      As filed with the Securities and Exchange Commission on April 14, 2006


                                            REGISTRATION STATEMENT NO.333-101814
                                                                       811-21266

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                 --------------

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                         POST-EFFECTIVE AMENDMENT NO. 8


                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                                 AMENDMENT NO. 9


                                 --------------

               TLAC SEPARATE ACCOUNT TWELVE FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                               (Name of Depositor)

                                 --------------

                                  One Cityplace
                        HARTFORD, CONNECTICUT 06103-3415
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including area code: (860) 308-1000


                                 Marie C. Swift
                       Metropolitan Life Insurance Company
                               501 Boylston Street
                                Boston, MA 02116
                     (Name and Address of Agent for Service)


                                 --------------

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[ ]   immediately upon filing pursuant to paragraph (b) of Rule 485.


[X]   on May 1, 2006 pursuant to paragraph (b) of Rule 485.


[ ]   __ days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]   on _______ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered: Individual Variable Annuity Contracts


================================================================================

                   PIONEER ANNUISTAR PLUS ANNUITY PROSPECTUS:


          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES



          METLIFE OF CT SEPARATE ACCOUNT TWELVE FOR VARIABLE ANNUITIES



This prospectus describes PIONEER ANNUISTAR PLUS ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut (formerly The Travelers Insurance Company and The Travelers Life and Annuity Company, respectively).* MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."



You can choose to have your premium ("Purchase Payments") and any associated Purchase Payment Credits accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available for contracts purchased on or after May 1, 2006 are:



AIM VARIABLE INSURANCE FUNDS - SERIES II+                       Pioneer Cullen Value VCT Portfolio
   AIM V.I. Capital Appreciation Fund                           Pioneer Emerging Markets VCT Portfolio
   AIM V.I. Mid Cap Core Equity Fund                            Pioneer Equity Income VCT Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -          Pioneer Equity Opportunity VCT Portfolio
   CLASS II
   Franklin Rising Dividends Securities Fund                    Pioneer Europe VCT Portfolio
   Franklin Small-Mid Cap Growth Securities Fund                Pioneer Fund VCT Portfolio
   Templeton Foreign Securities Fund                            Pioneer Global High Yield VCT Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.- Class II+      Pioneer Growth Shares VCT Portfolio
   Legg Mason Partners Variable All Cap Portfolio+              Pioneer High Yield VCT Portfolio
   Legg Mason Partners Variable Total Return Portfolio+         Pioneer Ibbotson Aggressive Allocation VCT Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II - CLASS II+          Pioneer Ibbotson Growth Allocation VCT Portfolio
   Legg Mason Partners Variable Aggressive Growth Portfolio+    Pioneer Ibbotson Moderate Allocation VCT Portfolio
MET INVESTORS SERIES TRUST - CLASS B                            Pioneer International Value VCT Portfolio
   Oppenheimer Capital Appreciation Portfolio+                  Pioneer Mid Cap Value VCT Portfolio
METROPOLITAN SERIES FUND, INC.                                  Pioneer Oak Ridge Large Cap Growth VCT Portfolio
   BlackRock Money Market Portfolio - Class A+                  Pioneer Real Estate Shares VCT Portfolio
   Oppenheimer Global Equity Portfolio - Class B+               Pioneer Small and Mid Cap Growth VCT Portfolio+
PIONEER VARIABLE CONTRACTS TRUST - CLASS II                     Pioneer Small Cap Value VCT Portfolio
   Pioneer America Income VCT Portfolio                         Pioneer Small Company VCT Portfolio
   Pioneer AmPac Growth VCT Portfolio+                          Pioneer Strategic Income VCT Portfolio
   Pioneer Balanced VCT Portfolio                               Pioneer Value VCT Portfolio



 + This Variable Funding Option has been subject to a merger, substitution or name change. Please see "The Annuity Contract -- The Variable Funding Options" for more information.

*THE TRAVELERS INSURANCE COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE INSURANCE COMPANY OF CONNECTICUT. THE TRAVELERS LIFE AND ANNUITY COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT. THE CHANGE WILL BE EFFECTIVE MAY 1, 2006 PENDING REGULATORY APPROVAL. YOU WILL RECEIVE A CONTRACT ENDORSEMENT NOTIFYING YOU OF THE NAME CHANGE ONCE IT HAS OCCURRED.



We also offer variable annuity contracts that do not have Purchase Payment Credits, and therefore may have lower fees. Over time, the value of the Purchase Payment Credits could be more than offset by higher charges. You should carefully consider whether or not this Contract is the most appropriate investment for you. The Contract, certain Contract features and/or some of the funding options may not be available in all states. This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2006. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415, call 1-866-547-3793 or access the SEC's website (http://www.sec.gov). See Appendix E for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


                          PROSPECTUS DATED MAY 1, 2006

                                TABLE OF CONTENTS


Glossary...............................................     3
Summary................................................     5
Fee Table..............................................     9
Condensed Financial Information........................    16
The Annuity Contract...................................    16
   Contract Owner Inquiries............................    17
   Purchase Payments...................................    17
   Purchase Payment Credits............................    18
   Accumulation Units..................................    18
   The Variable Funding Options........................    19
The Fixed Account......................................    22
Charges and Deductions.................................    22
   General.............................................    22
   Withdrawal Charge...................................    23
   Free Withdrawal Allowance...........................    23
   Transfer Charge.....................................    23
   Administrative Charges..............................    24
   Mortality and Expense Risk Charge...................    24
   Variable Benefit Charge.............................    24
   Variable Liquidity Benefit Charge...................    24
   Enhanced Stepped-Up Provision Charge................    24
   Guaranteed Minimum Withdrawal Benefit Charge........    24
   Guaranteed Minimum Accumulation Benefit Charge......    25
   Variable Funding Option Expenses....................    25
   Premium Tax.........................................    25
   Changes in Taxes Based upon Premium or Value........    25
Transfers..............................................    25
   Market Timing/Excessive Trading.....................    25
   Dollar Cost Averaging...............................    27
Access to Your Money...................................    27
   Systematic Withdrawals..............................    28
Ownership Provisions...................................    28
   Types of Ownership..................................    28
     Contract Owner....................................    28
     Beneficiary.......................................    29
     Annuitant.........................................    29
Death Benefit..........................................    29
   Death Proceeds before the Maturity Date.............    30
   Enhanced Stepped-Up Provision.......................    32
   Payment of Proceeds.................................    32
   Spousal Contract Continuance........................    34
   Beneficiary Contract Continuance....................    34
   Death Proceeds after the Maturity Date..............    35
Living Benefits........................................    35
   Guaranteed Minimum Withdrawal Benefit...............    35
   Guaranteed Minimum Accumulation Benefit.............    41
The Annuity Period.....................................    48
   Maturity Date.......................................    48
   Allocation of Annuity...............................    48
   Variable Annuity....................................    48
   Fixed Annuity.......................................    49
Payment Options........................................    49
   Election of Options.................................    49
   Annuity Options.....................................    49
   Variable Liquidity Benefit..........................    50
Miscellaneous Contract Provisions......................    50
   Right to Return.....................................    50
   Termination.........................................    51
   Required Reports....................................    51
   Suspension of Payments..............................    51
The Separate Accounts..................................    51
   Performance Information.............................    52
Federal Tax Considerations.............................    52
   General Taxation of Annuities.......................    52
   Types of Contracts: Qualified and Non-qualified.....    53
   Qualified Annuity Contracts.........................    53
     Taxation of Qualified Annuity Contracts...........    53
     Mandatory Distributions for Qualified Plans.......    53
   Non-qualified Annuity Contracts.....................    53
     Diversification Requirements for
       Variable Annuities..............................    54
     Ownership of the Investments......................    54
     Taxation of Death Benefit Proceeds................    55
   Other Tax Considerations............................    55
     Treatment of Charges for Optional Death Benefits..    55
     Penalty Tax for Premature Distribution............    55
     Puerto Rico Tax Considerations....................    55
     Non-Resident Aliens...............................    55
Other Information......................................    56
   The Insurance Companies.............................    56
   Financial Statements................................    56
   Distribution of Variable Annuity Contracts..........    56
   Conformity with State and Federal Laws..............    58
   Voting Rights.......................................    58
   Restrictions on Financial Transactions..............    59
   Legal Proceedings ..................................    59
Appendix A: Condensed Financial Information for
MetLife of CT Separate Account Eleven                     A-1

Appendix B: Condensed Financial Information for
MetLife of CT Separate Account Twelve                     B-1
Appendix C: The Fixed Account..........................   C-1
Appendix D: Nursing Home Waiver........................   D-1
Appendix E: Contents of the Statement of Additional
  Information..........................................   E-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus any associated Purchase Payment Credits, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.


HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut or any other office that we may designate for the purpose of administering this Contract.


MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

PURCHASE PAYMENT CREDIT -- an amount credited to your Contract Value that equals a percentage of each Purchase Payment made.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403 or 408 of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.


WE, US, OUR -- MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut.


WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
                         PIONEER ANNUISTAR PLUS ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.


WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut ("the Company," "We" or "Us"). MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). MetLife Insurance Company of Connecticut sponsors the MetLife of CT Separate Account Eleven for Variable Annuities ("Separate Account Eleven"); MetLife Life and Annuity Company of Connecticut sponsors the MetLife of CT Separate Account Twelve for Variable Annuities ("Separate Account Twelve"). When we refer to the Separate Account, we are referring to either Separate Account Eleven or Separate Account Twelve, depending upon your issuing Company.



You may only purchase a Contract in states where the Contract has been approved for sale. The Contract and/or certain optional benefits may not currently be available for sale in all states. Contracts issued in your state may provide different features and benefits from and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.


CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.


During the payout phase, you may choose one of a number of annuity options. You may receive income payments in the form of a variable annuity, a fixed annuity, or a combination of both. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.


WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b) or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

This Contract is not available for purchase if the owner or the Annuitant is age 81 or older.



The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you. See "The Annuity Contract" section for more information.


CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds) minus any Purchase Payment Credits. Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment minus any Purchase Payment Credits. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed) minus any Purchase Payment Credits. We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

During the right to return period, you will not bear any contract fees associated with the Purchase Payment Credits. If you exercise your right to return, you will be in at least the same position as if you had exercised the right to return in a variable annuity contract with no Purchase Payment Credit. You would, however, receive any gains, and we would bear any losses attributable to the Purchase Payment Credits.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. We also reserve the right to restrict transfers into the Fixed Account if the credited interest rate is equal to the minimum guaranteed interest rate specified under the Contract. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E charge at an annual rate of 1.40% for the Standard Death Benefit, 1.55% for the Step-Up Death Benefit, and 1.75% for the Roll-Up Death Benefit. For Contracts with a value of less than $100,000, we also deduct an annual contract administrative charge of $40. Each Underlying Fund also charges for management costs and other expenses.



We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments and any associated Purchase Payment Credits withdrawn. The maximum percentage is 8%, decreasing to 0% after nine full years.


If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.


Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 8% of the amounts withdrawn. Please refer to "Payment Options" for a description of this benefit.



If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted daily from amounts in the Variable Funding Options. There are four GMWB rider options. The current charge for GMWB I Rider, GMWB II rider, and GMWB III rider, on an annual basis, is as follows: 0.40%, 0.50%, and 0.25%, respectively. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.



The fourth GMWB rider is the Guaranteed Minimum Withdrawal Benefit for Life rider. If you elect the Guaranteed Minimum Withdrawal Benefit for Life ("GMWB for Life" or "Living Income Guarantee") rider, a charge will be deducted daily from amounts in the Variable Funding Options. The charge depends on whether you purchase the Single Life Option or the Joint Life Option. The current charge, on an annual basis, is 0.65% for the Single Life Option and 0.80% for the Joint Life Option. The charge can increase but will never exceed 1.50%. This charge will continue until termination of the rider or Contract. You cannot cancel the rider, although the rider terminates under certain circumstances (see "Termination").


If you select the Guaranteed Minimum Accumulation Benefit ("GMAB"), a charge equal to 0.50% annually will be deducted from amounts in the Variable Funding Options.


HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments, Purchase Payment Credits and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and any credits and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.



For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts (see "Systematic Withdrawals").


HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? You may choose to purchase the Standard, Step-Up or Roll-Up Death Benefit. The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or the
election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:


      - PURCHASE PAYMENT CREDITS. For each Purchase Payment you make, we will add a credit to your Contract Value whenever the greater of the Contract Owner or the Annuitant is 80 or less at the time the Purchase Payment is received. This credit will equal at least 4.5% of the Purchase Payment. The expense for a contract with Purchase Payment Credits are higher than a similar contract without Purchase Payment Credits, and the additional expenses attributable to the credits may more than offset the amount of the Purchase Payment Credit.



            For Contracts issued between May 1, 2003, the current Purchase Payment Credit is equal to 6.0% of each Purchase Payment received. This Purchase Payment Credit increase does not apply retroactively to contracts issued before May 1, 2003. For contracts issued from May 1, 2003 until the date we change or rescind this Purchase Payment Credit increase, the 6.0% Purchase Payment Credit will apply to your initial purchase payment and each subsequent purchase payment received by us whenever the greater age of the Contract Owner or Annuitant is 80 or less at the time the Purchase Payment is received.


      - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

      - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

      - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.


      - MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70-1/2 or retires. These minimum distributions occur during the accumulation phase.


      - ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

      - SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

      - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(ies) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.

      - GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.


            - GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE ("GMWB FOR LIFE" OR "Living Income Guarantee"). For an additional charge, we will guarantee a fixed level of income for life after you attain a certain age as long as you do not withdraw more than a certain amount from your Contract each year. The guarantee is based on Purchase Payments received within two years of your initial purchase. Depending on when you elect to take your first withdrawal, the maximum amount of your investment that you may receive each year is 5%, 6%, or 7%. Payments are guaranteed for your life when you reach age 59 1/2 if you purchase the benefit alone (the "Single Life Option"), or guaranteed for the life of both you and your spouse (the "Joint Life Option") when both you and your spouse reach age 65 if you purchase the benefit with your spouse. The base guarantee increases each year automatically on your anniversary if your Contract Value is greater than the base guarantee. The guarantee is subject to restrictions on withdrawals, and you are required to remain invested in a limited number of specified Variable Funding Options. Currently, you may elect the GMWB for Life rider only at the time of your initial purchase of the Contract, and once you purchase the GMWB for Life rider, you cannot cancel it. Guaranteed withdrawals are also available before the qualifying age, however these payments are not guaranteed for life. There is also a guaranteed lump sum feature available after ten years in lieu of guaranteed periodic payments.


      - GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB"). For an additional charge, we will guarantee that your Contract Value will not be less than a minimum amount at the end of a specified number of years. The guaranteed amount is based on your Purchase Payments, including additional Purchase Payments you make within 12 months of electing the rider. Additional Purchase Payments made more than 12 months after you elect the rider will not increase the guaranteed amount. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount.

                                    FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE......................................      8%(1)
(as a percentage of the Purchase Payments and any associated Purchase Payment Credits withdrawn)

TRANSFER CHARGE........................................    $10(2)
(assessed on transfers that exceed 12 per year)

VARIABLE LIQUIDITY BENEFIT CHARGE......................     8%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE..................    $40(4)

----------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for nine years. The charge is as follows:

           YEARS SINCE PURCHASE                  WITHDRAWAL
               PAYMENT MADE                        CHARGE
----------------------------------------         ----------
GREATER THAN OR EQUAL TO   BUT LESS THAN
        0 years               3 years                8%
        3 years               4 years                7%
        4 years               5 years                6%
        5 years               6 years                5%
        6 years               7 years                4%
        7 years               8 years                3%
        8 years               9 years                2%
        9 years+                                     0%

(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after nine years. The charge is as follows:

           YEARS SINCE INITIAL                   WITHDRAWAL
             PURCHASE PAYMENT                      CHARGE
----------------------------------------         ----------
GREATER THAN OR EQUAL TO   BUT LESS THAN
        0 years               3 years                8%
        3 years               4 years                7%
        4 years               5 years                6%
        5 years               6 years                5%

        6 years               7 years                4%
        7 years               8 years                3%
        8 years               9 years                2%
        9 years+                                     0%

(4) We do not assess this charge if Contract Value is $100,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES
(as a percentage of the average daily net assets of the Separate Account)


We will assess a minimum mortality and expense risk charge ("M&E") of 1.40% and an administrative expense charge of 0.15% on all contracts. In addition, for optional features, there is a 0.20% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge for GMWB I (maximum of 1.00% upon reset), a 0.50% current charge for GMWB II (maximum of 1.00% upon reset), a 0.25% charge for GMWB III, a 0.65% current charge for GMWB for Life (Single Life Option) (maximum of 1.50% upon reset), and a 0.80% current charge for GMWB for Life (Joint Life Option) (maximum of 1.50% upon reset). Below is a summary of all the charges that may apply, depending on the death benefit and optional features you select:



                                                                STANDARD DEATH       STEP-UP DEATH        ROLL-UP DEATH
                                                                    BENEFIT             BENEFIT              BENEFIT
                                                                --------------       -------------        -------------
Mortality and Expense Risk Charge.............................      1.40%                1.55%                1.75%
Administrative Expense Charge.................................      0.15%                0.15%                0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL
FEATURES SELECTED.............................................      1.55%                1.70%                1.90%
Optional E.S.P. Charge.....................................         0.20%                0.20%                0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY
SELECTED......................................................      1.75%                1.90%                2.10%
Optional GMAB Charge..........................................      0.50%                0.50%                0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY
SELECTED......................................................      2.05%                2.20%                2.40%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMAB
SELECTED(5)...................................................      2.25%                2.40%                2.60%
Optional GMWB I Charge........................................      1.00%(6)             1.00%(6)             1.00%(6)
Optional GMWB II Charge.......................................      1.00%(6)             1.00%(6)             1.00%(6)
Optional GMWB III Charge......................................      0.25%                0.25%                0.25%
OPTIONAL GMWB FOR LIFE (SINGLE LIFE OPTION) CHARGE                  1.50%(6)             1.50%(6)             1.50%(6)
OPTIONAL GMWB FOR LIFE (JOINT LIFE OPTION) CHARGE                   1.50%(6)             1.50%(6)             1.50%(6)
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB
I ONLY SELECTED...............................................      2.55%                2.70%                2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB
II ONLY SELECTED..............................................      2.55%                2.70%                2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB
III ONLY SELECTED.............................................      1.80%                1.95%                2.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB FOR LIFE
(SINGLE LIFE OPTION) ONLY SELECTED                                  3.05%                3.20%                3.40%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB FOR LIFE
(JOINT LIFE OPTION) ONLY SELECTED                                   3.05%                3.20%                3.40%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB
I SELECTED....................................................      2.75%                2.90%                3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB
II SELECTED...................................................      2.75%                2.90%                3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB
III SELECTED..................................................      2.00%                2.15%                2.35%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB
FOR LIFE (SINGLE LIFE OPTION) SELECTED                              3.25%                3.40%                3.60%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB
FOR LIFE (JOINT LIFE OPTION) SELECTED                               3.25%                3.40%                3.60%



----------
(5)   GMAB and GMWB cannot both be elected.

(6)   The current charges for the available GMWB riders are as follow:



GMWB RIDER                                CURRENT CHARGE
----------------------------------        --------------
GMWB I                                        0.40%
GMWB II                                       0.50%
GMWB for Life (Single Life Option)            0.65%
GMWB for Life (Joint Life Option)             0.80%



UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2005 (unless otherwise indicated):



The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-866-547-3793.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                         MINIMUM     MAXIMUM
                                                                         -------     -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are
deducted from Underlying Fund assets, including management
fees, distribution and/or service fees (12b-1) fees, and
other expenses)                                                           0.42%       38.61%





UNDERLYING FUND FEES AND EXPENSES


(as a percentage of average daily net assets)



                                                DISTRIBUTION                      TOTAL       CONTRACTUAL     NET TOTAL
                                                   AND/OR                        ANNUAL        FEE WAIVER       ANNUAL
                                  MANAGEMENT    SERVICE(12B-1)       OTHER      OPERATING    AND/OR EXPENSE   OPERATING
UNDERLYING FUND:                     FEE            FEES           EXPENSES      EXPENSES    REIMBURSEMENT    EXPENSES**
------------------------------    ---------     --------------     --------     ---------    --------------   ----------
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Capital
     Appreciation Fund -
     Series II*                     0.61%           0.25%            0.29%        1.15%            --         1.15%(1)
   AIM V.I. Mid Cap Core
     Equity Fund - Series II*       0.72%           0.25%            0.31%        1.28%            --         1.28%
FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST
   Franklin Rising Dividends
     Securities Fund - Class 2*     0.62%           0.25%            0.02%        0.89%          0.02%        0.87%(2)(3)
   Franklin Small-Mid Cap
     Growth Securities Fund
     - Class 2*                     0.48%           0.25%            0.28%        1.01%          0.02%        0.99%(2)(3)
   Templeton Foreign
     Securities Fund - Class 2*     0.65%           0.25%            0.17%        1.07%          0.05%        1.02%(3)
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS I, INC.
   Legg Mason Partners
     Variable All Cap
     Portfolio - Class II*          0.75%           0.25%            0.07%        1.07%            --         1.07%
   Legg Mason Partners
     Variable Total Return
     Portfolio - Class II*          0.75%           0.25%            0.30%        1.30%           ---         1.30%(4)
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS II
   Legg Mason Partners
     Variable Aggressive
     Growth Portfolio -
     Class II*                      0.75%           0.25%            0.18%        1.18%            --         1.18%(5)
MET INVESTORS SERIES TRUST
   Oppenheimer Capital
     Appreciation Portfolio
     - Class B*                     0.59%           0.25%            0.10%        0.94%            --         0.94%(6)
METROPOLITAN SERIES FUND, INC.
   BlackRock Money Market
     Portfolio - Class A            0.35%             --             0.07%        0.42%          0.01%        0.41%(7)
   Oppenheimer Global Equity
     Portfolio - Class B*           0.60%           0.25%            0.33%        1.18%            --         1.18%
PIONEER VARIABLE CONTRACTS
   TRUST
   Pioneer America Income
     VCT Portfolio - Class II*      0.50%           0.25%            0.28%        1.03%            --         1.03%

   Pioneer AmPac Growth VCT
     Portfolio - Class II*          0.75%           0.25%              --         6.62%          5.67%        0.95%(8)
   Pioneer Balanced VCT
     Portfolio - Class II*          0.65%           0.25%            0.29%        1.19%            --         1.19%
   Pioneer Cullen Value VCT
     Portfolio - Class II*          0.70%           0.25%            4.76%        5.71%          4.71%        1.00%(8)
   Pioneer Emerging Markets
     VCT Portfolio - Class II*      1.15%           0.25%            0.59%        1.99%            --         1.99%
   Pioneer Equity Income VCT
     Portfolio - Class II*          0.65%           0.25%            0.06%        0.96%            --         0.96%
   Pioneer Equity
     Opportunity VCT
     Portfolio - Class II*          0.75%           0.25%           37.61%       38.61%          37.36%       1.25%(8)
   Pioneer Europe VCT
     Portfolio - Class II*          0.85%           0.25%            0.76%        1.86%            --         1.86%
   Pioneer Fund VCT
     Portfolio - Class II*          0.65%           0.25%            0.05%        0.95%            --         0.95%
   Pioneer Global High Yield
     VCT Portfolio - Class II*      0.65%           0.25%            4.75%        5.65%          4.65%        1.00%(8)
   Pioneer Growth Shares VCT
     Portfolio - Class II*          0.70%           0.25%            0.29%        1.24%            --         1.24%
   Pioneer High Yield VCT
     Portfolio - Class II*          0.65%           0.25%            0.12%        1.02%            --         1.02%
   Pioneer International
     Value VCT Portfolio -
     Class II*                      0.85%           0.25%            0.59%        1.69%            --         1.69%
   Pioneer Mid Cap Value VCT
     Portfolio - Class II*          0.65%           0.25%            0.05%        0.95%            --         0.95%
   Pioneer Oak Ridge Large
     Cap Growth VCT
     Portfolio - Class II*          0.75%           0.25%              --         1.93%          0.98%        0.95%(8)
   Pioneer Real Estate
     Shares VCT Portfolio -
     Class II*                      0.80%           0.25%            0.13%        1.18%            --         1.18%
   Pioneer Small and Mid Cap
     Growth VCT Portfolio -
     Class II*                      0.75%           0.25%              --         3.25%          2.25%        1.00%(8)
   Pioneer Small Cap Value
     VCT Portfolio - Class II*      0.75%           0.25%            0.39%        1.39%            --         1.39%
   Pioneer Small Company VCT
     Portfolio - Class II*          0.75%           0.25%            0.83%        1.83%            --         1.83%(9)
   Pioneer Strategic Income
     VCT Portfolio - Class II*      0.65%           0.25%            0.24%        1.14%            --         1.14%
   Pioneer Value VCT
     Portfolio - Class II*          0.75%           0.25%            0.43%        1.43%          0.13%        1.30%(8)



                                                                                                             NET TOTAL
                                                                                                               ANNUAL
                                                                                                             OPERATING
                                         DISTRIBUTION                         CONTRACTUAL                     EXPENSES
                                            AND/OR                 TOTAL          FEE         NET TOTAL    INCLUDING NET
                                           SERVICE                 ANNUAL       WAIVER         ANNUAL       EXPENSES OF
                             MANAGEMENT    (12B-1)       OTHER   OPERATING   AND/OR EXPENSE   OPERATING      UNDERLYING
  UNDERLYING FUND:              FEE          FEES      EXPENSES  EXPENSES    REIMBURSEMENT    EXPENSES**     PORTFOLIOS
-------------------------   -----------  ------------  --------  ---------   --------------   ----------   --------------
PIONEER VARIABLE
 CONTRACTS TRUST
Pioneer Ibbotson
 Aggressive Allocation
 VCT Portfolio - Class II*     0.17%        0.25%        0.70%     1.12%          0.38%         0.74%      1.62%(8)(10)(11)
Pioneer Ibbotson Growth
 Allocation VCT Portfolio
 - Class II*                   0.17%        0.25%        0.32%     0.74%           ---          0.74%      1.58%(10)(11)
Pioneer Ibbotson Moderate
 Allocation VCT Portfolio
 - Class II*                   0.17%        0.25%        0.32%     0.74%           ---          0.74%      1.54%(10)(11)

----------

* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).



** Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.


NOTES


(1) As a result of a reorganization of another fund into the Fund, which will occur on or about May 1, 2006, the Fund's Total Annual Operating Expenses have been restated to reflect such reorganization.



(2) While the maximum amount payable under the Fund's Class rule 12b-1 plan is 0.35% per year of the Fund's Class average annual net assets, the Board has set the current rate at 0.25% per year.



(3) The Fund's manager has agreed in advance to reduce its fees with respect to assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission.



(4) The management fee in the table has been restated to reflect a new management fee schedule which became effective on October 1, 2005.




(5) The management fee in the table has been restated to reflect a new management fee schedule which became effective on December 1, 2005.



(6) Met Investors Advisory and Met Investors Series Trust have entered into an Expense Limitation Agreement under which Met Investors Advisory has agreed to waive or limit its fees and to assume other expenses so that the total annual expenses of the Portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) will not exceed, at any time prior to April 30, 2007, the following percentage: 1.00%. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may be repaid to the investment manager if, in the future, actual expenses of this portfolio are less than these expense limits. Certain amounts were recouped by the investment manager during 2005. The amounts repaid are reflected in Other Expenses and equal 0.05%.



(7) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.005% on the first $500 million of assets and 0.015% on the next $500 million of assets.



(8) Net Total Annual Operating Expenses reflect a contractual expense limitation in effect through May 1, 2007 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class II expenses to the percentages of the average daily net assets attributable to Class II shares listed in the table below. There can be no assurance that Pioneer will extend the expense limitation beyond May 1, 2007. See the Statement of Additional Information for the Underlying Fund for details regarding the expense limitation agreement.



                                                                          CONTRACTUAL FEE
                                                                              AND/OR
                                                                              EXPENSE
VARIABLE FUNDING OPTION                                                     LIMITATION
------------------------------------------------------------------        ---------------
Pioneer AmPac Growth VCT Portfolio................................             0.95%
Pioneer Cullen Value VCT Portfolio................................             1.00%
Pioneer Equity Opportunity VCT Portfolio..........................             1.25%
Pioneer Global High Yield VCT Portfolio...........................             1.00%
Pioneer Oak Ridge Large Cap Growth VCT Portfolio..................             0.95%
Pioneer Small and Mid Cap Growth VCT Portfolio....................             1.00%
Pioneer Value VCT Portfolio.......................................             1.30%
Pioneer Ibbotson Aggressive Allocation VCT Portfolio..............             0.74%



(9) Pioneer Small Company VCT Portfolio is expected to merge into Pioneer Small Cap Value VCT Portfolio as of approximately May 24, 2006.



(10) The management fee payable by the portfolio is equal to 0.13% of average daily net assets attributable to the portfolio's investments in underlying funds managed by Pioneer Investment Management, Inc. ("Pioneer") and cash and 0.17% of average daily net assets attributable to other investments, including underlying funds that are not managed by Pioneer, with breakpoints at incremental asset levels. Since initially all of the underlying funds are managed by Pioneer, the management fee will initially be 0.13% of average daily net assets.



(11) These portfolios are "fund of funds" portfolios that invest substantially all of their assets in other portfolios ("underlying portfolios"). In addition to their own operating expenses, these portfolios indirectly pay a portion of the expenses incurred by the underlying portfolios. The average expense ratio of underlying portfolios below is an estimate based upon (i) Ibbotson Associates, LLC's ("Ibbotson's") initial target allocation of the portfolios' assets among underlying portfolios and (ii) the historical expense ratio of the underlying portfolios based upon their most recent fiscal year, which are stated either on a gross basis or net of any contractual expense limitation in effect for at least one year from the date of this prospectus. The actual indirect expenses incurred by a shareholder will vary based upon the portfolios' actual allocation of its assets and the actual expenses of the underlying portfolios. Certain of the underlying portfolios have agreed to expense limitations that may be in effect for varying periods or that may be terminated at any time by the investment adviser to the underlying portfolio. The average expense ratio of underlying portfolios is estimated to be 0.88% for the Pioneer Ibbotson Aggressive Allocation VCT Portfolio, 0.84% for the Pioneer Ibbotson Growth Allocation VCT Portfolio and 0.80% for the Pioneer Ibbotson Moderate Allocation VCT Portfolio, in each case based upon (i) Ibbotson's initial target allocation of the portfolio's assets among underlying portfolios and (ii) the historical gross expense ratio of the underlying portfolios for their most recent fiscal year. The portfolios only invest in class shares of the underlying portfolios that do not incur sales loads or Rule 12b-1 fees. Based on the initial target allocations and the most recent shareholder report or prospectus of each underlying portfolio, the total annual fund operating expenses (before expense limitations) for Class Y shares for the underlying portfolios ranges from 0.57% - 1.31% of average daily net assets. Based on the initial target allocations and the most recent shareholder report or prospectus of each underlying portfolio, the total annual fund operating expenses (after expense limitations) for Class Y shares for the underlying portfolios ranges from 0.57% - 1.21% of average daily net assets.



EXAMPLE



The example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. The example does not represent past or future expenses. Your actual expenses may be more or less than those shown.



The example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.



The example assume you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. Your actual expenses will be less than those shown if you do not elect all of the available optional benefits. The GMAB and the GMWB cannot both be elected.



EXAMPLE -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit for Life (assuming the maximum 1.50% charge applies in all Contract Years).



                                      IF CONTRACT IS SURRENDERED AT THE END OF   IF CONTRACT IS NOT SURRENDERED OR ANNUITIZED
                                                   PERIOD SHOWN:                          AT THE END OF PERIOD SHOWN:
                                      ----------------------------------------   --------------------------------------------
FUNDING OPTION                        1 YEAR    3 YEARS     5 YEARS    10 YEARS  1 YEAR     3 YEARS     5 YEARS      10 YEARS
------------------------------------  ------    -------     -------    --------  ------     -------     -------      --------
Underlying Fund with Minimum Total
 Annual Operating Expenses..........  $1,210     $1,956     $ 2,611    $ 4,202   $  410      $1,236      $2,071      $ 4,202
Underlying Fund with Maximum Total
 Annual Operating Expenses..........  $4,376     $8,522     $10,382    $11,392   $3,576      $7,802      $9,842      $11,392


                         CONDENSED FINANCIAL INFORMATION

See Appendices A and B.

                              THE ANNUITY CONTRACT


Pioneer Annuistar Plus Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments and any associated Purchase Payment Credits, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.


The Contract is not available for purchase if the proposed owner or Annuitant is age 81 or older.


The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.

                                            MAXIMUM AGE BASED ON THE OLDER OF THE OWNER AND
  DEATH BENEFIT/OPTIONAL FEATURE                    ANNUITANT ON THE CONTRACT DATE*
-------------------------------------       -----------------------------------------------
Standard Death Benefit                                             80
Annual Step-Up Death Benefit                                       79
Roll Up Death Benefit                                              75
Enhanced Stepped-Up Provision (E.S.P)                              75


* The maximum age for optional death benefits may be reduced in connection with the offer of the Contracts through certain broker dealers.


Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.


Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your tax adviser to determine if this Contract is appropriate for you.


CONTRACT OWNER INQUIRIES


Any questions you have about your Contract should be directed to our Home Office at 1-866-547-3793.


PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Initial Purchase Payments plus the total of any subsequent Purchase Payments may total more than $1,000,000 only with our prior consent. We may restrict Purchase Payments into the Fixed Account whenever the current credited interest rate for the Fixed Account is equal to the minimum guaranteed rate specified in your Contract.

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

We will credit any subsequent Purchase Payment to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

PURCHASE PAYMENT CREDITS


For Contracts issued between May 1, 2003, for each Purchase Payment you make, we will add a credit to your Contract Value whenever the greater age of the Contract Owner or Annuitant is 80 or less at the time the Purchase Payment is received. This credit will equal 4.5% of the Purchase Payment.



For Contracts issued prior to May 1, 2003 until the date we change or rescind this Purchase Payment Credit increase, for each Purchase Payment you make, we will add a credit to your Contract Value whenever the greater age of the Contract Owner or Annuitant is 80 or less at the time the Purchase Payment is received. This credit will equal 6.0% of the Purchase Payment.



We reserve the right to change or rescind the Purchase Payment Credit increase for contracts issued on or after March 31, 2006.


We will apply the Purchase Payment Credit to the funding options in the same ratio as the applicable Purchase Payment.

We will deduct the Purchase Payment Credit from any refunds made if:

      (a)   you return your Contract during the right to return;

      (b) you (or the Annuitant, with no Contingent Annuitant surviving) die during the first 12 months after the Contract Date; or

      (c) you surrender or terminate your Contract within 12 months after the Contract Date.

NOTE: We have applied to the SEC for permission to deduct the credit from refunds made under (b) or (c) for Purchase Payment Credits applied after the first Contract Year. Until the permission is granted, we will not deduct Purchase Payment Credits applied after the first Contract Year in such circumstances. The application for exemptive relief (File No. 812-13042) was filed on July 29, 2003.

If you return your Contract during the right to return period under (a), the amount we return to you will include any investment gains on the credit during the right to return period. However, if you have investment losses on the credit during the right to return period, we will recover the original amount of the credit. When we determine the amount of Purchase Payment Credits to deduct from any refund amount or death benefit under (b) or (c), we will not include a credit's investment gains or losses.

You should know that over time, particularly in a positive market, the costs associated with the Purchase Payment Credits may exceed the sum of the Purchase Payment Credits and related earnings. You should consider this possibility before purchasing the Contract.

Purchase Payment Credits may not be included in your Remaining Benefit Base under GMWB. Please refer to the description of GMWB for more information. Purchase Payment Credits are not included in your Base Calculation Amount under the GMAB. Please refer to the description of GMAB for more information.

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. Normally, we calculate the value of an Accumulation Unit for each funding option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.


You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity contracts, variable life insurance policies, and in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.



We select the Underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or sub-adviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or sub-adviser is one of our affiliates or whether the Underlying Fund, its adviser, its sub-adviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative, marketing and other support services that would otherwise be provided by the Underlying Fund, the Underlying Fund's investment adviser, or its distributor. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. When we develop a variable product in cooperation with a fund family or distributor (e.g., a "private label" product), we will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from our selection criteria.



We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from owners. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund.



In certain circumstances, our ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. ("MetLife") and Legg Mason, Inc. ("Legg Mason") relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which we can remove an Underlying Fund, which, in some cases, may differ from our selection criteria. In addition, during the term of the agreement, subject to our fiduciary and other legal duties, we are generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. ("Citigroup") as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason.



If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for the purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund(s) may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.



You will find detailed information about the Underlying Funds and their inherent risks in the current prospectuses for the Underlying Funds. Since each Variable Funding Option has varying degrees of risk, please read the prospectuses carefully before investing. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-866-547-3793 to request additional copies of the prospectuses.



ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC and Met Investors Advisory LLC) or sub-adviser of an Underlying Fund, or its affiliates, may compensate us and/or certain of our affiliates for administrative or other services relating to the Underlying Funds. The amount of this compensation is not deducted from Fund assets and does not decrease the Fund's investment return. The amount of the compensation is based on a percentage of assets of the Underlying Fund attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or sub-advisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%. Additionally, an investment adviser or sub-adviser of an Underlying Fund or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or sub-adviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

We and/or certain of our affiliated insurance companies are joint members of our affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory LLC, which are organized as "limited liability companies." Our membership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Funds. We may benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for information on the management fees paid by the advisers to the sub-advisers.)



Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the Underlying Fund's prospectus. (See "Fee Table -- Underlying Fund Fees and Expenses" and "Other Information -- Distribution of Variable Annuity Contracts.") The payments are deducted from the assets of the Underlying Funds and are paid to our distributor, MLI Distribution LLC. These payments decrease the Funds' investment return.



The agreement described above between MetLife and Legg Mason also obligates Legg Mason affiliates to continue on their current terms certain arrangements under which we receive payments in connection with our provision of administrative, marketing or other support services to the Underlying Funds advised or sub-advised by Legg Mason affiliates.



Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment adviser and fees. You may obtain an Underlying Fund prospectus by calling 1-866-547-3793 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:


FUNDING                                                  INVESTMENT                               INVESTMENT
OPTION                                                   OBJECTIVE                            ADVISER/SUBADVISER
--------------------------------------    ----------------------------------------    -----------------------------------
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Capital Appreciation Fund     Seeks growth of capital.                    A I M Advisors, Inc.
     - Series II
   AIM V.I. Mid Cap Core Equity Fund      Seeks long-term growth of capital.          A I M Advisors, Inc.
     - Series II
FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST
   Franklin Rising Dividends              Seeks long-term capital appreciation,       Franklin Advisory Services, LLC
     Securities Fund - Class 2            with preservation of capital as an
                                          important consideration.
   Franklin Small-Mid Cap Growth          Seeks long-term capital growth.             Franklin Advisers, Inc.
     Securities Fund - Class 2
   Templeton Foreign Securities Fund      Seeks long-term capital growth.             Templeton Investment Counsel, LLC
     - Class 2                                                                        Subadviser: Franklin Templeton
                                                                                      Investment Management Limited
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS I, INC.
   Legg Mason Partners Variable All       Seeks capital appreciation through          Salomon Brothers Asset Management
     Cap Portfolio - Class II             investments.                                Inc
   Legg Mason Partners Variable Total     Seeks to obtain above-average income.       Salomon Brothers Asset Management
     Return Portfolio - Class II                                                      Inc
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS II
   Legg Mason Partners Variable           Seeks capital appreciation.                 Salomon Brothers Asset Management
     Aggressive Growth Portfolio -                                                    Inc
     Class II
MET INVESTORS SERIES TRUST
   Oppenheimer Capital Appreciation       Seeks capital appreciation.                 Met Investors Advisory LLC
     Portfolio - Class B                                                              Subadviser: OppenheimerFunds, Inc.
METROPOLITAN SERIES FUND, INC.
   BlackRock Money Market Portfolio -     Seeks a high level of current income        MetLife Advisers, LLC
     Class A                              consistent with preservation of capital.    Subadviser: BlackRock Advisors,
                                                                                      Inc.
   Oppenheimer Global Equity              Seeks capital appreciation.                 MetLife Advisers, LLC
     Portfolio - Class B                                                              Subadviser: OppenheimerFunds, Inc.
PIONEER VARIABLE CONTRACTS TRUST
   Pioneer America Income VCT             Seeks as high a level of current income     Pioneer Investment Management, Inc.
     Portfolio - Class II                 as is consistent with preservation of
                                          capital.
   Pioneer AmPac Growth VCT Portfolio     Seeks long-term capital growth.             Pioneer Investment Management, Inc.
     - Class II                                                                       Subadviser: L. Roy Papp &
                                                                                      Associates, LLP
   Pioneer Balanced VCT Portfolio -       Seeks capital growth and current income     Pioneer Investment Management, Inc.
     Class II                             by actively managing investments in a       Subadviser: Prudential Investment
                                          diversified portfolio of equity             Management, Inc.
                                          securities.
   Pioneer Cullen Value VCT Portfolio     Seeks capital appreciation, with            Pioneer Investment Management, Inc.
     - Class II                           current income as a secondary objective.    Subadviser: Cullen Capital
                                                                                      Management, Inc.
   Pioneer Emerging Markets VCT           Seeks long-term growth of capital.          Pioneer Investment Management, Inc.
     Portfolio - Class II
   Pioneer Equity Income VCT              Seeks current income and long-term          Pioneer Investment Management, Inc.
     Portfolio - Class II                 growth of capital from a portfolio
                                          consisting primarily of income
                                          producing equity securities of U.S.
                                          corporations.

   Pioneer Equity Opportunity VCT         Seeks long-term capital growth. As a        Pioneer Investment Management, Inc.
     Portfolio - Class II                 secondary objective, the portfolio may
                                          seek income.
   Pioneer Europe VCT Portfolio -         Invests in equity securities of             Pioneer Investment Management, Inc.
     Class II                             European issuers for long-term growth
                                          of capital.
   Pioneer Fund VCT Portfolio - Class     Invests in a broad list of carefully        Pioneer Investment Management, Inc.
     II                                   selected, reasonably priced securities
                                          for reasonable income and capital
                                          growth.
   Pioneer Global High Yield VCT          Seeks to maximize total return through      Pioneer Investment Management, Inc.
     Portfolio - Class II                 a combination of income and capital
                                          appreciation.
   Pioneer Growth Shares VCT              Invests primarily in equity securities      Pioneer Investment Management, Inc.
     Portfolio - Class II                 of U.S. issuers for appreciation of
                                          capital.
   Pioneer High Yield VCT Portfolio -     Invests in below investment grade debt      Pioneer Investment Management, Inc.
     Class II                             securities and preferred stocks to
                                          maximize total return through a
                                          combination of income and capital
                                          appreciation.
   Pioneer Ibbotson Aggressive            Invests in equity securities of             Pioneer Investment Management, Inc.
     Allocation VCT Portfolio - Class     European issuers for long-term growth       Subadviser: Ibbotson Associates,
     II                                   of capital.                                 LLC
   Pioneer Ibbotson Growth Allocation     Seeks long-term capital growth and          Pioneer Investment Management, Inc.
     VCT Portfolio - Class II             current income.                             Subadviser: Ibbotson Associates,
                                                                                      LLC
   Pioneer Ibbotson Moderate              Seeks long-term capital growth and          Pioneer Investment Management, Inc.
     Allocation VCT Portfolio - Class     current income.                             Subadviser: Ibbotson Associates,
     II                                                                               LLC
   Pioneer International Value VCT        Invests primarily in equity securities      Pioneer Investment Management, Inc.
     Portfolio - Class II                 of non-U.S. issuers for long-term
                                          growth of capital.
   Pioneer Mid Cap Value VCT              Seeks capital appreciation by investing     Pioneer Investment Management, Inc.
     Portfolio - Class II                 in a diversified portfolio of
                                          securities consisting primarily of
                                          common stocks.
   Pioneer Oak Ridge Large Cap Growth     Seeks capital appreciation.                 Pioneer Investment Management, Inc.
     VCT Portfolio - Class II                                                         Subadviser: Oak Ridge Investments,
                                                                                      LLC
   Pioneer Real Estate Shares VCT         Invests primarily in equity securities      Pioneer Investment Management, Inc.
     Portfolio - Class II                 of REITs and other real estate industry     Subadviser: AEW Management and
                                          issuers for long-term growth of             Advisors, L.P.
                                          capital. Current income is the
                                          portfolio's secondary investment
                                          objective.
   Pioneer Small and Mid Cap Growth       Seeks long term capital growth.             Pioneer Investment Management, Inc.
     VCT Portfolio - Class II                                                         Subadviser: L. Roy Papp &
                                                                                      Associates, LLP
   Pioneer Small Cap Value VCT            Seeks capital growth by investing in a      Pioneer Investment Management, Inc.
     Portfolio - Class II                 diversified portfolio of securities,
                                          consisting primarily of equity
                                          securities of small companies.
   Pioneer Strategic Income VCT           Invests in debt securities for a high       Pioneer Investment Management, Inc.
     Portfolio - Class II                 level of current income.
   Pioneer Value VCT Portfolio -          Seeks reasonable income and capital         Pioneer Investment Management, Inc.
     Class II                             growth.

ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS



Underlying Fund Name Changes



                FORMER NAME                                                      NEW NAME
-----------------------------------------------------   ---------------------------------------------------------
  Pioneer Papp America-Pacific Rim VCT Portfolio          Pioneer AmPac Growth VCT Portfolio
  Pioneer Papp Small and Mid Cap Growth VCT Portfolio     Pioneer Small and Mid Cap Growth VCT Portfolio
SALOMON BROTHERS VARIABLE SERIES FUNDS, INC.            LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.
  All Cap Fund                                            Legg Mason Partners Variable All Cap Portfolio
  Total Return Fund                                       Legg Mason Partners Variable Total Return Portfolio
GREENWICH STREET SERIES FUND                            LEGG MASON PARTNERS VARIABLE PORTFOLIOS II
  Salomon Brothers Variable Aggressive Growth Fund        Legg Mason Partners Variable Aggressive Growth Portfolio



UNDERLYING FUND MERGERS/REORGANIZATIONS



The former Underlying Funds were merged with or reorganized into the new Underlying Funds.



FORMER UNDERLYING FUND                                         NEW UNDERLYING FUND
----------------------                                  -----------------------------------

THE TRAVELERS SERIES TRUST                              METROPOLITAN SERIES FUND, INC.
   Money Market Portfolio                                  BlackRock Money Market Portfolio

PIONEER VARIABLE CONTRACTS TRUST                        PIONEER VARIABLE CONTRACTS TRUST

Pioneer Small Company VCT Portfolio*                    Pioneer Small Cap Value VCT Portfolio*

*Pioneer Small Company VCT Portfolio is
expected to merge into Pioneer Small Cap Value VCT
Portfolio as of approximately May 24, 2006.



UNDERLYING FUND SUBSTITUTIONS



The following new Underlying Funds were substituted for the former Underlying Funds.



       FORMER UNDERLYING FUND                                      NEW UNDERLYING FUND
-------------------------------------------             --------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS                      MET INVESTORS SERIES TRUST
  Oppenheimer Capital Appreciation Fund/VA                Oppenheimer Capital Appreciation Portfolio/VA
                                                        METROPOLITAN SERIES FUND, INC.
  Oppenheimer Global Securities Fund/VA                   Oppenheimer Global Equity Portfolio/VA





                                  FIXED ACCOUNT

We may offer our Fixed Account as a funding option. Please refer to your Contract and Appendix C for more information.

                             CHARGES AND DEDUCTIONS

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

      - the ability for you to make withdrawals and surrenders under the Contracts

      - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

      - the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)

      - administration of the annuity options available under the Contracts and

      -     the distribution of various reports to Contract Owners

Costs and expenses we incur include:

      - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

      - sales and marketing expenses including commission payments to your sales agent and

      -     other costs of doing business

Risks we assume include:

      - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

      - that the amount of the death benefit will be greater than the Contract Value and

      - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.


The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.


WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments and any associated Purchase Payment Credits are withdrawn before they have been in the Contract for nine years. We will assess the charge as a percentage of the Purchase Payment and any associated Purchase Payment Credits withdrawn as follows:


           YEARS SINCE PURCHASE            WITHDRAWAL
               PAYMENT MADE                  CHARGE
---------------------------------------    ----------
GREATER THAN OR EQUAL
        TO                BUT LESS THAN
        0 years             3 years           8%
        3 years             4 years           7%
        4 years             5 years           6%
        5 years             6 years           5%
        6 years             7 years           4%
        7 years             8 years           3%
        8 years             9 years           2%
        9 years+                              0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

      (a) any Purchase Payment and any associated Purchase Payment Credits to which no withdrawal charge applies, then

      (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

      (c) any remaining Purchase Payment and any associated Purchase Payment Credits to which a withdrawal charge applies (on a first-in, first-out basis), then

      (d)   any Contract earnings

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments and associated credits are distributed:

      - due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving) or

      -     under the Managed Distribution Program or


      - under the Nursing Home Confinement provision (as described in Appendix B)


FREE WITHDRAWAL ALLOWANCE

Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually. We calculate the available withdrawal amount as of the end of the previous Contract Year. If you have Purchase Payments, and any associated Purchase Payment Credits, that are no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance or (b) the total amount of Purchase Payments, and any associated Purchase Payment Credits, no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments, and any associated Purchase Payment Credits no longer subject to a withdrawal charge. The free withdrawal provision applies to all withdrawals except those transferred directly to annuity contracts issued by other financial institutions. The free withdrawal allowance is not cumulative from year to year.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59-1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES


There are two administrative charges: the $40 annual Contract administrative charge and the administrative expense charge. We will deduct the annual Contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract. We will prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a Contract administrative charge from the Fixed Account or:


      (1)   from the distribution of death proceeds;

      (2)   after an annuity payout has begun; or

      (3) if the Contract Value on the date of assessment equals or is greater than $100,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, a maximum of 0.15 % of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE


Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts held in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Standard Death Benefit, the M&E charge equals 1.40% annually. If you choose the Annual Step-Up Death Benefit, the M&E charge is 1.55% annually. If you choose the Roll-Up Death Benefit, the M&E charge is 1.75% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 8% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:


         YEARS SINCE INITIAL               WITHDRAWAL
           PURCHASE PAYMENT                 CHARGE
---------------------------------------    ----------
 GREATER THAN OR EQUAL
          TO              BUT LESS THAN
      0 years                3 years          8%
      3 years                4 years          7%
      4 years                5 years          6%
      5 years                6 years          5%
      6 years                7 years          4%
      7 years                8 years          3%
      8 years                9 years          2%
      9 years+                                0%

Please refer to Payment Options for a description of this benefit.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 0.20% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both age 75 or younger on the Contract Date.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE


If you elect to add a GMWB rider to your Contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.



GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE ("GMWB FOR LIFE") CHARGE



If you elect the GMWB for Life rider, a charge is deducted daily from amounts held in each Variable Funding Option. The current charge, on an annual basis, is 0.65% if you select the Single Life Option, or 0.80% if you select the Joint Life Option. Your current charge may increase when your benefits automatically reset, unless you notify us not to reset your benefits (see "LIVING BENEFITS-- Guaranteed Minimum Withdrawal Benefit for Life"). The charge will never exceed 1.50%. You cannot cancel the rider, although the rider terminates under certain circumstances (see "Termination").

GUARANTEED MINIMUM ACCUMULATION BENEFIT CHARGE


If the GMAB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 0.50% of the amounts held in each funding option.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX


Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.


CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request, which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING


Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).



We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., the Templeton Foreign Securities Fund, Oppenheimer Global Equity Portfolio, Pioneer Emerging Markets VCT Portfolio, Pioneer Europe VCT Portfolio, Pioneer Global High Yield VCT Portfolio, Pioneer High Yield VCT Portfolio, Pioneer International Value VCT Portfolio, Pioneer AmPac Growth VCT Portfolio, Pioneer Small and Mid Cap Growth VCT Portfolio, Pioneer Small Cap Value VCT Portfolio, Pioneer Small Company VCT Portfolio and Pioneer Strategic Income VCT Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.



We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.



Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:



- reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or



- reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Owner.



Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.



The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.



The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract Owners and other persons with interests in the Contracts should be aware that we currently may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, under rules recently adopted by the Securities and Exchange Commission, effective October 16, 2006 we will be required to (1) enter into a written agreement with each Underlying Fund or its principal underwriter that will obligate us to provide to the Underlying Fund promptly upon request, certain information about trading activity of individual Contract Owners, and (2) execute instructions from the Underlying Funds to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.



In addition, Contract Owners and other persons with interests in the Contracts should be aware that some Underlying Funds may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds.



In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.



DOLLAR COST AVERAGING


Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under a 6 Month, 12 Month or 24 Month program. The programs may have different credited interest rates. We must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. Under each program, the interest will accrue only on the remaining amounts in the Special DCA Program. For example, under the 12 Month program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete program enrollment instructions within 15 days of receipt of the initial program Purchase Payment, the entire balance in the program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-program funds.

You may only have one DCA Program or Special DCA Program in place at one time.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA Program.

                              ACCESS TO YOUR MONEY

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.


If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.


MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See "Federal Tax Considerations".) These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.


                              OWNERSHIP PROVISIONS

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership or make additional Purchase Payments.

Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:

      -     the death benefit will not be payable upon the Annuitant's death

      -     the Contingent Annuitant becomes the Annuitant

      -     all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. At purchase, you elect the Standard Death Benefit, the Step-Up Benefit (also referred to as the "Annual Step-Up") or the Roll-Up Benefit. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance ("Death Report Date").

Three different types of death benefits are available under the Contract prior to the Maturity Date:

      -     Standard Death Benefit

      -     Annual Step-Up Death Benefit

      -     Roll-Up Death Benefit

The Annual Step-Up and Roll-Up Death Benefits may not be available in all jurisdictions. There are age restrictions on certain death benefits (see The Annuity Contract section).

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

STANDARD DEATH BENEFIT: We will pay the beneficiary an amount equal to the greater of (1) or (2) below, each reduced by any applicable premium tax not previously deducted:

      (1)   your Contract Value on the Death Report Date, or

      (2)   your Adjusted Purchase Payment, described below*

ANNUAL STEP-UP DEATH BENEFIT

We will pay the beneficiary an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax not previously deducted:

      (1)   your Contract Value on the Death Report Date,

      (2)   your Adjusted Purchase Payment described below* or

      (3)   the Step-Up Value, if any, as described below

ROLL-UP DEATH BENEFIT

If the Annuitant dies before age 80, the death
benefit will be the greatest of:                          -   the Contract Value on the Death Report Date
                                                          -   your adjusted Purchase Payment, described below*
                                                          -   the Step-Up Value, if any, described below or
                                                          -   the Roll-Up Death Benefit Value, described below; or

If the Annuitant dies on or after age 80, the death
benefit will be the greatest of:                          -   the Contract Value on the Death Report Date
                                                          -   your adjusted Purchase Payment, described below*;
                                                          -   the Step-Up Value, if any, as described below or
                                                          -   the Roll-Up Death Benefit Value, described below, on
                                                              the Annuitant's 80th birthday, plus any additional
                                                              Purchase Payments and minus any partial surrender
                                                              reductions (as described below) that occur after the
                                                              Annuitant's 80th birthday



* If you have elected a GMWB Rider (Principal Guarantee) your adjusted Purchase Payment will NOT be calculated as described below but will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date you purchase the rider. If you purchased the GMWB for Life rider and if your Contract provides for a death benefit amount that is the greatest of multiple benefits including the Adjusted Purchase Payment, your Adjusted Purchase Payment will not be calculated as described below, but instead will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date the GMWB for Life rider is added to your Contract.


ADJUSTED PURCHASE PAYMENT. The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever an additional Purchase Payment is made, the Adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a Partial Surrender Reduction, described below. Purchase Payment Credits are not considered Purchase Payments for the purposes of this calculation.

STEP-UP VALUE

The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary less any Purchase Payment Credits applied within the last 12 months. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value less any Purchase Payment Credits applied within 12 months is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value less any Purchase Payment Credits applied within the last 12 months. If the Step-Up

Value is greater than the Contract Value less any Purchase Payment Credits applied within the last 12 months, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a Partial Surrender Reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or withdrawals as described below.

ROLL-UP DEATH BENEFIT VALUE

On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. Purchase Payment Credits are not considered Purchase Payments. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal a) plus b) minus c), increased by 5%, where:

      (a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

      (b)   is any Purchase Payment made during the previous Contract Year

      (c) is any Partial Surrender Reduction (as described below) during the previous Contract Year.

On dates other than the Contract Date anniversary, the Roll-Up Death Benefit Value will equal a) plus b) minus c) where:

      (a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

      (b) is any Purchase Payment made since the previous Contract Date anniversary

      (c) is any Partial Surrender Reduction (as described below) since the previous Contract Date anniversary

The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all partial surrender reductions** (as described below).

** Your Roll-Up Death Benefit will be subjected to the partial surrender reduction below even if you have elected the GMWB Rider (Principal Guarantee).

PARTIAL SURRENDER REDUCTIONS.

ADJUSTED PURCHASE PAYMENT: The Partial Surrender Reduction equals (1) the adjusted Purchase Payment in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender less any Purchase Payment Credits applied within 12 months of the surrender.

For example, assume your current Contract Value is $55,000. If your current adjusted Purchase Payment is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the adjusted Purchase Payment as follows:


      $50,000 x ($10,000/55,000) = $9,090



Your new adjusted Purchase Payment would be $50,000-$9,090, or $40,910.


The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Adjusted Purchase Payment is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the adjusted Purchase Payment as follows:


      $50,000 x ($10,000/$30,000) = $16,666



Your new adjusted Purchase Payment would be $50,000-$16,666, or $33,334.


STEP-UP AND ROLL-UP VALUE: The Partial Surrender Reduction equals (1) the death benefit value (Step-Up or Roll-Up Value) in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender less any Purchase Payment Credits applied within 12 months of the surrender.

For example, assume your current Contract Value is $55,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:

      $50,000 x ($10,000/$55,000) = $9,090



Your  new Step-Up Value would be $50,000 -- $9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:


      $50,000 x ($10,000/$30,000) = $16,666



Your new Step-Up Value would be $50,000 -- $16,666, or $33,334.


ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are received both after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT is equal to the Contract Value as of the rider effective date. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:


      $50,000 x ($10,000/$55,000) = $9,090


You new modified Purchase Payment would be $50,000 -- $9,090 = $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:


      $50,000 x ($10,000/$30,000) = $16,666


Your new modified Purchase Payment would be $50,000 -- $16,666 = $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

                                                                                                                MANDATORY
    BEFORE THE MATURITY DATE,              THE COMPANY WILL                                                   PAYOUT RULES
      UPON THE DEATH OF THE              PAY THE PROCEEDS TO:       UNLESS. . .                                  APPLY*
----------------------------------     ------------------------    ---------------------------------------    ---------------
OWNER (WHO IS NOT THE ANNUITANT)       The beneficiary (ies),       Unless, the beneficiary elects to         Yes
(WITH NO JOINT OWNER)                  or if none, to the           continue the Contract rather than
                                       Contract Owner's estate.     receive the distribution.

OWNER (WHO IS THE ANNUITANT)           The beneficiary (ies),       Unless, the beneficiary elects to         Yes
(WITH NO JOINT OWNER)                  or if none, to the           continue the Contract rather than
                                       Contract Owner's estate.     receive the distribution.

NON-SPOUSAL JOINT OWNER (WHO IS        The surviving joint                                                    Yes
NOT THE ANNUITANT)                     owner.

NON-SPOUSAL JOINT OWNER (WHO IS        The beneficiary (ies),       Unless the beneficiary elects to          Yes
THE ANNUITANT)                         or if none, to the           continue the Contract rather than
                                       surviving joint owner.       receive the distribution.

SPOUSAL JOINT OWNER (WHO IS NOT        The surviving joint          Unless the spouse elects to continue      Yes
THE ANNUITANT)                         owner.                       the Contract.

SPOUSAL JOINT OWNER (WHO IS THE        The beneficiary (ies),       Unless the spouse elects to continue      Yes
ANNUITANT)                             or if none, to the           the Contract.
                                       surviving joint owner.
                                                                    A spouse who is not the  beneficiary
                                                                    may decline to continue the Contract
                                                                    the proceeds and instruct the company
                                                                    to pay the beneficiary who may elect
                                                                    to continue the Contract.

ANNUITANT (WHO IS NOT THE              The beneficiary (ies),       Unless the beneficiary elects to          Yes
CONTRACT OWNER)                        or if none, to the           continue the Contract rather than
                                       Contract Owner               receive the distribution.

                                                                    Or unless,there is a Contingent
                                                                    Annuitant, then, the Contingent
                                                                    Annuitant becomes the becomes the
                                                                    Annuitant  and the Contract
                                                                    continues in effect (generally
                                                                    using the  original Maturity Date).
                                                                    The proceeds will then be will then be
                                                                    will then be will then be  paid upon
                                                                    the death of  the  Contingent
                                                                    Annuitant or owner.

ANNUITANT (WHO IS THE CONTRACT         See death of "owner who                                                Yes
OWNER)                                 is the Annuitant" above.

ANNUITANT (WHERE OWNER IS A            The beneficiary(ies) (or                                               Yes (Death of
NONNATURAL ENTITY/TRUST)               if none, to the owner.                                                 Annuitant is
                                                                                                              treated as death
                                                                                                              of the owner in
                                                                                                              these
                                                                                                              circumstances.)

CONTINGENT ANNUITANT (ASSUMING         No death proceeds are                                                  N/A
ANNUITANT IS STILL ALIVE)              payable; Contract
                                       continues.

BENEFICIARY                            No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.


CONTINGENT BENEFICIARY                 No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.

                              QUALIFIED CONTRACTS


                                                                                                                  MANDATORY
  BEFORE THE MATURITY DATE, UPON         THE COMPANY WILL PAY                                                   PAYOUT RULES
         THE DEATH OF THE                  THE PROCEEDS TO:         UNLESS. . .                                    APPLY*
----------------------------------     ------------------------    ---------------------------------------    -----------------
OWNER / ANNUITANT                      The beneficiary (ies),       Unless the beneficiary elects to          Yes
                                       or if none, to the           continue the Contract rather than
                                       Contract Owner's estate.     receive a distribution.

BENEFICIARY                            No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.

CONTINGENT BENEFICIARY                 No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.

----------
* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun at the death of the Annuitant, the 5 year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.


Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase payments and any associated credits made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.


BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the

Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

      -     transfer ownership

      -     take a loan

      -     make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

      - as a variable or fixed annuity for life or a period that does not exceed the beneficiary's life expectancy, or

      - under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                                 LIVING BENEFITS

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")


For an additional charge, you may elect an optional rider for your Contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your Contract each year.


AVAILABILITY AND ELIGIBILITY We offer different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This prospectus offers three different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. The three GMWB riders described in this prospectus are called "GMWB I", "GMWB II",

"GMWB III", and "GMWB for Life" (described separately below); we may refer to any one of these as GMWB. The availability of each rider is shown below.

                              AVAILABLE GMWB RIDERS

NAME OF RIDER:             GMWB I                     GMWB II                   GMWB III
---------------    -----------------------    ----------------------    ----------------------
ALSO CALLED:       Principal                  Principal                 Principal
                   Guarantee                  Guarantee 5/10            Guarantee 5

AVAILABILITY:      Not available for          Available on or after     Available on or after
                   purchase on or after       March 21, 2005 if         March 21, 2005 if
                   March 21, 2005, unless     approved in your state    approved in your state
                   GMWB II is not approved
                   in your state

You may elect a GMWB rider only at the time of your initial purchase of the Contract. You may not elect a GMWB rider if you have also elected the GMAB rider offered under this Contract.


REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment if you elect GMWB when you purchase your Contract. Your initial RBB does not include Purchase Payment Credits. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.


ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:

                                                                 GMWB I       GMWB II      GMWB III
                                                               ----------    ----------    ---------
If you make your first withdrawal before the 3rd
anniversary after you purchase GMWB:.......................     5% of RBB     5% of RBB    5% of RBB
If you make your first withdrawal after the 3rd
anniversary after you purchase GMWB:.......................    10% of RBB    10% of RBB    5% of RBB

ADDITIONAL PREMIUM Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment, not including any Purchase Payment Credits. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.

We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.

WITHDRAWALS When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II OR GMWB III:

      - To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal, minus any Purchase Payment Credits applied within 12 months of the withdrawal.

      - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I:

      - To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal, minus any Purchase Payment Credits applied within 12 months of the withdrawal.

      - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

We will waive any surrender charge on amounts that you withdraw up to your AWB, or on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.


WITHDRAWAL EXAMPLES. The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:


                   WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III

                                ASSUMES 15% GAIN ON INVESTMENT                   ASSUMES 15% LOSS ON INVESTMENT
                    -----------------------------------------------  ---------------------------------------------
                    CONTRACT                                         CONTRACT
                      VALUE           RBB              AWB (5%)        VALUE            RBB            AWB (5%)
                    ---------  ------------------  ----------------  ---------  -----------------  ---------------
VALUES AS OF

INITIAL
GMWB PURCHASE       $ 106,000     $ 100,000           $ 5,000        $ 106,000     $ 100,000         $  5,000

IMMEDIATELY PRIOR
TO WITHDRAWAL       $ 121,900     $ 100,000           $ 5,000        $  90,100     $ 100,000         $  5,000

PARTIAL WITHDRAWAL        N/A      (100,000         (5,000 X (1-        N/A         (100,000       (5,000 X (1-
REDUCTION                      X 10,000/121,900)=  90,000/100,000)=             X 10,000/90,100)=  88,901/100,000)
                                      8,203               500                      $  11,099           = $555
GREATER OF PWR OR
THE DOLLAR AMOUNT
OF THE WITHDRAWAL                 $  10,000                                        $  11,099
                                 (10,000>8,203)                                  (11,099>10,000)

CHANGE IN VALUE
DUE TO
WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)          $  10,000     $  10,000           $   500        $  10,000     $  11,099         $    555

VALUE
IMMEDIATELY AFTER

WITHDRAWAL               $ 111,900     $  90,000           $ 4,500        $  80,100     $  88,901         $  4,445

                          WITHDRAWAL EXAMPLE FOR GMWB I

                                ASSUMES 15% GAIN ON INVESTMENT                             ASSUMES 15% LOSS ON INVESTMENT
                    --------------------------------------------------------  ------------------------------------------------------
                    CONTRACT VALUE           RBB                AWB (5%)      CONTRACT VALUE           RBB              AWB (5%)
                    --------------  --------------------  ------------------  --------------  --------------------  ----------------
VALUES AS OF

INITIAL GMWB
PURCHASE              $ 106,000          $ 100,000              $ 5,000          $106,000          $ 100,000             $ 5,000

IMMEDIATELY PRIOR
TO WITHDRAWAL         $ 121,900          $ 100,000              $ 5,000          $ 90,100          $ 100,000             $ 5,000

IMMEDIATELY AFTER     $ 111,900             91,797              $ 4,590          $ 80,100          $  88,901             $ 4,445
WITHDRAWAL
                                    [100,000 -- (100,000  [5,000 -- (5,000 X                  [100,000 -- (100,000     [5,000 X
                                     X 10,000/121,900)]    91,797/100,000)]                     X 10,000/90,100)]   (88,901/100,000
                                                                                                                          )]
CHANGE IN VALUE
DUE TO
WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)            $  10,000          $   8,203              $   410          $ 10,000          $  11,099              $   555

TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY) If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

            - Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code")
                  Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

            -     a qualified retirement plan (Code Section 401),

            -     a tax-sheltered annuity (Code Section 403(b)),

            -     an individual retirement account (Code Sections 408(a)),

            -     an individual retirement annuity (Code Section 408(b)), or

            -     a qualified deferred compensation plan (Code Section 457).

            Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

      - Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

      - Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or


      - Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004-9 , Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).


You are subject to the following limitations if you if you are taking distributions under a Tax-Qualified Distribution Program:


      - YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select the frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70 1/2 before the first GMWB anniversary.



            You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two Contract Years after which time you can choose an alternate mode of distribution.


      - ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.


RESET (GMWB I AND GMWB II ONLY). If you select GMWB I or GMWB II, you may choose to reset your RBB at any time on or after the 5th anniversary of your GMWB purchase. Your new RBB is reset to equal your current Contract Value, minus any Purchase Payment Credits received 12 months before the date you reset. You may reset your RBB again every 5 years after the most recent reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on the anniversary of your GMWB purchase.


Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.

Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.

INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)

We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so we would provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.

If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.

GMWB CHARGE. The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted daily from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. In such case the charge will never exceed 1.00%.

                                       GMWB I    GMWB II   GMWB III
                                      --------   -------   --------
Current Annual Charge                  0.40%      0.50%     0.25%
Maximum Annual Charge After a Reset    1.00%      1.00%      N/a

MAXIMUM RBB. Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.

Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.


TERMINATION. Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5th anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.



OTHER INFORMATION ABOUT GMWB. If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:


      - The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.

      - The total annual payment amount will equal the AWB and will never exceed your RBB, and

      - We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

COMPARISON OF IMPORTANT DIFFERENCES BETWEEN GMWB I, II, AND III

The following chart may help you decide which version of GMWB is best for you.

                          GMWB I                  GMWB II             GMWB III
                    --------------------  ---------------------  ------------------
AWB                 5% of RBB if first    5% of RBB if first     5% of RBB
                    withdrawal before     withdrawal before 3rd
                    3rd anniversary       anniversary
                    10% of RBB if first   10% of RBB if first
                    withdrawal after 3rd  withdrawal after 3rd
                    anniversary           anniversary

ANNUAL CHARGE              0.40%                 0.50%                 0.25%

RESET                       Yes                   Yes                    No

CAN I CANCEL MY
GMWB?                       No            Yes, after the 5th     Yes, after the 5th
                                          anniversary of GMWB    anniversary of
                                          purchase               GMWB purchase
INVESTMENT
RESTRICTIONS                No                    Yes                   Yes

WAIVER OF
RECALCULATION OF
AWB FOR
DISTRIBUTIONS FROM
TAX-QUALIFIED
PLANS                       No                    Yes                   Yes


GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE ("GMWB FOR LIFE" or "Living Income Guarantee")



SUMMARY OF BENEFITS. At the time you purchase the Contract, for an additional charge, you may elect an optional rider for your Contract that provides a Guaranteed Minimum Withdrawal Benefit for Life, or "GMWB for Life". The GMWB for Life rider is designed to protect your investment from poor market performance. The GMWB for Life rider:



      - Guarantees a fixed level of income for life after you attain a certain age as long as you do not withdraw more than a certain amount from your Contract each year;



      -     Can be purchased for you alone or with your spouse;



      -     Can accommodate tax-qualified distributions from your Contract;



      - Increases in value on each anniversary if your Contract Value increases through an automatic reset feature;



      - Can provide an income until your guaranteed amount is recovered if your circumstances change before you reach the minimum age to begin lifetime income, as long as you do not withdraw more than a certain amount from your Contract each year;



      - Offers the option to receive a lump sum after a period of years in lieu of the guarantee to take periodic payments if your circumstances change.



You must continue to meet several restrictions and conditions in order to receive the benefits of the GMWB for Life rider. Withdrawals that exceed the allowable annual maximum will more rapidly decrease the guarantees under the rider. Also, to be eligible for the guarantees you are permitted to invest only in a limited number of specified Variable Funding Options. Only Purchase Payments that you make within two years of purchase are eligible for the guarantees. See below for details.



Currently, you may elect the GMWB for Life rider only at the time of your initial purchase of the Contract. In the future we may allow Contract Owners to add the rider after purchase. You may not elect the GMWB for Life rider if you have also elected the GMWB or GMAB rider offered under this Contract. The GMWB for Life rider many not be available in all states. You may not elect the GMWB for Life rider if you have a loan outstanding, and you may not take out a loan once you elect the GMWB for Life rider. Once you purchase the GMWB for Life rider, you cannot cancel it.



In written materials other than this prospectus, we may refer to the GMWB for Life rider using different names. These names are "Living Income Guarantee" and "Living Income Guarantee for 2". These names refer to the same GMWB for Life rider described in this prospectus.



SINGLE LIFE OPTION OR JOINT LIFE OPTION. The GMWB for Life rider is designed for use by you alone (the "Single Life Option"), or you and your spouse (the "Joint Life Option"). You must select either the Single Life Option or the Joint Life Option at the time you elect the GMWB for Life rider.



The Single Life Option is available to all Contract Owners. However, if you select the Single Life Option and your Contract is jointly owned, the age of the older joint owner will determine when you are eligible for lifetime benefits under the rider, and income is guaranteed only over the lifetime of the older joint owner.



The Joint Life Option is only available if you name your spouse as the joint owner or sole beneficiary of your Contract. Under the Joint Life Option, income is guaranteed over the joint lifetime of both you and your spouse. Under the Joint Life Option, the age of the younger spouse determines when you are eligible for lifetime benefits under the rider. This means you and your spouse will have to wait until the younger of you reaches the minimum age to qualify for the lifetime benefit.



REMAINING BENEFIT BASE ("RBB"). The guarantees under the GMWB for Life rider are determined by applying an annual percentage to a base amount that we calculate called the "remaining benefit base" or "RBB."



Your initial RBB is equal to your initial Purchase Payment if you elect GMWB for Life when you purchase your Contract. If in the future we permit the rider to be added after the Contract is issued, then your initial RBB is equal to your Contract Value when you elect the rider. The RBB is not a lump sum guarantee, rather, it is used to determine the amount that we return to you through a series of payments that annually do not exceed a percentage of your RBB.



Your RBB is subject to a maximum of $5,000,000 for all deferred variable annuities issued by us to you.



LIFETIME WITHDRAWAL BENEFIT ("LWB"). The annual percentage of your RBB that is available for withdrawal is called the "Lifetime Withdrawal Benefit" or "LWB. " Each year you may take withdrawals that do not exceed your LWB.



The level of your initial LWB payment depends on whether your GMWB for Life rider was issued under the Single Life Option or the Joint Life Option, and the timing of your first withdrawal from your Contract. You are eligible to receive payments under the LWB after you attain a certain age as shown below. Under the Joint Life Option, the age of the younger spouse determines eligibility. Under the Single Life Option, if your Contract is jointly owned, the age of the older joint owner determines eligibility.



                    MINIMUM AGE TO BE ELIGIBLE TO
                          RECEIVE LWB
                    -----------------------------
Single Life Option         59 1/2 years
Joint Life Option              65 years



Your initial LWB is calculated as a percentage of the RBB immediately before your first withdrawal:



SINGLE LIFE OPTION                                                                                      LWB
---------------------------------------------------------------------------------------------------   ---------
If you make your first withdrawal BEFORE the 5th anniversary after you purchase GMWB for Life:        5% of RBB
If you make your first withdrawal ON OR AFTER the 5th anniversary, but before the 10th anniversary:   6% of RBB

If you make your first withdrawal ON OR AFTER the 10th anniversary:                                   7% of RBB
JOINT LIFE OPTION
If you make your first withdrawal BEFORE the 8th anniversary after you purchase GMWB for Life:        5% of RBB
If you make your first withdrawal ON OR AFTER the 8th anniversary, but before the 15th anniversary:   6% of RBB
If you make your first withdrawal ON OR AFTER the 15th anniversary:                                   7% of RBB



You should carefully choose when you take your first withdrawal from your Contract, because it will determine your LWB annual percentage which will not change for the life of your Contract. For example, if you take your first withdrawal before the 5th anniversary, your LWB will be 5% of RBB for the life of your Contract, and you will never qualify for a 6% or 7% of RBB.



As long as your total annual withdrawals do not exceed your LWB amount, you may continue to take your LWB payments until death, even if the aggregate payments exceed your RBB. Under the Joint Life Option, payments cease upon the death of the last surviving spouse. Under the Single Life Option, payments cease upon your death, or the death of the older joint owner.



You may adjust the amount and frequency of payments during the year. Each year you may take your LWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your LWB without affecting your guarantee. If you choose to receive only a part of, or none of, your LWB in any given year, your LWB in any subsequent year will not be increased. In certain circumstances we may limit the frequency of LWB payments to annual, such as payments under our Managed Distribution Program, payments to a beneficiary after your death, or if your Contract Value reduces to zero (see below).



ADDITIONAL PREMIUM. Additional Purchase Payments made within two years after you purchase the GMWB for Life rider will increase your RBB, which will serve to increase your LWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new LWB is equal to the LWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original LWB as shown above.



Additional Purchase Payments made more than two years after you purchase the GMWB for Life rider will not be included in your RBB, and will be excluded from the guarantees under your rider. However, additional Purchase Payments will be added to your Contract Value and would be reflected in any reset of the RBB (see the "Reset" section below).



WITHDRAWALS. When you make a withdrawal, your LWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase of GMWB for Life (or "GMWB for Life Anniversary"), including the current withdrawal, does not exceed your LWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.



However, if you make a withdrawal so that the total of all your withdrawals since your GMWB for Life Anniversary, including the current withdrawal, exceeds your LWB immediately prior to the current withdrawal, we will recalculate your RBB and LWB.



To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a proportional "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.



To recalculate your LWB, we reduce your LWB by a partial withdrawal reduction, which is equal to 1) the LWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by
3) the RBB immediately prior to the current withdrawal.

These recalculations magnify the effect of a withdrawal when your Contract Value is less than your RBB, as shown in the example below.



WITHDRAWAL EXAMPLES. The following example is intended to illustrate the effect of withdrawals on your RBB and LWB. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the Variable Funding Options selected by you. Assume your initial RBB is $100,000, your age is greater than 65, and you take a withdrawal of $10,000 after your first GMWB Anniversary:


                               WITHDRAWAL EXAMPLE


                            ASSUMES 15% GAIN ON INVESTMENT            ASSUMES 15% LOSS ON INVESTMENT
                 ------------------------------------------------  ------------------------------------
                   CONTRACT                                        CONTRACT
                     VALUE        RBB                  LWB (5%)      VALUE       RBB          LWB (5%)
                 -----------  --------------------  -------------  ---------  ----------  -------------
VALUES AS OF

INITIAL GMWB
PURCHASE           $ 100,000        $ 100,000          $ 5,000     $ 100,000  $ 100,000      $ 5,000

IMMEDIATELY
PRIOR TO
WITHDRAWAL AND
AFTER THE FIRST
GMWB
ANNIVERSARY        $ 115,000        $ 115,000          $ 5,750     $  85,000  $ 100,000      $ 5,000

PARTIAL                  n/a        $  10,000          $   500           n/a  $  11,765      $   588
WITHDRAWAL
REDUCTION                     $115,000 x ($10,000   $5,750 x (1 -             100,000 x   $5,000 x (1 -
                                  / $115,000)         ($105,000 /             ($10,000 /    ($88,235 /
                                                       $115,000))              $85,000)     $100,000)
GREATER OF PWR
OR THE DOLLAR                       $  10,000                                 $  11,765
AMOUNT OF THE                 ($10,000 = $ 10,000)                            ($11,765 >
WITHDRAWAL                                                                     $10,000)

CHANGE IN
VALUE DUE TO
WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)         $  10,000        $  10,000          $   500     $  10,000  $  11,765      $   588

VALUE
IMMEDIATELY
AFTER
WITHDRAWAL         $ 105,000        $ 105,000          $ 5,250     $  75,000  $  88,235      $ 4,412



RESET. On each anniversary after you purchase the GMWB for Life rider, we will automatically reset your RBB, under our Automatic RBB Reset Program, to an amount equal to 100% of the then Contract Value. We will not automatically reset your RBB if the Contract Value on your anniversary is less than your current RBB, or, if you (or you and your spouse) are over age 85.



You may choose to opt out of the Automatic RBB Reset Program, if a reset of your RBB would cause the charge for your rider to increase. This can happen since the rate you pay for the rider will be changed to the rate in effect at the time of reset and that may be higher than the rate before the reset. We will send you advance notice if the charge for your rider would increase upon reset in order to give you the opportunity to opt out of the Automatic RBB Reset Program. In order to opt out of the Automatic RBB Reset Program, you must notify us in writing which we must receive by the 7th calendar day prior to the scheduled reset. Your rider will no longer be reset for the life of the rider unless you subsequently elect in writing to opt back into the Automatic RBB Reset Program. Your opt back in election will go into effect upon the next GMWB for Life Anniversary following the receipt of your request.



Upon reset, the LWB will be recalculated as the greater of the a) LWB prior to the reset, or b) a percentage of the Reset RBB value. The percentage will equal the percentage of the RBB (e.g. 5%) used in determining the initial LWB.



GUARANTEED PRINCIPAL OPTION. If your circumstances change and you no longer want the lifetime features of the GMWB for Life rider, you may wish to opt out and receive an adjustment to your

Contract Value. In this case, once you have held the rider for ten (10) years or more you will have the option each year to elect the Guaranteed Principal Option. Each year you will have a 30-day window period during which you may elect the option. You may only elect the option once, as your GMWB for Life rider will terminate when you exercise the option.



The Guaranteed Principal Option will be paid to you as a positive adjustment to your Contract Value. The adjustment is equal to (a) minus (b):



      a) Purchase Payments credited within 120 days after you purchase the GMWB for Life rider, reduced by a "Percentage Reduction in the Contract Value" attributable to any partial withdrawals taken.



            We compute the "Percentage Reduction in Contract Value" attributable to a partial withdrawal by dividing the dollar amount of the withdrawal, plus any applicable withdrawal charges, by the Contract Value immediately preceding such withdrawal. We apply the Percentage Reduction in the Contract Value as a factor equal to 1 minus the percentage reduction.



      b) Your Contract Value on the GMWB Anniversary immediately preceding exercise of the Guaranteed Principal Option.



For example, assume you make a single Purchase Payment of $100,000 and elect the GMWB for Life rider. Also assume that you make no withdrawals, and that ten years later your Contract Value has declined to $80,000. If you elect to receive the Guaranteed Principal Option, we will apply $20,000 to your Contract Value to restore it to $100,000.



To exercise the Guaranteed Principal Option you must notify us in writing within 30 days following any anniversary of your purchase of the GMWB for Life rider, on or after the tenth (10th) anniversary of your purchase of the rider. We will adjust your Contract Value at the end of the 30-day window period.



The adjustment will be added to each Variable Funding Option in the ratio that the Contract Value in such Variable Funding Option bears to the total Contract Value in all Variable Funding Options. The adjustment will never be less than zero.



If you exercise the Guaranteed Principal Option, the GMWB for Life rider will terminate on the date the adjustment is added to your Contract Value.



Only Purchase Payments credited within 120 days after you purchase the GMWB for Life rider are taken into consideration in determining the amount paid under the Guaranteed Principal Option. If you anticipate making Purchase Payments after the 120-day period, you should understand that such payments will not increase the amount paid under the Guaranteed Principal Option. However, Purchase Payments credited after 120 days are added to your Contract Value and will impact whether or not any benefit is due. Therefore, GMWB for Life may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the GMWB for Life rider for this feature.



REQUIRED ALLOCATION OF YOUR CONTRACT VALUE AND PREMIUM PAYMENTS. If you elect the GMWB for Life rider, you will be required to invest in a limited number of specific Variable Funding Options, and you will be foreclosed from investing in all the other Variable Funding Options that would otherwise be available to you whether the rider is in effect. In addition, you may not allocate any portion of your Contract Value or Premium Payments to the Fixed Account.



You will be required to allocate 100% of your Contract Value or Purchase Payments to one or more of the following Variable Funding Options. Some of these Variable Funding Options invest in mutual funds that invest in other mutual funds, also known as "funds of funds." Please see the section in this prospectus entitled "Variable Funding Options" for a description of the investment objectives of these Variable Funding Options, as well as the section entitled "Fee Table" for the charges associated with these Variable Funding Options.

                       PERMITTED VARIABLE FUNDING OPTIONS



      LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.



            Legg Mason Partners Variable Total Return Portfolio -- Class II



      METROPOLITAN SERIES FUND, INC.



            BlackRock Money Market Portfolio



      PIONEER VARIABLE CONTRACTS TRUST



            Pioneer Ibbotson Growth Allocation VCT Portfolio -- Class II Shares



            Pioneer Ibbotson Moderate Allocation VCT Portfolio -- Class II
            Shares



            Pioneer America Income VCT Portfolio -- Class II Shares



            Pioneer Global High Yield VCT Portfolio -- Class II Shares



            Pioneer Strategic Income VCT Portfolio -- Class II Shares



            Pioneer High Yield VCT Portfolio -- Class II Shares



            Pioneer Balanced VCT Portfolio -- Class II Shares



We will reject any request by you to transfer Contract Value or allocate Purchase Payments to a Variable Funding Option other than the permitted Variable Funding Options listed above. You will be required to re-submit your request to comply with the above restrictions. We will not be responsible for any financial impact caused by delays in processing your transaction if your request is rejected because it violated the above restrictions.



We may make additions to or deletions from the list of permitted Variable Funding Options.



GMWB FOR LIFE CHARGE. The charge for your GMWB for Life rider depends on whether you purchase the Single Life Option or the Joint Life Option. The charge is deducted daily from amounts held in each Variable Funding Option. The current charge, on an annual basis, is shown below. Your current charge may increase when your RBB automatically resets, unless you notify us not to reset your RBB (see "Reset" above). The charge may increase to the charge applicable to current Contract purchasers at the time of reset, but it will never exceed 1.50%.



                                    CURRENT CHARGE
                                    --------------
GMWB for Life (Single Life Option)       0.65%
GMWB for Life (Joint Life Option)        0.80%



ANNUAL WITHDRAWAL BENEFIT ("AWB"). If your circumstances change, you may wish to take guaranteed withdrawals even though you have not yet reached the minimum age to be eligible for lifetime payments under LWB. In this case, you can take an "Annual Withdrawal Benefit" or "AWB" which allows you to withdraw an amount each year until your RBB is depleted. AWB payments are not guaranteed for life.



The level of your AWB is determined in the same manner as the level of your LWB as described in the above section entitled "Lifetime Withdrawal Benefit ("LWB")", except that there is no minimum age to be eligible to receive AWB payments. Additional Premium Payments affect your AWB in the same manner as they do the LWB as described in the "Additional Premium Payments" section above. The reset of your RBB will affect your AWB in the same manner as it affects the LWB as described in the "Reset" section above.



Withdrawals affect your AWB in the same manner as your LWB as described in the "Withdrawals" section above, with the following exception. If you begin taking AWB withdrawals before you reach the minimum age to qualify for payments under LWB, when you reach the minimum age any withdrawals in excess of your LWB amount will subject your LWB and RBB to a partial withdrawal reduction, even if your withdrawal does not exceed your AWB. This could serve to decrease the amount of your future monthly payments under LWB, and the length of the time period during which you may continue to take payments under AWB.



SHOULD I TAKE WITHDRAWALS UNDER LWB OR AWB? The GMWB for Life rider works best, and is designed, for the Contract Owner who can wait until the minimum age is attained to qualify for LWB payments. If you take your first withdrawal after you have reached the minimum age to qualify for LWB payments, payments under AWB or LWB are equal and the same. However, if you take your first withdrawal before you have reached the minimum age to qualify for LWB payments, the AWB or LWB payments available to you when you reach the minimum age may not be equal.



AWB is designed for the Contract Owner who has undergone a change in circumstances and wants to take withdrawals before reaching the minimum age to qualify for LWB payments.



If you choose to take AWB payments before you qualify for LWB payments, you should consider that the charges for the GMWB for Life rider are designed to support LWB payments for life, and that you may be paying a higher charge without receiving the full benefit.



IF YOU CONTINUE TO MAKE WITHDRAWALS IN EXCESS OF THE LWB ONCE THE MINIMUM AGE TO QUALIFY FOR LWB HAS BEEN REACHED, YOU MAY EVENTUALLY LOSE ANY BENEFIT UNDER LWB.



Whether you choose to access your money using the LWB, AWB, or Guaranteed Principal Option depends on your individual financial circumstances and the performance of your Contract. You should consult with your financial adviser to determine which method is best for you.



TAX-QUALIFIED DISTRIBUTION PROGRAMS. Subject to certain limitations and restrictions, your LWB and AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, but will not affect the LWB or AWB. The following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:



      1) distributions relating to this Contract intended to satisfy the required minimum distribution rules under Internal Revenue Code of 1986, as amended, ("Code"), Code Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to a qualified retirement plan (Code Section 401), a tax-sheltered annuity (Code
            Section 403(b)), an individual retirement annuity (Code Section 408(b)), or an eligible deferred compensation plan (Code Section 457(b)), which required minimum distribution is calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate, or as otherwise required to be calculated under the Code and the regulations thereunder;



      2) distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life, or over a period no longer than the remaining life expectancy, of a designated beneficiary relating to this Contract;



      3) distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the participant or the joint lives (or joint life expectancies) of such participant and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710, or as subsequently determined under the tax law (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program) relating to this Contract; or

      4) distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004 -9, Notice 2004-15, page 526, or as subsequently determined under the tax law (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program) relating to this Contract.



You are subject to the following limitations if you are taking distributions under a Tax-Qualified Distribution Program:



YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB for Life rider, however your RBB, LWB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select the frequency of payments. You may change the frequency of your payments only once every two years after your GMWB for Life Anniversary, and you may only make the change during the 30-day period after your GMWB for Life Anniversary. At the time you purchase GMWB for Life, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70 1/2 before the first GMWB for Life Anniversary.



You are advised to take your required distributions prior to purchasing GMWB for Life in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB for Life, you will be limited to taking annual distributions for the first two Contract Years after which time you can choose an alternate mode of distribution.



ANY WITHDRAWALS OUTSIDE THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB for Life (a "GMWB for Life Year"). If during any GMWB for Life Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB for Life rider, however for the remainder of the GMWB for Life Year your RBB, LWB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.



DISTRIBUTIONS UNDER THE TAX-QUALIFIED DISTRIBUTION PROGRAM WILL BE DETERMINED AS IF YOUR CONTRACT UNDER WHICH YOUR GMWB FOR LIFE RIDER WAS ISSUED WERE THE ONLY CONTRACT SUBJECT TO THE ABOVE TAX RULES.



TERMINATION Once you purchase the GMWB for Life rider, you cannot cancel it. However, the rider will automatically terminate when:



      -     you make a full withdrawal of your Contract Value;



      -     you apply all of your Contract Value to an Annuity Option;



      - the Contract Owner dies and a death benefit under your Contract becomes payable, unless the Contract is continued by the beneficiary;



      - the Annuitant dies and the Annuitant is not the person whose life is used to determine guaranteed payments;



      - you transfer ownership of your Contract, or change the spousal beneficiary under the Joint Life Option;



      -     you opt to take the Guaranteed Principal Option; or

      -     you terminate your Contract.



Charges for the rider cease upon termination.



OTHER INFORMATION You should also consider the following before you purchase the GMWB for Life rider:



      - The charge for the GMWB for Life rider continues for the life of the rider, even if you never need nor exercise the guarantees under the rider.



      - Withdrawals that are greater than your LWB or AWB will erode your guarantee by serving to more rapidly deplete your RBB.



      - The GMWB for Life rider is not transferable; if you transfer ownership of your Contract, or change the spousal beneficiary under the Joint Life Option, the rider terminates automatically.



      - If you only plan to take AWB, or take the Guaranteed Principal Option, you should consider the higher cost of the GMWB for Life rider which is designed to support payments for life under LWB.



      - If you continue to take AWB once eligible for LWB, you may eventually lose any benefit under LWB.



EFFECT ON THE DEATH BENEFIT The GMWB for Life rider terminates when a death benefit under your Contract becomes payable, except in certain circumstances when the beneficiary may continue the Contract along with the GMWB for Life rider (see "Contract Continuation by Beneficiary" and "Contract Value Reduces to Zero" below).



However, if your Contract provides for a death benefit amount that is the greatest of multiple benefits including the Adjusted Purchase Payment, your Adjusted Purchase Payment will not be calculated as described in the "Death Benefit" section, but instead will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date the rider is added to your Contract.



If the Annuitant dies before the Contract Owner(s), then the GMWB for Life rider will terminate and the beneficiary cannot continue the rider.



Under the Joint Life Option, if the spousal beneficiary predeceases the Contract Owner, the rider continues and no death benefit is paid out; the Contract Owner may then name a new beneficiary for the purposes of the death benefit provisions under the Contract, but not for purposes of the GMWB for Life rider.



Notwithstanding anything in the GMWB for Life rider to the contrary:



      a) In order to comply with section 72(s) of the Code, if the GMWB for Life rider is purchased with respect to a non-qualified annuity contract, any death benefit paid out under the terms of the GMWB for Life rider to a non-spousal Beneficiary upon the death of the owner (or to a payee other than the spouse of the Annuitant on the death of the Annuitant, where the Contract is owned by a non-natural person) (including payments made under the "Contract Continuation by the Beneficiary" provision, "Contract Value Reset to Zero" provision, and any other payments of the AWB and RBB otherwise made after a death) will be paid out in non-increasing annual installments over a period no longer than the remaining single life expectancy of the Beneficiary under the appropriate IRS life expectancy table under Code Section 72 and the regulation thereunder or as otherwise provided under the tax law for non-qualified annuities and under Code Section 72(s). Such payments must begin within 12 months of the date of death in all cases.



      b) Where the Beneficiary or other payee under paragraph (a) is not a natural person, such period may not extend beyond the fifth anniversary of the date of the death.



      c) If the GMWB for Life rider is issued under a Qualified Contract and the death occurs on or after the Required Beginning Date of distributions to the participant under Code Section

            401(a)(9), the period for the payments described in paragraph (a) above may not exceed the longer of: (i) the Beneficiary's or other payee's remaining life expectancy or (ii) the deceased Annuitant's remaining life expectancy in the year of his or her death, reduced by one for each calendar year thereafter.



      d) Where under other sections of the GMWB for Life rider, any payment described in this section ("Effect on Death Benefits") is payable over a shorter period of time, required to begin at an earlier date, or would otherwise be paid more rapidly than under this section ("Effect on Death Benefit"), then such payment will be made under the terms of such other provision.



If annual payments must exceed the AWB in order to comply with these requirements, then these payments will not result in a Partial Withdrawal Reduction to the RBB and AWB as described in the RBB and AWB sections of the GMWB for Life rider. Each withdrawal will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.



You should consult with your tax advisor prior to purchasing a variable annuity contract and optional rider, such as the GMWB for Life rider.



CONTRACT CONTINUATION BY THE BENEFICIARY Under the Joint Life Option, if the spousal beneficiary elects to continue the Contract instead of receiving the death benefit, the GMWB for Life rider will also continue for the benefit of the spouse. Upon the death of the spouse, the LWB will terminate. However, if there are any remaining AWB payments, such payments may be continued by a surviving beneficiary instead of receiving a death benefit. In such case payments will be made annually on the next rider anniversary, no further resets will be made of the RBB, and the RBB will be reduced by the amount of each payment. Upon the death of such beneficiary, if AWB payments are still being made, the payments will continue to the beneficiary's estate unless such other designee has been agreed to by us in writing until the RBB is exhausted at which time the GMWB for Life rider terminates.



Under the Single Life Option, the LWB terminates when a death benefit becomes payable under the Contract, regardless of whether the Contract is continued by a beneficiary. If a non-spousal beneficiary continues the Contract, even under the Joint Life Option, the LWB terminates. However, if there are any remaining AWB payments, such payments may also be continued by a surviving beneficiary as described in the preceding paragraph.



Payments made under the Continuation by the Beneficiary provision of the GMWB for Life rider will be adjusted to the extent required so that upon the death of the owner (or upon the death of the Annuitant where the owner is not a natural person), the RBB is paid out at regular intervals in non-increasing annual payments over a period no longer than permitted under Code Section 72(s) in the case of a rider made a part of a non-qualified Contract.



For riders issued under a Qualified Contract, the payments under the Continuation by the Beneficiary provision of the GMWB for Life rider must be paid out at regular intervals in non-increasing annual payments made over a period no longer than that permitted under Code Section 401(a)(9) and the regulations thereunder.



Payments to the Beneficiary or to the owner's estate on the death of the owner, or payments to the Beneficiary's estate (or to the successor beneficiary) in the case of the Beneficiary's death must be made beginning within twelve months of such death in each case and will be made at least as rapidly as under the payment method, if any, being used at the time of the death.



CONTRACT VALUE REDUCES TO ZERO. If your Contract Value reduces to zero for reasons other than you making 1) a withdrawal that exceeds your AWB or LWB or 2) a full withdrawal of your Contract Value, and the minimum age has already been reached to be eligible to receive LWB payments, then we will automatically begin paying you annual payments equal to the LWB as long as you (or you or your spouse under the Joint Life Option) are alive unless you elect to receive annual payments equal to the AWB as set forth below. Payments will be made once a year on each rider effective date anniversary starting with the next anniversary. Each payment will reduce the RBB by the amount of the payment. Alternatively, you have the option to elect in writing to instead receive annual payments equal to the current AWB, as of the date your written election is received in good order at our Home Office, until the RBB is depleted. Upon such election, we will begin paying you the AWB starting on the next rider effective date anniversary following the date your written election is received in good order in our Home Office.



If the minimum age to be eligible for LWB payments has not yet been reached, and the RBB is greater than zero, we will automatically begin paying you annual payments equal to the AWB until the RBB is depleted. All other rights under your Contract cease, we will no longer accept subsequent Purchase Payments and no future resets will be allowed. All other optional endorsements are terminated without value.



Upon your death (or your or your spouse's death under the Joint Life Option), your Beneficiary(s) will receive the following:



      1) Under the Single Life Option, the LWB will be set to $0.00 and the beneficiary(s) will receive annual payments equal to the current AWB until the RBB is depleted. No other death benefit or Enhanced Stepped-Up Provision (if any) will be paid if the RBB is already equal to zero upon the owner's death. The death benefit under the Contract is cancelled. Upon the beneficiary's death, if AWB payments are still being made, the payments will continue to the beneficiary's estate unless such other designee has been agreed to by us in writing until the RBB is exhausted at which time the GMWB for Life rider terminates.



      2) Under the Joint Life Option, the terms of the rider continue and we will continue to your spouse annual payments equal to either the LWB or AWB according to your election prior to your death and the terms described above. The death benefit under the Contract is cancelled. Upon the spouse's death, the LWB will be set to $0.00 and the spousal beneficiary's estate or Beneficiary, as applicable, will receive annual payments equal to the current AWB until the RBB is depleted. Upon that beneficiary's death, if AWB payments are still being made, the payments will continue to the beneficiary's estate unless such other designee has been agreed to by us in writing until the RBB is exhausted at which time the GMWB for Life rider terminates.



      3) Payments made under the "Contract value reduces to Zero" provision of the GMWB for Life rider will be adjusted to the extent required so that upon the death of the owner, the RBB is paid out at regular intervals in non-increasing annual payments over a period no longer than permitted under Code Section 72(s) in the case of a rider made a part of a non-qualified Contract.



      4) For riders issued under a Contract that is issued to an Individual Retirement Account under Code Section 408(a), an Individual Retirement Annuity under Code Section 408(b), a Roth IRA annuity under Code Section 408A, a SIMPLE IRA annuity under Code Section 408(p) or any other annuity under an employer's retirement plan that is subject to the required minimum distribution rules under Code
            Section 401(a)(9), including the after-death distribution rules under Code Section 401(a)(9)(B) ("Qualified Contracts"), The payments under this provision of the GMWB for Life rider will be adjusted as required to be paid out in a non-increasing annual payments over a period no longer than permitted under Code Section 401(a)(9).



Payments to the Beneficiary (or to the owner's estate on the death of the owner), or payments to the successor beneficiary (or to the Beneficiary's estate) in the case of the Beneficiary's death must be made beginning within twelve months of such death in each case and will be made at least as rapidly as under the payment method, if any, being used at the time of the death.


GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB")

We offer a Guaranteed Minimum Accumulation Benefit rider ("GMAB Rider") for an additional charge. The GMAB Rider guarantees that your Contract Value will not be less than a minimum amount at the end of a specified number of years. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount. If you elect the GMAB Rider, we require that you allocate your Contract Value according to certain limitations and restrictions, and agree to periodic rebalancing of your Contract Value.

Currently, the GMAB Rider may only be elected at the time that you purchase your Contract. We may make the GMAB Rider available to Contracts after their effective date at a later date subject to certain additional terms and restrictions. You may not elect the GMAB Rider if you have also elected the GMWB Rider offered under the Contract.

BENEFIT DESCRIPTION & KEY TERMS

If you elect the GMAB Rider, we guarantee that if your Contract Value is less than your Benefit Base (defined below) on the Rider Maturity Date (defined below), we will apply additional amounts to your Contract to increase your Contract Value so that it is equal to the Benefit Base. Any additional amounts that we apply to your Contract to increase the Contract Value to equal the Benefit Base will be allocated to the money market Subaccount on the Rider Maturity Date. Any such additional amounts will be treated as earnings under your Contract, and will not be subject to a withdrawal charge once they are applied to your Contract.

If your Contract Value is equal to or greater than the Benefit Base on the Rider Maturity Date, the GMAB Rider will terminate and no additional amounts will be applied to your Contract.

Benefit Base: The Benefit Base is equal to the Base Calculation Amount on the Rider Maturity Date and represents the minimum Contract Value that we guarantee on such date. We do not guarantee the Benefit Base on any day other than the Rider Maturity Date. The Benefit Base will not be available for withdrawal nor will it be used to calculate any benefits under the Contract prior to the Rider Maturity Date. The Benefit Base can never be less than zero.

Base Calculation Amount: We calculate the Base Calculation Amount to determine the Benefit Base. On the Rider Effective Date, the Base Calculation Amount is equal to your initial Purchase Payment. The Base Calculation Amount will not include any credits we applied to your Purchase Payment. Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to limit the Base Calculation Amount applicable to your GMAB Rider. We may impose a maximum Base Calculation Amount (and thereby, a maximum Benefit Base) in the future for Contract Owners who elect the GMAB Rider, but the maximum Base Calculation Amount will never be less than the Base Calculation Amount to which we have previously consented. We reserve the right to restrict increases in your maximum Base Calculation Amount based on subsequent Purchase Payments if such Purchase Payments would cause you Base Calculation Amount to be greater than our maximum Base Calculation Amount. We will not limit or impose a maximum Base Calculation Amount if your aggregate Purchase Payments are under $1 million. If you purchase more than one contract issued by the Company in the same calendar year and elect the GMAB Rider on each contract, the $1,000,000 Benefit Base maximum may be applied to the aggregate Benefit Base for all contracts. State variations may apply.

The Base Calculation Amount will not be used to calculate any benefits under the Contract, other than the GMAB Rider Liquidity Option described below. The Base Calculation Amount can never be less than zero. The Base Calculation Amount may change between the Rider Effective Date and Rider Maturity Date if you make additional Purchase Payments or request withdrawals from your Contract.


      - If you make an additional Purchase Payment(s) within 12 months after the Rider Effective Date, we will increase the Base Calculation Amount by the amount of the Purchase Payment. The Base Calculation Amount will not include any credits we applied to any additional Purchase Payments you make. If you make an additional Purchase Payment(s) more than 12 months after the Rider Effective Date, we will not increase the Base Calculation Amount; however your Contract Value will increase, reflecting the amount of the Purchase Payment. Therefore, Purchase payments made more than 12 months after the Rider Effective Date may have a significant impact on whether a benefit is due under the GMAB Rider. Even if Purchase Payments made prior to and during the 12-month period after the Rider Effective Date lose significant value, if on the Rider Maturity Date the Contract Value, which includes all Purchase Payments, is equal to or greater than the Benefit Base, which includes only the Purchase Payments prior to or during that 12-month period, then no benefit is due. You should consider this prior to making an additional Purchase Payment more than 12 months after the Rider Effective Date. The GMAB Rider may not be appropriate for you if you anticipate making Purchase Payments after the 12-month period.



      - If you request a partial withdrawal, we will decrease the Base Calculation Amount in effect as of the date of the request by the actual dollar amount of the withdrawal or the Partial Withdrawal Reduction amount, whichever is greater. The Partial Withdrawal Reduction amount is equal to the Base Calculation Amount in effect immediately prior to the reduction for the partial withdrawal multiplied by the actual amount of the partial withdrawal divided by the Contract Value immediately prior to the partial withdrawal, minus Purchase Payment Credits received within 12 months prior to the partial withdrawal, if any. When determining the impact of a partial withdrawal on the Base Calculation Amount, the actual amount of the partial withdrawal will include any withdrawal charges and taxes that were deducted at the time of the partial withdrawal.


Rider Maturity Date: The Rider Maturity Date is the anniversary of the Rider Effective Date that corresponds to the number of years you elect as the Rider Period (described below).

Rider Period: The Rider Period is the number of years you select between the Rider Effective Date and the Rider Maturity Date. Currently, we only offer a Rider Period of ten (10) years. We may offer Rider Periods of lesser or greater duration available in the future, subject to additional terms, conditions and limitations.

EXAMPLES OF BENEFIT BASE/BASE CALCULATION AMOUNT

Below are examples of how we determine the Benefit Base and Base Calculation Amount, as well as examples showing the impact of subsequent Purchase Payments and partial withdrawals. For purposes of each example below, assume that you elect the GMAB Rider on the effective date of your Contract and that your initial Purchase Payment is $100,000.

The example below illustrates the impact of the guarantee provided under the GMAB Rider assuming that your Contract Value increases or decreases during the Rider Period.

                EXAMPLES OF GMAB RIDER ON THE RIDER MATURITY DATE

                                  INCREASING CONTRACT VALUE                             DECLINING CONTRACT VALUE
                      -----------------------------------------------    -------------------------------------------------
                                           BASE                                                BASE
                                        CALCULATION                                         CALCULATION
                      CONTRACT VALUE       AMOUNT       BENEFIT BASE     CONTRACT VALUE       AMOUNT        BENEFIT BASE
                      --------------    -----------    --------------    --------------     -----------     --------------
VALUE AS OF
GMAB RIDER
EFFECTIVE DATE        $      106,000    $   100,000    Not Applicable    $      106,000     $   100,000     Not Applicable

VALUE AS OF
RIDER MATURITY
DATE                  $      121,900    $   100,000    $      100,000    $       90,100     $   100,000     $      100,000

AMOUNT
APPLIED TO
CONTRACT VALUE
DUE TO GMAB
RIDER                                   $         0(1)                                      $     9,900(2)

--------------
(1) If your Contract Value on the GMAB Rider Maturity Date is equal to or greater than the Benefit Base, we will not apply any additional amounts to your Contract Value. Your GMAB Rider will terminate and we will no longer deduct the annual charge for the rider.

(2) If your Contract Value on the GMAB Rider Maturity Date is less than the Benefit Base, we will apply additional amounts to your Contract Value so that it is equal to the Benefit Base. The additional amount will be added to the money market subaccount.

The example below illustrates the impact of making an additional $10,000 Purchase Payment while the GMAB Rider is in effect, specifically the different manner in which we will treat Purchase Payments for purpose of determining the Base Calculation Amount based on when the Purchase Payment is made.

  EXAMPLES OF ADDITIONAL PURCHASE PAYMENTS -- IMPACT ON BASE CALCULATION AMOUNT

                       ADDITIONAL PURCHASE PAYMENT WITHIN 12 MONTHS         ADDITIONAL PURCHASE PAYMENT AFTER 12 MONTHS
                      -----------------------------------------------    -------------------------------------------------
                                                             BASE                                               BASE
                                           PURCHASE      CALCULATION                         PURCHASE         CALCULATION
                      CONTRACT VALUE       PAYMENT          AMOUNT       CONTRACT VALUE       PAYMENT           AMOUNT
                      --------------    --------------   ------------    --------------    --------------    -------------
VALUE AS OF
GMAB RIDER
EFFECTIVE DATE        $      106,000    $      100,000   $    100,000    $      106,000    $      100,000    $     100,000

VALUE BEFORE
ADDITIONAL
PURCHASE
PAYMENT               $      120,000    Not Applicable   $    100,000    $      120,000    Not Applicable    $     100,000

VALUE AFTER
ADDITIONAL
PURCHASE
PAYMENT               $      130,600    $       10,000   $    110,000    $      130,600    $       10,000    $     100,000

The example below illustrates the impact of making a $10,000 partial withdrawal at least 12 months after the Rider Effective Date while the GMAB Rider is in effect, specifically the difference in the manner in which a partial withdrawal affects your Base Calculation Amount in an increasing market versus a decreasing market. The example assumes that the partial withdrawal does not qualify under the GMAB Rider Liquidity Option described below.

      EXAMPLES OF PARTIAL WITHDRAWALS -- IMPACT ON BASE CALCULATION AMOUNT

                                                              ASSUMING INCREASING CONTRACT VALUE
                                --------------------------------------------------------------------------------------------
                                                                                                           REDUCTION TO BASE
                                CONTRACT    BASE CALCULATION    PARTIAL WITHDRAWAL    PARTIAL SURRENDER       CALCULATION
                                  VALUE         AMOUNT               AMOUNT              REDUCTION              AMOUNT
                                --------    ----------------    ------------------    -----------------    -----------------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE                  $106,000    $        100,000      Not Applicable       Not Applicable       Not Applicable

VALUE IMMEDIATELY
PRIOR TO PARTIAL
WITHDRAWAL                      $121,900    $        100,000      Not Applicable       Not Applicable       Not Applicable

VALUE IMMEDIATELY                                                                         [100,000 X
FOLLOWING PARTIAL                                                                      10,000/121,900]
WITHDRAWAL                      $111,900    $         90,000    $         10,000      $         8,203      $        10,000

                                                              ASSUMING DECLINING CONTRACT VALUE
                                --------------------------------------------------------------------------------------------
                                                                                                           REDUCTION TO BASE
                                CONTRACT    BASE CALCULATION    PARTIAL WITHDRAWAL    PARTIAL SURRENDER       CALCULATION
                                  VALUE         AMOUNT               AMOUNT              REDUCTION              AMOUNT
                                --------    ----------------    ------------------    -----------------    -----------------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE                  $106,000    $        100,000      Not Applicable        Not Applicable       Not Applicable

VALUE IMMEDIATELY
PRIOR TO PARTIAL
WITHDRAWAL                      $ 90,100    $        100,000      Not Applicable        Not Applicable       Not Applicable

VALUE IMMEDIATELY                                                                         [100,000 X
FOLLOWING PARTIAL                                                                        10,000/90,100]
WITHDRAWAL                      $ 80,100    $         88,901    $         10,000      $         11,099     $         11,099

INVESTMENT LIMITATIONS/RESTRICTIONS/REBALANCING

If you elect the GMAB Rider, your Contract will be subject to additional limitations and restrictions on your right to allocate Contract Value among the Subaccounts, your right to request transfers between Subaccounts and your right to allocate Purchase Payments to Subaccounts.

We classify each Subaccount as Class A or Class B based on our assessment of the relative risk and volatility of the Underlying Fund in which the Subaccount invests. Subaccounts that we classify as "Class A" will generally invest in Underlying Funds that invest primarily in equity securities, or securities that we believe will approximate the relative volatility and relative risk of equity securities. Subaccounts that we classify as "Class B" will generally invest in Underlying Funds that invest primarily in debt securities or cash. A Subaccount that invests in an Underlying Fund that invests in a combination of equity securities and debt securities will be classified as either Class A or Class B. We have sole discretion to determine whether a Subaccount is classified as Class A or Class B. We reserve the right to change the classification of a Subaccount from Class A to Class B or from Class B to Class A. Any change in Subaccount classification will apply to Contract Owners who elect the GMAB Rider after the effective date of the change in classification, as well as existing Contract Owner who have the GMAB Rider in force as of the effective date of the change in classification.

You will be required to establish a personal allocation profile at the time that you elect the GMAB Rider specifying the Subaccounts and the allocation percentages for each Subaccount in which you intend to allocate your initial Purchase Payment and any credits that we apply to your initial Purchase Payment. Your personal allocation profile will remain in effect for any additional Purchase Payments you make until you elect to change it. Your personal allocation profile may include any combination of Class A and Class B Subaccounts so long as the overall allocation does not violate the limitations and restrictions described below.

You may only allocate up to 80% of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class A. You must allocate 20% or more of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class B.

Any time that you request a transfer of Contract Value between Subaccounts or make an additional Purchase Payment, you must comply with the following limitations or restrictions:

      - You may allocate your Contract Value in one or more of the Class A Subaccounts that you choose; however, you may only allocate up to 80% of your Contract Value to Subaccounts that we classify as Class A.

      - You may allocate your Contract Value in one or more of the Class B Subaccounts that you choose; however, you must allocate 20% or more of your Contract Value to Subaccounts that we classify as Class B.

      - If you make an additional Purchase Payment, you can only allocate up to 80% of Purchase Payment to Subaccounts that we classify as Class A.

      - If you make an additional Purchase Payment, you must allocate 20% or more of the Purchase Payments to Subaccounts that we classify as Class B.

Any request to transfer Contract Value or allocate subsequent Purchase Payments that would violate these limitations and restrictions will be rejected. You will be required to submit a new request that complies with the applicable limitation or restriction. We will not be responsible for any financial impact caused by delays in processing your transaction if your request is rejected because it does not comply with an applicable limitation or restriction.

Rebalancing: On a quarterly basis, we will rebalance your Contract Value according to the current personal allocation profile that you chose for Class A and Class B Subaccounts. Unless you instruct us otherwise, we will rebalance your Contract Value in each Class A and Class B Subaccount, respectively, according to the relative proportions indicated in your personal allocation profile.

Below is a list of the Subaccounts that are classified as Class B Subaccounts. All remaining Subaccounts offered under the Contract are classified as Class A Subaccounts.



                              CLASS B SUBACCOUNTS/
                                UNDERLYING FUNDS



                         METROPOLITAN SERIES FUND, INC.
                        BlackRock Money Market Portfolio



                        PIONEER VARIABLE CONTRACTS TRUST
                           Pioneer America Income VCT
                           Portfolio - Class II Shares
                            Pioneer Global High Yield
                        VCT Portfolio -- Class II Shares
                             Pioneer High Yield VCT
                          Portfolio -- Class II Shares



                          Pioneer Strategic Income VCT
                          Portfolio -- Class II Shares


GMAB RIDER LIQUIDITY OPTION

During the 90-day period prior to the 5th anniversary of the Rider Effective Date, you may request a partial withdrawal of up to 15% of the Base Calculation Amount immediately prior to the request. Under this option, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal so long as the withdrawal does not exceed the amount available for withdrawal under this provision. If you request a partial withdrawal greater than 15% of the Base Calculation Amount, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal for amounts withdrawn up to the 15% limit and, for the excess amount, we will reduce the Base Calculation Amount as described above under the sub-section "Base Calculation Amount." Any partial withdrawal you make under this provision will be made free of withdrawal charges that would otherwise apply under the terms of your Contract. Additionally, any withdrawals taken under this feature will reduce your Free Withdrawal Allowance under the Contract.


This feature can only be exercised once before the Rider Maturity Date and must occur during the 90-day period prior to the 5th anniversary of the Rider Effective Date. We reserve the right to require you to exercise your rights under this provision on the anniversary of your Rider Effective Date. You must notify us in a form acceptable to us that you are exercising your rights under this GMAB Rider Liquidity Option.

CANCELLATION OF THE GMAB RIDER

You may elect to cancel the GMAB Rider at any time after the 5th anniversary of the GMAB Rider Effective Date. Upon cancellation, we will no longer deduct the annual charge for the GMAB Rider. Upon cancellation of the GMAB Rider, all rights and benefits under the GMAB Rider will cease. Upon cancellation, we will no longer apply any of the investment limitations and restrictions described above.

GMAB Rider Exchange Option -- If, during the 90-day period following the 5th anniversary of the Rider Effective Date, your Contract Value is greater than the Base Calculation Amount, you may elect to cancel the GMAB Rider and simultaneously elect either a new GMAB Rider or a GMWB Rider. You will be required to meet any eligibility requirements that apply to each rider at the time you make the election.

      Exchange for New GMAB Rider: If you elect to cancel the GMAB Rider and elect the GMAB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your new GMAB Rider will be the date we receive your request in good order. Your new GMAB Rider will be subject to a new Rider Maturity Date. The Benefit Base of your prior GMAB Rider will not apply to the new GMAB Rider. Your Contract Value as of the date you elect to exchange your GMAB Rider will be used to determine your initial Base Calculation Amount for the new rider. The new GMAB Rider will be subject to a new charge that may be higher or lower than the charge you paid for your original GMAB Rider. The GMAB Rider that we make available under this Rider Exchange Option will always feature a ten year Rider Period and may include other Rider Period durations.

      Exchange for GMWB Rider: If you elect to cancel the GMAB Rider and elect the GMWB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your GMWB Rider will be the date we receive your request. The GMWB Rider that we make available under this Rider Exchange Option will feature a 10% minimum annual withdrawal amount. The GMWB Rider will be subject to the charge then in effect for a GMWB Rider that is offered under this Rider Exchange Option.

TERMINATION

The GMAB Rider will terminate on the earliest to occur of: (1) the Rider Maturity Date; (2) the date you elect to begin receiving Annuity Payments under the Contract; (3) the date you fully surrender your Contract; (4) the date you elect to cancel the GMAB Rider (including assignments); (5) the date we receive Due Proof of Death if the surviving spouse or beneficiary does not elect to continue the Contract (if allowed); or (6) the date the GMAB Rider is cancelled and replaced with a new GMAB Rider or GMWB Rider under the Rider Exchange Option.

The annual charge for the GMAB Rider will no longer be deducted and all guarantees will cease when the rider is terminated. Further, any investment limitations and restrictions will no longer apply after the GMAB Rider is terminated. If the GMAB Rider is terminated before the Rider Maturity Date, the Benefit Base will not be paid.

CHARGE FOR GMAB

If you elect the GMAB Rider, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% from your Contract Value invested in the Subaccounts. The charge will be applied and will not change from the Rider Effective Date until the Rider Maturity Date unless the rider is cancelled or terminates prior to such date. If you elect to terminate the GMAB Rider prior to the Rider Maturity Date, the charge will no longer be deducted. If you elect to exchange this GMAB Rider and elect a new GMAB Rider under the Rider Exchange Option (described above), the current charge in effect for the GMAB rider will be applied, which may be higher or lower than the charge you paid for this rider.

ADDITIONAL CONSIDERATIONS

      - Your Contract cannot have any outstanding loans if you elect the GMAB Rider. Further, you may not request a loan from your Contract if you have previously elected the GMAB Rider.

      - If you die while the GMAB Rider is in effect, and your surviving spouse or Beneficiary elects to continue the Contract under the spousal contract continuance or beneficiary contract continuance provision, then the GMAB Rider will remain in effect and will continue until the Rider Maturity Date.

      - Any DCA Program that is in effect while the GMAB Rider is in effect must meet the investment limitations and restrictions of the GMAB Rider, as described above. In addition, you may not request a DCA Program that makes transfers from Class B Subaccounts to Class A Subaccounts.

      - If you are expecting to request withdrawals from your Contract, including withdrawals intended to satisfy required minimum distribution requirements, the impact of such withdrawals on the guarantees provided under the GMAB Rider will make the rider less valuable.

                               THE ANNUITY PERIOD

MATURITY DATE

Under the Contract, you can receive regular income payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor, or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.


You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90th birthday for Non-qualified Contracts and the Annuitant's 70th birthday of Qualified Contracts or ten years after the effective date of the Contract, if later (this requirement may be changed by us).


At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.


The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.


DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the "Payments for a Fixed Period without Life Contingency" variable annuity option.

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

RIGHT TO RETURN


You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) minus any Purchase Payment Credits within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.


If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment minus any Purchase Payment Credits in full; during the remainder of the right to return period, we will refund the Contract Value (including charges) minus any Purchase Payment Credits.

During the right to return period, you will not bear any contract fees associated with the Purchase Payment Credits. If you exercise your right to return, you will be in the same position as if you had exercised the right to return in a variable annuity contract with no Purchase Payment Credit. You would, however, receive any gains, and we would bear any losses attributable to the Purchase Payment Credits.

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION


We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value (less any Purchase Payment Credits applied within 12 months of termination) less any applicable taxes. In certain states, we may be required to pay you the Contract Value.


REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS


MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut each sponsor Separate Accounts: Separate Account Eleven and Separate Account Twelve, respectively. References to "Separate Account" refer either to Separate Account Eleven or Separate Account Twelve, depending on the issuer of your Contract. Both Separate Account Eleven and Separate Account Twelve were established on November 14, 2002 and are registered with the SEC as unit investment trusts under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.


We hold the assets of Separate Account Eleven and Separate Account Twelve for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.


Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.



We reserve the right to transfer assets of the Separate Account to another separate account, and to modify the structure or operation of the Separate Account, subject to the necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.



PERFORMANCE INFORMATION


In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P, GMAB or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES


Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity contracts, like interest payable as fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income (top rate of 35%).



To the extent permitted under federal income tax law, the Separate Account may claim the benefit of certain tax credits attributable to taxes paid by certain Portfolios to foreign jurisdictions.



The rules for state and local income taxes may differ from the federal income tax rules. Owners should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.



Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends.

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisors and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the contract.



PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.



TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.



FEDERAL ESTATE TAXES: While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.



GENERATION-SKIPPING TRANSFER TAX: Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.



TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED


QUALIFIED ANNUITY CONTRACTS


If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including
IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.



TAXATION OF QUALIFIED ANNUITY CONTRACTS



Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.



HURRICANE RELIEF



LOANS. Your plan may provide for increased limits and delayed repayment of participant loans, where otherwise permitted by your plan, pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. An eligible retirement plan other than an IRA may allow a plan loan to delay loan repayment by certain individuals impacted by Hurricanes Katrina, Rita and Wilma , whose principal places of abode on certain dates were located in statutorily defined disaster areas and who sustained an economic loss due to the hurricane. Generally, if the due date for any repayment with respect to such loan occurs during a period beginning on September 23, 2005 (for purposes of Hurricane Katrina) or October 23, 2005 (for purposes of Hurricanes Rita and Wilma) and ending on December 31, 2006, then such due date may be delayed for one year. Note: For purposes of these loan rules, an individual cannot be a qualified individual with respect to more than one hurricane. Consult your tax advisor to determine if hurricane relief is available to your particular situation.


MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS


Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor) . If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.




MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH:



Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within five years from the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.



Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Earnings Preservation Benefit, as well as all living benefits such as GMIB and GMWB) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.



NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.



INDIVIDUAL RETIREMENT ANNUITIES



To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002-2004, $4,000 for calendar years 2005-2007, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.



Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).



Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.



Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $42,000 or 100% of pay for each participant in 2005 ($44,000 for 2006).



ROTH IRAS



Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.



Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1.2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.



NON-QUALIFIED ANNUITY CONTRACTS



If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.



Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.



Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:



      -     a non-taxable return of your purchase payment; or



      -     a taxable payment of earnings.



We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.



Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.



If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.



PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) Any direct or indirect borrowing against the value of the

Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.



PARTIAL ANNUITIZATIONS: At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59 1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.



We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.



The tax law treats all non-qualified deferred annuities issued after October 21, 1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity. This may cause a greater portion of your withdrawals from the Deferred Annuity to be treated as income than would otherwise be the case. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time.



DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES



The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.



OWNERSHIP OF THE INVESTMENTS



In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS



Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.



OTHER TAX CONSIDERATIONS



TREATMENT OF CHARGES FOR OPTIONAL BENEFITS



The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.



GUARANTEED BENEFITS. If you have purchased a GMWB, where otherwise made available, note the following:



The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the account balance (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the account balance rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the account balance, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.



We reserve the right to change our tax reporting practices where we determine they are not in accordance with IRS guidance (whether formal or informal).



PUERTO RICO TAX CONSIDERATIONS



The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.



NON-RESIDENT ALIENS



Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.



                                OTHER INFORMATION


THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.


MetLife Insurance Company of Connecticut (formerly The Travelers Insurance Company) is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.



MetLife Life and Annuity Company of Connecticut (formerly The Travelers Life and Annuity Company ) is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.



FINANCIAL STATEMENTS



The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.


DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS


DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (together the "Company") have appointed MLI Distribution LLC ("MLIDLLC") (formerly, Travelers Distribution LLC) to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDLLC for expenses MLIDLLC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDLLC does not retain any fees under the Contracts; however, MLIDLLC may receive 12b-1 fees from the Underlying Funds.



MLIDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. MLIDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").



MLIDLLC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.



COMPENSATION. Broker-dealers who have selling agreements with MLIDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.



We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives).



The Company and MLIDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.



These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDLLC have entered into a preferred distribution arrangement with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDLLC may enter into similar arrangements with their other affiliates Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. See the "Statement of Additional Information--DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT" for a list of the broker-dealer firms that received such additional compensation during 2005, as well as the range of additional compensation paid.



The Company and MLIDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or sub-adviser to one or more Underlying Funds that may be offered under the Contracts. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., MetLife Investment Funds Management LLC, MetLife Advisers, LLC and Met Investors Advisory LLC. MetLife Investment Funds Management LLC, MetLife Advisers, LLC and MetLife Investors Advisory LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.



SALE BY AFFILIATES OF THE COMPANY. The Company and MLIDLLC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company, including Tower Square Securities, Inc.,

Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. The compensation paid to affiliated broker-dealer firms for sales of the Contracts is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. The amount the broker dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financing arrangements, marketing support, medical and other insurance benefits, retirement benefits, and other benefits. For registered representatives of certain affiliates, the amount of this additional cash compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.



Registered representatives of our affiliate, Metropolitan Life Insurance Company, receive cash payments for the products they sell and service based upon a 'gross dealer concession' model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife registered representatives other than those in our MetLife Resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and purchase payments applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and purchase payments applied to all products sold and serviced by the representative.) In addition, all MetLife registered representative are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concession and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.



The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.



CONFORMITY WITH STATE AND FEDERAL LAWS


The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.


LEGAL PROCEEDINGS



In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.



It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDLLC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                                   APPENDIX A



                         CONDENSED FINANCIAL INFORMATION



          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES



                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the Contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the Contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



                         SEPARATE ACCOUNT CHARGES 1.55%



                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------   ------   -------------   -------------   ---------------
   Money Market Portfolio (8/03)                               2005       0.989            1.002         3,877,043
                                                               2004       0.994            0.989         2,669,983
                                                               2003       1.000            0.994            91,318

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (9/03)       2005       1.283            1.371           723,303
                                                               2004       1.225            1.283           525,857
                                                               2003       1.000            1.225            15,956

   AIM V.I. Mid Cap Core Equity Fund - Series II (8/03)        2005       1.391            1.470           131,084
                                                               2004       1.244            1.391            83,381
                                                               2003       1.000            1.244            50,443

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (7/03)                                               2005       1.329            1.353         1,645,247
                                                               2004       1.216            1.329           987,979
                                                               2003       1.000            1.216            15,562

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (9/03)                                               2005       1.465            1.512           470,534
                                                               2004       1.335            1.465           265,200
                                                               2003       1.000            1.335             7,435

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2005       1.562            1.694         1,391,810

                                                               2004       1.338            1.562           542,562
                                                               2003       1.000            1.338             8,952

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)



                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR     END OF YEAR
-----------------------------------------------------------   ------   -------------   -------------   ---------------
Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund - Class
   II Shares (9/03)                                            2005        1.346           1.453           650,094
                                                               2004        1.257           1.346           495,772
                                                               2003        1.000           1.257            12,035

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (9/03)                                               2005        1.294           1.337           700,196
                                                               2004        1.233           1.294           364,735
                                                               2003        1.000           1.233             3,553

   Oppenheimer Global Securities Fund/VA - Service Shares
   (8/03)                                                      2005        1.654           1.858         1,500,804
                                                               2004        1.413           1.654           765,241
                                                               2003        1.000           1.413             6,739

Pioneer Variable Contracts Trust
   Pioneer  AmPac Growth VCT Portfolio - Class II (5/04)       2005        1.002           0.998            50,504
                                                               2004        0.970           1.002            43,189

   Pioneer America Income VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.010           1.012         1,700,470
                                                               2004        0.995           1.010           922,208
                                                               2003        1.000           0.995            78,737

   Pioneer Balanced VCT Portfolio - Class II Shares (10/03)    2005        1.143           1.167           872,530
                                                               2004        1.110           1.143           511,568
                                                               2003        1.000           1.110            13,104

   Pioneer Cullen Value VCT Portfolio - Class II Shares
   (4/05)                                                      2005        0.994           1.086           423,548

   Pioneer Emerging Markets VCT Portfolio - Class II Shares
   (9/03)                                                      2005        1.764           2.391           719,208
                                                               2004        1.510           1.764           431,016
                                                               2003        1.000           1.510            10,089

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)



                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR     END OF YEAR
-----------------------------------------------------------   ------   -------------   -------------   ---------------
   Pioneer Equity Income VCT Portfolio - Class II Shares
   (9/03)                                                      2005        1.377           1.430          2,209,160
                                                               2004        1.205           1.377          1,018,570
                                                               2003        1.000           1.205             21,997

   Pioneer Equity Opportunity VCT Portfolio - Class II
   Shares (5/05)                                               2005        0.987           1.065             16,466

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)       2005        1.493           1.585             31,388
                                                               2004        1.283           1.493             22,714
                                                               2003        1.000           1.283                  -

   Pioneer Fund VCT Portfolio - Class II Shares (8/03)         2005        1.324           1.381            674,365
                                                               2004        1.213           1.324            447,314
                                                               2003        1.000           1.213             19,404

   Pioneer Global High Yield VCT Portfolio - Class II
   Shares (4/05)                                               2005        0.999           1.041            229,997

   Pioneer Growth Shares VCT Portfolio - Class II Shares
   (9/03)                                                      2005        1.208           1.228            367,008
                                                               2004        1.154           1.208            344,922
                                                               2003        1.000           1.154             16,323

   Pioneer High Yield VCT Portfolio - Class II Shares (8/03)   2005        1.223           1.224          3,049,446
                                                               2004        1.152           1.223          2,750,931
                                                               2003        1.000           1.152             23,361

   Pioneer Ibbotson Aggressive Allocation VCT Portfolio -
   Class II Shares (4/05)                                      2005        1.003           1.085            124,897

   Pioneer Ibbotson Growth Allocation VCT Portfolio - Class
   II Shares (4/05)                                            2005        0.995           1.065            394,697

   Pioneer Ibbotson Moderate Allocation VCT Portfolio -Class
   II Shares (4/05)                                            2005        0.993           1.050            428,651

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)



                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR     END OF YEAR
-----------------------------------------------------------   ------   -------------   -------------   ---------------
   Pioneer International Value VCT Portfolio - Class II
   Shares (9/03)                                               2005        1.504           1.706            220,860
                                                               2004        1.290           1.504             95,523
                                                               2003        1.000           1.290              8,905

   Pioneer Mid Cap Value VCT Portfolio - Class II Shares
   (9/03)                                                      2005        1.587           1.682          1,579,633
                                                               2004        1.324           1.587            742,777
                                                               2003        1.000           1.324              2,823

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class
   II Shares (5/04)                                            2005        1.095           1.167          1,325,229
                                                               2004        1.021           1.095            377,337

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (7/03)                                               2005        1.681           1.901          1,138,791
                                                               2004        1.261           1.681            594,769
                                                               2003        1.000           1.261             11,099

   Pioneer Small and Mid Cap Growth VCT Portfolio - Class
   II (4/04)                                                   2005        1.074           1.106            683,367
                                                               2004        1.070           1.074            265,932

   Pioneer Small Cap Value VCT Portfolio - Class II Shares
   (9/03)                                                      2005        1.599           1.749          1,174,363
                                                               2004        1.355           1.599            628,747
                                                               2003        1.000           1.355              1,360

   Pioneer Small Company VCT Portfolio - Class II Shares
   (8/03)                                                      2005        1.433           1.434            106,781
                                                               2004        1.285           1.433             37,764
                                                               2003        1.000           1.285                  -

   Pioneer Strategic Income VCT Portfolio - Class II Shares
   (7/03)                                                      2005        1.179           1.190           4,221,871
                                                               2004        1.089           1.179           2,610,033
                                                               2003        1.000           1.089             286,913

   Pioneer Value VCT Portfolio - Class II Shares (9/03)        2005        1.307           1.347             691,235
                                                               2004        1.192           1.307             565,426

                                                               2003        1.000           1.192              14,987

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)



                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------   ------   -------------   -------------   ---------------
Salomon Brothers Variable Series Funds Inc.
   Salomon Brothers Variable All Cap Fund - Class II (4/05)    2005        0.977           1.037                277

   Total Return Fund - Class II (8/03)                         2005        1.191           1.207          1,001,255
                                                               2004        1.115           1.191            465,551
                                                               2003        1.000           1.115              7,880

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                         SEPARATE ACCOUNT CHARGES 2.60%



                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------   ------   -------------   -------------   ---------------
   Money Market Portfolio (8/03)                               2005        0.993           0.995           83,882
                                                               2004        1.000           0.993            2,496

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (9/03)       2005        1.053           1.114            9,741
                                                               2004        1.000           1.053            4,791

   AIM V.I. Mid Cap Core Equity Fund - Series II (8/03)        2005        1.064           1.112            2,451
                                                               2004        1.000           1.064                -

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (7/03)                                               2005        1.071           1.079            6,434
                                                               2004        1.000           1.071                -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (9/03)                                               2005        1.083           1.106            4,777
                                                               2004        1.000           1.083            4,717

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2005        1.154           1.239          104,324
                                                               2004        1.000           1.154            4,481

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund - Class
   II Shares (9/03)                                            2005        1.051           1.123           22,912
                                                               2004        1.000           1.051            4,861

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (9/03)                                               2005        1.045           1.068          105,674
                                                               2004        1.000           1.045                -

   Oppenheimer Global Securities Fund/VA - Service Shares
   (8/03)                                                      2005        1.167           1.297          109,344
                                                               2004        1.000           1.167                -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)



                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------   ------   -------------   -------------   ---------------
Pioneer Variable Contracts Trust
   Pioneer  AmPac Growth VCT Portfolio - Class II (5/04)       2005        0.991           0.977            2,400
                                                               2004        1.000           0.991                -

   Pioneer America Income VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.031           1.023           10,977
                                                               2004        1.000           1.031                -

   Pioneer Balanced VCT Portfolio - Class II Shares (10/03)    2005        1.025           1.035                -
                                                               2004        1.000           1.025                -

   Pioneer Cullen Value VCT Portfolio - Class II Shares
   (4/05)                                                      2005        0.994           1.077           25,273

   Pioneer Emerging Markets VCT Portfolio - Class II Shares
   (9/03)                                                      2005        1.294           1.734           78,600
                                                               2004        1.000           1.294            4,136

   Pioneer Equity Income VCT Portfolio - Class II Shares
   (9/03)                                                      2005        1.124           1.155            1,859
                                                               2004        1.000           1.124                -

   Pioneer Equity Opportunity VCT Portfolio - Class II
   Shares (5/05)                                               2005        0.986           1.056                -

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)       2005        1.176           1.235                -
                                                               2004        1.000           1.176                -

   Pioneer Fund VCT Portfolio - Class II Shares (8/03)         2005        1.089           1.124           16,935
                                                               2004        1.000           1.089            6,968

   Pioneer Global High Yield VCT Portfolio - Class II
   Shares (4/05)                                               2005        0.998           1.032           18,915

   Pioneer Growth Shares VCT Portfolio - Class II Shares
   (9/03)                                                      2005        1.080           1.086          101,352
                                                               2004        1.000           1.080                -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Pioneer High Yield VCT Portfolio - Class II Shares (8/03)   2005        1.084           1.074                   2,754
                                                               2004        1.000           1.084                       -

   Pioneer Ibbotson Aggressive Allocation VCT Portfolio -
   Class II Shares (4/05)                                      2005        1.003           1.076                       -

   Pioneer Ibbotson Growth Allocation VCT Portfolio - Class
   II Shares (4/05)                                            2005        0.995           1.056                       -

   Pioneer Ibbotson Moderate Allocation VCT Portfolio -
   Class II Shares (4/05)                                      2005        0.992           1.042                       -

   Pioneer International Value VCT Portfolio - Class II
   Shares (9/03)                                               2005        1.169           1.312                   4,720
                                                               2004        1.000           1.169                       -

   Pioneer Mid Cap Value VCT Portfolio - Class II Shares
   (9/03)                                                      2005        1.142           1.198                  90,922
                                                               2004        1.000           1.142                       -

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class
   II Shares (5/04)                                            2005        1.069           1.127                 114,298
                                                               2004        1.000           1.069                       -

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (7/03)                                               2005        1.306           1.462                  77,752
                                                               2004        1.000           1.306                       -

   Pioneer Small and Mid Cap Growth VCT Portfolio - Class
   II (4/04)                                                   2005        1.009           1.029                 105,396
                                                               2004        1.000           1.009                       -

   Pioneer Small Cap Value VCT Portfolio - Class II Shares
   (9/03)                                                      2005        1.152           1.248                  56,448
                                                               2004        1.000           1.152                       -

   Pioneer Small Company VCT Portfolio - Class II Shares
   (8/03)                                                      2005        1.106           1.096                  49,716
                                                               2004        1.000           1.106                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)



                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------   ------   -------------   -------------   ---------------
   Pioneer Strategic Income VCT Portfolio - Class II Shares
   (7/03)                                                      2005        1.097           1.095                  25,896
                                                               2004        1.000           1.097                   6,826

   Pioneer Value VCT Portfolio - Class II Shares (9/03)        2005        1.085           1.106                  12,260
                                                               2004        1.000           1.085                   7,012

Salomon Brothers Variable Series Funds Inc.
   Salomon Brothers Variable All Cap Fund - Class II (4/05)    2005        0.975           1.027                     786

   Total Return Fund - Class II (8/03)                         2005        1.052           1.056                   2,987
                                                               2004        1.000           1.052                       -



                                      NOTES



The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.



"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Effective 04/18/2005: Franklin Small Cap Fund - Class 2 Shares changed its name to Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares.



Effective 08/05: Pioneer Papp Small and Mid Cap Growth VCT portfolio - Class II Shares changed it name to Pioneer Small and Mid Cap Growth VCT portfolio - Class II Shares.



Effective 08/05: Pioneer Papp America - Pacific Rim Fund VCT - Class II Shares changed it name to Pioneer AmPac Growth VCT portfolio - Class II Shares.

                                   APPENDIX B



                         CONDENSED FINANCIAL INFORMATION



          METLIFE OF CT SEPARATE ACCOUNT TWELVE FOR VARIABLE ANNUITIES



                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the Contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the Contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



                         SEPARATE ACCOUNT CHARGES 1.55%



                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR     END OF YEAR
-----------------------------------------------------------   ------   -------------   -------------   ---------------
   Money Market Portfolio (5/03)                               2005        0.989           1.002          4,726,476
                                                               2004        0.994           0.989          4,706,703
                                                               2003        1.000           0.994          2,282,924

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (6/03)       2005        1.283           1.371          1,735,565
                                                               2004        1.225           1.283          2,040,147
                                                               2003        1.000           1.225            438,519

   AIM V.I. Mid Cap Core Equity Fund - Series II (6/03)        2005        1.391           1.470            769,660
                                                               2004        1.244           1.391            560,861
                                                               2003        1.000           1.244            207,276

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (6/03)                                               2005        1.329           1.353          2,959,718
                                                               2004        1.216           1.329          2,395,266
                                                               2003        1.000           1.216            490,925

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (6/03)                                               2005        1.465           1.512            970,256
                                                               2004        1.335           1.465            768,240
                                                               2003        1.000           1.335            136,305

   Templeton Foreign Securities Fund - Class 2 Shares (6/03)   2005        1.562           1.694          1,428,943

                                                               2004        1.338           1.562          1,101,088
                                                               2003        1.000           1.338            354,061

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)



                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------   ------   -------------   -------------   ---------------
Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund - Class
   II Shares (6/03)                                            2005        1.346           1.453          1,113,200
                                                               2004        1.257           1.346          1,266,931
                                                               2003        1.000           1.257            388,371

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (6/03)                                               2005        1.294           1.337          1,986,796
                                                               2004        1.233           1.294          1,588,562
                                                               2003        1.000           1.233            553,903

   Oppenheimer Global Securities Fund/VA - Service Shares
   (6/03)                                                      2005        1.654           1.858          2,177,593
                                                               2004        1.413           1.654          1,845,034
                                                               2003        1.000           1.413            538,318

Pioneer Variable Contracts Trust
   Pioneer  AmPac Growth VCT Portfolio - Class II (4/04)       2005        1.002           0.998            182,133
                                                               2004        1.025           1.002            119,864

   Pioneer America Income VCT Portfolio - Class II Shares
   (5/03)                                                      2005        1.010           1.012          5,093,876
                                                               2004        0.995           1.010          3,216,889
                                                               2003        1.000           0.995            727,262

   Pioneer Balanced VCT Portfolio - Class II Shares (6/03)     2005        1.143           1.167          1,831,504
                                                               2004        1.110           1.143          2,893,610
                                                               2003        1.000           1.110          1,352,707

   Pioneer Cullen Value VCT Portfolio - Class II Shares
   (3/05)                                                      2005        0.986           1.086            769,612

   Pioneer Emerging Markets VCT Portfolio - Class II Shares
   (6/03)                                                      2005        1.764           2.391            767,491
                                                               2004        1.510           1.764            634,023
                                                               2003        1.000           1.510             99,808

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)



                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR     END OF YEAR
-----------------------------------------------------------   ------   -------------   -------------   ---------------
   Pioneer Equity Income VCT Portfolio - Class II Shares
   (6/03)                                                      2005        1.377           1.430          3,138,809
                                                               2004        1.205           1.377          2,636,416
                                                               2003        1.000           1.205            764,575

   Pioneer Equity Opportunity VCT Portfolio - Class II
   Shares (5/05)                                               2005        0.978           1.065              9,548

   Pioneer Europe VCT Portfolio - Class II Shares (6/03)       2005        1.493           1.585             33,531
                                                               2004        1.283           1.493             22,046
                                                               2003        1.000           1.283             12,781

   Pioneer Fund VCT Portfolio - Class II Shares (6/03)         2005        1.324           1.381          2,780,569
                                                               2004        1.213           1.324          5,446,731
                                                               2003        1.000           1.213          2,035,041

   Pioneer Global High Yield VCT Portfolio - Class II
   Shares (3/05)                                               2005        0.996           1.041            107,545

   Pioneer Growth Shares VCT Portfolio - Class II Shares
   (6/03)                                                      2005        1.208           1.228          1,359,860
                                                               2004        1.154           1.208          2,331,294
                                                               2003        1.000           1.154            706,463

   Pioneer High Yield VCT Portfolio - Class II Shares (6/03)   2005        1.223           1.224          4,570,990
                                                               2004        1.152           1.223          9,467,773
                                                               2003        1.000           1.152          4,494,810

   Pioneer Ibbotson Aggressive Allocation VCT Portfolio -
   Class II Shares (5/05)                                      2005        0.990           1.085             77,232

   Pioneer Ibbotson Growth Allocation VCT Portfolio - Class
   II Shares (3/05)                                            2005        0.983           1.065          1,692,076

   Pioneer Ibbotson Moderate Allocation VCT Portfolio -
   Class II Shares (4/05)                                      2005        0.993           1.050          8,836,248

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)



                                                        UNIT VALUE AT                    NUMBER OF UNITS
                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
             PORTFOLIO NAME                     YEAR        YEAR         END OF YEAR       END OF YEAR
-------------------------------------------     ----    -------------   -------------    ---------------
Pioneer International Value VCT Portfolio -
Class II Shares (6/03)                          2005        1.504           1.706             347,740
                                                2004        1.290           1.504             783,818
                                                2003        1.000           1.290             278,342

Pioneer Mid Cap Value VCT Portfolio -
Class II Shares (6/03)                          2005        1.587           1.682           1,809,146
                                                2004        1.324           1.587           1,605,103
                                                2003        1.000           1.324             356,319

Pioneer Oak Ridge Large Cap Growth VCT
Portfolio - Class II Shares (4/04)              2005        1.095           1.167             360,317
                                                2004        1.028           1.095              81,850

Pioneer Real Estate Shares VCT Portfolio
- Class II Shares (6/03)                        2005        1.681           1.901           1,486,014
                                                2004        1.261           1.681           1,259,415
                                                2003        1.000           1.261             507,422

Pioneer Small and Mid Cap Growth VCT
Portfolio - Class II (4/04)                     2005        1.074           1.106             252,781
                                                2004        1.061           1.074             105,467

Pioneer Small Cap Value VCT Portfolio -
Class II Shares (6/03)                          2005        1.599           1.749           1,494,745
                                                2004        1.355           1.599           1,244,840
                                                2003        1.000           1.355             477,289

Pioneer Small Company VCT Portfolio -
Class II Shares (6/03)                          2005        1.433           1.434             313,193
                                                2004        1.285           1.433             172,385
                                                2003        1.000           1.285              25,055

Pioneer Strategic Income VCT Portfolio -
Class II Shares (5/03)                          2005        1.179           1.190           4,019,323
                                                2004        1.089           1.179           3,133,140
                                                2003        1.000           1.089             652,477

Pioneer Value VCT Portfolio - Class II
Shares (6/03)                                   2005        1.307           1.347           1,730,330
                                                2004        1.192           1.307           1,531,084

                                                2003        1.000           1.192             304,001

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)



                                                        UNIT VALUE AT                    NUMBER OF UNITS
                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
             PORTFOLIO NAME                     YEAR        YEAR         END OF YEAR        END OF YEAR
-------------------------------------------     ----    -------------   -------------    ---------------
Salomon Brothers Variable Series Funds Inc.
  Salomon Brothers Variable All Cap Fund -
  Class II (9/05)                               2005        1.022           1.037              11,664

  Total Return Fund - Class II (6/03)           2005        1.191           1.207           1,446,401
                                                2004        1.115           1.191           1,554,939
                                                2003        1.000           1.115             498,482

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                         SEPARATE ACCOUNT CHARGES 2.60%



                                                        UNIT VALUE AT                    NUMBER OF UNITS
                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
             PORTFOLIO NAME                     YEAR        YEAR         END OF YEAR       END OF YEAR
-------------------------------------------     ----    -------------   -------------    ---------------
  Money Market Portfolio (5/03)                 2005        0.993           0.995              22,497
                                                2004        1.000           0.993                   -

AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Fund -
  Series II (6/03)                              2005        1.053           1.114                   -
                                                2004        1.000           1.053                   -

  AIM V.I. Mid Cap Core Equity Fund -
  Series II (6/03)                              2005        1.064           1.112                   -
                                                2004        1.000           1.064                   -

Franklin Templeton Variable Insurance
Products Trust
  Franklin Rising Dividends Securities Fund
  - Class 2 Shares (6/03)                       2005        1.071           1.079                   -
                                                2004        1.000           1.071                   -

  Franklin Small-Mid Cap Growth Securities
  Fund - Class 2 (6/03)                         2005        1.083           1.106                   -
                                                2004        1.000           1.083                   -

  Templeton Foreign Securities Fund - Class
  2 Shares (6/03)                               2005        1.154           1.239               9,092
                                                2004        1.000           1.154                   -

Greenwich Street Series Fund
  Salomon Brothers Variable Aggressive
  Growth Fund - Class II Shares (6/03)          2005        1.051           1.123                   -
                                                2004        1.000           1.051                   -

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Fund/VA
  - Service Shares (6/03)                       2005        1.045           1.068                   -
                                                2004        1.000           1.045                   -

  Oppenheimer Global Securities Fund/VA -
  Service Shares (6/03)                         2005        1.167           1.297                   -
                                                2004        1.000           1.167                   -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)



                                                        UNIT VALUE AT                    NUMBER OF UNITS
                                                        BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
              PORTFOLIO NAME                    YEAR        YEAR         END OF YEAR       END OF YEAR
-------------------------------------------     ----    -------------   -------------    ---------------
Pioneer Variable Contracts Trust
   Pioneer  AmPac Growth VCT Portfolio -
   Class II (4/04)                              2005        0.991           0.977                  -
                                                2004        1.000           0.991                  -

   Pioneer America Income VCT Portfolio -
   Class II Shares (5/03)                       2005        1.031           1.023                  -
                                                2004        1.000           1.031                  -

   Pioneer Balanced VCT Portfolio - Class
   II Shares (6/03)                             2005        1.025           1.035                  -
                                                2004        1.000           1.025                  -

   Pioneer Cullen Value VCT Portfolio -
   Class II Shares (3/05)                       2005        0.986           1.077                  -

   Pioneer Emerging Markets VCT Portfolio -
   Class II Shares (6/03)                       2005        1.294           1.734                  -
                                                2004        1.000           1.294                  -

   Pioneer Equity Income VCT Portfolio -
   Class II Shares (6/03)                       2005        1.124           1.155                  -
                                                2004        1.000           1.124                  -

   Pioneer Equity Opportunity VCT Portfolio
   - Class II Shares (5/05)                     2005        0.977           1.056                  -

   Pioneer Europe VCT Portfolio - Class II
   Shares (6/03)                                2005        1.176           1.235                  -
                                                2004        1.000           1.176                  -

   Pioneer Fund VCT Portfolio - Class II
   Shares (6/03)                                2005        1.089           1.124                  -
                                                2004        1.000           1.089                  -

   Pioneer Global High Yield VCT Portfolio
   - Class II Shares (3/05)                     2005        0.996           1.032                  -

   Pioneer Growth Shares VCT Portfolio -
   Class II Shares (6/03)                       2005        1.080           1.086                  -
                                                2004        1.000           1.080                  -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)



                                                        UNIT VALUE AT                    NUMBER OF UNITS
                                                        BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
             PORTFOLIO NAME                     YEAR        YEAR         END OF YEAR       END OF YEAR
-------------------------------------------     ----    -------------   -------------    ---------------
   Pioneer High Yield VCT Portfolio - Class
   II Shares (6/03)                             2005        1.084           1.074                  -
                                                2004        1.000           1.084                  -

   Pioneer Ibbotson Aggressive Allocation
   VCT Portfolio - Class II Shares (5/05)       2005        0.989           1.076                  -

   Pioneer Ibbotson Growth Allocation VCT
   Portfolio - Class II Shares (3/05)           2005        0.982           1.056              7,802

   Pioneer Ibbotson Moderate Allocation VCT
   Portfolio - Class II Shares (4/05)           2005        0.992           1.042              7,848

   Pioneer International Value VCT
   Portfolio - Class II Shares (6/03)           2005        1.169           1.312                  -
                                                2004        1.000           1.169                  -

   Pioneer Mid Cap Value VCT Portfolio -
   Class II Shares (6/03)                       2005        1.142           1.198                  -
                                                2004        1.000           1.142                  -

   Pioneer Oak Ridge Large Cap Growth VCT
   Portfolio - Class II Shares (4/04)           2005        1.069           1.127                  -
                                                2004        1.000           1.069                  -

   Pioneer Real Estate Shares VCT Portfolio
   - Class II Shares (6/03)                     2005        1.306           1.462                  -
                                                2004        1.000           1.306                  -

   Pioneer Small and Mid Cap Growth VCT
   Portfolio - Class II (4/04)                  2005        1.009           1.029                  -
                                                2004        1.000           1.009                  -

   Pioneer Small Cap Value VCT Portfolio -
   Class II Shares (6/03)                       2005        1.152           1.248                  -
                                                2004        1.000           1.152                  -

   Pioneer Small Company VCT Portfolio -
   Class II Shares (6/03)                       2005        1.106           1.096                  -
                                                2004        1.000           1.106                  -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)



                                                        UNIT VALUE AT                    NUMBER OF UNITS
                                                        BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
             PORTFOLIO NAME                     YEAR        YEAR         END OF YEAR       END OF YEAR
-------------------------------------------     ----    -------------   -------------    ---------------
   Pioneer Strategic Income VCT Portfolio -
   Class II Shares (5/03)                       2005        1.097           1.095                  -
                                                2004        1.000           1.097                  -

   Pioneer Value VCT Portfolio - Class II
   Shares (6/03)                                2005        1.085           1.106                  -
                                                2004        1.000           1.085                  -

Salomon Brothers Variable Series Funds Inc.
   Salomon Brothers Variable All Cap Fund -
   Class II (9/05)                              2005        1.015           1.027                  -

   Total Return Fund - Class II (6/03)          2005        1.052           1.056                  -
                                                2004        1.000           1.052                  -



                                      NOTES



The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.



"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Effective 04/18/2005: Franklin Small Cap Fund - Class 2 Shares changed its name to Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares.



Effective 08/05: Pioneer Papp Small and Mid Cap Growth VCT portfolio - Class II Shares changed it name to Pioneer Small and Mid Cap Growth VCT Portfolio - Class II Shares.



Effective 08/05: Pioneer Papp America - Pacific Rim Fund VCT - Class II Shares changed it name to Pioneer AmPac Growth VCT Portfolio - Class II Shares.

                                   APPENDIX C

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein are not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.


We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.


TRANSFERS

You may make transfers from the Fixed Account to any available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.


Automated transfers from the Fixed Account to any of the Variable Funding Options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                                   APPENDIX D

            WAIVER OF WITHDRAWAL CHARGE FOR NURSING HOME CONFINEMENT
                (AVAILABLE ONLY IF THE OWNER IS AGE 70 OR YOUNGER
                      ON THE DATE THE CONTRACT IS ISSUED.)

If, after the first Contract Year and before the Maturity Date, and you begin confinement in an eligible nursing home, you may surrender or make withdrawal, subject to the maximum withdrawal amount described below, without incurring a withdrawal charge. In order for the Company to waive the withdrawal charge, the withdrawal must be made during continued confinement in an eligible nursing home after the qualifying period has been satisfied, or within sixty (60) days after such confinement ends. The qualifying period is confinement in an eligible nursing home for ninety (90) consecutive days. We will require proof of confinement in a form satisfactory to us, which may include certification by a licensed physician that such confinement is medically necessary.

An eligible nursing home is defined as an institution or special nursing unit of a hospital which:

      (a)   is Medicare approved as a provider of skilled nursing care services;
            and

      (b) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

                                       OR

Meets all of the following standards:

      (a) is licensed as a nursing care facility by the state in which it is licensed;

      (b) is either a freestanding facility or a distinct part of another facility such as a ward, wing, unit or swing-bed of a hospital or other facility;

      (c) provides nursing care to individuals who are not able to care for themselves and who require nursing care;

      (d) provides, as a primary function, nursing care and room and board; and charges for these services;

      (e) provides care under the supervision of a licensed physician, registered nurse (RN) or licensed practical nurse (LPN);

      (f) may provide care by a licensed physical, respiratory, occupational or speech therapist; and

      (g) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

We will not waive withdrawal charges if confinement is due to one or more of the following causes:

      (a) mental, nervous, emotional or personality disorder without demonstrable organic disease, including, but not limited to, neurosis, psychoneurosis, psychopathy or psychosis

      (b) the voluntary taking or injection of drugs, unless prescribed or administered by a licensed physician

      (c) the voluntary taking of any drugs prescribed by a licensed physician and intentionally not taken as prescribed

      (d) sensitivity to drugs voluntarily taken, unless prescribed by a physician

      (e) drug addiction, unless addiction results from the voluntary taking of drugs prescribed by a licensed physician, or the involuntary taking of drugs.

FILING A CLAIM: You must provide the Company with written notice of a claim during continued confinement after the 90-day qualifying period, or within sixty days after such confinement ends.


The maximum withdrawal amount for which we will waive the withdrawal charge is the Contract Value on the next valuation date following written proof of claim, less any Purchase Payments made within a one-year period before confinement in an eligible nursing home begins, less any Purchase Payment made on or after the Annuitant's 71st birthday.



We will pay any withdrawal requested under the scope of this waiver as soon as we receive proper written proof of your claim, and we will pay the withdrawal in a lump sum. You should consult with your tax adviser regarding the tax impact of any withdrawals taken from your Contract.

                                   APPENDIX E

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:



                        The Insurance Company
                        Principal Underwriter
                        Distribution and Principal Underwriting Agreement Valuation of Assets
                        Federal Tax Considerations
                        Independent Registered Public Accounting Firm Condensed Financial Information
                        Financial Statements



Copies of the Statement of Additional Information dated May 1, 2006 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut/MetLife Life and Annuity Company of Connecticut, One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415. For the MetLife Insurance Company of Connecticut Statement of Additional Information please request MIC-Book-70-71-75, and for the MetLife Life and Annuity Company of Connecticut Statement of Additional Information please request MLAC-Book-70-71-75.


Name:    ____________________________________

Address: ____________________________________

         ____________________________________


Check Box:
[ ] MIC-Book-70-71-75

[ ] MLAC-Book-70-71-75

                       THIS PAGE INTENTIONALLY LEFT BLANK.

Book 70                                                              May 1, 2006




                                                                   19026-00-0506

                  PORTFOLIO ARCHITECT PLUS ANNUITY PROSPECTUS:



          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES METLIFE OF CT SEPARATE ACCOUNT TWELVE FOR VARIABLE ANNUITIES



This prospectus describes PORTFOLIO ARCHITECT PLUS ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut (formerly The Travelers Insurance Company and The Travelers Life and Annuity Company, respectively).* MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts".



You can choose to have your premium ("Purchase Payments") and any associated Purchase Payment Credits accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available for contracts purchased on or after May 1, 2006 are:



AMERICAN FUNDS INSURANCE SERIES - Class 2
   American Funds Global Growth Fund
   American Funds Growth Fund
   American Funds Growth-Income Fund
DREYFUS VARIABLE INVESTMENT FUND - Initial Shares
   Dreyfus Variable Investment Fund Appreciation Portfolio

   Dreyfus Variable Investment Fund Developing Leaders Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -Class 2
   Templeton Developing Markets Securities Fund
   Templeton Foreign Securities Fund
JANUS ASPEN SERIES - Service Shares
   Global Technology Portfolio
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC. - Class I+
   Legg Mason Partners Variable All Cap Portfolio+
   Legg Mason Partners Variable Investors Portfolio+
   Legg Mason Partners Variable Large Cap Growth Portfolio+
   Legg Mason Partners Variable Small Cap Growth Portfolio+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II+
   Legg Mason Partners Variable Aggressive Growth Portfolio - Class I+ Legg Mason Partners Variable Equity Index Portfolio - Class II+ Legg Mason Partners Variable Growth and Income Portfolio - Class I+


LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.+

   Legg Mason Partners Variable Adjustable Rate Income Portfolio+
   Legg Mason Partners Variable Social Awareness Stock Portfolio+

MET INVESTORS SERIES TRUST
   Batterymarch Mid-Cap Stock Portfolio - Class A+
   Dreman Small-Cap Value Portfolio - Class A+
   Federated High Yield Portfolio - Class A+
   Harris Oakmark International Portfolio - Class A+
   Janus Capital Appreciation Portfolio - Class A+
   Legg Mason Partners Managed Assets Portfolio - Class A+
   Lord Abbett Bond Debenture Portfolio - Class A+
   Lord Abbett Growth and Income Portfolio - Class B+
   Lord Abbett Mid-Cap Value Portfolio - Class B+
   Mercury Large-Cap Core Portfolio - Class A+
   Met/AIM Capital Appreciation Portfolio - Class A+
   Met/AIM Small Cap Growth Portfolio - Class A+
   MFS(R) Value Portfolio - Class A+
   Neuberger Berman Real Estate Portfolio - Class A+
   Pioneer Fund Portfolio - Class A+
   Pioneer Mid-Cap Value Portfolio - Class A+
   Pioneer Strategic Income Portfolio - Class A+
   Third Avenue Small Cap Value Portfolio - Class B+
METROPOLITAN SERIES FUND, INC.
   BlackRock Aggressive Growth Portfolio - Class D+
   BlackRock Bond Income Portfolio - Class A+
   BlackRock Money Market Portfolio - Class A+
   FI Large Cap Portfolio - Class A+
   FI Value Leaders Portfolio - Class D+
   MFS Total Return Portfolio - Class F+
   Oppenheimer Global Equity Portfolio - Class B+
   Western Asset Management High Yield Bond Portfolio - Class A+
   Western Asset Management U.S. Government Portfolio - Class A+
PIMCO VARIABLE INSURANCE TRUST - Administrative Class
   Real Return Portfolio

   Total Return Portfolio

PUTNAM VARIABLE TRUST - Class IB

   Putnam VT Small Cap Value Fund
VAN KAMPEN LIFE INVESTMENT TRUST - Class II
   Comstock Portfolio

VARIABLE INSURANCE PRODUCTS FUND - Service Class 2

   VIP Contrafund(R) Portfolio

   VIP Mid Cap Portfolio

METROPOLITAN SERIES FUND,INC. - ASSET ALLOCATION PORTFOLIOS - Class B
   MetLife Conservative Allocation Portfolio+
   MetLife Conservative to Moderate Allocation Portfolio+
   MetLife Moderate Allocation Portfolio+
   MetLife Moderate to Aggressive Allocation Portfolio+
   MetLife Aggressive Allocation Portfolio+


-----------


+ This Variable Funding Option has been subject to a merger, substitution or name change. Please see "The Annuity Contract--The Variable Funding Options" for more information.

*THE TRAVELERS INSURANCE COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE INSURANCE COMPANY OF CONNECTICUT. THE TRAVELERS LIFE AND ANNUITY COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT. THE CHANGE WILL BE EFFECTIVE MAY 1, 2006 PENDING REGULATORY APPROVAL. YOU WILL RECEIVE A CONTRACT ENDORSEMENT NOTIFYING YOU OF THE NAME CHANGE ONCE IT HAS OCCURRED.



We also offer variable annuity contracts that do not have Purchase Payment Credits, and therefore may have lower fees. Over time, the value of the Purchase Payment Credits could be more than offset by higher charges. You should carefully consider whether or not this Contract is the most appropriate investment for you. The Contract, certain contract features and/or some of the funding options may not be available in all states. This Prospectus provides the information that you should know before investing in the Contract. Please keep this Prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2006. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this Prospectus. To request a copy, write to us at One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415, call 1-800-842-9368 or access the SEC's website (http://www.sec.gov). See Appendix E for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


                               PROSPECTUS DATED MAY 1, 2006

                                TABLE OF CONTENTS


Glossary.................................................   3
Summary..................................................   5
Fee Table................................................   9
Condensed Financial Information..........................  17
The Annuity Contract.....................................  17
   Contract Owner Inquiries..............................  18
   Purchase Payments.....................................  18
   Purchase Payment Credits..............................  19
   Accumulation Units....................................  20
   The Variable Funding Options..........................  20
The Fixed Account........................................  26
Charges and Deductions...................................  26
   General...............................................  26
   Withdrawal Charge.....................................  27
   Free Withdrawal Allowance.............................  27
   Transfer Charge.......................................  28
   Administrative Charges................................  28
   Mortality and Expense Risk Charge.....................  28
   Variable Liquidity Benefit Charge.....................  28
   Enhanced Stepped-Up Provision Charge..................  29
   Guaranteed Minimum Withdrawal Benefit
      Charge.............................................  29
   Guaranteed Minimum Accumulation Benefit
      Charge.............................................  29
   Variable Funding Option Expenses......................  29
   Premium Tax...........................................  29
   Changes in Taxes Based upon
      Premium or Value...................................  29
Transfers................................................  29
   Market Timing/Excessive Trading.......................  30
   Dollar Cost Averaging.................................  31
Access to Your Money.....................................  32
   Systematic Withdrawals................................  32
Ownership Provisions.....................................  33
   Types of Ownership....................................  33
      Contract Owner.....................................  33
      Beneficiary........................................  33
      Annuitant..........................................  33
Death Benefit............................................  34
   Death Proceeds before the Maturity Date...............  34
   Enhanced Stepped-Up Provision.........................  36
   Payment of Proceeds...................................  37
   Spousal Contract Continuance..........................  38
   Beneficiary Contract Continuance......................  39
   Planned Death Benefit.................................  39
   Death Proceeds after the Maturity Date................  40
 Living Benefits.........................................  40
   Guaranteed Minimum Withdrawal Benefit.................  40
   Guaranteed Minimum Accumulation Benefit...............  45
The Annuity Period.......................................  52
   Maturity Date.........................................  52
   Allocation of Annuity.................................  52
   Variable Annuity......................................  52
   Fixed Annuity.........................................  53
Payment Options..........................................  53
   Election of Options...................................  53
   Annuity Options.......................................  54
   Variable Liquidity Benefit............................  54
Miscellaneous Contract Provisions........................  54
   Right to Return.......................................  54
   Termination...........................................  55
   Required Reports......................................  55
   Suspension of Payments................................  55
The Separate Accounts....................................  55
   Performance Information...............................  56
Federal Tax Considerations...............................  56
   General Taxation of Annuities.........................  56
   Types of Contracts: Qualified and Non-qualified.......  57
   Qualified Annuity Contracts...........................  57
      Taxation of Qualified Annuity Contracts............  57
      Mandatory Distributions for Qualified Plans........  57
   Non-qualified Annuity Contracts.......................  58
      Diversification Requirements for
         Variable Annuities..............................  58
      Ownership of the Investments.......................  58
      Taxation of Death Benefit Proceeds.................  59
   Other Tax Considerations..............................  59
      Treatment of Charges for Optional
         Benefits........................................  59
      Penalty Tax for Premature Distribution.............  59
      Puerto Rico Tax Considerations.....................  59
      Non-Resident Aliens................................  59
Other Information........................................  60
   The Insurance Companies...............................  60
   Financial Statements..................................  60
   Distribution of Variable Annuity Contracts............  60
   Conformity with State and Federal Laws................  62
   Voting Rights.........................................  62
   Restrictions on Financial Transactions................  63
   Legal Proceedings ....................................  63
Appendix A: Condensed Financial Information
   for MetLife of CT Separate Account Eleven               A-1
 Appendix B: Condensed Financial Information
 For MetLife of CT Separate Account Twelve                 B-1
Appendix C:  The Fixed Account                             C-1
Appendix D:  Nursing Home Waiver                           D-1
Appendix E:  Contents of the Statement of
Additional Information                                     E-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus any associated Purchase Payment Credits, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.


HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut or any other office that we may designate for the purpose of administering this Contract.


MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

PURCHASE PAYMENT CREDIT -- an amount credited to your Contract Value that equals a percentage of each Purchase Payment made.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.


WE, US, OUR -- MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut.


WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
                        PORTFOLIO ARCHITECT PLUS ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.


WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut ("the Company," "We" or "Us"). MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account MetLife Insurance Company of Connecticut sponsors the MetLife of CT Separate Account Eleven for Variable Annuities ("Separate Account Eleven"); MetLife Life and Annuity Company of Connecticut sponsors the MetLife of CT Separate Account Twelve for Variable Annuities ("Separate Account Twelve"). When we refer to the Separate Account, we are referring to either Separate Account Eleven or Separate Account Twelve, depending upon your issuing Company.



You may only purchase a contract in states where the Contract has been approved for sale. The Contract and/or certain optional benefits may not currently be available for sale in all states. Contracts issued in your state may provide different features and benefits from and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.


CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.


During the payout phase, you may choose one of a number of annuity options. You may receive income payments in the form of a variable annuity, a fixed annuity, or a combination of both. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.


WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b) or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

The Contract is not available for purchase if the owner or the Annuitant is age 81 or older.



The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you. See "The Annuity Contract" section for more information.


CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds) minus any Purchase Payment Credits. Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment minus any Purchase Payment Credits. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed) minus any Purchase Payment Credits. We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

During the right to return period, you will not bear any contract fees associated with the Purchase Payment Credits. If you exercise your right to return, you will be in at least the same position as if you had exercised the right to return in a variable annuity contract with no Purchase Payment Credit. You would, however, receive any gains, and we would bear any losses attributable to the Purchase Payment Credits.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. We also reserve the right to restrict transfers into the Fixed Account if the credited interest rate is equal to the minimum guaranteed interest rate specified under the Contract. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E charge at an annual rate of 1.40% for the Standard Death Benefit, 1.55% for the Step-Up Death Benefit, and 1.75% for the Roll-Up Death Benefit. For Contracts with a value of less than $100,000, we also deduct an annual contract administrative charge of $40. Each Underlying Fund also charges for management costs and other expenses.



We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments and any associated Purchase Payment Credits withdrawn. The maximum percentage is 8%, decreasing to 0% after nine full years.


If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.


Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 8% of the amounts withdrawn. Please refer to "Payment Options" for a description of this benefit.


If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted daily from amounts in the Variable Funding Options. There are several GMWB rider options, and the current charge for each rider, on an annual basis, is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

If you select the Guaranteed Minimum Accumulation Benefit ("GMAB"), a charge equal to 0.50% annually will be deducted from amounts in the Variable Funding Options.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments, Purchase Payment Credits and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and any credits and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.


For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts (see "Systematic Withdrawals").


HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? You may choose to purchase the Standard, Step-Up or Roll-Up Death Benefit. The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or the
election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:


      - PURCHASE PAYMENT CREDITS. For each Purchase Payment you make, we will add a credit to your Contract Value whenever the greater age of the Contract Owner or Annuitant is 80 or less at the time the Purchase Payment is received. This credit will equal at least 4.5% of the Purchase Payment. The expenses for a contract with Purchase Payment Credits are higher than a similar contract without Purchase Payment Credits, and the additional expenses attributable to the credits may more than offset the amount of the Purchase Payment Credit.



            For contracts issued between April 1, 2004 and April 30, 2004, contracts issued between June 1, 2004 and August 31, 2004, and contracts issued on or after between September 20, 2004, the current Purchase Payment Credit is equal to 6.0% of each Purchase Payment received. This Purchase Payment Credit increase does not apply retroactively to contracts issued before April 1, 2004, between May 1, 2004 and May 31, 2004 or between September 1, 2004 and September 19, 2004. For contracts issued from September 20, 2004 until the date we change or rescind this Purchase Payment Credit increase, the 6.0% Purchase Payment Credit will apply to your initial purchase payment and each subsequent purchase payment received by us whenever the greater age of the Contract Owner or Annuitant is 80 or less at the time of the Purchase Payment is received.


      - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

      - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

      - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

      - MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.

      - ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

      - SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

      - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(ies) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.

      - GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.

      - GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB"). For an additional charge, we will guarantee that your Contract Value will not be less than a minimum amount at the end of a specified number of years. The guaranteed amount is based on your Purchase Payments, including additional Purchase Payments you make within 12 months of electing the rider. Additional Purchase Payments made more than 12 months after you elect the rider will not increase the guaranteed amount. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount.

                                    FEE TABLE
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

      WITHDRAWAL CHARGE.................................. 8%(1)
      (as a percentage of the Purchase Payments and any associated Purchase Payment Credits withdrawn)

      TRANSFER CHARGE.................................. $10(2)
      (assessed on transfers that exceed 12 per year)

      VARIABLE LIQUIDITY BENEFIT CHARGE.................. 8%(3)
      (As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

      ANNUAL CONTRACT ADMINISTRATIVE CHARGE......... $40(4)

----------

(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for nine years. The charge is as follows:

     YEARS SINCE PURCHASE PAYMENT MADE          WITHDRAWAL CHARGE
-------------------------------------------     -----------------
   GREATER THAN OR EQUAL
               TO             BUT LESS THAN
             0 years              3 years               8%
             3 years              4 years               7%
             4 years              5 years               6%
             5 years              6 years               5%
             6 years              7 years               4%
             7 years              8 years               3%
             8 years              9 years               2%
             9 years+                                   0%

(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after nine years. The charge is as follows:

   YEARS SINCE INITIAL PURCHASE PAYMENT         WITHDRAWAL CHARGE
-------------------------------------------     -----------------
  GREATER THAN OR EQUAL
            TO            BUT LESS THAN
          0 years               3 years                8%
          3 years               4 years                7%
          4 years               5 years                6%
          5 years               6 years                5%
          6 years               7 years                4%


          7 years              8 years               3%
          8 years              9 years               2%
          9 years+                                   0%

(4) We do not assess this charge if Contract Value is $100,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)


We will assess a minimum mortality and expense risk charge ("M&E") of 1.40% and an administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.50% current charge for GMAB, a 0.40% current charge for GMWB I (maximum of 1.00% upon reset), a 0.50% current charge for GMWB II (maximum of 1.00% upon reset), and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:



                                                                  STANDARD DEATH BENEFIT STEP-UP DEATH BENEFIT ROLL-UP DEATH BENEFIT
                                                                  ---------------------- --------------------- ---------------------
Mortality and Expense Risk Charge................................            1.40%*              1.55%               1.75%
Administrative Expense Charge....................................            0.15%               0.15%               0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL
FEATURES SELECTED................................................            1.55%               1.70%               1.90%
Optional E.S.P. Charge...........................................            0.20%               0.20%               0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY
SELECTED.........................................................            1.75%               1.90%               2.10%
Optional GMAB Charge.............................................            0.50%               0.50%               0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY
SELECTED.........................................................            2.05%               2.20%               2.40%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMAB
SELECTED(5)......................................................            2.25%               2.40%               2.60%
Optional GMWB I Charge...........................................            1.00%(6)            1.00%(6)            1.00%(6)
Optional GMWB II Charge..........................................            1.00%(6)            1.00%(6)            1.00%(6)
Optional GMWB III Charge.........................................            0.25%               0.25%               0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY
SELECTED.........................................................            2.55%               2.70%               2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY
SELECTED.........................................................            2.55%               2.70%               2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY
SELECTED.........................................................            1.80%               1.95%               2.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB
I SELECTED.......................................................            2.75%               2.90%               3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB
II SELECTED......................................................            2.75%               2.90%               3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB
III SELECTED.....................................................            2.00%               2.15%               2.35%


------------

(5)   GMAB and GMWB cannot both be elected.


(6) The current charges for the available GMWB riders with reset feature (see "Living Benefits") are 0.40% for GMWB I and 0.50% for GMWB II.



*     We are waiving the following amounts of the M&E charge on these
      Subaccounts: 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio; and 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2005 (unless otherwise indicated):


The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9368.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES



                                                                                      MINIMUM      MAXIMUM
                                                                                      -------      -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying
Fund assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses)                                    0.42%        4.47%


UNDERLYING FUND FEES AND EXPENSES


(as a percentage of average daily net assets)


                                                       DISTRIBUTION                             CONTRACTUAL FEE   NET TOTAL
                                                          AND/OR                  TOTAL ANNUAL     WAIVER          ANNUAL
                                          MANAGEMENT   SERVICE(12b-1)    OTHER    OPERATING     AND/OR EXPENSE    OPERATING
            UNDERLYING FUND:                 FEE            FEES        EXPENSES    EXPENSES     REIMBURSEMENT    EXPENSES**
----------------------------------------  ----------  ---------------  ---------  ------------  ---------------  -----------
AMERICAN FUNDS INSURANCE SERIES
   American Funds Global Growth Fund
      - Class 2*                                0.58%            0.25%      0.04%         0.87%              --         0.87%
   American Funds Growth Fund - Class 2*        0.33%            0.25%      0.02%         0.60%              --         0.60%
   American Funds Growth-Income Fund
      - Class 2*                                0.28%            0.25%      0.01%         0.54%              --         0.54%
DREYFUS VARIABLE INVESTMENT FUND
   Dreyfus Variable Investment Fund
      Appreciation Portfolio -
      Initial Shares                            0.75%             --        0.05%         0.80%              --         0.80%
   Dreyfus Variable Investment Fund
      Developing Leaders Portfolio -
      Initial Shares                            0.75%             --        0.06%         0.81%              --         0.81%
FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST
   Templeton Developing Markets
      Securities Fund - Class 2*                1.24%            0.25%      0.29%         1.78%              --         1.78%
   Templeton Foreign Securities Fund
      - Class 2*                                0.65%            0.25%      0.17%         1.07%            0.05%        1.02%(1)
JANUS ASPEN SERIES

   Global Life Sciences Portfolio -
      Service Shares*+                          0.64%            0.25%      0.31%         1.20%              --         1.20%
   Global Technology Portfolio -
      Service Shares*                           0.64%            0.25%      0.09%         0.98%              --         0.98%
   Worldwide Growth Portfolio -
      Service Shares*+                          0.60%            0.25%      0.01%         0.86%              --         0.86%(2)
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap
      Portfolio*                                0.75%            0.25%      0.22%         1.22%              --         1.22%
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS I, INC.
   Legg Mason Partners Variable All
      Cap Portfolio - Class I                   0.75%              --       0.07%         0.82%              --         0.82%
   Legg Mason Partners Variable
      Investors Portfolio - Class I             0.65%              --       0.06%         0.71%              --         0.71%


   Legg Mason Partners Variable Large
      Cap Growth Portfolio - Class I         0.75%       --     0.72%   1.47%      --       1.47%(3)
   Legg Mason Partners Variable Small
      Cap Growth Portfolio - Class I         0.75%       --     0.22%   0.97%      --       0.97%
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS II
   Legg Mason Partners Variable
      Aggressive Growth Portfolio -
      Class I                                0.75%       --     0.18%   0.93%      --       0.93%(4)
   Legg Mason Partners Variable
      Equity Index Portfolio - Class
      II*                                    0.31%     0.25%    0.03%   0.59%      --       0.59%
   Legg Mason Partners Variable
      Growth and Income Portfolio -
      Class I                                0.65%       --     0.52%   1.17%      --       1.17%
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS III, INC
   Legg Mason Partners Variable
      Adjustable Rate Income
      Portfolio*++ - Class                   0.55%     0.25%    0.28%   1.08%      --       1.08%(5)
   Legg Mason Partners Variable
      Social Awareness Stock
      Portfolio++                            0.71%       --     0.04%   0.75%      --       0.75%(4)
MET INVESTORS SERIES TRUST

   Batterymarch Mid-Cap Stock
      Portfolio - Class A                    0.70%       --     0.10%   0.80%      --       0.80%(14)
   Dreman Small-Cap Value Portfolio -
      Class A                                0.83%       --     3.64%   4.47%    3.37%      1.10%(6)(14)
   Federated High Yield Portfolio -
      Class A                                0.60%       --     0.21%   0.81%      --       0.81%(14)
   Harris Oakmark International
      Portfolio - Class A                    0.82%       --     0.13%   0.95%      --       0.95%
   Janus Capital Appreciation
      Portfolio - Class A                    0.65%       --     0.09%   0.74%      --       0.74%(14)
   Legg Mason Partners Managed Assets
      Portfolio - Class A                    0.50%       --     0.09%   0.59%      --       0.59%(14)
   Lord Abbett Bond Debenture
      Portfolio - Class A                    0.51%       --     0.05%   0.56%      --       0.56%
   Lord Abbett Growth and Income
      Portfolio - Class B*                   0.50%     0.25%    0.04%   0.79%      --       0.79%(15)
   Lord Abbett Mid-Cap Value
      Portfolio - Class B*                   0.68%     0.25%    0.08%   1.01%      --       1.01%
   Mercury Large-Cap Core Portfolio -
      Class A                                0.78%       --     0.12%   0.90%      --       0.90%(14)
   Met/AIM Capital Appreciation
      Portfolio - Class A                    0.76%       --     0.05%   0.81%      --       0.81%(14)
   Met/AIM Small Cap Growth Portfolio
      - Class A                              0.90%       --     0.10%   1.00%      --       1.00%(7)

   MFS(R) Value Portfolio - Class A          0.73%       --     0.24%   0.97%      --       0.97%(14)
   Neuberger Berman Real Estate
      Portfolio - Class A                    0.67%       --     0.03%   0.70%      --       0.70%
   Pioneer Fund Portfolio - Class A          0.75%       --     0.28%   1.03%    0.03%      1.00%(6)(14)
   Pioneer Mid-Cap Value Portfolio -
      Class A                                0.75%       --     2.84%   3.59%    2.59%      1.00%(6)(14)
   Pioneer Strategic Income Portfolio
      - Class A                              0.73%       --     0.09%   0.82%      --       0.82%(14)
   Third Avenue Small Cap Value
      Portfolio - Class B*                   0.75%     0.25%    0.05%   1.05%      --       1.05%
METROPOLITAN SERIES FUND, INC.
   BlackRock Aggressive Growth
      Portfolio - Class D*                   0.73%     0.10%    0.06%   0.89%      --       0.89%
   BlackRock Bond Income Portfolio -
      Class A                                0.40%       --     0.07%   0.47%      --       0.47%(8)
   BlackRock Money Market Portfolio -
      Class A                                0.35%       --     0.07%   0.42%    0.01%      0.41%(9)
   FI Large Cap Portfolio - Class A          0.80%       --     0.06%   0.86%      --       0.86%(10)
   FI Value Leaders Portfolio - Class
      D*                                     0.66%     0.10%    0.07%   0.83%      --       0.83%
   MFS Total Return Portfolio - Class
      F*                                     0.57%     0.20%    0.16%   0.93%      --       0.93%(11)
   Oppenheimer Global Equity
      Portfolio - Class B*                   0.60%     0.25%    0.33%   1.18%      --       1.18%
   T. Rowe Price Large Cap Growth
      Portfolio - Class B*+                  0.60%     0.25%    0.12%   0.97%      --       0.97%(12)
   Western Asset Management High
      Yield Bond Portfolio - Class A         0.48%       --     0.12%   0.60%      --       0.60%(10)
   Western Asset Management U.S.
      Government Portfolio - Class A         0.54%       --     0.07%   0.61%      --       0.61%
PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio -
      Administrative Class*                  0.25%     0.41%            0.66%      --       0.66%(13)
   Total Return Portfolio -
      Administrative Class*                  0.25%     0.40%            0.65%      --       0.65%

PUTNAM VARIABLE TRUST

   Putnam VT International Equity
      Fund - Class IB*+                       0.75%    0.25%    0.18%   1.18%      --       1.18%
   Putnam VT Small Cap Value Fund -
      Class IB*                               0.76%    0.25%    0.08%   1.09%      --       1.09%
VAN KAMPEN LIFE INVESTMENT TRUST
   Comstock Portfolio Class II*               0.56%    0.25%    0.03%   0.84%      --       0.84%
   Enterprise Portfolio Class II*+            0.50%    0.25%    0.18%   0.93%      --       0.93%
VARIABLE INSURANCE PRODUCTS FUND
   VIP Contrafund(R) Portfolio -
      Service Class 2*                        0.57%    0.25%    0.09%   0.91%      --       0.91%
   VIP Dynamic Capital Appreciation
      Portfolio - Service Class 2*+           0.57%    0.25%    0.36%   1.18%      --       1.18%
   VIP Mid Cap Portfolio - Service
      Class 2*                                0.57%    0.25%    0.12%   0.94%      --       0.94%



                                                                                                                 NET TOTAL
                                                                                                                  ANNUAL
                                                                                                                 OPERATING
                                                                                                                 EXPENSES
                                                  DISTRIBUTION                        CONTRACTUAL                INCLUDING
                                                    AND/OR                  TOTAL     FEE WAIVER    NET TOTAL       NET
                                                   SERVICE                 ANNUAL      AND/OR        ANNUAL     EXPENSES OF
                                      MANAGEMENT    (12B-1)      OTHER    OPERATING    EXPENSE      OPERATING   UNDERLYING
         UNDERLYING FUND:                FEE         FEES       EXPENSES   EXPENSES  REIMBURSEMENT  EXPENSES**  PORTFOLIOS
         ----------------             ----------  ------------  --------  ---------  -------------  ----------  -----------
METROPOLITAN SERIES FUND, INC.
MetLife Conservative Allocation
  Portfolio--Class B *............          0.10%         0.25%     0.95%      1.30%          0.95%       0.35%        0.98%(a)(b)
MetLife Conservative to Moderate
  Allocation Portfolio--Class B*..          0.10%         0.25%     0.31%      0.66%          0.31%       0.35%        1.00%(a)(b)
MetLife Moderate Allocation
  Portfolio--Class B*.............          0.10%         0.25%     0.19%      0.54%          0.19%       0.35%        1.04%(a)(b)
MetLife Moderate to Aggressive
  Allocation Portfolio--Class B*..          0.10%         0.25%     0.24%      0.59%          0.24%       0.35%        1.06%(a)(b)
MetLife Aggressive Allocation
  Portfolio--Class B*.............          0.10%         0.25%     1.66%      2.01%          1.66%       0.35%        1.07%(a)(b)



* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).



** Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees and expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.



+     Closed to new investors.



++ Fees and expenses of the Portfolio are based on the Portfolio's fiscal year ended October 31, 2005.



NOTES



(1) The Fund's manager has agreed in advance to reduce its fees with respect to assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission.



(2) Effective February 1, 2006, the Portfolio's investment advisory fee rate changed from a fixed rate to a rate that adjusts upward or downward based upon the Portfolio's performance relative to its benchmark index. This change will not impact the investment advisory fee shown until one year after the effective date when the performance adjustment takes effect. Details discussing the change are included in the Portfolio's Statement of Additional Information.


(3) The management fee in the table has been restated to reflect a new management fee schedule which became effective on October 1, 2005.



(4) The management fee in the table has been restated to reflect a new management fee schedule that became effective on December 1, 2005.



(5) The management fee in the table has been restated to reflects a new management fee schedule that became effective on November 1, 2005.



(6) Met Investors Advisory and Met Investors Series Trust have entered into an Expense Limitation Agreement under which Met Investors Advisory has agreed to waive or limit its fees and to assume other expenses so that the total annual expenses of Dreman Small-Cap Value Portfolio, Pioneer Fund Portfolio, and Pioneer Mid-Cap Value Portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) will not exceed, at any time prior to April 30, 2007, the following percentage: 1.10%, 1.00%, and 1.00%, respectively. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may be repaid to the investment manager if, in the future, actual expenses of this portfolio are less than these expense limits.



(7) Met Investors Advisory and Met Investors Series Trust have entered into an Expense Limitation Agreement under which Met Investors Advisory has agreed to waive or limit its fees and to assume other expenses so that the total annual expenses of the Portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) will not exceed, at any time prior to April 30, 2007, the following percentage: 1.05%. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may be repaid to the investment manager if, in the future, actual expenses of this portfolio are less than these expense limits. Certain amounts were recouped by the investment manager during 2005. The amounts repaid are reflected in Other Expenses and equal 0.04%.



(8) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses)payable by the Portfolio, in the following amount: 0.025% on assets in excess of $1 billion and less than $2 billion.



(9) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.005% on the first $500 million of assets and .015% on the next $500 million of assets.


(10) The Portfolio's total annual expenses have been restated to reflect the reorganization of another Portfolio into this Portfolio which occurred as of the close of business on April 28, 2006. The expenses have also been restated to reflect contractual arrangements in effect on May 1, 2006.



(11) The management fee has been restated to reflect a new management fee schedule that became effective on May 1, 2006.



(12) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.015% on the first $50 million of assets.




(13) Ratio of expenses to average net assets excluding interest expense is 0.65%.



(14) Fees and expenses for this Portfolio are estimated for the year ending December 31, 2006.



(15) The management fee has been restated to reflect a new management fee schedule that became effective on January 1, 2006.



(a) Our affiliate, MetLife Advisers, LLC (the "adviser"), has contractually agreed, for the period May 1, 2006 through April 30, 2007, to waive fees or pay all expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) so as to limit Net Operating Expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) to 0.35%. This subsidy is subject to the Portfolio's obligation to repay the adviser in future years, if any, when the Portfolio's expenses for any Class fall below the expense limit for that Class which was in effect at the time of the subsidy. Such deferred expenses may be charged to the Portfolio in a subsequent year to the extent that the charge does not cause the expenses in such subsequent year to exceed the expense limit that was in effect at the time of the subsidy. The Portfolio is not obligated to repay such expenses more than five years after the end of the fiscal year in which the expenses were incurred.



(b) These portfolios are "fund of funds" portfolios that invest substantially all of their assets in other portfolios of the Metropolitan Series Fund, Inc. or the Met Investors Series Trust. Because these portfolios invest in other underlying portfolios, each of these portfolios also will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the investment management fee. The total expenses of the underlying portfolios (after any applicable fee waivers and expense reimbursements) as of December 31, 2005 are: 0.63% for the MetLife Conservative Allocation Portfolio; 0.65% for the MetLife Conservative to Moderate Allocation Portfolio; 0.69% for the MetLife Moderate Allocation Portfolio; 0.71% for the MetLife Moderate to Aggressive Allocation Portfolio; and 0.72% for the MetLife Aggressive Allocation Portfolio. The total annual operating expenses of the portfolios (before any applicable fee waivers and expense reimbursements), including the total operating expenses of the underlying portfolios (before any applicable fee waivers and reimbursements) as of December 31, 2005 are: 1.93% for the MetLife Conservative Allocation Portfolio, 1.31% for the MetLife Conservative to Moderate Allocation Portfolio; 1.23% for the MetLife Moderate Allocation Portfolio, 1.30% for the MetLife Moderate to Aggressive Allocation Portfolio, and 2.73% for the MetLife Aggressive Allocation Portfolio. Investors may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of the Portfolio. An investor who chooses to invest directly in the underlying portfolios would not, however, receive the asset allocation services provided by MetLife Advisers.

EXAMPLE



The example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. The example does not represent past or future expenses. Your actual expenses may be more or less than those shown.



The example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.



The example assumes you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. Your actual expenses will be less than those shown if you do not elect all of the available optional benefits. The GMAB and a GMWB rider cannot both be elected.



EXAMPLE -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and a Guaranteed Minimum Withdrawal Benefit (assuming the maximum charge of 1.00% applies in all Contract Years).



                                            IF CONTRACT IS SURRENDERED AT THE    IF CONTRACT IS NOT SURRENDERED OR
                                                   END OF PERIOD SHOWN:         ANNUITIZED AT THE END OF PERIOD SHOWN:
                                           -----------------------------------  --------------------------------------
FUNDING
OPTION                                     1 YEAR   3 YEARS  5 YEARS  10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS
--------                                   -------  -------  -------  --------   -----  -------  -------  -------
Underlying Fund with Maximum Total Annual
Operating Expenses.......................  $ 1,556  $ 3,015  $ 4,205  $  6,793   $ 756  $ 2,215  $ 3,605  $ 6,793
Underlying Fund with Minimum Total Annual
Operating Expenses.......................  $ 1,160  $ 1,890  $ 2,434  $  3,764   $ 360  $ 1,090  $ 1,834  $ 3,764


                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

See Appendices A and B.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------


Portfolio Architect Plus Annuity is a Contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access you Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments and any associated Purchase Payment Credits, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.


The Contract is not available to new purchasers.


The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.

                                                      MAXIMUM AGE BASED ON THE OLDER OF THE OWNER AND
   DEATH BENEFIT/OPTIONAL FEATURE                            ANNUITANT ON THE CONTRACT DATE
-------------------------------------                 ------------------------------------------------
Standard Death Benefit                                                       80
Annual Step Up Death Benefit                                                 79
Roll-Up Death Benefit                                                        75
Enhanced Stepped-Up Provision (E.S.P)                                        75

Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your tax adviser to determine if this Contract is appropriate for you.


CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9368.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Initial Purchase Payments plus the total of any subsequent Purchase Payments may total more than $1,000,000 only with our prior consent. We may restrict Purchase Payments into the Fixed Account whenever the current credited interest rate for the Fixed Account is equal to the minimum guaranteed rate specified in your Contract.

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

PURCHASE PAYMENT CREDITS


For contracts issued prior to April 1, 2004, between May 1, 2004 and May 31, 2004, or between September 1, 2004 and September 19, 2004, for each Purchase Payment you make, we will add a credit to your Contract Value whenever the greater age of the Contract Owner or Annuitant is 80 or less at the time the Purchase Payment is received. The credit will equal 4.5% of the Purchase Payment.



For contracts issued between April 1, 2004 and April 30, 2004, contracts issued between June 1, 2004 and August 31, 2004, and contracts issued from September 20, 2004 until the date we change or rescind the Purchase Payment Credit increase, for each Purchase Payment you make, we will add a credit to your Contract Value whenever the greater age of the Contract Owner or Annuitant is 80 or less at the time the Purchase Payment is received. This credit will equal 6.0% of the Purchase Payment.



We reserve the right to change or rescind this Purchase Payment Credit increase for contracts issued on or after March 31, 2006.


We will apply the Purchase Payment Credit to the funding options in the same ratio as the applicable Purchase Payment.

We will deduct the Purchase Payment Credit from any refunds made if:

      (a)   you return your Contract during the right to return period;

      (b) you (or the Annuitant, with no Contingent Annuitant surviving) die during the 12 months following the application of any Purchase Payment Credit; or

      (c) you surrender or terminate your Contract within 12 months after the application of any Purchase Payment Credit.

NOTE: We have applied to the SEC for permission to deduct the credit from refunds made under (b) or (c) for Purchase Payment Credits added to your Contract Value. Until the permission is granted, we will not deduct Purchase Payment Credits in such circumstances. The application for exemptive relief (File No. 812-13042) was filed on July 29, 2003.

If you return your Contract during the right to return period under (a), the amount we return to you will include any investment gains on the credit during the right to return period. However, if you have investment losses on the credit during the right to return period, we will recover the original amount of the credit. When we determine the amount of Purchase Payment Credits to deduct from any refund amount or death benefit under (b) or (c), we will not include a credit's investment gains or losses.

You should know that over time, particularly in a positive market, the costs associated with the Purchase Payment Credits may exceed the sum of the Purchase Payment Credits and related earnings. You should consider this possibility before purchasing the Contract.

Purchase Payment Credits may not be included in your Remaining Benefit Base under GMWB. Please refer to the description of GMWB for more information. Purchase Payment Credits are not included in your Base Calculation Amount under the GMAB. Please refer to the description of GMAB for more information.

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. Normally we calculate the value of an Accumulation Unit for each funding option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS


You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity contracts, variable life insurance policies, and in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.



We select the Underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or sub-adviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or sub-adviser is one of our affiliates or whether the Underlying Fund, its adviser, its sub-adviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative, marketing and other support services that would otherwise be provided by the Underlying Fund, the Underlying Fund's investment adviser, or its distributor. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. When we develop a variable product in cooperation with a fund family or distributor (e.g., a "private label" product), we will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from our selection criteria.



We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from owners. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund.



In certain circumstances, our ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. ("MetLife") and Legg Mason, Inc. ("Legg Mason") relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which we can remove an Underlying Fund, which, in some cases, may differ from our selection criteria. In addition, during the term of the agreement, subject to our fiduciary and other legal duties, we are generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. ("Citigroup") as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason.



If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for the purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund(s) may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.



You will find detailed information about the Underlying Funds and their inherent risks in the current prospectuses for the Underlying Funds. Since each Variable Funding Option has varying degrees of risk, please read the prospectuses carefully before investing. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9368 to request additional copies of the prospectuses.



ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC and Met Investors Advisory LLC) or sub-adviser of an Underlying Fund, or its affiliates, may compensate us and/or certain of our affiliates for administrative or other services relating to the Underlying Funds. The amount of this compensation is not deducted from Fund assets and does not decrease the Fund's investment return. The amount of the compensation is based on a percentage of assets of the Underlying Fund attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or sub-advisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%. Additionally, an investment adviser or sub-adviser of an Underlying Fund or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or sub-adviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.



We and/or certain of our affiliated insurance companies are joint members of our affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory LLC, which are organized as "limited liability companies." Our membership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Funds. We may benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee Table--Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for information on the management fees paid by the advisers to the sub-advisers.)



Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the Underlying Fund's prospectus. (See "Fee Table--Underlying Fund Fees and Expenses" and "Other Information--Distribution of Variable Annuity Contracts.") The payments are deducted from the assets of the Underlying Funds and are paid to our distributor, MLI Distribution LLC. These payments decrease the Funds' investment return.



The agreement described above between MetLife and Legg Mason also obligates Legg Mason affiliates to continue on their current terms certain arrangements under which we receive payments in connection with our provision of administrative, marketing or other support services to the Underlying Funds advised or sub-advised by Legg Mason affiliates.



We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series. (See "Other
Information--Distribution of Variable Annuity Contracts.")



Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment adviser and fees. You may obtain an Underlying Fund prospectus by calling 1-800-842-9368 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.


The current Underlying Funds are listed below, along with their investment advisers and any subadviser:


               FUNDING                                  INVESTMENT                               INVESTMENT
               OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
-------------------------------------     --------------------------------------      ---------------------------------
AMERICAN FUNDS INSURANCE SERIES
   American Funds Global Growth Fund      Seeks capital appreciation through          Capital Research and Management
     - Class 2                            stocks.                                     Company
   American Funds Growth Fund             Seeks capital appreciation through          Capital Research and Management
     - Class 2                            stocks.                                     Company
   American Funds Growth-Income Fund      Seeks both capital appreciation and         Capital Research and Management
     - Class 2                            income.                                     Company
DREYFUS VARIABLE INVESTMENT FUND
   Dreyfus Variable Investment Fund       Seeks long-term capital growth              The Dreyfus Corporation
     Appreciation Portfolio - Initial     consistent with the preservation of         Subadviser: Fayez Sarofim & Co.
     Shares                               capital, with growth of current income
                                          as a secondary objective.
   Dreyfus Variable Investment Fund       Seeks capital growth.                       The Dreyfus Corporation
     Developing Leaders Portfolio -
     Initial Shares
FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST
   Templeton Developing Markets           Seeks long-term capital appreciation.       Templeton Asset Management Ltd.
     Securities Fund - Class 2

   Templeton Foreign Securities Fund      Seeks long-term capital growth.             Templeton Investment Counsel, LLC
     - Class 2                                                                        Subadviser: Franklin Templeton
                                                                                      Investment Management Limited
JANUS ASPEN SERIES
   Global Life Sciences Portfolio -       Seeks long-term growth of capital.          Janus Capital Management LLC
     Service Shares+
   Global Technology Portfolio -          Seeks long-term capital growth.             Janus Capital Management LLC
     Service Shares
   Worldwide Growth Portfolio -           Seeks long-term growth of capital in a      Janus Capital Management LLC
     Service Shares+                      manner consistent with the preservation
                                          of capital.
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap            Seeks long-term capital appreciation.       Lazard Asset Management LLC
     Portfolio
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS I, INC.
   Legg Mason Partners Variable All       Seeks capital appreciation.                 Salomon Brothers Asset Management
     Cap Portfolio - Class I                                                          Inc
   Legg Mason Partners Variable           Seeks long-term growth of capital.          Salomon Brothers Asset Management
     Investors Portfolio                  Secondarily, seeks current income.          Inc

   Legg Mason Partners Variable Large     Seeks long-term growth of capital.          Salomon Brothers Asset Management
     Cap Growth Portfolio - Class I                                                   Inc
   Legg Mason Partners Variable Small     Seeks long-term growth of capital.          Salomon Brothers Asset Management
     Cap Growth Portfolio                                                             Inc
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS II
   Legg Mason Partners Variable           Seeks capital appreciation.                 Salomon Brothers Asset Management
     Aggressive Growth Portfolio -                                                    Inc
     Class I
   Legg Mason Partners Variable           Seeks to correspond to the price and        TIMCO Asset Management Inc.
     Equity Index Portfolio - Class II    yield performance of the S&P 500 Index.
   Legg Mason Partners Variable           Seeks income and long-term capital          Salomon Brothers Asset Management
     Growth and Income Portfolio -        growth.                                     Inc
     Class I
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS III, INC.
   Legg Mason Partners Variable           Seeks investment results that, before       Smith Barney Fund Management LLC
     Adjustable Rate Income Portfolio     expenses, provide high current income
                                          and to limit the degree of fluctuation
                                          of its net asset value resulting from
                                          movements in interest rates.
   Legg Mason Partners Variable           Seeks long term capital appreciation        Smith Barney Fund Management LLC
     Social Awareness Stock Portfolio     and retention of net investment income.
MET INVESTORS SERIES TRUST
   Batterymarch Mid-Cap Stock             Seeks growth of capital.                    Met Investors Advisory LLC
     Portfolio - Class A                                                              Subadviser: Batterymarch Financial
                                                                                      Management, Inc.
   Dreman Small-Cap Value Portfolio -     Seeks capital appreciation.                 Met Investors Advisory LLC
     Class A                                                                          Subadviser: Dreman Value
                                                                                      Management L.L.C.
   Federated High Yield Portfolio -       Seeks high current income.                  Met Investors Advisory LLC
     Class A                                                                          Subadviser: Federated Investment
                                                                                      Management Company
   Harris Oakmark International           Seeks long-term capital appreciation.       Met Investors Advisory LLC
     Portfolio - Class A                                                              Subadviser: Harris Associates L.P.
   Janus Capital Appreciation             Seeks capital appreciation.                 Met Investors Advisory LLC
     Portfolio - Class A                                                              Subadviser: Janus Capital
                                                                                      Management LLC
   Legg Mason Partners Managed Assets     Seeks high total return.                    Met Investors Advisory LLC
     Portfolio - Class A                                                              Subadviser: Legg Mason Capital
                                                                                      Management, Inc.

   Lord Abbett Bond Debenture             Seeks high current income and the           Met Investors Advisory LLC
     Portfolio - Class A                  opportunity for capital appreciation to     Subadviser: Lord, Abbett & Co. LLC
                                          produce a high total return.
   Lord Abbett Growth and Income          Seeks growth of capital and current         Met Investors Advisory LLC
     Portfolio - Class B                  income without excessive fluctuations       Subadviser: Lord, Abbett & Co. LLC
                                          in the market value.
   Lord Abbett Mid-Cap Value              Seeks capital appreciation through          Met Investors Advisory LLC
     Portfolio - Class B                  investments, primarily in equity            Subadviser: Lord, Abbett & Co. LLC
                                          securities which are believed to be
                                          undervalued in the marketplace.
   Mercury Large-Cap Core Portfolio -     Seeks long-term capital growth.             Met Investors Advisory LLC
     Class A                                                                          Subadviser: Merrill Lynch
                                                                                      Investment Managers, L.P.
   Met/AIM Capital Appreciation           Seeks capital appreciation.                 Met Investors Advisory LLC
     Portfolio - Class A                                                              Subadviser:  AIM Capital
                                                                                      Management, Inc.
   Met/AIM Small Cap Growth Portfolio     Seeks long-term growth of capital.          Met Investors Advisory LLC
     - Class A                                                                        Subadviser:  AIM Capital
                                                                                      Management, Inc.
   MFS(R) Value Portfolio - Class A       Seeks capital appreciation and              Met Investors Advisory LLC
                                          reasonable income.                          Subadviser: Massachusetts
                                                                                      Financial Services Company
   Neuberger Berman Real Estate           Seeks to provide total return through       Met Investors Advisory LLC
     Portfolio - Class A                  investment in real estate securities,       Subadviser: Neuberger Berman
                                          emphasizing both capital appreciation       Management, Inc.
                                          and current income.
   Pioneer Fund Portfolio - Class A       Seeks reasonable income and capital         Met Investors Advisory LLC
                                          growth.
                                                                                      Subadviser: Pioneer Investment
                                                                                      Management, Inc.
   Pioneer Mid-Cap Value Portfolio -      Seeks capital appreciation.                 Met Investors Advisory LLC
     Class A                                                                          Subadviser: Pioneer Investment
                                                                                      Management, Inc.
   Pioneer Strategic Income Portfolio     Seeks a high level of current income.       Met Investors Advisory LLC
     - Class A                                                                        Subadviser: Pioneer Investment
                                                                                      Management, Inc.
   Third Avenue Small Cap Value           Seeks long-term capital appreciation.       Met Investors Advisory LLC
     Portfolio - Class B                                                              Subadviser: Third Avenue
                                                                                      Management LLC
METROPOLITAN SERIES FUND, INC.
   BlackRock Aggressive Growth            Seeks maximum capital appreciation.         MetLife Advisers, LLC
     Portfolio - Class D                                                              Subadviser: BlackRock Advisors,
                                                                                      Inc.
   BlackRock Bond Income Portfolio -      Seeks competitive total return              MetLife Advisers, LLC
     Class A                              primarily from investing in                 Subadviser: BlackRock Advisors,
                                          fixed-income securities.                    Inc.
   BlackRock Money Market Portfolio -     Seeks a high level of current income        MetLife Advisers, LLC
     Class A                              consistent with preservation of capital.    Subadviser: BlackRock Advisors,
                                                                                      Inc.
   FI Large Cap Portfolio - Class A       Seeks long-term growth of capital.          MetLife Advisers, LLC
                                                                                      Subadviser: Fidelity Management &
                                                                                      Research Company
   FI Value Leaders Portfolio - Class     Seeks long-term growth of capital.          MetLife Advisers, LLC
     D                                                                                Subadviser: Fidelity Management &
                                                                                      Research Company
   MetLife Aggressive Allocation          Seeks growth of capital.                    MetLife Advisers, LLC
     Portfolio - Class B
   MetLife Conservative Allocation        Seeks a high level of current income,       MetLife Advisers, LLC
     Portfolio - Class B                  with growth of capital as a secondary
                                          objective.
   MetLife Conservative to Moderate       Seeks high total return in the form of      MetLife Advisers, LLC
     Allocation Portfolio - Class B       income and growth of capital, with a
                                          greater emphasis on income.

   MetLife Moderate Allocation            Seeks a balance between a high level of     MetLife Advisers, LLC
     Portfolio - Class B                  current income and growth of capital,
                                          with a greater emphasis on growth of
                                          capital.
   MetLife Moderate to Aggressive         Seeks growth of capital.                    MetLife Advisers, LLC
     Allocation Portfolio - Class B
   MFS Total Return Portfolio - Class     Seeks a favorable total return through      MetLife Advisers, LLC
     F                                    investment in a diversified portfolio.      Subadviser: Massachusetts
                                                                                      Financial Services Company
   Oppenheimer Global Equity              Seeks capital appreciation.                 MetLife Advisers, LLC
     Portfolio - Class B                                                              Subadviser: OppenheimerFunds, Inc.
   T.Rowe Price Large Cap Growth          Seeks long-term growth of capital and,      MetLife Advisers, LLC
     Portfolio - Class B+*                secondarily, dividend income.               Subadviser: T. Rowe Price
                                                                                      Associates Inc.
   Western Asset Management High          Seeks high current income.                  MetLife Advisers, LLC
     Yield Bond Portfolio - Class A                                                   Subadviser: Western Asset
                                                                                      Management Company
   Western Asset Management U.S.          Seeks to maximize total return              MetLife Advisers, LLC
     Government Portfolio - Class A       consistent with preservation of capital     Subadviser: Western Asset
                                          and maintenance of liquidity.               Management Company
PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio -                Seeks maximum total return, consistent      Pacific Investment Management
     Administrative Class                 with preservation of  capital and           Company LLC
                                          prudent investment management.
   Total Return Portfolio -               Seeks maximum total return, consistent      Pacific Investment Management
     Administrative Class                 with preservation of capital and            Company LLC
                                          prudent investment management.
PUTNAM VARIABLE TRUST
   Putnam VT International Equity         Seeks capital appreciation.                 Putnam Investment Management, LLC
     Fund - Class IB+
   Putnam VT Small Cap Value Fund -       Seeks capital appreciation.                 Putnam Investment Management, LLC
     Class IB
VAN KAMPEN LIFE INVESTMENT TRUST
   Comstock Portfolio Class II            Seeks capital growth and income through     Van Kampen Asset Management
                                          investments in equity securities,
                                          including common stocks, preferred
                                          stocks and securities convertible into
                                          common and preferred stocks.
   Enterprise Portfolio Class II+         Seeks capital appreciation through          Van Kampen Asset Management
                                          investments in securities
                                          believed by the portfolio's investment
                                          adviser to have above-average
                                          potential for capital appreciation.
VARIABLE INSURANCE PRODUCTS FUND
   VIP Contrafund(R) Portfolio -          Seeks long-term capital appreciation.       Fidelity Management & Research
     Service Class 2                                                                  Company
   VIP Dynamic Capital Appreciation       Seeks capital appreciation.                 Fidelity Management & Research
     Portfolio - Service Class 2+                                                     Company
   VIP Mid Cap Portfolio - Service        Seeks long-term growth of capital.          Fidelity Management & Research
     Class 2                                                                          Company


--------------


+     Closed to new investors.



* This closed Variable Funding Option has been subject to a merger, substitution or name change. Please see the tables below for more information.

ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS:



UNDERLYING FUND NAME CHANGES



                  FORMER NAME                                                           NEW NAME
---------------------------------------------------                ----------------------------------------------------------
GREENWICH STREET SERIES FUND                                       LEGG MASON PARTNERS VARIABLE PORTFOLIOS II
   Equity Index Portfolio                                             Legg Mason Partners Variable Equity Index Portfolio
   Salomon Brothers Variable Aggressive Growth Fund                   Legg Mason Partners Variable Aggressive Growth Portfolio
  Salomon Brothers Variable Growth & Income Fund                      Legg Mason Partners Variable Growth and Income Portfolio
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.                        LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.
    All Cap Fund                                                      Legg Mason Partners Variable All Cap Portfolio
    Investors Fund                                                    Legg Mason Partners Variable Investors Portfolio
    Large Cap Growth Fund                                             Legg Mason Partners Variable Large Cap Growth Portfolio
    Small Cap Growth Fund                                             Legg Mason Partners Variable Small Cap Growth Portfolio
TRAVELERS SERIES FUND, INC.                                        LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.
   SB Adjustable Rate Income Portfolio                                Legg Mason Partners Variable Adjustable Rate Income
   Social Awareness Stock Portfolio                                     Portfolio
                                                                      Legg Mason Partners Variable Social Awareness Stock
                                                                        Portfolio



UNDERLYING FUND MERGERS/REORGANIZATIONS



The former Underlying Funds were merged with or reorganized into the new Underlying Funds.



                    FORMER UNDERLYING FUND                                             NEW UNDERLYING FUND
-------------------------------------------------------------      --------------------------------------------------------
                                                                   MET INVESTORS SERIES TRUST
    Capital Appreciation Fund                                         Janus Capital Appreciation Portfolio
    High Yield Bond Trust                                          METROPOLITAN SERIES FUND, INC.
    Managed Assets Trust                                              Western Asset Management High Yield Bond Portfolio
    Money Market Portfolio                                            Legg Mason Partners Managed Assets Portfolio
THE TRAVELERS SERIES TRUST                                            Black Rock Money Market Portfolio
    AIM Capital Appreciation Portfolio                             MET INVESTORS SERIES TRUST
    Convertible Securities Portfolio                                  Met/AIM Capital Appreciation Portfolio
    Disciplined Mid Cap Stock                                         Lord Abbett Bond Debenture Portfolio
    Federated High Yield Portfolio                                    Batterymarch Mid-Cap Stock Portfolio
    Federated Stock Portfolio                                         Federated High Yield Portfolio
    Mercury Large-Cap Core Portfolio                                  Lord Abbett Growth and Income Portfolio
    MFS Value Portfolio                                               Mercury Large-Cap Core Portfolio
    Mondrian International Stock Portfolio                            MFS Value Portfolio
    Pioneer Fund Portfolio                                            Harris Oakmark International Portfolio
    Pioneer Mid Cap Value Portfolio                                   Pioneer Fund Portfolio
    Pioneer Strategic Income Portfolio                                Pioneer Mid Cap Value Portfolio
    Style Focus Series: Small Cap Growth Portfolio                    Pioneer Strategic Income Portfolio
    Style Focus Series: Small Cap Value Portfolio                     Met/AIM Cap Growth Portfolio
THE TRAVELERS SERIES TRUST                                            Dreman Small-Cap Value Portfolio
    Equity Income Portfolio                                        METROPOLITAN SERIES FUND, INC.
    Large Cap Portfolio                                               FI Value Leaders Portfolio
    MFS Mid Cap Growth Portfolio                                      FI Large Cap Portfolio
    Strategic Equity Portfolio                                        BlackRock Aggressive Growth Portfolio
    MFS Total Return Portfolio                                        FI Large Cap Portfolio
    Travelers Quality Bond Portfolio                                  MFS Total Return Portfolio
    U.S. Government Securities Portfolio                              BlackRock Bond Income Portfolio
    Managed Allocation Series: Aggressive Portfolio                   Western Asset Management U.S. Government Portfolio
    Managed Allocation Series: Moderate-Aggressive Portfolio          MetLife Aggressive Allocation Portfolio
    Managed Allocation Series: Moderate Portfolio                     MetLife Moderate to Aggressive Allocation Portfolio
    Managed Allocation Series: Moderate-Conservative                  MetLife Moderate Allocation Portfolio
     Portfolio
    Managed Allocation Series: Conservative Portfolio                 MetLife Conservative to Moderate Allocation Portfolio
                                                                      MetLife Conservative Allocation Portfolio



UNDERLYING FUND SUBSTITUTIONS



The following new Underlying Funds were substituted for the former Underlying Funds.

              FORMER UNDERLYING FUND                                           NEW UNDERLYING FUND
----------------------------------------------------               -------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.               METROPOLITAN SERIES FUND, INC.
    AllianceBernstein Large Cap Growth Portfolio                      T. Rowe Price Large Cap Growth Portfolio
DELAWARE VIP TRUST                                                 MET INVESTORS SERIES TRUST
   Delaware VIP REIT Series                                           Neuberger Berman Real Estate Portfolio
FAM VARIABLE SERIES FUNDS, INC.                                    METROPOLITAN SERIES FUND, INC.
    Mercury Global Allocation V.I. Fund                               Oppenheimer Global Equity Portfolio
FAM VARIABLE SERIES FUNDS, INC.                                    MET INVESTORS SERIES TRUST
   Mercury Value Opportunities V.I. Fund                              Third Avenue Small Cap Value Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST               MET INVESTORS SERIES TRUST
    Mutual Shares Securities Fund                                     Lord Abbett Growth and Income Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST               METROPOLITAN SERIES FUND, INC.
    Templeton Growth Securities Fund                                  Oppenheimer Global Equity Portfolio
JANUS ASPEN SERIES                                                 METROPOLITAN SERIES FUND, INC.
    Balanced Portfolio                                                MFS Total Return Portfolio
LORD ABBETT SERIES FUND, INC.                                      MET INVESTORS SERIES TRUST
     Growth and Income Portfolio                                       Lord Abbett Growth and Income Portfolio
     Mid-Cap Value Portfolio                                           Lord Abbett Mid-Cap Value Portfolio
OPPENHEIMER VARIABLE ACCOUNT FUNDS                                 MET INVESTORS SERIES TRUST
    Oppenheimer Main Street Fund/VA                                   Lord Abbett Growth and Income Portfolio


                                  FIXED ACCOUNT

We may offer our Fixed Account as a funding option. Please refer to your Contract and Appendix C for more information.

                             CHARGES AND DEDUCTIONS

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

      - the ability for you to make withdrawals and surrenders under the Contracts

      - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

      - the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs)

      - administration of the annuity options available under the Contracts and

      -     the distribution of various reports to Contract Owners

Costs and expenses we incur include:

      - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

      - sales and marketing expenses including commission payments to your sales agent and

      -     other costs of doing business

Risks we assume include:

      - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

      - that the amount of the death benefit will be greater than the Contract Value and

      - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which Purchase Payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments and any associated Purchase Payment Credits are withdrawn before they have been in the Contract for nine years. We will assess the charge as a percentage of the Purchase Payment and any associated Purchase Payment Credits withdrawn as follows:

     YEARS SINCE PURCHASE PAYMENT MADE
------------------------------------------       WITHDRAWAL CHARGE
GREATER THAN OR EQUAL TO     BUT LESS THAN       -----------------
         0 years                3 years                 8%
         3 years                4 years                 7%
         4 years                5 years                 6%
         5 years                6 years                 5%
         6 years                7 years                 4%
         7 years                8 years                 3%
         8 years                9 years                 2%
         9 years+                                       0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

      (a) any Purchase Payment and any associated Purchase Payment Credits to which no withdrawal charge applies, then

      (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

      (c) any remaining Purchase Payment and any associated Purchase Payment Credits to which a withdrawal charge applies (on a first-in, first-out basis), then

      (d)   any Contract earnings

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments and associated credits are distributed:

      - due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving) or

      -     under the Managed Distribution Program or

      - under the Nursing Home Confinement provision (as described in Appendix D)

FREE WITHDRAWAL ALLOWANCE

Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually. We calculate the available withdrawal amount as of the end of the previous Contract Year. If you have Purchase Payments and any associated Purchase Payment Credits that are no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance, or (b) the total amount of Purchase Payments, and any associated Purchase Payment Credits, no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments and any associated Purchase Payment Credits no longer subject to a withdrawal charge. The free withdrawal provision applies to all withdrawals except those transferred directly to annuity contracts issued by other financial institutions. The free withdrawal allowance is not cumulative from year to year.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES


There are two administrative charges: the $40 annual Contract administrative charge and the administrative expense charge. We will deduct the annual Contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract. We will prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a Contract administrative charge from the Fixed Account or:


      (1)   from the distribution of death proceeds;

      (2)   after an annuity payout has begun; or

      (3) if the Contract Value on the date of assessment equals or is greater than $100,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, a maximum of 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Standard Death Benefit, the M&E charge equals 1.40% annually. If you choose the Annual Step-Up Death Benefit, the M&E charge is 1.55% annually. If you choose the Roll-Up Death Benefit, the M&E charge is 1.75% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 8% of the amounts withdrawn. This charge is not assessed during the accumulation phase. We will assess the charge as a percentage of the total benefit received as follows:

   YEARS SINCE INITIAL PURCHASE PAYMENT
------------------------------------------       WITHDRAWAL CHARGE
GREATER THAN OR EQUAL TO     BUT LESS THAN       -----------------
         0 years                3 years                 8%
         3 years                4 years                 7%
         4 years                5 years                 6%
         5 years                6 years                 5%

   YEARS SINCE INITIAL PURCHASE PAYMENT
------------------------------------------       WITHDRAWAL CHARGE
GREATER THAN OR EQUAL TO     BUT LESS THAN       -----------------
         6 years                7 years                 4%
         7 years                8 years                 3%
         8 years                9 years                 2%
         9 years+                                       0%

(Please refer to "Payment Options" for a description of this benefit.)

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 0.20% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both under age 76 on the Contract Date.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE


If you elect to add a GMWB rider to your Contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.


GUARANTEED MINIMUM ACCUMULATION BENEFIT CHARGE

If the GMAB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 0.50% of the amounts held in each funding option.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX


Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING


Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).



We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., the Western Asset Management High Yield Bond Portfolio, American Funds Growth Fund, Oppenheimer Global Equity Portfolio, Third Avenue Small Cap Value Portfolio, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Templeton Growth Fund, Inc., Janus Aspen Series Global Technology Portfolio, Janus Aspen Series Worldwide Growth Portfolio, Lazard Retirment Small Cap Portfolio, Putnam VT International Equity Fund, Putnam VT Small Cap Value Fund, Legg Mason Partners Variable Small Cap Growth Portfolio, Lord Abbett Bond Debenture Portfolio, Federated High Yield Portfolio, Harris Oakmark Focused Value Portfolio, Met/AIM Small Cap Growth Portfolio, Dreman Small-Cap Value Portfolio and Pioneer Strategic Income Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.



We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.



Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:



- reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or



- reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Owner.



Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.



The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.



The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract Owners and other persons with interests in the Contracts should be aware that we currently may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, under rules recently adopted by the Securities and Exchange Commission, effective October 16, 2006 we will be required to (1) enter into a written agreement with each Underlying Fund or its principal underwriter that will obligate us to provide to the Underlying Fund promptly upon request, certain information about trading activity of individual Contract Owners, and (2) execute instructions from the Underlying Funds to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the Contracts should be aware that some Underlying Funds may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds.



In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.



DOLLAR COST AVERAGING


Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under a 6 Month, 12 Month or 24 Month program. The programs may have different credited interest rates. We must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. Under each program, the interest will accrue only on the remaining amounts in the Special DCA Program. For example, under the 12 Month program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-program funds.

You may only have one DCA Program or Special DCA Program in place at one time.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA Program.

                              ACCESS TO YOUR MONEY

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See

Federal Tax Considerations.) These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

                              OWNERSHIP PROVISIONS

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership or make additional Purchase Payments.

Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:

-     the death benefit will not be payable upon the Annuitant's death

-     the Contingent Annuitant becomes the Annuitant

-     all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. At purchase, you elect the Standard Death Benefit, the Step-Up Benefit (also referred to as the "Annual Step-Up") or the Roll-Up Benefit. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance ("Death Report Date").

Three different types of death benefits are available under the Contract prior to the Maturity Date:

      -     Standard Death Benefit

      -     Annual Step-Up Death Benefit

      -     Roll-Up Death Benefit

The Annual Step-Up and Roll-Up Death Benefits may not be available in all jurisdictions. There are age restrictions on certain death benefits (see The Annuity Contract section).

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

STANDARD DEATH BENEFIT: We will pay the beneficiary an amount equal to the greater of (1) or (2) below, each reduced by any applicable premium tax not previously deducted:

      (1)   your Contract Value on the Death Report Date, or

      (2)   your Adjusted Purchase Payment, described below*

ANNUAL STEP-UP DEATH BENEFIT

We will pay the beneficiary an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax not previously deducted:

      (1)   your Contract Value on the Death Report Date,

      (2)   your Adjusted Purchase Payment described below or*

      (3)   the Step-Up Value, if any, as described below

ROLL-UP DEATH BENEFIT

If the Annuitant dies before age 80, the death             -  the Contract Value on the Death Report Date;
benefit will be the greatest of:
                                                           -  your Adjusted Purchase Payment, described below*;
                                                           -  the Step-Up Value, if any, described below, or
                                                           -  the Roll-Up Death Benefit Value, described below

If the Annuitant dies on or after age 80, the death        -  the Contract Value on the Death Report Date;
benefit will be the greatest of:

                                                           -  your Adjusted Purchase Payment, described below*;
                                                           -  the Step-Up Value, if any, as described below, or
                                                           -  the Roll-Up Death Benefit Value, described below, on
                                                              the Annuitant's 80th birthday, plus any additional
                                                              Purchase Payments and minus any partial surrender
                                                              reductions (as described below) that occur after the
                                                              Annuitant's 80th birthday

* If you have elected a GMWB Rider (Principal Guarantee) your adjusted Purchase Payment will NOT be calculated as described below but will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date you purchase the rider.

ADJUSTED PURCHASE PAYMENT. The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever an additional Purchase Payment is made, the Adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a Partial Surrender Reduction, described below. Purchase Payment Credits are not considered Purchase Payments for the purposes of this calculation.

STEP-UP VALUE. The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary less any Purchase Payment Credits applied within the last 12 months. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value less any Purchase Payment Credits applied within 12 months is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value less any Purchase Payment Credits applied within the last 12 months. If the Step-Up Value is greater than the Contract Value less any Purchase Payment Credits applied within the last 12 months, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of the Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a Partial Surrender Reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or withdrawals as described below.

ROLL-UP DEATH BENEFIT VALUE. On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. Purchase Payment Credits are not considered Purchase Payments. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal a) plus b) minus c), increased by 5%, where:

      a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

      b) is any Purchase Payment made during the previous Contract Year

      c) is any Partial Surrender Reduction (as described below) during the previous Contract Year.

On dates other than the Contract Date anniversary, the Roll-Up Death Benefit Value will equal a) plus b) minus c) where:

      a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

      b) is any Purchase Payment made since the previous Contract Date anniversary

      c) is any Partial Surrender Reduction (as described below) since the previous Contract Date anniversary

The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all partial surrender reductions** (as described below).

** Your Roll-Up Death Benefit will be subjected to the partial surrender reduction below even if you have elected the GMWB Rider (Principal Guarantee).

PARTIAL SURRENDER REDUCTIONS.


ADJUSTED PURCHASE PAYMENT: The Partial Surrender Reduction equals (1) the Adjusted Purchase Payment in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender less any Purchase Payment Credits applied within 12 months of the withdrawal.


For example, assume your current Contract Value is $55,000. If your current Adjusted Purchase Payment is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Adjusted Purchase Payment as follows:


      $50,000 x ($10,000/$55,000) = $9,090



Your new adjusted Purchase Payment would be $50,000-$9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current adjusted Purchase Payment is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the adjusted Purchase Payment as follows:


      $50,000 x ($10,000/$30,000) = $16,666



Your new adjusted Purchase Payment would be $50,000-$16,666, or $33,334.


STEP-UP AND ROLL-UP VALUE: The Partial Surrender Reduction equals (1) the death benefit value (Standard, Step-Up or Roll-Up Value) in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender less any Purchase Payment Credits applied within 12 months of the surrender.

For example, assume your current Contract Value is $55,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:


      $50,000 x ($10,000/$55,000) = $9,090



Your new Step-Up Value would be $50,000-$9,090, or $40,910.


The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:


      $50,000 x ($10,000/$30,000) = $16,666



Your new Step-Up Value would be $50,000-$16,666, or $33,334.


ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are received both after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT IS EQUAL TO THE CONTRACT VALUE AS OF THE RIDER EFFECTIVE DATE. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:


      $50,000 x ($10,000/$55,000) = $9,090

You new modified Purchase Payment would be $50,000 -- $9,090 = $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:


      $50,000 x ($10,000/$30,000) = $16,666


Your new modified Purchase Payment would be $50,000 -- $16,666 = $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                            NON-QUALIFIED CONTRACTS

    BEFORE THE MATURITY DATE,              THE COMPANY WILL                                                        MANDATORY
     UPON THE DEATH OF THE               PAY THE PROCEEDS TO:       UNLESS. . .                               PAYOUT RULES APPLY*
--------------------------------       ------------------------     ------------------------------------      -------------------
OWNER (WHO IS NOT THE ANNUITANT)       The beneficiary (ies),       Unless the beneficiary elects to          Yes
(WITH NO JOINT OWNER)                  or if none, to the           continue the Contract rather than
                                       Contract Owner's estate.     receive the distribution.

OWNER (WHO IS THE ANNUITANT)           The beneficiary (ies),       Unless the beneficiary elects to          Yes
(WITH NO JOINT OWNER)                  or if none, to the           continue the Contract rather than
                                       Contract Owner's estate.     receive the distribution.

NON-SPOUSAL JOINT OWNER (WHO IS        The surviving joint                                                    Yes
NOT THE ANNUITANT)                     owner.

NON-SPOUSAL JOINT OWNER (WHO IS        The beneficiary (ies),       Unless the beneficiary elects to          Yes
THE ANNUITANT)                         or, if none, to the          continue the Contract rather than
                                       surviving joint owner.       receive a distribution.

SPOUSAL JOINT OWNER (WHO IS NOT        The surviving joint          Unless the spouse elects to continue      Yes
THE ANNUITANT)                         owner.                       the Contract.

SPOUSAL JOINT OWNER (WHO IS THE        The beneficiary (ies),       Unless the spouse elects to continue      Yes
ANNUITANT)                             or, if none, to the          the Contract.
                                       surviving joint owner.
                                                                    A spouse who is not the beneficiary
                                                                    may decline to receive the proceeds
                                                                    or to continue the Contract and
                                                                    instruct the Company to pay the
                                                                    beneficiary.

ANNUITANT (WHO IS NOT THE              The beneficiary (ies),       Unless the beneficiary elects to          Yes
CONTRACT OWNER)                        or if none, to the           continue the Contract rather than
                                       Contract Owner.              receive the distribution.

                                                                    But, if there is a Contingent
                                                                    Annuitant, then the Contingent
                                                                    Annuitant becomes the Annuitant
                                                                    and the Contract continues in
                                                                    effect (generally using the
                                                                    original Maturity Date). The
                                                                    proceeds will then be paid upon
                                                                    the death of the Contingent Annuitant
                                                                    or owner.

    BEFORE THE MATURITY DATE,              THE COMPANY WILL                                MANDATORY
      UPON THE DEATH OF THE              PAY THE PROCEEDS TO:       UNLESS. . .       PAYOUT RULES APPLY*
------------------------------         ------------------------     -----------       -------------------
ANNUITANT (WHO IS THE CONTRACT         See death of "owner who                        Yes
OWNER)                                 is the Annuitant" above.

ANNUITANT (WHERE OWNER IS A            The beneficiary (ies),                         Yes (Death of
NON-NATURAL ENTITY/TRUST)              or if none, to the                             Annuitant is
                                       owner.                                         treated as death
                                                                                      of the owner in
                                                                                      these
                                                                                      circumstances.)

CONTINGENT ANNUITANT (ASSUMING         No death proceeds are                          N/A
ANNUITANT IS STILL ALIVE)              payable; Contract
                                       continues.

BENEFICIARY                            No death proceeds are                          N/A
                                       payable; Contract
                                       continues.

CONTINGENT BENEFICIARY                 No death proceeds are                          N/A
                                       payable; Contract
                                       continues.

                               QUALIFIED CONTRACTS

    BEFORE THE MATURITY DATE,              THE COMPANY WILL                                                   MANDATORY
      UPON THE DEATH OF THE              PAY THE PROCEEDS TO:                   UNLESS. . .              PAYOUT RULES APPLY*
------------------------------         ------------------------     ---------------------------------    -------------------
OWNER / ANNUITANT                      The beneficiary (ies),       Unless the beneficiary elects to     Yes
                                       or if none, to the           continue the Contract rather than
                                       Contract Owner's estate.     receive a distribution.

BENEFICIARY                            No death proceeds are                                             N/A
                                       payable; Contract
                                       continues.

CONTINGENT BENEFICIARY                 No death proceeds are                                             N/A
                                       payable; Contract
                                       continues.

--------------
* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. Spousal beneficiaries must choose to continue the Contract as allowed under the spousal contract continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have already begun at the death of the Annuitant, the 5 year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (NON-QUALIFIED CONTRACTS ONLY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted

Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments and any associated credits made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

      -     transfer ownership

      -     take a loan

      -     make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

      - as a variable or fixed annuity for life or a period that does not exceed the beneficiary's life expectancy, or

      - under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                                 LIVING BENEFITS

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")


For an additional charge, you may elect an optional rider for your Contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your Contract each year.


AVAILABILITY AND ELIGIBILITY We offer different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This prospectus offers three different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. The three GMWB riders described in this prospectus are called "GMWB I", "GMWB II", and "GMWB III". The availability of each rider is shown below.

                             AVAILABLE GMWB RIDERS

NAME OF RIDER:                           GMWB I                          GMWB II                          GMWB III
--------------              -------------------------------   -----------------------------   -------------------------------
ALSO CALLED:                           Principal                        Principal                        Principal
                                       Guarantee                        Guarantee                     Guarantee Value

AVAILABILITY:                Not available for purchase on     Available on or after March    Available on or after March 21,
                            or after March 21, 2005, unless    21, 2005 if approved in your    2005 if approved in your state
                            GMWB II is not approved in your               state
                                         state

You may elect a GMWB rider only at the time of your initial purchase of the Contract. You may not elect a GMWB rider if you have also elected the GMAB rider offered under this Contract. You may not elect a GMWB rider if you have a loan outstanding, and you may not take out a loan once you have elected a GMWB rider.


REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment if you elect GMWB when you purchase your Contract. Your initial RBB does not include Purchase Payment Credits. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.

ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:

                                                                            GMWB I              GMWB II           GMWB III
                                                                          ----------          ----------         ---------
If you make your first withdrawal BEFORE the 3rd anniversary after         5% of RBB           5% of RBB         5% of RBB
you purchase GMWB:

If you make your first withdrawal AFTER the 3rd anniversary after         10% of RBB          10% of RBB         5% of RBB
you purchase GMWB:

ADDITIONAL PREMIUM Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment, not including any Purchase Payment Credits. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.

We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.

WITHDRAWALS When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II OR GMWB III:

   - To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal, minus any Purchase Payment Credits applied within 12 months of the withdrawal.

   - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I:

   - To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal, minus any Purchase Payment Credits applied within 12 months of the withdrawal.

   - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

We will waive any surrender charge on amounts that you withdraw up to your AWB, or on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.

WITHDRAWAL EXAMPLES The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

                   WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III

                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
                      ---------------------------------------------------    ------------------------------------------------------
                      CONTRACT                                               CONTRACT
                        VALUE             RBB                AWB (5%)          VALUE             RBB               AWB (5%)
                      --------     ------------------    ----------------    --------     -----------------    --------------------
VALUES AS OF

INITIAL GMWB          $106,000          $100,000              $5,000         $106,000          $100,000             $5,000
PURCHASE

IMMEDIATELY PRIOR     $121,900          $100,000              $5,000         $ 90,100          $100,000             $5,000
TO WITHDRAWAL

PARTIAL WITHDRAWAL       N/A            (100,000           (5,000 X (1-         N/A            (100,000             (5,000
REDUCTION                          X 10,000/121,900)=    90,000/100,000)=                 X 10,000/90,100)=    X(1-88,901/100,000)=
                                         8,203                   500                           $ 11,099             $  555

GREATER OF PWR OR                       $ 10,000                                               $ 11,099
THE DOLLAR AMOUNT
OF THE WITHDRAWAL                    (10,000>8,203)                                        (11,099>10,000)

CHANGE IN VALUE       $ 10,000          $ 10,000              $  500         $ 10,000          $ 11,099             $  555
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)

VALUE IMMEDIATELY     $111,900          $ 90,000              $4,500         $ 80,100          $ 88,901             $4,445
AFTER WITHDRAWAL

                          WITHDRAWAL EXAMPLE FOR GMWB I

                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
                      ---------------------------------------------------    ------------------------------------------------------
                      CONTRACT                                               CONTRACT
                        VALUE             RBB                AWB (5%)          VALUE             RBB               AWB (5%)
                      --------     ------------------    ----------------    --------     -----------------    --------------------
VALUES AS OF

INITIAL GMWB          $106,000          $100,000              $5,000         $106,000          $100,000              $5,000
PURCHASE

IMMEDIATELY PRIOR     $121,900          $100,000              $5,000         $ 90,100          $100,000              $5,000
TO WITHDRAWAL

IMMEDIATELY AFTER     $111,900            91,797              $4,590         $ 80,100          $ 88,901              $4,445
WITHDRAWAL

                                      [100,000 --           [5,000 --                        [100,000 --            [5,000 X
                                       (100,000 X           (5,000 X                         (100,000 X         (88,901/100,000)]
                                    10,000/121,900)]     91,797/100,000)]                  10,000/90,100)]

CHANGE IN VALUE       $ 10,000          $  8,203              $  410         $ 10,000          $ 11,099              $  555
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)

TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY) If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:
                                       52

  - Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

              -     a qualified retirement plan (Code Section 401),

              -     a tax-sheltered annuity (Code Section 403(b)),

              -     an individual retirement account (Code Sections 408(a)),

              -     an individual retirement annuity (Code Section 408(b)), or

              -     a qualified deferred compensation plan (Code Section 457).

        Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

  - Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

  - Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or


  - Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004-9, Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).


You are subject to the following limitations if you if you are taking distributions under a Tax-Qualified Distribution Program:


  - YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select the frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age
         70 1/2 before the first GMWB anniversary.

         You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two contract years after which time you can choose an alternate mode of distribution.

   - ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

RESET (GMWB I AND GMWB II ONLY) If you select GMWB I or GMWB II, you may choose to reset your RBB at any time on or after the 5th anniversary of your GMWB purchase. Your new RBB is reset to equal your current Contract Value, minus any Purchase Payment Credits received 12 months before the date you reset. You may reset your RBB again every 5 years after the most recent reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on the anniversary of your GMWB purchase.

Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.

Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.

INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)


We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so we will provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.


If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.

GMWB CHARGE The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted daily from amounts held in each Variable

Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. In such case the charge will never exceed 1.00%.

                            GMWB I       GMWB II      GMWB III
                            ------       -------      --------
Current Annual Charge        0.40%        0.50%        0.25%

Maximum Annual Charge        1.00%        1.00%         N/A
After a Reset

MAXIMUM RBB Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.

Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.

TERMINATION Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5th anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.

OTHER INFORMATION ABOUT GMWB If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

      - The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.

      - The total annual payment amount will equal the AWB and will never exceed your RBB, and

      - We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

COMPARISON OF IMPORTANT DIFFERENCES BETWEEN GMWB I, II, AND III

The following chart may help you decide which version of GMWB is best for you.

                                       GMWB I                          GMWB II                         GMWB III
------------------------   ------------------------------   ------------------------------            ---------
AWB                         5% of RBB if first withdrawal   5% of RBB if first withdrawal             5% of RBB
                               before 3rd anniversary           before 3rd anniversary
                           10% of RBB if first withdrawal        10% of RBB if first
                                after 3rd anniversary            withdrawal after 3rd
                                                                     anniversary

ANNUAL CHARGE                           0.40%                           0.50%                           0.25%

RESET                                    Yes                             Yes                              No

CAN I CANCEL MY GMWB?                    No                       Yes, after the 5th              Yes, after the 5th
                                                             anniversary of GMWB purchase    anniversary of GMWB purchase

INVESTMENT RESTRICTIONS                  No                              Yes                             Yes

WAIVER OF RECALCULATION                  No                              Yes                             Yes
OF AWB FOR DISTRIBUTIONS
FROM TAX-QUALIFIED PLANS

GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB")

We offer a Guaranteed Minimum Accumulation Benefit rider ("GMAB Rider") for an additional charge. The GMAB Rider guarantees that your Contract Value will not be less than a minimum amount at the end of a specified number of years. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount. If you elect the GMAB Rider, we require that you allocate your Contract Value according to certain limitations and restrictions, and agree to periodic rebalancing of your Contract Value.

Currently, the GMAB Rider may only be elected at the time that you purchase your Contract. We may make the GMAB Rider available to Contracts after their effective date at a later date subject to certain additional terms and restrictions. You may not elect the GMAB Rider if you have also elected the GMWB Rider offered under the Contract.

BENEFIT DESCRIPTION & KEY TERMS

If you elect the GMAB Rider, we guarantee that if your Contract Value is less than your Benefit Base (defined below) on the Rider Maturity Date (defined below), we will apply additional amounts to your Contract to increase your Contract Value so that it is equal to the Benefit Base. Any additional amounts that we apply to your Contract to increase the Contract Value to equal the Benefit Base will be allocated to the money market Subaccount on the Rider Maturity Date. Any such additional amounts will be treated as earnings under your Contract, and will not be subject to a withdrawal charge once they are applied to your Contract.

If your Contract Value is equal to or greater than the Benefit Base on the Rider Maturity Date, the GMAB Rider will terminate and no additional amounts will be applied to your Contract.

Benefit Base: The Benefit Base is equal to the Base Calculation Amount on the Rider Maturity Date and represents the minimum Contract Value that we guarantee on such date. We do not guarantee the Benefit Base on any day other than the Rider Maturity Date. The Benefit Base will not be available for withdrawal nor will it be used to calculate any benefits under the Contract prior to the Rider Maturity Date. The Benefit Base can never be less than zero.

Base Calculation Amount: We calculate the Base Calculation Amount to determine the Benefit Base. On the Rider Effective Date, the Base Calculation Amount is equal to your initial Purchase Payment. The Base Calculation Amount will not include any credits we applied to your Purchase Payment. Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to limit the Base Calculation Amount applicable to your GMAB Rider. We may impose a maximum Base Calculation Amount (and thereby, a maximum Benefit Base) in the future for Contract Owners who elect the GMAB Rider, but the maximum Base Calculation Amount will never be less than the Base Calculation Amount to which we have previously consented. We reserve the right to restrict increases in your maximum Base Calculation Amount based on subsequent Purchase Payments if such Purchase Payments would cause you Base Calculation Amount to be greater than our maximum Base Calculation Amount. We will not limit or impose a maximum Base Calculation Amount if your aggregate Purchase Payments are under $1 million. If you purchase more than one contract issued by the Company in the same calendar year and elect the GMAB Rider on each contract, the $1,000,000 Benefit Base maximum may be applied to the aggregate Benefit Base for all contracts. State variations may apply.

The Base Calculation Amount will not be used to calculate any benefits under the Contract, other than the GMAB Rider Liquidity Option described below. The Base Calculation Amount can never be less than zero. The Base Calculation Amount may change between the Rider Effective Date and Rider Maturity Date if you make additional Purchase Payments or request withdrawals from your Contract.


      If you make an additional Purchase Payment(s) within 12 months after the Rider Effective Date, we will increase the Base Calculation Amount by the amount of the Purchase Payment. The Base Calculation Amount will not include any credits we applied to any additional Purchase Payments you make. If you make an additional Purchase Payment(s) more than 12 months after the Rider Effective Date, we will not increase the Base Calculation Amount; however your Contract Value will increase, reflecting the amount of the Purchase Payment. Therefore, Purchase payments made more than 12 months after the Rider Effective Date may have a significant impact on whether a benefit is due under the GMAB Rider. Even if Purchase Payments made prior to and during the 12-month period after the Rider Effective Date lose significant value, if on the Rider Maturity Date the Contract Value, which includes all Purchase Payments, is equal to or greater than the Benefit Base, which includes only the Purchase Payments prior to or during that 12-month period, then no benefit is due. You should consider this prior to making an additional Purchase Payment more than 12 months after the Rider Effective Date. The GMAB Rider may not be appropriate for you if you anticipate making Purchase Payments after the 12-month period.

      - If you request a partial withdrawal, we will decrease the Base Calculation Amount in effect as of the date of the request by the actual dollar amount of the withdrawal or the Partial Withdrawal Reduction amount, whichever is greater. The Partial Withdrawal Reduction amount is equal to the Base Calculation Amount in effect immediately prior to the reduction for the partial withdrawal multiplied by the actual amount of the partial withdrawal divided by the Contract Value immediately prior to the partial withdrawal, minus Purchase Payment Credits received within 12 months prior to the partial withdrawal, if any. When determining the impact of a partial withdrawal on the Base Calculation Amount, the actual amount of the partial withdrawal will include any contingent deferred sales charges and taxes that were deducted at the time of the partial withdrawal.

Rider Maturity Date: The Rider Maturity Date is the anniversary of the Rider Effective Date that corresponds to the number of years you elect as the Rider Period (described below).

Rider Period: The Rider Period is the number of years you select between the Rider Effective Date and the Rider Maturity Date. Currently, we only offer a Rider Period of ten (10) years. We may offer Rider Periods of lesser or greater duration available in the future, subject to additional terms, conditions and limitations.

EXAMPLES OF BENEFIT BASE/BASE CALCULATION AMOUNT

Below are examples of how we determine the Benefit Base and Base Calculation Amount, as well as examples showing the impact of subsequent Purchase Payments and partial withdrawals. For purposes of each example below, assume that you elect the GMAB Rider on the effective date of your Contract and that your initial Purchase Payment is $100,000.

The example below illustrates the impact of the guarantee provided under the GMAB Rider assuming that your Contract Value increases or decreases during the Rider Period.

                EXAMPLES OF GMAB RIDER ON THE RIDER MATURITY DATE

                                   INCREASING CONTRACT VALUE                                DECLINING CONTRACT VALUE
                        -----------------------------------------------       -----------------------------------------------
                                             BASE                                                 BASE
                                         CALCULATION                                           CALCULATION
                        CONTRACT VALUE      AMOUNT        BENEFIT BASE        CONTRACT VALUE      AMOUNT        BENEFIT BASE
                        --------------   -----------     --------------       --------------   -----------     --------------
VALUE AS OF GMAB
RIDER EFFECTIVE
DATE                    $      104,500   $   100,000     Not Applicable       $      104,500   $   100,000     Not Applicable

VALUE AS OF RIDER
MATURITY DATE           $      120,175   $   100,000     $      100,000       $       88,825   $   100,000     $      100,000

AMOUNT APPLIED TO
CONTRACT VALUE DUE
TO GMAB RIDER                            $         0(1)                                        $    11,175(2)

(1) If your Contract Value on the GMAB Rider Maturity Date is equal to or greater than the Benefit Base, we will not apply any additional amounts to your Contract Value. Your GMAB Rider will terminate and we will no longer deduct the annual charge for the rider.

(2) If your Contract Value on the GMAB Rider Maturity Date is less than the Benefit Base, we will apply additional amounts to your Contract Value so that it is equal to the Benefit Base. The additional amount will be added to the money market Subaccount.

The example below illustrates the impact of making an additional $10,000 Purchase Payment while the GMAB Rider is in effect, specifically the different manner in which we will treat Purchase Payments for purpose of determining the Base Calculation Amount based on when the Purchase Payment is made.

 EXAMPLES OF ADDITIONAL PURCHASE PAYMENTS -- IMPACT ON BASE CALCULATION AMOUNT

                        ADDITIONAL PURCHASE PAYMENT WITHIN 12 MONTHS          ADDITIONAL PURCHASE PAYMENT AFTER 12 MONTHS
                      ------------------------------------------------     ------------------------------------------------
                                                              BASE                                                  BASE
                                           PURCHASE        CALCULATION                          PURCHASE        CALCULATION
                      CONTRACT VALUE       PAYMENT           AMOUNT        CONTRACT VALUE       PAYMENT            AMOUNT
                      --------------    --------------     -----------     --------------    --------------     -----------
VALUE AS OF GMAB
RIDER EFFECTIVE
DATE                     $104,500       $      100,000     $   100,000        $104,500       $      100,000     $   100,000

VALUE BEFORE
ADDITIONAL
PURCHASE PAYMENT         $120,000       Not Applicable     $   100,000        $120,000       Not Applicable     $   100,000

VALUE AFTER
ADDITIONAL
PURCHASE PAYMENT         $130,450       $       10,000     $   110,000        $130,450       $       10,000     $   100,000

The example below illustrates the impact of making a $10,000 partial withdrawal at least 12 months after the Rider Effective Date while the GMAB Rider is in effect, specifically the difference in the manner in which a partial withdrawal affects your Base Calculation Amount in an increasing market versus a decreasing market. The example assumes that the partial withdrawal does not qualify under the GMAB Rider Liquidity Option described below.

      EXAMPLES OF PARTIAL WITHDRAWALS -- IMPACT ON BASE CALCULATION AMOUNT

                                                               ASSUMING INCREASING CONTRACT VALUE
                              -----------------------------------------------------------------------------------------------
                                                                                                            REDUCTION TO BASE
                              CONTRACT      BASE CALCULATION    PARTIAL WITHDRAWAL    PARTIAL SURRENDER        CALCULATION
                                VALUE            AMOUNT               AMOUNT              REDUCTION              AMOUNT
                              --------      ----------------    ------------------    -----------------     -----------------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE                $104,500          $100,000          Not Applicable        Not Applicable       Not Applicable

VALUE IMMEDIATELY PRIOR TO
PARTIAL WITHDRAWAL            $120,175          $100,000          Not Applicable        Not Applicable       Not Applicable

VALUE IMMEDIATELY                                                                         [100,000 x
FOLLOWING PARTIAL                                                                       10,000/120,175]
WITHDRAWAL                    $110,175          $ 90,000          $       10,000       $         8,321       $       10,000

                                                               ASSUMING DECLINING CONTRACT VALUE
                              -----------------------------------------------------------------------------------------------
                                                                                                            REDUCTION TO BASE
                              CONTRACT      BASE CALCULATION    PARTIAL WITHDRAWAL    PARTIAL SURRENDER        CALCULATION
                                VALUE            AMOUNT               AMOUNT              REDUCTION              AMOUNT
                              --------      ----------------    ------------------    -----------------     -----------------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE                $104,500          $100,000          Not Applicable        Not Applicable       Not Applicable

VALUE IMMEDIATELY PRIOR TO
PARTIAL WITHDRAWAL            $ 88,825          $100,000          Not Applicable        Not Applicable       Not Applicable

VALUE IMMEDIATELY                                                                         [100,000 x
FOLLOWING PARTIAL                                                                       10,000/88,825]
WITHDRAWAL                    $ 78,825          $ 88,742          $       10,000       $       11,258        $       11,258

INVESTMENT LIMITATIONS/RESTRICTIONS/REBALANCING

If you elect the GMAB Rider, your Contract will be subject to additional limitations and restrictions on your right to allocate Contract Value among the Subaccounts, your right to request transfers between Subaccounts and your right to allocate Purchase Payments to Subaccounts.

We classify each Subaccount as Class A or Class B based on our assessment of the relative risk and volatility of the Underlying Fund in which the Subaccount invests. Subaccounts that we classify as "Class A" will generally invest in Underlying Funds that invest primarily in equity securities, or securities that we believe will approximate the relative volatility and relative risk of equity securities. Subaccounts that we classify as "Class B" will generally invest in Underlying Funds that invest primarily in debt securities or cash. A Subaccount that invests in an Underlying Fund that invests in a combination of equity securities and debt securities will be classified as either Class A or Class B. We have sole discretion to determine whether a Subaccount is classified as Class A or Class B. We reserve the right to change the classification of a Subaccount from Class A to Class B or from Class B to Class A. Any change in Subaccount classification will apply to Contract Owners who elect the GMAB Rider after the effective date of the change in classification, as well as existing Contract Owner who have the GMAB Rider in force as of the effective date of the change in classification.

You will be required to establish a personal allocation profile at the time that you elect the GMAB Rider specifying the Subaccounts and the allocation percentages for each Subaccount in which you intend to allocate your initial Purchase Payment and any credits that we apply to your initial Purchase Payment. Your personal allocation profile will remain in effect for any additional Purchase Payments you make until you elect to change it. Your personal allocation profile may include any combination of Class A and Class B Subaccounts so long as the overall allocation does not violate the limitations and restrictions described below.

You may only allocate up to 80% of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class A. You must allocate 20% or more of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class B.

Any time that you request a transfer of Contract Value between Subaccounts or make an additional Purchase Payment, you must comply with the following limitations or restrictions:

      - You may allocate your Contract Value in one or more of the Class A Subaccounts that you choose; however, you may only allocate up to 80% of your Contract Value to Subaccounts that we classify as Class A.

      - You may allocate your Contract Value in one or more of the Class B Subaccounts that you choose; however, you must allocate 20% or more of your Contract Value to Subaccounts that we classify as Class B.

      - If you make an additional Purchase Payment, you can only allocate up to 80% of Purchase Payment to Subaccounts that we classify as Class A.

      - If you make an additional Purchase Payment, you must allocate 20% or more of the Purchase Payments to Subaccounts that we classify as Class B.

Any request to transfer Contract Value or allocate subsequent Purchase Payments that would violate these limitations and restrictions will be rejected. You will be required to submit a new request that complies with the applicable limitation or restriction. We will not be responsible for any financial impact caused by delays in processing your transaction if your request is rejected because it does not comply with an applicable limitation or restriction.

Rebalancing: On a quarterly basis, we will rebalance your Contract Value according to the current personal allocation profile that you chose for Class A and Class B Subaccounts. Unless you instruct us otherwise, we will rebalance your Contract Value in each Class A and Class B Subaccount, respectively, according to the relative proportions indicated in your personal allocation profile.

Below is a list of the Subaccounts that are classified as Class B Suaccounts. All remaining Subacocunts offered under the Contract are classified as Class A Subaccounts.


                              CLASS B SUBACCOUNTS/
                                UNDERLYING FUNDS


      LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.



            Legg Mason Partners Variable Adjustable Rate Income Portfolio



      MET INVESTORS SERIES TRUST



         Federated High Yield Portfolio
         Pioneer Strategic Income Portfolio



METROPOLITAN SERIES FUND, INC.



         BlackRock Money Market Portfolio
         BlackRock Bond Income Portfolio
         Western Asset Management U.S. Government Portfolio
         Western Asset Management High Yield Bond Portfolio


      PIMCO VARIABLE INSURANCE TRUST

         Real Return Portfolio -- Administrative Class
         Total Return Portfolio -- Administrative Class

GMAB RIDER LIQUIDITY OPTION


During the 90-day period prior to the 5th anniversary of the Rider Effective Date, you may request a partial withdrawal of up to 15% of the Base Calculation Amount immediately prior to the request. Under this option, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal so long as the withdrawal does not exceed the amount available for withdrawal under this provision. If you request a partial withdrawal greater than 15% of the Base Calculation Amount, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal for amounts withdrawn up to the 15% limit and, for the excess amount, we will reduce the Base Calculation Amount as described above under the sub-section "Base Calculation Amount." Any partial withdrawal you make under this provision will be made free of withdrawal charges that would otherwise apply under the terms of your Contract. Additionally, any withdrawals taken under this feature will reduce your Free Withdrawal Allowance under the Contract.


This feature can only be exercised once before the Rider Maturity Date and must occur during the 90-day period prior to the 5th anniversary of the Rider Effective Date. We reserve the right to require you to exercise your rights under this provision on the anniversary of your Rider Effective Date. You must notify us in a form acceptable to us that you are exercising your rights under this GMAB Rider Liquidity Option.

CANCELLATION OF THE GMAB RIDER

You may elect to cancel the GMAB Rider at any time after the 5th anniversary of the GMAB Rider Effective Date. Upon cancellation, we will no longer deduct the annual charge for the GMAB Rider. Upon cancellation of the GMAB Rider, all rights and benefits under the GMAB Rider will cease. Upon cancellation, we will no longer apply any of the investment limitations and restrictions described above.

GMAB Rider Exchange Option -- If, during the 90-day period following the 5th anniversary of the Rider Effective Date, your Contract Value is greater than the Base Calculation Amount, you may elect to cancel the GMAB Rider and simultaneously elect either a new GMAB Rider or a GMWB Rider. You will be required to meet any eligibility requirements that apply to each rider at the time you make the election.

      Exchange for New GMAB Rider: If you elect to cancel the GMAB Rider and elect the GMAB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your new GMAB Rider will be the date we receive your request in good order. Your new GMAB Rider will be subject to a new Rider Maturity Date. The Benefit Base of your prior GMAB Rider will not apply to the new GMAB Rider. Your Contract Value as of the date you elect to exchange your GMAB Rider will be used to determine your initial Base Calculation Amount for the new rider. The new GMAB Rider will be subject to a new charge that may be higher or lower than the charge you paid for your original GMAB Rider. The GMAB Rider that we make available under this Rider Exchange Option will always feature a ten year Rider Period and may include other Rider Period durations.

      Exchange for GMWB Rider: If you elect to cancel the GMAB Rider and elect the GMWB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your GMWB Rider will be the date we receive your request. The GMWB Rider that we make available under this Rider Exchange Option will feature a 10% minimum annual withdrawal amount. The GMWB Rider will be subject to the charge then in effect for a GMWB Rider that is offered under this Rider Exchange Option.

TERMINATION

The GMAB Rider will terminate on the earliest to occur of: (1) the Rider Maturity Date; (2) the date you elect to begin receiving Annuity Payments under the Contract; (3) the date you fully surrender your Contract; (4) the date you elect to cancel the GMAB Rider (including assignments); (5) the date we receive Due Proof of Death if the surviving spouse or beneficiary does not elect to continue the Contract (if allowed); or (6) the date the GMAB Rider is cancelled and replaced with a new GMAB Rider or GMWB Rider under the Rider Exchange Option.

The annual charge for the GMAB Rider will no longer be deducted and all guarantees will cease when the rider is terminated. Further, any investment limitations and restrictions will no longer apply after the GMAB Rider is terminated. If the GMAB Rider is terminated before the Rider Maturity Date, the Benefit Base will not be paid.

CHARGE FOR GMAB

If you elect the GMAB Rider, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% from your Contract Value invested in the Subaccounts. The charge will be applied and will not change from the Rider Effective Date until the Rider Maturity Date unless the rider is cancelled or terminates prior to such date. If you elect to terminate the GMAB Rider prior to the Rider Maturity Date, the charge will no longer be deducted. If you elect to exchange this GMAB Rider and elect a new GMAB Rider under the Rider Exchange Option (described above), the current charge in effect for the GMAB rider will be applied, which may be higher or lower than the charge you paid for this rider.

ADDITIONAL CONSIDERATIONS

- Your Contract cannot have any outstanding loans if you elect the GMAB Rider. Further, you may not request a loan from your Contract if you have previously elected the GMAB Rider.

- If you die while the GMAB Rider is in effect, and your surviving spouse or Beneficiary elects to continue the Contract under the spousal contract continuance or beneficiary contract continuance provision, then the GMAB Rider will remain in effect and will continue until the Rider Maturity Date.

- Any DCA Program that is in effect while the GMAB Rider is in effect must meet the investment limitations and restrictions of the GMAB Rider, as described above. In addition, you may not request a DCA Program that makes transfers from Class B Subaccounts to Class A Subaccounts.

- If you are expecting to request withdrawals from your Contract, including withdrawals intended to satisfy required minimum distribution requirements, the impact of such withdrawals on the guarantees provided under the GMAB Rider will make the rider less valuable.

                               THE ANNUITY PERIOD

MATURITY DATE

Under the Contract, you can receive regular income payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor, or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90th birthday for nonqualified contracts and the Annuitant's 70th birthday for qualified contracts or ten years after the effective date of the Contract, if later (this requirement may be change by us).


At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.


The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.


DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the "Payments for a Fixed Period without Life Contingency" variable annuity option.

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

RIGHT TO RETURN


You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) minus any Purchase Payment Credits within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.


If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment minus any Purchase Payment Credits in full; during the remainder of the right to return period, we will refund the Contract Value (including charges) minus any Purchase Payment Credits.

During the right to return period, you will not bear any contract fees associated with the Purchase Payment Credits. If you exercise your right to return, you will be in the same position as if you had exercised the right to return in a variable annuity contract with no Purchase Payment Credit. You would, however, receive any gains, and we would bear any losses attributable to the Purchase Payment Credits.

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the

Contract, we will pay you the Cash Surrender Value (less any Purchase Payment Credits applied within 12 months of termination) less any applicable taxes. In certain states, we may be required to pay you the Contract Value.


REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS


MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut each sponsor Separate Accounts: Separate Account Eleven and Separate Account Twelve, respectively. References to "Separate Account" refer either to Separate Account Eleven or Separate Account Twelve, depending on the issuer of your Contract. Both Separate Account Eleven and Separate Account Twelve were established on November 14, 2002 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.


We hold the assets of Separate Account Eleven and Separate Account Twelve for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.


Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

We reserve the right to transfer assets of the Separate Account to another separate account, and to modify the structure or operation of the Separate Account, subject to the necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.



PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P., GMAB or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS


The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.



GENERAL TAXATION OF ANNUITIES



Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%, respectively. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including
IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%).

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisors and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the contract.



PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.



TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.



FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.



GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract or from any applicable payment and pay it directly to the IRS.



TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED



QUALIFIED ANNUITY CONTRACTS



If you purchase your Contract with proceeds of an eligible rollover distribution from any tax-qualified employee pension or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax sheltered annuities established by public school systems or certain tax exempt organizations under Code Section 403(b), corporate-sponsored pension, retirement savings and profit sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.



TAXATION OF QUALIFIED ANNUITY CONTRACTS



Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.



HURRICANE RELIEF



LOANS. Your plan may provide for increased limits and delayed repayment of participant loans, where otherwise permitted by your plan, pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. An eligible retirement plan other than an IRA may allow a plan loan to delay loan repayment by certain individuals impacted by Hurricanes Katrina, Rita and Wilma , whose principal places of abode on certain dates were located in statutorily defined disaster areas and who sustained an economic loss due to the hurricane. Generally, if the due date for any repayment with respect to such loan occurs during a period beginning on September 23, 2005 (for purposes of Hurricane Katrina) or October 23, 2005 (for purposes of Hurricanes Rita and Wilma) and ending on December 31, 2006, then such due date may be delayed for one year. Note: For purposes of these loan rules, an individual cannot be a qualified individual with respect to more than one hurricane. Consult your tax advisor to determine if hurricane relief is available to your particular situation.



MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS



Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor) . If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.



MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within five years from the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.



Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Earnings Preservation Benefit, as well as all living benefits such as GMIB and GMWB) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.



NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(b), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.



INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002-2004, $4,000 for calendar years 2005-2007, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50 + catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.

Section 408(k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $42,000 or 100% of pay for each participant in 2005 ($44,000 for 2006).

ROTH IRAS

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.


NON-QUALIFIED ANNUITY CONTRACTS



If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.



Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.



Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:



      -     a non-taxable return of your purchase payment; or



      -     a taxable payment of earnings.



We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.



Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.



If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.



PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.



PARTIAL ANNUITIZATIONS: At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59 1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.



We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.



The tax law treats all non-qualified deferred annuities issued after October 21, 1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity. This may cause a greater portion of your withdrawals from the Deferred Annuity to be treated as income than would otherwise be the case. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time.



DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES



The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.



OWNERSHIP OF THE INVESTMENTS



In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS



Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.



OTHER TAX CONSIDERATIONS



TREATMENT OF CHARGES FOR OPTIONAL BENEFITS



The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.



GUARANTEED BENEFITS. If you have purchased a GMWB, where otherwise made available, note the following:



The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the account balance (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the account balance rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the account balance, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.



We reserve the right to change our tax reporting practices where we determine they are not in accordance with IRS guidance (whether formal or informal).



PUERTO RICO TAX CONSIDERATIONS



The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.



NON-RESIDENT ALIENS



Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.



                                OTHER INFORMATION


THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.


MetLife Insurance Company of Connecticut (formerly, The Travelers Insurance Company) is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.



MetLife Life and Annuity Company of Connecticut (formerly, The Travelers Life and Annuity Company ) is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.



FINANCIAL STATEMENTS



The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.


DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS


DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (together the "Company") have appointed MLI Distribution LLC ("MLIDLLC") (formerly, Travelers Distribution LLC) to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDLLC for expenses MLIDLLC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDLLC does not retain any fees under the Contracts; however, MLIDLLC may receive 12b-1 fees from the Underlying Funds.



MLIDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. MLIDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").



MLIDLLC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.



COMPENSATION. Broker-dealers who have selling agreements with MLIDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.



We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives). We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all Purchase Payments allocated to the Funds of the American Funds Insurance Series for services it provides in marketing the Fund's shares in connection with the Contract.



The Company and MLIDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.



These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDLLC have entered into a preferred distribution arrangement with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDLLC may enter into similar arrangements with their other affiliates Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. See the "Statement of Additional Information--DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT" for a list of the broker-dealers firms that received such additional compensation during 2005, as well as the range of additional compensation paid.



The Company and MLIDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or sub-adviser to one or more Underlying Funds which are offered in the Contracts. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., Salomon Brothers Asset Management and Smith Barney Fund Management, MetLife Investment Funds Management LLC, MetLife Advisers LLC and Met Investors Advisory LLC. MetLife Investment Funds Management LLC, MetLife Advisers LLC and MetLife Investors Advisory LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.



SALE BY AFFILIATES OF THE COMPANY. The Company and MLIDLLC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company, including Tower Square Securities, Inc., Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities

Corporation. The compensation paid to affiliated broker-dealer firms for sales of the Contracts is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. The amount the broker dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financing arrangements, marketing support, medical and other insurance benefits, retirement benefits, and other benefits. For registered representatives of certain affiliates, the amount of this additional cash compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.



Registered representatives of our affiliate, Metropolitan Life Insurance Company, receive cash payments for the products they sell and service based upon a 'gross dealer concession' model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife registered representatives other than those in our MetLife Resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and purchase payments applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and purchase payments applied to all products sold and serviced by the representative.) In addition, all MetLife registered representative are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concession and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.



The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.



CONFORMITY WITH STATE AND FEDERAL LAWS


The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.


Legal Proceedings



In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.



It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDLLC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                                   APPENDIX A
                         CONDENSED FINANCIAL INFORMATION



          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the Contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the Contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



                         SEPARATE ACCOUNT CHARGES 1.55%



                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR          END OF YEAR
---------------------------------------------------------      ----    -------------    -------------       ---------------
   Capital Appreciation Fund (8/03)                            2005        1.432            1.666              1,101,001
                                                               2004        1.217            1.432                243,803
                                                               2003        1.000            1.217                  6,582

   High Yield Bond Trust (6/04)                                2005        1.063            1.060              2,095,074
                                                               2004        0.990            1.063                588,257

   Managed Assets Trust (5/04)                                 2005        1.061            1.085                700,137
                                                               2004        0.981            1.061                318,685

   Money Market Portfolio (8/03)                               2005        0.989            1.002              3,877,043
                                                               2004        0.994            0.989              2,669,983
                                                               2003        1.000            0.994                 91,318

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio -
   Class B (6/03)                                              2005        1.223            1.383                358,260
                                                               2004        1.146            1.223                303,031
                                                               2003        1.000            1.146                  6,742

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                  2005        1.475            1.657              1,228,534
                                                               2004        1.320            1.475                615,070
                                                               2003        1.000            1.320                 13,590

   Growth Fund - Class 2 Shares (6/03)                         2005        1.395            1.596              4,120,101
                                                               2004        1.259            1.395              2,082,365
                                                               2003        1.000            1.259                 82,410

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)



                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR         END OF YEAR          END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------       ---------------
   Growth-Income Fund - Class 2 Shares (6/03)                  2005        1.366            1.423              3,205,012
                                                               2004        1.257            1.366              1,513,638
                                                               2003        1.000            1.257                 93,416

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (8/03)            2005        1.635            1.726              2,135,221
                                                               2004        1.264            1.635                706,731
                                                               2003        1.000            1.264                 19,257

Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (7/03)                                                      2005        1.212            1.245                453,659
                                                               2004        1.171            1.212                248,149
                                                               2003        1.000            1.171                      -

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (7/03)                                               2005        1.408            1.467                825,006
                                                               2004        1.285            1.408                507,209
                                                               2003        1.000            1.285                 28,529

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (4/04)      2005        1.213            1.316                565,817
                                                               2004        1.079            1.213                 55,421
                                                               2003        1.000            1.079                      -

   Mercury Value Opportunities V.I. Fund - Class III (1/04)    2005        1.211            1.313                413,673
                                                               2004        1.072            1.211                149,956
                                                               2003        1.000            1.072                      -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (8/03)       2005        1.339            1.457                414,439
                                                               2004        1.207            1.339                103,042
                                                               2003        1.000            1.207                 27,469

   Templeton Developing Markets Securities Fund - Class 2
   Shares (8/03)                                               2005        1.816            2.279                946,947
                                                               2004        1.479            1.816                407,794
                                                               2003        1.000            1.479                  5,154

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)



                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------    -------------       ---------------
   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2005        1.562            1.694              1,391,810
                                                               2004        1.338            1.562                542,562
                                                               2003        1.216            1.338                  8,952

   Templeton Growth Securities Fund - Class 2 Shares (8/03)    2005        1.517            1.626              1,766,854
                                                               2004        1.328            1.517                573,757
                                                               2003        1.000            1.328                 47,400

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2005        1.316            1.350              1,520,272
                                                               2004        1.212            1.316                827,007
                                                               2003        1.000            1.212                 38,999

   Salomon Brothers Variable Aggressive Growth Fund - Class
   I Shares (8/03)                                             2005        1.368            1.480                864,799
                                                               2004        1.274            1.368                383,360
                                                               2003        1.000            1.274                 76,702

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (10/03)                                              2005        1.311            1.338                132,091
                                                               2004        1.229            1.311                114,055
                                                               2003        1.000            1.229                 15,280

Janus Aspen Series
   Balanced Portfolio - Service Shares (6/03)                  2005        1.167            1.237                  9,778
                                                               2004        1.094            1.167                  9,561
                                                               2003        1.000            1.094                      -

   Global Life Sciences Portfolio - Service Shares (8/03)      2005        1.340            1.483                  9,849
                                                               2004        1.192            1.340                  9,778
                                                               2003        1.000            1.192                  6,687

   Global Technology Portfolio - Service Shares (8/03)         2005        1.373            1.508                 79,643
                                                               2004        1.386            1.373                 62,149
                                                               2003        1.000            1.386                  5,755

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)



                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR         END OF YEAR          END OF YEAR
----------------------------------------------------------     ----    -------------    -------------       ---------------
   Worldwide Growth Portfolio - Service Shares (8/03)          2005        1.290            1.341                 28,013
                                                               2004        1.254            1.290                 28,335
                                                               2003        1.000            1.254                  6,521

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (8/03)                2005        1.509            1.546                391,840
                                                               2004        1.334            1.509                 88,037
                                                               2003        1.000            1.334                  6,091

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (8/03)                          2005        1.379            1.402                770,894
                                                               2004        1.243            1.379                247,185
                                                               2003        1.000            1.243                 15,890

   Mid-Cap Value Portfolio (6/03)                              2005        1.537            1.638              1,157,746
                                                               2004        1.258            1.537                566,176
                                                               2003        1.000            1.258                      -

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (6/04)     2005        1.053            1.096                989,157
                                                               2004        0.992            1.053                308,472

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)         2005        1.122            1.128              2,125,161
                                                               2004        1.047            1.122                999,663
                                                               2003        1.000            1.047                 30,865

   Total Return Portfolio - Administrative Class (6/03)        2005        1.046            1.055              3,970,841
                                                               2004        1.013            1.046              1,655,495
                                                               2003        1.000            1.013                126,742

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (9/03)                                                      2005        1.480            1.635                142,716
                                                               2004        1.294            1.480                146,421
                                                               2003        1.000            1.294                      -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)



                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR         END OF YEAR          END OF YEAR
----------------------------------------------------------     ----    -------------    -------------       ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares (6/03)     2005        1.777            1.873              1,906,379
                                                               2004        1.430            1.777                929,388
                                                               2003        1.000            1.430                  5,544

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                               2005        1.398            1.432                555,220
                                                               2004        1.311            1.398                324,478
                                                               2003        1.000            1.311                 89,357

   Investors Fund - Class I (8/03)                             2005        1.385            1.452                231,023
                                                               2004        1.274            1.385                198,121
                                                               2003        1.000            1.274                 17,120

   Large Cap Growth Fund - Class I (8/03)                      2005        1.295            1.341                196,548
                                                               2004        1.308            1.295                184,421
                                                               2003        1.000            1.308                 67,278

   Small Cap Growth Fund - Class I (7/03)                      2005        1.621            1.674                378,829
                                                               2004        1.430            1.621                222,615
                                                               2003        1.000            1.430                 36,673

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (8/03)                   2005        1.286            1.376                353,616
                                                               2004        1.226            1.286                143,448
                                                               2003        1.000            1.226                 27,619

   Convertible Securities Portfolio (9/03)                     2005        1.194            1.180                389,362
                                                               2004        1.141            1.194                379,542
                                                               2003        1.000            1.141                 25,027

   Disciplined Mid Cap Stock Portfolio (8/03)                  2005        1.490            1.650                824,421
                                                               2004        1.300            1.490                660,065
                                                               2003        1.000            1.300                 48,134

   Equity Income Portfolio (9/03)                              2005        1.336            1.374              1,015,732
                                                               2004        1.235            1.336                424,331
                                                               2003        1.000            1.235                 43,114

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)



                                                                    UNIT VALUE AT                        NUMBER OF UNITS
                                                                    BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR         YEAR         END OF YEAR          END OF YEAR
--------------------------------------------------------    ----    -------------    -------------       ---------------
Federated High Yield Portfolio (7/03)                       2005        1.205            1.217                700,501
                                                            2004        1.109            1.205                459,955
                                                            2003        1.000            1.109                 79,698

Federated Stock Portfolio (10/03)                           2005        1.362            1.412                106,315
                                                            2004        1.251            1.362                 72,280
                                                            2003        1.000            1.251                      -

Large Cap Portfolio (11/03)                                 2005        1.247            1.334                260,734
                                                            2004        1.189            1.247                 56,997
                                                            2003        1.000            1.189                      -

Managed Allocation Series: Aggressive Portfolio (5/05)      2005        1.019            1.101                217,807

Managed Allocation Series: Conservative Portfolio (6/05)    2005        1.017            1.031                      -

Managed Allocation Series: Moderate Portfolio (5/05)        2005        1.000            1.068              1,041,717

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                      2005        1.000            1.078                522,363

Managed Allocation Series: Moderate-Conservative
Portfolio (5/05)                                            2005        1.000            1.047                110,255

Mercury Large Cap Core Portfolio (6/03)                     2005        1.325            1.462                401,161
                                                            2004        1.161            1.325                168,721
                                                            2003        1.000            1.161                      -

MFS Emerging Growth Portfolio (10/03)                       2005        1.328            1.289                      -
                                                            2004        1.197            1.328                275,924
                                                            2003        1.000            1.197                    933

MFS Mid Cap Growth Portfolio (6/03)                         2005        1.440            1.462                900,274
                                                            2004        1.282            1.440                443,087
                                                            2003        1.000            1.282                 20,755

MFS Total Return Portfolio (6/03)                           2005        1.236            1.253              3,821,058
                                                            2004        1.126            1.236              1,761,719
                                                            2003        1.000            1.126                 56,519

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)



                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR         END OF YEAR          END OF YEAR
--------------------------------------------------------       ----    -------------    -------------       ---------------
   MFS Value Portfolio (5/04)                                  2005        1.112            1.165                864,003
                                                               2004        0.962            1.112                298,850

   Mondrian International Stock Portfolio (8/03)               2005        1.443            1.556                428,892
                                                               2004        1.266            1.443                249,460
                                                               2003        1.000            1.266                      -

   Pioneer Fund Portfolio (6/03)                               2005        1.304            1.361                260,735
                                                               2004        1.192            1.304                107,327
                                                               2003        1.000            1.192                    961

   Pioneer Mid Cap Value Portfolio (5/05)                      2005        1.000            1.051                 19,291

   Pioneer Strategic Income Portfolio (5/04)                   2005        1.086            1.108              1,091,583
                                                               2004        0.971            1.086                184,406

   Strategic Equity Portfolio (8/03)                           2005        1.334            1.340                191,904
                                                               2004        1.229            1.334                 68,469
                                                               2003        1.000            1.229                 21,722

   Style Focus Series: Small Cap Growth Portfolio (5/05)       2005        1.000            1.107                  2,872

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.000            1.109                      -

   Travelers Quality Bond Portfolio (6/03)                     2005        1.033            1.033              1,830,184
                                                               2004        1.015            1.033                991,325
                                                               2003        1.000            1.015                 82,924

   U.S. Government Securities Portfolio (7/04)                 2005        1.047            1.075              2,031,622
                                                               2004        1.003            1.047                785,536

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (11/03)                                                     2005        0.995            1.003                628,049
                                                               2004        0.999            0.995                297,209
                                                               2003        1.000            0.999                 11,021

   Social Awareness Stock Portfolio (5/04)                     2005        1.046            1.075                215,679
                                                               2004        0.945            1.046                 30,549

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)



                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR         YEAR         END OF YEAR          END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------       ---------------
Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2005        1.458            1.495              1,507,051
                                                               2004        1.261            1.458                594,872
                                                               2003        1.000            1.261                      -

   Enterprise Portfolio - Class II Shares (10/03)              2005        1.214            1.289                 37,961
                                                               2004        1.188            1.214                 34,997
                                                               2003        1.000            1.188                      -

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class 2 (6/03)            2005        1.406            1.615              1,864,337
                                                               2004        1.240            1.406                619,711
                                                               2003        1.000            1.240                  7,398

   Dynamic Capital Appreciation Portfolio - Service Class 2
   (7/03)                                                      2005        1.182            1.405                157,636
                                                               2004        1.185            1.182                 60,121
                                                               2003        1.000            1.185                  6,599

   Mid Cap Portfolio - Service Class 2 (9/03)                  2005        1.732            2.013              2,663,948
                                                               2004        1.411            1.732              1,199,255
                                                               2003        1.000            1.411                 30,189


                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                         SEPARATE ACCOUNT CHARGES 2.60%



                                                   UNIT VALUE AT                   NUMBER OF UNITS
                                                   BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
             PORTFOLIO NAME                 YEAR       YEAR         END OF YEAR      END OF YEAR
-----------------------------------------   ----   -------------   -------------   ----------------
   Capital Appreciation Fund (8/03)         2005       1.168           1.345              26,302
                                            2004       1.000           1.168                   -

   High Yield Bond Trust (6/04)             2005       1.074           1.061                   -
                                            2004       1.006           1.074                   -

   Managed Assets Trust (5/04)              2005       1.070           1.083                   -
                                            2004       1.000           1.070                   -

   Money Market Portfolio (8/03)            2005       0.993           0.995              83,882
                                            2004       1.000           0.993               2,496

AllianceBernstein Variable Product Series
  Fund, Inc.
   AllianceBernstein Large-Cap Growth
   Portfolio - Class B (6/03)               2005       1.057           1.183                   -
                                            2004       1.000           1.057                   -

American Funds Insurance Series
   Global Growth Fund - Class 2
   Shares (6/03)                            2005       1.112           1.236              24,241
                                            2004       1.000           1.112               5,051

   Growth Fund - Class 2 Shares (6/03)      2005       1.084           1.228              44,102
                                            2004       1.000           1.084               7,719

   Growth-Income Fund - Class 2
   Shares (6/03)                            2005       1.063           1.097              15,383
                                            2004       1.000           1.063              10,471

Delaware VIP Trust
   Delaware VIP REIT Series - Standard
   Class (8/03)                             2005       1.286           1.343              14,247
                                            2004       1.000           1.286               4,335

Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio -
   Initial Shares (7/03)                    2005       1.021           1.039                   -
                                            2004       1.000           1.021                   -

   Dreyfus VIF - Developing Leaders
   Portfolio - Initial Shares (7/03)        2005       1.092           1.126              12,961
                                            2004       1.000           1.092                   -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR        END OF YEAR        END OF YEAR
-------------------------------------------------------------  ----    -------------   -------------     ---------------
FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (4/04)      2005        1.115           1.197              11,156
                                                               2004        1.000           1.115                   -

   Mercury Value Opportunities V.I. Fund - Class III (1/04)    2005        1.118           1.199                   -
                                                               2004        1.000           1.118                   -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (8/03)       2005        1.099           1.184               3,577
                                                               2004        1.000           1.099               2,543

   Templeton Developing Markets Securities Fund - Class 2
   Shares (8/03)                                               2005        1.260           1.564              32,685
                                                               2004        1.000           1.260                   -

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2005        1.154           1.239             104,324
                                                               2004        1.000           1.154               4,481

   Templeton Growth Securities Fund - Class 2 Shares (8/03)    2005        1.118           1.186                   -
                                                               2004        1.000           1.118                   -

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2005        1.068           1.085                   -
                                                               2004        1.000           1.068                   -

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (8/03)                                       2005        1.053           1.127                   -
                                                               2004        1.000           1.053                   -

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (10/03)                                              2005        1.064           1.074                   -
                                                               2004        1.000           1.064                   -

Janus Aspen Series
   Balanced Portfolio - Service Shares (6/03)                  2005        1.067           1.119                   -
                                                               2004        1.000           1.067                   -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-------------------------------------------------------------  ----    -------------   -------------     ---------------
   Global Life Sciences Portfolio - Service Shares (8/03)      2005        1.037           1.135                    -
                                                               2004        1.000           1.037                    -

   Global Technology Portfolio - Service Shares (8/03)         2005        1.051           1.142                    -
                                                               2004        1.000           1.051                    -

   Worldwide Growth Portfolio - Service Shares (8/03)          2005        1.085           1.117                    -
                                                               2004        1.000           1.085                    -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (8/03)                2005        1.124           1.139                    -
                                                               2004        1.000           1.124                    -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (8/03)                          2005        1.098           1.105               16,054
                                                               2004        1.000           1.098                    -

   Mid-Cap Value Portfolio (6/03)                              2005        1.159           1.222                    -
                                                               2004        1.000           1.159                    -

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (6/04)     2005        1.061           1.093                    -
                                                               2004        1.000           1.061                    -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)         2005        1.066           1.060               27,562
                                                               2004        1.000           1.066                5,161

   Total Return Portfolio - Administrative Class (6/03)        2005        1.043           1.041               54,099
                                                               2004        1.000           1.043                5,301

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (9/03)                                               2005        1.157           1.265                    -
                                                               2004        1.000           1.157                    -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-------------------------------------------------------------  ----    -------------   -------------     ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares (6/03)     2005        1.191           1.242               4,272
                                                               2004        1.000           1.191                   -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                               2005        1.056           1.070                   -
                                                               2004        1.000           1.056                   -

   Investors Fund - Class I (8/03)                             2005        1.078           1.119                   -
                                                               2004        1.000           1.078                   -

   Large Cap Growth Fund - Class I (8/03)                      2005        0.989           1.014                   -
                                                               2004        1.000           0.989                   -

   Small Cap Growth Fund - Class I (7/03)                      2005        1.164           1.190               6,033
                                                               2004        1.000           1.164                   -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (8/03)                   2005        1.053           1.116              13,449
                                                               2004        1.000           1.053                   -

   Convertible Securities Portfolio (9/03)                     2005        1.041           1.018                   -
                                                               2004        1.000           1.041                   -

   Disciplined Mid Cap Stock Portfolio (8/03)                  2005        1.117           1.224              30,403
                                                               2004        1.000           1.117                   -

   Equity Income Portfolio (9/03)                              2005        1.101           1.120              14,383
                                                               2004        1.000           1.101                   -

   Federated High Yield Portfolio (7/03)                       2005        1.077           1.076                   -
                                                               2004        1.000           1.077                   -

   Federated Stock Portfolio (10/03)                           2005        1.078           1.106                   -
                                                               2004        1.000           1.078                   -

   Large Cap Portfolio (11/03)                                 2005        1.047           1.109               5,424
                                                               2004        1.000           1.047                   -

   Managed Allocation Series: Aggressive Portfolio (5/05)      2005        1.018           1.093              13,492

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-------------------------------------------------------------  ----    -------------   -------------     ---------------
Managed Allocation Series: Conservative Portfolio (6/05)       2005        1.016           1.024                   -

Managed Allocation Series: Moderate Portfolio (5/05)           2005        1.000           1.060                   -

Managed Allocation Series: Moderate-Aggressive
Portfolio (5/05)                                               2005        1.000           1.071                   -

Managed Allocation Series: Moderate-Conservative
Portfolio (5/05)                                               2005        1.000           1.040                   -

Mercury Large Cap Core Portfolio (6/03)                        2005        1.123           1.226              12,062
                                                               2004        1.000           1.123                   -

MFS Emerging Growth Portfolio (10/03)                          2005        1.080           1.046                   -
                                                               2004        1.000           1.080                   -

MFS Mid Cap Growth Portfolio (6/03)                            2005        1.072           1.076                   -
                                                               2004        1.000           1.072                   -

MFS Total Return Portfolio (6/03)                              2005        1.094           1.098                   -
                                                               2004        1.000           1.094                   -

MFS Value Portfolio (5/04)                                     2005        1.125           1.167                   -
                                                               2004        1.000           1.125                   -

Mondrian International Stock Portfolio (8/03)                  2005        1.143           1.220               7,892
                                                               2004        1.000           1.143                   -

Pioneer Fund Portfolio (6/03)                                  2005        1.092           1.127                   -
                                                               2004        1.000           1.092                   -

Pioneer Mid Cap Value Portfolio (5/05)                         2005        1.000           1.044                   -

Pioneer Strategic Income Portfolio (5/04)                      2005        1.102           1.113               9,362
                                                               2004        1.000           1.102                   -

Strategic Equity Portfolio (8/03)                              2005        1.096           1.090                   -
                                                               2004        1.000           1.096                   -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-------------------------------------------------------------  ----    -------------   -------------     ---------------
   Style Focus Series: Small Cap Growth Portfolio (5/05)       2005        1.000           1.100                   -

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.000           1.101                   -

   Travelers Quality Bond Portfolio (6/03)                     2005        1.030           1.020               4,167
                                                               2004        1.000           1.030               2,682

   U.S. Government Securities Portfolio (7/04)                 2005        1.071           1.089               7,852
                                                               2004        1.031           1.071               5,154

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I
   Shares (11/03)                                              2005        0.996           0.994               4,266
                                                               2004        1.000           0.996               2,774

   Social Awareness Stock Portfolio (5/04)                     2005        1.074           1.092                   -
                                                               2004        1.000           1.074                   -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2005        1.129           1.146                   -
                                                               2004        1.000           1.129                   -

   Enterprise Portfolio - Class II Shares (10/03)              2005        1.036           1.089                   -
                                                               2004        1.000           1.036                   -

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class 2 (6/03)            2005        1.105           1.257              25,132
                                                               2004        1.000           1.105                   -

   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (7/03)                                              2005        1.038           1.221                   -
                                                               2004        1.000           1.038                   -

   Mid Cap Portfolio - Service Class 2 (9/03)                  2005        1.225           1.409              17,873
                                                               2004        1.000           1.225                   -

                                      NOTES



The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.



"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.



Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.



Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio - Class B changed its name to AllianceBernstein Large - Cap Growth Portfolio - Class B.



Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund - Class III changed its name to Mercury Value Opportunities V.I. Fund - Class III.



Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund - Class III changed its name to Mercury Global Allocation V.I. Fund - Class III.



On 02/25/2005, The Travelers Series Trust: MFS Emerging Growth Portfolio was merged into The Travelers Series Trust: MFS Mid Cap Growth Portfolio and is no longer available as a funding option.






On 02/25/2005, The Dreyfus/Laurel Funds, Inc: Dreyfus Disciplined Stock Fund was replaced by the Greenwich Street Series Fund: Equity Index Portfolio - Class II Shares and is no longer available as a funding option.



On 02/25/2005, The Neuberger Berman Equity Assets: Newberger Berman Guardian Fund Advisor Class was replaced by the American Funds Insurance Series: Growth - Income Fund - Class 2 Shares and is no longer available as a funding option.



On 02/25/2005, The Greenwich Street Series Funds:Diversified Strategic Income Portfolio was replaced by The Travelers Series Trust: Pioneer Strategic Income Portfolio and is no longer available as a funding option.



On 02/25/2005, The Smith Barney Equity Funds: Smith Barney Social Awareness Fund
- Class A was replaced by The Travelers Series Fund, Inc: Social Awareness Stock Portfolio and is no longer available as a funding option.



On 02/25/2005, The Dreyfus A Bonds Plus, Inc: Dreyfus A Bonds Plus, Inc was replaced by The Travelers Series Trust: U.S. Government Securities Portfolio and is no longer available as a funding option.



Janus Aspen Series: Balanced Portfolio - Service Shares is no longer available to new Contract Owners.



Janus Aspen Series: Global Life Science Portfolio - Service Shares is no longer available to new Contract Owners.

Janus Aspen Series: Worldwide Growth Portfolio - Service Shares is no longer available to new Contract Owners.



Putnam Variable Trust: Putnam VT International Equity Fund - Class IB Shares is no longer available to new Contract Owners.

Van Kampen Life Investment Trust- Enterprise Portfolio Class II Shares is no longer available to new Contract Owners.



AllianceBernstein Large -Cap Growth Portfolio-Class B Shares is no longer available to new Contract Owners.

                                   APPENDIX B
                         CONDENSED FINANCIAL INFORMATION



          METLIFE OF CT SEPARATE ACCOUNT TWELVE FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the Contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the Contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



                         SEPARATE ACCOUNT CHARGES 1.55%



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-------------------------------------------------------------  ----    -------------   -------------     ---------------
   Capital Appreciation Fund (6/03)                            2005        1.432           1.666              516,901
                                                               2004        1.217           1.432              159,892
                                                               2003        1.000           1.217               43,045

   High Yield Bond Trust (6/04)                                2005        1.063           1.060              413,926
                                                               2004        0.992           1.063              153,995

   Managed Assets Trust (5/04)                                 2005        1.061           1.085              206,919
                                                               2004        0.962           1.061               39,365

   Money Market Portfolio (5/03)                               2005        0.989           1.002            4,726,476
                                                               2004        0.994           0.989            4,706,703
                                                               2003        1.000           0.994            2,282,924

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio -
   Class B (6/03)                                              2005        1.223           1.383              324,527
                                                               2004        1.146           1.223              345,656
                                                               2003        1.000           1.146               16,053

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                  2005        1.475           1.657              980,562
                                                               2004        1.320           1.475              669,593
                                                               2003        1.000           1.320              107,147

   Growth Fund - Class 2 Shares (5/03)                         2005        1.395           1.596            2,875,953
                                                               2004        1.259           1.395            1,906,773
                                                               2003        1.000           1.259              362,594

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-------------------------------------------------------------  ----    -------------   -------------     ---------------
   Growth-Income Fund - Class 2 Shares (5/03)                  2005        1.366           1.423            2,700,015
                                                               2004        1.257           1.366            2,164,373
                                                               2003        1.000           1.257              507,723

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/03)            2005        1.635           1.726              812,062
                                                               2004        1.264           1.635              466,888
                                                               2003        1.000           1.264              214,026

Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial
   Shares (5/03)                                               2005        1.212           1.245              233,505
                                                               2004        1.171           1.212              185,016
                                                               2003        1.000           1.171               94,211

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (5/03)                                               2005        1.408           1.467              529,436
                                                               2004        1.285           1.408              384,633
                                                               2003        1.000           1.285              126,524

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (3/04)      2005        1.213           1.316              448,751
                                                               2004        1.079           1.213               33,081
                                                               2003        1.000           1.079                    -

   Mercury Value Opportunities V.I. Fund - Class III (1/04)    2005        1.211           1.313              282,039
                                                               2004        1.072           1.211              145,142
                                                               2003        1.000           1.072                    -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (6/03)       2005        1.339           1.457              304,120
                                                               2004        1.207           1.339              193,876
                                                               2003        1.000           1.207                7,338

   Templeton Developing Markets Securities Fund - Class 2
   Shares (6/03)                                               2005        1.816           2.279              249,123
                                                               2004        1.479           1.816               78,775
                                                               2003        1.000           1.479               25,292

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-------------------------------------------------------------  ----    -------------   -------------     ---------------
   Templeton Foreign Securities Fund - Class 2 Shares (6/03)   2005        1.562           1.694            1,428,943
                                                               2004        1.338           1.562            1,101,088
                                                               2003        1.105           1.338              354,061

   Templeton Growth Securities Fund - Class 2 Shares (6/03)    2005        1.517           1.626              986,123
                                                               2004        1.328           1.517              548,723
                                                               2003        1.000           1.328              207,543

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2005        1.316           1.350            1,215,603
                                                               2004        1.212           1.316              873,043
                                                               2003        1.000           1.212              264,893

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (6/03)                                       2005        1.368           1.480              900,301
                                                               2004        1.274           1.368              826,093
                                                               2003        1.000           1.274              217,388

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (7/03)                                               2005        1.311           1.338              171,124
                                                               2004        1.229           1.311              141,262
                                                               2003        1.000           1.229               13,315

Janus Aspen Series
   Balanced Portfolio - Service Shares (6/03)                  2005        1.167           1.237               51,892
                                                               2004        1.094           1.167               84,750
                                                               2003        1.000           1.094               70,254

   Global Life Sciences Portfolio - Service Shares (5/03)      2005        1.340           1.483               42,127
                                                               2004        1.192           1.340               51,154
                                                               2003        1.000           1.192               16,753

   Global Technology Portfolio - Service Shares (5/03)         2005        1.373           1.508               51,380
                                                               2004        1.386           1.373               31,862
                                                               2003        1.000           1.386                5,819

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-------------------------------------------------------------  ----    -------------   -------------     ---------------
   Worldwide Growth Portfolio - Service Shares (6/03)          2005        1.290           1.341               11,554
                                                               2004        1.254           1.290               15,488
                                                               2003        1.000           1.254                7,230

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (6/03)                2005        1.509           1.546              334,457
                                                               2004        1.334           1.509              271,934
                                                               2003        1.000           1.334               46,626

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (6/03)                          2005        1.379           1.402              633,649
                                                               2004        1.243           1.379              368,767
                                                               2003        1.000           1.243               22,147

   Mid-Cap Value Portfolio (5/03)                              2005        1.537           1.638              887,659
                                                               2004        1.258           1.537              427,320
                                                               2003        1.000           1.258               39,701

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (6/04)     2005        1.053           1.096              118,737
                                                               2004        0.989           1.053               45,971

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)         2005        1.122           1.128            1,303,136
                                                               2004        1.047           1.122              935,360
                                                               2003        1.000           1.047              107,358

   Total Return Portfolio - Administrative Class (5/03)        2005        1.046           1.055            2,359,675
                                                               2004        1.013           1.046            1,682,957
                                                               2003        1.000           1.013              537,429

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/03)                                               2005        1.480           1.635                5,006
                                                               2004        1.294           1.480               19,018
                                                               2003        1.000           1.294               15,582

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-------------------------------------------------------------  ----    -------------   -------------     ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares (5/03)     2005        1.777           1.873              887,393
                                                               2004        1.430           1.777              613,690
                                                               2003        1.000           1.430              221,355

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                               2005        1.398           1.432              596,005
                                                               2004        1.311           1.398              496,976
                                                               2003        1.000           1.311              118,693

   Investors Fund - Class I (6/03)                             2005        1.385           1.452              270,785
                                                               2004        1.274           1.385              243,439
                                                               2003        1.000           1.274               79,932

   Large Cap Growth Fund - Class I (6/03)                      2005        1.295           1.341              428,487
                                                               2004        1.308           1.295              439,647
                                                               2003        1.000           1.308               83,812

   Small Cap Growth Fund - Class I (6/03)                      2005        1.621           1.674              347,774
                                                               2004        1.430           1.621              316,142
                                                               2003        1.000           1.430               90,128

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/03)                   2005        1.286           1.376              178,426
                                                               2004        1.226           1.286              137,921
                                                               2003        1.000           1.226               63,002

   Convertible Securities Portfolio (6/03)                     2005        1.194           1.180              412,451
                                                               2004        1.141           1.194              264,563
                                                               2003        1.000           1.141               78,242

   Disciplined Mid Cap Stock Portfolio (6/03)                  2005        1.490           1.650              512,542
                                                               2004        1.300           1.490              430,315
                                                               2003        1.000           1.300              126,191

   Equity Income Portfolio (5/03)                              2005        1.336           1.374              494,813
                                                               2004        1.235           1.336              365,896
                                                               2003        1.000           1.235              152,992

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-------------------------------------------------------------  ----    -------------   -------------     ---------------
Federated High Yield Portfolio (5/03)                          2005        1.205           1.217              580,851
                                                               2004        1.109           1.205              521,708
                                                               2003        1.000           1.109              198,335

Federated Stock Portfolio (6/03)                               2005        1.362           1.412               96,372
                                                               2004        1.251           1.362               86,641
                                                               2003        1.000           1.251                2,080

Large Cap Portfolio (6/03)                                     2005        1.247           1.334              367,191
                                                               2004        1.189           1.247              307,943
                                                               2003        1.000           1.189              161,977

Managed Allocation Series: Aggressive Portfolio (5/05)         2005        1.000           1.101                    -

Managed Allocation Series: Conservative Portfolio (5/05)       2005        1.000           1.031               58,058

Managed Allocation Series: Moderate Portfolio (5/05)           2005        0.998           1.068               78,423

Managed Allocation Series: Moderate-Aggressive
Portfolio (5/05)                                               2005        1.005           1.078              393,826

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05)                                               2005        1.015           1.047               54,556

Mercury Large Cap Core Portfolio (6/03)                        2005        1.325           1.462              174,845
                                                               2004        1.161           1.325               85,168
                                                               2003        1.000           1.161               31,020

MFS Emerging Growth Portfolio (6/03)                           2005        1.328           1.289                    -
                                                               2004        1.197           1.328              284,691
                                                               2003        1.000           1.197               29,652

MFS Mid Cap Growth Portfolio (6/03)                            2005        1.440           1.462              527,750
                                                               2004        1.282           1.440              250,817
                                                               2003        1.000           1.282               41,032

MFS Total Return Portfolio (5/03)                              2005        1.236           1.253            2,440,748
                                                               2004        1.126           1.236            1,601,590
                                                               2003        1.000           1.126              279,557

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-------------------------------------------------------------  ----    -------------   -------------     ---------------
   MFS Value Portfolio (5/04)                                  2005        1.112           1.165              528,595
                                                               2004        0.965           1.112              347,657

   Mondrian International Stock Portfolio (6/03)               2005        1.443           1.556              282,505
                                                               2004        1.266           1.443              152,666
                                                               2003        1.000           1.266               38,252

   Pioneer Fund Portfolio (6/03)                               2005        1.304           1.361               30,500
                                                               2004        1.192           1.304               28,729
                                                               2003        1.000           1.192                    -

   Pioneer Mid Cap Value Portfolio (9/05)                      2005        1.047           1.051                3,206

   Pioneer Strategic Income Portfolio (6/04)                   2005        1.086           1.108              477,455
                                                               2004        0.979           1.086               90,999

   Strategic Equity Portfolio (6/03)                           2005        1.334           1.340              173,343
                                                               2004        1.229           1.334              129,587
                                                               2003        1.000           1.229               79,991

   Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.009           1.107               27,453

   Style Focus Series: Small Cap Value Portfolio (6/05)        2005        1.044           1.109                    -

   Travelers Quality Bond Portfolio (5/03)                     2005        1.033           1.033            1,980,630
                                                               2004        1.015           1.033            1,784,530
                                                               2003        1.000           1.015              710,242

   U.S. Government Securities Portfolio (5/04)                 2005        1.047           1.075              400,868
                                                               2004        0.979           1.047               37,571

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I
   Shares (11/03)                                              2005        0.995           1.003              122,566
                                                               2004        0.999           0.995               73,311
                                                               2003        1.000           0.999                5,007

   Social Awareness Stock Portfolio (6/04)                     2005        1.046           1.075              224,714
                                                               2004        0.986           1.046              145,073

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-------------------------------------------------------------  ----    -------------   -------------     ---------------
Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2005        1.458           1.495              438,110
                                                               2004        1.261           1.458              277,863
                                                               2003        1.000           1.261              121,041

   Enterprise Portfolio - Class II Shares (6/03)               2005        1.214           1.289                6,728
                                                               2004        1.188           1.214                7,821
                                                               2003        1.000           1.188                1,155

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class 2 (6/03)            2005        1.406           1.615            1,025,137
                                                               2004        1.240           1.406              486,471
                                                               2003        1.000           1.240               90,383

   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (7/03)                                              2005        1.182           1.405              113,399
                                                               2004        1.185           1.182              148,933
                                                               2003        1.000           1.185               22,272

   Mid Cap Portfolio - Service Class 2 (5/03)                  2005        1.732           2.013            1,535,654
                                                               2004        1.411           1.732              846,870
                                                               2003        1.000           1.411              178,932

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                         SEPARATE ACCOUNT CHARGES 2.60%



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-------------------------------------------------------------  ----    -------------   -------------     ---------------
   Capital Appreciation Fund (6/03)                            2005        1.168           1.345                 929
                                                               2004        1.000           1.168                   -

   High Yield Bond Trust (6/04)                                2005        1.074           1.061              33,026
                                                               2004        1.008           1.074                   -

   Managed Assets Trust (5/04)                                 2005        1.070           1.083              42,651
                                                               2004        1.000           1.070                   -

   Money Market Portfolio (5/03)                               2005        0.993           0.995              22,497
                                                               2004        1.000           0.993                   -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio -
   Class B (6/03)                                              2005        1.057           1.183                   -
                                                               2004        1.000           1.057                   -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                  2005        1.112           1.236              15,833
                                                               2004        1.000           1.112                   -

   Growth Fund - Class 2 Shares (5/03)                         2005        1.084           1.228             102,272
                                                               2004        1.000           1.084                   -

   Growth-Income Fund - Class 2 Shares (5/03)                  2005        1.063           1.097             286,163
                                                               2004        1.000           1.063                   -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/03)            2005        1.286           1.343               9,335
                                                               2004        1.000           1.286                   -

Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial
   Shares (5/03)                                               2005        1.021           1.039               8,990
                                                               2004        1.000           1.021                   -

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (5/03)                                               2005        1.092           1.126                   -
                                                               2004        1.000           1.092                   -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-------------------------------------------------------------  ----    -------------   -------------     ---------------
FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (3/04)      2005        1.115           1.197              21,413
                                                               2004        1.000           1.115                   -

   Mercury Value Opportunities V.I. Fund - Class III (1/04)    2005        1.118           1.199             113,859
                                                               2004        1.000           1.118                   -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (6/03)       2005        1.099           1.184                   -
                                                               2004        1.000           1.099                   -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (6/03)                                               2005        1.260           1.564              26,002
                                                               2004        1.000           1.260                   -

   Templeton Foreign Securities Fund - Class 2 Shares (6/03)   2005        1.154           1.239               9,092
                                                               2004        1.000           1.154                   -

   Templeton Growth Securities Fund - Class 2 Shares (6/03)    2005        1.118           1.186                 976
                                                               2004        1.000           1.118                   -

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2005        1.068           1.085                   -
                                                               2004        1.000           1.068                   -

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (6/03)                                       2005        1.053           1.127               5,019
                                                               2004        1.000           1.053                   -

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (7/03)                                               2005        1.064           1.074                   -
                                                               2004        1.000           1.064                   -

Janus Aspen Series
   Balanced Portfolio - Service Shares (6/03)                  2005        1.067           1.119                   -
                                                               2004        1.000           1.067                   -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-------------------------------------------------------------  ----    -------------   -------------     ---------------
   Global Life Sciences Portfolio - Service Shares (5/03)      2005        1.037           1.135                       -
                                                               2004        1.000           1.037                       -

   Global Technology Portfolio - Service Shares (5/03)         2005        1.051           1.142                       -
                                                               2004        1.000           1.051                       -

   Worldwide Growth Portfolio - Service Shares (6/03)          2005        1.085           1.117                       -
                                                               2004        1.000           1.085                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (6/03)                2005        1.124           1.139                   1,014
                                                               2004        1.000           1.124                       -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (6/03)                          2005        1.098           1.105                  68,693
                                                               2004        1.000           1.098                       -

   Mid-Cap Value Portfolio (5/03)                              2005        1.159           1.222                  23,021
                                                               2004        1.000           1.159                       -

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (6/04)     2005        1.061           1.093                  20,308
                                                               2004        1.003           1.061                       -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)         2005        1.066           1.060                  97,484
                                                               2004        1.000           1.066                       -

   Total Return Portfolio - Administrative Class (5/03)        2005        1.043           1.041                  44,303
                                                               2004        1.000           1.043                       -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/03)                                               2005        1.157           1.265                       -
                                                               2004        1.000           1.157                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-------------------------------------------------------------  ----    -------------   -------------     ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares (5/03)     2005        1.191           1.242               8,555
                                                               2004        1.000           1.191                   -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                               2005        1.056           1.070                   -
                                                               2004        1.000           1.056                   -

   Investors Fund - Class I (6/03)                             2005        1.078           1.119                   -
                                                               2004        1.000           1.078                   -

   Large Cap Growth Fund - Class I (6/03)                      2005        0.989           1.014                   -
                                                               2004        1.000           0.989                   -

   Small Cap Growth Fund - Class I (6/03)                      2005        1.164           1.190                   -
                                                               2004        1.000           1.164                   -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/03)                   2005        1.053           1.116              10,144
                                                               2004        1.000           1.053                   -

   Convertible Securities Portfolio (6/03)                     2005        1.041           1.018                   -
                                                               2004        1.000           1.041                   -

   Disciplined Mid Cap Stock Portfolio (6/03)                  2005        1.117           1.224               9,260
                                                               2004        1.000           1.117                   -

   Equity Income Portfolio (5/03)                              2005        1.101           1.120              17,767
                                                               2004        1.000           1.101                   -

   Federated High Yield Portfolio (5/03)                       2005        1.077           1.076              57,514
                                                               2004        1.000           1.077                   -

   Federated Stock Portfolio (6/03)                            2005        1.078           1.106                   -
                                                               2004        1.000           1.078                   -

   Large Cap Portfolio (6/03)                                  2005        1.047           1.109                   -
                                                               2004        1.000           1.047                   -

   Managed Allocation Series: Aggressive Portfolio (5/05)      2005        1.000           1.093                   -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-------------------------------------------------------------  ----    -------------   -------------     ---------------
Managed Allocation Series: Conservative Portfolio (5/05)       2005        1.000           1.024                    -

Managed Allocation Series: Moderate Portfolio (5/05)           2005        0.998           1.060                    -

Managed Allocation Series: Moderate-Aggressive
Portfolio (5/05)                                               2005        1.005           1.071                    -

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05)                                               2005        1.014           1.040                    -

Mercury Large Cap Core Portfolio (6/03)                        2005        1.123           1.226               19,115
                                                               2004        1.000           1.123                    -

MFS Emerging Growth Portfolio (6/03)                           2005        1.080           1.046                    -
                                                               2004        1.000           1.080                    -

MFS Mid Cap Growth Portfolio (6/03)                            2005        1.072           1.076                    -
                                                               2004        1.000           1.072                    -

MFS Total Return Portfolio (5/03)                              2005        1.094           1.098              230,513
                                                               2004        1.000           1.094                    -

MFS Value Portfolio (5/04)                                     2005        1.125           1.167               17,195
                                                               2004        1.000           1.125                    -

Mondrian International Stock Portfolio (6/03)                  2005        1.143           1.220               42,629
                                                               2004        1.000           1.143                    -

Pioneer Fund Portfolio (6/03)                                  2005        1.092           1.127                    -
                                                               2004        1.000           1.092                    -

Pioneer Mid Cap Value Portfolio (9/05)                         2005        1.044           1.044                    -

Pioneer Strategic Income Portfolio (6/04)                      2005        1.102           1.113               38,625
                                                               2004        1.000           1.102                    -

Strategic Equity Portfolio (6/03)                              2005        1.096           1.090                    -
                                                               2004        1.000           1.096                    -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-------------------------------------------------------------  ----    -------------   -------------     ---------------
   Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.008           1.100                   -

   Style Focus Series: Small Cap Value Portfolio (6/05)        2005        1.042           1.101                   -

   Travelers Quality Bond Portfolio (5/03)                     2005        1.030           1.020             133,874
                                                               2004        1.000           1.030                   -

   U.S. Government Securities Portfolio (5/04)                 2005        1.071           1.089                   -
                                                               2004        1.000           1.071                   -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I
   Shares (11/03)                                              2005        0.996           0.994                   -
                                                               2004        1.000           0.996                   -

   Social Awareness Stock Portfolio (6/04)                     2005        1.074           1.092              10,309
                                                               2004        1.018           1.074                   -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2005        1.129           1.146               3,150
                                                               2004        1.000           1.129                   -

   Enterprise Portfolio - Class II Shares (6/03)               2005        1.036           1.089                   -
                                                               2004        1.000           1.036                   -

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class 2 (6/03)            2005        1.105           1.257              29,441
                                                               2004        1.000           1.105                   -

   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (7/03)                                              2005        1.038           1.221                   -
                                                               2004        1.000           1.038                   -

   Mid Cap Portfolio - Service Class 2 (5/03)                  2005        1.225           1.409              14,860
                                                               2004        1.000           1.225                   -

                                      NOTES



The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.



"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.



Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.



Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio - Class B changed its name to AllianceBernstein Large - Cap Growth Portfolio - Class B.



Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund - Class III changed its name to Mercury Value Opportunities V.I. Fund - Class III.



Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund - Class III changed its name to Mercury Global Allocation V.I. Fund - Class III.



On 02/25/2005, The Travelers Series Trust: MFS Emerging Growth Portfolio was merged into The Travelers Series Trust: MFS Mid Cap Growth Portfolio and is no longer available as a funding option.






On 02/25/2005, The Dreyfus/Laurel Funds, Inc: Dreyfus Disciplined Stock Fund was replaced by the Greenwich Street Series Fund: Equity Index Portfolio - Class
II Shares and is no longer available as a funding option.



On 02/25/2005, The Neuberger Berman Equity Assets: Newberger Berman Guardian Fund Advisor Class was replaced by the American Funds Insurance Series: Growth - Income Fund - Class 2 Shares and is no longer available as a funding option.



On 02/25/2005, The Greenwich Street Series Funds:Diversified Strategic Income Portfolio was replaced by The Travelers Series Trust: Pioneer Strategic Income Portfolio and is no longer available as a funding option.



On 02/25/2005, The Smith Barney Equity Funds: Smith Barney Social Awareness Fund
- Class A was replaced by The Travelers Series Fund, Inc: Social Awareness Stock Portfolio and is no longer available as a funding option.



On 02/25/2005, The Dreyfus A Bonds Plus, Inc: Dreyfus A Bonds Plus, Inc was replaced by The Travelers Series Trust: U.S. Government Securities Portfolio and is no longer available as a funding option.



Janus Aspen Series: Balanced Portfolio - Service Shares is no longer available to new Contract Owners.



Janus Aspen Series: Global Life Science Portfolio - Service Shares is no longer available to new Contract Owners.

Janus Aspen Series: Worldwide Growth Portfolio - Service Shares is no longer available to new Contract Owners.



Putnam Variable Trust: Putnam VT International Equity Fund - Class IB Shares is no longer available to new Contract Owners.

Van Kampen Life Investment Trust- Enterprise Portfolio Class II Shares is no longer available to new Contract Owners.



AllianceBernstein Large -Cap Growth Portfolio-Class B Shares is no longer available to new Contract Owners.

                                   APPENDIX C

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.


We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.


TRANSFERS

You may make transfers from the Fixed Account to any available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.


Automated transfers from the Fixed Account to any of the Variable Funding Options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                                   APPENDIX D

            WAIVER OF WITHDRAWAL CHARGE FOR NURSING HOME CONFINEMENT (AVAILABLE ONLY IF THE OWNER IS AGE 70 OR YOUNGER ON THE DATE THE CONTRACT IS
                                    ISSUED.)

If, after the first Contract Year and before the Maturity Date, and you begin confinement in an eligible nursing home, you may surrender or make withdrawal, subject to the maximum withdrawal amount described below, without incurring a withdrawal charge. In order for the Company to waive the withdrawal charge, the withdrawal must be made during continued confinement in an eligible nursing home after the qualifying period has been satisfied, or within sixty (60) days after such confinement ends. The qualifying period is confinement in an eligible nursing home for ninety (90) consecutive days. We will require proof of confinement in a form satisfactory to us, which may include certification by a licensed physician that such confinement is medically necessary.

An eligible nursing home is defined as an institution or special nursing unit of a hospital which:

      (a) is Medicare approved as a provider of skilled nursing care services;
and

      (b) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

                                       OR

Meets all of the following standards:

      (a) is licensed as a nursing care facility by the state in which it is licensed;

      (b) is either a freestanding facility or a distinct part of another facility such as a ward, wing, unit or swing-bed of a hospital or other facility;

      (c) provides nursing care to individuals who are not able to care for themselves and who require nursing care;

      (d) provides, as a primary function, nursing care and room and board; and charges for these services;

      (e) provides care under the supervision of a licensed physician, registered nurse (RN) or licensed practical nurse (LPN);

      (f) may provide care by a licensed physical, respiratory, occupational or speech therapist; and

      (g) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

We will not waive withdrawal charges if confinement is due to one or more of the following causes:

      (a) mental, nervous, emotional or personality disorder without demonstrable organic disease, including, but not limited to, neurosis, psychoneurosis, psychopathy or psychosis

      (b) the voluntary taking or injection of drugs, unless prescribed or administered by a licensed physician

      (c) the voluntary taking of any drugs prescribed by a licensed physician and intentionally not taken as prescribed

      (d) sensitivity to drugs voluntarily taken, unless prescribed by a physician

      (e) drug addiction, unless addiction results from the voluntary taking of drugs prescribed by a licensed physician, or the involuntary taking of drugs.

FILING A CLAIM: You must provide the Company with written notice of a claim during continued confinement after the 90-day qualifying period, or within sixty days after such confinement ends.


The maximum withdrawal amount for which we will waive the withdrawal charge is the Contract Value on the next valuation date following written proof of claim, less any Purchase Payments made within a one-year period before confinement in an eligible nursing home begins, less any Purchase Payment made on or after the Annuitant's 71st birthday.



We will pay any withdrawal requested under the scope of this waiver as soon as we receive proper written proof of your claim, and we will pay the withdrawal in a lump sum. You should consult with your tax adviser regarding the tax impact of any withdrawals taken from your Contract.

                                   APPENDIX E

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:



                       The Insurance Company
                       Principal Underwriter
                       Distribution and Principal Underwriting Agreement Valuation of Assets
                       Federal Tax Considerations
                       Independent Registered Public Accounting Firm Condensed Financial Information
                       Financial Statements



Copies of the Statement of Additional Information dated May 1, 2006 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to us at One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415. For the MetLife Insurance Company of Connecticut Statement of Additional Information please request MIC-Book-70-71-75, and for the MetLife Life and Annuity Company of Connecticut Statement of Additional Information please request MLAC-Book-70-71-75.


Name:        ___________________________________________________________________

Address:     ___________________________________________________________________

             ___________________________________________________________________



Check Box:

[ ] MIC-Book-70-71-75

[ ] MLAC-Book-70-71-75

                       THIS PAGE INTENTIONALLY LEFT BLANK.

Book 71                                                              May 1, 2006

                  SCUDDER ADVOCATE REWARDS ANNUITY PROSPECTUS:
          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES METLIFE OF CT SEPARATE ACCOUNT TWELVE FOR VARIABLE ANNUITIES



This prospectus describes SCUDDER ADVOCATE REWARDS ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut (formerly The Travelers Insurance Company and The Travelers Life and Annuity Company, respectively).* MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts." You can choose to have your premium ("Purchase Payments") and any associated Purchase Payment Credits accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:



AIM VARIABLE INSURANCE FUNDS - SERIES I
    AIM V.I. Utilities Fund
CREDIT SUISSE TRUST
    Credit Suisse Trust Emerging Markets Portfolio
    Credit Suisse Trust Global Small Cap Portfolio
DREYFUS INVESTMENT PORTFOLIO - SERVICE SHARES
    Dreyfus MidCap Stock Portfolio
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. - SERVICE SHARES
DWS INVESTMENTS VIT FUNDS+
    DWS Equity 500 Index VIP - Class B2+
    DWS RREEF Real Estate Securities VIP - Class B+
DWS VARIABLE SERIES I - CLASS B+
    DWS Bond VIP+
    DWS Capital Growth VIP+
    DWS Global Opportunities VIP+
    DWS Growth & Income VIP+
    DWS Health Care VIP+
    DWS International VIP+
DWS VARIABLE SERIES II - CLASS B+
    DWS Balanced VIP+
    DWS Blue Chip VIP+
    DWS Conservative Allocation VIP+
    DWS Core Fixed Income VIP+
    DWS Davis Venture Value VIP +
    DWS Dreman Financial Services VIP+
    DWS Dreman High Return Equity VIP+
    DWS Dreman Small Cap Value VIP+
    DWS Global Thematic VIP+
    DWS Government & Agency Securities VIP+
    DWS Growth Allocation VIP+
    DWS High Income VIP+
    DWS Income Allocation VIP+
    DWS International Select Equity VIP+
    DWS Janus Growth & Income VIP+
    DWS Janus Growth Opportunities VIP+
    DWS Large Cap Value VIP+
    DWS Mercury Large Cap Core VIP+
    DWS MFS(R) Strategic Value VIP+
    DWS Mid Cap Growth VIP+
    DWS Moderate Allocation VIP+
    DWS Money Market VIP+
    DWS Oak Strategic Equity VIP+
    DWS Legg Mason Aggressive Growth VIP+
    DWS Small Cap Growth VIP+
    DWS Strategic Income VIP+
    DWS Technology VIP+
    DWS Templeton Foreign Value VIP+
    DWS Turner Mid Cap Growth VIP+
METROPOLITAN SERIES FUND, INC. - CLASS B
    MFS Total Return Portfolio+
THE ALGER AMERICAN FUND  - CLASS S
    Alger American Leveraged AllCap Portfolio


--------------

+ This Variable Funding Option has been subject to a merger, substitution or name change. Please see "The Annuity Contract - The Variable Funding Options" for more information.



*THE TRAVELERS INSURANCE COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE INSURANCE COMPANY OF CONNECTICUT. THE TRAVELERS LIFE AND ANNUITY COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT. THE CHANGE WILL BE EFFECTIVE MAY 1, 2006 PENDING REGULATORY APPROVAL. YOU WILL RECEIVE A CONTRACT ENDORSEMENT NOTIFYING YOU OF THE NAME CHANGE ONCE IT HAS OCCURRED.



We also offer variable annuity contracts that do not have Purchase Payment Credits, and therefore may have lower fees. Over time, the value of the Purchase Payment Credits could be more than offset by higher charges. You should carefully consider whether or not this Contract is the most appropriate investment for you. The Contract is not offered to new purchasers.

This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2006. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415, call 1-866-376-0389 or access the SEC's website (http://www.sec.gov). See Appendix E for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


                          PROSPECTUS DATED MAY 1, 2006

                                TABLE OF CONTENTS



Glossary...................................................................................       3
Summary....................................................................................       5
Fee Table..................................................................................       9
Condensed Financial Information............................................................      16
The Annuity Contract.......................................................................      16
    Contract Owner Inquiries...............................................................      18
    Purchase Payments......................................................................      18
    Purchase Payment Credits...............................................................      18
    Accumulation Units.....................................................................      19
    The Variable Funding Options...........................................................      19
The Fixed Account..........................................................................      25
Charges and Deductions.....................................................................      25
    General................................................................................      25
    Withdrawal Charge......................................................................      26
    Free Withdrawal Allowance..............................................................      27
    Transfer Charge........................................................................      27
    Administrative Charges.................................................................      27
    Mortality and Expense Risk Charge......................................................      28
    Variable Liquidity Benefit Charge......................................................      28
    Enhanced Stepped-Up Provision Charge...................................................      28
    Guaranteed Income Solution Plus Benefit Charge.........................................      28
    Guaranteed Minimum Accumulation Benefit Charge .......................................       28
    Variable Funding Option Expenses.......................................................      28
    Premium Tax............................................................................      29
    Changes in Taxes Based upon Premium or Value...........................................      29
Transfers..................................................................................      29
    Market Timng/Excessive Trading.........................................................      29
    Dollar Cost Averaging..................................................................      30
Access to Your Money.......................................................................      31
    Systematic Withdrawals.................................................................      31
Ownership Provisions.......................................................................      32
    Types of Ownership.....................................................................      32
       Contract Owner......................................................................      32
       Beneficiary.........................................................................      32
       Annuitant...........................................................................      33
Death Benefit..............................................................................      33
    Death Proceeds before the Maturity Date................................................      33
    Enhanced Stepped-Up Provision..........................................................      35
    Payment of Proceeds....................................................................      36
    Spousal Contract Continuance...........................................................      37
    Beneficiary Contract Continuance.......................................................      38
    Planned Death Benefit..................................................................      38
    Death Proceeds after the Maturity Date.................................................      39
 Living Benefits...........................................................................      39
    Guaranteed Income Solution Benefits....................................................      39
    Guaranteed Minimum Accumulation Benefit................................................      46
The Annuity Period.........................................................................      51
    Maturity Date..........................................................................      51
    Allocation of Annuity..................................................................      52
    Variable Annuity.......................................................................      52
    Fixed Annuity..........................................................................      52
Payment Options............................................................................      53
    Election of Options....................................................................      53
    Annuity Options........................................................................      53
    Variable Liquidity Benefit.............................................................      53
Miscellaneous Contract Provisions..........................................................      54
    Right to Return........................................................................      54
    Termination............................................................................      54
    Required Reports.......................................................................      54
    Suspension of Payments.................................................................      54
The Separate Accounts......................................................................      55
    Performance Information................................................................      55
Federal Tax Considerations.................................................................      56
    General Taxation of Annuities..........................................................      56
    Types of Contracts: Qualified and Non-qualified........................................      56
    Qualified Annuity Contracts............................................................      56
       Taxation of Qualified Annuity Contracts.............................................      56
       Mandatory Distributions for Qualified Plans.........................................      56
    Non-qualified Annuity Contracts........................................................      57
       Diversification Requirements for
           Variable Annuities..............................................................      58
       Ownership of the Investments........................................................      58
       Taxation of Death Benefit Proceeds..................................................      58
    Other Tax Considerations...............................................................      58
       Treatment of Charges for Optional
           Death Benefits..................................................................      58
       Penalty Tax for Premature Distribution..............................................      58
       Puerto Rico Tax Considerations......................................................      58
       Non-Resident Aliens.................................................................      59
Other Information..........................................................................      59
    The Insurance Companies................................................................      59
    Financial Statements...................................................................      60
    Distribution of Variable Annuity Contracts.............................................      60
    Conformity with State and Federal Laws.................................................      61
    Voting Rights..........................................................................      62
    Restrictions on Financial Transactions.................................................      62
    Legal Proceedings......................................................................      62
Appendix A: Condensed Financial Information for MetLife of CT Separate Account Eleven .....     A-1
Appendix B: Condensed Financial Information for MetLife of CT Separate Account Twelve .....     B-1
Appendix C: The Fixed Account..............................................................     C-1
Appendix D: Nursing Home Waiver............................................................     D-1
Appendix E: Contents of the Statement of Additional Information ...........................     E-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus any associated Purchase Payment Credits, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.


HOME OFFICE -- -- the Home Office of MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut or any other office that we may designate for the purpose of administering this Contract.


MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

PURCHASE PAYMENT CREDIT -- an amount credited to your Contract Value that equals a percentage of each Purchase Payment made.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403 or 408 of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.


WE, US, OUR -- MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut.


WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
                        SCUDDER ADVOCATE REWARDS ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.


WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut ("the Company," "We" or "Us"). MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). MetLife Insurance Company of Connecticut sponsors the MetLife of CT Separate Account Eleven for Variable Annuities ("Separate Account Eleven"); MetLife Life and Annuity Company of Connecticut sponsors the MetLife of CT Separate Account Twelve for Variable Annuities ("Separate Account Twelve"). When we refer to the Separate Account, we are referring to either Separate Account Eleven or Separate Account Twelve, depending upon your issuing Company.



Contracts issued in your state may provide different features and benefits and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus. The Contract is no longer offered to new purchasers.


CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.


During the payout phase, you may choose one of a number of annuity options. You may receive income payments in the form of a variable annuity, a fixed annuity, or a combination of both. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.


WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b) or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you. See "The Annuity Contract" section for more information.


CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.


IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds) minus any Purchase Payment Credits. Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.


If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment minus any Purchase Payment Credits. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed) minus any Purchase Payment Credits. We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

During the right to return period, you will not bear any contract fees associated with the Purchase Payment Credits. If you exercise your right to return, you will be in at least the same position as if you had exercised the right to return in a variable annuity contract with no Purchase Payment Credit. You would, however, receive any gains, and we would bear any losses attributable to the Purchase Payment Credits.


CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. We also reserve the right to restrict transfers into the Fixed Account if the credited interest rate is equal to the minimum guaranteed interest rate specified under the Contract. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E charge at an annual rate of 1.40% for the Standard Death Benefit, 1.55% for the Step-Up Death Benefit, and 1.75% for the Roll-Up Death Benefit. For Contracts with a value of less than $100,000, we also deduct an annual contract administrative charge of $40. Each Underlying Fund also charges for management costs and other expenses.



We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments and any associated Purchase Payment Credits withdrawn. The maximum percentage is 8%, decreasing to 0% after nine full years.


If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.


Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 8% of the amounts withdrawn. Please refer to "Payment Options" for a description of this benefit.


If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted daily from amounts in the Variable Funding Options. There are several GMWB rider options, and the current charge for each rider, on an annual basis, is as follows: GMWB I: 0.40%; GMWB I Plus: 0.55%; GMWB II: 0.50%; GMWB II
Plus: 0.65%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

If you select the Guaranteed Minimum Accumulation Benefit ("GMAB"), a charge equal to 0.40% annually will be deducted from amounts in the Variable Funding Options.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments, Purchase Payment Credits and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and any credits and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.


For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts (see "Systematic Withdrawals").


HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? You may choose to purchase the Standard, Step-Up or Roll-Up Death Benefit. The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:


      - PURCHASE PAYMENT CREDITS. For each Purchase Payment you make, we will add a credit to your Contract Value as long as the greater age of the Contract Owner or Annuitant is 80 or less at the time the Purchase Payment is received. This credit will equal at least 4.5% of the Purchase Payment. The expenses for a Contract with Purchase Payment Credits are higher than a similar contract without Purchase Payment credits, and the additional expenses attributable to the credits may more than offset the amount of Purchase Payment Credit.



            For Credits issued on or after April 1, 2004 the current Purchase Payment Credit is equal to 6.0% of each Purchase Payment received. This Purchase Payment Credit increase does not apply retroactively to contracts issued before April 1, 2004. For contracts issued from April 1, 2004 until the date we change or rescind this Purchase Payment Credit increase, the 6.0% Purchase Payment Credit will apply to your initial purchase payment and each subsequent purchase payment received by us as long as the greater age of the Contract Owner or Annuitant is 80 or less at the time the Purchase Payment is received.


      - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

      - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

      - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

      - MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.

      - ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

      - SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

      - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(ies) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.


      - GUARANTEED MINIMUM WITHDRAWAL BENEFIT("GMWB" or "GUARANTEED INCOME SOLUTION"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. You may also purchase a version of this benefit that guarantees the periodic return of your Purchase Payments including any Purchase Payment Credits. The guarantee is subject to restrictions on withdrawals and other restrictions.


      - GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB"). For an additional charge, we will guarantee that your Contract Value will not be less than a minimum amount at the end of a specified number of years. The guaranteed amount is based on your Purchase Payments, including additional Purchase Payments you make within 12 months of electing the rider. Additional Purchase Payments made more than 12 months after you elect the rider will not increase the guaranteed amount. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount.

                                    FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE.......................................                  8%(1)

(as a percentage of the Purchase Payments and any associated Purchase Payment
Credits withdrawn)

TRANSFER CHARGE.........................................                 $10(2)

(assessed on transfers that exceed 12 per year)

VARIABLE LIQUIDITY BENEFIT CHARGE.......................                 8%(3)

(As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity
Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE...................                 $40(4)

----------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for nine years. The charge is as follows:

          YEARS SINCE PURCHASE PAYMENT MADE
-------------------------------------------------------
GREATER THAN OR EQUAL TO                  BUT LESS THAN                   WITHDRAWAL CHARGE
------------------------                  -------------                   -----------------
        0 years                              3 years                             8%
        3 years                              4 years                             7%
        4 years                              5 years                             6%
        5 years                              6 years                             5%
        6 years                              7 years                             4%
        7 years                              8 years                             3%
        8 years                              9 years                             2%
        9 years+                                                                 0%

(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after nine years. The charge is as follows:

       YEARS SINCE INITIAL PURCHASE PAYMENT
------------------------------------------------------
GREATER THAN OR EQUAL TO                 BUT LESS THAN                   WITHDRAWAL CHARGE
------------------------                 -------------                   -----------------
         0 years                            3 years                              8%
         3 years                            4 years                              7%
         4 years                            5 years                              6%
         5 years                            6 years                              5%
         6 years                            7 years                              4%

         7 years                            8 years                              3%
         8 years                            9 years                              2%
         9 years+                                                                0%

(4) We do not assess this charge if Contract Value is $100,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)


We will assess a minimum mortality and expense risk charge ("M&E") of 1.40% and an administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% charge for GMAB, a 0.40% charge for GMWB I, a 0.55% charge for GMWB I Plus, a 0.50% charge for GMWB II, a 0.65% charge for GMWB II Plus, and a 0.25% charge for GMWB III. Below is a summary of all the charges that may apply, depending on the death benefit and optional features you select:



                                                                                                  STEP-UP DEATH    ROLL-UP DEATH
                                                                         STANDARD DEATH BENEFIT      BENEFIT          BENEFIT
                                                                         ----------------------   -------------    -------------
Mortality and Expense Risk Charge.....................................           1.40%                 1.55%           1.75%
Administrative Expense Charge.........................................           0.15%                 0.15%           0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES
SELECTED..............................................................           1.55%                 1.70%           1.90%
Optional E.S.P. Charge................................................           0.20%                 0.20%           0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED.......           1.75%                 1.90%           2.10%
Optional GMAB Charge..................................................           0.40%                 0.40%           0.40%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY SELECTED.........           1.95%                 2.10%           2.30%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMAB
 SELECTED(5)..........................................................           2.15%                 2.30%           2.50%
Optional GMWB I Charge................................................           0.40%(6)              0.40%(6)        0.40%(6)
Optional GMWB I Plus Charge...........................................           0.55%(6)              0.55%(6)        0.55%(6)
Optional GMWB II Charge...............................................           0.50%(6)              0.50%(6)        0.50%(6)
Optional GMWB II Plus Charge..........................................           0.65%(6)              0.65%(6)        0.65%(6)
Optional GMWB III Charge..............................................           0.25%                 0.25%           0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY SELECTED.......           1.95%                 2.10%           2.30%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I PLUS ONLY
 SELECTED.............................................................           2.10%                 2.25%           2.45%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY SELECTED......           2.05%                 2.20%           2.40%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II PLUS ONLY
 SELECTED.............................................................           2.20%                 2.35%           2.55%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY SELECTED.....           1.80%                 1.95%           2.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I
 SELECTED.............................................................           2.15%                 2.30%           2.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I PLUS
 SELECTED.............................................................           2.30%                 2.45%           2.65%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II SELECTED           2.25%                 2.40%           2.60%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II PLUS
 SELECTED.............................................................           2.40%                 2.55%           2.75%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III
 SELECTED.............................................................           2.00%                 2.15%           2.35%

----------
(5)   GMAB and GMWB cannot both be elected.

(6) The maximum charge for GMWB I, GMWB I Plus, and GMWB II, and GMWB II Plus is 1.00%.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2005 (unless otherwise indicated):


The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-866-376-0389.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                                  MINIMUM    MAXIMUM
                                                                                  -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management
fees, distribution and/or service fees (12b-1) fees, and other expenses)           0.65%       7.01%






UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)



                                                           DISTRIBUTION                           CONTRACTUAL FEE   NET TOTAL
                                                              AND/OR                TOTAL ANNUAL      WAIVER         ANNUAL
                                              MANAGEMENT  SERVICE(12B-1)   OTHER     OPERATING    AND/OR EXPENSE    OPERATING
UNDERLYING FUND:                                 FEE           FEES       EXPENSES    EXPENSES     REIMBURSEMENT    EXPENSES**
----------------                              ----------  --------------  --------  ------------  ---------------  -----------
AIM VARIABLE INSURANCE FUNDS
    AIM V.I. Utilities Fund - Series I          0.60%           --          0.36%       0.96%            0.03%        0.93%(1)
CREDIT SUISSE TRUST
    Credit Suisse Trust Emerging Markets
       Portfolio                                1.25%           --          0.44%       1.69%              --         1.69%
    Credit Suisse Trust Global Small Cap
       Portfolio                                1.25%           --          0.32%       1.57%              --         1.57%
DREYFUS INVESTMENT PORTFOLIO
    Dreyfus MidCap Stock Portfolio -
       Service Shares*                          0.75%         0.25%         0.04%       1.04%              --         1.04%
DREYFUS SOCIALLY RESPONSIBLE GROWTH
       FUND, INC. - SERVICE SHARES*             0.75%         0.25%         0.06%       1.06%              --         1.06%
DWS INVESTMENTS VIT FUNDS
    DWS Equity 500 Index VIP - Class B2*        0.19%         0.25%         0.22%       0.66%            0.03%        0.63%(2)
    DWS RREEF Real Estate Securities VIP -
       Class B*                                 0.90%         0.25%         0.68%       1.83%              --         1.83%(3)
DWS VARIABLE SERIES I
    DWS Bond VIP - Class B*                     0.48%         0.25%         0.31%       1.04%              --         1.04%(4)
    DWS Capital Growth VIP - Class B*           0.46%         0.25%         0.18%       0.89%            0.03%        0.86%(5)

    DWS Global Opportunities VIP - Class B*     0.98%         0.25%         0.31%       1.54%              --         1.54%
    DWS Growth & Income VIP - Class B*          0.47%         0.25%         0.23%       0.95%            0.06%        0.89%(5)
    DWS Health Care VIP - Class B*              0.75%         0.25%         0.27%       1.27%              --         1.27%
    DWS International VIP - Class B*            0.86%         0.25%         0.30%       1.41%              --         1.41%
DWS VARIABLE SERIES II
    DWS Balanced VIP - Class B*                 0.45%         0.25%         0.21%       0.91%            0.02%        0.89%(6)(7)
    DWS Blue Chip VIP - Class B*                0.65%         0.25%         0.19%       1.09%              --         1.09%
    DWS Conservative Allocation VIP - Class
       B*                                       0.15%         0.25%         0.54%       0.94%              --         0.94%(8)
    DWS Core Fixed Income VIP - Class B*        0.60%         0.25%         0.22%       1.07%              --         1.07%
    DWS Davis Venture Value VIP - Class B*      0.94%         0.25%         0.22%       1.41%              --         1.41%
    DWS Dreman Financial Services VIP -
       Class B*                                 0.75%         0.25%         0.29%       1.29%              --         1.29%
    DWS Dreman High Return Equity VIP -
       Class B*                                 0.73%         0.25%         0.19%       1.17%              --         1.17%
    DWS Dreman Small Cap Value VIP - Class
       B*                                       0.75%         0.25%         0.19%       1.19%              --         1.19%
    DWS Global Thematic VIP - Class B*          1.00%         0.25%         0.54%       1.79%              --         1.79%
    DWS Government & Agency Securities VIP
       - Class B*                               0.55%         0.25%         0.22%       1.02%              --         1.02%
    DWS Growth Allocation VIP - Class B*        0.15%         0.25%         0.25%       0.65%              --         0.65%(8)
    DWS High Income VIP - Class B*              0.60%         0.25%         0.25%       1.10%              --         1.10%
    DWS Income Allocation VIP - Class B*        0.15%         0.25%         1.13%       1.53%              --         1.53%(8)
    DWS International Select Equity VIP -
       Class B*                                 0.75%         0.25%         0.26%       1.26%              --         1.26%(7)
    DWS Janus Growth & Income VIP - Class B*    0.75%         0.25%         0.26%       1.26%              --         1.26%(7)
    DWS Janus Growth Opportunities VIP -
       Class B*                                 0.75%         0.25%         0.25%       1.25%              --         1.25%(7)
    DWS Large Cap Value VIP - Class B*          0.75%         0.25%         0.21%       1.21%              --         1.21%
    DWS Mercury Large Cap Core VIP - Class
       B*                                       0.90%         0.25%         5.86%       7.01%              --         7.01%
    DWS MFS Strategic Value VIP - Class B*      0.95%         0.25%         0.45%       1.65%              --         1.65%(8)
    DWS Mid Cap Growth VIP - Class B*           0.75%         0.25%         0.40%       1.40%              --         1.40%
    DWS Moderate Allocation VIP - Class B*      0.15%         0.25%         0.26%       0.66%              --         0.66%
    DWS Money Market VIP - Class B*             0.46%         0.25%         0.18%       0.89%              --         0.89%
    DWS Oak Strategic Equity VIP - Class B*     0.75%         0.25%         0.35%       1.35%              --         1.35%(9)
    DWS Legg Mason Aggressive Growth VIP -
       Class B*                                 0.80%         0.25%         0.68%       1.73%              --         1.73%(10)

    DWS Small Cap Growth VIP - Class B*         0.65%         0.25%         0.22%       1.12%        0.03%        1.09%(6)
    DWS Strategic Income VIP - Class B*         0.65%         0.25%         0.35%       1.25%          --         1.25%
    DWS Technology VIP - Class B*               0.75%         0.25%         0.26%       1.26%          --         1.26%
    DWS Templeton Foreign Value VIP - Class
       B*                                       0.95%         0.25%         1.97%       3.17%          --         3.17%
    DWS Turner Mid Cap Growth VIP - Class B*    0.80%         0.25%         0.31%       1.36%          --         1.36%(9)
METROPOLITAN SERIES FUND, INC.
    MFS Total Return Portfolio -- Class B*++    0.57%         0.25%         0.16%       0.98%          --         0.98%(11)
THE ALGER AMERICAN FUND
    Alger American Leveraged AllCap
       Portfolio -- Class S*                    0.85%         0.25%         0.06%       1.16%          --         1.16%


----------

* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).



** Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees and expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.



NOTES



(1) Effective July 1, 2005, the Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses of Series I shares to 0.93% of average daily net assets excluding (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items;
      (v) expenses related to a merger or reorganizations as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Fee Waiver has been restated to reflect this agreement. This limitation agreement is in effect through April 30, 2007.



(2) Effective September 19, 2005, the Advisor has contractually agreed to waive its fees and/or reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.63% for Class B2 shares until April 30, 2009. Other expenses are based on estimated amounts for the current fiscal year.



(3) Restated on an annualized basis to reflect approved fee changes to take effect on or about June 1, 2006.



(4) Class B shares commenced operations on May 3, 2005. Other expenses are based on estimated amounts for the current fiscal year.



(5) Pursuant to their respective agreements with DWS Variable Series I, the investment manager, the underwriter and the accounting agent have agreed, for the three year period commencing on May 1, 2005, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of Class B shares of DWS Capital Growth VIP to 0.86% and DWS Growth & Income VIP to 0.89%.



(6) Pursuant to their respective agreements with DWS Variable Series II, the investment manager, the underwriter and the accounting agent have agreed, for the three year period commencing on May 1, 2005, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of Class B shares of DWS Balanced VIP to 0.89% and DWS Small Cap Growth VIP to 1.09%.



(7) The management fee in the table has been restated to reflect a new management fee schedule that became effective May 2, 2005.



(8) The table describes the fees and expenses that you may pay directly if you buy and hold Portfolio shares. The Portfolio will also indirectly bear its proportionate share of fees and expenses incurred by the underlying Portfolios in which the Portfolio is invested. These indirect fees and expenses are not reflected in the table above. The annualized estimated indirect expenses of the underlying portfolios for each Portfolio are as follows: 0.57% for the DWS Income Allocation VIP, 0.66% for the DWS Conservative Allocation VIP, 0.65% for the DWS Moderate Allocation VIP and 0.69% for the DWS Growth Allocation VIP.



(9) The management fee in the table has been restated to reflect a new management fee schedule that became effective October 1, 2005.



(10) The management fee in the table has been restated to reflect a new management fee schedule that became effective August 1, 2005.



(11) The management fee has been restated to reflect a new management fee schedule that became effective on May 1, 2006.

EXAMPLE



The example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. The example does not represent past or future expenses. Your actual expenses may be more or less than those shown.



The example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.



The example assumes you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. Your actual expenses will be less than those shown if you do not elect all of the available optional benefits. The GMAB and GIS cannot both be elected.



EXAMPLE -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and a Guaranteed Minimum Withdrawal Benefit (assuming the maximum 1.00% charge applies in all Contract Years).



                                     IF CONTRACT IS SURRENDERED AT THE     IF CONTRACT IS NOT SURRENDERED OR
                                            END OF PERIOD SHOWN:         ANNUITIZED AT THE END OF PERIOD SHOWN:
                                     ----------------------------------  -------------------------------------
FUNDING OPTION                       1 YEAR  3 YEARS  5 YEARS  10 YEARS  1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------   ------  -------  -------  --------  ------   -------   -------   --------
Underlying Fund with Maximum
Total Annual Operating Expenses....  $1,796  $ 3,649  $ 5,133  $  8,085  $  996   $ 2,849   $ 4,533   $  8,085
Underlying Fund with Minimum
Total Annual Operating Expenses....  $1,182  $ 1,954  $ 2,540  $  3,966  $  382   $ 1,154   $ 1,940   $  3,966


                         CONDENSED FINANCIAL INFORMATION

See Appendices A and B.

                              THE ANNUITY CONTRACT


Scudder Advocate Rewards Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.


The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments and any associated Purchase Payment Credits, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.


  The Contract is no longer available to new purchasers.The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.


                                            MAXIMUM AGE BASED ON THE OLDEST OF THE OWNER,
DEATH BENEFIT/OPTIONAL FEATURE             JOINT OWNER, OR ANNUITANT ON THE CONTRACT DATE
------------------------------             ----------------------------------------------
Standard Death Benefit                                           80
Annual Step Up Death Benefit                                     79
5% Roll Up Death Benefit                                         75
Enhanced Stepped-Up Provision (E.S.P)                            75

Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.


Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your tax adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-866-376-0389.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Initial Purchase Payments plus the total of any subsequent Purchase Payments may total more than $1,000,000 only with our prior consent. We may restrict Purchase Payments into the Fixed Account whenever the current credited interest rate for the Fixed Account is equal to the minimum guaranteed rate specified in your Contract.

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

We will credit any subsequent Purchase Payment to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

PURCHASE PAYMENT CREDITS


For Contracts issued prior to April 1, 2004, for each Purchase Payment you make, we will add credit to your Contract Value as long as the greater age of the Contract Owner or Annuitant is 80 or less at the time the Purchase Payment is received. The credit will equal 4.5% of the Purchase Payment.



For Contracts issued from April 1, 2004 until the date we change or rescind the Purchase Payment Credit increase, for each Purchase Payment you make, we will add a credit to your Contract Value as long as the greater age of the Contract Owner or Annuitant is 80 or less at the time the Purchase Payment is received. This credit will equal 6.0% of the Purchase Payment.



We reserve the right to change or rescind this Purchase Payment Credit increase for Contracts issued on or after March 31, 2006.


We will apply the Purchase Payment Credit to the funding options in the same ratio as the applicable Purchase Payment.

We will deduct the Purchase Payment Credit from any refunds made if:

      (a)   you return your Contract during the right to return period;

      (b) you (or the Annuitant, with no Contingent Annuitant surviving) die during the 12 months following the application of any Purchase Payment Credit; or

      (c) you surrender or terminate your Contract within 12 months after the application of any Purchase Payment Credit.

NOTE: We have applied to the SEC for permission to deduct the credit from refunds made under (b) or (c) for Purchase Payment Credits added to your Contract Value. Until the permission is granted, we will not deduct Purchase Payment Credits in such circumstances. The application for exemptive relief (File No. 812-13042) was filed on July 29, 2003.

If you return your Contract during the right to return period under (a), the amount we return to you will include any investment gains on the credit during the right to return period. However, if you have investment losses on the credit during the right to return period, we will recover the original amount of the credit. When we determine the amount of Purchase Payment Credits to deduct from any refund amount or death benefit under (b) or (c), we will not include a credit's investment gains or losses.

You should know that over time, particularly in a positive market, the costs associated with the Purchase Payment Credits may exceed the sum of the Purchase Payment Credits and related earnings. You should consider this possibility before purchasing the Contract.

Purchase Payment Credits are not included in your Remaining Benefit Base if you elect the Guaranteed Income Solution (also called "GMWB"). Purchase Payment Credits are included in your Remaining Benefit Base if you elect the Guaranteed Income Solution Plus (also called "GMWB II). Please refer to the description of the Guaranteed Income Solution Benefits for more information. Purchase Payment Credits are not included in your Base Calculation Amount under the GMAB. Please refer to the description of GMAB for more information.

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. Normally, we calculate the value of an Accumulation Unit for each funding option as of the close of regular trading (generally 4:00 p.m., Eastern Time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS


You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity contracts, variable life insurance policies, and in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.



We select the Underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or sub-adviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or sub-adviser is one of our affiliates or whether the Underlying Fund, its adviser, its sub-adviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative, marketing and other support services that would otherwise be provided by the Underlying Fund, the Underlying Fund's investment adviser, or its distributor. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. When we develop a variable product in cooperation with a fund family or distributor (e.g., a "private label" product), we will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from our selection criteria.



We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from owners. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund.



In certain circumstances, our ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. ("MetLife") and Legg Mason, Inc. ("Legg Mason") relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which we can remove an Underlying Fund, which, in some cases, may differ from our selection criteria. In addition, during the term of the agreement, subject to our fiduciary and other legal duties, we are generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. ("Citigroup") as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason.



If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for the purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund(s) may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.



You will find detailed information about the Underlying Funds and their inherent risks in the current prospectuses for the Underlying Funds. Since each Variable Funding Option has varying degrees of risk, please read the prospectuses carefully before investing. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request additional copies of the prospectuses.



ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC and Met Investors Advisory LLC) or sub-adviser of an Underlying Fund, or its affiliates, may compensate us and/or certain of our affiliates for administrative or other services relating to the Underlying Funds. The amount of this compensation is not deducted from Fund assets and does not decrease the Fund's investment return. The amount of the compensation is based on a percentage of assets of the Underlying Fund attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or sub-advisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%. Additionally, an investment adviser or sub-adviser of an Underlying Fund or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or sub-adviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.



We and/or certain of our affiliated insurance companies are joint members of our affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory LLC, which are organized as "limited liability companies." Our membership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Funds. We may benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee Table--Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for information on the management fees paid by the advisers to the sub-advisers.)



Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the Underlying Fund's prospectus. (See "Fee Table--Underlying Fund Fees and Expenses" and "Other Information--Distribution of Variable Annuity Contracts.") The payments are deducted from the assets of the Underlying Funds and are paid to our distributor, MLI Distribution LLC. These payments decrease the Funds' investment return.



The agreement described above between MetLife and Legg Mason also obligates Legg Mason affiliates to continue on their current terms certain arrangements under which we receive payments in connection with our provision of administrative, marketing or other support services to the Underlying Funds advised or sub-advised by Legg Mason affiliates.



Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment adviser and fees. You may obtain an Underlying Fund prospectus by calling 1-800-842-9406 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.



The current Underlying Funds are listed below, along with their investment advisers and any subadviser:



FUNDING                                                  INVESTMENT                               INVESTMENT
OPTION                                                   OBJECTIVE                            ADVISER/SUBADVISER
------                                                   ---------                            ------------------
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Utilities Fund - Series I     The Fund's investment objective is          A I M Advisors, Inc.
                                          capital growth and current income.

CREDIT SUISSE TRUST
   Credit Suisse Trust Emerging           Seeks long-term growth of capital.          Credit Suisse Asset Management, LLC
     Markets Portfolio                                                                Subadviser: Credit Suisse Asset
                                                                                      Management Limited (U.K.),
                                                                                      (Australia)

   Credit Suisse Trust Global Small       Seeks long-term growth of capital.          Credit Suisse Asset Management, LLC
     Cap Portfolio                                                                    Subadviser: Credit Suisse Asset
                                                                                      Management Limited (U.K.),
                                                                                      (Australia)

DREYFUS INVESTMENT PORTFOLIO
   Dreyfus MidCap Stock Portfolio -       Seeks investment results that are           The Dreyfus Corporation
     Service Shares                       greater than the total return
                                          performance of publicly traded common
                                          stocks of medium-sized domestic
                                          companies in the aggregate, as
                                          represented by the Standard &Poor's
                                          MidCap 400 Index (S&P 400).

DREYFUS SOCIALLY RESPONSIBLE              Seeks capital growth with current           The Dreyfus Corporation
  GROWTH FUND, INC. - SERVICE             income as a secondary objective.
  SHARES
DWS INVESTMENTS VIT FUNDS
   DWS Equity 500 Index VIP - Class B2    The fund seeks to replicate, as closely     Deutsche Asset Management Inc.
                                          as possible, before the deduction of        Subadviser: Northern Trust
                                          expenses, the performance of the            Investments, Inc.
                                          Standard &Poor's 500 Composite Stock
                                          Price Index (the "S&P 500 Index"),
                                          which emphasizes stocks of large US
                                          companies.

   DWS RREEF Real Estate Securities       Seeks long-term capital appreciation        Deutsche Asset Management Inc.
     VIP - Class B                        and current income through investments
                                          in real estate securities.

DWS VARIABLE SERIES I
   DWS Bond VIP - Class B                 The portfolio seeks to maximize total       Deutsche Investment Management
                                          return consistent with preservation of      Americas Inc.
                                          capital and prudent investment              Subadviser: Deutsche Asset
                                          management, by investing for both           Management Services, Ltd.
                                          current income and capital appreciation.

   DWS Capital Growth VIP - Class B       Seeks to maximize long-term capital         Deutsche Investment Management
                                          growth through a broad and flexible         Americas Inc.
                                          investment program.

   DWS Global Opportunities VIP -         Seeks above-average capital                 Deutsche Investment Management
     Class B                              appreciation over the long-term.            Americas Inc.
   DWS Growth & Income VIP - Class B      Seeks long-term growth of capital,          Deutsche Investment Management
                                          current income and growth of income.        Americas Inc.

   DWS Health Care VIP - Class B          Under normal circumstances, the             Deutsche Investment Management
                                          portfolio seeks long-term growth of         Americas Inc.
                                          capital by investing at least 80% of
                                          total assets, plus the amount of any
                                          borrowings for investment purposes in
                                          common stocks in the health care sector.

   DWS International VIP - Class B        Seeks long-term growth of capital.          Deutsche Investment Management
                                                                                      Americas Inc.
                                                                                      Subadviser: Deutsche Asset
                                                                                      Management Services, Ltd.

DWS VARIABLE SERIES II
   DWS Balanced VIP - Class B             Seeks a high total return, a                Deutsche Investment Management
                                          combination of income and capital           Americas Inc.
                                          appreciation.                               Subadviser: Deutsche Asset
                                                                                      Management Investors Services, Ltd.

   DWS Blue Chip VIP - Class B            Seeks growth of capital and income.         Deutsche Investment Management
                                                                                      Americas Inc.

   DWS Conservative Allocation VIP -      Seeks a balance of current income and       Deutsche Investment Management
     Class B                              long-term growth of capital with an         Americas Inc.
                                          emphasis on current income. T

   DWS Core Fixed Income VIP - Class B    Seeks high current income.                  Deutsche Investment Management
                                                                                      Americas Inc.

   DWS Davis Venture Value VIP -          Seeks growth of capital.                    Deutsche Investment Management
     Class B                                                                          Americas Inc.
                                                                                      Subadviser: Davis Selected
                                                                                      Advisers, L.P.

   DWS Dreman Financial Services VIP      Seeks to provide long-term capital          Deutsche Investment Management
     - Class B                            appreciation.                               Americas Inc.
                                                                                      Subadviser: Dreman Value
                                                                                      Management, L.L.C.

   DWS Dreman High Return Equity VIP      Seeks a high rate of return.                Deutsche Investment Management
     - Class B                                                                        Americas Inc.
                                                                                      Subadviser: Dreman Value
                                                                                      Management, L.L.C.

   DWS Dreman Small Cap Value VIP -       Seeks long-term capital appreciation.       Deutsche Investment Management
     Class B                                                                          Americas Inc.
                                                                                      Subadviser: Dreman Value
                                                                                      Management, L.L.C.

   DWS Global Thematic VIP - Class B      Seeks long-term capital growth.             Deutsche Investment Management
                                                                                      Americas Inc.

   DWS Government & Agency Securities     Seeks high current income consistent        Deutsche Investment Management
     VIP - Class B                        with preservation of capital.               Americas Inc.

   DWS Growth Allocation VIP - Class B    Seeks long-term growth of capital.          Deutsche Investment Management
                                                                                      Americas Inc.

   DWS High Income VIP - Class B          Seeks to provide a high level of            Deutsche Investment Management
                                          current income.                             Americas Inc.

   DWS Income Allocation VIP - Class B    Seeks current income and secondarily        Deutsche Investment Management
                                          long-term growth of capital.                Americas Inc.

   DWS International Select Equity        Seeks capital appreciation.                 Deutsche Investment Management
     VIP - Class B                                                                    Americas Inc.
                                                                                      Subadviser: Deutsche Asset
                                                                                      Management Investments Services,
                                                                                      Ltd.

   DWS Janus Growth & Income VIP -        Seeks long-term capital growth and          Deutsche Investment Management
     Class B                              current income.                             Americas Inc.
                                                                                      Subadviser: Janus Capital
                                                                                      Management, LLC

   DWS Janus Growth Opportunities VIP     Seeks long-term growth of capital in a      Deutsche Investment Management
     - Class B                            manner consistent with the preservation     Americas Inc.
                                          of capital.                                 Subadviser: Janus Capital
                                                                                      Management, LLC

   DWS Large Cap Value VIP - Class B      Seeks a high rate of total return.          Deutsche Investment Management
                                                                                      Americas Inc.
   DWS Mercury Large Cap Core VIP -       Seeks long-term capital growth.             Deutsche Investment Management
     Class B                                                                          Americas Inc.
                                                                                      Subadviser: Fund Asset
                                                                                      Management, L.P.

   DWS MFS(R) Strategic Value VIP -       Seeks to provide capital appreciation.      Deutsche Investment Management
     Class B                                                                          Americas Inc.
                                                                                      Subadviser: Massachusetts
                                                                                      Financial Services Company

   DWS Mid Cap Growth VIP - Class B       The portfolio seeks capital                 Deutsche Investment Management
                                          appreciation through the use of             Americas Inc.
                                          aggressive investment techniques.

   DWS Moderate Allocation VIP -          Seeks a balance of long-term growth of      Deutsche Investment Management
     Class B                              capital and current income with an          Americas Inc.
                                          emphasis on growth of capital.

   DWS Money Market VIP - Class B         Seeks to maintain stability of capital      Deutsche Investment Management
                                          and, consistent therewith, to maintain      Americas Inc.
                                          the liquidity of capital and to provide
                                          current income.

   DWS Oak Strategic Equity VIP -         Seeks long-term capital growth.             Deutsche Investment Management
     Class B                                                                          Americas Inc.
                                                                                      Subadviser: Oak Associates, Ltd.

   DWS Legg Mason Aggressive Growth VIP   Seeks long-term capital growth.             Deutsche Investment Management
     - Class B                                                                        Americas Inc.
                                                                                      Subadviser: INVESCO

   DWS Small Cap Growth VIP - Class B     Seeks maximum appreciation of               Deutsche Investment Management
                                          investors' capital.                         Americas Inc.

   DWS Strategic Income VIP - Class B     Seeks high current income.                  Deutsche Investment Management
                                                                                      Americas Inc.

   DWS Technology VIP - Class B           Seeks growth of capital.                    Deutsche Investment Management
                                                                                      Americas Inc.

   DWS Templeton Foreign Value VIP -      Seeks long-term capital growth.             Deutsche Investment Management
     Class B                                                                          Americas Inc.
                                                                                      Subadviser: Templeton Investment
                                                                                      Counsel, LLC

   DWS Turner Mid Cap Growth VIP -        Seeks capital appreciation.                 Deutsche Investment Management
     Class B                                                                          Americas Inc.
                                                                                      Subadviser: Turner Investment
                                                                                      Partners, Inc.

METROPOLITAN SERIES FUND, INC.
   MFS Total Return Portfolio -           Seeks a favorable total return through      MetLife Advisers, LLC
     Class B                              investment in a diversified portfolio.      Subadviser: Massachusetts
                                                                                      Financial Services Company

THE ALGER AMERICAN FUND
   Alger American Leveraged AllCap        Seeks long-term capital appreciation.       Fred Alger Management, Inc.
     Portfolio - Class S



++Fees and expenses for this Portfolio are based on the Portfolio's fiscal year ended October 31, 2005.

ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS



UNDERLYING FUND NAME CHANGES



                    FORMER NAME                                       NEW NAME
                    -----------                                       --------
SCUDDER INVESTMENTS VIT FUNDS                         DWS INVESTMENTS VIT FUNDS
   Scudder VIT Equity 500 Index Fund                     DWS Equity 500 Index VIP
   Scudder Real Estate Securities Portfolio              DWS RREEF Real Estate Securities VIP
SCUDDER VARIABLE SERIES I                             DWS VARIABLE SERIES I
   Bond Portfolio                                        DWS Bond VIP
   Capital Growth Portfolio                              DWS Capital Growth VIP
   Global Discovery Portfolio                            DWS Global Opportunities VIP
   Growth and Income Portfolio                           DWS Growth & Income VIP
   Health Sciences Portfolio                             DWS Health Care VIP
   International Portfolio                               DWS International VIP
SCUDDER VARIABLE SERIES II                            DWS VARIABLE SERIES II
   Scudder Blue Chip Portfolio                           DWS Blue Chip VIP
   Scudder Conservative Income Strategy Portfolio        DWS Income Allocation VIP
   Scudder Fixed Income Portfolio                        DWS Core Fixed Income VIP
   Scudder Global Blue Chip Portfolio                    DWS Global Thematic VIP
   Scudder Government & Agency Securities Portfolio      DWS Government & Agency Securities VIP
   Scudder Growth & Income Strategy Portfolio            DWS Moderate Allocation VIP
   Scudder Growth Strategy Portfolio                     DWS Growth Allocation VIP
   Scudder High Income Portfolio                         DWS High Income VIP
   Scudder Income & Growth Strategy Portfolio            DWS Conservative Allocation VIP
   Scudder International Select Equity Portfolio         DWS International Select Equity VIP
   Scudder Large Cap Value Portfolio                     DWS Large Cap Value VIP
   Scudder Mercury Large Cap Core Portfolio              DWS Mercury Large Cap Core VIP
   Scudder Mid Cap Growth Portfolio                      DWS Mid Cap Growth VIP
   Scudder Money Market Portfolio                        DWS Money Market VIP
   Scudder Salomon Aggressive Growth Portfolio           DWS Legg Mason Aggressive Growth VIP
   Scudder Small Cap Growth Portfolio                    DWS Small Cap Growth VIP
   Scudder Strategic Income Portfolio                    DWS Strategic Income VIP
   Scudder Technology Growth Portfolio                   DWS Technology VIP
   Scudder Templeton Foreign Value Portfolio             DWS Templeton Foreign Value VIP
   Scudder Total Return Portfolio                        DWS Balanced VIP
   SVS Davis Venture Value Portfolio                     DWS Davis Venture Value VIP
   SVS Dreman Financial Services Portfolio               DWS Dreman Financial Services VIP
   SVS Dreman High Return Equity Portfolio               DWS Dreman High Return Equity VIP
   SVS Dreman Small Cap Value Portfolio                  DWS Dreman Small Cap Value VIP
   SVS Janus Growth and Income Portfolio                 DWS Janus Growth & Income VIP
   SVS Janus Growth Opportunities Portfolio              DWS Janus Growth Opportunities VIP
   SVS MFS Strategic Value Portfolio                     DWS MFS Strategic Value VIP
   SVS Oak Strategic Equity Portfolio                    DWS Oak Strategic Equity VIP
   SVS Turner Mid Cap Growth Portfolio                   DWS Turner Mid Cap Growth VIP



UNDERLYING FUND SUBSTITUTIONS



The following new Underlying Funds were substituted for the former Underlying Funds.



      FORMER UNDERLYING FUND                               NEW UNDERLYING FUND
      ----------------------                               -------------------
THE ALGER AMERICAN FUND                               METROPOLITAN SERIES FUND, INC.
  Alger American Balanced Portfolio                     MFS Total Return Portfolio

                                  FIXED ACCOUNT


We may offer our Fixed Account as a funding option. Please refer to your Contract and Appendix C for more information.

                             CHARGES AND DEDUCTIONS

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

      - the ability for you to make withdrawals and surrenders under the Contracts

      - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

      - the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs)

      - administration of the annuity options available under the Contracts and

      -     the distribution of various reports to Contract Owners

Costs and expenses we incur include:

      - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

      - sales and marketing expenses including commission payments to your sales agent and

      -     other costs of doing business

Risks we assume include:


      - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

      - that the amount of the death benefit will be greater than the Contract Value and

      - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.


The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.


WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments and any associated Purchase Payment Credits are withdrawn before they have been in the Contract for nine years. We will assess the charge as a percentage of the Purchase Payment and any associated Purchase Payment Credits withdrawn as follows:

        YEARS SINCE PURCHASE PAYMENT MADE
-----------------------------------------------------
GREATER THAN OR EQUAL TO                BUT LESS THAN                   WITHDRAWAL CHARGE
------------------------                -------------                   -----------------
        0 years                            3 years                              8%
        3 years                            4 years                              7%
        4 years                            5 years                              6%
        5 years                            6 years                              5%
        6 years                            7 years                              4%
        7 years                            8 years                              3%
        8 years                            9 years                              2%
        9 years+                                                                0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

      (a) any Purchase Payment and any associated Purchase Payment Credits to which no withdrawal charge applies, then

      (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

      (c) any remaining Purchase Payment and any associated Purchase Payment Credits to which a withdrawal charge applies (on a first-in, first-out basis), then

      (d)   any Contract earnings

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments and associated credits are distributed:

      - due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving) or

      -     under the Managed Distribution Program or

      - under the Nursing Home Confinement provision (as described in Appendix B)

FREE WITHDRAWAL ALLOWANCE

Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually. We calculate the available withdrawal amount as of the end of the previous Contract Year. If you have Purchase Payments and any associated Purchase Payment Credits that are no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance or (b) the total amount of Purchase Payments, and any associated Purchase Payment Credits, no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments and any associated Purchase Payment Credits no longer subject to a withdrawal charge. The free withdrawal provision applies to all withdrawals except those transferred directly to annuity contracts issued by other financial institutions. The free withdrawal allowance is not cumulative from year to year.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES


There are two administrative charges: the $40 annual Contract administrative charge and the administrative expense charge. We will deduct the annual Contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract. We will prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a Contract administrative charge from the Fixed Account or:


      (1)   from the distribution of death proceeds;

      (2)   after an annuity payout has begun; or

      (3) if the Contract Value on the date of assessment equals or is greater than $100,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, a maximum of 0.15 % of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Standard Death Benefit, the M&E charge equals 1.40% annually. If you choose the Annual Step-Up Death Benefit, the M&E charge is 1.55% annually. If you choose the Roll-Up Death Benefit, the M&E charge is 1.75% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 8% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

        YEARS SINCE INITIAL PURCHASE PAYMENT
------------------------------------------------------
GREATER THAN OR EQUAL TO                 BUT LESS THAN                  WITHDRAWAL CHARGE
------------------------                 -------------                  -----------------
        0 years                             3 years                             8%
        3 years                             4 years                             7%
        4 years                             5 years                             6%
        5 years                             6 years                             5%
        6 years                             7 years                             4%
        7 years                             8 years                             3%
        8 years                             9 years                             2%
        9 years+                                                                0%

Please refer to Payment Options for a description of this benefit.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 0.20% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both under age 75 on the Contract Date.

GUARANTEED INCOME SOLUTION BENEFIT ("GMWB") CHARGE

If you elect to add a GMWB rider to your contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB I Plus: 0.55%; GMWB II: 0.50%; GMWB II Plus: 0.65%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

GUARANTEED MINIMUM ACCUMULATION BENEFIT CHARGE

If the GMAB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 0.40% of the amounts held in each funding option.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING


Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).



We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., the Credit Suisse Trust Emerging Markets Portfolio, Credit Suisse Trust Global Small Cap Portfolio, DWS High Income VIP, DWS Global Opportunities VIP, DWS International VIP, DWS International Select Equity VIP, DWS Small Cap Growth VIP, DWS Strategic Income VIP, DWS Templeton Foreign Value VIP and DWS Dreman Small-Cap Value VIP (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.



Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:



- reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or



- reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Owner.



Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.



The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.



The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract Owners and other persons with interests in the Contracts should be aware that we currently may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, under rules recently adopted by the Securities and Exchange Commission, effective October 16, 2006 we will be required to (1) enter into a written agreement with each Underlying Fund or its principal underwriter that will obligate us to provide to the Underlying Fund promptly upon request, certain information about trading activity of individual Contract Owners, and (2) execute instructions from the Underlying Funds to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.



In addition, Contract Owners and other persons with interests in the Contracts should be aware that some Underlying Funds may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds.



In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.


DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under a 6 Month, 12 Month or 24 Month program. The programs may have different credited interest rates. We must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. Under each program, the interest will accrue only on the remaining amounts in the Special DCA Program. For example, under the 12 Month program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete program enrollment instructions within 15 days of receipt of the initial program Purchase Payment, the entire balance in the program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA Program.

                              ACCESS TO YOUR MONEY

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.


If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals upon 30 days' written notice to Contract Owners (where allowed by state law).


Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.



MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See "Federal Tax Considerations".) These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.


                              OWNERSHIP PROVISIONS

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership or make additional Purchase Payments.

Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:


      -     the death benefit will not be payable upon the Annuitant's death



      -     the Contingent Annuitant becomes the Annuitant



      -     all other rights and benefits will continue in effect


When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. At purchase, you elect the Standard Death Benefit, the Step-Up Benefit (also referred to as the "Annual Step-Up") or the Roll-Up Benefit. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance ("Death Report Date").

Three different types of death benefits are available under the Contract prior to the Maturity Date:

      -     Standard Death Benefit

      -     Annual Step-Up Death Benefit

      -     Roll-Up Death Benefit

The Annual Step-Up and Roll-Up Death Benefits may not be available in all jurisdictions. There are age restrictions on certain death benefits (see The Annuity Contract section).

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

STANDARD DEATH BENEFIT: We will pay the beneficiary an amount equal to the greater of (1) or (2) below, each reduced by any applicable premium tax not previously deducted:

      (1)   your Contract Value on the Death Report Date, or

      (2)   your Adjusted Purchase Payment, described below*

ANNUAL STEP-UP DEATH BENEFIT: We will pay the beneficiary an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax not previously deducted:

      (1)   your Contract Value on the Death Report Date,

      (2)   your Adjusted Purchase Payment described below or*

      (3)   the Step-Up Value, if any, as described below

ROLL-UP DEATH BENEFIT

If the Annuitant dies before age 80, the death              - the Contract Value on the Death Report Date
benefit will be the greatest of:                            - your adjusted Purchase Payment, described below*
                                                            - the Step-Up Value, if any, described below or
                                                            - the Roll-Up Death Benefit Value, described below; or

If the Annuitant dies on or after age 80, the               - the Contract Value on the Death Report Date
death benefit will be the greatest of:                      - your adjusted Purchase Payment, described below;*
                                                            - the Step-Up Value, if any, as described below or
                                                            - the Roll-Up Death Benefit Value, described
                                                              below, on the Annuitant's 80th birthday, plus
                                                              any additional Purchase Payments and minus
                                                              any partial surrender reductions (as described
                                                              below) that occur after the Annuitant's 80th
                                                              birthday


* If you have elected a GMWB Rider (Guaranteed Income Solution) your adjusted Purchase Payment will NOT be calculated as described below but will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date you purchase the rider.


ADJUSTED PURCHASE PAYMENT. The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever an additional Purchase Payment is made, the Adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a

Partial Surrender Reduction, described below. Purchase Payment Credits are not considered Purchase Payments for the purposes of this calculation.

STEP-UP VALUE. The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary less any Purchase Payment Credits applied within the last 12 months. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value less any Purchase Payment Credits applied within 12 months is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value less any Purchase Payment Credits applied within the last 12 months. If the Step-Up Value is greater than the Contract Value less any Purchase Payment Credits applied within the last 12 months, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of the Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a partial surrender reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or withdrawals as described below.

ROLL-UP DEATH BENEFIT VALUE. On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. Purchase Payment Credits are not considered Purchase Payments. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal (a) plus (b) minus (c), increased by 5%, where:

      (a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

      (b)   is any Purchase Payment made during the previous Contract Year

      (c) is any Partial Surrender Reduction (as described below) during the previous Contract Year.

On dates other than the Contract Date anniversary, the Roll-Up Death Benefit Value will equal a) plus b) minus c) where:

      (a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

      (b) is any Purchase Payment made since the previous Contract Date anniversary

      (c) is any Partial Surrender Reduction (as described below) since the previous Contract Date anniversary

The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all partial surrender reductions** (as described below).

** Your Roll-Up Death Benefit will be subjected to the partial surrender reduction below even if you have elected the GMWB Rider (Guaranteed Income Solution).

PARTIAL SURRENDER REDUCTIONS.

ADJUSTED PURCHASE PAYMENT: The Partial Surrender Reduction equals (1) the Adjusted Purchase Payment in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender less any Purchase Payment Credits applied within 12 months of the surrender.

For example, assume your current Contract Value is $55,000. If your current Adjusted Purchase Payment is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Adjusted Purchase Payment as follows:


      $50,000 x ($10,000/$55,000) = $9,090



Your new Step-Up Value would be $50,000-$9,090, or $40,910.


The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Adjusted Purchase Payment is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Adjusted Purchase Payment as follows:


      $50,000 x ($10,000/$30,000) = $16,666



Your new adjusted Purchase Payment would be $50,000-$16,666, or $33,334.


STEP-UP AND ROLL-UP VALUE: The Partial Surrender Reduction equals (1) the death benefit value (Step-Up or Roll-Up Value) in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender less any Purchase Payment Credits applied within 12 months of the surrender.

For example, assume your current Contract Value is $55,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:


      $50,000 x ($10,000/$55,000) = $9,090



Your new Step-Up Value would be $50,000-$9,090, or $40,910.


The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:


      $50,000 x ($10,000/$30,000) = $16,666



Your new Step-Up Value would be $50,000-$16,666, or $33,334.


ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are received both after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT is equal to the Contract Value as of the rider effective date. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:


      $50,000 x ($10,000/$55,000) = $9,090


You new modified Purchase Payment would be $50,000 -- $9,090 = $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

      50,000 x (10,000/30,000) = 16,666


Your new modified Purchase Payment would be $50,000 -- $16,666 = $33,334


PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS


                                                                                                 MANDATORY
BEFORE THE MATURITY DATE,        THE COMPANY WILL                                               PAYOUT RULES
 UPON THE DEATH OF THE          PAY THE PROCEEDS TO:                UNLESS. . .                    APPLY*
-------------------------      ---------------------     ---------------------------------      -------------
OWNER (WHO IS NOT THE          The beneficiary(ies),     Unless, the beneficiary elects to           Yes
ANNUITANT) (WITH NO JOINT      or if none, to the        continue the Contract rather
OWNER)                         Contract Owner's          than receive the distribution.
                               estate.
OWNER (WHO IS THE              The beneficiary(ies),     Unless, the beneficiary elects to           Yes
ANNUITANT) (WITH NO JOINT      or if none, to the        continue the Contract rather
OWNER)                         Contract Owner's          than receive the distribution.
                               estate.
NON-SPOUSAL JOINT OWNER        The surviving joint                                                   Yes
(WHO IS NOT THE ANNUITANT)     owner.

                                                                                                 MANDATORY
BEFORE THE MATURITY DATE,        THE COMPANY WILL                                               PAYOUT RULES
 UPON THE DEATH OF THE          PAY THE PROCEEDS TO:                UNLESS. . .                    APPLY*
-------------------------      ---------------------     ---------------------------------      -------------
NON-SPOUSAL JOINT OWNER        The beneficiary(ies),     Unless the beneficiary elects to       Yes
(WHO IS THE ANNUITANT)         or if none, to the        continue the Contract rather
                               surviving joint owner.    than receive the distribution.

SPOUSAL JOINT OWNER (WHO IS    The surviving joint       Unless the spouse elects to            Yes
NOT THE ANNUITANT)             owner.                    continue the Contract.

SPOUSAL JOINT OWNER (WHO IS    The beneficiary(ies),     Unless the spouse elects to            Yes
THE ANNUITANT)                 or if none, to the        continue the Contract.
                               surviving joint owner.
                                                         A spouse who is not the
                                                         beneficiary may decline to
                                                         receive the proceeds and
                                                         instruct the company to pay
                                                         the beneficiary who may elect
                                                         to continue the Contract.

ANNUITANT (WHO IS NOT THE      The beneficiary(ies),     Unless the beneficiary elects to       Yes
CONTRACT OWNER)                or if none, to the        continue the Contract rather
                               Contract Owner            than receive the distribution.

                                                         But if, there is a Contingent
                                                         Annuitant, then the Contingent
                                                         Annuitant becomes the
                                                         Annuitant and the Contract
                                                         continues in effect (generally
                                                         using the original Maturity
                                                         Date). The proceeds will then
                                                         be paid upon the death of the
                                                         Contingent Annuitant or owner.
ANNUITANT (WHO IS THE          See death of "owner                                              Yes
CONTRACT OWNER)                who is the
                               Annuitant" above.

ANNUITANT (WHERE OWNER IS A    The beneficiary (ies)                                            Yes (Death of
NON-NATURAL ENTITY/TRUST)      (or if none, to the                                              Annuitant is
                               owner.                                                           treated as death
                                                                                                of the owner in
                                                                                                these
                                                                                                circumstances.)

CONTINGENT ANNUITANT           No death proceeds                                                N/A
(ASSUMING ANNUITANT IS STILL   are payable;
ALIVE)                         Contract continues.

BENEFICIARY                    No death proceeds                                                N/A
                               are payable;
                               Contract continues.

CONTINGENT BENEFICIARY         No death proceeds                                                N/A
                               are payable;
                               Contract continues.


                               QUALIFIED CONTRACTS

                                                                                                 MANDATORY
BEFORE THE MATURITY DATE,        THE COMPANY WILL                                               PAYOUT RULES
 UPON THE DEATH OF THE          PAY THE PROCEEDS TO:                UNLESS. . .                    APPLY*
-------------------------      ---------------------     ---------------------------------      -------------
OWNER/ANNUITANT                The beneficiary (ies),    Unless the beneficiary elects to       Yes
                               or if none, to the        continue the Contract rather
                               Contract Owner's          than receive a distribution.
                               estate.

BENEFICIARY                    No death proceeds                                                N/A
                               are payable;
                               Contract continues.

                                                                                                 MANDATORY
BEFORE THE MATURITY DATE,        THE COMPANY WILL                                               PAYOUT RULES
 UPON THE DEATH OF THE          PAY THE PROCEEDS TO:                UNLESS. . .                    APPLY*
-------------------------      ---------------------     ---------------------------------      -------------
CONTINGENT BENEFICIARY         No death proceeds                                                N/A
                               are payable;
                               Contract continues.

* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun at the death of the Annuitant, the 5 year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments and any associated credits made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

      -     transfer ownership

      -     take a loan

      -     make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

      - as a variable or fixed annuity for life or a period that does not exceed the beneficiary's life expectancy, or

      - under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                                 LIVING BENEFITS

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "GUARANTEED INCOME SOLUTION")


For an additional charge, you may elect an optional rider for your Contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your Contract each year.


AVAILABILITY AND ELIGIBILITY We offer different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This prospectus offers several different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. The GMWB riders described in this prospectus are called "GMWB I", "GMWB I Plus", "GMWB II", "GMWB II Plus", and "GMWB III". The availability of each rider is shown below.

                              AVAILABLE GMWB RIDERS


NAME OF              GMWB I         GMWB I PLUS         GMWB II         GMWB II PLUS        GMWB III
RIDER:
------------      -------------    -------------    ---------------   ---------------    ---------------
ALSO CALLED:       Guaranteed       Guaranteed        Guaranteed        Guaranteed          Guaranteed
                     Income           Income            Income            Income              Income
                    Solution       Solution Plus       Solution        Solution Plus      Solution Value

AVAILABILITY:     Not available    Available if     Available on or      No longer       Available on or
                  for purchase     approved in      after March 21,      available.      after March 21,
                   on or after      your state.         2005 if                             2005 if
                    March 21,                         approved in                          approved in
                  2005, unless                         your state                          your state.
                   GMWB II is
                      not
                   approved in
                   your state


The primary difference between GMWB I and GMWB I Plus, and the primary difference between GMWB II and GMWB II Plus, is the manner in which we treat Purchase Payment Credits. GMWB I and GMWB II exclude Purchase Payment Credits from the guarantees provided under the benefit, whereas GMWB I Plus and GMWB II Plus include Purchase Payment Credits within the guarantees provided under the benefit. The charges for GMWB I Plus and GMWB II Plus are higher than the charges for GMWB I and GMWB II. You should consider whether the additional cost for GMWB I Plus or GMWB II Plus are appropriate for you based on the additional guarantees provided under those benefits.

You may elect a GMWB rider only at the time of your initial purchase of the Contract. You may not elect a GMWB rider if you have also elected the GMAB rider offered under this Contract. You may not elect a GMWB rider if you have a loan outstanding, and you may not take out a loan once you elect a GMWB rider.

REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount that is guaranteed is called the "remaining benefit base" or "RBB."

If you elect GMWB I, GMWB II, or GMWB III, your initial RBB is equal to your initial Purchase Payment if you elect GMWB when you purchase your contract. Your initial RBB does not include Purchase Payment Credits. If you elect GMWB I Plus or GMWB II Plus, the initial RBB includes Purchase Payment Credits.

The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.

ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:

                                                          GMWB I AND       GMWB II AND
                                                          GMWB I PLUS      GMWB II PLUS      GMWB III
                                                         -------------    --------------    -----------
If you make your first withdrawal before the 3rd
   anniversary after you purchase GMWB:................    5% of RBB         5% of RBB      5% of RBB
If you make your first withdrawal after the 3rd
   anniversary after you purchase GMWB:................   10% of RBB        10% of RBB      5% of RBB

ADDITIONAL PREMIUM Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase

Payment plus the dollar amount of the Purchase Payment, not including any Purchase Payment Credits. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.

If you purchase GMWB I Plus or GMWB II Plus, after each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment, including any Purchase Payment Credits. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment and any associated Purchase Payment Credits. We use the same percentage as that used to calculate your original AWB as shown above.

We reserve the right not to include additional Purchase Payments and any Purchase Payment Credits into the calculation of the RBB or AWB.

WITHDRAWALS When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II, GMWB II PLUS, OR GMWB III:

      - To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal, minus any Purchase Payment Credits applied within 12 months of the withdrawal. If you purchase GMWB II Plus, we do not subtract any Purchase Payment Credits applied within 12 months of the withdrawal.

      - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I OR GMWB I PLUS:

      - To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal, minus any Purchase Payment Credits applied within 12 months of the withdrawal. If you purchase GMWB I Plus, we do not subtract any Purchase Payment Credits applied within 12 months of the withdrawal.

      - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

We will waive any surrender charge on amounts that you withdraw up to your AWB, or on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.

WITHDRAWAL EXAMPLES The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

                   WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III

                               ASSUMES 15% GAIN ON INVESTMENT                           ASSUMES 15% LOSS ON INVESTMENT
                       --------------------------------------------------    -----------------------------------------------------
                       CONTRACT                                               CONTRACT
                        VALUE             RBB                 AWB (5%)         VALUE              RBB                   AWB (5%)
                       --------    ------------------    ----------------    ----------     ------------------     ----------------
VALUES AS OF
INITIAL GMWB
PURCHASE               $106,000         $100,000              $5,000         $106,000            $100,000              $5,000
IMMEDIATELY PRIOR
TO WITHDRAWAL          $121,900         $100,000              $5,000          $90,100            $100,000              $5,000
PARTIAL WITHDRAWAL       N/A            (100,000           (5,000 X (1-         N/A              (100,000            (5,000 X (1-
REDUCTION                          X 10,000/121,900)=    90,000/100,000)=                    X 10,000/90,100)=      88,901/100,000)
                                         8,203                 500                                $11,099               = $555
GREATER OF PWR OR                       $10,000                                                   $11,099
THE DOLLAR AMOUNT
OF THE WITHDRAWAL                    (10,000>8,203)                                          (11,099>10,000)
CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)              $10,000         $10,000               $500            $10,000            $11,099                  $555
VALUE IMMEDIATELY
AFTER WITHDRAWAL       $111,900         $90,000              $4,500           $80,100            $88,901                 $4,445

                          WITHDRAWAL EXAMPLE FOR GMWB I

                                ASSUMES 15% GAIN ON INVESTMENT                            ASSUMES 15% LOSS ON INVESTMENT
                       ----------------------------------------------------   ------------------------------------------------------
                       CONTRACT                                                CONTRACT
                        VALUE              RBB                 AWB (5%)         VALUE               RBB                AWB (5%)
                       --------    -------------------    -----------------   -----------    -------------------   ----------------
VALUES AS OF
INITIAL GMWB
PURCHASE               $106,000        $100,000               $5,000           $106,000          $100,000             $5,000
IMMEDIATELY PRIOR
TO WITHDRAWAL          $121,900        $100,000               $5,000            $90,100          $100,000             $5,000
IMMEDIATELY AFTER      $111,900         91,797                $4,590            $80,100           $88,901             $4,445
WITHDRAWAL
                                   [100,000 - (100,000    [5,000 - (5,000 X                  [100,000 - (100,000       [5,000 X
                                   X 10,000/121,900)]     91,797/100,000)]                    X 10,000/90,100)]    (88,901/100,000)]
CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)              $10,000         $8,203                  $410            $10,000            $11,099              $555

                       WITHDRAWAL EXAMPLE FOR GMWB I PLUS

                                ASSUMES 15% GAIN ON INVESTMENT                            ASSUMES 15% LOSS ON INVESTMENT
                       -----------------------------------------------------  ------------------------------------------------------
                       CONTRACT                                                CONTRACT
                        VALUE              RBB                 AWB (5%)         VALUE               RBB                AWB (5%)
                       --------    -------------------    ------------------  -----------    -------------------   ----------------
VALUES AS OF
CONTRACT DATE          $106,000         $106,000               $5,300           $106,000          $106,000              $5,300
IMMEDIATELY
PRIOR TO
WITHDRAWAL,
CONTRACT YEAR
TWO                    $121,900         $106,000               $5,300            $90,100          $106,000              $5,300
                                         $97,304
                                                               $4,865                             $ 94,235              $4,712
IMMEDIATELY
AFTER WITHDRAWAL,                      [106,000-
CONTRACT YEAR                          (106,000 X         [5,300 - (5,300 X                  [106,000 - (106,000   [5,300 - (5,300 X
TWO                    $111,900     10,000/121,900)]       10,000/121,900)]]     $80,100      X 10,000/90,100)]     10,000/90,100)]
CHANGE IN VALUE
DUE TO
WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)             $10,000           $8,696                 $435             $10,000           $11,765                $588

                       WITHDRAWAL EXAMPLE FOR GMWB II PLUS

                                ASSUMES 15% GAIN ON INVESTMENT                            ASSUMES 15% LOSS ON INVESTMENT
                       -----------------------------------------------------  ------------------------------------------------------
                       CONTRACT                                                CONTRACT
                        VALUE              RBB                 AWB (5%)         VALUE               RBB                AWB (5%)
                       --------    -------------------    ------------------  -----------    -------------------   -----------------
VALUES AS OF
INITIAL GMWB
PURCHASE               $106,000         $106,000                $5,300          $106,000          $106,000             $5,300
IMMEDIATELY PRIOR
TO WITHDRAWAL          $121,900         $106,000                $5,300           $90,100          $106,000             $5,300
PARTIAL WITHDRAWAL        N/A            (106,000             (5,300 X (1-         N/A            (106,000           (5,300 X (1-
REDUCTION                           X 10,000/121,900)=     96,000/106,000)=                   X 10,000/90,100)=     94,235/106,000)
                                         8,696                    500                             $11,765              = $588
GREATER OF PWR OR                        $10,000                                                  $11,765
THE DOLLAR AMOUNT
OF THE WITHDRAWAL                     (10,000>8,696)                                           (11,765>10,000)
CHANGE IN VALUE
DUE TO WITHDRAWAL       $10,000          $10,000                 $500            $10,000            $11,765             $588

(PARTIAL
SURRENDER
REDUCTION)
VALUE IMMEDIATELY
AFTER WITHDRAWAL       $111,900         $96,000                  $4,800          $80,100             $94,235            $4,712

TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY) If you select GMWB II, GMWB II Plus, or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

For purposes of GMWB II, GMWB II Plus, and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

      - Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

            -     a qualified retirement plan (Code Section 401),

            -     a tax-sheltered annuity (Code Section 403(b)),

            -     an individual retirement account (Code Sections 408(a)),

            -     an individual retirement annuity (Code Section 408(b)), or

            -     a qualified deferred compensation plan (Code Section 457).

            Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

      - Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

      - Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or


      - Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004-9,

            Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).

You are subject to the following limitations if you if you are taking distributions under a Tax-Qualified Distribution Program:

      - YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select a frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70 1/2 before the first GMWB anniversary.


            You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two Contract Years after which time you can choose an alternate mode of distribution.


      - ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

RESET (GMWB I, GMW I PLUS, GMWB II, AND GWMB II PLUS ONLY) If you select GMWB I, GMWB I Plus, GMWB II, or GMWB II Plus, you may choose to reset your RBB at any time on or after the 5th anniversary of your GMWB purchase. Your new RBB is reset to equal your current Contract Value, minus any Purchase Payment Credits received 12 months before the date you reset. If you purchase GMWB I Plus or GMWB II Plus, we will not subtract any Purchase Payment Credits received 12 months before the date you reset. You may reset your RBB again every 5 years after the most recent reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on the anniversary of your GMWB purchase.

Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II or GMWB II Plus.

Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.

INVESTMENT RESTRICTIONS (GMWB II, GMWB II PLUS, AND GMWB III ONLY)


We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so we will provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.

If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.

GMWB CHARGE The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted daily from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. In such case the charge will never exceed 1.00%.

                                                                             GMWB I               GMWB II
                                                                   GMWB I     PLUS     GMWB II      PLUS     GMWB III
                                                                   ------    ------    -------    -------    --------
Current Annual Charge..........................................     0.40%     0.55%      0.50%      0.65%     0.25%
Maximum Annual Charge After a Reset............................     1.00%     1.00%      1.00%      1.00%      N/A

MAXIMUM RBB Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments and any Purchase Payment Credits into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.

Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.

TERMINATION Once you purchase GMWB I, you cannot cancel it. If you select GMWB II, GMWB II Plus, or GMWB III, you may terminate your rider at any time after the 5th anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.

OTHER INFORMATION ABOUT GMWB If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:


      - The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.



      - The total annual payment amount will equal the AWB and will never exceed your RBB, and



      - We will no longer accept subsequent Purchase Payments into the Contract.


If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

COMPARISON OF IMPORTANT DIFFERENCES BETWEEN THE GMWB RIDERS

The following chart may help you decide which version of GMWB is best for you.

                   GMWB I        GMWB I PLUS       GMWB II      GMWB II PLUS     GMWB III
                -------------   -------------   -------------   -------------   ------------
AWB             5% of RBB if    5% of RBB if    5% of RBB if    5% of RBB if    5% of RBB if
                    first           first           first           first
                 withdrawal      withdrawal      withdrawal      withdrawal
                 before 3rd      before 3rd      before 3rd      before 3rd
                 anniversary     anniversary     anniversary     anniversary
                10% of RBB if   10% of RBB if   10% of RBB if   10% of RBB if
                    first           first           first           first
                 withdrawal      withdrawal      withdrawal      withdrawal
                 after 3rd       after 3rd       after 3rd       after 3rd
                 anniversary     anniversary     anniversary     anniversary

ANNUAL CHARGE        0.40%           0.55%          0.50%           0.65%           0.25%

RESET                Yes             Yes             Yes             Yes             No

CAN I CANCEL          No              No         Yes, after      Yes, after      Yes, after
MY GMWB?                                           the 5th         the 5th         the 5th
                                                 anniversary     anniversary     anniversary
                                                   of GMWB         of GMWB         of GMWB
                                                  purchase        purchase        purchase

ARE PURCHASE          No             Yes             No              Yes             No
PAYMENT
CREDITS
INCLUDED AS
PART OF THE
GUARANTEE
(THE RBB)?

INVESTMENT            No              No             Yes             Yes            Yes
RESTRICTIONS

WAIVER OF             No              No             Yes             Yes            Yes
RECALCULATION
OF AWB FOR
DISTRIBUTIONS
FROM TAX-
QUALIFIED
PLANS

GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB")

We offer a Guaranteed Minimum Accumulation Benefit rider ("GMAB Rider") for an additional charge. The GMAB Rider guarantees that your Contract Value will not be less than a minimum amount at the end of a specified number of years. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount. If you elect the GMAB Rider, we require that you allocate your Contract Value according to certain limitations and restrictions, and agree to periodic rebalancing of your Contract Value.

Currently, the GMAB Rider may only be elected at the time that you purchase your Contract. We may make the GMAB Rider available to Contracts after their effective date at a later date subject to certain additional terms and restrictions. You may not elect the GMAB Rider if you have also elected the GMWB Rider (Guaranteed Income Solution) offered under the Contract.

BENEFIT DESCRIPTION & KEY TERMS

If you elect the GMAB Rider, we guarantee that if your Contract Value is less than your Benefit Base (defined below) on the Rider Maturity Date (defined below), we will apply additional amounts to your Contract to increase your Contract Value so that it is equal to the Benefit Base. Any additional amounts that we apply to your Contract to increase the Contract Value to equal the Benefit Base will be allocated to the money market Subaccount on the Rider Maturity Date. Any such additional amounts will be treated as earnings under your Contract, and will not be subject to a withdrawal charge once they are applied to your Contract.

If your Contract Value is equal to or greater than the Benefit Base on the Rider Maturity Date, the GMAB Rider will terminate and no additional amounts will be applied to your Contract.

Benefit Base: The Benefit Base is equal to the Base Calculation Amount on the Rider Maturity Date and represents the minimum Contract Value that we guarantee on such date. We do not guarantee the Benefit Base on any day other than the Rider Maturity Date. The Benefit Base will not be available for withdrawal nor will it be used to calculate any benefits under the Contract prior to the Rider Maturity Date. The Benefit Base can never be less than zero.

Base Calculation Amount: We calculate the Base Calculation Amount to determine the Benefit Base. On the Rider Effective Date, the Base Calculation Amount is equal to your initial Purchase Payment. The Base Calculation Amount will not include any credits we applied to your Purchase Payment. Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to limit the Base Calculation Amount applicable to your GMAB Rider. We may impose a maximum Base Calculation Amount (and thereby, a maximum Benefit Base) in the future for Contract Owners who elect the GMAB Rider, but the maximum Base Calculation Amount will never be less than the Base Calculation Amount to which we have previously consented. We reserve the right to restrict increases in your maximum Base Calculation Amount based on subsequent Purchase Payments if such Purchase Payments would cause you Base Calculation Amount to be greater than our maximum Base Calculation Amount. We will not limit or impose a maximum Base Calculation Amount if your aggregate Purchase Payments are under $1 million. If you purchase more than one contract issued by the Company in the same calendar year and elect the GMAB Rider on each Contract, the $1,000,000 Benefit Base maximum may be applied to the aggregate Benefit Base for all contracts. State variations may apply.

The Base Calculation Amount will not be used to calculate any benefits under the Contract, other than the GMAB Rider Liquidity Option described below. The Base Calculation Amount can never be less than zero. The Base Calculation Amount may change between the Rider Effective Date and Rider Maturity Date if you make additional Purchase Payments or request withdrawals from your Contract.


         If you make an additional Purchase Payment(s) within 12 months after the Rider Effective Date, we will increase the Base Calculation Amount by the amount of the Purchase Payment. The Base Calculation Amount will not include any credits we applied to any additional Purchase Payments you make. If you make an additional Purchase Payment(s) more than 12 months after the Rider Effective Date, we will not increase the Base Calculation Amount; however your Contract Value will increase, reflecting the amount of the Purchase Payment. Therefore, Purchase payments made more than 12 months after the Rider Effective Date may have a significant impact on whether a benefit is due under the GMAB Rider. Even if Purchase Payments made prior to and during the 12-month period after the Rider Effective Date lose significant value, if on the Rider Maturity Date the Contract Value, which includes all Purchase Payments, is equal to or greater than the Benefit Base, which includes only the Purchase Payments prior to or during that 12-month period, then no benefit is due. You should consider this prior to making an additional Purchase Payment more than 12 months after the Rider Effective Date. The GMAB Rider may not be appropriate for you if you anticipate making Purchase Payments after the 12-month period.



     - If you request a partial withdrawal, we will decrease the Base Calculation Amount in effect as of the date of the request by the actual dollar amount of the withdrawal or the Partial Withdrawal Reduction amount, whichever is greater. The Partial Withdrawal Reduction amount is equal to the Base Calculation Amount in effect immediately prior to the reduction for the partial withdrawal multiplied by the actual amount of the partial withdrawal divided by the Contract Value immediately prior to the partial withdrawal, minus Purchase Payment Credits received within 12 months prior to the partial withdrawal, if any. When determining the impact of a partial withdrawal on the Base Calculation Amount, the actual amount of the partial withdrawal will include any contingent deferred sales charges and taxes that were deducted at the time of the partial withdrawal.

Rider Maturity Date: The Rider Maturity Date is the anniversary of the Rider Effective Date that corresponds to the number of years you elect as the Rider Period (described below).

Rider Period: The Rider Period is the number of years you select between the Rider Effective Date and the Rider Maturity Date. Currently, we only offer a Rider Period of ten (10) years. We may offer Rider Periods of lesser or greater duration available in the future, subject to additional terms, conditions and limitations.

EXAMPLES OF BENEFIT BASE/BASE CALCULATION AMOUNT

Below are examples of how we determine the Benefit Base and Base Calculation Amount, as well as examples showing the impact of subsequent Purchase Payments and partial withdrawals. For purposes of each example below, assume that you elect the GMAB Rider on the effective date of your Contract and that your initial Purchase Payment is $100,000.

The example below illustrates the impact of the guarantee provided under the GMAB Rider assuming that your Contract Value increases or decreases during the Rider Period.

               EXAMPLES OF GMAB RIDER ON THE RIDER MATURITY DATE

                                          INCREASING CONTRACT VALUE                         DECLINING CONTRACT VALUE
                              -----------------------------------------------    ---------------------------------------------
                                                   BASE                                             BASE
                                                CALCULATION                                       CALCULATION
                              CONTRACT VALUE      AMOUNT        BENEFIT BASE     CONTRACT VALUE     AMOUNT       BENEFIT BASE
                              --------------    -----------    --------------    --------------   -----------   --------------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE                  $ 106,000        $ 100,000     Not Applicable      $ 106,000       $ 100,000    Not Applicable

VALUE AS OF RIDER MATURITY
DATE                            $ 121,900        $ 100,000       $ 100,000         $  90,100       $ 100,000      $ 100,000

AMOUNT APPLIED TO CONTRACT
VALUE DUE TO GMAB RIDER                          $       0(1)                                      $   9,900(2)

--------------
(1) If your Contract Value on the GMAB Rider Maturity Date is equal to or greater than the Benefit Base, we will not apply any additional amounts to your Contract Value. Your GMAB Rider will terminate and we will no longer deduct the annual charge for the rider.

(2) If your Contract Value on the GMAB Rider Maturity Date is less than the Benefit Base, we will apply additional amounts to your Contract Value so that it is equal to the Benefit Base. The additional amount will be added to the money market subaccount.

The example below illustrates the impact of making an additional $10,000 Purchase Payment while the GMAB Rider is in effect, specifically the different manner in which we will treat Purchase Payments for purpose of determining the Base Calculation Amount based on when the Purchase Payment is made.

  EXAMPLES OF ADDITIONAL PURCHASE PAYMENTS -- IMPACT ON BASE CALCULATION AMOUNT

                            ADDITIONAL PURCHASE PAYMENT WITHIN 12 MONTHS        ADDITIONAL PURCHASE PAYMENT AFTER 12 MONTHS
                           -----------------------------------------------    -----------------------------------------------
                                                                  BASE                                               BASE
                                                PURCHASE       CALCULATION                          PURCHASE      CALCULATION
                           CONTRACT VALUE        PAYMENT         AMOUNT       CONTRACT VALUE         PAYMENT        AMOUNT
                           --------------    --------------    -----------    --------------     --------------   -----------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE               $ 106,000          $ 100,000       $ 100,000      $ 106,000          $ 100,000        $ 100,000

VALUE BEFORE ADDITIONAL
PURCHASE PAYMENT             $ 120,000       Not Applicable     $ 100,000      $ 120,000         Not Applicable    $ 100,000

VALUE AFTER ADDITIONAL
PURCHASE PAYMENT             $ 130,600          $  10,000       $ 110,000      $ 130,600          $  10,000        $ 100,000

The example below illustrates the impact of making a $10,000 partial withdrawal at least 12 months after the Rider Effective Date while the GMAB Rider is in effect, specifically the difference in the manner in which a partial withdrawal affects your Base Calculation Amount in an increasing market versus a decreasing market. The example assumes that the partial withdrawal does not qualify under the GMAB Rider Liquidity Option described below.

      EXAMPLES OF PARTIAL WITHDRAWALS -- IMPACT ON BASE CALCULATION AMOUNT

                                                      ASSUMING INCREASING CONTRACT VALUE
                          --------------------------------------------------------------------------------------------
                                                                                                     REDUCTION TO BASE
                          CONTRACT     BASE CALCULATION    PARTIAL WITHDRAWAL   PARTIAL SURRENDER       CALCULATION
                            VALUE          AMOUNT                AMOUNT             REDUCTION              AMOUNT
                          ---------    ----------------    ------------------   -----------------    -----------------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE            $ 106,000       $  100,000         Not Applicable      Not Applicable       Not Applicable

VALUE IMMEDIATELY
PRIOR TO PARTIAL
WITHDRAWAL                $ 121,900       $  100,000         Not Applicable      Not Applicable       Not Applicable

VALUE IMMEDIATELY                                                                  (100,000 x
FOLLOWING PARTIAL                                                                10,000/121,900)
WITHDRAWAL                $ 111,900       $   90,000            $ 10,000            $   8,203            $  10,000

                                                       ASSUMING DECLINING CONTRACT VALUE
                          --------------------------------------------------------------------------------------------
                                                                                                     REDUCTION TO BASE
                          CONTRACT     BASE CALCULATION    PARTIAL WITHDRAWAL   PARTIAL SURRENDER       CALCULATION
                            VALUE          AMOUNT                AMOUNT             REDUCTION              AMOUNT
                          ---------    ----------------    ------------------   -----------------    -----------------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE            $ 106,000       $  100,000          Not Applicable      Not Applicable       Not Applicable

VALUE IMMEDIATELY
PRIOR TO PARTIAL
WITHDRAWAL                $  90,100       $  100,000          Not Applicable      Not Applicable       Not Applicable

VALUE IMMEDIATELY                                                                  (100,000 x
FOLLOWING PARTIAL                                                                 10,000/90,100)
WITHDRAWAL                $  80,100       $   88,901            $ 10,000            $  11,099            $  11,099

INVESTMENT LIMITATIONS/RESTRICTIONS/REBALANCING


If you elect the GMAB Rider, your Contract will be subject to additional limitations and restrictions on your right to allocate Contract Value among the Subaccounts, your right to request transfers between Subaccounts and your right to allocate Purchase Payments to Subaccounts. Specifically, you will be required to allocate 100% of your Contract Value amongst the Permitted Subaccounts listed below. Four of the Permitted Subaccounts (DWS Income Allocation VIP, DWS Conservative Allocation VIP, DWS Moderate Allocation VIP, and DWS Growth Allocation VIP) invest in Underlying Funds that invest in other Underlying Funds offered under the Contract across a range of asset classes, utilizing a wide variety of securities and investment styles. Please refer to the section of the Prospectus entitled "The Variable Funding Options" for a description of the investment objective and strategy for each these Subaccounts.


                              PERMITTED SUBACCOUNTS


                  DWS VARIABLE SERIES II
                  DWS Income Allocation VIP -- Class B
                  DWS Conservative Allocation VIP-- Cass B
                  DWS Moderate Allocation VIP -- Class B
                  DWS Growth VIP -- Class B
                  DWS Money Market VIP -- Class B


We do not impose any limitation or restriction on your right to make transfers between the Permitted Subaccounts or to allocate Purchase Payments to the Permitted Subaccounts. However, any request to transfer Contract Value or allocate Purchase Payments to a Subaccount that is not a Permitted Subaccount will be rejected. You will be required to submit a new transfer request or allocation instructions that only includes one or more of the Permissible Subaccounts. We will not be responsible for any financial impact caused by delays in processing your transaction if your request is rejected because it violated the Permitted Subaccount limitations.

We may name additional Subaccounts as Permitted Subaccounts or may impose allocation limits on the amount of Contract Value that you can allocate to a Permitted Subaccount. Any such change will only apply to Contract Owners who elect the GMAB Rider after the effective date of the change. However, for existing Contract Owners, we may apply any new investment limitation on transfers and subsequent Purchase Payments.

You will be required to establish a personal allocation profile at the time that you elect the GMAB Rider specifying the Permitted Subaccounts and the allocation percentages for each Permitted Subaccount in which you intend to allocate your initial Purchase Payment and any credits that we apply to your initial Purchase Payment. Your personal allocation profile will remain in effect for any additional Purchase Payments you make until you elect to change it. Your personal allocation profile may include any combination of Permitted Subaccounts.

Rebalancing: We may require rebalancing of your Contract Value according to the current personal allocation profile that you specify for the Permissible Subaccounts. If we require rebalancing, we will rebalance your Contract Value in each Permissible Subaccount that you elected according to the relative proportions indicated in your personal allocation profile.

GMAB RIDER LIQUIDITY OPTION


During the 90-day period prior to the 5th anniversary of the Rider Effective Date, you may request a partial withdrawal of up to 15% of the Base Calculation Amount immediately prior to the request. Under this option, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal so long as the withdrawal does not exceed the amount available for withdrawal under this provision. If you request a partial withdrawal greater than 15% of the Base Calculation Amount, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal for amounts withdrawn up to the 15% limit and, for the excess amount, we will reduce the Base Calculation Amount as described above under the sub-section "Base Calculation Amount." Any partial withdrawal you make under this provision will be made free withdrawal charges that would otherwise apply under the terms of your Contract. Additionally, any withdrawals taken under this feature will reduce your Free Withdrawal Allowance under the Contract.


This feature can only be exercised once before the Rider Maturity Date and must occur during the 90-day period prior to the 5th anniversary of the Rider Effective Date. We reserve the right to require you to exercise your rights under this provision on the anniversary of your Rider Effective Date. You must notify us in a form acceptable to us that you are exercising your rights under this GMAB Rider Liquidity Option.

CANCELLATION OF THE GMAB RIDER

You may elect to cancel the GMAB Rider at any time after the 5th anniversary of the GMAB Rider Effective Date. Upon cancellation, we will no longer deduct the annual charge for the GMAB Rider. Upon cancellation of the GMAB Rider, all rights and benefits under the GMAB Rider will cease. Upon cancellation, we will no longer apply any of the investment limitations and restrictions described above.

GMAB Rider Exchange Option -- If, during the 90-day period following the 5th anniversary of the Rider Effective Date, your Contract Value is greater than the Base Calculation Amount, you may elect to cancel the GMAB Rider and simultaneously elect either a new GMAB Rider or a GMWB Rider (Guaranteed Income Solution). You will be required to meet any eligibility requirements that apply to each rider at the time you make the election.


      Exchange for New GMAB Rider: If you elect to cancel the GMAB Rider and elect the GMAB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your new GMAB Rider will be the date we receive your request in good order. Your new GMAB Rider will be subject to a new Rider Maturity Date. The Benefit Base of your prior GMAB Rider will not apply to the new GMAB Rider. Your Contract Value as of the date you elect to exchange your GMAB Rider will be used to determine your initial Base Calculation Amount for the new rider. The new GMAB Rider will be subject to a new charge that may be higher or lower than the charge you paid for your original GMAB Rider. The GMAB Rider that we make available under this Rider Exchange Option will always feature a ten year Rider Period and may include other Rider Period durations.

      Exchange for GMWB Rider: If you elect to cancel the GMAB Rider and elect the GMWB Rider (Guaranteed Income Solution) that we make available under this Rider Exchange Option, the Rider Effective Date for your GMWB Rider will be the date we receive your request. The GMWB Rider that we make available under this Rider Exchange Option will feature a 10% minimum annual withdrawal amount. The GMWB Rider will be subject to the charge then in effect for a GMWB Rider that is offered under this Rider Exchange Option.

TERMINATION

The GMAB Rider will terminate on the earliest to occur of: (1) the Rider Maturity Date; (2) the date you elect to begin receiving Annuity Payments under the Contract; (3) the date you fully surrender your Contract; (4) the date you elect to cancel the GMAB Rider (including assignments); (5) the date we receive Due Proof of Death if the surviving spouse or beneficiary does not elect to continue the Contract (if allowed); or (6) the date the GMAB Rider is cancelled and replaced with a new GMAB Rider or GMWB Rider under the Rider Exchange Option.

The annual charge for the GMAB Rider will no longer be deducted and all guarantees will cease when the rider is terminated. Further, any investment limitations and restrictions will no longer apply after the GMAB Rider is terminated. If the GMAB Rider is terminated before the Rider Maturity Date, the Benefit Base will not be paid.

CHARGE FOR GMAB

If you elect the GMAB Rider, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.40% from your Contract Value invested in the Subaccounts. The charge will be applied and will not change from the Rider Effective Date until the Rider Maturity Date unless the rider is cancelled or terminates prior to such date. If you elect to terminate the GMAB Rider prior to the Rider Maturity Date, the charge will no longer be deducted. If you elect to exchange this GMAB Rider and elect a new GMAB Rider under the Rider Exchange Option (described above), the current charge in effect for the GMAB rider will be applied, which may be higher or lower than the charge you paid for this rider.

ADDITIONAL CONSIDERATIONS

- Your Contract cannot have any outstanding loans if you elect the GMAB Rider. Further, you may not request a loan from your Contract if you have previously elected the GMAB Rider.

- If you die while the GMAB Rider is in effect, and your surviving spouse or Beneficiary elects to continue the Contract under the spousal contract continuance or beneficiary contract continuance provision, then the GMAB Rider will remain in effect and will continue until the Rider Maturity Date.

- Any DCA Program that is in effect while the GMAB Rider is in effect must meet the investment limitations and restrictions of the GMAB Rider, as described above.

- If you are expecting to request withdrawals from your Contract, including withdrawals intended to satisfy required minimum distribution requirements, the impact of such withdrawals on the guarantees provided under the GMAB Rider will make the rider less valuable.

                               THE ANNUITY PERIOD

MATURITY DATE

Under the Contract, you can receive regular income payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor, or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90th birthday for Non-qualified Contracts and the Annuitant's 70th birthday for Qualified Contracts or ten years after the effective date of the Contract, if later (this requirement may be changed by us).


At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.


The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.


DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY


You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity", except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.


                                 PAYMENT OPTIONS

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the "Payments for a Fixed Period without Life Contingency" variable annuity option.

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

RIGHT TO RETURN


You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) minus any Purchase Payment Credits within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.


If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment minus any Purchase Payment Credits in full; during the remainder of the right to return period, we will refund the Contract Value (including charges) minus any Purchase Payment Credits.

During the right to return period, you will not bear any contract fees associated with the Purchase Payment Credits. If you exercise your right to return, you will be in the same position as if you had exercised the right to return in a variable annuity contract with no Purchase Payment Credit. You would, however, receive any gains, and we would bear any losses attributable to the Purchase Payment Credits.

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the

Contract, we will pay you the Cash Surrender Value (less any Purchase Payment Credits applied within 12 months of termination) less any applicable taxes. In certain states we may be required to pay you the Contract Value.


REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS

MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut each sponsor Separate Accounts: Separate Account Eleven and Separate Account Twelve, respectively. References to "Separate Account" refer either to Separate Account Eleven or Separate Account Twelve, depending on the issuer of your Contract. Both Separate Account Eleven and Separate Account Twelve were established on November 14, 2002 and are registered with the SEC as unit investment trusts under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.


We hold the assets of Separate Account Eleven and Separate Account Twelve for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.


Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

We reserve the right to transfer assets of the Separate Account to another separate account, and to modify the structure or operation of the Separate Account, subject to the necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.



PERFORMANCE INFORMATION


In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P., GMAB or Guaranteed Income Solution. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Fund Option. In those cases, we can create "hypothetical historical performance" of a Variable Fund Option. These figures show the performance that the Variable Fund Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS


The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.



GENERAL TAXATION OF ANNUITIES



Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%, respectively. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including
IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%).

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisors and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the contract.



PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.



TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.



FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.



GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract or from any applicable payment and pay it directly to the IRS.



TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED



QUALIFIED ANNUITY CONTRACTS



If you purchase your Contract with proceeds of an eligible rollover distribution from any tax-qualified employee pension or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax sheltered annuities established by public school systems or certain tax exempt organizations under Code Section 403(b), corporate-sponsored pension, retirement savings and profit sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.



TAXATION OF QUALIFIED ANNUITY CONTRACTS



Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.



HURRICANE RELIEF



LOANS. Your plan may provide for increased limits and delayed repayment of participant loans, where otherwise permitted by your plan, pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. An eligible retirement plan other than an IRA may allow a plan loan to delay loan repayment by certain individuals impacted by Hurricanes Katrina, Rita and Wilma , whose principal places of abode on certain dates were located in statutorily defined disaster areas and who sustained an economic loss due to the hurricane. Generally, if the due date for any repayment with respect to such loan occurs during a period beginning on September 23, 2005 (for purposes of Hurricane Katrina) or October 23, 2005 (for purposes of Hurricanes Rita and Wilma) and ending on December 31, 2006, then such due date may be delayed for one year. Note: For purposes of these loan rules, an individual cannot be a qualified individual with respect to more than one hurricane. Consult your tax advisor to determine if hurricane relief is available to your particular situation.



MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS



Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor) . If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.



MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within five years from the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.



Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Earnings Preservation Benefit, as well as all living benefits such as GMIB and GMWB) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.



NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(b), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.



INDIVIDUAL RETIREMENT ANNUITIES



To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002-2004, $4,000 for calendar years 2005-2007, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.



Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).



Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.



Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $42,000 or 100% of pay for each participant in 2005 ($44,000 for 2006).



ROTH IRAS



Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.



Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.



NON-QUALIFIED ANNUITY CONTRACTS



If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.



Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.



Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:



      -     a non-taxable return of your purchase payment; or



      -     a taxable payment of earnings.



We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.



Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.



If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.



PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.



PARTIAL ANNUITIZATIONS (if available with your Contract): At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59 1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.



We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.



The tax law treats all non-qualified deferred annuities issued after October 21, 1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity. This may cause a greater portion of your withdrawals from the Deferred Annuity to be treated as income than would otherwise be the case. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time.



DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES



The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.



OWNERSHIP OF THE INVESTMENTS



In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS



Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.



OTHER TAX CONSIDERATIONS



TREATMENT OF CHARGES FOR OPTIONAL BENEFITS



The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.



GUARANTEED BENEFITS. If you have purchased a GMWB, where otherwise made available, note the following:



The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the account balance (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the account balance rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the account balance, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.



We reserve the right to change our tax reporting practices where we determine they are not in accordance with IRS guidance (whether formal or informal).



PUERTO RICO TAX CONSIDERATIONS



The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.



NON-RESIDENT ALIENS



Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.



                                OTHER INFORMATION


THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.


MetLife Insurance Company of Connecticut (formerly, The Travelers Insurance Company) is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.



MetLife Life and Annuity Company of Connecticut (formerly, The Travelers Life and Annuity Company ) is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.



FINANCIAL STATEMENTS



The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.



DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS



DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (together the "Company") have appointed MLI Distribution LLC ("MLIDLLC") (formerly, Travelers Distribution LLC) to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDLLC for expenses MLIDLLC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDLLC does not retain any fees under the Contracts; however, MLIDLLC may receive 12b-1 fees from the Underlying Funds.



MLIDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. MLIDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").



MLIDLLC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company no longer offers the Contract to new purchasers, but it continues to accept purchase payments from existing Contract Owners.



COMPENSATION. Broker-dealers who have selling agreements with MLIDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.



We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives).



The Company and MLIDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.




These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDLLC have entered into preferred distribution arrangements with its affiliates Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDLLC may enter into similar arrangements with their other affiliates Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. See the "Statement of Additional Information -- DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT" for a list of the broker-dealer firms that received such additional compensation during 2005, as well as the range of additional compensation paid.




The Company and MLIDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or sub-adviser to one or more Underlying Funds which are offered in the Contracts. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., MetLife Investment Funds Management LLC, MetLife Advisers LLC and Met Investors Advisory LLC. MetLife Investment Funds Management LLC, MetLife Advisers LLC and MetLife Investors Advisory LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.

CONFORMITY WITH STATE AND FEDERAL LAWS


The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.


VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.


LEGAL PROCEEDINGS



In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.



It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDLLC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                                   APPENDIX A
                         CONDENSED FINANCIAL INFORMATION



          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the Contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the Contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



                         SEPARATE ACCOUNT CHARGES 1.55%



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF      UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR           END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------     -------------     ---------------
AIM Variable Insurance Funds
   AIM V.I. Utilities Fund (8/03)                              2005        1.300             1.496             274,290
                                                               2004        1.069             1.300              63,769
                                                               2003        1.000             1.069                  --

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (10/03)      2005        1.626             2.049             387,783
                                                               2004        1.322             1.626              36,384
                                                               2003        1.000             1.322                  --

   Credit Suisse Trust Global Small Cap Portfolio (11/03)      2005        1.442             1.649              49,889
                                                               2004        1.241             1.442               1,513
                                                               2003        1.000             1.241                  --

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (7/03)      2005        1.321             1.417             488,059
                                                               2004        1.174             1.321             278,865
                                                               2003        1.000             1.174                  --

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.- Service
   Shares (9/03)                                               2005        1.177             1.197              14,621
                                                               2004        1.128             1.177                  --
                                                               2003        1.000             1.128                  --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF      UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------     -------------     ---------------
Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (7/03)   2005        1.501             1.646             493,472
                                                               2004        1.166             1.501             359,796
                                                               2003        1.000             1.166                  --

   Scudder VIT Equity 500 Index Fund - Class B2 (9/05)         2005        1.000             1.007             320,368

Scudder Variable Series I
   21st Century Growth Portfolio - Class B (11/03)             2005        1.231             1.122                  --
                                                               2004        1.130             1.231               3,236
                                                               2003        1.000             1.130                  --

   Capital Growth Portfolio - Class B (8/03)                   2005        1.184             1.265             186,742
                                                               2004        1.118             1.184              47,547
                                                               2003        1.000             1.118                  --

   Global Discovery Portfolio - Class B (10/03)                2005        1.523             1.770             134,485
                                                               2004        1.256             1.523              11,665
                                                               2003        1.000             1.256                  --

   Growth and Income Portfolio - Class B (7/03)                2005        1.222             1.272             389,128
                                                               2004        1.130             1.222             281,014
                                                               2003        1.000             1.130                  --

   Health Sciences Portfolio - Class B (7/03)                  2005        1.210             1.287             124,387
                                                               2004        1.125             1.210              48,256
                                                               2003        1.000             1.125                  --

   International Portfolio - Class B (7/03)                    2005        1.359             1.548             155,586
                                                               2004        1.187             1.359              82,608
                                                               2003        1.000             1.187                  --

   SVS I Scudder Bond Portfolio - Class B (6/05)               2005        1.000             0.997                 528

Scudder Variable Series II
   Scudder Blue Chip Portfolio - Class B (8/03)                2005        1.318             1.423             532,623
                                                               2004        1.158             1.318             197,758
                                                               2003        1.000             1.158                  --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)



                                                                    UNIT VALUE AT                       NUMBER OF UNITS
                                                                    BEGINNING OF      UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR           END OF YEAR        END OF YEAR
--------------------------------------------------------    ----    -------------     -------------     ---------------
Scudder Conservative Income Strategy Portfolio - Class B
(9/04)                                                      2005        1.043             1.063              707,558
                                                            2004        1.010             1.043               88,460

Scudder Fixed Income Portfolio - Class B (7/03)             2005        1.015             1.018              856,557
                                                            2004        0.991             1.015              667,179
                                                            2003        1.000             0.991                   --

Scudder Global Blue Chip Portfolio - Class B (10/03)        2005        1.332             1.606              190,891
                                                            2004        1.183             1.332               58,679
                                                            2003        1.000             1.183                   --

Scudder Government & Agency Securities Portfolio - Class
B (7/03)                                                    2005        1.015             1.022               95,994
                                                            2004        0.998             1.015              136,757
                                                            2003        1.000             0.998                   --

Scudder Growth & Income Strategy Portfolio - Class B
(9/04)                                                      2005        1.078             1.115            1,246,515
                                                            2004        1.013             1.078               90,848

Scudder Growth Portfolio - Class B (8/03)                   2005        1.146             1.103                   --
                                                            2004        1.111             1.146               33,924
                                                            2003        1.000             1.111                   --

Scudder Growth Strategy Portfolio - Class B (9/04)          2005        1.097             1.145            2,076,899
                                                            2004        1.017             1.097            1,056,279

Scudder High Income Portfolio - Class B (7/03)              2005        1.207             1.229              965,262
                                                            2004        1.094             1.207              247,661
                                                            2003        1.000             1.094                   --

Scudder Income & Growth Strategy Portfolio - Class B
(9/04)                                                      2005        1.060             1.089              649,337
                                                            2004        1.010             1.060               38,576

Scudder International Select Equity Portfolio - Class B
(7/03)                                                      2005        1.407             1.579              105,945
                                                            2004        1.212             1.407               77,487

                         2003        1.000             1.212                   --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)



                                                                    UNIT VALUE AT                       NUMBER OF UNITS
                                                                    BEGINNING OF      UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR           END OF YEAR        END OF YEAR
-------------------------------------------------------     ----    -------------     -------------     ---------------
Scudder Mercury Large Cap Core Portfolio (12/04)            2005        1.037             1.153              52,496

Scudder Mid-Cap Growth Portfolio - Class B (12/03)          2005        1.191             1.344              89,991
                                                            2004        1.167             1.191              57,968
                                                            2003        1.000             1.167                  --

Scudder Money Market Portfolio - Class B (8/03)             2005        0.982             0.991           1,242,225
                                                            2004        0.992             0.982             871,384
                                                            2003        1.000             0.992              52,385

Scudder Salomon Aggressive Growth Portfolio (8/03)          2005        1.293             1.441              75,313
                                                            2004        1.178             1.293              17,966
                                                            2003        1.000             1.178                  --

Scudder Small Cap Growth Portfolio - Class B (7/03)         2005        1.235             1.298             157,213
                                                            2004        1.135             1.235              52,869
                                                            2003        1.000             1.135                  --

Scudder Strategic Income Portfolio - Class B (7/03)         2005        1.052             1.056             814,089
                                                            2004        0.987             1.052             159,072
                                                            2003        1.000             0.987                  --

Scudder Technology Growth Portfolio - Class B (7/03)        2005        1.217             1.238              92,981
                                                            2004        1.218             1.217                 998
                                                            2003        1.000             1.218                  --

Scudder Templeton Foreign Value Portfolio (11/04)           2005        1.054             1.135              42,782
                                                            2004        1.000             1.054                  --

Scudder Total Return Portfolio - Class B (7/03)             2005        1.116             1.142             209,554
                                                            2004        1.066             1.116             114,599
                                                            2003        1.000             1.066                  --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF      UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR           END OF YEAR        END OF YEAR
---------------------------------------------------------      ----    -------------     -------------     ---------------
SVS Davis Venture Value Portfolio - Class B (7/03)             2005        1.273             1.369             748,618
                                                               2004        1.161             1.273             333,537
                                                               2003        1.000             1.161                  --

SVS Dreman Financial Services Portfolio - Class B (8/03)       2005        1.243             1.218             322,162
                                                               2004        1.132             1.243             150,927
                                                               2003        1.000             1.132                  --

SVS Dreman High Return Equity Portfolio - Class B (8/03)       2005        1.304             1.380           1,795,088
                                                               2004        1.165             1.304             974,299
                                                               2003        1.000             1.165                  --

SVS Dreman Small Cap Value Portfolio - Class B (7/03)          2005        1.542             1.667             762,734
                                                               2004        1.247             1.542             292,978
                                                               2003        1.000             1.247                  --

SVS Eagle Focused Large Cap Growth Portfolio - Class B
(8/03)                                                         2005        1.120             1.024                  --
                                                               2004        1.120             1.120              59,526
                                                               2003        1.000             1.120                  --

SVS Focus Value & Growth Portfolio - Class B (10/03)           2005        1.267             1.185                  --
                                                               2004        1.160             1.267              16,996
                                                               2003        1.000             1.160                  --

SVS II Scudder Large Cap Value Portfolio - Class B (8/03)      2005        1.258             1.258             259,854
                                                               2004        1.165             1.258             220,709
                                                               2003        1.000             1.165                  --

SVS Index 500 Portfolio - Class B (7/03)                       2005        1.229             1.252                  --
                                                               2004        1.135             1.229             193,885
                                                               2003        1.000             1.135                  --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF      UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------     -------------     ---------------
   SVS Janus Growth And Income Portfolio - Class B (7/03)      2005        1.227             1.350             121,689
                                                               2004        1.122             1.227              52,580
                                                               2003        1.000             1.122                  --

   SVS Janus Growth Opportunities Portfolio - Class B
   (10/03)                                                     2005        1.229             1.297              63,475
                                                               2004        1.113             1.229              12,619
                                                               2003        1.000             1.113                  --

   SVS MFS Strategic Value Portfolio - Class B (8/03)          2005        1.300             1.272             254,176
                                                               2004        1.124             1.300             247,053
                                                               2003        1.000             1.124                  --

   SVS Oak Strategic Equity Portfolio - Class B (7/03)         2005        1.188             1.117             262,507
                                                               2004        1.196             1.188              81,031
                                                               2003        1.000             1.196                  --

   SVS Turner Mid Cap Growth Portfolio - Class B (7/03)        2005        1.324             1.450             114,103
                                                               2004        1.215             1.324              78,405
                                                               2003        1.000             1.215                  --

The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (7/03)   2005        1.093             1.164             513,293
                                                               2004        1.065             1.093             477,828
                                                               2003        1.000             1.065              25,808

   Alger American Leveraged AllCap Portfolio - Class S
   Shares (10/03)                                              2005        1.194             1.342             206,341
                                                               2004        1.124             1.194              88,121
                                                               2003        1.000             1.124                  --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                         SEPARATE ACCOUNT CHARGES 2.75%



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF      UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------     -------------     ---------------
AIM Variable Insurance Funds
   AIM V.I. Utilities Fund (8/03)                              2005        1.000             1.107                --

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (10/03)      2005        1.000             1.213                --

   Credit Suisse Trust Global Small Cap Portfolio (11/03)      2005        1.000             1.118                --

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (7/03)      2005        1.000             1.067                --

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.- Service
   Shares (9/03)                                               2005        1.000             1.020                --

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (7/03)   2005        1.000             1.130                --

   Scudder VIT Equity 500 Index Fund - Class B2 (9/05)         2005        1.000             1.004                --

Scudder Variable Series I
   21st Century Growth Portfolio - Class B (11/03)             2005        1.000             0.906                --

   Capital Growth Portfolio - Class B (8/03)                   2005        1.000             1.063                --

   Global Discovery Portfolio - Class B (10/03)                2005        1.000             1.129                --

   Growth and Income Portfolio - Class B (7/03)                2005        1.000             1.032                --

   Health Sciences Portfolio - Class B (7/03)                  2005        1.000             1.075                --

   International Portfolio - Class B (7/03)                    2005        1.000             1.128                --

   SVS I Scudder Bond Portfolio - Class B (6/05)               2005        1.000             0.991                --

Scudder Variable Series II

Scudder Blue Chip Portfolio - Class B (8/03)                2005        1.000             1.070                --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)



                                                                    UNIT VALUE AT                       NUMBER OF UNITS
                                                                    BEGINNING OF      UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR           END OF YEAR        END OF YEAR
---------------------------------------------------------   ----    -------------     -------------     ---------------
Scudder Conservative Income Strategy Portfolio - Class B    2005        1.000             1.003              --
(9/04)

Scudder Fixed Income Portfolio - Class B (7/03)             2005        1.000             0.982              --

Scudder Global Blue Chip Portfolio - Class B (10/03)        2005        1.000             1.179              --

Scudder Government & Agency Securities Portfolio - Class
B (7/03)                                                    2005        1.000             0.991              --

Scudder Growth & Income Strategy Portfolio - Class B
(9/04)                                                      2005        1.000             1.023              --

Scudder Growth Portfolio - Class B (8/03)                   2005        1.000             0.966              --

Scudder Growth Strategy Portfolio - Class B (9/04)          2005        1.000             1.034              --

Scudder High Income Portfolio - Class B (7/03)              2005        1.000             0.995              --

Scudder Income & Growth Strategy Portfolio - Class B
(9/04)                                                      2005        1.000             1.013              --

Scudder International Select Equity Portfolio - Class B
(7/03)                                                      2005        1.000             1.117              --

Scudder Mercury Large Cap Core Portfolio (12/04)            2005        1.000             1.092              --

Scudder Mid-Cap Growth Portfolio - Class B (12/03)          2005        1.000             1.107              --

Scudder Money Market Portfolio - Class B (8/03)             2005        1.000             0.998              --

Scudder Salomon Aggressive Growth Portfolio (8/03)          2005        1.000             1.110              --

Scudder Small Cap Growth Portfolio - Class B (7/03)         2005        1.000             1.035              --

Scudder Strategic Income Portfolio - Class B (7/03)         2005        1.000             0.984              --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)



                                                                    UNIT VALUE AT                       NUMBER OF UNITS
                                                                    BEGINNING OF      UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR           END OF YEAR        END OF YEAR
---------------------------------------------------------   ----    -------------     -------------     ---------------
Scudder Technology Growth Portfolio - Class B (7/03)        2005        1.000              1.048               --

Scudder Templeton Foreign Value Portfolio (11/04)           2005        1.000              1.058               --

Scudder Total Return Portfolio - Class B (7/03)             2005        1.000              1.010               --

SVS Davis Venture Value Portfolio - Class B (7/03)          2005        1.000              1.052               --

SVS Dreman Financial Services Portfolio - Class B (8/03)    2005        1.000              0.984               --

SVS Dreman High Return Equity Portfolio - Class B (8/03)    2005        1.000              1.034               --

SVS Dreman Small Cap Value Portfolio - Class B (7/03)       2005        1.000              1.073               --

SVS Eagle Focused Large Cap Growth Portfolio - Class B
(8/03)                                                      2005        1.000              0.933               --

SVS Focus Value & Growth Portfolio - Class B (10/03)        2005        1.000              0.955               --

SVS II Scudder Large Cap Value Portfolio - Class B (8/03)   2005        1.000              0.983               --

SVS Index 500 Portfolio - Class B (7/03)                    2005        1.000              1.017               --

SVS Janus Growth And Income Portfolio - Class B (7/03)      2005        1.000              1.093               --

SVS Janus Growth Opportunities Portfolio - Class B
(10/03)                                                     2005        1.000              1.065               --

SVS MFS Strategic Value Portfolio - Class B (8/03)          2005        1.000              0.993               --

SVS Oak Strategic Equity Portfolio - Class B (7/03)         2005        1.000              0.978               --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF      UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------     -------------     ---------------
   SVS Turner Mid Cap Growth Portfolio - Class B (7/03)        2005        1.000              1.086               --

The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (7/03)   2005        1.000              1.069               --

   Alger American Leveraged AllCap Portfolio - Class S
   Shares (10/03)                                              2005        1.000              1.136               --



                                      NOTES



The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.



"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Effective 02/22/2005: Credit Suisse Trust Global Post-Venture Capital Portfolio changed its name to Credit Suisse Trust Global Small Cap Portfolio.



On 04/29/2005, Scudder Variable Series II: Scudder Growth Portfolio - Class B was merged into the Scudder Variable Series I: Capital Growth Portfolio - Class B, and is no longer available as a funding option.



On 04/29/2005, Scudder Variable Series II: SVS Eagle Focused Large Cap Growth Portfolio - Class B was merged into the Scudder Variable Series I: Capital Growth Portfolio - Class B, and is no longer available as a funding option.



On 09/19/2005, The Scudder Variable Series II: SVS Index 500 Portfolio - Class B was merged into the Scudder Investments VIT Funds: Scudder VIT Equity 500 Index Fund - Class B2, and is no longer available as a funding option.



On 04/29/2005, The Scudder Variable Series II: SVS Focused Value and Growth Portfolio - Class B was merged into the Scudder Variable Series I: Growth and Income Portfolio - Class B, and is no longer available as a funding option.



On 04/29/2005, The Scudder Variable Series I: 21st Century Growth Portfolio - Class B was merged into the Scudder Variable Series II: Scudder Small Cap Growth Portfolio - Class B, and is no longer available as a funding option.

On 10/2005, The Scudder Variable Series II: Scudder Aggressive Growth Portfolio
- Class B Changed its name to Scudder Variable Series II: Scudder Mid Cap Growth Portfolio - Class B.

                                   APPENDIX B
                         CONDENSED FINANCIAL INFORMATION



          METLIFE OF CT SEPARATE ACCOUNT TWELVE FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the Contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the Contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



                         SEPARATE ACCOUNT CHARGES 1.55%



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF      UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR           END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------     -------------     ---------------
AIM Variable Insurance Funds
   AIM V.I. Utilities Fund (7/03)                              2005        1.300             1.496             114,854
                                                               2004        1.069             1.300             106,166
                                                               2003        1.000             1.069                  --

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (7/03)       2005        1.626             2.049             145,359
                                                               2004        1.322             1.626              79,763
                                                               2003        1.000             1.322                 399

   Credit Suisse Trust Global Small Cap Portfolio (6/03)       2005        1.442             1.649              35,148
                                                               2004        1.241             1.442              26,986
                                                               2003        1.000             1.241                  --

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (6/03)      2005        1.321             1.417             570,832
                                                               2004        1.174             1.321             319,096
                                                               2003        1.000             1.174              18,321

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.- Service
   Shares (9/03)                                               2005        1.177             1.197              26,086
                                                               2004        1.128             1.177              25,027
                                                               2003        1.000             1.128                  --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF      UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------     -------------     ---------------
Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (6/03)   2005        1.501             1.646             600,790
                                                               2004        1.166             1.501             416,570
                                                               2003        1.000             1.166              31,908

   Scudder VIT Equity 500 Index Fund - Class B2 (9/05)         2005        1.000             1.007             605,912

Scudder Variable Series I
   21st Century Growth Portfolio - Class B (8/03)              2005        1.231             1.122                  --
                                                               2004        1.130             1.231              98,041
                                                               2003        1.000             1.130                  --

   Capital Growth Portfolio - Class B (7/03)                   2005        1.184             1.265             846,296
                                                               2004        1.118             1.184             285,640
                                                               2003        1.000             1.118              99,871

   Global Discovery Portfolio - Class B (7/03)                 2005        1.523             1.770             188,534
                                                               2004        1.256             1.523             132,423
                                                               2003        1.000             1.256                  --

   Growth and Income Portfolio - Class B (6/03)                2005        1.222             1.272             265,300
                                                               2004        1.130             1.222             172,071
                                                               2003        1.000             1.130              11,807

   Health Sciences Portfolio - Class B (6/03)                  2005        1.210             1.287             202,785
                                                               2004        1.125             1.210              64,549
                                                               2003        1.000             1.125               7,708

   International Portfolio - Class B (7/03)                    2005        1.359             1.548             409,589
                                                               2004        1.187             1.359             344,755
                                                               2003        1.000             1.187               7,337

   SVS I Scudder Bond Portfolio - Class B (6/05)               2005        1.000             0.997               5,416

Scudder Variable Series II
   Scudder Blue Chip Portfolio - Class B (6/03)                2005        1.318             1.423           1,252,480
                                                               2004        1.158             1.318             283,119
                                                               2003        1.000             1.158              32,460

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)



                                                                    UNIT VALUE AT                       NUMBER OF UNITS
                                                                    BEGINNING OF      UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                       YEAR        YEAR           END OF YEAR        END OF YEAR
--------------------------------------------------------    ----    -------------     -------------     ---------------
Scudder Conservative Income Strategy Portfolio - Class B    2005        1.043             1.063             127,317
(8/04)

                                                            2004        1.005             1.043                  --

Scudder Fixed Income Portfolio - Class B (6/03)             2005        1.015             1.018           1,034,366
                                                            2004        0.991             1.015           1,013,767
                                                            2003        1.000             0.991              42,825

Scudder Global Blue Chip Portfolio - Class B (8/03)         2005        1.332             1.606             152,838
                                                            2004        1.183             1.332              65,508
                                                            2003        1.000             1.183               2,944

Scudder Government & Agency Securities Portfolio - Class
B (6/03)                                                    2005        1.015             1.022             488,180
                                                            2004        0.998             1.015             651,596
                                                            2003        1.000             0.998              34,617

Scudder Growth & Income Strategy Portfolio - Class B
(8/04)                                                      2005        1.078             1.115           1,231,906
                                                            2004        1.000             1.078             431,287

Scudder Growth Portfolio - Class B (7/03)                   2005        1.146             1.103                  --
                                                            2004        1.111             1.146             196,692
                                                            2003        1.000             1.111                  --

Scudder Growth Strategy Portfolio - Class B (9/04)          2005        1.097             1.145             770,312
                                                            2004        1.016             1.097             175,261

Scudder High Income Portfolio - Class B (6/03)              2005        1.207             1.229           1,202,835
                                                            2004        1.094             1.207             556,117
                                                            2003        1.000             1.094              75,380

Scudder Income & Growth Strategy Portfolio - Class B
(8/04)                                                      2005        1.060             1.089           1,865,987
                                                            2004        1.003             1.060             774,322

Scudder International Select Equity Portfolio - Class B
(7/03)                                                      2005        1.407             1.579             314,647
                                                            2004        1.212             1.407             204,220

                             2003        1.000             1.212              12,608

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)



                                                                    UNIT VALUE AT                       NUMBER OF UNITS
                                                                    BEGINNING OF      UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR           END OF YEAR        END OF YEAR
-----------------------------------------------------       ----    -------------     -------------     ---------------
Scudder Mercury Large Cap Core Portfolio (2/05)             2005        1.037             1.153                 1,141

Scudder Mid-Cap Growth Portfolio - Class B (8/03)           2005        1.191             1.344                84,918
                                                            2004        1.167             1.191                31,440
                                                            2003        1.000             1.167                    --

Scudder Money Market Portfolio - Class B (7/03)             2005        0.982             0.991               885,642
                                                            2004        0.992             0.982             2,463,485
                                                            2003        1.000             0.992                58,943

Scudder Salomon Aggressive Growth Portfolio (8/03)          2005        1.293             1.441               111,531
                                                            2004        1.178             1.293                82,508
                                                            2003        1.000             1.178                 3,340

Scudder Small Cap Growth Portfolio - Class B (7/03)         2005        1.235             1.298               627,344
                                                            2004        1.135             1.235               245,471
                                                            2003        1.000             1.135               128,991

Scudder Strategic Income Portfolio - Class B (6/03)         2005        1.052             1.056             1,408,471
                                                            2004        0.987             1.052               346,899
                                                            2003        1.000             0.987                12,077

Scudder Technology Growth Portfolio - Class B (7/03)        2005        1.217             1.238               234,767
                                                            2004        1.218             1.217               103,092
                                                            2003        1.000             1.218                    --

Scudder Templeton Foreign Value Portfolio (1/05)            2005        1.054             1.135                61,768

Scudder Total Return Portfolio - Class B (7/03)             2005        1.116             1.142               241,982
                                                            2004        1.066             1.116               223,826
                                                            2003        1.000             1.066                54,839

SVS Davis Venture Value Portfolio - Class B (7/03)          2005        1.273             1.369             1,703,868

                                                            2004        1.161             1.273             1,343,436
                                                            2003        1.000             1.161               163,942

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF      UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR           END OF YEAR        END OF YEAR
--------------------------------------------------------       ----    -------------     -------------     ---------------
SVS Dreman Financial Services Portfolio - Class B (7/03)       2005        1.243             1.218             124,954
                                                               2004        1.132             1.243              62,791
                                                               2003        1.000             1.132                  --

SVS Dreman High Return Equity Portfolio - Class B (6/03)       2005        1.304             1.380             769,888
                                                               2004        1.165             1.304             742,960
                                                               2003        1.000             1.165              75,935

SVS Dreman Small Cap Value Portfolio - Class B (7/03)          2005        1.542             1.667             684,692
                                                               2004        1.247             1.542             514,988
                                                               2003        1.000             1.247             164,572

SVS Eagle Focused Large Cap Growth Portfolio - Class B
(7/03)                                                         2005        1.120             1.024                  --
                                                               2004        1.120             1.120             278,318
                                                               2003        1.000             1.120             100,939

SVS Focus Value & Growth Portfolio - Class B (8/03)            2005        1.267             1.185                  --
                                                               2004        1.160             1.267              53,794
                                                               2003        1.000             1.160                  --

SVS II Scudder Large Cap Value Portfolio - Class B (7/03)      2005        1.258             1.258             600,041
                                                               2004        1.165             1.258             468,294
                                                               2003        1.000             1.165             130,307

SVS Index 500 Portfolio - Class B (7/03)                       2005        1.229             1.252                  --
                                                               2004        1.135             1.229             989,320
                                                               2003        1.000             1.135              26,170

SVS Janus Growth And Income Portfolio - Class B (8/03)         2005        1.227             1.350             207,802
                                                               2004        1.122             1.227             167,914
                                                               2003        1.000             1.122              16,750

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF      UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------     -------------     ---------------
   SVS Janus Growth Opportunities Portfolio - Class B (7/03)   2005        1.229             1.297              86,389
                                                               2004        1.113             1.229              69,603
                                                               2003        1.000             1.113              11,797

   SVS MFS Strategic Value Portfolio - Class B (8/03)          2005        1.300             1.272             257,761
                                                               2004        1.124             1.300             238,008
                                                               2003        1.000             1.124               9,054

   SVS Oak Strategic Equity Portfolio - Class B (7/03)         2005        1.188             1.117             121,505
                                                               2004        1.196             1.188             100,850
                                                               2003        1.000             1.196               3,270

   SVS Turner Mid Cap Growth Portfolio - Class B (7/03)        2005        1.324             1.450             164,959
                                                               2004        1.215             1.324             139,906
                                                               2003        1.000             1.215              69,432

The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (6/03)   2005        1.093             1.164             596,647
                                                               2004        1.065             1.093             573,613
                                                               2003        1.000             1.065              12,814

   Alger American Leveraged AllCap Portfolio - Class S
   Shares (7/03)                                               2005        1.194             1.342             131,200
                                                               2004        1.124             1.194              72,338
                                                               2003        1.000             1.124                  --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                         SEPARATE ACCOUNT CHARGES 2.75%



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF      UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------     -------------     ---------------
AIM Variable Insurance Funds
   AIM V.I. Utilities Fund (7/03)                              2005        1.000              1.107              --

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (7/03)       2005        1.000              1.213              --

   Credit Suisse Trust Global Small Cap Portfolio (6/03)       2005        1.000              1.118              --

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (6/03)      2005        1.000              1.067              --

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.- Service
   Shares (9/03)                                               2005        1.000              1.020              --

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (6/03)   2005        1.000              1.130              --

   Scudder VIT Equity 500 Index Fund - Class B2 (9/05)         2005        1.000              1.004              --

Scudder Variable Series I
   21st Century Growth Portfolio - Class B (8/03)              2005        1.000              0.906              --

   Capital Growth Portfolio - Class B (7/03)                   2005        1.000              1.063              --

   Global Discovery Portfolio - Class B (7/03)                 2005        1.000              1.129              --

   Growth and Income Portfolio - Class B (6/03)                2005        1.000              1.032              --

   Health Sciences Portfolio - Class B (6/03)                  2005        1.000              1.075              --

   International Portfolio - Class B (7/03)                    2005        1.000              1.128              --

   SVS I Scudder Bond Portfolio - Class B (6/05)               2005        1.000              0.991              --

Scudder Variable Series II

Scudder Blue Chip Portfolio - Class B (6/03)                2005        1.000              1.070              --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)



                                                                    UNIT VALUE AT                       NUMBER OF UNITS
                                                                    BEGINNING OF      UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR           END OF YEAR        END OF YEAR
---------------------------------------------------------   ----    -------------     -------------     ---------------
Scudder Conservative Income Strategy Portfolio - Class B
(8/04)                                                      2005        1.000             1.003                --

Scudder Fixed Income Portfolio - Class B (6/03)             2005        1.000             0.982                --

Scudder Global Blue Chip Portfolio - Class B (8/03)         2005        1.000             1.179                --

Scudder Government & Agency Securities Portfolio - Class
B (6/03)                                                    2005        1.000             0.991                --

Scudder Growth & Income Strategy Portfolio - Class B
(8/04)                                                      2005        1.000             1.023                --

Scudder Growth Portfolio - Class B (7/03)                   2005        1.000             0.966                --

Scudder Growth Strategy Portfolio - Class B (9/04)          2005        1.000             1.034                --

Scudder High Income Portfolio - Class B (6/03)              2005        1.000             0.995                --

Scudder Income & Growth Strategy Portfolio - Class B
(8/04)                                                      2005        1.000             1.013                --

Scudder International Select Equity Portfolio - Class B
(7/03)                                                      2005        1.000             1.117                --

Scudder Mercury Large Cap Core Portfolio (2/05)             2005        1.000             1.092                --

Scudder Mid-Cap Growth Portfolio - Class B (8/03)           2005        1.000             1.107                --

Scudder Money Market Portfolio - Class B (7/03)             2005        1.000             0.998                --

Scudder Salomon Aggressive Growth Portfolio (8/03)          2005        1.000             1.110                --

Scudder Small Cap Growth Portfolio - Class B (7/03)         2005        1.000             1.035                --

Scudder Strategic Income Portfolio - Class B (6/03)         2005        1.000             0.984                --

Scudder Technology Growth Portfolio - Class B (7/03)        2005        1.000             1.048                --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)



                                                                    UNIT VALUE AT                       NUMBER OF UNITS
                                                                    BEGINNING OF      UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR           END OF YEAR        END OF YEAR
---------------------------------------------------------   ----    -------------     -------------     ---------------
Scudder Templeton Foreign Value Portfolio (1/05)            2005        1.000             1.058                --

Scudder Total Return Portfolio - Class B (7/03)             2005        1.000             1.010                --

SVS Davis Venture Value Portfolio - Class B (7/03)          2005        1.000             1.052                --

SVS Dreman Financial Services Portfolio - Class B (7/03)    2005        1.000             0.984                --

SVS Dreman High Return Equity Portfolio - Class B (6/03)    2005        1.000             1.034                --

SVS Dreman Small Cap Value Portfolio - Class B (7/03)       2005        1.000             1.073                --

SVS Eagle Focused Large Cap Growth Portfolio - Class B
(7/03)                                                      2005        1.000             0.933                --

SVS Focus Value & Growth Portfolio - Class B (8/03)         2005        1.000             0.955                --

SVS II Scudder Large Cap Value Portfolio - Class B (7/03)   2005        1.000             0.983                --

SVS Index 500 Portfolio - Class B (7/03)                    2005        1.000             1.017                --

SVS Janus Growth And Income Portfolio - Class B (8/03)      2005        1.000             1.093                --

SVS Janus Growth Opportunities Portfolio - Class B (7/03)   2005        1.000             1.065                --

SVS MFS Strategic Value Portfolio - Class B (8/03)          2005        1.000             0.993                --

SVS Oak Strategic Equity Portfolio - Class B (7/03)         2005        1.000             0.978                --

SVS Turner Mid Cap Growth Portfolio - Class B (7/03)        2005        1.000             1.086                --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF      UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------     -------------     ---------------
The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (6/03)   2005        1.000             1.069                --

   Alger American Leveraged AllCap Portfolio - Class S
   Shares (7/03)                                               2005        1.000             1.136                --



                                      NOTES



The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.



"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Effective 02/22/2005: Credit Suisse Trust Global Post-Venture Capital Portfolio changed its name to Credit Suisse Trust Global Small Cap Portfolio.



On 04/29/2005, Scudder Variable Series II: Scudder Growth Portfolio - Class B was merged into the Scudder Variable Series I: Capital Growth Portfolio - Class B, and is no longer available as a funding option.



On 04/29/2005, Scudder Variable Series II: SVS Eagle Focused Large Cap Growth Portfolio - Class B was merged into the Scudder Variable Series I: Capital Growth Portfolio - Class B, and is no longer available as a funding option.



On 09/19/2005, The Scudder Variable Series II: SVS Index 500 Portfolio - Class B was merged into the Scudder Investments VIT Funds: Scudder VIT Equity 500 Index Fund - Class B2, and is no longer available as a funding option.



On 04/29/2005, The Scudder Variable Series II: SVS Focused Value and Growth Portfolio - Class B was merged into the Scudder Variable Series I: Growth and Income Portfolio - Class B, and is no longer available as a funding option.



On 04/29/2005, The Scudder Variable Series I: 21st Century Growth Portfolio - Class B was merged into the Scudder Variable Series II: Scudder Small Cap Growth Portfolio - Class B, and is no longer available as a funding option.



On 10/2005, The Scudder Variable Series II: Scudder Aggressive Growth Portfolio
- Class B Changed its name to Scudder Variable Series II: Scudder Mid Cap Growth Portfolio - Class B.

                                   APPENDIX C

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.

TRANSFERS

You may make transfers from the Fixed Account to any available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.

Automated transfers from the Fixed Account to any of the Variable Funding Options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                                   APPENDIX D

            WAIVER OF WITHDRAWAL CHARGE FOR NURSING HOME CONFINEMENT
  (AVAILABLE ONLY IF THE OWNER IS AGE 70 OR YOUNGER ON THE DATE THE CONTRACT IS
                                    ISSUED.)

If, after the first Contract Year and before the Maturity Date, and you begin confinement in an eligible nursing home, you may surrender or make withdrawal, subject to the maximum withdrawal amount described below, without incurring a withdrawal charge. In order for the Company to waive the withdrawal charge, the withdrawal must be made during continued confinement in an eligible nursing home after the qualifying period has been satisfied, or within sixty (60) days after such confinement ends. The qualifying period is confinement in an eligible nursing home for ninety (90) consecutive days. We will require proof of confinement in a form satisfactory to us, which may include certification by a licensed physician that such confinement is medically necessary.

An eligible nursing home is defined as an institution or special nursing unit of a hospital which:

      (a)   is Medicare approved as a provider of skilled nursing care services;
            and

      (b) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

                                       OR

Meets all of the following standards:

      (a) is licensed as a nursing care facility by the state in which it is licensed;

      (b) is either a freestanding facility or a distinct part of another facility such as a ward, wing, unit or swing-bed of a hospital or other facility;

      (c) provides nursing care to individuals who are not able to care for themselves and who require nursing care;

      (d) provides, as a primary function, nursing care and room and board; and charges for these services;

      (e) provides care under the supervision of a licensed physician, registered nurse (RN) or licensed practical nurse (LPN);

      (f) may provide care by a licensed physical, respiratory, occupational or speech therapist; and

      (g) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

We will not waive withdrawal charges if confinement is due to one or more of the following causes:

      (a) mental, nervous, emotional or personality disorder without demonstrable organic disease, including, but not limited to, neurosis, psychoneurosis, psychopathy or psychosis

      (b) the voluntary taking or injection of drugs, unless prescribed or administered by a licensed physician

      (c) the voluntary taking of any drugs prescribed by a licensed physician and intentionally not taken as prescribed

      (d) sensitivity to drugs voluntarily taken, unless prescribed by a physician

      (e) drug addiction, unless addiction results from the voluntary taking of drugs prescribed by a licensed physician, or the involuntary taking of drugs.

FILING A CLAIM: You must provide the Company with written notice of a claim during continued confinement after the 90-day qualifying period, or within sixty days after such confinement ends.


The maximum withdrawal amount for which we will waive the withdrawal charge is the Contract Value on the next Valuation Date following written proof of claim, less any Purchase Payments made within a one-year period before confinement in an eligible nursing home begins, less any Purchase Payment made on or after the Annuitant's 71st birthday.



We will pay any withdrawal requested under the scope of this waiver as soon as we receive proper written proof of your claim, and we will pay the withdrawal in a lump sum. You should consult with your tax adviser regarding the tax impact of any withdrawals taken from your Contract.

                                   APPENDIX E

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:



                            The Insurance Company
                            Principal Underwriter
                            Distribution and Principal Underwriting Agreement Valuation of Assets
                            Federal Tax Considerations
                            Independent Registered Public Accounting Firm Financial Statements



Copies of the Statement of Additional Information dated May 1, 2006 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut/MetLife Life and Annuity Company of Connecticut at One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415. For the MetLife Insurance Company of Connecticut Statement of Additional Information please request MIC-Book-70-71-75, and for the MetLife Life and Annuity Company of Connecticut Statement of Additional Information please request MLAC-Book-70-71-75.


Name:    _________________________________________

Address: _________________________________________

         _________________________________________



Check Box:

[ ]  MIC-Book-70-71-75

[ ]  MLAC-Book-70-71-75

Book 75                                                              May 1, 2006

                           PIONEER ANNUISTAR(SM) PLUS
                            PORTFOLIO ARCHITECT PLUS
                            SCUDDER ADVOCATE REWARDS

                       STATEMENT OF ADDITIONAL INFORMATION

                                      DATED


                                   MAY 1, 2006


                                       FOR


          METLIFE OF CT SEPARATE ACCOUNT TWELVE FOR VARIABLE ANNUITIES


                                    ISSUED BY


                METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT*



This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Variable Annuity Contract Prospectus dated May 1, 2006 A copy of the Prospectus may be obtained by writing to MetLife Life and Annuity Company of Connecticut, Annuity Services, One Cityplace, Hartford, Connecticut 06103-3415, or by calling (800) 842-9325 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.


                                TABLE OF CONTENTS

THE INSURANCE COMPANY...........................................................         2
PRINCIPAL UNDERWRITER...........................................................         3
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT...............................         3
VALUATION OF ASSETS.............................................................         3
FEDERAL TAX CONSIDERATIONS......................................................         4
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...................................         9
CONDENSED FINANCIAL INFORMATION.................................................        10
FINANCIAL STATEMENTS............................................................         1


* The Travelers Life and Annuity Company has filed for approval to change its name to MetLife Life and Annuity Company of Connecticut. The change will be effective May 1, 2006 pending regulatory approval. You will receive a contract endorsement notifying you of the name change once it has occurred.

                              THE INSURANCE COMPANY


MetLife Life and Annuity Company of Connecticut (formerly The Travelers Life and Annuity Company) (the "Company") is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.



STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.


The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.


THE SEPARATE ACCOUNT. MetLife of CT Separate Account Twelve for Variable Annuities (formerly known as TLAC Separate Account Twelve for Variable Annuities) (the "Separate Account") meets the definition of a separate account under the federal securities laws, and complies with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes which authorizes the Connecticut Insurance Commissioner to adopt regulations under it.
Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.


                              PRINCIPAL UNDERWRITER


MLI Distribution LLC ("MLIDLLC") (formerly Travelers Distribution LLC) serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. MLIDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut. MLIDLLC is affiliated with the Company and the Separate Account.


                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT


Information about the distribution of the Contracts is contained in the prospectus (see "Other Information - Distribution of the Variable Annuity Contracts"). Additional information is provided below.



Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, MLIDLLC and the Company, MLIDLLC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses MLIDLLC for certain sales and overhead expenses connected with sales functions.



The following table shows the amount of commissions paid to and the amount of commissions retained by MLIDLLC over the past three years.

                        MLIDLLC Underwriting Commissions



                 UNDERWRITING COMMISSIONS PAID TO       AMOUNT OF UNDERWRITING COMMISSIONS
YEAR                  MLIDLLC BY THE COMPANY                    RETAINED BY MLIDLLC
----             --------------------------------       ----------------------------------
2005                   $    94,264,724                            $         0

2004                   $   125,706,000                            $         0

2003                   $   121,901,000                            $         0



The Company and MLIDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDLLC pay separate, additional compensation to the broker-dealer firms for services the broker-dealer firms provide in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer firms, the hiring and training of the broker-dealer firms' sales personnel, the sponsoring of conferences and seminars by the broker-dealer firms, or general marketing services performed by the broker-dealer firms. The broker-dealer firms may also provide other services or incur other costs in connection with distributing the Company's products.



These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contract, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firms or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firms and their registered representatives to favor the Company's products. The amount of additional compensation (non-commission amounts) paid to selected broker-dealer firms during 2005 ranged from $3,617,678 to $1,894. The amount of commissions paid to selected broker-dealer firms during 2005 ranged from $38,782,702 to $584,889. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected broker-dealer firms during 2005 ranged from $42,400,380 to $175,737.



The following list sets forth the names of broker-dealer firms that have entered into preferred distribution arrangements with the Company and MLIDLLC under which the broker-dealer firms received additional compensation in 2005 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the Contracts). The broker-dealer firms are listed in alphabetical order:



AIG Advisor Group (including Advantage Capital Corporation, FSC Securities Corporation, Royal Alliance Associates, Inc., Sentra Securities Corporation, Spelman & Co., Inc. and SunAmerica Securities, Inc.



Linsco/Private Ledger
Merrill Lynch, Pierce, Fenner & Smith, Incorporated
Morgan Stanley DW, Inc.
Pioneer Funds Distributor, Inc.
PFS Investments, Inc. (d/b/a/ Primerica)
DWS Scudder Distributors, Inc.
Citigroup Global Markets Inc. (d/b/a/ Smith Barney)
Tower Square Securities, Inc.

There are other broker-dealer firms who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.



REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE. We may reduce or eliminate the withdrawal charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the withdrawal charge where such reduction or elimination would be unfairly discriminatory to any person.


                               VALUATION OF ASSETS

FUNDING OPTIONS. The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.





THE CONTRACT VALUE. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a funding option from one valuation period to the next. The net investment factor for a funding option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable funding option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a funding option is equal to (a) minus (b), divided by (c) where:

                  (a) = investment income plus capital gains and losses (whether realized or unrealized);

                  (b) = any deduction for applicable taxes (presently zero); and

                  (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A funding option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each funding option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each funding option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each funding option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the annuity unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the valuation period just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a Valuation Period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

                        CALCULATION OF MONEY MARKET YIELD



From time to time, we may quote in advertisements and sales literature the adjusted and unadjusted effective yield for a money market Subaccount for a 7-day period, as described below. On a Contract-specific basis, the effective yield is computed at each month-end according to the following formula:



        EffectiveYield = ((BaseReturn + 1) to the power of (365 / 7)) - 1



Where:



BaseReturn = (AUVChange - ContractChargeAdjustment) / PriorAUV.
AUVChange = CurrentAUV - PriorAUV.
ContractChargeAdjustment = AverageAUV * Period Charge.
AverageAUV = (CurrentAUV + PriorAUV) / 2.
PeriodCharge = AnnualContractFee * (7/365).
PriorAUV = Unit value as of 7 days prior.
CurrentAUV = Unit value as of the reporting period (last day of the month).



We may also quote the effective yield of a money market Subaccount for the same 7-day period, determined on an unadjusted basis (which does not deduct Contract-level charges), according to the same formula but where:



BaseReturn = AUVChange / PriorAUV



Because of the charges and deductions imposed under the Contract, the yield for the Subaccount will be lower than the yield for the corresponding Underlying Fund. The yields on amounts held in the Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the Underlying Fund, the types and qualities of portfolio securities held by the Underlying Fund, and the Underlying Fund's operating expenses. Yields on amounts held in the Subaccount may also be presented for periods other than a 7-day period.


                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.


FOREIGN TAX CREDIT



To the extent permitted under federal income tax law, the Separate Account may claim the benefit of certain tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.


MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section

403(b) annuity attains age 70-1/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the Contract Owner attains 70-1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. You should note that the U.S. Treasury recently issued regulations clarifying the operation of the required minimum distribution rules.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without any limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income and interest received on fixed instruments (notes, bonds, etc.).

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and
(b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002 - 2004, $4,000 for calendar years 2005-2007, and $5,000 for 2008, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $40,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

Effective January 1, 1997, employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit was increased under EGTRRA. The applicable limit was increased under EGTRRA to $7,000 for 2002, $8,000 for 2003, $9,000 in 2004, $10,000 in 2005 (which will be indexed for inflation for years after 2005. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAS

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59-1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59-1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution plan each year were increased by EGTRRA. The maximum total annual limit was increased from $35,000 to $40,000 ($42,000 for 2005). The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") increase on a graduated basis; $11,000 in 2002, $12,000 in 2003, $13,000 in 2004, $14,000 in 2005 and $15,000 in 2006. The $15,000 annual limit will be indexed for inflation after 2006. Additional "catch-up contributions" may be made by individuals age 50 or over.

Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 59 -1/2, or in the case of hardship.

SECTION 403(B) PLANS

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($14,000 in 2005).

Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59-1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

      (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

      (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

      (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70-1/2 or as otherwise required by law, or

      (d)   the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2.    OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE
YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.





                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The financial statements of TLAC Separate Account Twelve for Variable Annuities as of December 31, 2005 and for the period in the year then ended and The Travelers Life and Annuity Company (the "Company") (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the acquisition of the Company by MetLife Inc. on July 1, 2005 and the application of the purchase method of accounting to the assets and liabilities of the Company as required by the U.S. Securities and Exchange Commission Staff Accounting Bulletin 5.J., Push Down Basis of Accounting Required in Certain Limited Circumstances and such assets and liabilities were measured at their fair values as of the acquisition date in conformity with Statement of Financial Accounting Standards No.141, Business Combinations) as of December 31, 2005 and the related consolidated statements of income, stockholder's equity, and cash flows for the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR) and the consolidated financial statement schedules as of December 31, 2005 (SUCCESSOR), and the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR) included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, FL 33602-5827.



                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The financial statements and schedules of The Travelers Life and Annuity Company as of December 31, 2004 and for each of the years in the two-year period ended December 31, 2004, included herein, and the statement of changes in net assets of TLAC Separate Account Twelve for Variable Annuities for the year or lessor periods ended December 31, 2004, and financial highlights for the period May 5, 2003 (date operations commenced) to December 31, 2003 and for the year ended December 31, 2004 or lessor periods, also included herein, have been included in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit reports on The Travelers Life and Annuity Company refer to changes in the Company's methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004.

                         CONDENSED FINANCIAL INFORMATION



The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.



                         SEPARATE ACCOUNT CHARGES 1.70%



                                                                                 UNIT VALUE AT                 NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                            PORTFOLIO NAME                                 YEAR      YEAR        END OF YEAR     END OF YEAR
----------------------------------------------------------------------    -----  -------------  -------------  ---------------
   Money Market Portfolio (5/03)                                           2005       0.987          0.998        1,176,599
                                                                           2004       0.993          0.987        1,059,162
                                                                           2003       1.000          0.993        1,275,133

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (6/03)                   2005       1.280          1.366          350,540
                                                                           2004       1.224          1.280          272,817
                                                                           2003       1.000          1.224           98,539

   AIM V.I. Mid Cap Core Equity Fund - Series II (6/03)                    2005       1.388          1.464          401,717
                                                                           2004       1.243          1.388          330,870
                                                                           2003       1.000          1.243          135,469

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2 Shares (6/03)       2005       1.325          1.348        1,267,036
                                                                           2004       1.215          1.325        1,268,329
                                                                           2003       1.000          1.215          263,250

   Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares
   (6/03)                                                                  2005       1.462          1.506          290,911
                                                                           2004       1.334          1.462          258,975
                                                                           2003       1.000          1.334           39,510

   Templeton Foreign Securities Fund - Class 2 Shares (6/03)               2005       1.558          1.687          635,490
                                                                           2004       1.337          1.558          446,541
                                                                           2003       1.000          1.337          115,962

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund - Class II Shares
   (6/03)                                                                  2005       1.343          1.447          876,903
                                                                           2004       1.255          1.343          752,445
                                                                           2003       1.000          1.255          439,526

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)



                                                                                 UNIT VALUE AT                 NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                            PORTFOLIO NAME                                 YEAR      YEAR        END OF YEAR     END OF YEAR
----------------------------------------------------------------------    -----  -------------  -------------  ---------------
Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service Shares (6/03)        2005       1.291          1.331          449,078
                                                                           2004       1.232          1.291          346,594
                                                                           2003       1.000          1.232           65,060

   Oppenheimer Global Securities Fund/VA - Service Shares (6/03)           2005       1.650          1.850          156,706
                                                                           2004       1.412          1.650          136,638
                                                                           2003       1.000          1.412           19,604

Pioneer Variable Contracts Trust
   Pioneer  AmPac Growth VCT Portfolio - Class II (4/04)                   2005       1.000          0.995            7,616
                                                                           2004       1.025          1.000            9,001

   Pioneer America Income VCT Portfolio - Class II Shares (5/03)           2005       1.008          1.008          961,248
                                                                           2004       0.995          1.008          708,997
                                                                           2003       1.000          0.995          205,748

   Pioneer Balanced VCT Portfolio - Class II Shares (6/03)                 2005       1.140          1.163          342,578
                                                                           2004       1.109          1.140          282,120
                                                                           2003       1.000          1.109           63,211

   Pioneer Cullen Value VCT Portfolio - Class II Shares (3/05)             2005       0.986          1.085          135,753

   Pioneer Emerging Markets VCT Portfolio - Class II Shares (6/03)         2005       1.760          2.381          256,792
                                                                           2004       1.509          1.760          157,650
                                                                           2003       1.000          1.509           79,144

   Pioneer Equity Income VCT Portfolio - Class II Shares (6/03)            2005       1.373          1.425          784,782
                                                                           2004       1.204          1.373          688,291
                                                                           2003       1.000          1.204          280,736

   Pioneer Equity Opportunity VCT Portfolio - Class II Shares (5/05)       2005       0.978          1.064            3,262

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)



                                                                                 UNIT VALUE AT                 NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                            PORTFOLIO NAME                                 YEAR      YEAR        END OF YEAR     END OF YEAR
----------------------------------------------------------------------    -----  -------------  -------------  ---------------
   Pioneer Europe VCT Portfolio - Class II Shares (6/03)                   2005       1.490          1.579           20,643
                                                                           2004       1.282          1.490           17,163
                                                                           2003       1.000          1.282           11,491

   Pioneer Fund VCT Portfolio - Class II Shares (6/03)                     2005       1.321          1.376        1,005,610
                                                                           2004       1.211          1.321          898,353
                                                                           2003       1.000          1.211          294,873

   Pioneer Global High Yield VCT Portfolio - Class II Shares (3/05)        2005       0.996          1.039          234,528

   Pioneer Growth Shares VCT Portfolio - Class II Shares (6/03)            2005       1.205          1.223          309,748
                                                                           2004       1.153          1.205          381,352
                                                                           2003       1.000          1.153          207,501

   Pioneer High Yield VCT Portfolio - Class II Shares (6/03)               2005       1.220          1.220        4,574,182
                                                                           2004       1.151          1.220        3,139,369
                                                                           2003       1.000          1.151        1,349,892

   Pioneer Ibbotson Aggressive Allocation VCT Portfolio - Class II
   Shares (5/05)                                                           2005       0.990          1.084           24,646

   Pioneer Ibbotson Growth Allocation VCT Portfolio - Class II Shares
   (3/05)                                                                  2005       0.983          1.064          315,637

   Pioneer Ibbotson Moderate Allocation VCT Portfolio - Class II
   Shares (4/05)                                                           2005       0.992          1.049          233,443

   Pioneer International Value VCT Portfolio - Class II Shares (6/03)      2005       1.500          1.699          155,214
                                                                           2004       1.288          1.500           87,618
                                                                           2003       1.000          1.288           15,484

   Pioneer Mid Cap Value VCT Portfolio - Class II Shares (6/03)            2005       1.583          1.675          952,296
                                                                           2004       1.322          1.583          878,891
                                                                           2003       1.000          1.322          319,189

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)



                                                                                 UNIT VALUE AT                 NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                            PORTFOLIO NAME                                 YEAR      YEAR        END OF YEAR     END OF YEAR
----------------------------------------------------------------------    -----  -------------  -------------  ---------------
   Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class II Shares
   (4/04)                                                                  2005       1.094          1.164          210,512
                                                                           2004       1.028          1.094          114,677

   Pioneer Real Estate Shares VCT Portfolio - Class II Shares (6/03)       2005       1.677          1.894          597,049
                                                                           2004       1.260          1.677          592,545
                                                                           2003       1.000          1.260          127,444

   Pioneer Small and Mid Cap Growth VCT Portfolio - Class II (4/04)        2005       1.072          1.103          235,313
                                                                           2004       1.061          1.072          224,857

   Pioneer Small Cap Value VCT Portfolio - Class II Shares (6/03)          2005       1.595          1.743          526,002
                                                                           2004       1.353          1.595          502,427
                                                                           2003       1.000          1.353          239,973

   Pioneer Small Company VCT Portfolio - Class II Shares (6/03)            2005       1.429          1.428           55,299
                                                                           2004       1.284          1.429           39,830
                                                                           2003       1.000          1.284           10,089

   Pioneer Strategic Income VCT Portfolio - Class II Shares (5/03)         2005       1.176          1.185          981,820
                                                                           2004       1.088          1.176          912,147
                                                                           2003       1.000          1.088          351,323

   Pioneer Value VCT Portfolio - Class II Shares (6/03)                    2005       1.304          1.342          228,197
                                                                           2004       1.190          1.304          133,777
                                                                           2003       1.000          1.190            7,885

Salomon Brothers Variable Series Funds Inc.
   Salomon Brothers Variable All Cap Fund - Class II (9/05)                2005       1.021          1.035            2,641

   Total Return Fund - Class II (6/03)                                     2005       1.188          1.202          454,157
                                                                           2004       1.114          1.188          417,429
                                                                           2003       1.000          1.114           82,047

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 1.75%



                                                                                 UNIT VALUE AT                 NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                            PORTFOLIO NAME                                 YEAR      YEAR        END OF YEAR     END OF YEAR
----------------------------------------------------------------------    -----  -------------  -------------  ---------------
   Money Market Portfolio (5/03)                                           2005       0.986          0.996            2,843
                                                                           2004       0.993          0.986           29,727
                                                                           2003       1.000          0.993                -

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (6/03)                   2005       1.278          1.364            3,792
                                                                           2004       1.224          1.278            4,256
                                                                           2003       1.000          1.224                -

   AIM V.I. Mid Cap Core Equity Fund - Series II (6/03)                    2005       1.387          1.462            1,789
                                                                           2004       1.243          1.387                -
                                                                           2003       1.000          1.243                -

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2 Shares (6/03)       2005       1.324          1.346            1,952
                                                                           2004       1.214          1.324                -
                                                                           2003       1.000          1.214                -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares
   (6/03)                                                                  2005       1.460          1.504           53,958
                                                                           2004       1.333          1.460           56,976
                                                                           2003       1.000          1.333                -

   Templeton Foreign Securities Fund - Class 2 Shares (6/03)               2005       1.556          1.685            4,628
                                                                           2004       1.336          1.556            5,854
                                                                           2003       1.000          1.336                -

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund - Class II Shares
   (6/03)                                                                  2005       1.341          1.445            6,746
                                                                           2004       1.255          1.341            6,175
                                                                           2003       1.000          1.255                -

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service Shares (6/03)        2005       1.290          1.329            8,968
                                                                           2004       1.231          1.290            2,306
                                                                           2003       1.000          1.231                -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)



                                                                                 UNIT VALUE AT                 NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                            PORTFOLIO NAME                                 YEAR      YEAR        END OF YEAR     END OF YEAR
----------------------------------------------------------------------    -----  -------------  -------------  ---------------
   Oppenheimer Global Securities Fund/VA - Service Shares (6/03)           2005       1.649          1.848            9,359
                                                                           2004       1.411          1.649            3,306
                                                                           2003       1.000          1.411                -

Pioneer Variable Contracts Trust
   Pioneer  AmPac Growth VCT Portfolio - Class II (4/04)                   2005       1.000          0.994                -
                                                                           2004       1.025          1.000              907

   Pioneer America Income VCT Portfolio - Class II Shares (5/03)           2005       1.007          1.007          114,319
                                                                           2004       0.994          1.007          118,384
                                                                           2003       1.000          0.994                -

   Pioneer Balanced VCT Portfolio - Class II Shares (6/03)                 2005       1.139          1.161           27,647
                                                                           2004       1.109          1.139           27,650
                                                                           2003       1.000          1.109                -

   Pioneer Cullen Value VCT Portfolio - Class II Shares (3/05)             2005       0.986          1.084                -

   Pioneer Emerging Markets VCT Portfolio - Class II Shares (6/03)         2005       1.759          2.378           30,453
                                                                           2004       1.508          1.759           24,477
                                                                           2003       1.000          1.508                -

   Pioneer Equity Income VCT Portfolio - Class II Shares (6/03)            2005       1.372          1.423          141,886
                                                                           2004       1.203          1.372          137,696
                                                                           2003       1.000          1.203                -

   Pioneer Equity Opportunity VCT Portfolio - Class II Shares (5/05)       2005       0.978          1.063                -

   Pioneer Europe VCT Portfolio - Class II Shares (6/03)                   2005       1.488          1.577           46,500
                                                                           2004       1.281          1.488           48,358
                                                                           2003       1.000          1.281                -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)



                                                                                 UNIT VALUE AT                 NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                            PORTFOLIO NAME                                 YEAR      YEAR        END OF YEAR     END OF YEAR
----------------------------------------------------------------------    -----  -------------  -------------  ---------------
Pioneer Fund VCT Portfolio - Class II Shares (6/03)                        2005       1.320          1.374          240,375
                                                                           2004       1.211          1.320          274,835
                                                                           2003       1.000          1.211           19,153

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)



                                                                                 UNIT VALUE AT                 NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                            PORTFOLIO NAME                                 YEAR      YEAR        END OF YEAR     END OF YEAR
----------------------------------------------------------------------    -----  -------------  -------------  ---------------
Pioneer Global High Yield VCT Portfolio - Class II Shares (3/05)          2005        0.996          1.039                -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)



                                                                                 UNIT VALUE AT                 NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                            PORTFOLIO NAME                                 YEAR      YEAR        END OF YEAR     END OF YEAR
----------------------------------------------------------------------    -----  -------------  -------------  ---------------
Pioneer Growth Shares VCT Portfolio - Class II Shares (6/03)               2005       1.204          1.221           54,628
                                                                           2004       1.152          1.204           52,133
                                                                           2003       1.000          1.152                -

Pioneer High Yield VCT Portfolio - Class II Shares (6/03)                  2005       1.219          1.218            1,383
                                                                           2004       1.151          1.219            3,241
                                                                           2003       1.000          1.151                -

Pioneer Ibbotson Aggressive Allocation VCT Portfolio - Class II
Shares (5/05)                                                              2005       0.990          1.083                -

Pioneer Ibbotson Growth Allocation VCT Portfolio - Class II Shares
(3/05)                                                                     2005       0.983          1.063            9,464

Pioneer Ibbotson Moderate Allocation VCT Portfolio - Class II
Shares (4/05)                                                              2005       0.992          1.049                -

Pioneer International Value VCT Portfolio - Class II Shares (6/03)         2005       1.499          1.697                -
                                                                           2004       1.288          1.499                -
                                                                           2003       1.000          1.288                -

Pioneer Mid Cap Value VCT Portfolio - Class II Shares (6/03)               2005       1.582          1.673          113,268
                                                                           2004       1.322          1.582          115,414
                                                                           2003       1.000          1.322           22,818

Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class II Shares
(4/04)                                                                     2005       1.094          1.163              533
                                                                           2004       1.028          1.094                -

Pioneer Real Estate Shares VCT Portfolio - Class II Shares (6/03)          2005       1.675          1.891           16,812
                                                                           2004       1.259          1.675            7,117
                                                                           2003       1.000          1.259            5,553

Pioneer Small and Mid Cap Growth VCT Portfolio - Class II (4/04)           2005       1.072          1.102                -
                                                                           2004       1.061          1.072                -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)



                                                                                 UNIT VALUE AT                 NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                            PORTFOLIO NAME                                 YEAR      YEAR        END OF YEAR     END OF YEAR
----------------------------------------------------------------------    -----  -------------  -------------  ---------------
   Pioneer Small Cap Value VCT Portfolio - Class II Shares (6/03)          2005       1.594          1.740           16,168
                                                                           2004       1.353          1.594           15,544
                                                                           2003       1.000          1.353            8,633

   Pioneer Small Company VCT Portfolio - Class II Shares (6/03)            2005       1.428          1.426                -
                                                                           2004       1.283          1.428                -
                                                                           2003       1.000          1.283                -

   Pioneer Strategic Income VCT Portfolio - Class II Shares (5/03)         2005       1.175          1.184           71,553
                                                                           2004       1.088          1.175           53,815
                                                                           2003       1.000          1.088                -

   Pioneer Value VCT Portfolio - Class II Shares (6/03)                    2005       1.303          1.340           11,287
                                                                           2004       1.190          1.303           14,367
                                                                           2003       1.000          1.190            5,983

Salomon Brothers Variable Series Funds Inc.
   Salomon Brothers Variable All Cap Fund - Class II (9/05)                2005       1.021          1.035                -

   Total Return Fund - Class II (6/03)                                     2005       1.187          1.201           23,238
                                                                           2004       1.113          1.187           29,299
                                                                           2003       1.000          1.113            6,338

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 1.80%



                                                                                 UNIT VALUE AT                 NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                            PORTFOLIO NAME                                 YEAR      YEAR        END OF YEAR     END OF YEAR
----------------------------------------------------------------------    -----  -------------  -------------  ---------------
   Money Market Portfolio (5/03)                                           2005       0.986          0.997              272
                                                                           2004       0.994          0.986                -
                                                                           2003       1.000          0.994                -

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (6/03)                   2005       1.204          1.284                -
                                                                           2004       1.152          1.204                -
                                                                           2003       1.000          1.152                -

   AIM V.I. Mid Cap Core Equity Fund - Series II (6/03)                    2005       1.257          1.325                -
                                                                           2004       1.127          1.257                -
                                                                           2003       1.004          1.127                -

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2 Shares (6/03)       2005       1.256          1.276           10,257
                                                                           2004       1.152          1.256                -
                                                                           2003       1.000          1.152                -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares
   (6/03)                                                                  2005       1.340          1.379                -
                                                                           2004       1.224          1.340                -
                                                                           2003       1.000          1.224                -

   Templeton Foreign Securities Fund - Class 2 Shares (6/03)               2005       1.417          1.534              789
                                                                           2004       1.217          1.417                -
                                                                           2003       1.000          1.217                -

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund - Class II Shares
   (6/03)                                                                  2005       1.229          1.324              129
                                                                           2004       1.151          1.229                -
                                                                           2003       1.000          1.151                -

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service Shares (6/03)        2005       1.207          1.244            7,764
                                                                           2004       1.153          1.207                -
                                                                           2003       1.000          1.153                -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)



                                                                                 UNIT VALUE AT                 NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                            PORTFOLIO NAME                                 YEAR      YEAR        END OF YEAR     END OF YEAR
----------------------------------------------------------------------    -----  -------------  -------------  ---------------
   Oppenheimer Global Securities Fund/VA - Service Shares (6/03)           2005       1.481          1.659            7,200
                                                                           2004       1.268          1.481                -
                                                                           2003       1.000          1.268                -

Pioneer Variable Contracts Trust
   Pioneer  AmPac Growth VCT Portfolio - Class II (4/04)                   2005       1.000          0.994              234
                                                                           2004       1.024          1.000                -

   Pioneer America Income VCT Portfolio - Class II Shares (5/03)           2005       0.996          0.995            1,456
                                                                           2004       0.984          0.996                -
                                                                           2003       1.000          0.984                -

   Pioneer Balanced VCT Portfolio - Class II Shares (6/03)                 2005       1.074          1.095            1,049
                                                                           2004       1.046          1.074                -
                                                                           2003       1.000          1.046                -

   Pioneer Cullen Value VCT Portfolio - Class II Shares (3/05)             2005       0.986          1.084           12,909

   Pioneer Emerging Markets VCT Portfolio - Class II Shares (6/03)         2005       1.603          2.167            5,782
                                                                           2004       1.375          1.603                -
                                                                           2003       1.000          1.375                -

   Pioneer Equity Income VCT Portfolio - Class II Shares (6/03)            2005       1.269          1.315            7,559
                                                                           2004       1.114          1.269                -
                                                                           2003       1.000          1.114                -

   Pioneer Equity Opportunity VCT Portfolio - Class II Shares (5/05)       2005       0.978          1.063                -

   Pioneer Europe VCT Portfolio - Class II Shares (6/03)                   2005       1.387          1.469                -
                                                                           2004       1.195          1.387                -
                                                                           2003       0.990          1.195                -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)



                                                                                 UNIT VALUE AT                 NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                            PORTFOLIO NAME                                 YEAR      YEAR        END OF YEAR     END OF YEAR
----------------------------------------------------------------------    -----  -------------  -------------  ---------------
   Pioneer Fund VCT Portfolio - Class II Shares (6/03)                     2005       1.235          1.285                -
                                                                           2004       1.133          1.235                -
                                                                           2003       1.000          1.133                -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)



                                                                                 UNIT VALUE AT                 NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                            PORTFOLIO NAME                                 YEAR      YEAR        END OF YEAR     END OF YEAR
----------------------------------------------------------------------    -----  -------------  -------------  ---------------
   Pioneer Global High Yield VCT Portfolio - Class II Shares (3/05)        2005       0.996          1.039           16,646

   Pioneer Growth Shares VCT Portfolio - Class II Shares (6/03)            2005       1.136          1.152                -
                                                                           2004       1.088          1.136                -
                                                                           2003       1.000          1.088                -

   Pioneer High Yield VCT Portfolio - Class II Shares (6/03)               2005       1.146          1.145                -
                                                                           2004       1.083          1.146                -
                                                                           2003       1.000          1.083                -

   Pioneer Ibbotson Aggressive Allocation VCT Portfolio - Class II
   Shares (5/05)                                                           2005       0.990          1.083           15,403

   Pioneer Ibbotson Growth Allocation VCT Portfolio - Class II Shares
   (3/05)                                                                  2005       0.983          1.063           46,825

   Pioneer Ibbotson Moderate Allocation VCT Portfolio - Class II
   Shares (4/05)                                                           2005       0.992          1.048          109,633

   Pioneer International Value VCT Portfolio - Class II Shares (6/03)      2005       1.396          1.579              546
                                                                           2004       1.200          1.396                -
                                                                           2003       0.996          1.200                -

   Pioneer Mid Cap Value VCT Portfolio - Class II Shares (6/03)            2005       1.438          1.521            8,746
                                                                           2004       1.203          1.438                -
                                                                           2003       1.000          1.203                -

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class II Shares
   (4/04)                                                                  2005       1.093          1.162            9,497
                                                                           2004       1.028          1.093                -

   Pioneer Real Estate Shares VCT Portfolio - Class II Shares (6/03)       2005       1.613          1.820            7,991
                                                                           2004       1.213          1.613                -
                                                                           2003       1.000          1.213                -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)



                                                                                 UNIT VALUE AT                 NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                            PORTFOLIO NAME                                 YEAR      YEAR        END OF YEAR     END OF YEAR
----------------------------------------------------------------------    -----  -------------  -------------  ---------------
   Pioneer Small and Mid Cap Growth VCT Portfolio - Class II (4/04)        2005       1.072          1.101           10,019
                                                                           2004       1.061          1.072                -

   Pioneer Small Cap Value VCT Portfolio - Class II Shares (6/03)          2005       1.425          1.555           11,191
                                                                           2004       1.210          1.425                -
                                                                           2003       1.000          1.210                -

   Pioneer Small Company VCT Portfolio - Class II Shares (6/03)            2005       1.307          1.304                -
                                                                           2004       1.175          1.307                -
                                                                           2003       1.000          1.175                -

   Pioneer Strategic Income VCT Portfolio - Class II Shares (5/03)         2005       1.130          1.138            3,106
                                                                           2004       1.046          1.130                -
                                                                           2003       1.000          1.046                -

   Pioneer Value VCT Portfolio - Class II Shares (6/03)                    2005       1.227          1.261              186
                                                                           2004       1.121          1.227                -
                                                                           2003       0.993          1.121                -

Salomon Brothers Variable Series Funds Inc.
   Salomon Brothers Variable All Cap Fund - Class II (9/05)                2005       1.020          1.035                -

   Total Return Fund - Class II (6/03)                                     2005       1.124          1.136              340
                                                                           2004       1.054          1.124                -
                                                                           2003       1.000          1.054                -

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 1.90%



                                                                                 UNIT VALUE AT                 NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                            PORTFOLIO NAME                                 YEAR      YEAR        END OF YEAR     END OF YEAR
----------------------------------------------------------------------    -----  -------------  -------------  ---------------
   Money Market Portfolio (5/03)                                           2005       0.983          0.993          391,075
                                                                           2004       0.992          0.983          204,709
                                                                           2003       1.000          0.992           44,851

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (6/03)                   2005       1.275          1.359          193,380
                                                                           2004       1.222          1.275          169,143
                                                                           2003       1.000          1.222           88,741

   AIM V.I. Mid Cap Core Equity Fund - Series II (6/03)                    2005       1.383          1.456          198,173
                                                                           2004       1.241          1.383          184,758
                                                                           2003       1.000          1.241           66,821

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2 Shares (6/03)       2005       1.321          1.341          564,059
                                                                           2004       1.213          1.321          519,411
                                                                           2003       1.000          1.213          164,370

   Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares
   (6/03)                                                                  2005       1.457          1.498          224,869
                                                                           2004       1.332          1.457          194,847
                                                                           2003       1.000          1.332           38,830

   Templeton Foreign Securities Fund - Class 2 Shares (6/03)               2005       1.553          1.678          314,979
                                                                           2004       1.335          1.553          259,067
                                                                           2003       1.000          1.335           49,584

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund - Class II Shares
   (6/03)                                                                  2005       1.338          1.440          319,983
                                                                           2004       1.254          1.338          309,260
                                                                           2003       1.000          1.254           67,683

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service Shares (6/03)        2005       1.287          1.324          256,999
                                                                           2004       1.230          1.287          246,174
                                                                           2003       1.000          1.230          120,811

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)



                                                                                 UNIT VALUE AT                 NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                            PORTFOLIO NAME                                 YEAR      YEAR        END OF YEAR     END OF YEAR
----------------------------------------------------------------------    -----  -------------  -------------  ---------------
   Oppenheimer Global Securities Fund/VA - Service Shares (6/03)           2005       1.645          1.841          176,167
                                                                           2004       1.410          1.645          140,971
                                                                           2003       1.000          1.410           87,298

Pioneer Variable Contracts Trust
   Pioneer  AmPac Growth VCT Portfolio - Class II (4/04)                   2005       0.999          0.992           64,916
                                                                           2004       1.024          0.999           55,303

   Pioneer America Income VCT Portfolio - Class II Shares (5/03)           2005       1.004          1.003          559,880
                                                                           2004       0.993          1.004          448,443
                                                                           2003       1.000          0.993          226,059

   Pioneer Balanced VCT Portfolio - Class II Shares (6/03)                 2005       1.137          1.157          122,882
                                                                           2004       1.108          1.137           99,528
                                                                           2003       1.000          1.108           82,628

   Pioneer Cullen Value VCT Portfolio - Class II Shares (3/05)             2005       0.986          1.083           31,964

   Pioneer Emerging Markets VCT Portfolio - Class II Shares (6/03)         2005       1.754          2.369          182,248
                                                                           2004       1.507          1.754          134,493
                                                                           2003       1.000          1.507            7,658

   Pioneer Equity Income VCT Portfolio - Class II Shares (6/03)            2005       1.369          1.417          564,213
                                                                           2004       1.202          1.369          540,174
                                                                           2003       1.000          1.202          196,491

   Pioneer Equity Opportunity VCT Portfolio - Class II Shares (5/05)       2005       0.978          1.062            2,020

   Pioneer Europe VCT Portfolio - Class II Shares (6/03)                   2005       1.485          1.571            4,135
                                                                           2004       1.280          1.485                -
                                                                           2003       1.000          1.280                -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)



                                                                                 UNIT VALUE AT                 NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                            PORTFOLIO NAME                                 YEAR      YEAR        END OF YEAR     END OF YEAR
----------------------------------------------------------------------    -----  -------------  -------------  ---------------
Pioneer Fund VCT Portfolio - Class II Shares (6/03)                        2005       1.317          1.369          532,069
                                                                           2004       1.210          1.317          464,083
                                                                           2003       1.000          1.210          237,631

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)



                                                                                 UNIT VALUE AT                 NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                            PORTFOLIO NAME                                 YEAR      YEAR        END OF YEAR     END OF YEAR
----------------------------------------------------------------------    -----  -------------  -------------  ---------------
Pioneer Global High Yield VCT Portfolio - Class II Shares (3/05)           2005       0.996          1.038          183,500

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)



                                                                                 UNIT VALUE AT                 NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                            PORTFOLIO NAME                                 YEAR      YEAR        END OF YEAR     END OF YEAR
----------------------------------------------------------------------    -----  -------------  -------------  ---------------
Pioneer Growth Shares VCT Portfolio - Class II Shares (6/03)               2005       1.201          1.216           70,629
                                                                           2004       1.151          1.201          104,298
                                                                           2003       1.000          1.151           39,890

Pioneer High Yield VCT Portfolio - Class II Shares (6/03)                  2005       1.216          1.213        1,590,306
                                                                           2004       1.150          1.216        2,941,061
                                                                           2003       1.000          1.150        2,098,260

Pioneer Ibbotson Aggressive Allocation VCT Portfolio - Class II
Shares (5/05)                                                              2005       0.990          1.082                -

Pioneer Ibbotson Growth Allocation VCT Portfolio - Class II Shares
(3/05)                                                                     2005       0.983          1.062           76,911

Pioneer Ibbotson Moderate Allocation VCT Portfolio - Class II
Shares (4/05)                                                              2005       0.992          1.047          506,207

Pioneer International Value VCT Portfolio - Class II Shares (6/03)         2005       1.495          1.690           70,518
                                                                           2004       1.287          1.495           35,270
                                                                           2003       1.000          1.287           12,714

Pioneer Mid Cap Value VCT Portfolio - Class II Shares (6/03)               2005       1.578          1.666          301,423
                                                                           2004       1.321          1.578          311,747
                                                                           2003       1.000          1.321          108,365

Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class II Shares
(4/04)                                                                     2005       1.092          1.160          285,813
                                                                           2004       1.028          1.092          189,326

Pioneer Real Estate Shares VCT Portfolio - Class II Shares (6/03)          2005       1.671          1.884          112,225
                                                                           2004       1.258          1.671          123,816
                                                                           2003       1.000          1.258           49,307

Pioneer Small and Mid Cap Growth VCT Portfolio - Class II (4/04)           2005       1.071          1.099           64,494
                                                                           2004       1.061          1.071           53,769

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)



                                                                                 UNIT VALUE AT                 NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                            PORTFOLIO NAME                                 YEAR      YEAR        END OF YEAR     END OF YEAR
----------------------------------------------------------------------    -----  -------------  -------------  ---------------
   Pioneer Small Cap Value VCT Portfolio - Class II Shares (6/03)          2005       1.590          1.733          213,830
                                                                           2004       1.352          1.590          178,822
                                                                           2003       1.000          1.352           34,281

   Pioneer Small Company VCT Portfolio - Class II Shares (6/03)            2005       1.424          1.421           84,637
                                                                           2004       1.282          1.424           69,632
                                                                           2003       1.000          1.282            9,513

   Pioneer Strategic Income VCT Portfolio - Class II Shares (5/03)         2005       1.172          1.179          742,582
                                                                           2004       1.087          1.172          664,723
                                                                           2003       1.000          1.087          242,084

   Pioneer Value VCT Portfolio - Class II Shares (6/03)                    2005       1.299          1.335          238,881
                                                                           2004       1.189          1.299          175,065
                                                                           2003       1.000          1.189           46,229

Salomon Brothers Variable Series Funds Inc.
   Salomon Brothers Variable All Cap Fund - Class II (9/05)                2005       1.020          1.034                -

   Total Return Fund - Class II (6/03)                                     2005       1.184          1.196           89,283
                                                                           2004       1.112          1.184          205,488
                                                                           2003       1.000          1.112          158,638

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 1.95%



                                                                                 UNIT VALUE AT                 NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                            PORTFOLIO NAME                                 YEAR      YEAR        END OF YEAR     END OF YEAR
----------------------------------------------------------------------    -----  -------------  -------------  ---------------
   Money Market Portfolio (5/03)                                           2005       0.982          0.991        3,925,376
                                                                           2004       0.992          0.982        2,750,893
                                                                           2003       1.000          0.992          741,221

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (6/03)                   2005       1.274          1.357        1,364,842
                                                                           2004       1.222          1.274          848,508
                                                                           2003       1.000          1.222          430,200

   AIM V.I. Mid Cap Core Equity Fund - Series II (6/03)                    2005       1.382          1.454          438,003
                                                                           2004       1.241          1.382          466,803
                                                                           2003       1.000          1.241          187,412

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2 Shares (6/03)       2005       1.320          1.339        2,146,735
                                                                           2004       1.213          1.320        1,948,551
                                                                           2003       1.000          1.213          634,586

   Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares
   (6/03)                                                                  2005       1.455          1.496        1,181,221
                                                                           2004       1.331          1.455          836,065
                                                                           2003       1.000          1.331          327,152

   Templeton Foreign Securities Fund - Class 2 Shares (6/03)               2005       1.551          1.676        1,463,806
                                                                           2004       1.334          1.551          713,262
                                                                           2003       1.000          1.334          163,763

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund - Class II Shares
   (6/03)                                                                  2005       1.337          1.438        1,093,183
                                                                           2004       1.253          1.337          940,326
                                                                           2003       1.000          1.253          388,456

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service Shares (6/03)        2005       1.286          1.322          699,304
                                                                           2004       1.230          1.286          739,491
                                                                           2003       1.000          1.230          183,462

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)



                                                                                 UNIT VALUE AT                 NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                            PORTFOLIO NAME                                 YEAR      YEAR        END OF YEAR     END OF YEAR
----------------------------------------------------------------------    -----  -------------  -------------  ---------------
   Oppenheimer Global Securities Fund/VA - Service Shares (6/03)           2005       1.643          1.838        1,164,308
                                                                           2004       1.409          1.643          813,324
                                                                           2003       1.000          1.409          170,193

Pioneer Variable Contracts Trust
   Pioneer  AmPac Growth VCT Portfolio - Class II (4/04)                   2005       0.998          0.991          254,341
                                                                           2004       1.024          0.998          214,851

   Pioneer America Income VCT Portfolio - Class II Shares (5/03)           2005       1.003          1.001        1,542,672
                                                                           2004       0.993          1.003        1,593,911
                                                                           2003       1.000          0.993          638,899

   Pioneer Balanced VCT Portfolio - Class II Shares (6/03)                 2005       1.135          1.155          846,588
                                                                           2004       1.107          1.135          482,004
                                                                           2003       1.000          1.107          127,183

   Pioneer Cullen Value VCT Portfolio - Class II Shares (3/05)             2005       0.986          1.082          218,649

   Pioneer Emerging Markets VCT Portfolio - Class II Shares (6/03)         2005       1.753          2.365        1,050,816
                                                                           2004       1.506          1.753          555,265
                                                                           2003       1.000          1.506          158,378

   Pioneer Equity Income VCT Portfolio - Class II Shares (6/03)            2005       1.367          1.415        1,806,855
                                                                           2004       1.202          1.367        1,674,791
                                                                           2003       1.000          1.202          679,000

   Pioneer Equity Opportunity VCT Portfolio - Class II Shares (5/05)       2005       0.978          1.062                -

   Pioneer Europe VCT Portfolio - Class II Shares (6/03)                   2005       1.483          1.568           77,809
                                                                           2004       1.280          1.483           67,626
                                                                           2003       1.000          1.280           54,605

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)



                                                                                 UNIT VALUE AT                 NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                            PORTFOLIO NAME                                 YEAR      YEAR        END OF YEAR     END OF YEAR
----------------------------------------------------------------------    -----  -------------  -------------  ---------------
Pioneer Fund VCT Portfolio - Class II Shares (6/03)                        2005       1.316          1.367        2,428,570
                                                                           2004       1.209          1.316        1,915,953
                                                                           2003       1.000          1.209          551,597

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)



                                                                                 UNIT VALUE AT                 NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                            PORTFOLIO NAME                                 YEAR      YEAR        END OF YEAR     END OF YEAR
----------------------------------------------------------------------    -----  -------------  -------------  ---------------
Pioneer Global High Yield VCT Portfolio - Class II Shares (3/05)           2005       0.996          1.037          109,097

Pioneer Growth Shares VCT Portfolio - Class II Shares (6/03)               2005       1.200          1.215          600,682
                                                                           2004       1.151          1.200          535,783
                                                                           2003       1.000          1.151          371,816

Pioneer High Yield VCT Portfolio - Class II Shares (6/03)                  2005       1.215          1.211        2,797,083
                                                                           2004       1.149          1.215        6,793,176
                                                                           2003       1.000          1.149        1,141,451

Pioneer Ibbotson Aggressive Allocation VCT Portfolio - Class II
Shares (5/05)                                                              2005       0.990          1.081                -

Pioneer Ibbotson Growth Allocation VCT Portfolio - Class II Shares
(3/05)                                                                     2005       0.983          1.062          275,252

Pioneer Ibbotson Moderate Allocation VCT Portfolio - Class II
Shares (4/05)                                                              2005       0.992          1.047          423,960

Pioneer International Value VCT Portfolio - Class II Shares (6/03)         2005       1.494          1.687          313,001
                                                                           2004       1.286          1.494          273,331
                                                                           2003       1.000          1.286           94,511

Pioneer Mid Cap Value VCT Portfolio - Class II Shares (6/03)               2005       1.576          1.664        1,454,274
                                                                           2004       1.320          1.576        1,190,409
                                                                           2003       1.000          1.320          575,255

Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class II Shares
(4/04)                                                                     2005       1.092          1.159          980,067
                                                                           2004       1.028          1.092          692,708

Pioneer Real Estate Shares VCT Portfolio - Class II Shares (6/03)          2005       1.670          1.881        1,041,321
                                                                           2004       1.258          1.670          885,875
                                                                           2003       1.000          1.258          335,998

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)



                                                                                 UNIT VALUE AT                 NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                            PORTFOLIO NAME                                 YEAR      YEAR        END OF YEAR     END OF YEAR
----------------------------------------------------------------------    -----  -------------  -------------  ---------------
   Pioneer Small and Mid Cap Growth VCT Portfolio - Class II (4/04)        2005       1.070          1.098             432,403
                                                                           2004       1.061          1.070             264,209

   Pioneer Small Cap Value VCT Portfolio - Class II Shares (6/03)          2005       1.588          1.731             747,655
                                                                           2004       1.351          1.588             627,245
                                                                           2003       1.000          1.351             237,883

   Pioneer Small Company VCT Portfolio - Class II Shares (6/03)            2005       1.423          1.419             261,773
                                                                           2004       1.282          1.423             281,934
                                                                           2003       1.000          1.282             145,255

   Pioneer Strategic Income VCT Portfolio - Class II Shares (5/03)         2005       1.171          1.177           3,275,180
                                                                           2004       1.086          1.171           2,035,738
                                                                           2003       1.000          1.086             582,009

   Pioneer Value VCT Portfolio - Class II Shares (6/03)                    2005       1.298          1.333           1,563,942
                                                                           2004       1.188          1.298             822,153
                                                                           2003       1.000          1.188             143,518

Salomon Brothers Variable Series Funds Inc.
   Salomon Brothers Variable All Cap Fund - Class II (9/05)                2005       1.019          1.033                   -

   Total Return Fund - Class II (6/03)                                     2005       1.183          1.194             521,513
                                                                           2004       1.112          1.183             446,590
                                                                           2003       1.000          1.112             468,463

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 2.00%



                                                                                 UNIT VALUE AT                 NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                            PORTFOLIO NAME                                 YEAR      YEAR        END OF YEAR     END OF YEAR
----------------------------------------------------------------------    -----  -------------  -------------  ---------------
   Money Market Portfolio (5/03)                                           2005       0.983          0.992                -
                                                                           2004       0.993          0.983                -
                                                                           2003       1.000          0.993                -

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (6/03)                   2005       1.200          1.277                -
                                                                           2004       1.151          1.200                -
                                                                           2003       1.000          1.151                -

   AIM V.I. Mid Cap Core Equity Fund - Series II (6/03)                    2005       1.253          1.318                -
                                                                           2004       1.126          1.253                -
                                                                           2003       1.004          1.126                -

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2 Shares (6/03)       2005       1.252          1.269                -
                                                                           2004       1.151          1.252                -
                                                                           2003       1.000          1.151                -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares
   (6/03)                                                                  2005       1.336          1.372                -
                                                                           2004       1.223          1.336                -
                                                                           2003       1.000          1.223                -

   Templeton Foreign Securities Fund - Class 2 Shares (6/03)               2005       1.413          1.526                -
                                                                           2004       1.216          1.413                -
                                                                           2003       1.000          1.216                -

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund - Class II Shares
   (6/03)                                                                  2005       1.226          1.317                -
                                                                           2004       1.149          1.226                -
                                                                           2003       1.000          1.149                -

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service Shares (6/03)        2005       1.204          1.237                -
                                                                           2004       1.152          1.204                -
                                                                           2003       1.000          1.152                -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)



                                                                                 UNIT VALUE AT                 NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                            PORTFOLIO NAME                                 YEAR      YEAR        END OF YEAR     END OF YEAR
----------------------------------------------------------------------    -----  -------------  -------------  ---------------
   Oppenheimer Global Securities Fund/VA - Service Shares (6/03)           2005       1.476           1.650          16,696
                                                                           2004       1.267           1.476               -
                                                                           2003       1.000           1.267               -

Pioneer Variable Contracts Trust
   Pioneer  AmPac Growth VCT Portfolio - Class II (4/04)                   2005       0.998           0.990               -
                                                                           2004       1.024           0.998               -

   Pioneer America Income VCT Portfolio - Class II Shares (5/03)           2005       0.993           0.990               -
                                                                           2004       0.983           0.993               -
                                                                           2003       1.000           0.983               -

   Pioneer Balanced VCT Portfolio - Class II Shares (6/03)                 2005       1.071           1.089               -
                                                                           2004       1.045           1.071               -
                                                                           2003       1.000           1.045               -

   Pioneer Cullen Value VCT Portfolio - Class II Shares (3/05)             2005       0.986           1.082               -

   Pioneer Emerging Markets VCT Portfolio - Class II Shares (6/03)         2005       1.598           2.156               -
                                                                           2004       1.374           1.598               -
                                                                           2003       1.000           1.374               -

   Pioneer Equity Income VCT Portfolio - Class II Shares (6/03)            2005       1.265           1.309               -
                                                                           2004       1.112           1.265               -
                                                                           2003       1.000           1.112               -

   Pioneer Equity Opportunity VCT Portfolio - Class II Shares (5/05)       2005       0.978           1.061               -

   Pioneer Europe VCT Portfolio - Class II Shares (6/03)                   2005       1.383           1.462               -
                                                                           2004       1.194           1.383               -
                                                                           2003       0.990           1.194               -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)



                                                                                 UNIT VALUE AT                 NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                            PORTFOLIO NAME                                 YEAR      YEAR        END OF YEAR     END OF YEAR
----------------------------------------------------------------------    -----  -------------  -------------  ---------------
Pioneer Fund VCT Portfolio - Class II Shares (6/03)                        2005       1.231          1.278                -
                                                                           2004       1.132          1.231                -
                                                                           2003       1.000          1.132                -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)



                                                                                 UNIT VALUE AT                 NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                            PORTFOLIO NAME                                 YEAR      YEAR        END OF YEAR     END OF YEAR
----------------------------------------------------------------------    -----  -------------  -------------  ---------------
Pioneer Global High Yield VCT Portfolio - Class II Shares (3/05)           2005       0.996          1.037                -

Pioneer Growth Shares VCT Portfolio - Class II Shares (6/03)               2005       1.133          1.146           47,677
                                                                           2004       1.087          1.133                -
                                                                           2003       1.000          1.087                -

Pioneer High Yield VCT Portfolio - Class II Shares (6/03)                  2005       1.143          1.139                -
                                                                           2004       1.082          1.143                -
                                                                           2003       1.000          1.082                -

Pioneer Ibbotson Aggressive Allocation VCT Portfolio - Class II
Shares (5/05)                                                              2005       0.990          1.081                -

Pioneer Ibbotson Growth Allocation VCT Portfolio - Class II Shares
(3/05)                                                                     2005       0.983          1.061                -

Pioneer Ibbotson Moderate Allocation VCT Portfolio - Class II
Shares (4/05)                                                              2005       0.992          1.047                -

Pioneer International Value VCT Portfolio - Class II Shares (6/03)         2005       1.391          1.571                -
                                                                           2004       1.199          1.391                -
                                                                           2003       0.996          1.199                -

Pioneer Mid Cap Value VCT Portfolio - Class II Shares (6/03)               2005       1.434          1.513                -
                                                                           2004       1.201          1.434                -
                                                                           2003       1.000          1.201                -

Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class II Shares
(4/04)                                                                     2005       1.092          1.157                -
                                                                           2004       1.028          1.092                -

Pioneer Real Estate Shares VCT Portfolio - Class II Shares (6/03)          2005       1.608          1.811                -
                                                                           2004       1.212          1.608                -
                                                                           2003       1.000          1.212                -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)



                                                                                 UNIT VALUE AT                 NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                            PORTFOLIO NAME                                 YEAR      YEAR        END OF YEAR     END OF YEAR
----------------------------------------------------------------------    -----  -------------  -------------  ---------------
   Pioneer Small and Mid Cap Growth VCT Portfolio - Class II (4/04)        2005       1.070          1.097                -
                                                                           2004       1.061          1.070                -

   Pioneer Small Cap Value VCT Portfolio - Class II Shares (6/03)          2005       1.420          1.547                -
                                                                           2004       1.209          1.420                -
                                                                           2003       1.000          1.209                -

   Pioneer Small Company VCT Portfolio - Class II Shares (6/03)            2005       1.303          1.298                -
                                                                           2004       1.174          1.303                -
                                                                           2003       1.000          1.174                -

   Pioneer Strategic Income VCT Portfolio - Class II Shares (5/03)         2005       1.127          1.132                -
                                                                           2004       1.045          1.127                -
                                                                           2003       1.000          1.045                -

   Pioneer Value VCT Portfolio - Class II Shares (6/03)                    2005       1.223          1.255           43,535
                                                                           2004       1.120          1.223                -
                                                                           2003       0.993          1.120                -

Salomon Brothers Variable Series Funds Inc.
   Salomon Brothers Variable All Cap Fund - Class II (9/05)                2005       1.019          1.033                -

   Total Return Fund - Class II (6/03)                                     2005       1.120          1.131                -
                                                                           2004       1.053          1.120                -
                                                                           2003       1.000          1.053                -

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 2.05%



                                                                                 UNIT VALUE AT                 NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                            PORTFOLIO NAME                                 YEAR      YEAR        END OF YEAR     END OF YEAR
----------------------------------------------------------------------    -----  -------------  -------------  ---------------
   Money Market Portfolio (5/03)                                           2005       0.996          1.004          982,648
                                                                           2004       1.000          0.996           49,045

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (6/03)                   2005       1.056          1.124           46,496
                                                                           2004       1.000          1.056              844

   AIM V.I. Mid Cap Core Equity Fund - Series II (6/03)                    2005       1.067          1.121           43,079
                                                                           2004       1.000          1.067            8,165

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2 Shares (6/03)       2005       1.074          1.089          244,641
                                                                           2004       1.000          1.074           12,643

   Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares
   (6/03)                                                                  2005       1.087          1.116          117,518
                                                                           2004       1.000          1.087           13,337

   Templeton Foreign Securities Fund - Class 2 Shares (6/03)               2005       1.158          1.250          634,305
                                                                           2004       1.000          1.158            5,330

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund - Class II Shares
   (6/03)                                                                  2005       1.054          1.133          219,766
                                                                           2004       1.000          1.054                -

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service Shares (6/03)        2005       1.049          1.077          165,274
                                                                           2004       1.000          1.049              900

   Oppenheimer Global Securities Fund/VA - Service Shares (6/03)           2005       1.171          1.309          160,010
                                                                           2004       1.000          1.171                -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)



                                                                                 UNIT VALUE AT                 NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                            PORTFOLIO NAME                                 YEAR      YEAR        END OF YEAR     END OF YEAR
----------------------------------------------------------------------    -----  -------------  -------------  ---------------
Pioneer Variable Contracts Trust
   Pioneer  AmPac Growth VCT Portfolio - Class II (4/04)                   2005       0.994          0.985           78,551
                                                                           2004       1.000          0.994           11,999

   Pioneer America Income VCT Portfolio - Class II Shares (5/03)           2005       1.034          1.031          237,592
                                                                           2004       1.000          1.034           24,443

   Pioneer Balanced VCT Portfolio - Class II Shares (6/03)                 2005       1.028          1.044           26,439
                                                                           2004       1.000          1.028            2,998

   Pioneer Cullen Value VCT Portfolio - Class II Shares (3/05)             2005       0.986          1.082          184,529

   Pioneer Emerging Markets VCT Portfolio - Class II Shares (6/03)         2005       1.297          1.749          212,653
                                                                           2004       1.000          1.297                -

   Pioneer Equity Income VCT Portfolio - Class II Shares (6/03)            2005       1.127          1.165          323,924
                                                                           2004       1.000          1.127           12,717

   Pioneer Equity Opportunity VCT Portfolio - Class II Shares (5/05)       2005       0.978          1.061                -

   Pioneer Europe VCT Portfolio - Class II Shares (6/03)                   2005       1.179          1.246            2,170
                                                                           2004       1.000          1.179                -

   Pioneer Fund VCT Portfolio - Class II Shares (6/03)                     2005       1.092          1.134          145,914
                                                                           2004       1.000          1.092              485

   Pioneer Global High Yield VCT Portfolio - Class II Shares (3/05)        2005       0.996          1.037          136,110

   Pioneer Growth Shares VCT Portfolio - Class II Shares (6/03)            2005       1.083          1.095           40,677
                                                                           2004       1.000          1.083            8,076

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)



                                                                                 UNIT VALUE AT                 NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                            PORTFOLIO NAME                                 YEAR      YEAR        END OF YEAR     END OF YEAR
----------------------------------------------------------------------    -----  -------------  -------------  ---------------
Pioneer High Yield VCT Portfolio - Class II Shares (6/03)                  2005       1.087          1.083          183,990
                                                                           2004       1.000          1.087           15,044

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)



                                                                                 UNIT VALUE AT                 NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                            PORTFOLIO NAME                                 YEAR      YEAR        END OF YEAR     END OF YEAR
----------------------------------------------------------------------    -----  -------------  -------------  ---------------
Pioneer Ibbotson Aggressive Allocation VCT Portfolio - Class II
Shares (5/05)                                                              2005       0.990          1.081          438,092

Pioneer Ibbotson Growth Allocation VCT Portfolio - Class II Shares
(3/05)                                                                     2005       0.983          1.061        1,030,211

Pioneer Ibbotson Moderate Allocation VCT Portfolio - Class II
Shares (4/05)                                                              2005       0.992          1.046          334,379

Pioneer International Value VCT Portfolio - Class II Shares (6/03)         2005       1.172          1.323           28,541
                                                                           2004       1.000          1.172                -

Pioneer Mid Cap Value VCT Portfolio - Class II Shares (6/03)               2005       1.146          1.208          434,277
                                                                           2004       1.000          1.146            9,221

Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class II Shares
(4/04)                                                                     2005       1.072          1.136          174,584
                                                                           2004       1.000          1.072            8,531

Pioneer Real Estate Shares VCT Portfolio - Class II Shares (6/03)          2005       1.310          1.475          204,399
                                                                           2004       1.000          1.310            2,561

Pioneer Small and Mid Cap Growth VCT Portfolio - Class II (4/04)           2005       1.012          1.037           33,244
                                                                           2004       1.000          1.012              525

Pioneer Small Cap Value VCT Portfolio - Class II Shares (6/03)             2005       1.156          1.258           99,965
                                                                           2004       1.000          1.156                -

Pioneer Small Company VCT Portfolio - Class II Shares (6/03)               2005       1.110          1.105            8,543
                                                                           2004       1.000          1.110                -

Pioneer Strategic Income VCT Portfolio - Class II Shares (5/03)            2005       1.100          1.105          497,292
                                                                           2004       1.000          1.100           23,582

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)



                                                                                 UNIT VALUE AT                 NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                            PORTFOLIO NAME                                 YEAR      YEAR        END OF YEAR     END OF YEAR
----------------------------------------------------------------------    -----  -------------  -------------  ---------------
   Pioneer Value VCT Portfolio - Class II Shares (6/03)                    2005       1.088          1.116          105,732
                                                                           2004       1.000          1.088           12,050

Salomon Brothers Variable Series Funds Inc.
   Salomon Brothers Variable All Cap Fund - Class II (9/05)                2005       1.019          1.032                -

   Total Return Fund - Class II (6/03)                                     2005       1.055          1.065           11,621
                                                                           2004       1.000          1.055                -

                         CONDENSED FINANCIAL INFORMATION



The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.



                         SEPARATE ACCOUNT CHARGES 2.10%



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR          END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Money Market Portfolio (5/03)                               2005        0.980           0.987             1,548,431
                                                               2004        0.991           0.980             1,250,641
                                                               2003        1.000           0.991               312,983

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (6/03)       2005        1.271           1.351               446,572
                                                               2004        1.221           1.271               361,404
                                                               2003        1.000           1.221                74,704

   AIM V.I. Mid Cap Core Equity Fund - Series II (6/03)        2005        1.379           1.448               517,792
                                                               2004        1.240           1.379               536,920
                                                               2003        1.000           1.240               199,337

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (6/03)                                               2005        1.317           1.334             1,207,567
                                                               2004        1.211           1.317             1,149,736
                                                               2003        1.000           1.211               352,519

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (6/03)                                               2005        1.452           1.490               699,155
                                                               2004        1.330           1.452               670,562
                                                               2003        1.000           1.330               271,190

   Templeton Foreign Securities Fund - Class 2 Shares (6/03)   2005        1.547           1.669               885,241
                                                               2004        1.333           1.547               735,725
                                                               2003        1.000           1.333               146,224

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund - Class
   II Shares (6/03)                                            2005        1.334           1.432               819,639
                                                               2004        1.252           1.334               855,357
                                                               2003        1.000           1.252               377,521

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR          END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (6/03)                                               2005        1.283           1.317              334,168
                                                               2004        1.229           1.283              377,643
                                                               2003        1.000           1.229              152,620

   Oppenheimer Global Securities Fund/VA - Service Shares
   (6/03)                                                      2005        1.639           1.831              472,694
                                                               2004        1.408           1.639              386,948
                                                               2003        1.000           1.408               33,301

Pioneer Variable Contracts Trust
   Pioneer  AmPac Growth VCT Portfolio - Class II (4/04)       2005        0.997           0.988              211,240
                                                               2004        1.024           0.997              178,298

   Pioneer America Income VCT Portfolio - Class II Shares
   (5/03)                                                      2005        1.001           0.997              797,022
                                                               2004        0.992           1.001              609,296
                                                               2003        1.000           0.992              250,581

   Pioneer Balanced VCT Portfolio - Class II Shares (6/03)     2005        1.133           1.151              282,837
                                                               2004        1.106           1.133              226,707
                                                               2003        1.000           1.106               52,925

   Pioneer Cullen Value VCT Portfolio - Class II Shares
   (3/05)                                                      2005        0.986           1.081              124,388

   Pioneer Emerging Markets VCT Portfolio - Class II Shares
   (6/03)                                                      2005        1.748           2.356              328,577
                                                               2004        1.505           1.748              248,330
                                                               2003        1.000           1.505               42,611

   Pioneer Equity Income VCT Portfolio - Class II Shares
   (6/03)                                                      2005        1.364           1.410              751,186
                                                               2004        1.201           1.364              636,842
                                                               2003        1.000           1.201              126,214

   Pioneer Equity Opportunity VCT Portfolio - Class II
   Shares (5/05)                                               2005        0.978           1.061                    -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR          END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
Pioneer Europe VCT Portfolio - Class II Shares (6/03)          2005        1.480           1.562                57,996
                                                               2004        1.278           1.480                13,891
                                                               2003        1.000           1.278                 7,941

Pioneer Fund VCT Portfolio - Class II Shares (6/03)            2005        1.312           1.361             1,361,509
                                                               2004        1.208           1.312             1,389,532
                                                               2003        1.000           1.208               434,413

Pioneer Global High Yield VCT Portfolio - Class II
Shares (3/05)                                                  2005        0.996           1.036               142,739

Pioneer Growth Shares VCT Portfolio - Class II Shares
(6/03)                                                         2005        1.197           1.210               499,326
                                                               2004        1.149           1.197               548,642
                                                               2003        1.000           1.149               279,238

Pioneer High Yield VCT Portfolio - Class II Shares (6/03)      2005        1.212           1.207             2,300,862
                                                               2004        1.148           1.212             2,487,816
                                                               2003        1.000           1.148             1,124,041

Pioneer Ibbotson Aggressive Allocation VCT Portfolio -
Class II Shares (5/05)                                         2005        0.989           1.080                 4,746

Pioneer Ibbotson Growth Allocation VCT Portfolio - Class
II Shares (3/05)                                               2005        0.983           1.061               207,570

Pioneer Ibbotson Moderate Allocation VCT Portfolio -
Class II Shares (4/05)                                         2005        0.992           1.046               107,925

Pioneer International Value VCT Portfolio - Class II
Shares (6/03)                                                  2005        1.490           1.681               182,026
                                                               2004        1.285           1.490               104,891
                                                               2003        1.000           1.285               172,623

Pioneer Mid Cap Value VCT Portfolio - Class II Shares
(6/03)                                                         2005        1.572           1.658               898,865
                                                               2004        1.319           1.572               739,522
                                                               2003        1.000           1.319               296,115

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR          END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class
   II Shares (4/04)                                            2005        1.091           1.155               607,804
                                                               2004        1.028           1.091               362,695

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (6/03)                                               2005        1.666           1.874               606,919
                                                               2004        1.256           1.666               613,969
                                                               2003        1.000           1.256               204,599

   Pioneer Small and Mid Cap Growth VCT Portfolio - Class
   II (4/04)                                                   2005        1.069           1.095               208,372
                                                               2004        1.061           1.069               189,758

   Pioneer Small Cap Value VCT Portfolio - Class II Shares
   (6/03)                                                      2005        1.585           1.724               349,541
                                                               2004        1.350           1.585               410,789
                                                               2003        1.000           1.350               107,851

   Pioneer Small Company VCT Portfolio - Class II Shares
   (6/03)                                                      2005        1.420           1.413               234,345
                                                               2004        1.281           1.420               242,393
                                                               2003        1.000           1.281               138,991

   Pioneer Strategic Income VCT Portfolio - Class II Shares
   (5/03)                                                      2005        1.169           1.173             1,481,127
                                                               2004        1.085           1.169             1,103,963
                                                               2003        1.000           1.085               173,043

   Pioneer Value VCT Portfolio - Class II Shares (6/03)        2005        1.295           1.327               550,876
                                                               2004        1.187           1.295               546,256
                                                               2003        1.000           1.187                74,180

Salomon Brothers Variable Series Funds Inc.
   Salomon Brothers Variable All Cap Fund - Class II (9/05)    2005        1.018           1.032                     -

   Total Return Fund - Class II (6/03)                         2005        1.180           1.190               631,534
                                                               2004        1.111           1.180               455,007
                                                               2003        1.000           1.111               217,412

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 2.15%



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR          END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Money Market Portfolio (5/03)                               2005        0.979           0.986               229,111
                                                               2004        0.990           0.979               228,855
                                                               2003        1.000           0.990                     -

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (6/03)       2005        1.270           1.350                57,659
                                                               2004        1.220           1.270                55,738
                                                               2003        1.000           1.220                36,400

   AIM V.I. Mid Cap Core Equity Fund - Series II (6/03)        2005        1.378           1.446                71,993
                                                               2004        1.239           1.378                73,592
                                                               2003        1.000           1.239                66,556

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (6/03)                                               2005        1.316           1.332               341,548
                                                               2004        1.211           1.316               183,238
                                                               2003        1.000           1.211                29,461

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (6/03)                                               2005        1.451           1.488                79,075
                                                               2004        1.330           1.451                46,779
                                                               2003        1.000           1.330                 8,707

   Templeton Foreign Securities Fund - Class 2 Shares (6/03)   2005        1.546           1.667                48,118
                                                               2004        1.333           1.546                 9,059
                                                               2003        1.000           1.333                 3,495

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund - Class
   II Shares (6/03)                                            2005        1.333           1.430               193,029
                                                               2004        1.252           1.333               164,993
                                                               2003        1.000           1.252                12,843

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (6/03)                                               2005        1.281           1.315               171,811
                                                               2004        1.228           1.281               165,141
                                                               2003        1.000           1.228                32,569

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR          END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------

   Oppenheimer Global Securities Fund/VA - Service Shares
   (6/03)                                                      2005        1.638           1.828              174,308
                                                               2004        1.407           1.638              144,105
                                                               2003        1.000           1.407               17,668

Pioneer Variable Contracts Trust
   Pioneer  AmPac Growth VCT Portfolio - Class II (4/04)       2005        0.997           0.987                    -
                                                               2004        1.024           0.997                    -

   Pioneer America Income VCT Portfolio - Class II Shares
   (5/03)                                                      2005        1.000           0.996                9,844
                                                               2004        0.991           1.000                9,570
                                                               2003        1.000           0.991                    -

   Pioneer Balanced VCT Portfolio - Class II Shares (6/03)     2005        1.132           1.149                    -
                                                               2004        1.106           1.132                    -
                                                               2003        1.000           1.106                    -

   Pioneer Cullen Value VCT Portfolio - Class II Shares
   (3/05)                                                      2005        0.986           1.081               13,622

   Pioneer Emerging Markets VCT Portfolio - Class II Shares
   (6/03)                                                      2005        1.747           2.353               25,637
                                                               2004        1.504           1.747               12,218
                                                               2003        1.000           1.504                8,367

   Pioneer Equity Income VCT Portfolio - Class II Shares
   (6/03)                                                      2005        1.363           1.408              231,103
                                                               2004        1.200           1.363              117,136
                                                               2003        1.000           1.200              119,366

   Pioneer Equity Opportunity VCT Portfolio - Class II
   Shares (5/05)                                               2005        0.977           1.060                    -

   Pioneer Europe VCT Portfolio - Class II Shares (6/03)       2005        1.478           1.560                1,594
                                                               2004        1.278           1.478                1,597
                                                               2003        1.000           1.278                    -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR          END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
Pioneer Fund VCT Portfolio - Class II Shares (6/03)            2005        1.311           1.359                40,727
                                                               2004        1.208           1.311                40,836
                                                               2003        1.000           1.208                15,280

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR          END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
Pioneer Global High Yield VCT Portfolio - Class II
Shares (3/05)                                                  2005        0.996           1.036               85,592

Pioneer Growth Shares VCT Portfolio - Class II Shares
(6/03)                                                         2005        1.196           1.208               12,915
                                                               2004        1.149           1.196               20,367
                                                               2003        1.000           1.149                8,812

Pioneer High Yield VCT Portfolio - Class II Shares (6/03)      2005        1.211           1.205              450,737
                                                               2004        1.148           1.211              453,688
                                                               2003        1.000           1.148               44,674

Pioneer Ibbotson Aggressive Allocation VCT Portfolio -
Class II Shares (5/05)                                         2005        0.989           1.080                    -

Pioneer Ibbotson Growth Allocation VCT Portfolio - Class
II Shares (3/05)                                               2005        0.983           1.060                    -

Pioneer Ibbotson Moderate Allocation VCT Portfolio -
Class II Shares (4/05)                                         2005        0.992           1.045              123,038

Pioneer International Value VCT Portfolio - Class II
Shares (6/03)                                                  2005        1.489           1.679                2,728
                                                               2004        1.284           1.489                2,733
                                                               2003        1.000           1.284                    -

Pioneer Mid Cap Value VCT Portfolio - Class II Shares
(6/03)                                                         2005        1.571           1.655              140,606
                                                               2004        1.318           1.571               28,881
                                                               2003        1.000           1.318               16,574

Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class
II Shares (4/04)                                               2005        1.090           1.154               11,879
                                                               2004        1.028           1.090                    -

Pioneer Real Estate Shares VCT Portfolio - Class II
Shares (6/03)                                                  2005        1.664           1.871              129,963
                                                               2004        1.256           1.664              140,554
                                                               2003        1.000           1.256                8,492

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR          END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Pioneer Small and Mid Cap Growth VCT Portfolio - Class
   II (4/04)                                                   2005        1.069           1.094                    -
                                                               2004        1.061           1.069                    -

   Pioneer Small Cap Value VCT Portfolio - Class II Shares
   (6/03)                                                      2005        1.583           1.722              104,867
                                                               2004        1.349           1.583               76,513
                                                               2003        1.000           1.349               65,290

   Pioneer Small Company VCT Portfolio - Class II Shares
   (6/03)                                                      2005        1.418           1.411                1,595
                                                               2004        1.280           1.418                1,597
                                                               2003        1.000           1.280                    -

   Pioneer Strategic Income VCT Portfolio - Class II Shares
   (5/03)                                                      2005        1.167           1.171              124,011
                                                               2004        1.085           1.167               90,059
                                                               2003        1.000           1.085               85,323

   Pioneer Value VCT Portfolio - Class II Shares (6/03)        2005        1.294           1.326               54,568
                                                               2004        1.187           1.294               36,753
                                                               2003        1.000           1.187               34,614

Salomon Brothers Variable Series Funds Inc.
   Salomon Brothers Variable All Cap Fund - Class II (9/05)    2005        1.018           1.031                    -

   Total Return Fund - Class II (6/03)                         2005        1.179           1.188               67,637
                                                               2004        1.110           1.179               69,791
                                                               2003        1.000           1.110               43,872

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 2.20%



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR          END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Money Market Portfolio (5/03)                               2005        0.980           0.987               448,027
                                                               2004        0.992           0.980               270,004
                                                               2003        1.000           0.992                     -

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (6/03)       2005        1.196           1.271                 4,665
                                                               2004        1.150           1.196                     -
                                                               2003        1.000           1.150                     -

   AIM V.I. Mid Cap Core Equity Fund - Series II (6/03)        2005        1.250           1.311                18,084
                                                               2004        1.125           1.250                     -
                                                               2003        1.004           1.125                     -

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (6/03)                                               2005        1.248           1.263                40,761
                                                               2004        1.149           1.248                15,963
                                                               2003        1.000           1.149                     -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (6/03)                                               2005        1.332           1.365                33,449
                                                               2004        1.221           1.332                13,077
                                                               2003        1.000           1.221                     -

   Templeton Foreign Securities Fund - Class 2 Shares (6/03)   2005        1.409           1.518               240,002
                                                               2004        1.215           1.409                     -
                                                               2003        1.000           1.215                     -

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund - Class
   II Shares (6/03)                                            2005        1.222           1.311                30,519
                                                               2004        1.148           1.222                     -
                                                               2003        1.000           1.148                     -

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (6/03)                                               2005        1.200           1.231                15,372
                                                               2004        1.151           1.200                15,509
                                                               2003        1.000           1.151                     -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR          END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Oppenheimer Global Securities Fund/VA - Service Shares
   (6/03)                                                      2005        1.472           1.642               32,542
                                                               2004        1.265           1.472                  439
                                                               2003        1.000           1.265                    -

Pioneer Variable Contracts Trust
   Pioneer  AmPac Growth VCT Portfolio - Class II (4/04)       2005        0.996           0.986                    -
                                                               2004        1.024           0.996                    -

   Pioneer America Income VCT Portfolio - Class II Shares
   (5/03)                                                      2005        0.990           0.985               51,848
                                                               2004        0.982           0.990                1,733
                                                               2003        1.000           0.982                    -

   Pioneer Balanced VCT Portfolio - Class II Shares (6/03)     2005        1.068           1.084              176,358
                                                               2004        1.044           1.068                    -
                                                               2003        1.000           1.044                    -

   Pioneer Cullen Value VCT Portfolio - Class II Shares
   (3/05)                                                      2005        0.986           1.080               48,517

   Pioneer Emerging Markets VCT Portfolio - Class II Shares
   (6/03)                                                      2005        1.593           2.145               45,940
                                                               2004        1.372           1.593                    -
                                                               2003        1.000           1.372                    -

   Pioneer Equity Income VCT Portfolio - Class II Shares
   (6/03)                                                      2005        1.261           1.302               34,858
                                                               2004        1.111           1.261                1,953
                                                               2003        1.000           1.111                    -

   Pioneer Equity Opportunity VCT Portfolio - Class II
   Shares (5/05)                                               2005        0.977           1.060               19,224

   Pioneer Europe VCT Portfolio - Class II Shares (6/03)       2005        1.379           1.454               11,239
                                                               2004        1.193           1.379                    -
                                                               2003        0.990           1.193                    -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR          END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
Pioneer Fund VCT Portfolio - Class II Shares (6/03)            2005        1.227           1.272               22,057
                                                               2004        1.131           1.227                    -
                                                               2003        1.000           1.131                    -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR          END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
Pioneer Global High Yield VCT Portfolio - Class II
Shares (3/05)                                                  2005        0.996           1.035                  -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR          END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
Pioneer Growth Shares VCT Portfolio - Class II Shares
(6/03)                                                         2005        1.129           1.140                    -
                                                               2004        1.086           1.129                    -
                                                               2003        1.000           1.086                    -

Pioneer High Yield VCT Portfolio - Class II Shares (6/03)      2005        1.139           1.133                7,137
                                                               2004        1.081           1.139                    -
                                                               2003        1.000           1.081                    -

Pioneer Ibbotson Aggressive Allocation VCT Portfolio -
Class II Shares (5/05)                                         2005        0.989           1.079               24,920

Pioneer Ibbotson Growth Allocation VCT Portfolio - Class
II Shares (3/05)                                               2005        0.983           1.060              484,871

Pioneer Ibbotson Moderate Allocation VCT Portfolio -
Class II Shares (4/05)                                         2005        0.992           1.045              252,212

Pioneer International Value VCT Portfolio - Class II
Shares (6/03)                                                  2005        1.387           1.563               13,700
                                                               2004        1.197           1.387                    -
                                                               2003        0.996           1.197                    -

Pioneer Mid Cap Value VCT Portfolio - Class II Shares
(6/03)                                                         2005        1.430           1.505               41,160
                                                               2004        1.200           1.430               12,545
                                                               2003        1.000           1.200                    -

Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class
II Shares (4/04)                                               2005        1.090           1.153                5,021
                                                               2004        1.028           1.090                    -

Pioneer Real Estate Shares VCT Portfolio - Class II
Shares (6/03)                                                  2005        1.603           1.802               27,438
                                                               2004        1.211           1.603                  788
                                                               2003        1.000           1.211                    -

Pioneer Small and Mid Cap Growth VCT Portfolio - Class
II (4/04)                                                      2005        1.068           1.093                    -
                                                               2004        1.061           1.068                    -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR          END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Pioneer Small Cap Value VCT Portfolio - Class II Shares
   (6/03)                                                      2005        1.416           1.539               18,165
                                                               2004        1.207           1.416                    -
                                                               2003        1.000           1.207                    -

   Pioneer Small Company VCT Portfolio - Class II Shares
   (6/03)                                                      2005        1.299           1.291                    -
                                                               2004        1.173           1.299                    -
                                                               2003        1.000           1.173                    -

   Pioneer Strategic Income VCT Portfolio - Class II Shares
   (5/03)                                                      2005        1.123           1.126               77,227
                                                               2004        1.044           1.123               16,936
                                                               2003        1.000           1.044                    -

   Pioneer Value VCT Portfolio - Class II Shares (6/03)        2005        1.219           1.248               20,307
                                                               2004        1.119           1.219                    -
                                                               2003        0.993           1.119                    -

Salomon Brothers Variable Series Funds Inc.
   Salomon Brothers Variable All Cap Fund - Class II (9/05)    2005        1.018           1.031                    -

   Total Return Fund - Class II (6/03)                         2005        1.117           1.125                    -
                                                               2004        1.052           1.117                    -
                                                               2003        1.000           1.052                    -

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 2.25%



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR          END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Money Market Portfolio (5/03)                               2005        0.991           0.997                   -
                                                               2004        1.000           0.991                   -

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (6/03)       2005        1.062           1.127                   -
                                                               2004        1.000           1.062                   -

   AIM V.I. Mid Cap Core Equity Fund - Series II (6/03)        2005        1.101           1.155                   -
                                                               2004        1.000           1.101                   -

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (6/03)                                               2005        1.088           1.101               7,955
                                                               2004        1.000           1.088                   -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (6/03)                                               2005        1.107           1.134                   -
                                                               2004        1.000           1.107                   -

   Templeton Foreign Securities Fund - Class 2 Shares (6/03)   2005        1.153           1.242                   -
                                                               2004        1.000           1.153                   -

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund - Class
   II Shares (6/03)                                            2005        1.037           1.112               8,278
                                                               2004        1.000           1.037                   -

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (6/03)                                               2005        1.065           1.092               8,108
                                                               2004        1.000           1.065                   -

   Oppenheimer Global Securities Fund/VA - Service Shares
   (6/03)                                                      2005        1.165           1.299               7,189
                                                               2004        1.000           1.165                   -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR          END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
Pioneer Variable Contracts Trust
   Pioneer  AmPac Growth VCT Portfolio - Class II (4/04)       2005        0.996           0.986                   -
                                                               2004        1.024           0.996                   -

   Pioneer America Income VCT Portfolio - Class II Shares
   (5/03)                                                      2005        0.992           0.987                   -
                                                               2004        1.000           0.992                   -

   Pioneer Balanced VCT Portfolio - Class II Shares (6/03)     2005        1.020           1.035                   -
                                                               2004        1.000           1.020                   -

   Pioneer Cullen Value VCT Portfolio - Class II Shares
   (3/05)                                                      2005        0.986           1.080                   -

   Pioneer Emerging Markets VCT Portfolio - Class II Shares
   (6/03)                                                      2005        1.142           1.537                   -
                                                               2004        1.000           1.142                   -

   Pioneer Equity Income VCT Portfolio - Class II Shares
   (6/03)                                                      2005        1.132           1.168                   -
                                                               2004        1.000           1.132                   -

   Pioneer Equity Opportunity VCT Portfolio - Class II
   Shares (5/05)                                               2005        0.977           1.059                   -

   Pioneer Europe VCT Portfolio - Class II Shares (6/03)       2005        1.192           1.257                   -
                                                               2004        1.000           1.192                   -

   Pioneer Fund VCT Portfolio - Class II Shares (6/03)         2005        1.103           1.143                   -
                                                               2004        1.000           1.103                   -

   Pioneer Global High Yield VCT Portfolio - Class II
   Shares (3/05)                                               2005        0.996           1.035                   -

   Pioneer Growth Shares VCT Portfolio - Class II Shares
   (6/03)                                                      2005        1.060           1.069                   -
                                                               2004        1.000           1.060                   -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR          END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
Pioneer High Yield VCT Portfolio - Class II Shares (6/03)      2005        1.031           1.025                  -
                                                               2004        1.000           1.031                  -

Pioneer Ibbotson Aggressive Allocation VCT Portfolio -
Class II Shares (5/05)                                         2005        0.989           1.079                  -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR          END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
Pioneer Ibbotson Growth Allocation VCT Portfolio - Class
II Shares (3/05)                                               2005        0.983           1.059                   -

Pioneer Ibbotson Moderate Allocation VCT Portfolio -
Class II Shares (4/05)                                         2005        0.992           1.045                   -

Pioneer International Value VCT Portfolio - Class II
Shares (6/03)                                                  2005        1.180           1.329                   -
                                                               2004        1.000           1.180                   -

Pioneer Mid Cap Value VCT Portfolio - Class II Shares
(6/03)                                                         2005        1.170           1.231                   -
                                                               2004        1.000           1.170                   -

Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class
II Shares (4/04)                                               2005        1.089           1.152                   -
                                                               2004        1.028           1.089                   -

Pioneer Real Estate Shares VCT Portfolio - Class II
Shares (6/03)                                                  2005        1.240           1.393               6,621
                                                               2004        1.000           1.240                   -

Pioneer Small and Mid Cap Growth VCT Portfolio - Class
II (4/04)                                                      2005        1.068           1.092                   -
                                                               2004        1.061           1.068                   -

Pioneer Small Cap Value VCT Portfolio - Class II Shares
(6/03)                                                         2005        1.137           1.235                   -
                                                               2004        1.000           1.137                   -

Pioneer Small Company VCT Portfolio - Class II Shares
(6/03)                                                         2005        1.089           1.082                   -
                                                               2004        1.000           1.089                   -

Pioneer Strategic Income VCT Portfolio - Class II Shares
(5/03)                                                         2005        1.058           1.060                   -
                                                               2004        1.000           1.058                   -

Pioneer Value VCT Portfolio - Class II Shares (6/03)           2005        1.088           1.113                   -
                                                               2004        1.000           1.088                   -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR          END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
Salomon Brothers Variable Series Funds Inc.
   Salomon Brothers Variable All Cap Fund - Class II (9/05)    2005        1.018           1.030                   -

   Total Return Fund - Class II (6/03)                         2005        1.044           1.052                   -
                                                               2004        1.000           1.044                   -

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 2.30%



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR          END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Money Market Portfolio (5/03)                               2005        0.977           0.982              380,021
                                                               2004        0.989           0.977              473,317
                                                               2003        1.000           0.989               14,082

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (6/03)       2005        1.267           1.344              476,742
                                                               2004        1.219           1.267              457,426
                                                               2003        1.000           1.219              128,865

   AIM V.I. Mid Cap Core Equity Fund - Series II (6/03)        2005        1.374           1.441              195,658
                                                               2004        1.238           1.374              180,764
                                                               2003        1.000           1.238               19,208

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (6/03)                                               2005        1.312           1.327              882,683
                                                               2004        1.210           1.312              855,680
                                                               2003        1.000           1.210              302,021

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (6/03)                                               2005        1.447           1.482              360,559
                                                               2004        1.328           1.447              365,658
                                                               2003        1.000           1.328              177,710

   Templeton Foreign Securities Fund - Class 2 Shares (6/03)   2005        1.542           1.661              336,958
                                                               2004        1.331           1.542              302,044
                                                               2003        1.000           1.331               93,864

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund - Class
   II Shares (6/03)                                            2005        1.329           1.424              870,547
                                                               2004        1.250           1.329              825,312
                                                               2003        1.000           1.250              258,579

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (6/03)                                               2005        1.278           1.310              203,031
                                                               2004        1.227           1.278              213,927
                                                               2003        1.000           1.227               81,960

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR          END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Oppenheimer Global Securities Fund/VA - Service Shares
   (6/03)                                                      2005        1.634           1.821              297,416
                                                               2004        1.406           1.634              293,434
                                                               2003        1.000           1.406               77,896

Pioneer Variable Contracts Trust
   Pioneer  AmPac Growth VCT Portfolio - Class II (4/04)       2005        0.996           0.985               41,869
                                                               2004        1.024           0.996               41,346

   Pioneer America Income VCT Portfolio - Class II Shares
   (5/03)                                                      2005        0.997           0.992              600,036
                                                               2004        0.991           0.997              575,654
                                                               2003        1.000           0.991              271,430

   Pioneer Balanced VCT Portfolio - Class II Shares (6/03)     2005        1.129           1.144              191,246
                                                               2004        1.105           1.129              178,277
                                                               2003        1.000           1.105               57,723

   Pioneer Cullen Value VCT Portfolio - Class II Shares
   (3/05)                                                      2005        0.986           1.080               35,161

   Pioneer Emerging Markets VCT Portfolio - Class II Shares
   (6/03)                                                      2005        1.743           2.344              214,398
                                                               2004        1.503           1.743              199,365
                                                               2003        1.000           1.503               10,906

   Pioneer Equity Income VCT Portfolio - Class II Shares
   (6/03)                                                      2005        1.360           1.402            1,064,054
                                                               2004        1.199           1.360              814,124
                                                               2003        1.000           1.199              384,020

   Pioneer Equity Opportunity VCT Portfolio - Class II
   Shares (5/05)                                               2005        0.977           1.059                    -

   Pioneer Europe VCT Portfolio - Class II Shares (6/03)       2005        1.475           1.554               46,376
                                                               2004        1.277           1.475               58,519
                                                               2003        1.000           1.277               24,796

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR          END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
Pioneer Fund VCT Portfolio - Class II Shares (6/03)            2005        1.308           1.354             1,129,293
                                                               2004        1.207           1.308             1,116,623
                                                               2003        1.000           1.207               389,324

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR          END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
Pioneer Global High Yield VCT Portfolio - Class II
Shares (3/05)                                                  2005        0.996           1.035                 6,104

Pioneer Growth Shares VCT Portfolio - Class II Shares
(6/03)                                                         2005        1.193           1.203               299,510
                                                               2004        1.148           1.193               300,139
                                                               2003        1.000           1.148               138,078

Pioneer High Yield VCT Portfolio - Class II Shares (6/03)      2005        1.208           1.200             1,715,716
                                                               2004        1.147           1.208             1,714,187
                                                               2003        1.000           1.147               758,360

Pioneer Ibbotson Aggressive Allocation VCT Portfolio -
Class II Shares (5/05)                                         2005        0.989           1.079               161,058

Pioneer Ibbotson Growth Allocation VCT Portfolio - Class
II Shares (3/05)                                               2005        0.983           1.059               685,197

Pioneer Ibbotson Moderate Allocation VCT Portfolio -
Class II Shares (4/05)                                         2005        0.992           1.044               428,960

Pioneer International Value VCT Portfolio - Class II
Shares (6/03)                                                  2005        1.485           1.672               156,277
                                                               2004        1.283           1.485               110,922
                                                               2003        1.000           1.283                18,951

Pioneer Mid Cap Value VCT Portfolio - Class II Shares
(6/03)                                                         2005        1.567           1.649               800,785
                                                               2004        1.317           1.567               711,316
                                                               2003        1.000           1.317               375,708

Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class
II Shares (4/04)                                               2005        1.089           1.151               248,756
                                                               2004        1.028           1.089               223,102

Pioneer Real Estate Shares VCT Portfolio - Class II
Shares (6/03)                                                  2005        1.660           1.864               213,396
                                                               2004        1.255           1.660               221,119
                                                               2003        1.000           1.255               108,735

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR          END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Pioneer Small and Mid Cap Growth VCT Portfolio - Class
   II (4/04)                                                   2005        1.067           1.091                39,085
                                                               2004        1.061           1.067                37,777

   Pioneer Small Cap Value VCT Portfolio - Class II Shares
   (6/03)                                                      2005        1.579           1.715               450,323
                                                               2004        1.348           1.579               450,978
                                                               2003        1.000           1.348               234,601

   Pioneer Small Company VCT Portfolio - Class II Shares
   (6/03)                                                      2005        1.415           1.406                50,669
                                                               2004        1.279           1.415                58,833
                                                               2003        1.000           1.279                50,082

   Pioneer Strategic Income VCT Portfolio - Class II Shares
   (5/03)                                                      2005        1.165           1.166             1,125,234
                                                               2004        1.084           1.165             1,094,532
                                                               2003        1.000           1.084               281,928

   Pioneer Value VCT Portfolio - Class II Shares (6/03)        2005        1.291           1.320               364,430
                                                               2004        1.186           1.291               314,441
                                                               2003        1.000           1.186                12,737

Salomon Brothers Variable Series Funds Inc.
   Salomon Brothers Variable All Cap Fund - Class II (9/05)    2005        1.017           1.030                     -

   Total Return Fund - Class II (6/03)                         2005        1.176           1.183               144,409
                                                               2004        1.109           1.176               136,568
                                                               2003        1.000           1.109                65,191

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 2.35%



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR          END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Money Market Portfolio (5/03)                               2005        0.990           0.995                 -
                                                               2004        1.000           0.990                 -

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (6/03)       2005        1.061           1.125                 -
                                                               2004        1.000           1.061                 -

   AIM V.I. Mid Cap Core Equity Fund - Series II (6/03)        2005        1.100           1.153                 -
                                                               2004        1.000           1.100                 -

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (6/03)                                               2005        1.087           1.099                 -
                                                               2004        1.000           1.087                 -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (6/03)                                               2005        1.106           1.132                 -
                                                               2004        1.000           1.106                 -

   Templeton Foreign Securities Fund - Class 2 Shares (6/03)   2005        1.152           1.240                 -
                                                               2004        1.000           1.152                 -

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund - Class
   II Shares (6/03)                                            2005        1.036           1.110                 -
                                                               2004        1.000           1.036                 -

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (6/03)                                               2005        1.064           1.090                 -
                                                               2004        1.000           1.064                 -

   Oppenheimer Global Securities Fund/VA - Service Shares
   (6/03)                                                      2005        1.164           1.296                 -
                                                               2004        1.000           1.164                 -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR          END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
Pioneer Variable Contracts Trust
   Pioneer  AmPac Growth VCT Portfolio - Class II (4/04)       2005        0.995           0.984                   -
                                                               2004        1.024           0.995                   -

   Pioneer America Income VCT Portfolio - Class II Shares
   (5/03)                                                      2005        0.991           0.986                   -
                                                               2004        1.000           0.991                   -

   Pioneer Balanced VCT Portfolio - Class II Shares (6/03)     2005        1.019           1.033                   -
                                                               2004        1.000           1.019                   -

   Pioneer Cullen Value VCT Portfolio - Class II Shares
   (3/05)                                                      2005        0.986           1.079                   -

   Pioneer Emerging Markets VCT Portfolio - Class II Shares
   (6/03)                                                      2005        1.142           1.534                   -
                                                               2004        1.000           1.142                   -

   Pioneer Equity Income VCT Portfolio - Class II Shares
   (6/03)                                                      2005        1.131           1.166                   -
                                                               2004        1.000           1.131                   -

   Pioneer Equity Opportunity VCT Portfolio - Class II
   Shares (5/05)                                               2005        0.977           1.058                   -

   Pioneer Europe VCT Portfolio - Class II Shares (6/03)       2005        1.191           1.254                   -
                                                               2004        1.000           1.191                   -

   Pioneer Fund VCT Portfolio - Class II Shares (6/03)         2005        1.102           1.141                   -
                                                               2004        1.000           1.102                   -

   Pioneer Global High Yield VCT Portfolio - Class II
   Shares (3/05)                                               2005        0.996           1.034                   -

   Pioneer Growth Shares VCT Portfolio - Class II Shares
   (6/03)                                                      2005        1.059           1.067                   -
                                                               2004        1.000           1.059                   -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR          END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
Pioneer High Yield VCT Portfolio - Class II Shares (6/03)      2005        1.030           1.023                  -
                                                               2004        1.000           1.030                  -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR          END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
Pioneer Ibbotson Aggressive Allocation VCT Portfolio -
Class II Shares (5/05)                                         2005        0.989           1.078                 -

Pioneer Ibbotson Growth Allocation VCT Portfolio - Class
II Shares (3/05)                                               2005        0.982           1.058                 -

Pioneer Ibbotson Moderate Allocation VCT Portfolio -
Class II Shares (4/05)                                         2005        0.992           1.044                 -

Pioneer International Value VCT Portfolio - Class II
Shares (6/03)                                                  2005        1.179           1.326                 -
                                                               2004        1.000           1.179                 -

Pioneer Mid Cap Value VCT Portfolio - Class II Shares
(6/03)                                                         2005        1.169           1.229                 -
                                                               2004        1.000           1.169                 -

Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class
II Shares (4/04)                                               2005        1.088           1.150                 -
                                                               2004        1.028           1.088                 -

Pioneer Real Estate Shares VCT Portfolio - Class II
Shares (6/03)                                                  2005        1.239           1.391                 -
                                                               2004        1.000           1.239                 -

Pioneer Small and Mid Cap Growth VCT Portfolio - Class
II (4/04)                                                      2005        1.067           1.090                 -
                                                               2004        1.061           1.067                 -

Pioneer Small Cap Value VCT Portfolio - Class II Shares
(6/03)                                                         2005        1.136           1.233                 -
                                                               2004        1.000           1.136                 -

Pioneer Small Company VCT Portfolio - Class II Shares
(6/03)                                                         2005        1.088           1.081                 -
                                                               2004        1.000           1.088                 -

Pioneer Strategic Income VCT Portfolio - Class II Shares
(5/03)                                                         2005        1.057           1.058                 -
                                                               2004        1.000           1.057                 -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR          END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Pioneer Value VCT Portfolio - Class II Shares (6/03)        2005        1.087           1.111                  -
                                                               2004        1.000           1.087                  -

Salomon Brothers Variable Series Funds Inc.
   Salomon Brothers Variable All Cap Fund - Class II (9/05)    2005        1.017           1.030                  -

   Total Return Fund - Class II (6/03)                         2005        1.044           1.050                  -
                                                               2004        1.000           1.044                  -

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 2.40%



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR          END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Money Market Portfolio (5/03)                               2005        0.994           0.998                3,336
                                                               2004        1.000           0.994                    -

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (6/03)       2005        1.054           1.118               14,745
                                                               2004        1.000           1.054                7,548

   AIM V.I. Mid Cap Core Equity Fund - Series II (6/03)        2005        1.065           1.115               14,744
                                                               2004        1.000           1.065                7,466

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (6/03)                                               2005        1.072           1.083               22,036
                                                               2004        1.000           1.072                7,444

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (6/03)                                               2005        1.085           1.110                6,838
                                                               2004        1.000           1.085                    -

   Templeton Foreign Securities Fund - Class 2 Shares (6/03)   2005        1.156           1.243              552,169
                                                               2004        1.000           1.156                    -

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund - Class
   II Shares (6/03)                                            2005        1.052           1.127                6,943
                                                               2004        1.000           1.052                    -

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (6/03)                                               2005        1.047           1.071                6,895
                                                               2004        1.000           1.047                    -

   Oppenheimer Global Securities Fund/VA - Service Shares
   (6/03)                                                      2005        1.169           1.301               34,425
                                                               2004        1.000           1.169                6,993

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR          END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
Pioneer Variable Contracts Trust
   Pioneer  AmPac Growth VCT Portfolio - Class II (4/04)       2005        0.992           0.980                    -
                                                               2004        1.000           0.992                    -

   Pioneer America Income VCT Portfolio - Class II Shares
   (5/03)                                                      2005        1.032           1.026               19,655
                                                               2004        1.000           1.032                7,393

   Pioneer Balanced VCT Portfolio - Class II Shares (6/03)     2005        1.026           1.039                    -
                                                               2004        1.000           1.026                    -

   Pioneer Cullen Value VCT Portfolio - Class II Shares
   (3/05)                                                      2005        0.986           1.079               76,912

   Pioneer Emerging Markets VCT Portfolio - Class II Shares
   (6/03)                                                      2005        1.295           1.740               55,647
                                                               2004        1.000           1.295                    -

   Pioneer Equity Income VCT Portfolio - Class II Shares
   (6/03)                                                      2005        1.125           1.159               45,947
                                                               2004        1.000           1.125                7,107

   Pioneer Equity Opportunity VCT Portfolio - Class II
   Shares (5/05)                                               2005        0.977           1.058                    -

   Pioneer Europe VCT Portfolio - Class II Shares (6/03)       2005        1.177           1.239                    -
                                                               2004        1.000           1.177                    -

   Pioneer Fund VCT Portfolio - Class II Shares (6/03)         2005        1.090           1.128               77,759
                                                               2004        1.000           1.090               10,959

   Pioneer Global High Yield VCT Portfolio - Class II
   Shares (3/05)                                               2005        0.996           1.034               40,471

   Pioneer Growth Shares VCT Portfolio - Class II Shares
   (6/03)                                                      2005        1.081           1.089                    -
                                                               2004        1.000           1.081                    -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR          END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
Pioneer High Yield VCT Portfolio - Class II Shares (6/03)      2005        1.085           1.077                  -
                                                               2004        1.000           1.085                  -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR          END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
Pioneer Ibbotson Aggressive Allocation VCT Portfolio -
Class II Shares (5/05)                                         2005        0.989           1.078              103,019

Pioneer Ibbotson Growth Allocation VCT Portfolio - Class
II Shares (3/05)                                               2005        0.982           1.058              591,036

Pioneer Ibbotson Moderate Allocation VCT Portfolio -
Class II Shares (4/05)                                         2005        0.992           1.043              856,788

Pioneer International Value VCT Portfolio - Class II
Shares (6/03)                                                  2005        1.170           1.316                6,399
                                                               2004        1.000           1.170                    -

Pioneer Mid Cap Value VCT Portfolio - Class II Shares
(6/03)                                                         2005        1.143           1.202               41,285
                                                               2004        1.000           1.143                    -

Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class
II Shares (4/04)                                               2005        1.070           1.130               47,259
                                                               2004        1.000           1.070                    -

Pioneer Real Estate Shares VCT Portfolio - Class II
Shares (6/03)                                                  2005        1.308           1.467                    -
                                                               2004        1.000           1.308                    -

Pioneer Small and Mid Cap Growth VCT Portfolio - Class
II (4/04)                                                      2005        1.010           1.032                2,708
                                                               2004        1.000           1.010                    -

Pioneer Small Cap Value VCT Portfolio - Class II Shares
(6/03)                                                         2005        1.154           1.251               16,513
                                                               2004        1.000           1.154                    -

Pioneer Small Company VCT Portfolio - Class II Shares
(6/03)                                                         2005        1.108           1.099               11,192
                                                               2004        1.000           1.108                    -

Pioneer Strategic Income VCT Portfolio - Class II Shares
(5/03)                                                         2005        1.098           1.099               25,601
                                                               2004        1.000           1.098               10,612

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR          END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Pioneer Value VCT Portfolio - Class II Shares (6/03)        2005        1.086           1.110               21,072
                                                               2004        1.000           1.086                7,336

Salomon Brothers Variable Series Funds Inc.
   Salomon Brothers Variable All Cap Fund - Class II (9/05)    2005        1.017           1.029                    -

   Total Return Fund - Class II (6/03)                         2005        1.053           1.059                    -
                                                               2004        1.000           1.053                    -

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 2.50%



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR          END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Money Market Portfolio (5/03)                               2005        0.973           0.977               175,158
                                                               2004        0.988           0.973               244,288
                                                               2003        1.000           0.988                12,446

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (6/03)       2005        1.263           1.337                77,429
                                                               2004        1.217           1.263                55,053
                                                               2003        1.000           1.217                17,132

   AIM V.I. Mid Cap Core Equity Fund - Series II (6/03)        2005        1.370           1.433               227,045
                                                               2004        1.237           1.370               228,349
                                                               2003        1.000           1.237                53,264

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (6/03)                                               2005        1.308           1.319               473,260
                                                               2004        1.208           1.308               446,328
                                                               2003        1.000           1.208               256,644

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (6/03)                                               2005        1.442           1.474                99,309
                                                               2004        1.326           1.442                71,624
                                                               2003        1.000           1.326                 7,904

   Templeton Foreign Securities Fund - Class 2 Shares (6/03)   2005        1.537           1.652               138,831
                                                               2004        1.330           1.537               117,899
                                                               2003        1.000           1.330                19,832

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund - Class
   II Shares (6/03)                                            2005        1.325           1.417               184,766
                                                               2004        1.249           1.325               185,920
                                                               2003        1.000           1.249                96,304

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (6/03)                                               2005        1.274           1.303               105,986
                                                               2004        1.225           1.274               112,203
                                                               2003        1.000           1.225                72,815

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR          END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Oppenheimer Global Securities Fund/VA - Service Shares
   (6/03)                                                      2005        1.628           1.811                73,067
                                                               2004        1.404           1.628                50,029
                                                               2003        1.000           1.404                24,647

Pioneer Variable Contracts Trust
   Pioneer  AmPac Growth VCT Portfolio - Class II (4/04)       2005        0.994           0.981                 9,942
                                                               2004        1.024           0.994                 5,891

   Pioneer America Income VCT Portfolio - Class II Shares
   (5/03)                                                      2005        0.994           0.987               155,658
                                                               2004        0.989           0.994               153,578
                                                               2003        1.000           0.989                 6,698

   Pioneer Balanced VCT Portfolio - Class II Shares (6/03)     2005        1.125           1.138             1,199,243
                                                               2004        1.103           1.125             1,240,747
                                                               2003        1.000           1.103               869,720

   Pioneer Cullen Value VCT Portfolio - Class II Shares
   (3/05)                                                      2005        0.986           1.078               237,014

   Pioneer Emerging Markets VCT Portfolio - Class II Shares
   (6/03)                                                      2005        1.737           2.331                67,355
                                                               2004        1.501           1.737                47,838
                                                               2003        1.000           1.501                13,750

   Pioneer Equity Income VCT Portfolio - Class II Shares
   (6/03)                                                      2005        1.355           1.395               328,596
                                                               2004        1.197           1.355               331,048
                                                               2003        1.000           1.197                62,477

   Pioneer Equity Opportunity VCT Portfolio - Class II
   Shares (5/05)                                               2005        0.977           1.057                     -

   Pioneer Europe VCT Portfolio - Class II Shares (6/03)       2005        1.470           1.546                 6,124
                                                               2004        1.275           1.470                     -
                                                               2003        1.000           1.275                     -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR          END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
Pioneer Fund VCT Portfolio - Class II Shares (6/03)            2005        1.304           1.347               215,634
                                                               2004        1.205           1.304               181,256
                                                               2003        1.000           1.205                81,704

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR          END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
Pioneer Global High Yield VCT Portfolio - Class II
Shares (3/05)                                                  2005        0.996           1.033               109,171

Pioneer Growth Shares VCT Portfolio - Class II Shares
(6/03)                                                         2005        1.189           1.197                67,248
                                                               2004        1.146           1.189                67,408
                                                               2003        1.000           1.146                 4,572

Pioneer High Yield VCT Portfolio - Class II Shares (6/03)      2005        1.204           1.194             1,466,238
                                                               2004        1.145           1.204             1,854,769
                                                               2003        1.000           1.145             1,355,872

Pioneer Ibbotson Aggressive Allocation VCT Portfolio -
Class II Shares (5/05)                                         2005        0.989           1.077                40,915

Pioneer Ibbotson Growth Allocation VCT Portfolio - Class
II Shares (3/05)                                               2005        0.982           1.057               108,254

Pioneer Ibbotson Moderate Allocation VCT Portfolio -
Class II Shares (4/05)                                         2005        0.992           1.043               533,095

Pioneer International Value VCT Portfolio - Class II
Shares (6/03)                                                  2005        1.480           1.663               208,918
                                                               2004        1.282           1.480               196,101
                                                               2003        1.000           1.282                 2,286

Pioneer Mid Cap Value VCT Portfolio - Class II Shares
(6/03)                                                         2005        1.562           1.640               265,245
                                                               2004        1.315           1.562               228,370
                                                               2003        1.000           1.315                85,990

Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class
II Shares (4/04)                                               2005        1.087           1.147               177,394
                                                               2004        1.028           1.087                 5,482

Pioneer Real Estate Shares VCT Portfolio - Class II
Shares (6/03)                                                  2005        1.655           1.854               110,071
                                                               2004        1.253           1.655               103,951
                                                               2003        1.000           1.253                61,196

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR          END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Pioneer Small and Mid Cap Growth VCT Portfolio - Class
   II (4/04)                                                   2005        1.066           1.087               27,674
                                                               2004        1.061           1.066                4,247

   Pioneer Small Cap Value VCT Portfolio - Class II Shares
   (6/03)                                                      2005        1.574           1.706              215,877
                                                               2004        1.346           1.574              215,985
                                                               2003        1.000           1.346               42,069

   Pioneer Small Company VCT Portfolio - Class II Shares
   (6/03)                                                      2005        1.410           1.398               24,107
                                                               2004        1.277           1.410                4,504
                                                               2003        1.000           1.277                  576

   Pioneer Strategic Income VCT Portfolio - Class II Shares
   (5/03)                                                      2005        1.161           1.160              226,934
                                                               2004        1.082           1.161              226,037
                                                               2003        1.000           1.082               91,426

   Pioneer Value VCT Portfolio - Class II Shares (6/03)        2005        1.287           1.313              108,416
                                                               2004        1.184           1.287               65,866
                                                               2003        1.000           1.184               39,816

Salomon Brothers Variable Series Funds Inc.
   Salomon Brothers Variable All Cap Fund - Class II (9/05)    2005        1.016           1.028                    -

   Total Return Fund - Class II (6/03)                         2005        1.172           1.177              203,604
                                                               2004        1.108           1.172              197,526
                                                               2003        1.000           1.108               88,478



                                      NOTES



The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amount allocated to them or where not available as of December 31, 2005.



"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If a accumulate unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Effective 04/18/2005: Franklin Small Cap Fund - Class 2 Shares changed its name to Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares.



Effective 08/05: Pioneer Papp Small and Mid Cap Growth VCT portfolio - Class II Shares changed it name to pioneer small and mid Cap Growth VCT portfolio - Class II Shares.



Effective 08/05: Pioneer Papp America - Pacific Rim Fund VCT - Class II Shares changed it name to pioneer AmPac Growth VCT portfolio - Class II Shares.

                         CONDENSED FINANCIAL INFORMATION



The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.



                         SEPARATE ACCOUNT CHARGES 2.10%



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR          END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Money Market Portfolio (5/03)                               2005        0.980           0.987              1,548,431
                                                               2004        0.991           0.980              1,250,641
                                                               2003        1.000           0.991                312,983

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (6/03)       2005        1.271           1.351                446,572
                                                               2004        1.221           1.271                361,404
                                                               2003        1.000           1.221                 74,704

   AIM V.I. Mid Cap Core Equity Fund - Series II (6/03)        2005        1.379           1.448                517,792
                                                               2004        1.240           1.379                536,920
                                                               2003        1.000           1.240                199,337

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (6/03)                                               2005        1.317           1.334              1,207,567
                                                               2004        1.211           1.317              1,149,736
                                                               2003        1.000           1.211                352,519

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (6/03)                                               2005        1.452           1.490                699,155
                                                               2004        1.330           1.452                670,562
                                                               2003        1.000           1.330                271,190

   Templeton Foreign Securities Fund - Class 2 Shares (6/03)   2005        1.547           1.669                885,241
                                                               2004        1.333           1.547                735,725
                                                               2003        1.000           1.333                146,224

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund - Class
   II Shares (6/03)                                            2005        1.334           1.432                819,639
                                                               2004        1.252           1.334                855,357
                                                               2003        1.000           1.252                377,521

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR          END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (6/03)                                               2005        1.283           1.317               334,168
                                                               2004        1.229           1.283               377,643
                                                               2003        1.000           1.229               152,620

   Oppenheimer Global Securities Fund/VA - Service Shares
   (6/03)                                                      2005        1.639           1.831               472,694
                                                               2004        1.408           1.639               386,948
                                                               2003        1.000           1.408                33,301

Pioneer Variable Contracts Trust
   Pioneer  AmPac Growth VCT Portfolio - Class II (4/04)       2005        0.997           0.988               211,240
                                                               2004        1.024           0.997               178,298

   Pioneer America Income VCT Portfolio - Class II Shares
   (5/03)                                                      2005        1.001           0.997               797,022
                                                               2004        0.992           1.001               609,296
                                                               2003        1.000           0.992               250,581

   Pioneer Balanced VCT Portfolio - Class II Shares (6/03)     2005        1.133           1.151               282,837
                                                               2004        1.106           1.133               226,707
                                                               2003        1.000           1.106                52,925

   Pioneer Cullen Value VCT Portfolio - Class II Shares
   (3/05)                                                      2005        0.986           1.081               124,388

   Pioneer Emerging Markets VCT Portfolio - Class II Shares
   (6/03)                                                      2005        1.748           2.356               328,577
                                                               2004        1.505           1.748               248,330
                                                               2003        1.000           1.505                42,611

   Pioneer Equity Income VCT Portfolio - Class II Shares
   (6/03)                                                      2005        1.364           1.410               751,186
                                                               2004        1.201           1.364               636,842
                                                               2003        1.000           1.201               126,214

   Pioneer Equity Opportunity VCT Portfolio - Class II
   Shares (5/05)                                               2005        0.978           1.061                     -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR          END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
Pioneer Europe VCT Portfolio - Class II Shares (6/03)          2005        1.480           1.562                57,996
                                                               2004        1.278           1.480                13,891
                                                               2003        1.000           1.278                 7,941

Pioneer Fund VCT Portfolio - Class II Shares (6/03)            2005        1.312           1.361             1,361,509
                                                               2004        1.208           1.312             1,389,532
                                                               2003        1.000           1.208               434,413

Pioneer Global High Yield VCT Portfolio - Class II
Shares (3/05)                                                  2005        0.996           1.036               142,739

Pioneer Growth Shares VCT Portfolio - Class II Shares
(6/03)                                                         2005        1.197           1.210               499,326
                                                               2004        1.149           1.197               548,642
                                                               2003        1.000           1.149               279,238

Pioneer High Yield VCT Portfolio - Class II Shares (6/03)      2005        1.212           1.207             2,300,862
                                                               2004        1.148           1.212             2,487,816
                                                               2003        1.000           1.148             1,124,041

Pioneer Ibbotson Aggressive Allocation VCT Portfolio -
Class II Shares (5/05)                                         2005        0.989           1.080                 4,746

Pioneer Ibbotson Growth Allocation VCT Portfolio - Class
II Shares (3/05)                                               2005        0.983           1.061               207,570

Pioneer Ibbotson Moderate Allocation VCT Portfolio -
Class II Shares (4/05)                                         2005        0.992           1.046               107,925

Pioneer International Value VCT Portfolio - Class II
Shares (6/03)                                                  2005        1.490           1.681               182,026
                                                               2004        1.285           1.490               104,891
                                                               2003        1.000           1.285               172,623

Pioneer Mid Cap Value VCT Portfolio - Class II Shares
(6/03)                                                         2005        1.572           1.658               898,865
                                                               2004        1.319           1.572               739,522
                                                               2003        1.000           1.319               296,115

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR          END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class
   II Shares (4/04)                                            2005        1.091           1.155               607,804
                                                               2004        1.028           1.091               362,695

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (6/03)                                               2005        1.666           1.874               606,919
                                                               2004        1.256           1.666               613,969
                                                               2003        1.000           1.256               204,599

   Pioneer Small and Mid Cap Growth VCT Portfolio - Class
   II (4/04)                                                   2005        1.069           1.095               208,372
                                                               2004        1.061           1.069               189,758

   Pioneer Small Cap Value VCT Portfolio - Class II Shares
   (6/03)                                                      2005        1.585           1.724               349,541
                                                               2004        1.350           1.585               410,789
                                                               2003        1.000           1.350               107,851

   Pioneer Small Company VCT Portfolio - Class II Shares
   (6/03)                                                      2005        1.420           1.413               234,345
                                                               2004        1.281           1.420               242,393
                                                               2003        1.000           1.281               138,991

   Pioneer Strategic Income VCT Portfolio - Class II Shares
   (5/03)                                                      2005        1.169           1.173             1,481,127
                                                               2004        1.085           1.169             1,103,963
                                                               2003        1.000           1.085               173,043

   Pioneer Value VCT Portfolio - Class II Shares (6/03)        2005        1.295           1.327               550,876
                                                               2004        1.187           1.295               546,256
                                                               2003        1.000           1.187                74,180

Salomon Brothers Variable Series Funds Inc.
   Salomon Brothers Variable All Cap Fund - Class II (9/05)    2005        1.018           1.032                     -

   Total Return Fund - Class II (6/03)                         2005        1.180           1.190               631,534
                                                               2004        1.111           1.180               455,007
                                                               2003        1.000           1.111               217,412

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 2.15%



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR          END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Money Market Portfolio (5/03)                               2005        0.979           0.986               229,111
                                                               2004        0.990           0.979               228,855
                                                               2003        1.000           0.990                     -

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (6/03)       2005        1.270           1.350                57,659
                                                               2004        1.220           1.270                55,738
                                                               2003        1.000           1.220                36,400

   AIM V.I. Mid Cap Core Equity Fund - Series II (6/03)        2005        1.378           1.446                71,993
                                                               2004        1.239           1.378                73,592
                                                               2003        1.000           1.239                66,556

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (6/03)                                               2005        1.316           1.332               341,548
                                                               2004        1.211           1.316               183,238
                                                               2003        1.000           1.211                29,461

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (6/03)                                               2005        1.451           1.488                79,075
                                                               2004        1.330           1.451                46,779
                                                               2003        1.000           1.330                 8,707

   Templeton Foreign Securities Fund - Class 2 Shares (6/03)   2005        1.546           1.667                48,118
                                                               2004        1.333           1.546                 9,059
                                                               2003        1.000           1.333                 3,495

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund - Class
   II Shares (6/03)                                            2005        1.333           1.430               193,029
                                                               2004        1.252           1.333               164,993
                                                               2003        1.000           1.252                12,843

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (6/03)                                               2005        1.281           1.315               171,811
                                                               2004        1.228           1.281               165,141
                                                               2003        1.000           1.228                32,569

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR          END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Oppenheimer Global Securities Fund/VA - Service Shares
   (6/03)                                                      2005        1.638           1.828               174,308
                                                               2004        1.407           1.638               144,105
                                                               2003        1.000           1.407                17,668

Pioneer Variable Contracts Trust
   Pioneer  AmPac Growth VCT Portfolio - Class II (4/04)       2005        0.997           0.987                     -
                                                               2004        1.024           0.997                     -

   Pioneer America Income VCT Portfolio - Class II Shares
   (5/03)                                                      2005        1.000           0.996                 9,844
                                                               2004        0.991           1.000                 9,570
                                                               2003        1.000           0.991                     -

   Pioneer Balanced VCT Portfolio - Class II Shares (6/03)     2005        1.132           1.149                     -
                                                               2004        1.106           1.132                     -
                                                               2003        1.000           1.106                     -

   Pioneer Cullen Value VCT Portfolio - Class II Shares
   (3/05)                                                      2005        0.986           1.081                13,622

   Pioneer Emerging Markets VCT Portfolio - Class II Shares
   (6/03)                                                      2005        1.747           2.353                25,637
                                                               2004        1.504           1.747                12,218
                                                               2003        1.000           1.504                 8,367

   Pioneer Equity Income VCT Portfolio - Class II Shares
   (6/03)                                                      2005        1.363           1.408               231,103
                                                               2004        1.200           1.363               117,136
                                                               2003        1.000           1.200               119,366

   Pioneer Equity Opportunity VCT Portfolio - Class II
   Shares (5/05)                                               2005        0.977           1.060                     -

   Pioneer Europe VCT Portfolio - Class II Shares (6/03)       2005        1.478           1.560                 1,594
                                                               2004        1.278           1.478                 1,597
                                                               2003        1.000           1.278                     -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR          END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
Pioneer Fund VCT Portfolio - Class II Shares (6/03)            2005        1.311           1.359                40,727
                                                               2004        1.208           1.311                40,836
                                                               2003        1.000           1.208                15,280

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR          END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
Pioneer Global High Yield VCT Portfolio - Class II
Shares (3/05)                                                  2005        0.996           1.036               85,592

Pioneer Growth Shares VCT Portfolio - Class II Shares
(6/03)                                                         2005        1.196           1.208               12,915
                                                               2004        1.149           1.196               20,367
                                                               2003        1.000           1.149                8,812

Pioneer High Yield VCT Portfolio - Class II Shares (6/03)      2005        1.211           1.205              450,737
                                                               2004        1.148           1.211              453,688
                                                               2003        1.000           1.148               44,674

Pioneer Ibbotson Aggressive Allocation VCT Portfolio -
Class II Shares (5/05)                                         2005        0.989           1.080                    -

Pioneer Ibbotson Growth Allocation VCT Portfolio - Class
II Shares (3/05)                                               2005        0.983           1.060                    -

Pioneer Ibbotson Moderate Allocation VCT Portfolio -
Class II Shares (4/05)                                         2005        0.992           1.045              123,038

Pioneer International Value VCT Portfolio - Class II
Shares (6/03)                                                  2005        1.489           1.679                2,728
                                                               2004        1.284           1.489                2,733
                                                               2003        1.000           1.284                    -

Pioneer Mid Cap Value VCT Portfolio - Class II Shares
(6/03)                                                         2005        1.571           1.655              140,606
                                                               2004        1.318           1.571               28,881
                                                               2003        1.000           1.318               16,574

Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class
II Shares (4/04)                                               2005        1.090           1.154               11,879
                                                               2004        1.028           1.090                    -

Pioneer Real Estate Shares VCT Portfolio - Class II
Shares (6/03)                                                  2005        1.664           1.871              129,963
                                                               2004        1.256           1.664              140,554
                                                               2003        1.000           1.256                8,492

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR          END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Pioneer Small and Mid Cap Growth VCT Portfolio - Class
   II (4/04)                                                   2005        1.069           1.094                    -
                                                               2004        1.061           1.069                    -

   Pioneer Small Cap Value VCT Portfolio - Class II Shares
   (6/03)                                                      2005        1.583           1.722              104,867
                                                               2004        1.349           1.583               76,513
                                                               2003        1.000           1.349               65,290

   Pioneer Small Company VCT Portfolio - Class II Shares
   (6/03)                                                      2005        1.418           1.411                1,595
                                                               2004        1.280           1.418                1,597
                                                               2003        1.000           1.280                    -

   Pioneer Strategic Income VCT Portfolio - Class II Shares
   (5/03)                                                      2005        1.167           1.171              124,011
                                                               2004        1.085           1.167               90,059
                                                               2003        1.000           1.085               85,323

   Pioneer Value VCT Portfolio - Class II Shares (6/03)        2005        1.294           1.326               54,568
                                                               2004        1.187           1.294               36,753
                                                               2003        1.000           1.187               34,614

Salomon Brothers Variable Series Funds Inc.
   Salomon Brothers Variable All Cap Fund - Class II (9/05)    2005        1.018           1.031                    -

   Total Return Fund - Class II (6/03)                         2005        1.179           1.188               67,637
                                                               2004        1.110           1.179               69,791
                                                               2003        1.000           1.110               43,872

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 2.20%



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR          END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Money Market Portfolio (5/03)                               2005        0.980           0.987              448,027
                                                               2004        0.992           0.980              270,004
                                                               2003        1.000           0.992                    -

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (6/03)       2005        1.196           1.271                4,665
                                                               2004        1.150           1.196                    -
                                                               2003        1.000           1.150                    -

   AIM V.I. Mid Cap Core Equity Fund - Series II (6/03)        2005        1.250           1.311               18,084
                                                               2004        1.125           1.250                    -
                                                               2003        1.004           1.125                    -

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (6/03)                                               2005        1.248           1.263               40,761
                                                               2004        1.149           1.248               15,963
                                                               2003        1.000           1.149                    -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (6/03)                                               2005        1.332           1.365               33,449
                                                               2004        1.221           1.332               13,077
                                                               2003        1.000           1.221                    -

   Templeton Foreign Securities Fund - Class 2 Shares (6/03)   2005        1.409           1.518              240,002
                                                               2004        1.215           1.409                    -
                                                               2003        1.000           1.215                    -

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund - Class
   II Shares (6/03)                                            2005        1.222           1.311               30,519
                                                               2004        1.148           1.222                    -
                                                               2003        1.000           1.148                    -

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (6/03)                                               2005        1.200           1.231               15,372
                                                               2004        1.151           1.200               15,509
                                                               2003        1.000           1.151                    -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR          END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Oppenheimer Global Securities Fund/VA - Service Shares
   (6/03)                                                      2005        1.472           1.642               32,542
                                                               2004        1.265           1.472                  439
                                                               2003        1.000           1.265                    -

Pioneer Variable Contracts Trust
   Pioneer  AmPac Growth VCT Portfolio - Class II (4/04)       2005        0.996           0.986                    -
                                                               2004        1.024           0.996                    -

   Pioneer America Income VCT Portfolio - Class II Shares
   (5/03)                                                      2005        0.990           0.985               51,848
                                                               2004        0.982           0.990                1,733
                                                               2003        1.000           0.982                    -

   Pioneer Balanced VCT Portfolio - Class II Shares (6/03)     2005        1.068           1.084              176,358
                                                               2004        1.044           1.068                    -
                                                               2003        1.000           1.044                    -

   Pioneer Cullen Value VCT Portfolio - Class II Shares
   (3/05)                                                      2005        0.986           1.080               48,517

   Pioneer Emerging Markets VCT Portfolio - Class II Shares
   (6/03)                                                      2005        1.593           2.145               45,940
                                                               2004        1.372           1.593                    -
                                                               2003        1.000           1.372                    -

   Pioneer Equity Income VCT Portfolio - Class II Shares
   (6/03)                                                      2005        1.261           1.302               34,858
                                                               2004        1.111           1.261                1,953
                                                               2003        1.000           1.111                    -

   Pioneer Equity Opportunity VCT Portfolio - Class II
   Shares (5/05)                                               2005        0.977           1.060               19,224

   Pioneer Europe VCT Portfolio - Class II Shares (6/03)       2005        1.379           1.454               11,239
                                                               2004        1.193           1.379                    -
                                                               2003        0.990           1.193                    -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR          END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
Pioneer Fund VCT Portfolio - Class II Shares (6/03)            2005        1.227           1.272              22,057
                                                               2004        1.131           1.227                   -
                                                               2003        1.000           1.131                   -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR          END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
Pioneer Global High Yield VCT Portfolio - Class II
Shares (3/05)                                                  2005        0.996           1.035                 -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR          END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
Pioneer Growth Shares VCT Portfolio - Class II Shares
(6/03)                                                         2005        1.129           1.140                    -
                                                               2004        1.086           1.129                    -
                                                               2003        1.000           1.086                    -

Pioneer High Yield VCT Portfolio - Class II Shares (6/03)      2005        1.139           1.133                7,137
                                                               2004        1.081           1.139                    -
                                                               2003        1.000           1.081                    -

Pioneer Ibbotson Aggressive Allocation VCT Portfolio -
Class II Shares (5/05)                                         2005        0.989           1.079               24,920

Pioneer Ibbotson Growth Allocation VCT Portfolio - Class
II Shares (3/05)                                               2005        0.983           1.060              484,871

Pioneer Ibbotson Moderate Allocation VCT Portfolio -
Class II Shares (4/05)                                         2005        0.992           1.045              252,212

Pioneer International Value VCT Portfolio - Class II
Shares (6/03)                                                  2005        1.387           1.563               13,700
                                                               2004        1.197           1.387                    -
                                                               2003        0.996           1.197                    -

Pioneer Mid Cap Value VCT Portfolio - Class II Shares
(6/03)                                                         2005        1.430           1.505               41,160
                                                               2004        1.200           1.430               12,545
                                                               2003        1.000           1.200                    -

Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class
II Shares (4/04)                                               2005        1.090           1.153                5,021
                                                               2004        1.028           1.090                    -

Pioneer Real Estate Shares VCT Portfolio - Class II
Shares (6/03)                                                  2005        1.603           1.802               27,438
                                                               2004        1.211           1.603                  788
                                                               2003        1.000           1.211                    -

Pioneer Small and Mid Cap Growth VCT Portfolio - Class
II (4/04)                                                      2005        1.068           1.093                    -
                                                               2004        1.061           1.068                    -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR          END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Pioneer Small Cap Value VCT Portfolio - Class II Shares
   (6/03)                                                      2005        1.416           1.539                18,165
                                                               2004        1.207           1.416                     -
                                                               2003        1.000           1.207                     -

   Pioneer Small Company VCT Portfolio - Class II Shares
   (6/03)                                                      2005        1.299           1.291                     -
                                                               2004        1.173           1.299                     -
                                                               2003        1.000           1.173                     -

   Pioneer Strategic Income VCT Portfolio - Class II Shares
   (5/03)                                                      2005        1.123           1.126                77,227
                                                               2004        1.044           1.123                16,936
                                                               2003        1.000           1.044                     -

   Pioneer Value VCT Portfolio - Class II Shares (6/03)        2005        1.219           1.248                20,307
                                                               2004        1.119           1.219                     -
                                                               2003        0.993           1.119                     -

Salomon Brothers Variable Series Funds Inc.
   Salomon Brothers Variable All Cap Fund - Class II (9/05)    2005        1.018           1.031                     -

   Total Return Fund - Class II (6/03)                         2005        1.117           1.125                     -
                                                               2004        1.052           1.117                     -
                                                               2003        1.000           1.052                     -

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 2.25%



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Money Market Portfolio (5/03)                               2005        0.991           0.997                  -
                                                               2004        1.000           0.991                  -

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (6/03)       2005        1.062           1.127                  -
                                                               2004        1.000           1.062                  -

   AIM V.I. Mid Cap Core Equity Fund - Series II (6/03)        2005        1.101           1.155                  -
                                                               2004        1.000           1.101                  -

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (6/03)                                               2005        1.088           1.101              7,955
                                                               2004        1.000           1.088                  -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (6/03)                                               2005        1.107           1.134                  -
                                                               2004        1.000           1.107                  -

   Templeton Foreign Securities Fund - Class 2 Shares (6/03)   2005        1.153           1.242                  -
                                                               2004        1.000           1.153                  -

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund - Class
   II Shares (6/03)                                            2005        1.037           1.112              8,278
                                                               2004        1.000           1.037                  -

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (6/03)                                               2005        1.065           1.092              8,108
                                                               2004        1.000           1.065                  -

   Oppenheimer Global Securities Fund/VA - Service Shares
   (6/03)                                                      2005        1.165           1.299              7,189
                                                               2004        1.000           1.165                  -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
Pioneer Variable Contracts Trust
   Pioneer  AmPac Growth VCT Portfolio - Class II (4/04)       2005        0.996           0.986                -
                                                               2004        1.024           0.996                -

   Pioneer America Income VCT Portfolio - Class II Shares
   (5/03)                                                      2005        0.992           0.987                -
                                                               2004        1.000           0.992                -

   Pioneer Balanced VCT Portfolio - Class II Shares (6/03)     2005        1.020           1.035                -
                                                               2004        1.000           1.020                -

   Pioneer Cullen Value VCT Portfolio - Class II Shares
   (3/05)                                                      2005        0.986           1.080                -

   Pioneer Emerging Markets VCT Portfolio - Class II Shares
   (6/03)                                                      2005        1.142           1.537                -
                                                               2004        1.000           1.142                -

   Pioneer Equity Income VCT Portfolio - Class II Shares
   (6/03)                                                      2005        1.132           1.168                -
                                                               2004        1.000           1.132                -

   Pioneer Equity Opportunity VCT Portfolio - Class II
   Shares (5/05)                                               2005        0.977           1.059                -

   Pioneer Europe VCT Portfolio - Class II Shares (6/03)       2005        1.192           1.257                -
                                                               2004        1.000           1.192                -

   Pioneer Fund VCT Portfolio - Class II Shares (6/03)         2005        1.103           1.143                -
                                                               2004        1.000           1.103                -

   Pioneer Global High Yield VCT Portfolio - Class II
   Shares (3/05)                                               2005        0.996           1.035                -

   Pioneer Growth Shares VCT Portfolio - Class II Shares
   (6/03)                                                      2005        1.060           1.069                -
                                                               2004        1.000           1.060                -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------      ----    -------------   -------------     ---------------
Pioneer High Yield VCT Portfolio - Class II Shares (6/03)      2005        1.031           1.025                -
                                                               2004        1.000           1.031                -

Pioneer Ibbotson Aggressive Allocation VCT Portfolio -
Class II Shares (5/05)                                         2005        0.989           1.079                -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------       ----    -------------   -------------     ---------------
Pioneer Ibbotson Growth Allocation VCT Portfolio - Class
II Shares (3/05)                                               2005        0.983           1.059                  -

Pioneer Ibbotson Moderate Allocation VCT Portfolio -
Class II Shares (4/05)                                         2005        0.992           1.045                  -

Pioneer International Value VCT Portfolio - Class II
Shares (6/03)                                                  2005        1.180           1.329                  -
                                                               2004        1.000           1.180                  -

Pioneer Mid Cap Value VCT Portfolio - Class II Shares
(6/03)                                                         2005        1.170           1.231                  -
                                                               2004        1.000           1.170                  -

Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class
II Shares (4/04)                                               2005        1.089           1.152                  -
                                                               2004        1.028           1.089                  -

Pioneer Real Estate Shares VCT Portfolio - Class II
Shares (6/03)                                                  2005        1.240           1.393              6,621
                                                               2004        1.000           1.240                  -

Pioneer Small and Mid Cap Growth VCT Portfolio - Class
II (4/04)                                                      2005        1.068           1.092                  -
                                                               2004        1.061           1.068                  -

Pioneer Small Cap Value VCT Portfolio - Class II Shares
(6/03)                                                         2005        1.137           1.235                  -
                                                               2004        1.000           1.137                  -

Pioneer Small Company VCT Portfolio - Class II Shares
(6/03)                                                         2005        1.089           1.082                  -
                                                               2004        1.000           1.089                  -

Pioneer Strategic Income VCT Portfolio - Class II Shares
(5/03)                                                         2005        1.058           1.060                  -
                                                               2004        1.000           1.058                  -

Pioneer Value VCT Portfolio - Class II Shares (6/03)           2005        1.088           1.113                  -
                                                               2004        1.000           1.088                  -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
Salomon Brothers Variable Series Funds Inc.
   Salomon Brothers Variable All Cap Fund - Class II (9/05)    2005        1.018           1.030               -

   Total Return Fund - Class II (6/03)                         2005        1.044           1.052               -
                                                               2004        1.000           1.044               -

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 2.30%



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Money Market Portfolio (5/03)                               2005        0.977           0.982             380,021
                                                               2004        0.989           0.977             473,317
                                                               2003        1.000           0.989              14,082

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (6/03)       2005        1.267           1.344             476,742
                                                               2004        1.219           1.267             457,426
                                                               2003        1.000           1.219             128,865

   AIM V.I. Mid Cap Core Equity Fund - Series II (6/03)        2005        1.374           1.441             195,658
                                                               2004        1.238           1.374             180,764
                                                               2003        1.000           1.238              19,208

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (6/03)                                               2005        1.312           1.327             882,683
                                                               2004        1.210           1.312             855,680
                                                               2003        1.000           1.210             302,021

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (6/03)                                               2005        1.447           1.482             360,559
                                                               2004        1.328           1.447             365,658
                                                               2003        1.000           1.328             177,710

   Templeton Foreign Securities Fund - Class 2 Shares (6/03)   2005        1.542           1.661             336,958
                                                               2004        1.331           1.542             302,044
                                                               2003        1.000           1.331              93,864

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund - Class
   II Shares (6/03)                                            2005        1.329           1.424             870,547
                                                               2004        1.250           1.329             825,312
                                                               2003        1.000           1.250             258,579

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (6/03)                                               2005        1.278           1.310             203,031
                                                               2004        1.227           1.278             213,927
                                                               2003        1.000           1.227              81,960

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Oppenheimer Global Securities Fund/VA - Service Shares
   (6/03)                                                      2005        1.634           1.821              297,416
                                                               2004        1.406           1.634              293,434
                                                               2003        1.000           1.406               77,896

Pioneer Variable Contracts Trust
   Pioneer  AmPac Growth VCT Portfolio - Class II (4/04)       2005        0.996           0.985               41,869
                                                               2004        1.024           0.996               41,346

   Pioneer America Income VCT Portfolio - Class II Shares
   (5/03)                                                      2005        0.997           0.992              600,036
                                                               2004        0.991           0.997              575,654
                                                               2003        1.000           0.991              271,430

   Pioneer Balanced VCT Portfolio - Class II Shares (6/03)     2005        1.129           1.144              191,246
                                                               2004        1.105           1.129              178,277
                                                               2003        1.000           1.105               57,723

   Pioneer Cullen Value VCT Portfolio - Class II Shares
   (3/05)                                                      2005        0.986           1.080               35,161

   Pioneer Emerging Markets VCT Portfolio - Class II Shares
   (6/03)                                                      2005        1.743           2.344              214,398
                                                               2004        1.503           1.743              199,365
                                                               2003        1.000           1.503               10,906

   Pioneer Equity Income VCT Portfolio - Class II Shares
   (6/03)                                                      2005        1.360           1.402            1,064,054
                                                               2004        1.199           1.360              814,124
                                                               2003        1.000           1.199              384,020

   Pioneer Equity Opportunity VCT Portfolio - Class II
   Shares (5/05)                                               2005        0.977           1.059                    -

   Pioneer Europe VCT Portfolio - Class II Shares (6/03)       2005        1.475           1.554               46,376
                                                               2004        1.277           1.475               58,519
                                                               2003        1.000           1.277               24,796

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------            ----    -------------   -------------     ---------------
Pioneer Fund VCT Portfolio - Class II Shares (6/03)            2005        1.308           1.354            1,129,293
                                                               2004        1.207           1.308            1,116,623
                                                               2003        1.000           1.207              389,324

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------      ----    -------------   -------------     ---------------
Pioneer Global High Yield VCT Portfolio - Class II
Shares (3/05)                                                  2005        0.996           1.035                6,104

Pioneer Growth Shares VCT Portfolio - Class II Shares
(6/03)                                                         2005        1.193           1.203              299,510
                                                               2004        1.148           1.193              300,139
                                                               2003        1.000           1.148              138,078

Pioneer High Yield VCT Portfolio - Class II Shares (6/03)      2005        1.208           1.200            1,715,716
                                                               2004        1.147           1.208            1,714,187
                                                               2003        1.000           1.147              758,360

Pioneer Ibbotson Aggressive Allocation VCT Portfolio -
Class II Shares (5/05)                                         2005        0.989           1.079              161,058

Pioneer Ibbotson Growth Allocation VCT Portfolio - Class
II Shares (3/05)                                               2005        0.983           1.059              685,197

Pioneer Ibbotson Moderate Allocation VCT Portfolio -
Class II Shares (4/05)                                         2005        0.992           1.044              428,960

Pioneer International Value VCT Portfolio - Class II
Shares (6/03)                                                  2005        1.485           1.672              156,277
                                                               2004        1.283           1.485              110,922
                                                               2003        1.000           1.283               18,951

Pioneer Mid Cap Value VCT Portfolio - Class II Shares
(6/03)                                                         2005        1.567           1.649              800,785
                                                               2004        1.317           1.567              711,316
                                                               2003        1.000           1.317              375,708

Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class
II Shares (4/04)                                               2005        1.089           1.151              248,756
                                                               2004        1.028           1.089              223,102

Pioneer Real Estate Shares VCT Portfolio - Class II
Shares (6/03)                                                  2005        1.660           1.864              213,396
                                                               2004        1.255           1.660              221,119
                                                               2003        1.000           1.255              108,735

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Pioneer Small and Mid Cap Growth VCT Portfolio - Class
   II (4/04)                                                   2005        1.067           1.091               39,085
                                                               2004        1.061           1.067               37,777

   Pioneer Small Cap Value VCT Portfolio - Class II Shares
   (6/03)                                                      2005        1.579           1.715              450,323
                                                               2004        1.348           1.579              450,978
                                                               2003        1.000           1.348              234,601

   Pioneer Small Company VCT Portfolio - Class II Shares
   (6/03)                                                      2005        1.415           1.406               50,669
                                                               2004        1.279           1.415               58,833
                                                               2003        1.000           1.279               50,082

   Pioneer Strategic Income VCT Portfolio - Class II Shares
   (5/03)                                                      2005        1.165           1.166            1,125,234
                                                               2004        1.084           1.165            1,094,532
                                                               2003        1.000           1.084              281,928

   Pioneer Value VCT Portfolio - Class II Shares (6/03)        2005        1.291           1.320              364,430
                                                               2004        1.186           1.291              314,441
                                                               2003        1.000           1.186               12,737

Salomon Brothers Variable Series Funds Inc.
   Salomon Brothers Variable All Cap Fund - Class II (9/05)    2005        1.017           1.030                    -

   Total Return Fund - Class II (6/03)                         2005        1.176           1.183              144,409
                                                               2004        1.109           1.176              136,568
                                                               2003        1.000           1.109               65,191

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 2.35%



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Money Market Portfolio (5/03)                               2005        0.990           0.995                -
                                                               2004        1.000           0.990                -

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (6/03)       2005        1.061           1.125                -
                                                               2004        1.000           1.061                -

   AIM V.I. Mid Cap Core Equity Fund - Series II (6/03)        2005        1.100           1.153                -
                                                               2004        1.000           1.100                -

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (6/03)                                               2005        1.087           1.099                -
                                                               2004        1.000           1.087                -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (6/03)                                               2005        1.106           1.132                -
                                                               2004        1.000           1.106                -

   Templeton Foreign Securities Fund - Class 2 Shares (6/03)   2005        1.152           1.240                -
                                                               2004        1.000           1.152                -

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund - Class
   II Shares (6/03)                                            2005        1.036           1.110                -
                                                               2004        1.000           1.036                -

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (6/03)                                               2005        1.064           1.090                -
                                                               2004        1.000           1.064                -

   Oppenheimer Global Securities Fund/VA - Service Shares
   (6/03)                                                      2005        1.164           1.296                -
                                                               2004        1.000           1.164                -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
Pioneer Variable Contracts Trust
   Pioneer  AmPac Growth VCT Portfolio - Class II (4/04)       2005        0.995           0.984                -
                                                               2004        1.024           0.995                -

   Pioneer America Income VCT Portfolio - Class II Shares
   (5/03)                                                      2005        0.991           0.986                -
                                                               2004        1.000           0.991                -

   Pioneer Balanced VCT Portfolio - Class II Shares (6/03)     2005        1.019           1.033                -
                                                               2004        1.000           1.019                -

   Pioneer Cullen Value VCT Portfolio - Class II Shares
   (3/05)                                                      2005        0.986           1.079                -

   Pioneer Emerging Markets VCT Portfolio - Class II Shares
   (6/03)                                                      2005        1.142           1.534                -
                                                               2004        1.000           1.142                -

   Pioneer Equity Income VCT Portfolio - Class II Shares
   (6/03)                                                      2005        1.131           1.166                -
                                                               2004        1.000           1.131                -

   Pioneer Equity Opportunity VCT Portfolio - Class II
   Shares (5/05)                                               2005        0.977           1.058                -

   Pioneer Europe VCT Portfolio - Class II Shares (6/03)       2005        1.191           1.254                -
                                                               2004        1.000           1.191                -

   Pioneer Fund VCT Portfolio - Class II Shares (6/03)         2005        1.102           1.141                -
                                                               2004        1.000           1.102                -

   Pioneer Global High Yield VCT Portfolio - Class II
   Shares (3/05)                                               2005        0.996           1.034                -

   Pioneer Growth Shares VCT Portfolio - Class II Shares
   (6/03)                                                      2005        1.059           1.067                -
                                                               2004        1.000           1.059                -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------      ----    -------------   -------------     ---------------
Pioneer High Yield VCT Portfolio - Class II Shares (6/03)      2005        1.030           1.023               -
                                                               2004        1.000           1.030               -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------       ----    -------------   -------------     ---------------
Pioneer Ibbotson Aggressive Allocation VCT Portfolio -
Class II Shares (5/05)                                         2005        0.989           1.078               -

Pioneer Ibbotson Growth Allocation VCT Portfolio - Class
II Shares (3/05)                                               2005        0.982           1.058               -

Pioneer Ibbotson Moderate Allocation VCT Portfolio -
Class II Shares (4/05)                                         2005        0.992           1.044               -

Pioneer International Value VCT Portfolio - Class II
Shares (6/03)                                                  2005        1.179           1.326               -
                                                               2004        1.000           1.179               -

Pioneer Mid Cap Value VCT Portfolio - Class II Shares
(6/03)                                                         2005        1.169           1.229               -
                                                               2004        1.000           1.169               -

Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class
II Shares (4/04)                                               2005        1.088           1.150               -
                                                               2004        1.028           1.088               -

Pioneer Real Estate Shares VCT Portfolio - Class II
Shares (6/03)                                                  2005        1.239           1.391               -
                                                               2004        1.000           1.239               -

Pioneer Small and Mid Cap Growth VCT Portfolio - Class
II (4/04)                                                      2005        1.067           1.090               -
                                                               2004        1.061           1.067               -

Pioneer Small Cap Value VCT Portfolio - Class II Shares
(6/03)                                                         2005        1.136           1.233               -
                                                               2004        1.000           1.136               -

Pioneer Small Company VCT Portfolio - Class II Shares
(6/03)                                                         2005        1.088           1.081               -
                                                               2004        1.000           1.088               -

Pioneer Strategic Income VCT Portfolio - Class II Shares
(5/03)                                                         2005        1.057           1.058               -
                                                               2004        1.000           1.057               -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Pioneer Value VCT Portfolio - Class II Shares (6/03)        2005        1.087           1.111               -
                                                               2004        1.000           1.087               -

Salomon Brothers Variable Series Funds Inc.
   Salomon Brothers Variable All Cap Fund - Class II (9/05)    2005        1.017           1.030               -

   Total Return Fund - Class II (6/03)                         2005        1.044           1.050               -
                                                               2004        1.000           1.044               -

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 2.40%



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Money Market Portfolio (5/03)                               2005        0.994           0.998               3,336
                                                               2004        1.000           0.994                   -

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (6/03)       2005        1.054           1.118              14,745
                                                               2004        1.000           1.054               7,548

   AIM V.I. Mid Cap Core Equity Fund - Series II (6/03)        2005        1.065           1.115              14,744
                                                               2004        1.000           1.065               7,466

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (6/03)                                               2005        1.072           1.083              22,036
                                                               2004        1.000           1.072               7,444

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (6/03)                                               2005        1.085           1.110               6,838
                                                               2004        1.000           1.085                   -

   Templeton Foreign Securities Fund - Class 2 Shares (6/03)   2005        1.156           1.243             552,169
                                                               2004        1.000           1.156                   -

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund - Class
   II Shares (6/03)                                            2005        1.052           1.127               6,943
                                                               2004        1.000           1.052                   -

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (6/03)                                               2005        1.047           1.071               6,895
                                                               2004        1.000           1.047                   -

   Oppenheimer Global Securities Fund/VA - Service Shares
   (6/03)                                                      2005        1.169           1.301              34,425
                                                               2004        1.000           1.169               6,993

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
Pioneer Variable Contracts Trust
   Pioneer  AmPac Growth VCT Portfolio - Class II (4/04)       2005        0.992           0.980                  -
                                                               2004        1.000           0.992                  -

   Pioneer America Income VCT Portfolio - Class II Shares
   (5/03)                                                      2005        1.032           1.026             19,655
                                                               2004        1.000           1.032              7,393

   Pioneer Balanced VCT Portfolio - Class II Shares (6/03)     2005        1.026           1.039                  -
                                                               2004        1.000           1.026                  -

   Pioneer Cullen Value VCT Portfolio - Class II Shares
   (3/05)                                                      2005        0.986           1.079             76,912

   Pioneer Emerging Markets VCT Portfolio - Class II Shares
   (6/03)                                                      2005        1.295           1.740             55,647
                                                               2004        1.000           1.295                  -

   Pioneer Equity Income VCT Portfolio - Class II Shares
   (6/03)                                                      2005        1.125           1.159             45,947
                                                               2004        1.000           1.125              7,107

   Pioneer Equity Opportunity VCT Portfolio - Class II
   Shares (5/05)                                               2005        0.977           1.058                  -

   Pioneer Europe VCT Portfolio - Class II Shares (6/03)       2005        1.177           1.239                  -
                                                               2004        1.000           1.177                  -

   Pioneer Fund VCT Portfolio - Class II Shares (6/03)         2005        1.090           1.128             77,759
                                                               2004        1.000           1.090             10,959

   Pioneer Global High Yield VCT Portfolio - Class II
   Shares (3/05)                                               2005        0.996           1.034             40,471

   Pioneer Growth Shares VCT Portfolio - Class II Shares
   (6/03)                                                      2005        1.081           1.089                  -
                                                               2004        1.000           1.081                  -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------      ----    -------------   -------------     ---------------
Pioneer High Yield VCT Portfolio - Class II Shares (6/03)      2005        1.085           1.077                -
                                                               2004        1.000           1.085                -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------       ----    -------------   -------------     ---------------
Pioneer Ibbotson Aggressive Allocation VCT Portfolio -
Class II Shares (5/05)                                         2005        0.989           1.078             103,019

Pioneer Ibbotson Growth Allocation VCT Portfolio - Class
II Shares (3/05)                                               2005        0.982           1.058             591,036

Pioneer Ibbotson Moderate Allocation VCT Portfolio -
Class II Shares (4/05)                                         2005        0.992           1.043             856,788

Pioneer International Value VCT Portfolio - Class II
Shares (6/03)                                                  2005        1.170           1.316               6,399
                                                               2004        1.000           1.170                   -

Pioneer Mid Cap Value VCT Portfolio - Class II Shares
(6/03)                                                         2005        1.143           1.202              41,285
                                                               2004        1.000           1.143                   -

Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class
II Shares (4/04)                                               2005        1.070           1.130              47,259
                                                               2004        1.000           1.070                   -

Pioneer Real Estate Shares VCT Portfolio - Class II
Shares (6/03)                                                  2005        1.308           1.467                   -
                                                               2004        1.000           1.308                   -

Pioneer Small and Mid Cap Growth VCT Portfolio - Class
II (4/04)                                                      2005        1.010           1.032               2,708
                                                               2004        1.000           1.010                   -

Pioneer Small Cap Value VCT Portfolio - Class II Shares
(6/03)                                                         2005        1.154           1.251              16,513
                                                               2004        1.000           1.154                   -

Pioneer Small Company VCT Portfolio - Class II Shares
(6/03)                                                         2005        1.108           1.099              11,192
                                                               2004        1.000           1.108                   -

Pioneer Strategic Income VCT Portfolio - Class II Shares
(5/03)                                                         2005        1.098           1.099              25,601
                                                               2004        1.000           1.098              10,612

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Pioneer Value VCT Portfolio - Class II Shares (6/03)        2005        1.086           1.110             21,072
                                                               2004        1.000           1.086              7,336

Salomon Brothers Variable Series Funds Inc.
   Salomon Brothers Variable All Cap Fund - Class II (9/05)    2005        1.017           1.029                  -

   Total Return Fund - Class II (6/03)                         2005        1.053           1.059                  -
                                                               2004        1.000           1.053                  -

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 2.50%



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Money Market Portfolio (5/03)                               2005        0.973           0.977             175,158
                                                               2004        0.988           0.973             244,288
                                                               2003        1.000           0.988              12,446

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (6/03)       2005        1.263           1.337              77,429
                                                               2004        1.217           1.263              55,053
                                                               2003        1.000           1.217              17,132

   AIM V.I. Mid Cap Core Equity Fund - Series II (6/03)        2005        1.370           1.433             227,045
                                                               2004        1.237           1.370             228,349
                                                               2003        1.000           1.237              53,264

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (6/03)                                               2005        1.308           1.319             473,260
                                                               2004        1.208           1.308             446,328
                                                               2003        1.000           1.208             256,644

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (6/03)                                               2005        1.442           1.474              99,309
                                                               2004        1.326           1.442              71,624
                                                               2003        1.000           1.326               7,904

   Templeton Foreign Securities Fund - Class 2 Shares (6/03)   2005        1.537           1.652             138,831
                                                               2004        1.330           1.537             117,899
                                                               2003        1.000           1.330              19,832

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund - Class
   II Shares (6/03)                                            2005        1.325           1.417             184,766
                                                               2004        1.249           1.325             185,920
                                                               2003        1.000           1.249              96,304

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (6/03)                                               2005        1.274           1.303             105,986
                                                               2004        1.225           1.274             112,203
                                                               2003        1.000           1.225              72,815

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Oppenheimer Global Securities Fund/VA - Service Shares
   (6/03)                                                      2005        1.628           1.811               73,067
                                                               2004        1.404           1.628               50,029
                                                               2003        1.000           1.404               24,647

Pioneer Variable Contracts Trust
   Pioneer  AmPac Growth VCT Portfolio - Class II (4/04)       2005        0.994           0.981                9,942
                                                               2004        1.024           0.994                5,891

   Pioneer America Income VCT Portfolio - Class II Shares
   (5/03)                                                      2005        0.994           0.987              155,658
                                                               2004        0.989           0.994              153,578
                                                               2003        1.000           0.989                6,698

   Pioneer Balanced VCT Portfolio - Class II Shares (6/03)     2005        1.125           1.138            1,199,243
                                                               2004        1.103           1.125            1,240,747
                                                               2003        1.000           1.103              869,720

   Pioneer Cullen Value VCT Portfolio - Class II Shares
   (3/05)                                                      2005        0.986           1.078              237,014

   Pioneer Emerging Markets VCT Portfolio - Class II Shares
   (6/03)                                                      2005        1.737           2.331               67,355
                                                               2004        1.501           1.737               47,838
                                                               2003        1.000           1.501               13,750

   Pioneer Equity Income VCT Portfolio - Class II Shares
   (6/03)                                                      2005        1.355           1.395              328,596
                                                               2004        1.197           1.355              331,048
                                                               2003        1.000           1.197               62,477

   Pioneer Equity Opportunity VCT Portfolio - Class II
   Shares (5/05)                                               2005        0.977           1.057                    -

   Pioneer Europe VCT Portfolio - Class II Shares (6/03)       2005        1.470           1.546                6,124
                                                               2004        1.275           1.470                    -
                                                               2003        1.000           1.275                    -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------            ----    -------------   -------------     ---------------
Pioneer Fund VCT Portfolio - Class II Shares (6/03)            2005        1.304           1.347             215,634
                                                               2004        1.205           1.304             181,256
                                                               2003        1.000           1.205              81,704

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------       ----    -------------   -------------     ---------------
Pioneer Global High Yield VCT Portfolio - Class II
Shares (3/05)                                                  2005        0.996           1.033              109,171

Pioneer Growth Shares VCT Portfolio - Class II Shares
(6/03)                                                         2005        1.189           1.197               67,248
                                                               2004        1.146           1.189               67,408
                                                               2003        1.000           1.146                4,572

Pioneer High Yield VCT Portfolio - Class II Shares (6/03)      2005        1.204           1.194            1,466,238
                                                               2004        1.145           1.204            1,854,769
                                                               2003        1.000           1.145            1,355,872

Pioneer Ibbotson Aggressive Allocation VCT Portfolio -
Class II Shares (5/05)                                         2005        0.989           1.077               40,915

Pioneer Ibbotson Growth Allocation VCT Portfolio - Class
II Shares (3/05)                                               2005        0.982           1.057              108,254

Pioneer Ibbotson Moderate Allocation VCT Portfolio -
Class II Shares (4/05)                                         2005        0.992           1.043              533,095

Pioneer International Value VCT Portfolio - Class II
Shares (6/03)                                                  2005        1.480           1.663              208,918
                                                               2004        1.282           1.480              196,101
                                                               2003        1.000           1.282                2,286

Pioneer Mid Cap Value VCT Portfolio - Class II Shares
(6/03)                                                         2005        1.562           1.640              265,245
                                                               2004        1.315           1.562              228,370
                                                               2003        1.000           1.315               85,990

Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class
II Shares (4/04)                                               2005        1.087           1.147              177,394
                                                               2004        1.028           1.087                5,482

Pioneer Real Estate Shares VCT Portfolio - Class II
Shares (6/03)                                                  2005        1.655           1.854              110,071
                                                               2004        1.253           1.655              103,951
                                                               2003        1.000           1.253               61,196

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Pioneer Small and Mid Cap Growth VCT Portfolio - Class
   II (4/04)                                                   2005        1.066           1.087              27,674
                                                               2004        1.061           1.066               4,247

   Pioneer Small Cap Value VCT Portfolio - Class II Shares
   (6/03)                                                      2005        1.574           1.706             215,877
                                                               2004        1.346           1.574             215,985
                                                               2003        1.000           1.346              42,069

   Pioneer Small Company VCT Portfolio - Class II Shares
   (6/03)                                                      2005        1.410           1.398              24,107
                                                               2004        1.277           1.410               4,504
                                                               2003        1.000           1.277                 576

   Pioneer Strategic Income VCT Portfolio - Class II Shares
   (5/03)                                                      2005        1.161           1.160             226,934
                                                               2004        1.082           1.161             226,037
                                                               2003        1.000           1.082              91,426

   Pioneer Value VCT Portfolio - Class II Shares (6/03)        2005        1.287           1.313             108,416
                                                               2004        1.184           1.287              65,866
                                                               2003        1.000           1.184              39,816

Salomon Brothers Variable Series Funds Inc.
   Salomon Brothers Variable All Cap Fund - Class II (9/05)    2005        1.016           1.028                   -

   Total Return Fund - Class II (6/03)                         2005        1.172           1.177             203,604
                                                               2004        1.108           1.172             197,526
                                                               2003        1.000           1.108              88,478



                                      NOTES



The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.



"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Effective 04/18/2005: Franklin Small Cap Fund - Class 2 Shares changed its name to Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares.



Effective 08/05: Pioneer Papp Small and Mid Cap Growth VCT portfolio - Class II Shares changed it name to Pioneer Small and Mid Cap Growth VCT portfolio - Class II Shares.



Effective 08/05: Pioneer Papp America - Pacific Rim Fund VCT - Class II Shares changed it name to Pioneer AmPac Growth VCT portfolio - Class II Shares.

                         CONDENSED FINANCIAL INFORMATION



The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.



                         SEPARATE ACCOUNT CHARGES 1.70%



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------      ----    -------------   -------------     ---------------
   Capital Appreciation Fund (6/03)                            2005        1.428           1.660               81,761
                                                               2004        1.215           1.428               47,486
                                                               2003        1.000           1.215               38,283

   High Yield Bond Trust (6/04)                                2005        1.062           1.058              103,774
                                                               2004        0.992           1.062                    -

   Managed Assets Trust (5/04)                                 2005        1.060           1.082               19,600
                                                               2004        0.962           1.060                4,767

   Money Market Portfolio (5/03)                               2005        0.987           0.998            1,176,599
                                                               2004        0.993           0.987            1,059,162
                                                               2003        1.000           0.993            1,275,133

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (6/03)                                                      2005        1.220           1.378               19,186
                                                               2004        1.145           1.220               19,590
                                                               2003        1.000           1.145                    -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                  2005        1.471           1.650              156,779
                                                               2004        1.319           1.471              109,010
                                                               2003        1.000           1.319                4,640

   Growth Fund - Class 2 Shares (5/03)                         2005        1.391           1.589              634,187
                                                               2004        1.258           1.391              447,445
                                                               2003        1.000           1.258               95,430

   Growth-Income Fund - Class 2 Shares (5/03)                  2005        1.362           1.418              996,140
                                                               2004        1.256           1.362              718,411
                                                               2003        1.000           1.256               77,184

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/03)            2005        1.631           1.719              319,088
                                                               2004        1.263           1.631              249,103
                                                               2003        1.000           1.263               53,961

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (5/03)                                                      2005        1.209           1.240              81,649
                                                               2004        1.170           1.209              48,969
                                                               2003        1.000           1.170              28,148

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (5/03)                                               2005        1.405           1.461             101,971
                                                               2004        1.283           1.405              94,662
                                                               2003        1.000           1.283              24,523

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (3/04)      2005        1.211           1.312              34,027
                                                               2004        1.079           1.211              10,419
                                                               2003        1.000           1.079                   -

   Mercury Value Opportunities V.I. Fund - Class III (1/04)    2005        1.209           1.309              29,390
                                                               2004        1.072           1.209              18,570
                                                               2003        1.000           1.072                   -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (6/03)       2005        1.336           1.452              46,371
                                                               2004        1.206           1.336              24,570
                                                               2003        1.000           1.206               8,710

   Templeton Developing Markets Securities Fund - Class 2
   Shares (6/03)                                               2005        1.812           2.270             103,647
                                                               2004        1.478           1.812              83,853
                                                               2003        1.000           1.478               9,983

   Templeton Foreign Securities Fund - Class 2 Shares (6/03)   2005        1.558           1.687             635,490
                                                               2004        1.337           1.558             446,541
                                                               2003        1.104           1.337             115,962

   Templeton Growth Securities Fund - Class 2 Shares (6/03)    2005        1.513           1.619             366,963
                                                               2004        1.326           1.513             168,501
                                                               2003        1.000           1.326              41,506

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2005        1.312           1.345             215,693
                                                               2004        1.211           1.312             196,252
                                                               2003        1.000           1.211              50,500

   Salomon Brothers Variable Aggressive Growth Fund - Class
   I Shares (6/03)                                             2005        1.365           1.474             132,816
                                                               2004        1.272           1.365              90,049
                                                               2003        1.000           1.272              40,230

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (7/03)                                               2005        1.308           1.333              35,784
                                                               2004        1.227           1.308              27,301
                                                               2003        1.000           1.227              30,969

Janus Aspen Series
   Balanced Portfolio - Service Shares (6/03)                  2005        1.164           1.232              22,607
                                                               2004        1.093           1.164              22,497
                                                               2003        1.000           1.093              10,549

   Global Life Sciences Portfolio - Service Shares (5/03)      2005        1.337           1.477                   -
                                                               2004        1.191           1.337                   -
                                                               2003        1.000           1.191                   -

   Global Technology Portfolio - Service Shares (5/03)         2005        1.369           1.502               4,934
                                                               2004        1.385           1.369                   -
                                                               2003        1.000           1.385                   -

   Worldwide Growth Portfolio - Service Shares (6/03)          2005        1.287           1.336               3,689
                                                               2004        1.253           1.287               2,471
                                                               2003        1.000           1.253                   -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (6/03)                2005        1.506           1.540             115,994
                                                               2004        1.333           1.506              66,032
                                                               2003        1.000           1.333                   -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (6/03)                          2005        1.375           1.396             186,587
                                                               2004        1.242           1.375             101,604
                                                               2003        1.000           1.242                   -

   Mid-Cap Value Portfolio (5/03)                              2005        1.533           1.631             187,925
                                                               2004        1.257           1.533             134,496
                                                               2003        1.000           1.257              28,731

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (6/04)     2005        1.052           1.094              72,207
                                                               2004        0.989           1.052              21,607

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)         2005        1.120           1.124             242,342
                                                               2004        1.046           1.120             133,105
                                                               2003        1.000           1.046              28,627

   Total Return Portfolio - Administrative Class (5/03)        2005        1.044           1.051             648,141
                                                               2004        1.012           1.044             408,181
                                                               2003        1.000           1.012             240,926

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/03)                                                      2005        1.476           1.629                   -
                                                               2004        1.292           1.476                   -
                                                               2003        1.000           1.292                   -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/03)     2005        1.773           1.865             256,121
                                                               2004        1.428           1.773             219,780
                                                               2003        1.000           1.428              61,368

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                               2005        1.394           1.426             238,607
                                                               2004        1.309           1.394             209,148
                                                               2003        1.000           1.309              35,461

   Investors Fund - Class I (6/03)                             2005        1.381           1.447             192,667
                                                               2004        1.273           1.381             156,982
                                                               2003        1.000           1.273              46,385

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Large Cap Growth Fund - Class I (6/03)                      2005        1.291           1.336             185,096
                                                               2004        1.307           1.291             150,787
                                                               2003        1.000           1.307               9,230

   Small Cap Growth Fund - Class I (6/03)                      2005        1.617           1.667             216,572
                                                               2004        1.429           1.617             191,713
                                                               2003        1.000           1.429              35,787

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/03)                   2005        1.282           1.371              35,007
                                                               2004        1.225           1.282              19,140
                                                               2003        1.000           1.225              13,412

   Convertible Securities Portfolio (6/03)                     2005        1.191           1.175              86,400
                                                               2004        1.140           1.191              75,919
                                                               2003        1.000           1.140              27,712

   Disciplined Mid Cap Stock Portfolio (6/03)                  2005        1.487           1.643             117,199
                                                               2004        1.298           1.487             128,490
                                                               2003        1.000           1.298              32,105

   Equity Income Portfolio (5/03)                              2005        1.333           1.369             167,105
                                                               2004        1.234           1.333             132,037
                                                               2003        1.000           1.234              83,835

   Federated High Yield Portfolio (5/03)                       2005        1.202           1.212             138,657
                                                               2004        1.108           1.202              97,501
                                                               2003        1.000           1.108              51,969

   Federated Stock Portfolio (6/03)                            2005        1.359           1.407              33,030
                                                               2004        1.250           1.359              25,423
                                                               2003        1.000           1.250               1,345

   Large Cap Portfolio (6/03)                                  2005        1.244           1.329             141,568
                                                               2004        1.188           1.244              96,771
                                                               2003        1.000           1.188              26,643

   Managed Allocation Series: Aggressive Portfolio (5/05)      2005        1.000           1.100             292,653

   Managed Allocation Series: Conservative Portfolio (5/05)    2005        1.000           1.030                   -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                   PORTFOLIO NAME                              YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------       ----    -------------   -------------     ---------------
Managed Allocation Series: Moderate Portfolio (5/05)           2005        0.998           1.067             171,108

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                         2005        1.005           1.077             271,837

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05)                                               2005        1.015           1.046                   -

Mercury Large Cap Core Portfolio (6/03)                        2005        1.322           1.456              58,994
                                                               2004        1.160           1.322              57,788
                                                               2003        1.000           1.160                   -

MFS Emerging Growth Portfolio (6/03)                           2005        1.325           1.285                   -
                                                               2004        1.196           1.325              24,795
                                                               2003        1.000           1.196              14,978

MFS Mid Cap Growth Portfolio (6/03)                            2005        1.437           1.456             332,275
                                                               2004        1.281           1.437             261,523
                                                               2003        1.000           1.281               8,597

MFS Total Return Portfolio (5/03)                              2005        1.233           1.248             909,169
                                                               2004        1.125           1.233             554,397
                                                               2003        1.000           1.125             133,936

MFS Value Portfolio (5/04)                                     2005        1.111           1.162             191,115
                                                               2004        0.965           1.111              49,675

Mondrian International Stock Portfolio (6/03)                  2005        1.439           1.550              28,479
                                                               2004        1.265           1.439              10,803
                                                               2003        1.000           1.265               4,766

Pioneer Fund Portfolio (6/03)                                  2005        1.301           1.355              34,555
                                                               2004        1.190           1.301               7,615
                                                               2003        1.000           1.190                   -

Pioneer Mid Cap Value Portfolio (9/05)                         2005        1.046           1.050               2,068

Pioneer Strategic Income Portfolio (6/04)                      2005        1.085           1.106             135,772
                                                               2004        0.979           1.085              24,767

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                   PORTFOLIO NAME                              YEAR        YEAR         END OF YEAR        END OF YEAR
-------------------------------------------------------        ----    -------------   -------------     ---------------
   Strategic Equity Portfolio (6/03)                           2005        1.330           1.335               3,592
                                                               2004        1.228           1.330              13,198
                                                               2003        1.000           1.228               9,971

   Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.009           1.106                   -

   Style Focus Series: Small Cap Value Portfolio (6/05)        2005        1.043           1.108                   -

   Travelers Quality Bond Portfolio (5/03)                     2005        1.030           1.029             162,052
                                                               2004        1.014           1.030             128,432
                                                               2003        1.000           1.014             119,596

   U.S. Government Securities Portfolio (5/04)                 2005        1.046           1.073             187,337
                                                               2004        0.979           1.046                   -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (11/03)                                                     2005        0.993           0.999              72,397
                                                               2004        0.998           0.993              73,596
                                                               2003        1.000           0.998              11,739

   Social Awareness Stock Portfolio (6/04)                     2005        1.045           1.073             361,525
                                                               2004        0.986           1.045             323,941

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2005        1.454           1.489             154,973
                                                               2004        1.260           1.454             111,964
                                                               2003        1.000           1.260               8,903

   Enterprise Portfolio - Class II Shares (6/03)               2005        1.211           1.284                   -
                                                               2004        1.187           1.211                   -
                                                               2003        1.000           1.187                   -

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class 2 (6/03)            2005        1.402           1.608             187,658
                                                               2004        1.239           1.402             164,548
                                                               2003        1.000           1.239              25,197

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                   PORTFOLIO NAME                              YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------       ----    -------------   -------------     ---------------
Dynamic Capital Appreciation Portfolio - Service Class 2
(7/03)                                                         2005        1.179           1.399               3,843
                                                               2004        1.184           1.179               3,849
                                                               2003        1.000           1.184                   -

Mid Cap Portfolio - Service Class 2 (5/03)                     2005        1.728           2.005             317,898
                                                               2004        1.410           1.728             221,510
                                                               2003        1.000           1.410              25,494

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 1.75%



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------      ----    -------------   -------------     ---------------
   Capital Appreciation Fund (6/03)                            2005        1.427           1.657                  -
                                                               2004        1.215           1.427                  -
                                                               2003        1.000           1.215                  -

   High Yield Bond Trust (6/04)                                2005        1.062           1.057                  -
                                                               2004        0.992           1.062                  -

   Managed Assets Trust (5/04)                                 2005        1.060           1.081                  -
                                                               2004        0.962           1.060                  -

   Money Market Portfolio (5/03)                               2005        0.986           0.996              2,843
                                                               2004        0.993           0.986             29,727
                                                               2003        1.000           0.993                  -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (6/03)                                                      2005        1.219           1.376                  -
                                                               2004        1.145           1.219                  -
                                                               2003        1.000           1.145                  -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                  2005        1.470           1.648             16,095
                                                               2004        1.318           1.470             16,095
                                                               2003        1.000           1.318              2,754

   Growth Fund - Class 2 Shares (5/03)                         2005        1.390           1.587             11,687
                                                               2004        1.257           1.390             11,693
                                                               2003        1.000           1.257              4,726

   Growth-Income Fund - Class 2 Shares (5/03)                  2005        1.361           1.416                  -
                                                               2004        1.255           1.361              5,691
                                                               2003        1.000           1.255              3,612

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/03)            2005        1.630           1.717                  -
                                                               2004        1.263           1.630              4,868
                                                               2003        1.000           1.263              3,675

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (5/03)                                                      2005        1.208           1.239              17,653
                                                               2004        1.170           1.208              13,843
                                                               2003        1.000           1.170               1,549

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (5/03)                                               2005        1.404           1.459                   -
                                                               2004        1.283           1.404               3,443
                                                               2003        1.000           1.283               3,443

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (3/04)      2005        1.210           1.310                   -
                                                               2004        1.078           1.210                   -
                                                               2003        1.000           1.078                   -

   Mercury Value Opportunities V.I. Fund - Class III (1/04)    2005        1.208           1.308                   -
                                                               2004        1.072           1.208                   -
                                                               2003        1.000           1.072                   -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (6/03)       2005        1.334           1.450                   -
                                                               2004        1.206           1.334               5,925
                                                               2003        1.000           1.206               3,788

   Templeton Developing Markets Securities Fund - Class 2
   Shares (6/03)                                               2005        1.810           2.267                   -
                                                               2004        1.477           1.810                   -
                                                               2003        1.000           1.477                   -

   Templeton Foreign Securities Fund - Class 2 Shares (6/03)   2005        1.556           1.685               4,628
                                                               2004        1.336           1.556               5,854
                                                               2003        1.104           1.336                   -

   Templeton Growth Securities Fund - Class 2 Shares (6/03)    2005        1.512           1.617              23,222
                                                               2004        1.326           1.512              17,201
                                                               2003        1.000           1.326               1,376

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2005        1.311           1.343                  -
                                                               2004        1.210           1.311              5,045
                                                               2003        1.000           1.210              3,724

   Salomon Brothers Variable Aggressive Growth Fund - Class
   I Shares (6/03)                                             2005        1.363           1.472                  -
                                                               2004        1.272           1.363              3,491
                                                               2003        1.000           1.272              3,491

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (7/03)                                               2005        1.307           1.331              2,357
                                                               2004        1.227           1.307              2,361
                                                               2003        1.000           1.227                  -

Janus Aspen Series
   Balanced Portfolio - Service Shares (6/03)                  2005        1.163           1.231                  -
                                                               2004        1.093           1.163              4,021
                                                               2003        1.000           1.093              4,021

   Global Life Sciences Portfolio - Service Shares (5/03)      2005        1.336           1.475                  -
                                                               2004        1.190           1.336                  -
                                                               2003        1.000           1.190                  -

   Global Technology Portfolio - Service Shares (5/03)         2005        1.368           1.500              1,138
                                                               2004        1.384           1.368              1,140
                                                               2003        1.000           1.384                  -

   Worldwide Growth Portfolio - Service Shares (6/03)          2005        1.286           1.334                  -
                                                               2004        1.252           1.286                  -
                                                               2003        1.000           1.252                  -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (6/03)                2005        1.504           1.537              2,061
                                                               2004        1.333           1.504              2,065
                                                               2003        1.000           1.333                  -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (6/03)                          2005        1.374           1.394                  -
                                                               2004        1.241           1.374              3,686
                                                               2003        1.000           1.241              3,686

   Mid-Cap Value Portfolio (5/03)                              2005        1.532           1.629                  -
                                                               2004        1.257           1.532                  -
                                                               2003        1.000           1.257                  -

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (6/04)     2005        1.052           1.093                  -
                                                               2004        0.989           1.052                  -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)         2005        1.119           1.122                  -
                                                               2004        1.045           1.119              4,140
                                                               2003        1.000           1.045              4,140

   Total Return Portfolio - Administrative Class (5/03)        2005        1.043           1.050             10,494
                                                               2004        1.012           1.043             10,494
                                                               2003        1.000           1.012              1,757

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/03)                                                      2005        1.475           1.626                  -
                                                               2004        1.292           1.475                  -
                                                               2003        1.000           1.292                  -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/03)     2005        1.771           1.863                  -
                                                               2004        1.428           1.771                  -
                                                               2003        1.000           1.428                  -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                               2005        1.393           1.424              3,206
                                                               2004        1.309           1.393              3,212
                                                               2003        1.000           1.309              3,213

   Investors Fund - Class I (6/03)                             2005        1.380           1.445              8,333
                                                               2004        1.272           1.380              8,333
                                                               2003        1.000           1.272              1,427

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Large Cap Growth Fund - Class I (6/03)                      2005        1.290           1.334                  -
                                                               2004        1.306           1.290                  -
                                                               2003        1.000           1.306                  -

   Small Cap Growth Fund - Class I (6/03)                      2005        1.615           1.665                  -
                                                               2004        1.428           1.615                  -
                                                               2003        1.000           1.428                  -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/03)                   2005        1.281           1.369                  -
                                                               2004        1.224           1.281                  -
                                                               2003        1.000           1.224                  -

   Convertible Securities Portfolio (6/03)                     2005        1.190           1.173                  -
                                                               2004        1.139           1.190              3,938
                                                               2003        1.000           1.139              3,938

   Disciplined Mid Cap Stock Portfolio (6/03)                  2005        1.485           1.641              3,144
                                                               2004        1.298           1.485              3,150
                                                               2003        1.000           1.298              3,151

   Equity Income Portfolio (5/03)                              2005        1.332           1.367                  -
                                                               2004        1.233           1.332                  -
                                                               2003        1.000           1.233                  -

   Federated High Yield Portfolio (5/03)                       2005        1.201           1.210                  -
                                                               2004        1.107           1.201                  -
                                                               2003        1.000           1.107                  -

   Federated Stock Portfolio (6/03)                            2005        1.358           1.405                  -
                                                               2004        1.250           1.358                  -
                                                               2003        1.000           1.250                  -

   Large Cap Portfolio (6/03)                                  2005        1.243           1.327             25,887
                                                               2004        1.187           1.243             14,160
                                                               2003        1.000           1.187                  -

   Managed Allocation Series: Aggressive Portfolio (5/05)      2005        1.000           1.099                  -

   Managed Allocation Series: Conservative Portfolio (5/05)    2005        1.000           1.029                  -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------       ----    -------------   -------------     ---------------
Managed Allocation Series: Moderate Portfolio (5/05)           2005        0.998           1.066                   -

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                         2005        1.005           1.077                   -

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05)                                               2005        1.015           1.046                   -

Mercury Large Cap Core Portfolio (6/03)                        2005        1.321           1.454               9,105
                                                               2004        1.160           1.321               9,105
                                                               2003        1.000           1.160               1,562

MFS Emerging Growth Portfolio (6/03)                           2005        1.324           1.284                   -
                                                               2004        1.195           1.324                   -
                                                               2003        1.000           1.195                   -

MFS Mid Cap Growth Portfolio (6/03)                            2005        1.436           1.454                   -
                                                               2004        1.280           1.436                   -
                                                               2003        1.000           1.280                   -

MFS Total Return Portfolio (5/03)                              2005        1.232           1.246              25,096
                                                               2004        1.125           1.232              25,107
                                                               2003        1.000           1.125               6,907

MFS Value Portfolio (5/04)                                     2005        1.110           1.161                   -
                                                               2004        0.965           1.110                   -

Mondrian International Stock Portfolio (6/03)                  2005        1.438           1.548                   -
                                                               2004        1.264           1.438                   -
                                                               2003        1.000           1.264                   -

Pioneer Fund Portfolio (6/03)                                  2005        1.299           1.353                   -
                                                               2004        1.190           1.299                   -
                                                               2003        1.000           1.190                   -

Pioneer Mid Cap Value Portfolio (9/05)                         2005        1.046           1.049                   -

Pioneer Strategic Income Portfolio (6/04)                      2005        1.084           1.105                   -
                                                               2004        0.979           1.084                   -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------       ----    -------------   -------------     ---------------
   Strategic Equity Portfolio (6/03)                           2005        1.329           1.333                   -
                                                               2004        1.227           1.329                   -
                                                               2003        1.000           1.227                   -

   Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.009           1.106                   -

   Style Focus Series: Small Cap Value Portfolio (6/05)        2005        1.043           1.107                   -

   Travelers Quality Bond Portfolio (5/03)                     2005        1.029           1.028              43,791
                                                               2004        1.014           1.029              25,966
                                                               2003        1.000           1.014               3,963

   U.S. Government Securities Portfolio (5/04)                 2005        1.045           1.072                   -
                                                               2004        0.979           1.045                   -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (11/03)                                                     2005        0.992           0.998                   -
                                                               2004        0.998           0.992                   -
                                                               2003        1.000           0.998                   -

   Social Awareness Stock Portfolio (6/04)                     2005        1.045           1.072                   -
                                                               2004        0.986           1.045                   -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2005        1.453           1.487                   -
                                                               2004        1.259           1.453                   -
                                                               2003        1.000           1.259                   -

   Enterprise Portfolio - Class II Shares (6/03)               2005        1.210           1.283                   -
                                                               2004        1.186           1.210                   -
                                                               2003        1.000           1.186                   -

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class 2 (6/03)            2005        1.401           1.606                   -
                                                               2004        1.238           1.401                   -
                                                               2003        1.000           1.238                   -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------       ----    -------------   -------------     ---------------
Dynamic Capital Appreciation Portfolio - Service Class 2
(7/03)                                                         2005        1.178           1.397                  -
                                                               2004        1.184           1.178                  -
                                                               2003        1.000           1.184                  -

Mid Cap Portfolio - Service Class 2 (5/03)                     2005        1.726           2.002              1,800
                                                               2004        1.409           1.726              1,803
                                                               2003        1.000           1.409                  -

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 1.80%



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------      ----    -------------   -------------     ---------------
   Capital Appreciation Fund (6/03)                            2005        1.334           1.549                 720
                                                               2004        1.137           1.334                   -
                                                               2003        1.000           1.137                   -

   High Yield Bond Trust (6/04)                                2005        1.061           1.056              58,955
                                                               2004        0.992           1.061                   -

   Managed Assets Trust (5/04)                                 2005        1.059           1.081                   -
                                                               2004        0.962           1.059                   -

   Money Market Portfolio (5/03)                               2005        0.986           0.997                 272
                                                               2004        0.994           0.986                   -
                                                               2003        1.000           0.994                   -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (6/03)                                                      2005        1.175           1.326                   -
                                                               2004        1.105           1.175                   -
                                                               2003        1.000           1.105                   -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                  2005        1.347           1.509              57,290
                                                               2004        1.209           1.347                   -
                                                               2003        1.000           1.209                   -

   Growth Fund - Class 2 Shares (5/03)                         2005        1.276           1.456             169,218
                                                               2004        1.155           1.276                   -
                                                               2003        1.000           1.155                   -

   Growth-Income Fund - Class 2 Shares (5/03)                  2005        1.249           1.298               9,620
                                                               2004        1.152           1.249                   -
                                                               2003        1.000           1.152                   -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/03)            2005        1.568           1.651              17,722
                                                               2004        1.215           1.568                   -
                                                               2003        1.000           1.215                   -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (5/03)                                                      2005        1.126           1.154                  -
                                                               2004        1.091           1.126                  -
                                                               2003        1.000           1.091                  -

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (5/03)                                               2005        1.300           1.351                  -
                                                               2004        1.189           1.300                  -
                                                               2003        1.000           1.189                  -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (3/04)      2005        1.210           1.309             70,892
                                                               2004        1.083           1.210                  -

   Mercury Value Opportunities V.I. Fund - Class III (1/04)    2005        1.208           1.306              8,331
                                                               2004        1.124           1.208                  -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (6/03)       2005        1.246           1.353                413
                                                               2004        1.126           1.246                  -
                                                               2003        1.000           1.126                  -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (6/03)                                               2005        1.629           2.039             11,308
                                                               2004        1.330           1.629                  -
                                                               2003        1.000           1.330                  -

   Templeton Foreign Securities Fund - Class 2 Shares (6/03)   2005        1.417           1.534                789
                                                               2004        1.217           1.417                  -
                                                               2003        1.000           1.217                  -

   Templeton Growth Securities Fund - Class 2 Shares (6/03)    2005        1.353           1.446             60,245
                                                               2004        1.187           1.353                  -
                                                               2003        1.000           1.187                  -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2005        1.220           1.249                   -
                                                               2004        1.127           1.220                   -
                                                               2003        1.000           1.127                   -

   Salomon Brothers Variable Aggressive Growth Fund - Class
   I Shares (6/03)                                             2005        1.239           1.338              31,392
                                                               2004        1.156           1.239                   -
                                                               2003        1.000           1.156                   -

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (7/03)                                               2005        1.202           1.223                   -
                                                               2004        1.129           1.202                   -
                                                               2003        0.996           1.129                   -

Janus Aspen Series
   Balanced Portfolio - Service Shares (6/03)                  2005        1.121           1.185                   -
                                                               2004        1.053           1.121                   -
                                                               2003        1.000           1.053                   -

   Global Life Sciences Portfolio - Service Shares (5/03)      2005        1.249           1.378                   -
                                                               2004        1.114           1.249                   -
                                                               2003        1.000           1.114                   -

   Global Technology Portfolio - Service Shares (5/03)         2005        1.225           1.342                   -
                                                               2004        1.240           1.225                   -
                                                               2003        1.000           1.240                   -

   Worldwide Growth Portfolio - Service Shares (6/03)          2005        1.178           1.222                   -
                                                               2004        1.148           1.178                   -
                                                               2003        1.000           1.148                   -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (6/03)                2005        1.389           1.419                   -
                                                               2004        1.231           1.389                   -
                                                               2003        1.000           1.231                   -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (6/03)                          2005        1.278           1.296                  -
                                                               2004        1.155           1.278                  -
                                                               2003        0.996           1.155                  -

   Mid-Cap Value Portfolio (5/03)                              2005        1.420           1.509             68,520
                                                               2004        1.165           1.420                  -
                                                               2003        1.000           1.165                  -

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (6/04)     2005        1.051           1.092                  -
                                                               2004        0.989           1.051                  -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)         2005        1.064           1.066             38,804
                                                               2004        0.994           1.064                  -
                                                               2003        1.000           0.994                  -

   Total Return Portfolio - Administrative Class (5/03)        2005        1.018           1.024             93,293
                                                               2004        0.988           1.018                  -
                                                               2003        1.000           0.988                  -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/03)                                                      2005        1.350           1.488                  -
                                                               2004        1.183           1.350                  -
                                                               2003        1.000           1.183                  -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/03)     2005        1.584           1.665             21,879
                                                               2004        1.278           1.584                  -
                                                               2003        1.000           1.278                  -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                               2005        1.260           1.288                  -
                                                               2004        1.185           1.260                  -
                                                               2003        1.000           1.185                  -

   Investors Fund - Class I (6/03)                             2005        1.235           1.293                  -
                                                               2004        1.140           1.235                  -
                                                               2003        1.000           1.140                  -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Large Cap Growth Fund - Class I (6/03)                      2005        1.169           1.208                  -
                                                               2004        1.184           1.169                  -
                                                               2003        1.000           1.184                  -

   Small Cap Growth Fund - Class I (6/03)                      2005        1.445           1.488                  -
                                                               2004        1.278           1.445                  -
                                                               2003        1.000           1.278                  -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/03)                   2005        1.208           1.290                343
                                                               2004        1.155           1.208                  -
                                                               2003        1.000           1.155                  -

   Convertible Securities Portfolio (6/03)                     2005        1.131           1.115                  -
                                                               2004        1.084           1.131                  -
                                                               2003        1.000           1.084                  -

   Disciplined Mid Cap Stock Portfolio (6/03)                  2005        1.364           1.506                148
                                                               2004        1.192           1.364                  -
                                                               2003        1.000           1.192                  -

   Equity Income Portfolio (5/03)                              2005        1.236           1.268                  -
                                                               2004        1.145           1.236                  -
                                                               2003        1.000           1.145                  -

   Federated High Yield Portfolio (5/03)                       2005        1.162           1.170             29,713
                                                               2004        1.072           1.162                  -
                                                               2003        1.000           1.072                  -

   Federated Stock Portfolio (6/03)                            2005        1.235           1.277                  -
                                                               2004        1.137           1.235                  -
                                                               2003        1.000           1.137                  -

   Large Cap Portfolio (6/03)                                  2005        1.181           1.261                  -
                                                               2004        1.129           1.181                  -
                                                               2003        1.000           1.129                  -

   Managed Allocation Series: Aggressive Portfolio (5/05)      2005        1.000           1.099                  -

   Managed Allocation Series: Conservative Portfolio (5/05)    2005        1.000           1.029                  -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------       ----    -------------   -------------     ---------------
Managed Allocation Series: Moderate Portfolio (5/05)           2005        0.998           1.066                   -

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                         2005        1.005           1.076                   -

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05)                                               2005        1.015           1.046                   -

Mercury Large Cap Core Portfolio (6/03)                        2005        1.237           1.362                   -
                                                               2004        1.087           1.237                   -
                                                               2003        1.000           1.087                   -

MFS Emerging Growth Portfolio (6/03)                           2005        1.228           1.191                   -
                                                               2004        1.109           1.228                   -
                                                               2003        1.000           1.109                   -

MFS Mid Cap Growth Portfolio (6/03)                            2005        1.303           1.319                   -
                                                               2004        1.163           1.303                   -
                                                               2003        1.000           1.163                   -

MFS Total Return Portfolio (5/03)                              2005        1.162           1.175             143,111
                                                               2004        1.062           1.162                   -
                                                               2003        1.000           1.062                   -

MFS Value Portfolio (5/04)                                     2005        1.110           1.160                   -
                                                               2004        0.965           1.110                   -

Mondrian International Stock Portfolio (6/03)                  2005        1.329           1.430                   -
                                                               2004        1.169           1.329                   -
                                                               2003        1.000           1.169                   -

Pioneer Fund Portfolio (6/03)                                  2005        1.231           1.282                   -
                                                               2004        1.128           1.231                   -
                                                               2003        0.991           1.128                   -

Pioneer Mid Cap Value Portfolio (9/05)                         2005        1.046           1.049                   -

Pioneer Strategic Income Portfolio (6/04)                      2005        1.084           1.104             176,153
                                                               2004        0.979           1.084                   -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------       ----    -------------   -------------     ---------------
   Strategic Equity Portfolio (6/03)                           2005        1.237           1.239                   -
                                                               2004        1.142           1.237                   -
                                                               2003        1.000           1.142                   -

   Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.009           1.105                   -

   Style Focus Series: Small Cap Value Portfolio (6/05)        2005        1.043           1.107                   -

   Travelers Quality Bond Portfolio (5/03)                     2005        1.006           1.004                   -
                                                               2004        0.992           1.006                   -
                                                               2003        1.000           0.992                   -

   U.S. Government Securities Portfolio (5/04)                 2005        1.045           1.071              58,157
                                                               2004        0.979           1.045                   -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (11/03)                                                     2005        0.992           0.997                   -
                                                               2004        0.998           0.992                   -
                                                               2003        0.998           0.998                   -

   Social Awareness Stock Portfolio (6/04)                     2005        1.044           1.071                   -
                                                               2004        0.986           1.044                   -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2005        1.314           1.343             146,879
                                                               2004        1.139           1.314                   -
                                                               2003        1.000           1.139                   -

   Enterprise Portfolio - Class II Shares (6/03)               2005        1.147           1.216                   -
                                                               2004        1.125           1.147                   -
                                                               2003        1.000           1.125                   -

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class 2 (6/03)            2005        1.316           1.508              16,574
                                                               2004        1.164           1.316                   -
                                                               2003        1.000           1.164                   -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------       ----    -------------   -------------     ---------------
Dynamic Capital Appreciation Portfolio - Service Class 2
(7/03)                                                         2005        1.091           1.293                  -
                                                               2004        1.097           1.091                  -
                                                               2003        1.017           1.097                  -

Mid Cap Portfolio - Service Class 2 (5/03)                     2005        1.555           1.802             27,970
                                                               2004        1.270           1.555                  -
                                                               2003        1.000           1.270                  -

                         CONDENSED FINANCIAL INFORMATION



The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.



                         SEPARATE ACCOUNT CHARGES 1.90%



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------      ----    -------------   -------------     ---------------
   Capital Appreciation Fund (6/03)                            2005        1.423           1.651              23,135
                                                               2004        1.214           1.423               2,435
                                                               2003        1.000           1.214               1,690

   High Yield Bond Trust (6/04)                                2005        1.060           1.054              27,334
                                                               2004        0.992           1.060               4,485

   Managed Assets Trust (5/04)                                 2005        1.059           1.079                   -
                                                               2004        0.962           1.059                   -

   Money Market Portfolio (5/03)                               2005        0.983           0.993             391,075
                                                               2004        0.992           0.983             204,709
                                                               2003        1.000           0.992              44,851

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (6/03)                                                      2005        1.216           1.370              29,605
                                                               2004        1.144           1.216              29,152
                                                               2003        1.000           1.144               8,021

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                  2005        1.466           1.641              52,392
                                                               2004        1.317           1.466              43,203
                                                               2003        1.000           1.317              13,775

   Growth Fund - Class 2 Shares (5/03)                         2005        1.387           1.581             236,571
                                                               2004        1.256           1.387              61,800
                                                               2003        1.000           1.256              31,757

   Growth-Income Fund - Class 2 Shares (5/03)                  2005        1.358           1.410             254,859
                                                               2004        1.254           1.358              39,911
                                                               2003        1.000           1.254              14,266

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/03)            2005        1.626           1.710              57,549
                                                               2004        1.261           1.626              23,208
                                                               2003        1.000           1.261              16,995

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------      ----    -------------   -------------     ---------------
Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (5/03)                                                      2005        1.205           1.234              13,168
                                                               2004        1.169           1.205              13,175
                                                               2003        1.000           1.169                   -

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (5/03)                                               2005        1.400           1.454              32,742
                                                               2004        1.282           1.400              19,729
                                                               2003        1.000           1.282               7,419

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (3/04)      2005        1.208           1.306              65,992
                                                               2004        1.078           1.208               9,729
                                                               2003        1.000           1.078                   -

   Mercury Value Opportunities V.I. Fund - Class III (1/04)    2005        1.206           1.304              13,951
                                                               2004        1.072           1.206                   -
                                                               2003        1.000           1.072                   -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (6/03)       2005        1.331           1.444              45,893
                                                               2004        1.204           1.331              29,546
                                                               2003        1.000           1.204              27,086

   Templeton Developing Markets Securities Fund - Class 2
   Shares (6/03)                                               2005        1.806           2.258              14,359
                                                               2004        1.476           1.806              14,364
                                                               2003        1.000           1.476               8,132

   Templeton Foreign Securities Fund - Class 2 Shares (6/03)   2005        1.553           1.678             314,979
                                                               2004        1.335           1.553             259,067
                                                               2003        1.104           1.335              49,584

   Templeton Growth Securities Fund - Class 2 Shares (6/03)    2005        1.508           1.611              60,521
                                                               2004        1.325           1.508              56,013
                                                               2003        1.000           1.325              11,294

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------      ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2005        1.308           1.338              20,601
                                                               2004        1.209           1.308               7,672
                                                               2003        1.000           1.209               3,463

   Salomon Brothers Variable Aggressive Growth Fund - Class
   I Shares (6/03)                                             2005        1.360           1.467                 857
                                                               2004        1.271           1.360                 912
                                                               2003        1.000           1.271                   -

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (7/03)                                               2005        1.304           1.326                 377
                                                               2004        1.226           1.304                 377
                                                               2003        1.000           1.226                   -

Janus Aspen Series
   Balanced Portfolio - Service Shares (6/03)                  2005        1.160           1.226              28,959
                                                               2004        1.092           1.160              24,709
                                                               2003        1.000           1.092                   -

   Global Life Sciences Portfolio - Service Shares (5/03)      2005        1.333           1.469               5,292
                                                               2004        1.189           1.333               5,292
                                                               2003        1.000           1.189               5,292

   Global Technology Portfolio - Service Shares (5/03)         2005        1.365           1.494               9,055
                                                               2004        1.383           1.365               9,057
                                                               2003        1.000           1.383                 579

   Worldwide Growth Portfolio - Service Shares (6/03)          2005        1.283           1.329              17,575
                                                               2004        1.251           1.283              17,362
                                                               2003        1.000           1.251              17,206

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (6/03)                2005        1.501           1.531             111,475
                                                               2004        1.331           1.501              66,799
                                                               2003        1.000           1.331               9,320

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------      ----    -------------   -------------     ---------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (6/03)                          2005        1.371           1.389             156,335
                                                               2004        1.240           1.371              56,938
                                                               2003        1.000           1.240                   -

   Mid-Cap Value Portfolio (5/03)                              2005        1.528           1.623             176,949
                                                               2004        1.255           1.528              77,395
                                                               2003        1.000           1.255               2,573

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (6/04)     2005        1.051           1.090                   -
                                                               2004        0.989           1.051                   -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)         2005        1.116           1.118             134,801
                                                               2004        1.044           1.116              22,210
                                                               2003        1.000           1.044               3,888

   Total Return Portfolio - Administrative Class (5/03)        2005        1.040           1.046             334,856
                                                               2004        1.011           1.040             184,042
                                                               2003        1.000           1.011              67,692

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/03)                                                      2005        1.471           1.620               9,292
                                                               2004        1.291           1.471               9,410
                                                               2003        1.000           1.291               9,542

   Putnam VT Small Cap Value Fund - Class IB Shares (5/03)     2005        1.767           1.855              40,149
                                                               2004        1.427           1.767              12,282
                                                               2003        1.000           1.427               2,707

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                               2005        1.390           1.419               3,814
                                                               2004        1.308           1.390              16,890
                                                               2003        1.000           1.308               2,916

   Investors Fund - Class I (6/03)                             2005        1.377           1.439               5,281
                                                               2004        1.271           1.377               5,288
                                                               2003        1.000           1.271               5,296

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------      ----    -------------   -------------     ---------------
   Large Cap Growth Fund - Class I (6/03)                      2005        1.287           1.329              30,904
                                                               2004        1.305           1.287              30,983
                                                               2003        1.000           1.305              15,239

   Small Cap Growth Fund - Class I (6/03)                      2005        1.611           1.659              17,669
                                                               2004        1.427           1.611              17,682
                                                               2003        1.000           1.427               9,538

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/03)                   2005        1.278           1.364              21,091
                                                               2004        1.223           1.278              15,975
                                                               2003        1.000           1.223               5,147

   Convertible Securities Portfolio (6/03)                     2005        1.187           1.169              83,721
                                                               2004        1.138           1.187              88,044
                                                               2003        1.000           1.138              10,856

   Disciplined Mid Cap Stock Portfolio (6/03)                  2005        1.482           1.634              13,517
                                                               2004        1.297           1.482                   -
                                                               2003        1.000           1.297                   -

   Equity Income Portfolio (5/03)                              2005        1.328           1.362             128,680
                                                               2004        1.232           1.328              98,040
                                                               2003        1.000           1.232              29,675

   Federated High Yield Portfolio (5/03)                       2005        1.198           1.206              82,144
                                                               2004        1.106           1.198              68,276
                                                               2003        1.000           1.106                   -

   Federated Stock Portfolio (6/03)                            2005        1.354           1.399              30,185
                                                               2004        1.248           1.354              28,059
                                                               2003        1.000           1.248               8,102

   Large Cap Portfolio (6/03)                                  2005        1.240           1.322               3,165
                                                               2004        1.186           1.240               3,170
                                                               2003        1.000           1.186                   -

   Managed Allocation Series: Aggressive Portfolio (5/05)      2005        1.000           1.098                   -

   Managed Allocation Series: Conservative Portfolio (5/05)    2005        1.000           1.028                   -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------      ----    -------------   -------------     ---------------
Managed Allocation Series: Moderate Portfolio (5/05)           2005        0.998           1.065             277,545

Managed Allocation Series: Moderate-Aggressive Portfolio

(5/05)                                                         2005        1.005           1.076                   -

Managed Allocation Series: Moderate-Conservative

Portfolio (6/05)                                               2005        1.015           1.045                   -

Mercury Large Cap Core Portfolio (6/03)                        2005        1.318           1.449              59,830
                                                               2004        1.159           1.318              17,544
                                                               2003        1.000           1.159               9,646

MFS Emerging Growth Portfolio (6/03)                           2005        1.321           1.281                   -
                                                               2004        1.194           1.321               7,886
                                                               2003        1.000           1.194              11,178

MFS Mid Cap Growth Portfolio (6/03)                            2005        1.432           1.448              13,948
                                                               2004        1.279           1.432               6,935
                                                               2003        1.000           1.279              12,165

MFS Total Return Portfolio (5/03)                              2005        1.229           1.241             456,985
                                                               2004        1.124           1.229             330,615
                                                               2003        1.000           1.124             165,411

MFS Value Portfolio (5/04)                                     2005        1.109           1.158              19,559
                                                               2004        0.965           1.109              19,559

Mondrian International Stock Portfolio (6/03)                  2005        1.435           1.542              45,415
                                                               2004        1.263           1.435              12,912
                                                               2003        1.000           1.263               5,268

Pioneer Fund Portfolio (6/03)                                  2005        1.296           1.348              12,933
                                                               2004        1.189           1.296              12,939
                                                               2003        1.000           1.189                   -

Pioneer Mid Cap Value Portfolio (9/05)                         2005        1.046           1.048                   -

Pioneer Strategic Income Portfolio (6/04)                      2005        1.083           1.102              33,450
                                                               2004        0.979           1.083                   -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------      ----    -------------   -------------     ---------------
   Strategic Equity Portfolio (6/03)                           2005        1.326           1.327             50,766
                                                               2004        1.226           1.326             36,975
                                                               2003        1.000           1.226             15,652

   Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.009           1.105                  -

   Style Focus Series: Small Cap Value Portfolio (6/05)        2005        1.043           1.106                  -

   Travelers Quality Bond Portfolio (5/03)                     2005        1.027           1.024             36,705
                                                               2004        1.013           1.027             37,355
                                                               2003        1.000           1.013             11,802

   U.S. Government Securities Portfolio (5/04)                 2005        1.044           1.069              6,439
                                                               2004        0.979           1.044              5,459

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (11/03)                                                     2005        0.990           0.995              7,174
                                                               2004        0.998           0.990              6,878
                                                               2003        1.000           0.998                  -

   Social Awareness Stock Portfolio (6/04)                     2005        1.044           1.069                  -
                                                               2004        0.986           1.044                  -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2005        1.450           1.481             95,222
                                                               2004        1.258           1.450             32,234
                                                               2003        1.000           1.258             26,268

   Enterprise Portfolio - Class II Shares (6/03)               2005        1.207           1.278              8,446
                                                               2004        1.185           1.207              8,462
                                                               2003        1.000           1.185              5,277

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class 2 (6/03)            2005        1.398           1.600             13,864
                                                               2004        1.237           1.398              5,680
                                                               2003        1.000           1.237              4,327

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------      ----    -------------   -------------     ---------------
   Dynamic Capital Appreciation Portfolio - Service Class 2
   (7/03)                                                      2005        1.175           1.392              1,763
                                                               2004        1.183           1.175              1,957
                                                               2003        1.000           1.183                  -

   Mid Cap Portfolio - Service Class 2 (5/03)                  2005        1.722           1.994             30,103
                                                               2004        1.408           1.722             16,922
                                                               2003        1.000           1.408                  -

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 1.95%



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------      ----    -------------   -------------     ---------------
   Capital Appreciation Fund (6/03)                            2005        1.422           1.649              744,461
                                                               2004        1.213           1.422              417,923
                                                               2003        1.000           1.213               94,570

   High Yield Bond Trust (6/04)                                2005        1.060           1.053              731,088
                                                               2004        0.992           1.060              297,127

   Managed Assets Trust (5/04)                                 2005        1.058           1.078              938,408
                                                               2004        0.962           1.058              528,064

   Money Market Portfolio (5/03)                               2005        0.982           0.991            3,925,376
                                                               2004        0.992           0.982            2,750,893
                                                               2003        1.000           0.992              741,221

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (6/03)                                                      2005        1.215           1.368              652,978
                                                               2004        1.143           1.215              597,045
                                                               2003        1.000           1.143              313,747

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                  2005        1.465           1.639            2,211,612
                                                               2004        1.316           1.465            1,795,739
                                                               2003        1.000           1.316              670,303

   Growth Fund - Class 2 Shares (5/03)                         2005        1.385           1.579            5,824,552
                                                               2004        1.256           1.385            4,192,852
                                                               2003        1.000           1.256            1,126,436

   Growth-Income Fund - Class 2 Shares (5/03)                  2005        1.357           1.408            6,125,703
                                                               2004        1.253           1.357            3,818,449
                                                               2003        1.000           1.253            1,191,700

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/03)            2005        1.624           1.707            1,552,465
                                                               2004        1.261           1.624            1,215,937
                                                               2003        1.000           1.261              260,437

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------      ----    -------------   -------------     ---------------
Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (5/03)                                                      2005        1.204           1.232              842,895
                                                               2004        1.168           1.204              783,677
                                                               2003        1.000           1.168              421,280

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (5/03)                                               2005        1.399           1.451            1,224,877
                                                               2004        1.281           1.399            1,035,325
                                                               2003        1.000           1.281              521,451

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (3/04)      2005        1.208           1.305            1,433,422
                                                               2004        1.078           1.208              377,462
                                                               2003        1.000           1.078                    -

   Mercury Value Opportunities V.I. Fund - Class III (1/04)    2005        1.206           1.302              583,593
                                                               2004        1.071           1.206              475,433
                                                               2003        1.000           1.071                    -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (6/03)       2005        1.330           1.442              972,207
                                                               2004        1.204           1.330              719,264
                                                               2003        1.000           1.204              224,993

   Templeton Developing Markets Securities Fund - Class 2
   Shares (6/03)                                               2005        1.804           2.255              986,052
                                                               2004        1.475           1.804              704,091
                                                               2003        1.000           1.475               68,143

   Templeton Foreign Securities Fund - Class 2 Shares (6/03)   2005        1.551           1.676            1,463,806
                                                               2004        1.334           1.551              713,262
                                                               2003        1.104           1.334              163,763

   Templeton Growth Securities Fund - Class 2 Shares (6/03)    2005        1.506           1.608            1,318,031
                                                               2004        1.324           1.506              862,460
                                                               2003        1.000           1.324              233,709

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------      ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2005        1.307           1.336            2,207,792
                                                               2004        1.209           1.307            2,093,360
                                                               2003        1.000           1.209              740,972

   Salomon Brothers Variable Aggressive Growth Fund - Class
   I Shares (6/03)                                             2005        1.359           1.465            1,071,753
                                                               2004        1.270           1.359              841,252
                                                               2003        1.000           1.270              233,075

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (7/03)                                               2005        1.302           1.324              542,578
                                                               2004        1.225           1.302              442,436
                                                               2003        1.000           1.225              188,751

Janus Aspen Series
   Balanced Portfolio - Service Shares (6/03)                  2005        1.159           1.224              420,132
                                                               2004        1.092           1.159              519,217
                                                               2003        1.000           1.092              297,833

   Global Life Sciences Portfolio - Service Shares (5/03)      2005        1.332           1.467              140,726
                                                               2004        1.189           1.332              141,253
                                                               2003        1.000           1.189               60,118

   Global Technology Portfolio - Service Shares (5/03)         2005        1.363           1.492              256,830
                                                               2004        1.382           1.363              222,986
                                                               2003        1.000           1.382               67,723

   Worldwide Growth Portfolio - Service Shares (6/03)          2005        1.282           1.327              116,372
                                                               2004        1.250           1.282              112,769
                                                               2003        1.000           1.250               56,191

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (6/03)                2005        1.499           1.529              532,950
                                                               2004        1.331           1.499              442,933
                                                               2003        1.000           1.331               77,289

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------      ----    -------------   -------------     ---------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (6/03)                          2005        1.370           1.387            1,923,938
                                                               2004        1.240           1.370            1,213,820
                                                               2003        1.000           1.240              237,603

   Mid-Cap Value Portfolio (5/03)                              2005        1.527           1.620            1,661,709
                                                               2004        1.255           1.527              924,669
                                                               2003        1.000           1.255              212,514

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (6/04)     2005        1.050           1.089              198,100
                                                               2004        0.989           1.050              240,484

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)         2005        1.115           1.116            1,705,117
                                                               2004        1.044           1.115            1,064,020
                                                               2003        1.000           1.044              187,880

   Total Return Portfolio - Administrative Class (5/03)        2005        1.039           1.044            4,141,793
                                                               2004        1.010           1.039            2,841,019
                                                               2003        1.000           1.010              767,922

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/03)                                                      2005        1.470           1.618               82,199
                                                               2004        1.290           1.470               65,344
                                                               2003        1.000           1.290               18,955

   Putnam VT Small Cap Value Fund - Class IB Shares (5/03)     2005        1.765           1.853            1,391,783
                                                               2004        1.426           1.765              925,067
                                                               2003        1.000           1.426              257,820

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                               2005        1.388           1.417              643,964
                                                               2004        1.307           1.388              528,954
                                                               2003        1.000           1.307              112,459

   Investors Fund - Class I (6/03)                             2005        1.375           1.437              583,247
                                                               2004        1.271           1.375              574,114
                                                               2003        1.000           1.271              214,625

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------      ----    -------------   -------------     ---------------
   Large Cap Growth Fund - Class I (6/03)                      2005        1.286           1.327              747,006
                                                               2004        1.305           1.286              675,073
                                                               2003        1.000           1.305              108,573

   Small Cap Growth Fund - Class I (6/03)                      2005        1.610           1.656              908,429
                                                               2004        1.426           1.610              640,938
                                                               2003        1.000           1.426              159,626

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/03)                   2005        1.277           1.362              430,825
                                                               2004        1.223           1.277              501,731
                                                               2003        1.000           1.223              126,079

   Convertible Securities Portfolio (6/03)                     2005        1.186           1.167            1,179,636
                                                               2004        1.138           1.186            1,207,314
                                                               2003        1.000           1.138              224,396

   Disciplined Mid Cap Stock Portfolio (6/03)                  2005        1.480           1.632              698,929
                                                               2004        1.296           1.480              662,228
                                                               2003        1.000           1.296              107,968

   Equity Income Portfolio (5/03)                              2005        1.327           1.360            1,484,948
                                                               2004        1.232           1.327            1,222,572
                                                               2003        1.000           1.232              531,796

   Federated High Yield Portfolio (5/03)                       2005        1.197           1.204              630,676
                                                               2004        1.106           1.197              453,550
                                                               2003        1.000           1.106              160,664

   Federated Stock Portfolio (6/03)                            2005        1.353           1.397              113,059
                                                               2004        1.248           1.353               91,312
                                                               2003        1.000           1.248               18,244

   Large Cap Portfolio (6/03)                                  2005        1.238           1.320              551,639
                                                               2004        1.186           1.238              547,209
                                                               2003        1.000           1.186              179,361

   Managed Allocation Series: Aggressive Portfolio (5/05)      2005        1.000           1.098                    -

   Managed Allocation Series: Conservative Portfolio (5/05)    2005        1.000           1.028                    -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------      ----    -------------   -------------     ---------------
Managed Allocation Series: Moderate Portfolio (5/05)           2005        0.998           1.065              379,807

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                         2005        1.005           1.075            1,848,788

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05)                                               2005        1.015           1.044                4,119

Mercury Large Cap Core Portfolio (6/03)                        2005        1.316           1.447            1,026,653
                                                               2004        1.158           1.316              301,392
                                                               2003        1.000           1.158               24,469

MFS Emerging Growth Portfolio (6/03)                           2005        1.320           1.279                    -
                                                               2004        1.194           1.320              359,548
                                                               2003        1.000           1.194              106,280

MFS Mid Cap Growth Portfolio (6/03)                            2005        1.431           1.446            1,028,189
                                                               2004        1.279           1.431              542,359
                                                               2003        1.000           1.279              190,175

MFS Total Return Portfolio (5/03)                              2005        1.228           1.240            6,399,211
                                                               2004        1.123           1.228            3,886,363
                                                               2003        1.000           1.123            1,606,254

MFS Value Portfolio (5/04)                                     2005        1.109           1.157              684,596
                                                               2004        0.965           1.109              267,806

Mondrian International Stock Portfolio (6/03)                  2005        1.433           1.540              398,364
                                                               2004        1.263           1.433              279,456
                                                               2003        1.000           1.263               42,404

Pioneer Fund Portfolio (6/03)                                  2005        1.295           1.346              185,078
                                                               2004        1.188           1.295              113,538
                                                               2003        1.000           1.188               46,605

Pioneer Mid Cap Value Portfolio (9/05)                         2005        1.045           1.048                    -

Pioneer Strategic Income Portfolio (6/04)                      2005        1.083           1.101              958,635
                                                               2004        0.979           1.083              146,843

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------      ----    -------------   -------------     ---------------
   Strategic Equity Portfolio (6/03)                           2005        1.325           1.326              452,116
                                                               2004        1.225           1.325              460,766
                                                               2003        1.000           1.225              346,579

   Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.009           1.104               18,599

   Style Focus Series: Small Cap Value Portfolio (6/05)        2005        1.043           1.106               11,244

   Travelers Quality Bond Portfolio (5/03)                     2005        1.026           1.022            1,941,643
                                                               2004        1.013           1.026            1,586,210
                                                               2003        1.000           1.013              657,775

   U.S. Government Securities Portfolio (5/04)                 2005        1.044           1.068              428,233
                                                               2004        0.979           1.044              216,653

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares

   (11/03)                                                     2005        0.990           0.994              906,780
                                                               2004        0.998           0.990              568,360
                                                               2003        1.000           0.998               82,755

   Social Awareness Stock Portfolio (6/04)                     2005        1.043           1.068               77,116
                                                               2004        0.986           1.043                    -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2005        1.448           1.479            1,908,343
                                                               2004        1.258           1.448              956,359
                                                               2003        1.000           1.258              121,259

   Enterprise Portfolio - Class II Shares (6/03)               2005        1.206           1.276               38,124
                                                               2004        1.185           1.206               55,324
                                                               2003        1.000           1.185               99,991

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class 2 (6/03)            2005        1.396           1.598            2,312,370
                                                               2004        1.237           1.396            1,604,159
                                                               2003        1.000           1.237              241,132

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------      ----    -------------   -------------     ---------------
   Dynamic Capital Appreciation Portfolio - Service Class 2
   (7/03)                                                      2005        1.174           1.390              148,198
                                                               2004        1.182           1.174              114,967
                                                               2003        1.000           1.182               24,828

   Mid Cap Portfolio - Service Class 2 (5/03)                  2005        1.720           1.991            2,444,452
                                                               2004        1.407           1.720            1,456,216
                                                               2003        1.000           1.407              190,459

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 2.00%



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------      ----    -------------   -------------     ---------------
   Capital Appreciation Fund (6/03)                            2005        1.330           1.541                   -
                                                               2004        1.135           1.330                   -
                                                               2003        1.000           1.135                   -

   High Yield Bond Trust (6/04)                                2005        1.060           1.053                   -
                                                               2004        0.992           1.060                   -

   Managed Assets Trust (5/04)                                 2005        1.058           1.077                   -
                                                               2004        0.961           1.058                   -

   Money Market Portfolio (5/03)                               2005        0.983           0.992                   -
                                                               2004        0.993           0.983                   -
                                                               2003        1.000           0.993                   -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (6/03)                                                      2005        1.172           1.319                   -
                                                               2004        1.103           1.172                   -
                                                               2003        1.000           1.103                   -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                  2005        1.343           1.502                   -
                                                               2004        1.207           1.343                   -
                                                               2003        1.000           1.207                   -

   Growth Fund - Class 2 Shares (5/03)                         2005        1.272           1.449                   -
                                                               2004        1.153           1.272                   -
                                                               2003        1.000           1.153                   -

   Growth-Income Fund - Class 2 Shares (5/03)                  2005        1.245           1.291              86,686
                                                               2004        1.151           1.245                   -
                                                               2003        1.000           1.151                   -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/03)            2005        1.564           1.643                   -
                                                               2004        1.214           1.564                   -
                                                               2003        1.000           1.214                   -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------      ----    -------------   -------------     ---------------
Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (5/03)                                                      2005        1.122           1.148                -
                                                               2004        1.090           1.122                -
                                                               2003        1.000           1.090                -

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (5/03)                                               2005        1.296           1.344                -
                                                               2004        1.187           1.296                -
                                                               2003        1.000           1.187                -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (3/04)      2005        1.207           1.304                -
                                                               2004        1.082           1.207                -

   Mercury Value Opportunities V.I. Fund - Class III (1/04)    2005        1.205           1.301                -
                                                               2004        1.123           1.205                -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (6/03)       2005        1.242           1.346                -
                                                               2004        1.125           1.242                -
                                                               2003        1.000           1.125                -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (6/03)                                               2005        1.625           2.029                -
                                                               2004        1.329           1.625                -
                                                               2003        1.000           1.329                -

   Templeton Foreign Securities Fund - Class 2 Shares (6/03)   2005        1.413           1.526                -
                                                               2004        1.216           1.413                -
                                                               2003        1.000           1.216                -

   Templeton Growth Securities Fund - Class 2 Shares (6/03)    2005        1.348           1.439                -
                                                               2004        1.186           1.348                -
                                                               2003        1.000           1.186                -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------      ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2005        1.216           1.243                -
                                                               2004        1.126           1.216                -
                                                               2003        1.000           1.126                -

   Salomon Brothers Variable Aggressive Growth Fund - Class
   I Shares (6/03)                                             2005        1.235           1.331                -
                                                               2004        1.155           1.235                -
                                                               2003        1.000           1.155                -

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (7/03)                                               2005        1.198           1.217                -
                                                               2004        1.128           1.198                -
                                                               2003        0.996           1.128                -

Janus Aspen Series
   Balanced Portfolio - Service Shares (6/03)                  2005        1.117           1.179                -
                                                               2004        1.052           1.117                -
                                                               2003        1.000           1.052                -

   Global Life Sciences Portfolio - Service Shares (5/03)      2005        1.245           1.371                -
                                                               2004        1.112           1.245                -
                                                               2003        1.000           1.112                -

   Global Technology Portfolio - Service Shares (5/03)         2005        1.221           1.335                -
                                                               2004        1.239           1.221                -
                                                               2003        1.000           1.239                -

   Worldwide Growth Portfolio - Service Shares (6/03)          2005        1.174           1.215                -
                                                               2004        1.146           1.174                -
                                                               2003        1.000           1.146                -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (6/03)                2005        1.385           1.412                -
                                                               2004        1.230           1.385                -
                                                               2003        1.000           1.230                -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------      ----    -------------   -------------     ---------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (6/03)                          2005        1.274           1.289                  -
                                                               2004        1.154           1.274                  -
                                                               2003        0.996           1.154                  -

   Mid-Cap Value Portfolio (5/03)                              2005        1.415           1.502             75,080
                                                               2004        1.164           1.415                  -
                                                               2003        1.000           1.164                  -

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (6/04)     2005        1.050           1.088                  -
                                                               2004        0.989           1.050                  -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)         2005        1.060           1.061                  -
                                                               2004        0.993           1.060                  -
                                                               2003        1.000           0.993                  -

   Total Return Portfolio - Administrative Class (5/03)        2005        1.014           1.019                  -
                                                               2004        0.987           1.014                  -
                                                               2003        1.000           0.987                  -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/03)                                                      2005        1.346           1.480                  -
                                                               2004        1.182           1.346                  -
                                                               2003        1.000           1.182                  -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/03)     2005        1.579           1.657                  -
                                                               2004        1.276           1.579                  -
                                                               2003        1.000           1.276                  -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                               2005        1.257           1.282                  -
                                                               2004        1.184           1.257                  -
                                                               2003        1.000           1.184                  -

   Investors Fund - Class I (6/03)                             2005        1.232           1.286                  -
                                                               2004        1.138           1.232                  -
                                                               2003        1.000           1.138                  -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------      ----    -------------   -------------     ---------------
   Large Cap Growth Fund - Class I (6/03)                      2005        1.165           1.202                -
                                                               2004        1.182           1.165                -
                                                               2003        1.000           1.182                -

   Small Cap Growth Fund - Class I (6/03)                      2005        1.440           1.481                -
                                                               2004        1.276           1.440                -
                                                               2003        1.000           1.276                -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/03)                   2005        1.204           1.284                -
                                                               2004        1.154           1.204                -
                                                               2003        1.000           1.154                -

   Convertible Securities Portfolio (6/03)                     2005        1.128           1.110                -
                                                               2004        1.083           1.128                -
                                                               2003        1.000           1.083                -

   Disciplined Mid Cap Stock Portfolio (6/03)                  2005        1.359           1.498                -
                                                               2004        1.191           1.359                -
                                                               2003        1.000           1.191                -

   Equity Income Portfolio (5/03)                              2005        1.232           1.262                -
                                                               2004        1.144           1.232                -
                                                               2003        1.000           1.144                -

   Federated High Yield Portfolio (5/03)                       2005        1.158           1.164                -
                                                               2004        1.070           1.158                -
                                                               2003        1.000           1.070                -

   Federated Stock Portfolio (6/03)                            2005        1.231           1.271                -
                                                               2004        1.136           1.231                -
                                                               2003        1.000           1.136                -

   Large Cap Portfolio (6/03)                                  2005        1.177           1.254                -
                                                               2004        1.127           1.177                -
                                                               2003        1.000           1.127                -

   Managed Allocation Series: Aggressive Portfolio (5/05)      2005        1.000           1.097                -

   Managed Allocation Series: Conservative Portfolio (5/05)    2005        1.000           1.028                -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------      ----    -------------   -------------     ---------------
Managed Allocation Series: Moderate Portfolio (5/05)           2005        0.998           1.064                -

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                         2005        1.005           1.075                -

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05)                                               2005        1.015           1.044                -

Mercury Large Cap Core Portfolio (6/03)                        2005        1.233           1.355                -
                                                               2004        1.086           1.233                -
                                                               2003        1.000           1.086                -

MFS Emerging Growth Portfolio (6/03)                           2005        1.224           1.187                -
                                                               2004        1.108           1.224                -
                                                               2003        1.000           1.108                -

MFS Mid Cap Growth Portfolio (6/03)                            2005        1.299           1.313                -
                                                               2004        1.162           1.299                -
                                                               2003        1.000           1.162                -

MFS Total Return Portfolio (5/03)                              2005        1.159           1.170                -
                                                               2004        1.061           1.159                -
                                                               2003        1.000           1.061                -

MFS Value Portfolio (5/04)                                     2005        1.108           1.157                -
                                                               2004        0.965           1.108                -

Mondrian International Stock Portfolio (6/03)                  2005        1.325           1.423                -
                                                               2004        1.168           1.325                -
                                                               2003        1.000           1.168                -

Pioneer Fund Portfolio (6/03)                                  2005        1.227           1.275                -
                                                               2004        1.127           1.227                -
                                                               2003        0.991           1.127                -

Pioneer Mid Cap Value Portfolio (9/05)                         2005        1.045           1.048                -

Pioneer Strategic Income Portfolio (6/04)                      2005        1.082           1.100                -
                                                               2004        0.979           1.082                -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------      ----    -------------   -------------     ---------------
   Strategic Equity Portfolio (6/03)                           2005        1.233           1.233                  -
                                                               2004        1.141           1.233                  -
                                                               2003        1.000           1.141                  -

   Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.009           1.104                  -

   Style Focus Series: Small Cap Value Portfolio (6/05)        2005        1.043           1.105                  -

   Travelers Quality Bond Portfolio (5/03)                     2005        1.003           0.999                  -
                                                               2004        0.991           1.003                  -
                                                               2003        1.000           0.991                  -

   U.S. Government Securities Portfolio (5/04)                 2005        1.044           1.067                  -
                                                               2004        0.979           1.044                  -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (11/03)                                                     2005        0.989           0.993                  -
                                                               2004        0.998           0.989                  -
                                                               2003        0.998           0.998                  -

   Social Awareness Stock Portfolio (6/04)                     2005        1.043           1.067                  -
                                                               2004        0.986           1.043                  -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2005        1.310           1.337             84,129
                                                               2004        1.138           1.310                  -
                                                               2003        1.000           1.138                  -

   Enterprise Portfolio - Class II Shares (6/03)               2005        1.144           1.209                  -
                                                               2004        1.124           1.144                  -
                                                               2003        1.000           1.124                  -

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class 2 (6/03)            2005        1.312           1.501             76,124
                                                               2004        1.163           1.312                  -
                                                               2003        1.000           1.163                  -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------      ----    -------------   -------------     ---------------
Dynamic Capital Appreciation Portfolio - Service Class 2
(7/03)                                                         2005        1.088           1.287                  -
                                                               2004        1.096           1.088                  -
                                                               2003        1.017           1.096                  -

Mid Cap Portfolio - Service Class 2 (5/03)                     2005        1.550           1.793             64,332
                                                               2004        1.269           1.550                  -
                                                               2003        1.000           1.269                  -

                         CONDENSED FINANCIAL INFORMATION



The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.



                         SEPARATE ACCOUNT CHARGES 2.05%



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------      ----    -------------   -------------     ---------------
   Capital Appreciation Fund (6/03)                            2005        1.171           1.356              477,828
                                                               2004        1.000           1.171                8,878

   High Yield Bond Trust (6/04)                                2005        1.078           1.070              555,043
                                                               2004        1.009           1.078               97,259

   Managed Assets Trust (5/04)                                 2005        1.073           1.092              304,907
                                                               2004        1.000           1.073               73,643

   Money Market Portfolio (5/03)                               2005        0.996           1.004              982,648
                                                               2004        1.000           0.996               49,045

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (6/03)                                                      2005        1.060           1.193                3,790
                                                               2004        1.000           1.060                1,930

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                  2005        1.115           1.246              744,537
                                                               2004        1.000           1.115               66,597

   Growth Fund - Class 2 Shares (5/03)                         2005        1.088           1.238            2,362,837
                                                               2004        1.000           1.088              141,739

   Growth-Income Fund - Class 2 Shares (5/03)                  2005        1.067           1.106            2,147,199
                                                               2004        1.000           1.067              233,481

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/03)            2005        1.290           1.354              384,572
                                                               2004        1.000           1.290               25,571

Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (5/03)                                                      2005        1.024           1.047               16,925
                                                               2004        1.000           1.024                    -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------      ----    -------------   -------------     ---------------

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (5/03)                                               2005        1.095           1.136             181,668
                                                               2004        1.000           1.095              16,235

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (3/04)      2005        1.119           1.208             368,200
                                                               2004        1.000           1.119              25,165

   Mercury Value Opportunities V.I. Fund - Class III (1/04)    2005        1.121           1.209             564,398
                                                               2004        1.000           1.121              29,732

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (6/03)       2005        1.102           1.194             441,267
                                                               2004        1.000           1.102                   -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (6/03)                                               2005        1.264           1.578             369,945
                                                               2004        1.000           1.264               7,438

   Templeton Foreign Securities Fund - Class 2 Shares (6/03)   2005        1.158           1.250             634,305
                                                               2004        1.000           1.158               5,330

   Templeton Growth Securities Fund - Class 2 Shares (6/03)    2005        1.121           1.196             652,350
                                                               2004        1.000           1.121              45,200

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2005        1.072           1.094             805,694
                                                               2004        1.000           1.072              95,933

   Salomon Brothers Variable Aggressive Growth Fund - Class
   I Shares (6/03)                                             2005        1.056           1.137             452,036
                                                               2004        1.000           1.056              96,325

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (7/03)                                               2005        1.067           1.083               4,068
                                                               2004        1.000           1.067                   -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------      ----    -------------   -------------     ---------------
Janus Aspen Series
   Balanced Portfolio - Service Shares (6/03)                  2005        1.070           1.129                    -
                                                               2004        1.000           1.070                    -

   Global Life Sciences Portfolio - Service Shares (5/03)      2005        1.040           1.145                    -
                                                               2004        1.000           1.040                    -

   Global Technology Portfolio - Service Shares (5/03)         2005        1.054           1.152               28,706
                                                               2004        1.000           1.054               10,943

   Worldwide Growth Portfolio - Service Shares (6/03)          2005        1.089           1.126                    -
                                                               2004        1.000           1.089                    -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (6/03)                2005        1.128           1.149              183,803
                                                               2004        1.000           1.128               21,519

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (6/03)                          2005        1.101           1.114              727,368
                                                               2004        1.000           1.101               22,277

   Mid-Cap Value Portfolio (5/03)                              2005        1.162           1.233              528,977
                                                               2004        1.000           1.162               20,783

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (6/04)     2005        1.064           1.103               54,246
                                                               2004        1.003           1.064               12,959

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)         2005        1.069           1.069              555,849
                                                               2004        1.000           1.069              142,612

   Total Return Portfolio - Administrative Class (5/03)        2005        1.046           1.050            1,269,389
                                                               2004        1.000           1.046              188,434

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------      ----    -------------   -------------     ---------------
Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/03)                                                      2005        1.161           1.276                   -
                                                               2004        1.000           1.161                   -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/03)     2005        1.195           1.253             453,892
                                                               2004        1.000           1.195              39,445

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                               2005        1.059           1.079             189,145
                                                               2004        1.000           1.059              24,972

   Investors Fund - Class I (6/03)                             2005        1.081           1.129              22,081
                                                               2004        1.000           1.081                   -

   Large Cap Growth Fund - Class I (6/03)                      2005        0.992           1.023              43,324
                                                               2004        1.000           0.992              22,153

   Small Cap Growth Fund - Class I (6/03)                      2005        1.168           1.200             133,310
                                                               2004        1.000           1.168              16,941

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/03)                   2005        1.056           1.125              22,713
                                                               2004        1.000           1.056               2,948

   Convertible Securities Portfolio (6/03)                     2005        1.044           1.027              54,983
                                                               2004        1.000           1.044               8,712

   Disciplined Mid Cap Stock Portfolio (6/03)                  2005        1.121           1.234              15,674
                                                               2004        1.000           1.121              42,968

   Equity Income Portfolio (5/03)                              2005        1.104           1.130             243,462
                                                               2004        1.000           1.104              81,721

   Federated High Yield Portfolio (5/03)                       2005        1.080           1.085             169,322
                                                               2004        1.000           1.080              35,194

   Federated Stock Portfolio (6/03)                            2005        1.081           1.116               1,361
                                                               2004        1.000           1.081                   -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------      ----    -------------   -------------     ---------------
Large Cap Portfolio (6/03)                                     2005        1.050           1.118              142,262
                                                               2004        1.000           1.050                9,820

Managed Allocation Series: Aggressive Portfolio (5/05)         2005        1.000           1.097              290,464

Managed Allocation Series: Conservative Portfolio (5/05)       2005        1.000           1.028              182,219

Managed Allocation Series: Moderate Portfolio (5/05)           2005        0.998           1.064            1,127,574

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                         2005        1.005           1.074              178,068

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05)                                               2005        1.015           1.044               17,081

Mercury Large Cap Core Portfolio (6/03)                        2005        1.126           1.236              469,258
                                                               2004        1.000           1.126               10,467

MFS Emerging Growth Portfolio (6/03)                           2005        1.083           1.050                    -
                                                               2004        1.000           1.083                    -

MFS Mid Cap Growth Portfolio (6/03)                            2005        1.075           1.086               60,243
                                                               2004        1.000           1.075                    -

MFS Total Return Portfolio (5/03)                              2005        1.097           1.107            1,319,196
                                                               2004        1.000           1.097              105,770

MFS Value Portfolio (5/04)                                     2005        1.128           1.177              319,782
                                                               2004        1.000           1.128               46,164

Mondrian International Stock Portfolio (6/03)                  2005        1.147           1.231               84,003
                                                               2004        1.000           1.147               21,319

Pioneer Fund Portfolio (6/03)                                  2005        1.095           1.137              113,588
                                                               2004        1.000           1.095                    -

Pioneer Mid Cap Value Portfolio (9/05)                         2005        1.045           1.047               10,334

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------      ----    -------------   -------------     ---------------
   Pioneer Strategic Income Portfolio (6/04)                   2005        1.106           1.123            1,050,061
                                                               2004        1.000           1.106               11,519

   Strategic Equity Portfolio (6/03)                           2005        1.100           1.099               19,141
                                                               2004        1.000           1.100                4,346

   Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.009           1.104                1,842

   Style Focus Series: Small Cap Value Portfolio (6/05)        2005        1.043           1.105                    -

   Travelers Quality Bond Portfolio (5/03)                     2005        1.033           1.029              223,653
                                                               2004        1.000           1.033               44,313

   U.S. Government Securities Portfolio (5/04)                 2005        1.074           1.098              307,771
                                                               2004        1.000           1.074               24,004

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (11/03)                                                     2005        0.999           1.002              327,630
                                                               2004        1.000           0.999               42,660

   Social Awareness Stock Portfolio (6/04)                     2005        1.077           1.102               15,372
                                                               2004        1.018           1.077                1,962

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2005        1.133           1.156              281,606
                                                               2004        1.000           1.133                5,749

   Enterprise Portfolio - Class II Shares (6/03)               2005        1.039           1.098                    -
                                                               2004        1.000           1.039                    -

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class 2 (6/03)            2005        1.109           1.267              885,415
                                                               2004        1.000           1.109               59,050

   Dynamic Capital Appreciation Portfolio - Service Class 2
   (7/03)                                                      2005        1.042           1.232                    -
                                                               2004        1.000           1.042                    -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------      ----    -------------   -------------     ---------------
Mid Cap Portfolio - Service Class 2 (5/03)                     2005        1.229           1.421            1,218,529
                                                               2004        1.000           1.229              182,086

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 2.10%



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------      ----    -------------   -------------     ---------------
   Capital Appreciation Fund (6/03)                            2005        1.419           1.642              353,263
                                                               2004        1.212           1.419              203,526
                                                               2003        1.000           1.212               80,503

   High Yield Bond Trust (6/04)                                2005        1.059           1.051              317,419
                                                               2004        0.991           1.059               49,093

   Managed Assets Trust (5/04)                                 2005        1.057           1.075              462,449
                                                               2004        0.961           1.057              280,550

   Money Market Portfolio (5/03)                               2005        0.980           0.987            1,548,431
                                                               2004        0.991           0.980            1,250,641
                                                               2003        1.000           0.991              312,983

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (6/03)                                                      2005        1.212           1.363               56,078
                                                               2004        1.142           1.212               46,165
                                                               2003        1.000           1.142               17,957

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                  2005        1.461           1.633              964,853
                                                               2004        1.315           1.461              827,402
                                                               2003        1.000           1.315               85,720

   Growth Fund - Class 2 Shares (5/03)                         2005        1.382           1.573            3,886,381
                                                               2004        1.255           1.382            2,783,603
                                                               2003        1.000           1.255              415,828

   Growth-Income Fund - Class 2 Shares (5/03)                  2005        1.353           1.403            3,712,498
                                                               2004        1.252           1.353            2,559,810
                                                               2003        1.000           1.252              534,624

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/03)            2005        1.621           1.701              877,238
                                                               2004        1.260           1.621              491,970
                                                               2003        1.000           1.260               72,641

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------      ----    -------------   -------------     ---------------
Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (5/03)                                                      2005        1.201           1.227              229,125
                                                               2004        1.167           1.201              214,175
                                                               2003        1.000           1.167               68,273

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (5/03)                                               2005        1.395           1.446              819,491
                                                               2004        1.280           1.395              603,333
                                                               2003        1.000           1.280              145,012

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (3/04)      2005        1.206           1.301            1,220,199
                                                               2004        1.078           1.206              939,568
                                                               2003        1.000           1.078                    -

   Mercury Value Opportunities V.I. Fund - Class III (1/04)    2005        1.204           1.298              581,560
                                                               2004        1.071           1.204              228,536
                                                               2003        1.000           1.071                    -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (6/03)       2005        1.327           1.436              793,710
                                                               2004        1.203           1.327              695,168
                                                               2003        1.000           1.203              196,575

   Templeton Developing Markets Securities Fund - Class 2
   Shares (6/03)                                               2005        1.800           2.246              553,554
                                                               2004        1.474           1.800              369,842
                                                               2003        1.000           1.474               18,151

   Templeton Foreign Securities Fund - Class 2 Shares (6/03)   2005        1.547           1.669              885,241
                                                               2004        1.333           1.547              735,725
                                                               2003        1.104           1.333              146,224

   Templeton Growth Securities Fund - Class 2 Shares (6/03)    2005        1.503           1.602            1,287,957
                                                               2004        1.323           1.503              722,139
                                                               2003        1.000           1.323              130,368

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------      ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2005        1.304           1.331            1,355,350
                                                               2004        1.208           1.304            1,174,910
                                                               2003        1.000           1.208              271,893

   Salomon Brothers Variable Aggressive Growth Fund - Class
   I Shares (6/03)                                             2005        1.356           1.459              558,633
                                                               2004        1.269           1.356              434,817
                                                               2003        1.000           1.269               39,945

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (7/03)                                               2005        1.299           1.319              356,826
                                                               2004        1.224           1.299              359,923
                                                               2003        1.000           1.224              145,623

Janus Aspen Series
   Balanced Portfolio - Service Shares (6/03)                  2005        1.156           1.219              130,673
                                                               2004        1.090           1.156              119,061
                                                               2003        1.000           1.090               61,401

   Global Life Sciences Portfolio - Service Shares (5/03)      2005        1.328           1.461              194,857
                                                               2004        1.188           1.328              220,670
                                                               2003        1.000           1.188               63,985

   Global Technology Portfolio - Service Shares (5/03)         2005        1.360           1.486              122,295
                                                               2004        1.381           1.360              153,653
                                                               2003        1.000           1.381               47,837

   Worldwide Growth Portfolio - Service Shares (6/03)          2005        1.279           1.322              131,818
                                                               2004        1.249           1.279              159,298
                                                               2003        1.000           1.249              107,536

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (6/03)                2005        1.496           1.523              500,355
                                                               2004        1.330           1.496              348,129
                                                               2003        1.000           1.330               57,234

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------      ----    -------------   -------------     ---------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (6/03)                          2005        1.366           1.381            1,201,312
                                                               2004        1.239           1.366              521,488
                                                               2003        1.000           1.239              121,421

   Mid-Cap Value Portfolio (5/03)                              2005        1.523           1.614              846,383
                                                               2004        1.254           1.523              517,775
                                                               2003        1.000           1.254              106,423

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (6/04)     2005        1.049           1.086               44,961
                                                               2004        0.989           1.049                7,463

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)         2005        1.112           1.112              499,172
                                                               2004        1.043           1.112              325,618
                                                               2003        1.000           1.043               86,179

   Total Return Portfolio - Administrative Class (5/03)        2005        1.037           1.040            1,880,674
                                                               2004        1.009           1.037            1,264,630
                                                               2003        1.000           1.009              488,778

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/03)                                                      2005        1.466           1.611               53,538
                                                               2004        1.289           1.466               54,767
                                                               2003        1.000           1.289               27,598

   Putnam VT Small Cap Value Fund - Class IB Shares (5/03)     2005        1.761           1.846              642,722
                                                               2004        1.425           1.761              310,643
                                                               2003        1.000           1.425               70,299

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                               2005        1.385           1.411              591,119
                                                               2004        1.306           1.385              420,474
                                                               2003        1.000           1.306               76,575

   Investors Fund - Class I (6/03)                             2005        1.372           1.431              206,214
                                                               2004        1.269           1.372              157,272
                                                               2003        1.000           1.269               30,114

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------      ----    -------------   -------------     ---------------
   Large Cap Growth Fund - Class I (6/03)                      2005        1.283           1.322             292,279
                                                               2004        1.303           1.283             280,154
                                                               2003        1.000           1.303             105,358

   Small Cap Growth Fund - Class I (6/03)                      2005        1.606           1.650             737,770
                                                               2004        1.425           1.606             530,519
                                                               2003        1.000           1.425              71,127

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/03)                   2005        1.274           1.356             144,145
                                                               2004        1.221           1.274             137,133
                                                               2003        1.000           1.221              77,447

   Convertible Securities Portfolio (6/03)                     2005        1.183           1.163             648,893
                                                               2004        1.137           1.183             424,807
                                                               2003        1.000           1.137             151,788

   Disciplined Mid Cap Stock Portfolio (6/03)                  2005        1.477           1.626             284,596
                                                               2004        1.295           1.477             216,907
                                                               2003        1.000           1.295              56,684

   Equity Income Portfolio (5/03)                              2005        1.324           1.354             759,698
                                                               2004        1.230           1.324             438,598
                                                               2003        1.000           1.230             197,581

   Federated High Yield Portfolio (5/03)                       2005        1.194           1.199             302,030
                                                               2004        1.105           1.194             220,176
                                                               2003        1.000           1.105              47,057

   Federated Stock Portfolio (6/03)                            2005        1.350           1.392              73,800
                                                               2004        1.247           1.350              82,274
                                                               2003        1.000           1.247              36,695

   Large Cap Portfolio (6/03)                                  2005        1.235           1.315             271,963
                                                               2004        1.184           1.235             178,884
                                                               2003        1.000           1.184              83,869

   Managed Allocation Series: Aggressive Portfolio (5/05)      2005        1.000           1.097             115,321

   Managed Allocation Series: Conservative Portfolio (5/05)    2005        1.000           1.027                   -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------      ----    -------------   -------------     ---------------
Managed Allocation Series: Moderate Portfolio (5/05)           2005        0.998           1.064               22,907

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                         2005        1.005           1.074              136,233

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05)                                               2005        1.015           1.043                    -

Mercury Large Cap Core Portfolio (6/03)                        2005        1.313           1.441              583,280
                                                               2004        1.157           1.313              388,377
                                                               2003        1.000           1.157               13,986

MFS Emerging Growth Portfolio (6/03)                           2005        1.316           1.276                    -
                                                               2004        1.193           1.316              168,243
                                                               2003        1.000           1.193               28,814

MFS Mid Cap Growth Portfolio (6/03)                            2005        1.427           1.440              475,226
                                                               2004        1.277           1.427              339,392
                                                               2003        1.000           1.277              107,711

MFS Total Return Portfolio (5/03)                              2005        1.225           1.235            2,961,566
                                                               2004        1.122           1.225            1,976,993
                                                               2003        1.000           1.122              578,277

MFS Value Portfolio (5/04)                                     2005        1.107           1.155              207,080
                                                               2004        0.964           1.107               25,909

Mondrian International Stock Portfolio (6/03)                  2005        1.430           1.533              322,263
                                                               2004        1.262           1.430              158,261
                                                               2003        1.000           1.262                4,015

Pioneer Fund Portfolio (6/03)                                  2005        1.292           1.341               61,203
                                                               2004        1.187           1.292               33,805
                                                               2003        1.000           1.187               23,910

Pioneer Mid Cap Value Portfolio (9/05)                         2005        1.045           1.047                    -

Pioneer Strategic Income Portfolio (6/04)                      2005        1.082           1.098              998,077
                                                               2004        0.979           1.082              114,432

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------      ----    -------------   -------------     ---------------
   Strategic Equity Portfolio (6/03)                           2005        1.321           1.320               40,765
                                                               2004        1.224           1.321               93,113
                                                               2003        1.000           1.224               29,152

   Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.009           1.103                3,875

   Style Focus Series: Small Cap Value Portfolio (6/05)        2005        1.043           1.105                    -

   Travelers Quality Bond Portfolio (5/03)                     2005        1.023           1.018              885,900
                                                               2004        1.012           1.023              587,025
                                                               2003        1.000           1.012              309,145

   U.S. Government Securities Portfolio (5/04)                 2005        1.043           1.066              293,739
                                                               2004        0.979           1.043              118,760

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (11/03)                                                     2005        0.988           0.990              364,505
                                                               2004        0.997           0.988              368,041
                                                               2003        1.000           0.997              234,838

   Social Awareness Stock Portfolio (6/04)                     2005        1.042           1.065               38,735
                                                               2004        0.985           1.042                    -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2005        1.445           1.473              817,856
                                                               2004        1.256           1.445              440,864
                                                               2003        1.000           1.256              196,779

   Enterprise Portfolio - Class II Shares (6/03)               2005        1.203           1.271               26,630
                                                               2004        1.183           1.203               27,279
                                                               2003        1.000           1.183               25,844

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class 2 (6/03)            2005        1.393           1.591            1,126,137
                                                               2004        1.235           1.393              864,914
                                                               2003        1.000           1.235              293,339

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------      ----    -------------   -------------     ---------------
Dynamic Capital Appreciation Portfolio - Service Class 2
(7/03)                                                         2005        1.171           1.384               38,642
                                                               2004        1.181           1.171               38,545
                                                               2003        1.000           1.181               28,989

Mid Cap Portfolio - Service Class 2 (5/03)                     2005        1.716           1.983            1,241,692
                                                               2004        1.406           1.716              870,163
                                                               2003        1.000           1.406               58,696

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 2.15%



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR             END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------         ---------------
   Capital Appreciation Fund (6/03)                            2005        1.417           1.640                  36,725
                                                               2004        1.212           1.417                   1,512
                                                               2003        1.000           1.212                       -

   High Yield Bond Trust (6/04)                                2005        1.059           1.050                 132,070
                                                               2004        0.991           1.059                       -

   Managed Assets Trust (5/04)                                 2005        1.057           1.074                       -
                                                               2004        0.961           1.057                       -

   Money Market Portfolio (5/03)                               2005        0.979           0.986                 229,111
                                                               2004        0.990           0.979                 228,855
                                                               2003        1.000           0.990                       -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (6/03)                                                      2005        1.211           1.361                       -
                                                               2004        1.142           1.211                       -
                                                               2003        1.000           1.142                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                  2005        1.460           1.630                       -
                                                               2004        1.315           1.460                       -
                                                               2003        1.000           1.315                       -

   Growth Fund - Class 2 Shares (5/03)                         2005        1.381           1.570                 179,733
                                                               2004        1.254           1.381                 132,567
                                                               2003        1.000           1.254                  67,843

   Growth-Income Fund - Class 2 Shares (5/03)                  2005        1.352           1.401                  59,362
                                                               2004        1.252           1.352                       -
                                                               2003        1.000           1.252                       -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/03)            2005        1.619           1.698                 163,676
                                                               2004        1.259           1.619                  58,985
                                                               2003        1.000           1.259                       -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR             END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------         ---------------
Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (5/03)                                                      2005        1.199           1.225                       -
                                                               2004        1.167           1.199                       -
                                                               2003        1.000           1.167                       -

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (5/03)                                               2005        1.394           1.444                  55,395
                                                               2004        1.279           1.394                  18,094
                                                               2003        1.000           1.279                   5,212

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (3/04)      2005        1.205           1.299                  46,365
                                                               2004        1.078           1.205                       -
                                                               2003        1.000           1.078                       -

   Mercury Value Opportunities V.I. Fund - Class III (1/04)    2005        1.203           1.297                       -
                                                               2004        1.071           1.203                       -
                                                               2003        1.000           1.071                       -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (6/03)       2005        1.325           1.434                  41,802
                                                               2004        1.202           1.325                  41,807
                                                               2003        1.000           1.202                  33,779

   Templeton Developing Markets Securities Fund - Class 2
   Shares (6/03)                                               2005        1.798           2.243                       -
                                                               2004        1.473           1.798                       -
                                                               2003        1.000           1.473                       -

   Templeton Foreign Securities Fund - Class 2 Shares (6/03)   2005        1.546           1.667                  48,118
                                                               2004        1.333           1.546                   9,059
                                                               2003        1.104           1.333                   3,495

   Templeton Growth Securities Fund - Class 2 Shares (6/03)    2005        1.501           1.600                  24,769
                                                               2004        1.322           1.501                  24,780
                                                               2003        1.000           1.322                   5,260

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR             END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------         ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2005        1.302           1.329                       -
                                                               2004        1.207           1.302                       -
                                                               2003        1.000           1.207                       -

   Salomon Brothers Variable Aggressive Growth Fund - Class
   I Shares (6/03)                                             2005        1.354           1.457                  41,783
                                                               2004        1.268           1.354                       -
                                                               2003        1.000           1.268                       -

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (7/03)                                               2005        1.298           1.317                       -
                                                               2004        1.224           1.298                       -
                                                               2003        1.000           1.224                       -

Janus Aspen Series
   Balanced Portfolio - Service Shares (6/03)                  2005        1.155           1.217                       -
                                                               2004        1.090           1.155                       -
                                                               2003        1.000           1.090                       -

   Global Life Sciences Portfolio - Service Shares (5/03)      2005        1.327           1.459                       -
                                                               2004        1.187           1.327                       -
                                                               2003        1.000           1.187                       -

   Global Technology Portfolio - Service Shares (5/03)         2005        1.359           1.484                       -
                                                               2004        1.381           1.359                       -
                                                               2003        1.000           1.381                       -

   Worldwide Growth Portfolio - Service Shares (6/03)          2005        1.277           1.320                       -
                                                               2004        1.249           1.277                       -
                                                               2003        1.000           1.249                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (6/03)                2005        1.494           1.521                       -
                                                               2004        1.329           1.494                       -
                                                               2003        1.000           1.329                       -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR             END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------         ---------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (6/03)                          2005        1.365           1.380                  46,855
                                                               2004        1.238           1.365                       -
                                                               2003        1.000           1.238                       -

   Mid-Cap Value Portfolio (5/03)                              2005        1.521           1.612                  21,989
                                                               2004        1.253           1.521                       -
                                                               2003        1.000           1.253                       -

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (6/04)     2005        1.049           1.085                       -
                                                               2004        0.989           1.049                       -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)         2005        1.111           1.110                 168,246
                                                               2004        1.042           1.111                 141,085
                                                               2003        1.000           1.042                 156,113

   Total Return Portfolio - Administrative Class (5/03)        2005        1.036           1.039                       -
                                                               2004        1.009           1.036                       -
                                                               2003        1.000           1.009                       -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/03)                                                      2005        1.465           1.609                       -
                                                               2004        1.288           1.465                       -
                                                               2003        1.000           1.288                       -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/03)     2005        1.759           1.843                       -
                                                               2004        1.424           1.759                       -
                                                               2003        1.000           1.424                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                               2005        1.384           1.409                       -
                                                               2004        1.305           1.384                       -
                                                               2003        1.000           1.305                       -

   Investors Fund - Class I (6/03)                             2005        1.371           1.429                  13,010
                                                               2004        1.269           1.371                  13,020
                                                               2003        1.000           1.269                       -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR             END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------         ---------------
   Large Cap Growth Fund - Class I (6/03)                      2005        1.282           1.320                   3,283
                                                               2004        1.303           1.282                   3,511
                                                               2003        1.000           1.303                   3,290

   Small Cap Growth Fund - Class I (6/03)                      2005        1.605           1.647                       -
                                                               2004        1.424           1.605                       -
                                                               2003        1.000           1.424                       -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/03)                   2005        1.273           1.354                       -
                                                               2004        1.221           1.273                       -
                                                               2003        1.000           1.221                       -

   Convertible Securities Portfolio (6/03)                     2005        1.182           1.161                       -
                                                               2004        1.136           1.182                       -
                                                               2003        1.000           1.136                       -

   Disciplined Mid Cap Stock Portfolio (6/03)                  2005        1.475           1.623                       -
                                                               2004        1.294           1.475                       -
                                                               2003        1.000           1.294                       -

   Equity Income Portfolio (5/03)                              2005        1.323           1.353                  41,753
                                                               2004        1.230           1.323                  41,759
                                                               2003        1.000           1.230                  33,915

   Federated High Yield Portfolio (5/03)                       2005        1.193           1.198                  74,051
                                                               2004        1.104           1.193                  32,668
                                                               2003        1.000           1.104                       -

   Federated Stock Portfolio (6/03)                            2005        1.348           1.390                       -
                                                               2004        1.246           1.348                       -
                                                               2003        1.000           1.246                       -

   Large Cap Portfolio (6/03)                                  2005        1.234           1.313                       -
                                                               2004        1.184           1.234                       -
                                                               2003        1.000           1.184                       -

   Managed Allocation Series: Aggressive Portfolio (5/05)      2005        1.000           1.096                       -

   Managed Allocation Series: Conservative Portfolio (5/05)    2005        1.000           1.027                       -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)



                                                                    UNIT VALUE AT                         NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR             END OF YEAR
--------------------------------------------------------    ----    -------------   -------------         ---------------
Managed Allocation Series: Moderate Portfolio (5/05)        2005        0.998           1.063                       -

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                      2005        1.005           1.074                       -

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05)                                            2005        1.015           1.043                       -

Mercury Large Cap Core Portfolio (6/03)                     2005        1.312           1.439                  60,230
                                                            2004        1.157           1.312                  14,500
                                                            2003        1.000           1.157                       -

MFS Emerging Growth Portfolio (6/03)                        2005        1.315           1.275                       -
                                                            2004        1.192           1.315                   2,832
                                                            2003        1.000           1.192                   2,852

MFS Mid Cap Growth Portfolio (6/03)                         2005        1.426           1.438                   2,616
                                                            2004        1.277           1.426                       -
                                                            2003        1.000           1.277                       -

MFS Total Return Portfolio (5/03)                           2005        1.224           1.233                  96,988
                                                            2004        1.122           1.224                  97,035
                                                            2003        1.000           1.122                  80,150

MFS Value Portfolio (5/04)                                  2005        1.107           1.154                  44,022
                                                            2004        0.964           1.107                       -

Mondrian International Stock Portfolio (6/03)               2005        1.429           1.531                  30,965
                                                            2004        1.261           1.429                       -
                                                            2003        1.000           1.261                       -

Pioneer Fund Portfolio (6/03)                               2005        1.291           1.339                       -
                                                            2004        1.187           1.291                       -
                                                            2003        1.000           1.187                       -

Pioneer Mid Cap Value Portfolio (9/05)                      2005        1.045           1.047                       -

Pioneer Strategic Income Portfolio (6/04)                   2005        1.081           1.097                       -
                                                            2004        0.979           1.081                       -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR             END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------         ---------------
   Strategic Equity Portfolio (6/03)                           2005        1.320           1.318                   8,228
                                                               2004        1.224           1.320                   8,236
                                                               2003        1.000           1.224                   8,236

   Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.009           1.103                       -

   Style Focus Series: Small Cap Value Portfolio (6/05)        2005        1.043           1.104                       -

   Travelers Quality Bond Portfolio (5/03)                     2005        1.022           1.017                  72,020
                                                               2004        1.011           1.022                  10,747
                                                               2003        1.000           1.011                  10,533

   U.S. Government Securities Portfolio (5/04)                 2005        1.043           1.065                 132,175
                                                               2004        0.979           1.043                       -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (11/03)                                                     2005        0.987           0.989                       -
                                                               2004        0.997           0.987                       -
                                                               2003        1.000           0.997                       -

   Social Awareness Stock Portfolio (6/04)                     2005        1.042           1.065                       -
                                                               2004        0.985           1.042                       -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2005        1.443           1.471                 157,662
                                                               2004        1.256           1.443                  81,080
                                                               2003        1.000           1.256                  66,375

   Enterprise Portfolio - Class II Shares (6/03)               2005        1.202           1.269                       -
                                                               2004        1.183           1.202                       -
                                                               2003        1.000           1.183                       -

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class 2 (6/03)            2005        1.392           1.589                 143,776
                                                               2004        1.235           1.392                  82,985
                                                               2003        1.000           1.235                  65,788

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)



                                                                    UNIT VALUE AT                         NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR             END OF YEAR
--------------------------------------------------------    ----    -------------   -------------         ---------------
Dynamic Capital Appreciation Portfolio - Service Class 2
(7/03)                                                      2005        1.170           1.382                       -
                                                            2004        1.181           1.170                       -
                                                            2003        1.000           1.181                       -

Mid Cap Portfolio - Service Class 2 (5/03)                  2005        1.715           1.981                  48,506
                                                            2004        1.405           1.715                   5,056
                                                            2003        1.000           1.405                   5,056

                         CONDENSED FINANCIAL INFORMATION



The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.



                         SEPARATE ACCOUNT CHARGES 2.20%



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------         ---------------
   Capital Appreciation Fund (6/03)                            2005        1.326           1.534                 150,896
                                                               2004        1.134           1.326                       -
                                                               2003        1.000           1.134                       -

   High Yield Bond Trust (6/04)                                2005        1.058           1.049                 229,720
                                                               2004        0.991           1.058                  25,778

   Managed Assets Trust (5/04)                                 2005        1.057           1.073                  90,812
                                                               2004        0.961           1.057                       -

   Money Market Portfolio (5/03)                               2005        0.980           0.987                 448,027
                                                               2004        0.992           0.980                 270,004
                                                               2003        1.000           0.992                       -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (6/03)                                                      2005        1.168           1.313                   2,338
                                                               2004        1.102           1.168                       -
                                                               2003        1.000           1.102                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                  2005        1.339           1.494                 315,630
                                                               2004        1.206           1.339                   7,336
                                                               2003        1.000           1.206                       -

   Growth Fund - Class 2 Shares (5/03)                         2005        1.268           1.441               1,354,187
                                                               2004        1.152           1.268                  24,629
                                                               2003        1.000           1.152                       -

   Growth-Income Fund - Class 2 Shares (5/03)                  2005        1.241           1.285               1,458,706
                                                               2004        1.149           1.241                  54,317
                                                               2003        1.000           1.149                       -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/03)            2005        1.559           1.634                 151,319
                                                               2004        1.213           1.559                  30,234
                                                               2003        1.000           1.213                       -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------         ---------------
Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (5/03)                                                      2005        1.119           1.142                  48,606
                                                               2004        1.089           1.119                       -
                                                               2003        1.000           1.089                       -

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (5/03)                                               2005        1.292           1.337                 125,124
                                                               2004        1.186           1.292                       -
                                                               2003        1.000           1.186                       -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (3/04)      2005        1.204           1.298               1,154,267
                                                               2004        1.082           1.204                       -

   Mercury Value Opportunities V.I. Fund - Class III (1/04)    2005        1.202           1.295                 336,099
                                                               2004        1.123           1.202                       -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (6/03)       2005        1.238           1.339                  29,624
                                                               2004        1.124           1.238                       -
                                                               2003        1.000           1.124                       -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (6/03)                                               2005        1.620           2.019                 218,109
                                                               2004        1.328           1.620                   2,949
                                                               2003        1.000           1.328                       -

   Templeton Foreign Securities Fund - Class 2 Shares (6/03)   2005        1.409           1.518                 240,002
                                                               2004        1.215           1.409                       -
                                                               2003        1.000           1.215                       -

   Templeton Growth Securities Fund - Class 2 Shares (6/03)    2005        1.344           1.432                 857,133
                                                               2004        1.184           1.344                  43,615
                                                               2003        1.000           1.184                       -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------         ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2005        1.213           1.237                 107,307
                                                               2004        1.124           1.213                       -
                                                               2003        1.000           1.124                       -

   Salomon Brothers Variable Aggressive Growth Fund - Class
   I Shares (6/03)                                             2005        1.232           1.324                 119,126
                                                               2004        1.154           1.232                     701
                                                               2003        1.000           1.154                       -

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (7/03)                                               2005        1.195           1.211                  15,341
                                                               2004        1.127           1.195                       -
                                                               2003        0.996           1.127                       -

Janus Aspen Series
   Balanced Portfolio - Service Shares (6/03)                  2005        1.114           1.173                       -
                                                               2004        1.051           1.114                       -
                                                               2003        1.000           1.051                       -

   Global Life Sciences Portfolio - Service Shares (5/03)      2005        1.242           1.364                       -
                                                               2004        1.111           1.242                       -
                                                               2003        1.000           1.111                       -

   Global Technology Portfolio - Service Shares (5/03)         2005        1.217           1.329                  18,650
                                                               2004        1.238           1.217                       -
                                                               2003        1.000           1.238                       -

   Worldwide Growth Portfolio - Service Shares (6/03)          2005        1.171           1.209                       -
                                                               2004        1.145           1.171                       -
                                                               2003        1.000           1.145                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (6/03)                2005        1.380           1.404                 167,108
                                                               2004        1.228           1.380                       -
                                                               2003        1.000           1.228                       -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------         ---------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (6/03)                          2005        1.270           1.283                 387,681
                                                               2004        1.153           1.270                       -
                                                               2003        0.996           1.153                       -

   Mid-Cap Value Portfolio (5/03)                              2005        1.411           1.494                 435,887
                                                               2004        1.163           1.411                  30,256
                                                               2003        1.000           1.163                       -

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (6/04)     2005        1.048           1.085                  58,921
                                                               2004        0.988           1.048                       -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)         2005        1.057           1.056                 497,117
                                                               2004        0.992           1.057                   2,005
                                                               2003        1.000           0.992                       -

   Total Return Portfolio - Administrative Class (5/03)        2005        1.011           1.014                 571,328
                                                               2004        0.986           1.011                  85,953
                                                               2003        1.000           0.986                       -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/03)                                                      2005        1.342           1.473                       -
                                                               2004        1.181           1.342                       -
                                                               2003        1.000           1.181                       -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/03)     2005        1.574           1.648                 134,921
                                                               2004        1.275           1.574                       -
                                                               2003        1.000           1.275                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                               2005        1.253           1.275                  34,803
                                                               2004        1.182           1.253                   2,192
                                                               2003        1.000           1.182                       -

   Investors Fund - Class I (6/03)                             2005        1.228           1.280                  44,662
                                                               2004        1.137           1.228                  30,144
                                                               2003        1.000           1.137                       -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------         ---------------
   Large Cap Growth Fund - Class I (6/03)                      2005        1.161           1.196                  48,233
                                                               2004        1.181           1.161                  34,992
                                                               2003        1.000           1.181                       -

   Small Cap Growth Fund - Class I (6/03)                      2005        1.436           1.474                 107,652
                                                               2004        1.275           1.436                  19,413
                                                               2003        1.000           1.275                       -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/03)                   2005        1.201           1.277                  20,167
                                                               2004        1.152           1.201                       -
                                                               2003        1.000           1.152                       -

   Convertible Securities Portfolio (6/03)                     2005        1.125           1.104                  59,071
                                                               2004        1.082           1.125                       -
                                                               2003        1.000           1.082                       -

   Disciplined Mid Cap Stock Portfolio (6/03)                  2005        1.355           1.491                  32,369
                                                               2004        1.190           1.355                  23,092
                                                               2003        1.000           1.190                       -

   Equity Income Portfolio (5/03)                              2005        1.228           1.255                 164,775
                                                               2004        1.143           1.228                  69,212
                                                               2003        1.000           1.143                       -

   Federated High Yield Portfolio (5/03)                       2005        1.155           1.158                 182,070
                                                               2004        1.069           1.155                  40,069
                                                               2003        1.000           1.069                       -

   Federated Stock Portfolio (6/03)                            2005        1.227           1.264                       -
                                                               2004        1.135           1.227                       -
                                                               2003        1.000           1.135                       -

   Large Cap Portfolio (6/03)                                  2005        1.174           1.248                  52,166
                                                               2004        1.126           1.174                       -
                                                               2003        1.000           1.126                       -

   Managed Allocation Series: Aggressive Portfolio (5/05)      2005        1.000           1.096                 100,596

   Managed Allocation Series: Conservative Portfolio (5/05)    2005        1.000           1.027                  21,346

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)



                                                                    UNIT VALUE AT                         NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
--------------------------------------------------------    ----    -------------   -------------         ---------------
Managed Allocation Series: Moderate Portfolio (5/05)        2005        0.998           1.063                 565,659

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                      2005        1.005           1.073                 631,705

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05)                                            2005        1.015           1.043                       -

Mercury Large Cap Core Portfolio (6/03)                     2005        1.230           1.348                 195,627
                                                            2004        1.085           1.230                  39,904
                                                            2003        1.000           1.085                       -

MFS Emerging Growth Portfolio (6/03)                        2005        1.221           1.183                       -
                                                            2004        1.107           1.221                       -
                                                            2003        1.000           1.107                       -

MFS Mid Cap Growth Portfolio (6/03)                         2005        1.296           1.306                  31,140
                                                            2004        1.161           1.296                   7,277
                                                            2003        1.000           1.161                       -

MFS Total Return Portfolio (5/03)                           2005        1.155           1.164                 708,243
                                                            2004        1.060           1.155                  39,475
                                                            2003        1.000           1.060                       -

MFS Value Portfolio (5/04)                                  2005        1.107           1.153                 169,447
                                                            2004        0.964           1.107                  17,723

Mondrian International Stock Portfolio (6/03)               2005        1.321           1.415                  80,491
                                                            2004        1.167           1.321                       -
                                                            2003        1.000           1.167                       -

Pioneer Fund Portfolio (6/03)                               2005        1.224           1.269                  12,724
                                                            2004        1.126           1.224                       -
                                                            2003        0.991           1.126                       -

Pioneer Mid Cap Value Portfolio (9/05)                      2005        1.045           1.047                       -

Pioneer Strategic Income Portfolio (6/04)                   2005        1.081           1.096                 499,012
                                                            2004        0.979           1.081                       -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------         ---------------
   Strategic Equity Portfolio (6/03)                           2005        1.229           1.227                  32,525
                                                               2004        1.140           1.229                       -
                                                               2003        1.000           1.140                       -

   Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.009           1.103                  23,481

   Style Focus Series: Small Cap Value Portfolio (6/05)        2005        1.043           1.104                     973

   Travelers Quality Bond Portfolio (5/03)                     2005        1.000           0.994                  86,522
                                                               2004        0.989           1.000                  19,704
                                                               2003        1.000           0.989                       -

   U.S. Government Securities Portfolio (5/04)                 2005        1.042           1.064                 175,319
                                                               2004        0.979           1.042                       -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (11/03)                                                     2005        0.987           0.988                  63,886
                                                               2004        0.997           0.987                  34,885
                                                               2003        0.998           0.997                       -

   Social Awareness Stock Portfolio (6/04)                     2005        1.042           1.064                       -
                                                               2004        0.985           1.042                       -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2005        1.306           1.330                 294,620
                                                               2004        1.137           1.306                       -
                                                               2003        1.000           1.137                       -

   Enterprise Portfolio - Class II Shares (6/03)               2005        1.140           1.203                       -
                                                               2004        1.123           1.140                       -
                                                               2003        1.000           1.123                       -

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class 2 (6/03)            2005        1.308           1.493                 361,210
                                                               2004        1.161           1.308                       -
                                                               2003        1.000           1.161                       -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)



                                                                    UNIT VALUE AT                         NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
--------------------------------------------------------    ----    -------------   -------------         ---------------
Dynamic Capital Appreciation Portfolio - Service Class 2
(7/03)                                                      2005        1.085           1.280                       -
                                                            2004        1.095           1.085                       -
                                                            2003        1.017           1.095                       -

Mid Cap Portfolio - Service Class 2 (5/03)                  2005        1.545           1.784                 262,262
                                                            2004        1.267           1.545                  12,304
                                                            2003        1.000           1.267                       -

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 2.25%



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------         ---------------
   Capital Appreciation Fund (6/03)                            2005        1.163           1.345                       -
                                                               2004        1.000           1.163                       -

   High Yield Bond Trust (6/04)                                2005        1.058           1.048                       -
                                                               2004        0.991           1.058                       -

   Managed Assets Trust (5/04)                                 2005        1.056           1.072                       -
                                                               2004        0.961           1.056                       -

   Money Market Portfolio (5/03)                               2005        0.991           0.997                       -
                                                               2004        1.000           0.991                       -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (6/03)                                                      2005        1.084           1.217                       -
                                                               2004        1.000           1.084                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                  2005        1.118           1.247                       -
                                                               2004        1.000           1.118                       -

   Growth Fund - Class 2 Shares (5/03)                         2005        1.101           1.251                       -
                                                               2004        1.000           1.101                       -

   Growth-Income Fund - Class 2 Shares (5/03)                  2005        1.077           1.115                       -
                                                               2004        1.000           1.077                       -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/03)            2005        1.202           1.259                   1,304
                                                               2004        1.000           1.202                       -

Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (5/03)                                                      2005        1.034           1.056                       -
                                                               2004        1.000           1.034                       -

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (5/03)                                               2005        1.055           1.092                       -
                                                               2004        1.000           1.055                       -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------         ---------------
FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (3/04)      2005        1.113           1.199                       -
                                                               2004        1.000           1.113                       -

   Mercury Value Opportunities V.I. Fund - Class III (1/04)    2005        1.097           1.182                       -
                                                               2004        1.000           1.097                       -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (6/03)       2005        1.087           1.175                       -
                                                               2004        1.000           1.087                       -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (6/03)                                               2005        1.180           1.470                     389
                                                               2004        1.000           1.180                       -

   Templeton Foreign Securities Fund - Class 2 Shares (6/03)   2005        1.153           1.242                       -
                                                               2004        1.000           1.153                       -

   Templeton Growth Securities Fund - Class 2 Shares (6/03)    2005        1.135           1.208                       -
                                                               2004        1.000           1.135                       -

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2005        1.087           1.108                       -
                                                               2004        1.000           1.087                       -

   Salomon Brothers Variable Aggressive Growth Fund - Class
   I Shares (6/03)                                             2005        1.040           1.117                     984
                                                               2004        1.000           1.040                       -

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (7/03)                                               2005        1.076           1.091                       -
                                                               2004        1.000           1.076                       -

Janus Aspen Series
   Balanced Portfolio - Service Shares (6/03)                  2005        1.061           1.117                       -
                                                               2004        1.000           1.061                       -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------         ---------------
   Global Life Sciences Portfolio - Service Shares (5/03)      2005        1.065           1.170                       -
                                                               2004        1.000           1.065                       -

   Global Technology Portfolio - Service Shares (5/03)         2005        1.017           1.109                       -
                                                               2004        1.000           1.017                       -

   Worldwide Growth Portfolio - Service Shares (6/03)          2005        1.024           1.057                       -
                                                               2004        1.000           1.024                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (6/03)                2005        1.115           1.134                       -
                                                               2004        1.000           1.115                       -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (6/03)                          2005        1.105           1.116                       -
                                                               2004        1.000           1.105                       -

   Mid-Cap Value Portfolio (5/03)                              2005        1.184           1.253                     870
                                                               2004        1.000           1.184                       -

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (6/04)     2005        1.048           1.084                       -
                                                               2004        0.988           1.048                       -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)         2005        1.020           1.018                       -
                                                               2004        1.000           1.020                       -

   Total Return Portfolio - Administrative Class (5/03)        2005        1.003           1.005                       -
                                                               2004        1.000           1.003                       -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/03)                                                      2005        1.150           1.262                       -
                                                               2004        1.000           1.150                       -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------         ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares (5/03)     2005        1.180           1.235                     875
                                                               2004        1.000           1.180                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                               2005        1.053           1.071                       -
                                                               2004        1.000           1.053                       -

   Investors Fund - Class I (6/03)                             2005        1.068           1.113                       -
                                                               2004        1.000           1.068                       -

   Large Cap Growth Fund - Class I (6/03)                      2005        1.004           1.033                       -
                                                               2004        1.000           1.004                       -

   Small Cap Growth Fund - Class I (6/03)                      2005        1.120           1.149                       -
                                                               2004        1.000           1.120                       -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/03)                   2005        1.063           1.130                       -
                                                               2004        1.000           1.063                       -

   Convertible Securities Portfolio (6/03)                     2005        1.031           1.012                       -
                                                               2004        1.000           1.031                       -

   Disciplined Mid Cap Stock Portfolio (6/03)                  2005        1.116           1.227                       -
                                                               2004        1.000           1.116                       -

   Equity Income Portfolio (5/03)                              2005        1.097           1.120                       -
                                                               2004        1.000           1.097                       -

   Federated High Yield Portfolio (5/03)                       2005        1.065           1.068                       -
                                                               2004        1.000           1.065                       -

   Federated Stock Portfolio (6/03)                            2005        1.085           1.117                       -
                                                               2004        1.000           1.085                       -

   Large Cap Portfolio (6/03)                                  2005        1.058           1.124                       -
                                                               2004        1.000           1.058                       -

   Managed Allocation Series: Aggressive Portfolio (5/05)      2005        1.000           1.096                       -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)



                                                                    UNIT VALUE AT                         NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
--------------------------------------------------------    ----    -------------   -------------         ---------------
Managed Allocation Series: Conservative Portfolio (5/05)    2005        1.000           1.026                       -

Managed Allocation Series: Moderate Portfolio (5/05)        2005        0.998           1.063                       -

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                      2005        1.005           1.073                       -

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05)                                            2005        1.014           1.042                       -

Mercury Large Cap Core Portfolio (6/03)                     2005        1.118           1.225                       -
                                                            2004        1.000           1.118                       -

MFS Emerging Growth Portfolio (6/03)                        2005        1.100           1.066                       -
                                                            2004        1.000           1.100                       -

MFS Mid Cap Growth Portfolio (6/03)                         2005        1.098           1.107                       -
                                                            2004        1.000           1.098                       -

MFS Total Return Portfolio (5/03)                           2005        1.080           1.087                       -
                                                            2004        1.000           1.080                       -

MFS Value Portfolio (5/04)                                  2005        1.106           1.152                       -
                                                            2004        0.964           1.106                       -

Mondrian International Stock Portfolio (6/03)               2005        1.139           1.220                       -
                                                            2004        1.000           1.139                       -

Pioneer Fund Portfolio (6/03)                               2005        1.107           1.147                       -
                                                            2004        1.000           1.107                       -

Pioneer Mid Cap Value Portfolio (9/05)                      2005        1.045           1.046                       -

Pioneer Strategic Income Portfolio (6/04)                   2005        1.081           1.095                   3,054
                                                            2004        0.978           1.081                       -

Strategic Equity Portfolio (6/03)                           2005        1.101           1.099                       -
                                                            2004        1.000           1.101                       -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------         ---------------
   Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.009           1.102                       -

   Style Focus Series: Small Cap Value Portfolio (6/05)        2005        1.043           1.104                       -

   Travelers Quality Bond Portfolio (5/03)                     2005        0.992           0.986                       -
                                                               2004        1.000           0.992                       -

   U.S. Government Securities Portfolio (5/04)                 2005        1.042           1.063                       -
                                                               2004        0.979           1.042                       -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (11/03)                                                     2005        0.990           0.991                       -
                                                               2004        1.000           0.990                       -

   Social Awareness Stock Portfolio (6/04)                     2005        1.041           1.063                       -
                                                               2004        0.985           1.041                       -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2005        1.135           1.156                       -
                                                               2004        1.000           1.135                       -

   Enterprise Portfolio - Class II Shares (6/03)               2005        1.043           1.101                       -
                                                               2004        1.000           1.043                       -

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class 2 (6/03)            2005        1.128           1.287                     854
                                                               2004        1.000           1.128                       -

   Dynamic Capital Appreciation Portfolio - Service Class 2
   (7/03)                                                      2005        1.032           1.217                       -
                                                               2004        1.000           1.032                       -

   Mid Cap Portfolio - Service Class 2 (5/03)                  2005        1.199           1.384                     807
                                                               2004        1.000           1.199                       -

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 2.30%



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------         ---------------
   Capital Appreciation Fund (6/03)                            2005        1.414           1.633                 187,401
                                                               2004        1.210           1.414                 172,456
                                                               2003        1.000           1.210                  26,959

   High Yield Bond Trust (6/04)                                2005        1.058           1.047                  64,757
                                                               2004        0.991           1.058                  11,564

   Managed Assets Trust (5/04)                                 2005        1.056           1.072                  11,798
                                                               2004        0.961           1.056                   4,959

   Money Market Portfolio (5/03)                               2005        0.977           0.982                 380,021
                                                               2004        0.989           0.977                 473,317
                                                               2003        1.000           0.989                  14,082

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (6/03)                                                      2005        1.208           1.356                  58,269
                                                               2004        1.141           1.208                  58,274
                                                               2003        1.000           1.141                  34,659

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                  2005        1.457           1.624                 411,831
                                                               2004        1.313           1.457                 346,183
                                                               2003        1.000           1.313                  67,280

   Growth Fund - Class 2 Shares (5/03)                         2005        1.377           1.564               1,170,033
                                                               2004        1.253           1.377                 960,973
                                                               2003        1.000           1.253                 103,752

   Growth-Income Fund - Class 2 Shares (5/03)                  2005        1.349           1.395               1,040,719
                                                               2004        1.250           1.349                 768,932
                                                               2003        1.000           1.250                 150,791

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/03)            2005        1.615           1.692                 209,754
                                                               2004        1.258           1.615                 150,096
                                                               2003        1.000           1.258                  44,089

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------         ---------------
Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (5/03)                                                      2005        1.197           1.221                  10,393
                                                               2004        1.166           1.197                  11,209
                                                               2003        1.000           1.166                       -

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (5/03)                                               2005        1.391           1.438                 416,941
                                                               2004        1.278           1.391                 374,826
                                                               2003        1.000           1.278                  50,060

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (3/04)      2005        1.203           1.295                 200,301
                                                               2004        1.078           1.203                  46,933
                                                               2003        1.000           1.078                       -

   Mercury Value Opportunities V.I. Fund - Class III (1/04)    2005        1.201           1.293                 165,785
                                                               2004        1.071           1.201                  79,481
                                                               2003        1.000           1.071                       -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (6/03)       2005        1.322           1.429                 231,831
                                                               2004        1.201           1.322                 188,296
                                                               2003        1.000           1.201                  33,228

   Templeton Developing Markets Securities Fund - Class 2
   Shares (6/03)                                               2005        1.794           2.234                 332,809
                                                               2004        1.472           1.794                 286,267
                                                               2003        1.000           1.472                  46,788

   Templeton Foreign Securities Fund - Class 2 Shares (6/03)   2005        1.542           1.661                 336,958
                                                               2004        1.331           1.542                 302,044
                                                               2003        1.104           1.331                  93,864

   Templeton Growth Securities Fund - Class 2 Shares (6/03)    2005        1.498           1.594                 156,524
                                                               2004        1.321           1.498                  91,248
                                                               2003        1.000           1.321                  18,923

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------         ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2005        1.299           1.324                 458,582
                                                               2004        1.206           1.299                 312,187
                                                               2003        1.000           1.206                  90,518

   Salomon Brothers Variable Aggressive Growth Fund - Class
   I Shares (6/03)                                             2005        1.351           1.451                  75,387
                                                               2004        1.267           1.351                  55,408
                                                               2003        1.000           1.267                  10,357

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (7/03)                                               2005        1.295           1.311                  27,856
                                                               2004        1.223           1.295                   8,022
                                                               2003        1.000           1.223                   2,317

Janus Aspen Series
   Balanced Portfolio - Service Shares (6/03)                  2005        1.153           1.213                  18,631
                                                               2004        1.089           1.153                  31,761
                                                               2003        1.000           1.089                  35,512

   Global Life Sciences Portfolio - Service Shares (5/03)      2005        1.324           1.453                 132,784
                                                               2004        1.186           1.324                 132,640
                                                               2003        1.000           1.186                  16,568

   Global Technology Portfolio - Service Shares (5/03)         2005        1.355           1.478                  91,738
                                                               2004        1.379           1.355                  86,670
                                                               2003        1.000           1.379                  73,510

   Worldwide Growth Portfolio - Service Shares (6/03)          2005        1.274           1.315                       -
                                                               2004        1.248           1.274                       -
                                                               2003        1.000           1.248                     672

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (6/03)                2005        1.491           1.515                 271,562
                                                               2004        1.328           1.491                 236,637
                                                               2003        1.000           1.328                 201,678

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------         ---------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (6/03)                          2005        1.362           1.374                 209,435
                                                               2004        1.237           1.362                 118,581
                                                               2003        1.000           1.237                  23,042

   Mid-Cap Value Portfolio (5/03)                              2005        1.518           1.605                 288,998
                                                               2004        1.252           1.518                 172,579
                                                               2003        1.000           1.252                  67,892

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (6/04)     2005        1.048           1.083                   3,346
                                                               2004        0.988           1.048                       -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)         2005        1.108           1.106                 321,796
                                                               2004        1.041           1.108                 219,895
                                                               2003        1.000           1.041                  56,875

   Total Return Portfolio - Administrative Class (5/03)        2005        1.033           1.034                 461,769
                                                               2004        1.008           1.033                 389,671
                                                               2003        1.000           1.008                 258,050

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/03)                                                      2005        1.462           1.603                  14,163
                                                               2004        1.287           1.462                  32,424
                                                               2003        1.000           1.287                  50,023

   Putnam VT Small Cap Value Fund - Class IB Shares (5/03)     2005        1.755           1.836                 104,389
                                                               2004        1.423           1.755                  41,814
                                                               2003        1.000           1.423                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                               2005        1.380           1.404                 137,076
                                                               2004        1.304           1.380                 137,219
                                                               2003        1.000           1.304                  45,334

   Investors Fund - Class I (6/03)                             2005        1.367           1.424                 162,254
                                                               2004        1.268           1.367                 217,762
                                                               2003        1.000           1.268                 223,006

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------         ---------------
   Large Cap Growth Fund - Class I (6/03)                      2005        1.279           1.315                  60,474
                                                               2004        1.302           1.279                  69,869
                                                               2003        1.000           1.302                   5,538

   Small Cap Growth Fund - Class I (6/03)                      2005        1.601           1.641                 246,040
                                                               2004        1.423           1.601                 253,711
                                                               2003        1.000           1.423                 145,121

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/03)                   2005        1.270           1.349                 115,573
                                                               2004        1.220           1.270                 117,877
                                                               2003        1.000           1.220                  10,359

   Convertible Securities Portfolio (6/03)                     2005        1.179           1.156                 131,756
                                                               2004        1.135           1.179                  92,467
                                                               2003        1.000           1.135                   7,798

   Disciplined Mid Cap Stock Portfolio (6/03)                  2005        1.472           1.617                 190,771
                                                               2004        1.293           1.472                 177,923
                                                               2003        1.000           1.293                  18,218

   Equity Income Portfolio (5/03)                              2005        1.320           1.347                 127,850
                                                               2004        1.229           1.320                 115,335
                                                               2003        1.000           1.229                  45,432

   Federated High Yield Portfolio (5/03)                       2005        1.190           1.193                 116,014
                                                               2004        1.103           1.190                  60,381
                                                               2003        1.000           1.103                  21,362

   Federated Stock Portfolio (6/03)                            2005        1.345           1.385                  23,564
                                                               2004        1.245           1.345                  15,490
                                                               2003        1.000           1.245                   5,945

   Large Cap Portfolio (6/03)                                  2005        1.231           1.308                  45,547
                                                               2004        1.183           1.231                  45,863
                                                               2003        1.000           1.183                   2,806

   Managed Allocation Series: Aggressive Portfolio (5/05)      2005        1.000           1.095                       -

   Managed Allocation Series: Conservative Portfolio (5/05)    2005        1.000           1.026                       -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)



                                                                    UNIT VALUE AT                         NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
--------------------------------------------------------    ----    -------------   -------------         ---------------
Managed Allocation Series: Moderate Portfolio (5/05)        2005        0.998           1.062                       -

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                      2005        1.005           1.073                  12,210

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05)                                            2005        1.014           1.042                       -

Mercury Large Cap Core Portfolio (6/03)                     2005        1.309           1.433                 107,239
                                                            2004        1.156           1.309                  91,740
                                                            2003        1.000           1.156                  48,161

MFS Emerging Growth Portfolio (6/03)                        2005        1.312           1.271                       -
                                                            2004        1.191           1.312                  94,213
                                                            2003        1.000           1.191                  47,919

MFS Mid Cap Growth Portfolio (6/03)                         2005        1.422           1.433                 216,048
                                                            2004        1.276           1.422                 102,412
                                                            2003        1.000           1.276                  40,154

MFS Total Return Portfolio (5/03)                           2005        1.221           1.228                 692,315
                                                            2004        1.121           1.221                 688,103
                                                            2003        1.000           1.121                 421,068

MFS Value Portfolio (5/04)                                  2005        1.106           1.151                 196,506
                                                            2004        0.964           1.106                 100,462

Mondrian International Stock Portfolio (6/03)               2005        1.425           1.525                  45,767
                                                            2004        1.260           1.425                  22,406
                                                            2003        1.000           1.260                       -

Pioneer Fund Portfolio (6/03)                               2005        1.288           1.334                  50,490
                                                            2004        1.186           1.288                       -
                                                            2003        1.000           1.186                       -

Pioneer Mid Cap Value Portfolio (9/05)                      2005        1.044           1.046                       -

Pioneer Strategic Income Portfolio (6/04)                   2005        1.080           1.094                  99,490
                                                            2004        0.978           1.080                  45,761

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------         ---------------
   Strategic Equity Portfolio (6/03)                           2005        1.317           1.313                  12,667
                                                               2004        1.223           1.317                  12,026
                                                               2003        1.000           1.223                  10,833

   Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.009           1.102                       -

   Style Focus Series: Small Cap Value Portfolio (6/05)        2005        1.043           1.103                       -

   Travelers Quality Bond Portfolio (5/03)                     2005        1.020           1.013                 124,968
                                                               2004        1.010           1.020                 118,822
                                                               2003        1.000           1.010                  86,278

   U.S. Government Securities Portfolio (5/04)                 2005        1.041           1.062                 144,929
                                                               2004        0.979           1.041                  85,213

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (11/03)                                                     2005        0.985           0.986                  66,884
                                                               2004        0.997           0.985                  63,904
                                                               2003        1.000           0.997                       -

   Social Awareness Stock Portfolio (6/04)                     2005        1.041           1.062                       -
                                                               2004        0.985           1.041                       -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2005        1.440           1.465                 124,731
                                                               2004        1.255           1.440                  75,687
                                                               2003        1.000           1.255                  32,634

   Enterprise Portfolio - Class II Shares (6/03)               2005        1.199           1.264                       -
                                                               2004        1.182           1.199                       -
                                                               2003        1.000           1.182                       -

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class 2 (6/03)            2005        1.388           1.583                 398,076
                                                               2004        1.234           1.388                 383,209
                                                               2003        1.000           1.234                  71,351

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)



                                                                    UNIT VALUE AT                         NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
--------------------------------------------------------    ----    -------------   -------------         ---------------
Dynamic Capital Appreciation Portfolio - Service Class 2
(7/03)                                                      2005        1.167           1.377                  34,141
                                                            2004        1.179           1.167                  33,614
                                                            2003        1.000           1.179                       -

Mid Cap Portfolio - Service Class 2 (5/03)                  2005        1.710           1.973                 260,177
                                                            2004        1.404           1.710                 175,751
                                                            2003        1.000           1.404                  67,883

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 2.35%



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------         ---------------
   Capital Appreciation Fund (6/03)                            2005        1.162           1.342                       -
                                                               2004        1.000           1.162                       -

   High Yield Bond Trust (6/04)                                2005        1.057           1.046                       -
                                                               2004        0.991           1.057                       -

   Managed Assets Trust (5/04)                                 2005        1.056           1.071                       -
                                                               2004        0.961           1.056                       -

   Money Market Portfolio (5/03)                               2005        0.990           0.995                       -
                                                               2004        1.000           0.990                       -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (6/03)                                                      2005        1.083           1.215                       -
                                                               2004        1.000           1.083                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                  2005        1.117           1.244                       -
                                                               2004        1.000           1.117                       -

   Growth Fund - Class 2 Shares (5/03)                         2005        1.100           1.248                       -
                                                               2004        1.000           1.100                       -

   Growth-Income Fund - Class 2 Shares (5/03)                  2005        1.077           1.113                   7,713
                                                               2004        1.000           1.077                       -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/03)            2005        1.201           1.257                   6,786
                                                               2004        1.000           1.201                       -

Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (5/03)                                                      2005        1.033           1.054                       -
                                                               2004        1.000           1.033                       -

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (5/03)                                               2005        1.054           1.090                       -
                                                               2004        1.000           1.054                       -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------         ---------------
FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (3/04)      2005        1.112           1.197                       -
                                                               2004        1.000           1.112                       -

   Mercury Value Opportunities V.I. Fund - Class III (1/04)    2005        1.097           1.179                       -
                                                               2004        1.000           1.097                       -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (6/03)       2005        1.087           1.173                       -
                                                               2004        1.000           1.087                       -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (6/03)                                               2005        1.179           1.468                       -
                                                               2004        1.000           1.179                       -

   Templeton Foreign Securities Fund - Class 2 Shares (6/03)   2005        1.152           1.240                       -
                                                               2004        1.000           1.152                       -

   Templeton Growth Securities Fund - Class 2 Shares (6/03)    2005        1.134           1.206                   7,298
                                                               2004        1.000           1.134                       -

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2005        1.086           1.106                       -
                                                               2004        1.000           1.086                       -

   Salomon Brothers Variable Aggressive Growth Fund - Class
   I Shares (6/03)                                             2005        1.039           1.115                       -
                                                               2004        1.000           1.039                       -

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (7/03)                                               2005        1.076           1.089                       -
                                                               2004        1.000           1.076                       -

Janus Aspen Series
   Balanced Portfolio - Service Shares (6/03)                  2005        1.060           1.115                       -
                                                               2004        1.000           1.060                       -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------         ---------------
   Global Life Sciences Portfolio - Service Shares (5/03)      2005        1.064           1.167                       -
                                                               2004        1.000           1.064                       -

   Global Technology Portfolio - Service Shares (5/03)         2005        1.016           1.107                       -
                                                               2004        1.000           1.016                       -

   Worldwide Growth Portfolio - Service Shares (6/03)          2005        1.023           1.055                       -
                                                               2004        1.000           1.023                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (6/03)                2005        1.114           1.132                       -
                                                               2004        1.000           1.114                       -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (6/03)                          2005        1.104           1.114                   7,685
                                                               2004        1.000           1.104                       -

   Mid-Cap Value Portfolio (5/03)                              2005        1.183           1.251                       -
                                                               2004        1.000           1.183                       -

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (6/04)     2005        1.047           1.082                   7,841
                                                               2004        0.988           1.047                       -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)         2005        1.019           1.016                       -
                                                               2004        1.000           1.019                       -

   Total Return Portfolio - Administrative Class (5/03)        2005        1.002           1.003                       -
                                                               2004        1.000           1.002                       -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/03)                                                      2005        1.149           1.260                       -
                                                               2004        1.000           1.149                       -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------         ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares (5/03)     2005        1.179           1.233                       -
                                                               2004        1.000           1.179                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                               2005        1.052           1.070                       -
                                                               2004        1.000           1.052                       -

   Investors Fund - Class I (6/03)                             2005        1.067           1.111                       -
                                                               2004        1.000           1.067                       -

   Large Cap Growth Fund - Class I (6/03)                      2005        1.003           1.031                       -
                                                               2004        1.000           1.003                       -

   Small Cap Growth Fund - Class I (6/03)                      2005        1.119           1.146                       -
                                                               2004        1.000           1.119                       -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/03)                   2005        1.062           1.128                       -
                                                               2004        1.000           1.062                       -

   Convertible Securities Portfolio (6/03)                     2005        1.030           1.010                       -
                                                               2004        1.000           1.030                       -

   Disciplined Mid Cap Stock Portfolio (6/03)                  2005        1.115           1.224                       -
                                                               2004        1.000           1.115                       -

   Equity Income Portfolio (5/03)                              2005        1.096           1.118                   7,621
                                                               2004        1.000           1.096                       -

   Federated High Yield Portfolio (5/03)                       2005        1.064           1.066                       -
                                                               2004        1.000           1.064                       -

   Federated Stock Portfolio (6/03)                            2005        1.084           1.115                       -
                                                               2004        1.000           1.084                       -

   Large Cap Portfolio (6/03)                                  2005        1.057           1.122                       -
                                                               2004        1.000           1.057                       -

   Managed Allocation Series: Aggressive Portfolio (5/05)      2005        1.000           1.095                       -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)



                                                                    UNIT VALUE AT                         NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
--------------------------------------------------------    ----    -------------   -------------         ---------------
Managed Allocation Series: Conservative Portfolio (5/05)    2005        1.000           1.026                  10,313

Managed Allocation Series: Moderate Portfolio (5/05)        2005        0.998           1.062                       -

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                      2005        1.005           1.072                 102,060

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05)                                            2005        1.014           1.042                       -

Mercury Large Cap Core Portfolio (6/03)                     2005        1.118           1.223                       -
                                                            2004        1.000           1.118                       -

MFS Emerging Growth Portfolio (6/03)                        2005        1.099           1.065                       -
                                                            2004        1.000           1.099                       -

MFS Mid Cap Growth Portfolio (6/03)                         2005        1.098           1.105                       -
                                                            2004        1.000           1.098                       -

MFS Total Return Portfolio (5/03)                           2005        1.079           1.085                   7,906
                                                            2004        1.000           1.079                       -

MFS Value Portfolio (5/04)                                  2005        1.106           1.150                       -
                                                            2004        0.964           1.106                       -

Mondrian International Stock Portfolio (6/03)               2005        1.138           1.218                       -
                                                            2004        1.000           1.138                       -

Pioneer Fund Portfolio (6/03)                               2005        1.106           1.145                       -
                                                            2004        1.000           1.106                       -

Pioneer Mid Cap Value Portfolio (9/05)                      2005        1.044           1.046                       -

Pioneer Strategic Income Portfolio (6/04)                   2005        1.080           1.094                   9,573
                                                            2004        0.978           1.080                       -

Strategic Equity Portfolio (6/03)                           2005        1.100           1.097                       -
                                                            2004        1.000           1.100                       -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------         ---------------
   Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.009           1.102                       -

   Style Focus Series: Small Cap Value Portfolio (6/05)        2005        1.043           1.103                       -

   Travelers Quality Bond Portfolio (5/03)                     2005        0.992           0.984                   8,795
                                                               2004        1.000           0.992                       -

   U.S. Government Securities Portfolio (5/04)                 2005        1.041           1.061                       -
                                                               2004        0.979           1.041                       -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (11/03)                                                     2005        0.989           0.989                   8,717
                                                               2004        1.000           0.989                       -

   Social Awareness Stock Portfolio (6/04)                     2005        1.040           1.061                       -
                                                               2004        0.985           1.040                       -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2005        1.134           1.153                       -
                                                               2004        1.000           1.134                       -

   Enterprise Portfolio - Class II Shares (6/03)               2005        1.043           1.099                       -
                                                               2004        1.000           1.043                       -

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class 2 (6/03)            2005        1.127           1.285                   6,666
                                                               2004        1.000           1.127                       -

   Dynamic Capital Appreciation Portfolio - Service Class 2
   (7/03)                                                      2005        1.031           1.215                       -
                                                               2004        1.000           1.031                       -

   Mid Cap Portfolio - Service Class 2 (5/03)                  2005        1.198           1.381                       -
                                                               2004        1.000           1.198                       -

                         CONDENSED FINANCIAL INFORMATION



The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.



                         SEPARATE ACCOUNT CHARGES 2.40%



                                                                                                                     NUMBER OF UNITS
                                                                                    UNIT VALUE AT     UNIT VALUE AT  OUTSTANDING AT
                         PORTFOLIO NAME                                      YEAR  BEGINNING OF YEAR   END OF YEAR    END OF YEAR
-----------------------------------------------------------------            ----  -----------------  -------------  ---------------
    Capital Appreciation Fund (6/03)                                         2005        1.169            1.349          649,909
                                                                             2004        1.000            1.169            2,454

    High Yield Bond Trust (6/04)                                             2005        1.076            1.064           64,007
                                                                             2004        1.008            1.076                -

    Managed Assets Trust (5/04)                                              2005        1.071            1.086            7,403
                                                                             2004        1.000            1.071                -

    Money Market Portfolio (5/03)                                            2005        0.994            0.998            3,336
                                                                             2004        1.000            0.994                -

AllianceBernstein Variable Product Series Fund, Inc.
    AllianceBernstein Large-Cap Growth Portfolio - Class B (6/03)            2005        1.058            1.186            8,001
                                                                             2004        1.000            1.058                -

American Funds Insurance Series
    Global Growth Fund - Class 2 Shares (6/03)                               2005        1.113            1.239          197,430
                                                                             2004        1.000            1.113            6,182

    Growth Fund - Class 2 Shares (5/03)                                      2005        1.086            1.231          579,365
                                                                             2004        1.000            1.086           10,267

    Growth-Income Fund - Class 2 Shares (5/03)                               2005        1.065            1.100          529,827
                                                                             2004        1.000            1.065            6,387

Delaware VIP Trust
    Delaware VIP REIT Series - Standard Class (6/03)                         2005        1.287            1.347           10,942
                                                                             2004        1.000            1.287                -

Dreyfus Variable Investment Fund
    Dreyfus VIF - Appreciation Portfolio - Initial Shares (5/03)             2005        1.022            1.042           53,091
                                                                             2004        1.000            1.022                -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)



                                                                                                                     NUMBER OF UNITS
                                                                                    UNIT VALUE AT     UNIT VALUE AT   OUTSTANDING AT
                         PORTFOLIO NAME                                      YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
-----------------------------------------------------------------            ----  -----------------  -------------  ---------------
    Dreyfus VIF - Developing Leaders Portfolio - Initial Shares (5/03)       2005        1.093            1.129           47,579
                                                                             2004        1.000            1.093                -

FAM Variable Series Funds, Inc.
    Mercury Global Allocation V.I. Fund - Class III (3/04)                   2005        1.116            1.201          207,372
                                                                             2004        1.000            1.116            4,832

    Mercury Value Opportunities V.I. Fund - Class III (1/04)                 2005        1.119            1.203           73,964
                                                                             2004        1.000            1.119                -

Franklin Templeton Variable Insurance Products Trust
    Mutual Shares Securities Fund - Class 2 Shares (6/03)                    2005        1.100            1.187           38,209
                                                                             2004        1.000            1.100                -

    Templeton Developing Markets Securities Fund - Class 2 Shares (6/03)     2005        1.261            1.569           13,517
                                                                             2004        1.000            1.261                -

    Templeton Foreign Securities Fund - Class 2 Shares (6/03)                2005        1.156            1.243          552,169
                                                                             2004        1.000            1.156                -

    Templeton Growth Securities Fund - Class 2 Shares (6/03)                 2005        1.119            1.190          351,701
                                                                             2004        1.000            1.119                -

Greenwich Street Series Fund
    Equity Index Portfolio - Class II Shares (5/03)                          2005        1.070            1.089           10,150
                                                                             2004        1.000            1.070                -

    Salomon Brothers Variable Aggressive Growth Fund - Class I Shares
      (6/03)                                                                 2005        1.054            1.131          691,558
                                                                             2004        1.000            1.054                -

    Salomon Brothers Variable Growth & Income Fund - Class I Shares (7/03)   2005        1.065            1.078                -
                                                                             2004        1.000            1.065                -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)



                                                                                                                     NUMBER OF UNITS
                                                                                    UNIT VALUE AT     UNIT VALUE AT   OUTSTANDING AT
                         PORTFOLIO NAME                                      YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
-----------------------------------------------------------------            ----  -----------------  -------------  ---------------
Janus Aspen Series
    Balanced Portfolio - Service Shares (6/03)                               2005        1.068            1.123                -
                                                                             2004        1.000            1.068                -

    Global Life Sciences Portfolio - Service Shares (5/03)                   2005        1.038            1.139                -
                                                                             2004        1.000            1.038                -

    Global Technology Portfolio - Service Shares (5/03)                      2005        1.052            1.146            1,331
                                                                             2004        1.000            1.052                -

    Worldwide Growth Portfolio - Service Shares (6/03)                       2005        1.087            1.120                -
                                                                             2004        1.000            1.087                -

Lazard Retirement Series, Inc.
    Lazard Retirement Small Cap Portfolio (6/03)                             2005        1.125            1.143            4,928
                                                                             2004        1.000            1.125                -

Lord Abbett Series Fund, Inc.
    Growth and Income Portfolio (6/03)                                       2005        1.099            1.108          123,774
                                                                             2004        1.000            1.099            3,904

    Mid-Cap Value Portfolio (5/03)                                           2005        1.160            1.226          203,212
                                                                             2004        1.000            1.160            1,552

Oppenheimer Variable Account Funds
    Oppenheimer Main Street Fund/VA - Service Shares (6/04)                  2005        1.062            1.097            4,480
                                                                             2004        1.003            1.062                -

PIMCO Variable Insurance Trust
    Real Return Portfolio - Administrative Class (6/03)                      2005        1.067            1.064           54,046
                                                                             2004        1.000            1.067            3,336

    Total Return Portfolio - Administrative Class (5/03)                     2005        1.044            1.044           99,782
                                                                             2004        1.000            1.044            6,797

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)



                                                                                                                     NUMBER OF UNITS
                                                                                    UNIT VALUE AT     UNIT VALUE AT  OUTSTANDING AT
                         PORTFOLIO NAME                                      YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
-----------------------------------------------------------------            ----  -----------------  -------------  ---------------
Putnam Variable Trust
    Putnam VT International Equity Fund - Class IB Shares (5/03)             2005        1.159            1.269                -
                                                                             2004        1.000            1.159                -

    Putnam VT Small Cap Value Fund - Class IB Shares (5/03)                  2005        1.193            1.246           51,333
                                                                             2004        1.000            1.193                -

Salomon Brothers Variable Series Funds Inc.
    All Cap Fund - Class I (6/03)                                            2005        1.057            1.074          228,987
                                                                             2004        1.000            1.057                -

    Investors Fund - Class I (6/03)                                          2005        1.079            1.122                -
                                                                             2004        1.000            1.079                -

    Large Cap Growth Fund - Class I (6/03)                                   2005        0.990            1.017                -
                                                                             2004        1.000            0.990                -

    Small Cap Growth Fund - Class I (6/03)                                   2005        1.166            1.194            9,699
                                                                             2004        1.000            1.166                -

The Travelers Series Trust
    AIM Capital Appreciation Portfolio (5/03)                                2005        1.054            1.119           10,771
                                                                             2004        1.000            1.054                -

    Convertible Securities Portfolio (6/03)                                  2005        1.042            1.021            6,350
                                                                             2004        1.000            1.042                -

    Disciplined Mid Cap Stock Portfolio (6/03)                               2005        1.119            1.228                -
                                                                             2004        1.000            1.119                -

    Equity Income Portfolio (5/03)                                           2005        1.102            1.124           66,020
                                                                             2004        1.000            1.102                -

    Federated High Yield Portfolio (5/03)                                    2005        1.078            1.079           69,440
                                                                             2004        1.000            1.078                -

    Federated Stock Portfolio (6/03)                                         2005        1.079            1.110                -
                                                                             2004        1.000            1.079                -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)



                                                                                                                     NUMBER OF UNITS
                                                                                    UNIT VALUE AT     UNIT VALUE AT  OUTSTANDING AT
                         PORTFOLIO NAME                                      YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
-----------------------------------------------------------------            ----  -----------------  -------------  ---------------
Large Cap Portfolio (6/03)                                                   2005        1.048            1.112                -
                                                                             2004        1.000            1.048                -

Managed Allocation Series: Aggressive Portfolio (5/05)                       2005        1.000            1.094                -

Managed Allocation Series: Conservative Portfolio (5/05)                     2005        1.000            1.025          517,901

Managed Allocation Series: Moderate Portfolio (5/05)                         2005        0.998            1.062           20,236

Managed Allocation Series: Moderate-Aggressive Portfolio (5/05)              2005        1.005            1.072          648,297

Managed Allocation Series: Moderate-Conservative Portfolio (6/05)            2005        1.014            1.041                -

Mercury Large Cap Core Portfolio (6/03)                                      2005        1.124            1.229          211,063
                                                                             2004        1.000            1.124                -

MFS Emerging Growth Portfolio (6/03)                                         2005        1.081            1.048                -
                                                                             2004        1.000            1.081                -

MFS Mid Cap Growth Portfolio (6/03)                                          2005        1.073            1.080                -
                                                                             2004        1.000            1.073                -

MFS Total Return Portfolio (5/03)                                            2005        1.095            1.101          196,176
                                                                             2004        1.000            1.095                -

MFS Value Portfolio (5/04)                                                   2005        1.126            1.170           87,951
                                                                             2004        1.000            1.126                -

Mondrian International Stock Portfolio (6/03)                                2005        1.145            1.224           20,149
                                                                             2004        1.000            1.145                -

Pioneer Fund Portfolio (6/03)                                                2005        1.093            1.131           19,978
                                                                             2004        1.000            1.093            3,277

Pioneer Mid Cap Value Portfolio (9/05)                                       2005        1.044            1.045                -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)



                                                                                                                     NUMBER OF UNITS
                                                                                    UNIT VALUE AT     UNIT VALUE AT  OUTSTANDING AT
                         PORTFOLIO NAME                                      YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
-----------------------------------------------------------------            ----  -----------------  -------------  ---------------
    Pioneer Strategic Income Portfolio (6/04)                                2005        1.103            1.117          148,136
                                                                             2004        1.000            1.103                -

    Strategic Equity Portfolio (6/03)                                        2005        1.097            1.093            1,388
                                                                             2004        1.000            1.097                -

    Style Focus Series: Small Cap Growth Portfolio (6/05)                    2005        1.009            1.101                -

    Style Focus Series: Small Cap Value Portfolio (6/05)                     2005        1.043            1.103                -

    Travelers Quality Bond Portfolio (5/03)                                  2005        1.031            1.023           29,542
                                                                             2004        1.000            1.031                -

    U.S. Government Securities Portfolio (5/04)                              2005        1.072            1.092            3,526
                                                                             2004        1.000            1.072                -

Travelers Series Fund Inc.
    SB Adjustable Rate Income Portfolio - Class I Shares (11/03)             2005        0.997            0.997          465,981
                                                                             2004        1.000            0.997            4,290

    Social Awareness Stock Portfolio (6/04)                                  2005        1.075            1.096                -
                                                                             2004        1.018            1.075                -

Van Kampen Life Investment Trust
    Comstock Portfolio - Class II Shares (6/03)                              2005        1.131            1.149          205,074
                                                                             2004        1.000            1.131            4,747

    Enterprise Portfolio - Class II Shares (6/03)                            2005        1.037            1.093                -
                                                                             2004        1.000            1.037                -

Variable Insurance Products Fund
    Contrafund(R) Portfolio - Service Class 2 (6/03)                         2005        1.107            1.260           58,339
                                                                             2004        1.000            1.107                -

    Dynamic Capital Appreciation Portfolio - Service Class 2 (7/03)          2005        1.040            1.225            5,132
                                                                             2004        1.000            1.040                -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)



                                                                                                                     NUMBER OF UNITS
                                                                                    UNIT VALUE AT     UNIT VALUE AT  OUTSTANDING AT
                         PORTFOLIO NAME                                      YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
-----------------------------------------------------------------            ----  -----------------  -------------  ---------------
Mid Cap Portfolio - Service Class 2 (5/03)                                   2005        1.227            1.414           90,109
                                                                             2004        1.000            1.227                -

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 2.50%



                                                                                                                     NUMBER OF UNITS
                                                                                     UNIT VALUE AT    UNIT VALUE AT  OUTSTANDING AT
                         PORTFOLIO NAME                                      YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
-----------------------------------------------------------------            ----  -----------------  -------------  ---------------
    Capital Appreciation Fund (6/03)                                         2005        1.409            1.625           10,437
                                                                             2004        1.209            1.409           10,437
                                                                             2003        1.000            1.209                -

    High Yield Bond Trust (6/04)                                             2005        1.056            1.044           12,742
                                                                             2004        0.991            1.056           12,749

    Managed Assets Trust (5/04)                                              2005        1.054            1.068                -
                                                                             2004        0.961            1.054                -

    Money Market Portfolio (5/03)                                            2005        0.973            0.977          175,158
                                                                             2004        0.988            0.973          244,288
                                                                             2003        1.000            0.988           12,446

AllianceBernstein Variable Product Series Fund, Inc.
    AllianceBernstein Large-Cap Growth Portfolio - Class B (6/03)            2005        1.204            1.348            3,923
                                                                             2004        1.139            1.204            3,926
                                                                             2003        1.000            1.139                -

American Funds Insurance Series
    Global Growth Fund - Class 2 Shares (6/03)                               2005        1.452            1.615           11,303
                                                                             2004        1.312            1.452           11,306
                                                                             2003        1.000            1.312                -

    Growth Fund - Class 2 Shares (5/03)                                      2005        1.373            1.556          228,030
                                                                             2004        1.251            1.373          156,901
                                                                             2003        1.000            1.251           34,401

    Growth-Income Fund - Class 2 Shares (5/03)                               2005        1.344            1.388          304,182
                                                                             2004        1.249            1.344          267,358
                                                                             2003        1.000            1.249           33,891

Delaware VIP Trust
    Delaware VIP REIT Series - Standard Class (6/03)                         2005        1.610            1.683            9,736
                                                                             2004        1.256            1.610           19,199
                                                                             2003        1.000            1.256            2,444

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)



                                                                                                                     NUMBER OF UNITS
                                                                                     UNIT VALUE AT    UNIT VALUE AT  OUTSTANDING AT
                         PORTFOLIO NAME                                      YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
-----------------------------------------------------------------            ----  -----------------  -------------  ---------------
Dreyfus Variable Investment Fund
    Dreyfus VIF - Appreciation Portfolio - Initial Shares (5/03)             2005        1.193            1.214                -
                                                                             2004        1.164            1.193                -
                                                                             2003        1.000            1.164                -

    Dreyfus VIF - Developing Leaders Portfolio - Initial Shares (5/03)       2005        1.386            1.430           34,575
                                                                             2004        1.276            1.386           34,372
                                                                             2003        1.000            1.276            7,737

FAM Variable Series Funds, Inc.
    Mercury Global Allocation V.I. Fund - Class III (3/04)                   2005        1.200            1.290           18,302
                                                                             2004        1.078            1.200           10,662
                                                                             2003        1.000            1.078                -

    Mercury Value Opportunities V.I. Fund - Class III (1/04)                 2005        1.198            1.287           38,377
                                                                             2004        1.071            1.198           40,140
                                                                             2003        1.000            1.071                -

Franklin Templeton Variable Insurance Products Trust
    Mutual Shares Securities Fund - Class 2 Shares (6/03)                    2005        1.318            1.421           86,984
                                                                             2004        1.200            1.318           83,133
                                                                             2003        1.000            1.200           52,522

    Templeton Developing Markets Securities Fund - Class 2 Shares (6/03)     2005        1.788            2.222           19,534
                                                                             2004        1.470            1.788           19,704
                                                                             2003        1.000            1.470                -

    Templeton Foreign Securities Fund - Class 2 Shares (6/03)                2005        1.537            1.652          138,831
                                                                             2004        1.330            1.537          117,899
                                                                             2003        1.104            1.330           19,832

    Templeton Growth Securities Fund - Class 2 Shares (6/03)                 2005        1.493            1.585           26,495
                                                                             2004        1.319            1.493           23,970
                                                                             2003        1.000            1.319            8,733

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)



                                                                                                                     NUMBER OF UNITS
                                                                                     UNIT VALUE AT    UNIT VALUE AT  OUTSTANDING AT
                         PORTFOLIO NAME                                      YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
-----------------------------------------------------------------            ----  -----------------  -------------  ---------------
Greenwich Street Series Fund
    Equity Index Portfolio - Class II Shares (5/03)                          2005        1.295            1.317          161,655
                                                                             2004        1.204            1.295          163,788
                                                                             2003        1.000            1.204           10,053

    Salomon Brothers Variable Aggressive Growth Fund - Class I Shares
      (6/03)                                                                 2005        1.347            1.443           28,075
                                                                             2004        1.265            1.347           14,742
                                                                             2003        1.000            1.265                -

    Salomon Brothers Variable Growth & Income Fund - Class I Shares
      (7/03)                                                                 2005        1.291            1.304           10,519
                                                                             2004        1.221            1.291           10,519
                                                                             2003        1.000            1.221                -

Janus Aspen Series
    Balanced Portfolio - Service Shares (6/03)                               2005        1.149            1.206            5,997
                                                                             2004        1.088            1.149            6,000
                                                                             2003        1.000            1.088            5,964

    Global Life Sciences Portfolio - Service Shares (5/03)                   2005        1.319            1.446            2,975
                                                                             2004        1.184            1.319            2,832
                                                                             2003        1.000            1.184                -

    Global Technology Portfolio - Service Shares (5/03)                      2005        1.351            1.470                -
                                                                             2004        1.377            1.351                -
                                                                             2003        1.000            1.377                -

    Worldwide Growth Portfolio - Service Shares (6/03)                       2005        1.270            1.308                -
                                                                             2004        1.246            1.270                -
                                                                             2003        1.000            1.246                -

Lazard Retirement Series, Inc.
    Lazard Retirement Small Cap Portfolio (6/03)                             2005        1.486            1.507          176,808
                                                                             2004        1.326            1.486          156,125
                                                                             2003        1.000            1.326           11,508

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)



                                                                                                                     NUMBER OF UNITS
                                                                                     UNIT VALUE AT    UNIT VALUE AT  OUTSTANDING AT
                         PORTFOLIO NAME                                      YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
-----------------------------------------------------------------            ----  -----------------  -------------  ---------------
Lord Abbett Series Fund, Inc.
    Growth and Income Portfolio (6/03)                                       2005        1.357            1.367           40,937
                                                                             2004        1.235            1.357           16,978
                                                                             2003        1.000            1.235            4,584

    Mid-Cap Value Portfolio (5/03)                                           2005        1.513            1.597          153,911
                                                                             2004        1.250            1.513          137,106
                                                                             2003        1.000            1.250           11,714

Oppenheimer Variable Account Funds
    Oppenheimer Main Street Fund/VA - Service Shares (6/04)                  2005        1.046            1.079            4,394
                                                                             2004        0.988            1.046            4,397

PIMCO Variable Insurance Trust
    Real Return Portfolio - Administrative Class (6/03)                      2005        1.105            1.100           35,977
                                                                             2004        1.040            1.105           35,321
                                                                             2003        1.000            1.040                -

    Total Return Portfolio - Administrative Class (5/03)                     2005        1.030            1.029          189,369
                                                                             2004        1.007            1.030          172,123
                                                                             2003        1.000            1.007           38,539

Putnam Variable Trust
    Putnam VT International Equity Fund - Class IB Shares (5/03)             2005        1.457            1.594                -
                                                                             2004        1.285            1.457                -
                                                                             2003        1.000            1.285                -

    Putnam VT Small Cap Value Fund - Class IB Shares (5/03)                  2005        1.749            1.826            1,382
                                                                             2004        1.421            1.749           10,679
                                                                             2003        1.000            1.421                -

Salomon Brothers Variable Series Funds Inc.
    All Cap Fund - Class I (6/03)                                            2005        1.376            1.396            8,489
                                                                             2004        1.302            1.376            7,447
                                                                             2003        1.000            1.302                -

    Investors Fund - Class I (6/03)                                          2005        1.363            1.416            8,318
                                                                             2004        1.266            1.363            8,318
                                                                             2003        1.000            1.266                -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)



                                                                                                                     NUMBER OF UNITS
                                                                                     UNIT VALUE AT    UNIT VALUE AT  OUTSTANDING AT
                         PORTFOLIO NAME                                      YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
-----------------------------------------------------------------            ----  -----------------  -------------  ---------------
    Large Cap Growth Fund - Class I (6/03)                                   2005        1.274            1.308            5,056
                                                                             2004        1.300            1.274            5,059
                                                                             2003        1.000            1.300            5,029

    Small Cap Growth Fund - Class I (6/03)                                   2005        1.595            1.632                -
                                                                             2004        1.421            1.595                -
                                                                             2003        1.000            1.421                -

The Travelers Series Trust
    AIM Capital Appreciation Portfolio (5/03)                                2005        1.265            1.342           16,043
                                                                             2004        1.218            1.265           16,046
                                                                             2003        1.000            1.218            5,362

    Convertible Securities Portfolio (6/03)                                  2005        1.175            1.150                -
                                                                             2004        1.134            1.175                -
                                                                             2003        1.000            1.134                -

    Disciplined Mid Cap Stock Portfolio (6/03)                               2005        1.467            1.608            1,411
                                                                             2004        1.291            1.467            1,347
                                                                             2003        1.000            1.291                -

    Equity Income Portfolio (5/03)                                           2005        1.315            1.340           15,797
                                                                             2004        1.227            1.315           15,824
                                                                             2003        1.000            1.227                -

    Federated High Yield Portfolio (5/03)                                    2005        1.186            1.186           28,114
                                                                             2004        1.102            1.186           28,131
                                                                             2003        1.000            1.102                -

    Federated Stock Portfolio (6/03)                                         2005        1.341            1.377                -
                                                                             2004        1.243            1.341                -
                                                                             2003        1.000            1.243                -

    Large Cap Portfolio (6/03)                                               2005        1.227            1.301           18,476
                                                                             2004        1.181            1.227           10,898
                                                                             2003        1.000            1.181                -

    Managed Allocation Series: Aggressive Portfolio (5/05)                   2005        1.000            1.094                -

    Managed Allocation Series: Conservative Portfolio (5/05)                 2005        1.000            1.025                -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)



                                                                                                                     NUMBER OF UNITS
                                                                                     UNIT VALUE AT    UNIT VALUE AT  OUTSTANDING AT
                         PORTFOLIO NAME                                      YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
-----------------------------------------------------------------            ----  -----------------  -------------  ---------------
Managed Allocation Series: Moderate Portfolio (5/05)                         2005        0.998            1.061                -

Managed Allocation Series: Moderate-Aggressive Portfolio (5/05)              2005        1.005            1.071           30,333

Managed Allocation Series: Moderate-Conservative Portfolio (6/05)            2005        1.014            1.041                -

Mercury Large Cap Core Portfolio (6/03)                                      2005        1.304            1.426            1,575
                                                                             2004        1.154            1.304                -
                                                                             2003        1.000            1.154                -

MFS Emerging Growth Portfolio (6/03)                                         2005        1.308            1.267                -
                                                                             2004        1.189            1.308                -
                                                                             2003        1.000            1.189                -

MFS Mid Cap Growth Portfolio (6/03)                                          2005        1.418            1.425           17,048
                                                                             2004        1.274            1.418           15,159
                                                                             2003        1.000            1.274            5,805

MFS Total Return Portfolio (5/03)                                            2005        1.217            1.222           49,901
                                                                             2004        1.119            1.217           49,550
                                                                             2003        1.000            1.119           14,792

MFS Value Portfolio (5/04)                                                   2005        1.104            1.147           18,132
                                                                             2004        0.964            1.104           18,132

Mondrian International Stock Portfolio (6/03)                                2005        1.420            1.517           18,076
                                                                             2004        1.258            1.420           10,074
                                                                             2003        1.000            1.258                -

Pioneer Fund Portfolio (6/03)                                                2005        1.283            1.327           17,723
                                                                             2004        1.184            1.283           17,727
                                                                             2003        1.000            1.184            4,732

Pioneer Mid Cap Value Portfolio (9/05)                                       2005        1.044            1.045                -

Pioneer Strategic Income Portfolio (6/04)                                    2005        1.079            1.091           11,524
                                                                             2004        0.978            1.079           11,530

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)



                                                                                                                     NUMBER OF UNITS
                                                                                     UNIT VALUE AT    UNIT VALUE AT  OUTSTANDING AT
                         PORTFOLIO NAME                                      YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
-----------------------------------------------------------------            ----  -----------------  -------------  ---------------
    Strategic Equity Portfolio (6/03)                                        2005        1.313            1.306            1,234
                                                                             2004        1.221            1.313            1,170
                                                                             2003        1.000            1.221                -

    Style Focus Series: Small Cap Growth Portfolio (6/05)                    2005        1.009            1.101                -

    Style Focus Series: Small Cap Value Portfolio (6/05)                     2005        1.043            1.102                -

    Travelers Quality Bond Portfolio (5/03)                                  2005        1.016            1.008                -
                                                                             2004        1.009            1.016                -
                                                                             2003        1.000            1.009                -

    U.S. Government Securities Portfolio (5/04)                              2005        1.040            1.058                -
                                                                             2004        0.979            1.040                -

Travelers Series Fund Inc.
    SB Adjustable Rate Income Portfolio - Class I Shares (11/03)             2005        0.983            0.981                -
                                                                             2004        0.996            0.983                -
                                                                             2003        1.000            0.996                -

    Social Awareness Stock Portfolio (6/04)                                  2005        1.039            1.058                -
                                                                             2004        0.985            1.039                -

Van Kampen Life Investment Trust
    Comstock Portfolio - Class II Shares (6/03)                              2005        1.435            1.457           40,913
                                                                             2004        1.253            1.435           47,094
                                                                             2003        1.000            1.253            5,339

    Enterprise Portfolio - Class II Shares (6/03)                            2005        1.195            1.257            2,790
                                                                             2004        1.180            1.195            2,792
                                                                             2003        1.000            1.180            2,775

Variable Insurance Products Fund
    Contrafund(R) Portfolio - Service Class 2 (6/03)                         2005        1.384            1.574           27,190
                                                                             2004        1.232            1.384           22,000
                                                                             2003        1.000            1.232            8,342

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)



                                                                                                                     NUMBER OF UNITS
                                                                                     UNIT VALUE AT    UNIT VALUE AT  OUTSTANDING AT
                         PORTFOLIO NAME                                      YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
-----------------------------------------------------------------            ----  -----------------  -------------  ---------------
Dynamic Capital Appreciation Portfolio - Service Class 2 (7/03)              2005        1.164            1.370           33,367
                                                                             2004        1.178            1.164            1,333
                                                                             2003        1.000            1.178                -

Mid Cap Portfolio - Service Class 2 (5/03)                                   2005        1.705            1.962           23,358
                                                                             2004        1.402            1.705           33,698
                                                                             2003        1.000            1.402            2,722



                                      NOTES



The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.



"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.



Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.



Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio - Class B changed its name to AllianceBernstein Large - Cap Growth Portfolio - Class B.



Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund - Class III changed its name to Mercury Value Opportunities V.I. Fund - Class III.



Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund - Class III changed its name to Mercury Global Allocation V.I. Fund - Class III.



On 02/25/2005, The Travelers Series Trust: MFS Emerging Growth Portfolio was merged into The Traveler Series Trust: MFS Mid Cap Growth Portfolio and is no longer available as a funding option.



On 02/25/2005, The AIM Equity Fund, Inc.: AIM Constellation Fund - Class A was replaced by The Travelers Series Trust: AIM Capital Appreciation Portfolio and is no longer available as a funding option.



On 02/25/2005, The Dreyfus/Laurel Funds, Inc: Dreyfus Disciplined Stock Fund was replaced by the Greenwich Street Series Fund: Equity Index Portfolio - Class
II Shares is no longer available as a funding option.

On 02/25/2005, The Neuberger Berman Equity Assets: Newberger Berman Guardian Fund Advisor Class was replaced by the American Funds Insuranace Series:
Growth - Income Fund - Class 2 Shares and is no longer available as a funding option.



On 02/25/2005. the Greenwich Street Series Funds:Diversified Strategic Income Portfolio was replaced by the Travelers Series Trust: Pioneer Strategic Income Portfolio and is no longer available as a funding option.



On 02/25/2005. the Smith Barney Equity Funds: Smith Barney Social Awareness Fund
- Class A was replaced by the Travelers Series Fund, Inc: Social Awareness
Stock Portfolio and is no longer available as a funding option.



On 02/25/2005. the Dreyfus A Bonds Plus, Inc: Dreyfus A Bonds Plus, Inc was replaced by the Travelers Series Trust: U.S. Government Securities Portfolio and is no longer available as a funding option.



Janus Aspen Series: Balanced Portfolio - Service Shares is no longer available to new Contract Owners.



Janus Aspen Series: Global Life Science Portfolio - Service Shares is no longer available to new Contract Owners.



Janus Aspen Series: Worldwide Growth Portfolio - Service Shares is no longer available to new Contract Owners.



Putnam Variable Trust: Putnam VT International Equity Fund - Class IB Shares is no longer available to new Contract Owners.



Van Kampen Life Investment Trust- Enterprise Portfolio Class II Shares is no longer available to new Contract Owners.



AllianceBernstein Large -Cap Growth Portfolio-Class B Shares is no longer available to new Contract Owners.

                         CONDENSED FINANCIAL INFORMATION



The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.



                         SEPARATE ACCOUNT CHARGES 1.70%



                                                                                                                     NUMBER OF UNITS
                                                                                    UNIT VALUE AT     UNIT VALUE AT  OUTSTANDING AT
                         PORTFOLIO NAME                                      YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
-----------------------------------------------------------------            ----  -----------------  -------------  ---------------
AIM Variable Insurance Funds
    AIM V.I. Utilities Fund (7/03)                                           2005        1.297            1.490          105,413
                                                                             2004        1.068            1.297            9,209
                                                                             2003        1.000            1.068                -

Credit Suisse Trust
    Credit Suisse Trust Emerging Markets Portfolio (7/03)                    2005        1.623            2.041          216,638
                                                                             2004        1.321            1.623          103,044
                                                                             2003        1.000            1.321                -

    Credit Suisse Trust Global Small Cap Portfolio (6/03)                    2005        1.438            1.642            9,796
                                                                             2004        1.240            1.438           15,037
                                                                             2003        1.000            1.240                -

Dreyfus Investment Portfolio
    Dreyfus MidCap Stock Portfolio - Service Shares (6/03)                   2005        1.318            1.411          338,758
                                                                             2004        1.173            1.318          244,608
                                                                             2003        1.000            1.173            5,290

Dreyfus Socially Responsible Growth Fund, Inc.
    Dreyfus Socially Responsible Growth Fund, Inc.- Service Shares (9/03)    2005        1.174            1.193                -
                                                                             2004        1.127            1.174                -
                                                                             2003        1.000            1.127                -

Scudder Investments VIT Funds
    Scudder Real Estate Securities Portfolio - Class B (6/03)                2005        1.498            1.639          339,450
                                                                             2004        1.165            1.498          241,279
                                                                             2003        1.000            1.165           45,106

    Scudder VIT Equity 500 Index Fund - Class B2 (9/05)                      2005        1.000            1.007          320,252

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)



                                                                                                                     NUMBER OF UNITS
                                                                                    UNIT VALUE AT     UNIT VALUE AT  OUTSTANDING AT
                         PORTFOLIO NAME                                      YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
-----------------------------------------------------------------            ----  -----------------  -------------  ---------------
Scudder Variable Series I
    21st Century Growth Portfolio - Class B (8/03)                           2005        1.228            1.119                -
                                                                             2004        1.129            1.228           51,695
                                                                             2003        1.000            1.129                -

    Capital Growth Portfolio - Class B (7/03)                                2005        1.181            1.260          374,532
                                                                             2004        1.117            1.181           47,800
                                                                             2003        1.000            1.117                -

    Global Discovery Portfolio - Class B (7/03)                              2005        1.519            1.763          200,109
                                                                             2004        1.255            1.519          109,539
                                                                             2003        1.000            1.255              823

    Growth and Income Portfolio - Class B (6/03)                             2005        1.219            1.267          279,007
                                                                             2004        1.129            1.219          177,522
                                                                             2003        1.000            1.129           43,405

    Health Sciences Portfolio - Class B (6/03)                               2005        1.207            1.282           72,037
                                                                             2004        1.125            1.207           37,089
                                                                             2003        1.000            1.125            3,171

    International Portfolio - Class B (7/03)                                 2005        1.356            1.542          197,762
                                                                             2004        1.186            1.356           98,900
                                                                             2003        1.000            1.186            9,070

    SVS I Scudder Bond Portfolio - Class B (6/05)                            2005        1.000            0.996                -

Scudder Variable Series II
    Scudder Blue Chip Portfolio - Class B (6/03)                             2005        1.315            1.418          251,620
                                                                             2004        1.157            1.315          149,561
                                                                             2003        1.000            1.157            9,007

    Scudder Conservative Income Strategy Portfolio - Class B (8/04)          2005        1.042            1.061          208,483
                                                                             2004        1.005            1.042            1,638

    Scudder Fixed Income Portfolio - Class B (6/03)                          2005        1.013            1.014          330,793
                                                                             2004        0.990            1.013          216,025
                                                                             2003        1.000            0.990           44,718

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)



                                                                                                                     NUMBER OF UNITS
                                                                                    UNIT VALUE AT     UNIT VALUE AT   OUTSTANDING AT
                         PORTFOLIO NAME                                      YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
-----------------------------------------------------------------            ----  -----------------  -------------  ---------------
Scudder Global Blue Chip Portfolio - Class B (8/03)                          2005        1.328            1.600          147,502
                                                                             2004        1.182            1.328          134,842
                                                                             2003        1.000            1.182            3,098

Scudder Government & Agency Securities Portfolio - Class B (6/03)            2005        1.013            1.018           68,938
                                                                             2004        0.997            1.013           62,938
                                                                             2003        1.000            0.997                -

Scudder Growth & Income Strategy Portfolio - Class B (8/04)                  2005        1.077            1.113          965,323
                                                                             2004        1.000            1.077           53,607

Scudder Growth Portfolio - Class B (7/03)                                    2005        1.143            1.100                -
                                                                             2004        1.110            1.143           36,604
                                                                             2003        1.000            1.110            1,706

Scudder Growth Strategy Portfolio - Class B (9/04)                           2005        1.096            1.142          350,415
                                                                             2004        1.016            1.096          191,037

Scudder High Income Portfolio - Class B (6/03)                               2005        1.205            1.225          195,670
                                                                             2004        1.093            1.205          134,860
                                                                             2003        1.000            1.093           58,769

Scudder Income & Growth Strategy Portfolio - Class B (8/04)                  2005        1.059            1.087           42,955
                                                                             2004        1.003            1.059            1,615

Scudder International Select Equity Portfolio - Class B (7/03)               2005        1.403            1.573          390,298
                                                                             2004        1.211            1.403          301,190
                                                                             2003        1.000            1.211            1,306

Scudder Mercury Large Cap Core Portfolio (2/05)                              2005        1.037            1.151           73,360

Scudder Mid-Cap Growth Portfolio - Class B (8/03)                            2005        1.188            1.339           21,983
                                                                             2004        1.166            1.188           22,362
                                                                             2003        1.000            1.166                -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)



                                                                                                                     NUMBER OF UNITS
                                                                                    UNIT VALUE AT     UNIT VALUE AT   OUTSTANDING AT
                         PORTFOLIO NAME                                      YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
-----------------------------------------------------------------            ----  -----------------  -------------  ---------------
Scudder Money Market Portfolio - Class B (7/03)                              2005        0.980            0.987          442,221
                                                                             2004        0.992            0.980           71,216
                                                                             2003        1.000            0.992          195,942

Scudder Salomon Aggressive Growth Portfolio (8/03)                           2005        1.290            1.436           11,635
                                                                             2004        1.177            1.290            7,562
                                                                             2003        1.000            1.177                -

Scudder Small Cap Growth Portfolio - Class B (7/03)                          2005        1.233            1.293          193,016
                                                                             2004        1.134            1.233           67,149
                                                                             2003        1.000            1.134            8,495

Scudder Strategic Income Portfolio - Class B (6/03)                          2005        1.050            1.052          227,819
                                                                             2004        0.986            1.050          138,333
                                                                             2003        1.000            0.986           45,771

Scudder Technology Growth Portfolio - Class B (7/03)                         2005        1.215            1.233           94,361
                                                                             2004        1.217            1.215           38,616
                                                                             2003        1.000            1.217            2,906

Scudder Templeton Foreign Value Portfolio (1/05)                             2005        1.054            1.133          107,542

Scudder Total Return Portfolio - Class B (7/03)                              2005        1.113            1.137          251,827
                                                                             2004        1.065            1.113           99,305
                                                                             2003        1.000            1.065                -

SVS Davis Venture Value Portfolio - Class B (7/03)                           2005        1.270            1.364          804,439
                                                                             2004        1.160            1.270          625,118
                                                                             2003        1.000            1.160           61,182

SVS Dreman Financial Services Portfolio - Class B (7/03)                     2005        1.240            1.213          242,509
                                                                             2004        1.131            1.240          212,395
                                                                             2003        1.000            1.131           18,862

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)



                                                                                                                     NUMBER OF UNITS
                                                                                     UNIT VALUE AT    UNIT VALUE AT  OUTSTANDING AT
                         PORTFOLIO NAME                                      YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
-----------------------------------------------------------------            ----  -----------------  -------------  ---------------
SVS Dreman High Return Equity Portfolio - Class B (6/03)                     2005        1.301            1.375          674,986
                                                                             2004        1.164            1.301          450,044
                                                                             2003        1.000            1.164           25,292

SVS Dreman Small Cap Value Portfolio - Class B (7/03)                        2005        1.538            1.660          722,662
                                                                             2004        1.246            1.538          471,136
                                                                             2003        1.000            1.246           48,180

SVS Eagle Focused Large Cap Growth Portfolio - Class B (7/03)                2005        1.117            1.021                -
                                                                             2004        1.120            1.117           89,290
                                                                             2003        1.000            1.120            5,153

SVS Focus Value & Growth Portfolio - Class B (8/03)                          2005        1.264            1.181                -
                                                                             2004        1.159            1.264           34,416
                                                                             2003        1.000            1.159                -

SVS II Scudder Large Cap Value Portfolio - Class B (7/03)                    2005        1.255            1.253          398,834
                                                                             2004        1.164            1.255          325,841
                                                                             2003        1.000            1.164           77,472

SVS Index 500 Portfolio - Class B (7/03)                                     2005        1.226            1.248                -
                                                                             2004        1.134            1.226          172,205
                                                                             2003        1.000            1.134                -

SVS Janus Growth And Income Portfolio - Class B (8/03)                       2005        1.224            1.345          179,473
                                                                             2004        1.121            1.224          149,373
                                                                             2003        1.000            1.121           72,596

SVS Janus Growth Opportunities Portfolio - Class B (7/03)                    2005        1.226            1.292           13,613
                                                                             2004        1.112            1.226            4,455
                                                                             2003        1.000            1.112                -

SVS MFS Strategic Value Portfolio - Class B (8/03)                           2005        1.297            1.267           34,874
                                                                             2004        1.124            1.297           29,532
                                                                             2003        1.000            1.124            6,048

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)



                                                                                                                     NUMBER OF UNITS
                                                                                     UNIT VALUE AT    UNIT VALUE AT  OUTSTANDING AT
                         PORTFOLIO NAME                                      YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
-----------------------------------------------------------------            ----  -----------------  -------------  ---------------
    SVS Oak Strategic Equity Portfolio - Class B (7/03)                      2005        1.185            1.113          383,268
                                                                             2004        1.195            1.185          334,163
                                                                             2003        1.000            1.195           32,143

    SVS Turner Mid Cap Growth Portfolio - Class B (7/03)                     2005        1.321            1.445          130,789
                                                                             2004        1.214            1.321          107,527
                                                                             2003        1.000            1.214            2,851

The Alger American Fund
    Alger American Balanced Portfolio - Class S Shares (6/03)                2005        1.091            1.160          223,898
                                                                             2004        1.064            1.091          129,574
                                                                             2003        1.000            1.064                -

    Alger American Leveraged AllCap Portfolio - Class S Shares (7/03)        2005        1.191            1.337           45,319
                                                                             2004        1.123            1.191           17,123
                                                                             2003        1.000            1.123            3,126

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 1.75%



                                                                                                                     NUMBER OF UNITS
                                                                                     UNIT VALUE AT    UNIT VALUE AT  OUTSTANDING AT
                         PORTFOLIO NAME                                      YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
-----------------------------------------------------------------            ----  -----------------  -------------  ---------------
AIM Variable Insurance Funds
    AIM V.I. Utilities Fund (7/03)                                           2005        1.296            1.488                -
                                                                             2004        1.068            1.296                -
                                                                             2003        1.000            1.068                -

Credit Suisse Trust
    Credit Suisse Trust Emerging Markets Portfolio (7/03)                    2005        1.621            2.038              650
                                                                             2004        1.321            1.621                -
                                                                             2003        1.000            1.321                -

    Credit Suisse Trust Global Small Cap Portfolio (6/03)                    2005        1.437            1.640                -
                                                                             2004        1.239            1.437                -
                                                                             2003        1.000            1.239                -

Dreyfus Investment Portfolio
    Dreyfus MidCap Stock Portfolio - Service Shares (6/03)                   2005        1.317            1.410                -
                                                                             2004        1.173            1.317                -
                                                                             2003        1.000            1.173                -

Dreyfus Socially Responsible Growth Fund, Inc.
    Dreyfus Socially Responsible Growth Fund, Inc.- Service Shares (9/03)    2005        1.173            1.191                -
                                                                             2004        1.127            1.173                -
                                                                             2003        1.000            1.127                -

Scudder Investments VIT Funds
    Scudder Real Estate Securities Portfolio - Class B (6/03)                2005        1.497            1.637              340
                                                                             2004        1.165            1.497                -
                                                                             2003        1.000            1.165                -

    Scudder VIT Equity 500 Index Fund - Class B2 (9/05)                      2005        1.000            1.007                -

Scudder Variable Series I
    21st Century Growth Portfolio - Class B (8/03)                           2005        1.227            1.118                -
                                                                             2004        1.129            1.227                -
                                                                             2003        1.000            1.129                -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)



                                                                                                                     NUMBER OF UNITS
                                                                                     UNIT VALUE AT    UNIT VALUE AT  OUTSTANDING AT
                         PORTFOLIO NAME                                      YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
-----------------------------------------------------------------            ----  -----------------  -------------  ---------------
    Capital Growth Portfolio - Class B (7/03)                                2005        1.180            1.258                -
                                                                             2004        1.116            1.180                -
                                                                             2003        1.000            1.116                -

    Global Discovery Portfolio - Class B (7/03)                              2005        1.518            1.761              342
                                                                             2004        1.255            1.518                -
                                                                             2003        1.000            1.255                -

    Growth and Income Portfolio - Class B (6/03)                             2005        1.218            1.265                -
                                                                             2004        1.129            1.218                -
                                                                             2003        1.000            1.129                -

    Health Sciences Portfolio - Class B (6/03)                               2005        1.206            1.281            1,322
                                                                             2004        1.124            1.206                -
                                                                             2003        1.000            1.124                -

    International Portfolio - Class B (7/03)                                 2005        1.355            1.540                -
                                                                             2004        1.186            1.355                -
                                                                             2003        1.000            1.186                -

    SVS I Scudder Bond Portfolio - Class B (6/05)                            2005        1.000            0.996                -

Scudder Variable Series II
    Scudder Blue Chip Portfolio - Class B (6/03)                             2005        1.314            1.416                -
                                                                             2004        1.157            1.314                -
                                                                             2003        1.000            1.157                -

    Scudder Conservative Income Strategy Portfolio - Class B (8/04)          2005        1.042            1.060                -
                                                                             2004        1.005            1.042                -

    Scudder Fixed Income Portfolio - Class B (6/03)                          2005        1.012            1.013                -
                                                                             2004        0.989            1.012                -
                                                                             2003        1.000            0.989                -

    Scudder Global Blue Chip Portfolio - Class B (8/03)                      2005        1.327            1.598                -
                                                                             2004        1.181            1.327                -
                                                                             2003        1.000            1.181                -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)



                                                                                                                     NUMBER OF UNITS
                                                                                     UNIT VALUE AT    UNIT VALUE AT  OUTSTANDING AT
                         PORTFOLIO NAME                                      YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
-----------------------------------------------------------------            ----  -----------------  -------------  ---------------
Scudder Government & Agency Securities Portfolio - Class B (6/03)            2005        1.012            1.017                -
                                                                             2004        0.997            1.012                -
                                                                             2003        1.000            0.997                -

Scudder Growth & Income Strategy Portfolio - Class B (8/04)                  2005        1.077            1.112            2,865
                                                                             2004        1.000            1.077                -

Scudder Growth Portfolio - Class B (7/03)                                    2005        1.142            1.099                -
                                                                             2004        1.109            1.142                -
                                                                             2003        1.000            1.109                -

Scudder Growth Strategy Portfolio - Class B (9/04)                           2005        1.096            1.142           13,716
                                                                             2004        1.016            1.096                -

Scudder High Income Portfolio - Class B (6/03)                               2005        1.204            1.223                -
                                                                             2004        1.093            1.204                -
                                                                             2003        1.000            1.093                -

Scudder Income & Growth Strategy Portfolio - Class B (8/04)                  2005        1.059            1.086                -
                                                                             2004        1.003            1.059                -

Scudder International Select Equity Portfolio - Class B (7/03)               2005        1.402            1.571                -
                                                                             2004        1.211            1.402                -
                                                                             2003        1.000            1.211                -

Scudder Mercury Large Cap Core Portfolio (2/05)                              2005        1.037            1.150                -

Scudder Mid-Cap Growth Portfolio - Class B (8/03)                            2005        1.187            1.338                -
                                                                             2004        1.166            1.187                -
                                                                             2003        1.000            1.166                -

Scudder Money Market Portfolio - Class B (7/03)                              2005        0.979            0.986                -
                                                                             2004        0.991            0.979                -
                                                                             2003        1.000            0.991                -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)



                                                                                                                     NUMBER OF UNITS
                                                                                     UNIT VALUE AT    UNIT VALUE AT  OUTSTANDING AT
                         PORTFOLIO NAME                                      YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
-----------------------------------------------------------------            ----  -----------------  -------------  ---------------
Scudder Salomon Aggressive Growth Portfolio (8/03)                           2005        1.288            1.434                -
                                                                             2004        1.177            1.288                -
                                                                             2003        1.000            1.177                -

Scudder Small Cap Growth Portfolio - Class B (7/03)                          2005        1.232            1.292                -
                                                                             2004        1.134            1.232                -
                                                                             2003        1.000            1.134                -

Scudder Strategic Income Portfolio - Class B (6/03)                          2005        1.049            1.051                -
                                                                             2004        0.986            1.049                -
                                                                             2003        1.000            0.986                -

Scudder Technology Growth Portfolio - Class B (7/03)                         2005        1.214            1.232                -
                                                                             2004        1.217            1.214                -
                                                                             2003        1.000            1.217                -

Scudder Templeton Foreign Value Portfolio (1/05)                             2005        1.054            1.133                -

Scudder Total Return Portfolio - Class B (7/03)                              2005        1.112            1.136                -
                                                                             2004        1.064            1.112                -
                                                                             2003        1.000            1.064                -

SVS Davis Venture Value Portfolio - Class B (7/03)                           2005        1.269            1.362                -
                                                                             2004        1.159            1.269                -
                                                                             2003        1.000            1.159                -

SVS Dreman Financial Services Portfolio - Class B (7/03)                     2005        1.239            1.212                -
                                                                             2004        1.131            1.239                -
                                                                             2003        1.000            1.131                -

SVS Dreman High Return Equity Portfolio - Class B (6/03)                     2005        1.300            1.373            1,204
                                                                             2004        1.164            1.300                -
                                                                             2003        1.000            1.164                -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)



                                                                                                                     NUMBER OF UNITS
                                                                                     UNIT VALUE AT    UNIT VALUE AT  OUTSTANDING AT
                         PORTFOLIO NAME                                      YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
-----------------------------------------------------------------            ----  -----------------  -------------  ---------------
SVS Dreman Small Cap Value Portfolio - Class B (7/03)                        2005        1.537            1.658                -
                                                                             2004        1.246            1.537                -
                                                                             2003        1.000            1.246                -

SVS Eagle Focused Large Cap Growth Portfolio - Class B (7/03)                2005        1.116            1.020                -
                                                                             2004        1.119            1.116                -
                                                                             2003        1.000            1.119                -

SVS Focus Value & Growth Portfolio - Class B (8/03)                          2005        1.263            1.180                -
                                                                             2004        1.159            1.263                -
                                                                             2003        1.000            1.159                -

SVS II Scudder Large Cap Value Portfolio - Class B (7/03)                    2005        1.254            1.252                -
                                                                             2004        1.164            1.254                -
                                                                             2003        1.000            1.164                -

SVS Index 500 Portfolio - Class B (7/03)                                     2005        1.225            1.246                -
                                                                             2004        1.133            1.225                -
                                                                             2003        1.000            1.133                -

SVS Janus Growth And Income Portfolio - Class B (8/03)                       2005        1.223            1.343                -
                                                                             2004        1.121            1.223                -
                                                                             2003        1.000            1.121                -

SVS Janus Growth Opportunities Portfolio - Class B (7/03)                    2005        1.225            1.290                -
                                                                             2004        1.111            1.225                -
                                                                             2003        1.000            1.111                -

SVS MFS Strategic Value Portfolio - Class B (8/03)                           2005        1.296            1.266                -
                                                                             2004        1.123            1.296                -
                                                                             2003        1.000            1.123                -

SVS Oak Strategic Equity Portfolio - Class B (7/03)                          2005        1.185            1.112                -
                                                                             2004        1.195            1.185                -
                                                                             2003        1.000            1.195                -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)



                                                                                                                     NUMBER OF UNITS
                                                                                     UNIT VALUE AT    UNIT VALUE AT  OUTSTANDING AT
                         PORTFOLIO NAME                                      YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
-----------------------------------------------------------------            ----  -----------------  -------------  ---------------
    SVS Turner Mid Cap Growth Portfolio - Class B (7/03)                     2005        1.320            1.443                -
                                                                             2004        1.214            1.320                -
                                                                             2003        1.000            1.214                -

The Alger American Fund
    Alger American Balanced Portfolio - Class S Shares (6/03)                2005        1.090            1.158                -
                                                                             2004        1.064            1.090                -
                                                                             2003        1.000            1.064                -

    Alger American Leveraged AllCap Portfolio - Class S Shares (7/03)        2005        1.190            1.335                -
                                                                             2004        1.122            1.190                -
                                                                             2003        1.000            1.122                -

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 1.80%



                                                                                                                     NUMBER OF UNITS
                                                                                     UNIT VALUE AT    UNIT VALUE AT  OUTSTANDING AT
                         PORTFOLIO NAME                                      YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
-----------------------------------------------------------------            ----  -----------------  -------------  ---------------
AIM Variable Insurance Funds
    AIM V.I. Utilities Fund (7/03)                                           2005        1.295            1.486                -
                                                                             2004        1.067            1.295                -
                                                                             2003        1.000            1.067                -

Credit Suisse Trust
    Credit Suisse Trust Emerging Markets Portfolio (7/03)                    2005        1.620            2.036                -
                                                                             2004        1.320            1.620                -
                                                                             2003        1.000            1.320                -

    Credit Suisse Trust Global Small Cap Portfolio (6/03)                    2005        1.436            1.638                -
                                                                             2004        1.239            1.436                -
                                                                             2003        1.000            1.239                -

Dreyfus Investment Portfolio
    Dreyfus MidCap Stock Portfolio - Service Shares (6/03)                   2005        1.316            1.408                -
                                                                             2004        1.173            1.316                -
                                                                             2003        1.000            1.173                -

Dreyfus Socially Responsible Growth Fund, Inc.
    Dreyfus Socially Responsible Growth Fund, Inc.- Service Shares (9/03)    2005        1.172            1.190                -
                                                                             2004        1.126            1.172                -
                                                                             2003        1.000            1.126                -

Scudder Investments VIT Funds
    Scudder Real Estate Securities Portfolio - Class B (6/03)                2005        1.496            1.635                -
                                                                             2004        1.165            1.496                -
                                                                             2003        1.000            1.165                -

    Scudder VIT Equity 500 Index Fund - Class B2 (9/05)                      2005        1.000            1.006                -

Scudder Variable Series I
    21st Century Growth Portfolio - Class B (8/03)                           2005        1.226            1.117                -
                                                                             2004        1.129            1.226                -
                                                                             2003        1.000            1.129                -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)



                                                                                                                     NUMBER OF UNITS
                                                                                     UNIT VALUE AT    UNIT VALUE AT  OUTSTANDING AT
                         PORTFOLIO NAME                                      YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
-----------------------------------------------------------------            ----  -----------------  -------------  ---------------
    Capital Growth Portfolio - Class B (7/03)                                2005        1.179            1.257                -
                                                                             2004        1.116            1.179                -
                                                                             2003        1.000            1.116                -

    Global Discovery Portfolio - Class B (7/03)                              2005        1.517            1.759                -
                                                                             2004        1.254            1.517                -
                                                                             2003        1.000            1.254                -

    Growth and Income Portfolio - Class B (6/03)                             2005        1.217            1.264                -
                                                                             2004        1.129            1.217                -
                                                                             2003        1.000            1.129                -

    Health Sciences Portfolio - Class B (6/03)                               2005        1.205            1.279                -
                                                                             2004        1.124            1.205                -
                                                                             2003        1.000            1.124                -

    International Portfolio - Class B (7/03)                                 2005        1.354            1.539                -
                                                                             2004        1.186            1.354                -
                                                                             2003        1.000            1.186                -

    SVS I Scudder Bond Portfolio - Class B (6/05)                            2005        1.000            0.996                -

Scudder Variable Series II
    Scudder Blue Chip Portfolio - Class B (6/03)                             2005        1.313            1.414            9,022
                                                                             2004        1.157            1.313                -
                                                                             2003        1.000            1.157                -

    Scudder Conservative Income Strategy Portfolio - Class B (8/04)          2005        1.042            1.060            5,563
                                                                             2004        1.005            1.042                -

    Scudder Fixed Income Portfolio - Class B (6/03)                          2005        1.011            1.012                -
                                                                             2004        0.989            1.011                -
                                                                             2003        1.000            0.989                -

    Scudder Global Blue Chip Portfolio - Class B (8/03)                      2005        1.326            1.596                -
                                                                             2004        1.181            1.326                -
                                                                             2003        1.000            1.181                -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)



                                                                                                                     NUMBER OF UNITS
                                                                                     UNIT VALUE AT    UNIT VALUE AT  OUTSTANDING AT
                         PORTFOLIO NAME                                      YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
-----------------------------------------------------------------            ----  -----------------  -------------  ---------------
    Scudder Government & Agency Securities Portfolio - Class B (6/03)        2005        1.011            1.016                -
                                                                             2004        0.996            1.011                -
                                                                             2003        1.000            0.996                -

    Scudder Growth & Income Strategy Portfolio - Class B (8/04)              2005        1.077            1.111           69,899
                                                                             2004        1.000            1.077                -

    Scudder Growth Portfolio - Class B (7/03)                                2005        1.141            1.098                -
                                                                             2004        1.109            1.141                -
                                                                             2003        1.000            1.109                -

    Scudder Growth Strategy Portfolio - Class B (9/04)                       2005        1.096            1.141           35,630
                                                                             2004        1.016            1.096                -

    Scudder High Income Portfolio - Class B (6/03)                           2005        1.203            1.222                -
                                                                             2004        1.093            1.203                -
                                                                             2003        1.000            1.093                -

    Scudder Income & Growth Strategy Portfolio - Class B (8/04)              2005        1.059            1.086                -
                                                                             2004        1.003            1.059                -

    Scudder International Select Equity Portfolio - Class B (7/03)           2005        1.401            1.569                -
                                                                             2004        1.211            1.401                -
                                                                             2003        1.000            1.211                -

    Scudder Mercury Large Cap Core Portfolio (2/05)                          2005        1.037            1.150                -

    Scudder Mid-Cap Growth Portfolio - Class B (8/03)                        2005        1.186            1.336                -
                                                                             2004        1.166            1.186                -
                                                                             2003        1.000            1.166                -

    Scudder Money Market Portfolio - Class B (7/03)                          2005        0.978            0.984                -
                                                                             2004        0.991            0.978                -
                                                                             2003        1.000            0.991                -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)



                                                                                                                     NUMBER OF UNITS
                                                                                     UNIT VALUE AT    UNIT VALUE AT  OUTSTANDING AT
                         PORTFOLIO NAME                                      YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
-----------------------------------------------------------------            ----  -----------------  -------------  ---------------
Scudder Salomon Aggressive Growth Portfolio (8/03)                           2005        1.287            1.432                -
                                                                             2004        1.176            1.287                -
                                                                             2003        1.000            1.176                -

Scudder Small Cap Growth Portfolio - Class B (7/03)                          2005        1.231            1.290                -
                                                                             2004        1.134            1.231                -
                                                                             2003        1.000            1.134                -

Scudder Strategic Income Portfolio - Class B (6/03)                          2005        1.048            1.049                -
                                                                             2004        0.986            1.048                -
                                                                             2003        1.000            0.986                -

Scudder Technology Growth Portfolio - Class B (7/03)                         2005        1.213            1.230                -
                                                                             2004        1.217            1.213                -
                                                                             2003        1.000            1.217                -

Scudder Templeton Foreign Value Portfolio (1/05)                             2005        1.054            1.132           13,738

Scudder Total Return Portfolio - Class B (7/03)                              2005        1.112            1.134            8,101
                                                                             2004        1.064            1.112                -
                                                                             2003        1.000            1.064                -

SVS Davis Venture Value Portfolio - Class B (7/03)                           2005        1.268            1.361            9,330
                                                                             2004        1.159            1.268                -
                                                                             2003        1.000            1.159                -

SVS Dreman Financial Services Portfolio - Class B (7/03)                     2005        1.238            1.210                -
                                                                             2004        1.130            1.238                -
                                                                             2003        1.000            1.130                -

SVS Dreman High Return Equity Portfolio - Class B (6/03)                     2005        1.299            1.371            9,178
                                                                             2004        1.164            1.299                -
                                                                             2003        1.000            1.164                -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)



                                                                                                                     NUMBER OF UNITS
                                                                                     UNIT VALUE AT    UNIT VALUE AT  OUTSTANDING AT
                         PORTFOLIO NAME                                      YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
-----------------------------------------------------------------            ----  -----------------  -------------  ---------------
SVS Dreman Small Cap Value Portfolio - Class B (7/03)                        2005        1.536            1.656                -
                                                                             2004        1.246            1.536                -
                                                                             2003        1.000            1.246                -

SVS Eagle Focused Large Cap Growth Portfolio - Class B (7/03)                2005        1.116            1.019                -
                                                                             2004        1.119            1.116                -
                                                                             2003        1.000            1.119                -

SVS Focus Value & Growth Portfolio - Class B (8/03)                          2005        1.262            1.179                -
                                                                             2004        1.158            1.262                -
                                                                             2003        1.000            1.158                -

SVS II Scudder Large Cap Value Portfolio - Class B (7/03)                    2005        1.253            1.250                -
                                                                             2004        1.163            1.253                -
                                                                             2003        1.000            1.163                -

SVS Index 500 Portfolio - Class B (7/03)                                     2005        1.224            1.245                -
                                                                             2004        1.133            1.224                -
                                                                             2003        1.000            1.133                -

SVS Janus Growth And Income Portfolio - Class B (8/03)                       2005        1.223            1.341                -
                                                                             2004        1.121            1.223                -
                                                                             2003        1.000            1.121                -

SVS Janus Growth Opportunities Portfolio - Class B (7/03)                    2005        1.225            1.288                -
                                                                             2004        1.111            1.225                -
                                                                             2003        1.000            1.111                -

SVS MFS Strategic Value Portfolio - Class B (8/03)                           2005        1.295            1.264                -
                                                                             2004        1.123            1.295                -
                                                                             2003        1.000            1.123                -

SVS Oak Strategic Equity Portfolio - Class B (7/03)                          2005        1.184            1.110                -
                                                                             2004        1.195            1.184                -
                                                                             2003        1.000            1.195                -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)



                                                                                                                     NUMBER OF UNITS
                                                                                     UNIT VALUE AT    UNIT VALUE AT  OUTSTANDING AT
                         PORTFOLIO NAME                                      YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
-----------------------------------------------------------------            ----  -----------------  -------------  ---------------
    SVS Turner Mid Cap Growth Portfolio - Class B (7/03)                     2005        1.319            1.441                -
                                                                             2004        1.214            1.319                -
                                                                             2003        1.000            1.214                -

The Alger American Fund
    Alger American Balanced Portfolio - Class S Shares (6/03)                2005        1.089            1.157                -
                                                                             2004        1.063            1.089                -
                                                                             2003        1.000            1.063                -

    Alger American Leveraged AllCap Portfolio - Class S Shares (7/03)        2005        1.189            1.333                -
                                                                             2004        1.122            1.189                -
                                                                             2003        1.000            1.122                -

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 1.90%



                                                                UNIT VALUE AT                      NUMBER OF UNITS
                                                                BEGINNING OF       UNIT VALUE AT   OUTSTANDING AT
                 PORTFOLIO NAME                       YEAR          YEAR            END OF YEAR      END OF YEAR
----------------------------------------------------  ----      -------------      -------------   ---------------
AIM Variable Insurance Funds
   AIM V.I. Utilities Fund (7/03)                     2005           1.293             1.482              7,940
                                                      2004           1.067             1.293              5,865
                                                      2003           1.000             1.067                  -

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets
   Portfolio (7/03)                                   2005           1.618             2.031             84,873
                                                      2004           1.320             1.618             33,290
                                                      2003           1.000             1.320              2,970

   Credit Suisse Trust Global Small Cap
   Portfolio (6/03)                                   2005           1.434             1.634             11,753
                                                      2004           1.238             1.434              4,637
                                                      2003           1.000             1.238                  -

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service
   Shares (6/03)                                      2005           1.314             1.404            311,151
                                                      2004           1.172             1.314            237,526
                                                      2003           1.000             1.172            135,909

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund,
   Inc.- Service Shares (9/03)                        2005           1.170             1.187              8,266
                                                      2004           1.126             1.170                  -
                                                      2003           1.000             1.126                  -

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio
   - Class B (6/03)                                   2005           1.493             1.631             80,078
                                                      2004           1.164             1.493             52,351
                                                      2003           1.000             1.164              7,128

   Scudder VIT Equity 500 Index Fund -
   Class B2 (9/05)                                    2005           1.000             1.006            280,830

Scudder Variable Series I
   21st Century Growth Portfolio - Class B (8/03)     2005           1.224             1.115                  -
                                                      2004           1.128             1.224             13,285
                                                      2003           1.000             1.128              6,101

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)



                                                                UNIT VALUE AT                      NUMBER OF UNITS
                                                                BEGINNING OF       UNIT VALUE AT   OUTSTANDING AT
                 PORTFOLIO NAME                       YEAR          YEAR            END OF YEAR      END OF YEAR
----------------------------------------------------  ----      -------------      -------------   ---------------
   Capital Growth Portfolio - Class B (7/03)          2005           1.177             1.253            219,398
                                                      2004           1.115             1.177             40,798
                                                      2003           1.000             1.115              9,919

   Global Discovery Portfolio - Class B (7/03)        2005           1.514             1.754             92,266
                                                      2004           1.254             1.514             86,355
                                                      2003           1.000             1.254             80,019

   Growth and Income Portfolio - Class B (6/03)       2005           1.215             1.260             71,725
                                                      2004           1.128             1.215             60,808
                                                      2003           1.000             1.128             11,461

   Health Sciences Portfolio - Class B (6/03)         2005           1.203             1.276            100,524
                                                      2004           1.123             1.203             82,582
                                                      2003           1.000             1.123              4,467

   International Portfolio - Class B (7/03)           2005           1.352             1.535             67,095
                                                      2004           1.185             1.352             68,664
                                                      2003           1.000             1.185             12,939

   SVS I Scudder Bond Portfolio - Class B (6/05)      2005           1.000             0.995             26,780

Scudder Variable Series II
   Scudder Blue Chip Portfolio - Class B (6/03)       2005           1.311             1.411             66,015
                                                      2004           1.156             1.311             43,677
                                                      2003           1.000             1.156              2,365

   Scudder Conservative Income Strategy
   Portfolio - Class B (8/04)                         2005           1.042             1.058             51,840
                                                      2004           1.005             1.042                  -

   Scudder Fixed Income Portfolio - Class B (6/03)    2005           1.010             1.009            377,160
                                                      2004           0.989             1.010            387,894
                                                      2003           1.000             0.989             30,850

   Scudder Global Blue Chip Portfolio -
   Class B (8/03)                                     2005           1.324             1.592             15,259
                                                      2004           1.180             1.324             14,738
                                                      2003           1.000             1.180              1,413

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)



                                                                UNIT VALUE AT                      NUMBER OF UNITS
                                                                BEGINNING OF       UNIT VALUE AT   OUTSTANDING AT
                 PORTFOLIO NAME                       YEAR          YEAR            END OF YEAR      END OF YEAR
----------------------------------------------------  ----      -------------      -------------   ---------------
Scudder Government & Agency Securities
Portfolio - Class B (6/03)                            2005           1.010             1.013             96,984
                                                      2004           0.996             1.010             86,598
                                                      2003           1.000             0.996             10,475

Scudder Growth & Income Strategy Portfolio -
Class B (8/04)                                        2005           1.076             1.110            701,569
                                                      2004           1.000             1.076             89,489

Scudder Growth Portfolio - Class B (7/03)             2005           1.140             1.096                  -
                                                      2004           1.108             1.140             80,951
                                                      2003           1.000             1.108             30,229

Scudder Growth Strategy Portfolio -
Class B (9/04)                                        2005           1.095             1.139          1,080,304
                                                      2004           1.016             1.095          1,055,108

Scudder High Income Portfolio - Class B (6/03)        2005           1.201             1.219            487,910
                                                      2004           1.092             1.201            488,827
                                                      2003           1.000             1.092            129,297

Scudder Income & Growth Strategy Portfolio -
Class B (8/04)                                        2005           1.058             1.084            204,582
                                                      2004           1.003             1.058                  -

Scudder International Select Equity Portfolio -
Class B (7/03)                                        2005           1.399             1.565            198,644
                                                      2004           1.210             1.399            177,932
                                                      2003           1.000             1.210             88,264

Scudder Mercury Large Cap Core
Portfolio (2/05)                                      2005           1.037             1.149                  -

Scudder Mid-Cap Growth Portfolio -
Class B (8/03)                                        2005           1.184             1.332             21,597
                                                      2004           1.165             1.184             21,757
                                                      2003           1.000             1.165             19,438

Scudder Money Market Portfolio - Class B (7/03)       2005           0.977             0.982                  -
                                                      2004           0.990             0.977            191,582
                                                      2003           1.000             0.990              6,766

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)



                                                                UNIT VALUE AT                      NUMBER OF UNITS
                                                                BEGINNING OF       UNIT VALUE AT   OUTSTANDING AT
                 PORTFOLIO NAME                       YEAR          YEAR            END OF YEAR      END OF YEAR
----------------------------------------------------  ----      -------------      -------------   ---------------
Scudder Salomon Aggressive Growth
Portfolio (8/03)                                      2005           1.285             1.428                  -
                                                      2004           1.176             1.285                  -
                                                      2003           1.000             1.176                  -

Scudder Small Cap Growth Portfolio -
Class B (7/03)                                        2005           1.229             1.287             37,360
                                                      2004           1.133             1.229             34,841
                                                      2003           1.000             1.133              7,716

Scudder Strategic Income Portfolio -
Class B (6/03)                                        2005           1.047             1.047             85,631
                                                      2004           0.985             1.047             68,182
                                                      2003           1.000             0.985             33,347

Scudder Technology Growth Portfolio -
Class B (7/03)                                        2005           1.211             1.227             79,629
                                                      2004           1.216             1.211             83,046
                                                      2003           1.000             1.216             23,585

Scudder Templeton Foreign Value
Portfolio (1/05)                                      2005           1.053             1.131             11,024

Scudder Total Return Portfolio - Class B (7/03)       2005           1.110             1.131             31,449
                                                      2004           1.063             1.110             25,566
                                                      2003           1.000             1.063             12,272

SVS Davis Venture Value Portfolio -
Class B (7/03)                                        2005           1.266             1.357            495,852
                                                      2004           1.158             1.266            384,222
                                                      2003           1.000             1.158            205,191

SVS Dreman Financial Services Portfolio -
Class B (7/03)                                        2005           1.236             1.207             58,332
                                                      2004           1.130             1.236             57,599
                                                      2003           1.000             1.130              3,862

SVS Dreman High Return Equity Portfolio -
Class B (6/03)                                        2005           1.297             1.368            425,665
                                                      2004           1.163             1.297            165,556
                                                      2003           1.000             1.163             16,498

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)



                                                                UNIT VALUE AT                      NUMBER OF UNITS
                                                                BEGINNING OF       UNIT VALUE AT   OUTSTANDING AT
                PORTFOLIO NAME                        YEAR          YEAR            END OF YEAR      END OF YEAR
----------------------------------------------------  ----      -------------      -------------   ---------------
SVS Dreman Small Cap Value Portfolio -
Class B (7/03)                                        2005           1.533             1.652            286,687
                                                      2004           1.245             1.533            199,743
                                                      2003           1.000             1.245            101,766

SVS Eagle Focused Large Cap Growth
Portfolio - Class B (7/03)                            2005           1.114             1.017                  -
                                                      2004           1.118             1.114             97,474
                                                      2003           1.000             1.118              5,550

SVS Focus Value & Growth Portfolio -
Class B (8/03)                                        2005           1.260             1.177                  -
                                                      2004           1.158             1.260             11,876
                                                      2003           1.000             1.158                  -

SVS II Scudder Large Cap Value Portfolio -
Class B (7/03)                                        2005           1.251             1.247            149,976
                                                      2004           1.163             1.251            149,631
                                                      2003           1.000             1.163             39,498

SVS Index 500 Portfolio - Class B (7/03)              2005           1.222             1.242                  -
                                                      2004           1.132             1.222            226,684
                                                      2003           1.000             1.132             20,158

SVS Janus Growth And Income Portfolio -
Class B (8/03)                                        2005           1.221             1.338            267,964
                                                      2004           1.120             1.221            199,224
                                                      2003           1.000             1.120            119,673

SVS Janus Growth Opportunities Portfolio -
Class B (7/03)                                        2005           1.223             1.285             80,567
                                                      2004           1.110             1.223             70,171
                                                      2003           1.000             1.110             73,182

SVS MFS Strategic Value Portfolio -
Class B (8/03)                                        2005           1.293             1.261             55,200
                                                      2004           1.122             1.293             54,473
                                                      2003           1.000             1.122              1,201

SVS Oak Strategic Equity Portfolio -
Class B (7/03)                                        2005           1.182             1.107            185,439
                                                      2004           1.194             1.182             24,245
                                                      2003           1.000             1.194                  -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)



                                                                UNIT VALUE AT                      NUMBER OF UNITS
                                                                BEGINNING OF       UNIT VALUE AT   OUTSTANDING AT
                  PORTFOLIO NAME                      YEAR          YEAR            END OF YEAR      END OF YEAR
----------------------------------------------------  ----      -------------      -------------   ---------------
   SVS Turner Mid Cap Growth Portfolio -
   Class B (7/03)                                     2005           1.317             1.437             40,718
                                                      2004           1.213             1.317             19,495
                                                      2003           1.000             1.213             12,043

The Alger American Fund
   Alger American Balanced Portfolio - Class S
   Shares (6/03)                                      2005           1.087             1.154            204,608
                                                      2004           1.063             1.087            186,666
                                                      2003           1.000             1.063            127,667

   Alger American Leveraged AllCap Portfolio -
   Class S Shares (7/03)                              2005           1.187             1.330             12,777
                                                      2004           1.121             1.187             15,115
                                                      2003           1.000             1.121             10,537

                         CONDENSED FINANCIAL INFORMATION



The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.



                         SEPARATE ACCOUNT CHARGES 1.95%



                                                                UNIT VALUE AT                      NUMBER OF UNITS
                                                                BEGINNING OF       UNIT VALUE AT   OUTSTANDING AT
                PORTFOLIO NAME                        YEAR          YEAR            END OF YEAR      END OF YEAR
----------------------------------------------------  ----      -------------      -------------   ---------------
AIM Variable Insurance Funds
   AIM V.I. Utilities Fund (7/03)                     2005           1.292             1.481            142,663
                                                      2004           1.066             1.292            148,928
                                                      2003           1.000             1.066             53,333

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets
   Portfolio (7/03)                                   2005           1.616             2.028            368,943
                                                      2004           1.319             1.616            421,720
                                                      2003           1.000             1.319             18,331

   Credit Suisse Trust Global Small Cap
   Portfolio (6/03)                                   2005           1.433             1.632             24,671
                                                      2004           1.238             1.433             38,854
                                                      2003           1.000             1.238              5,549

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service
   Shares (6/03)                                      2005           1.313             1.402            729,614
                                                      2004           1.172             1.313            694,373
                                                      2003           1.000             1.172            131,415

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund,
   Inc.- Service Shares (9/03)                        2005           1.169             1.185             78,739
                                                      2004           1.125             1.169             19,508
                                                      2003           1.000             1.125             16,197

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio -
   Class B (6/03)                                     2005           1.492             1.629            583,509
                                                      2004           1.164             1.492            590,989
                                                      2003           1.000             1.164            182,436

   Scudder VIT Equity 500 Index Fund -
   Class B2 (9/05)                                    2005           1.000             1.006            740,293

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)



                                                                UNIT VALUE AT                      NUMBER OF UNITS
                                                                BEGINNING OF       UNIT VALUE AT   OUTSTANDING AT
                   PORTFOLIO NAME                     YEAR          YEAR            END OF YEAR      END OF YEAR
----------------------------------------------------  ----      -------------      -------------   ---------------
Scudder Variable Series I
   21st Century Growth Portfolio - Class B (8/03)     2005           1.223             1.114                  -
                                                      2004           1.128             1.223             62,755
                                                      2003           1.000             1.128             17,715

   Capital Growth Portfolio - Class B (7/03)          2005           1.176             1.252          1,360,520
                                                      2004           1.115             1.176            449,537
                                                      2003           1.000             1.115            150,768

   Global Discovery Portfolio - Class B (7/03)        2005           1.513             1.752            488,106
                                                      2004           1.253             1.513            325,876
                                                      2003           1.000             1.253            108,202

   Growth and Income Portfolio - Class B (6/03)       2005           1.214             1.259            694,541
                                                      2004           1.128             1.214            416,167
                                                      2003           1.000             1.128             86,264

   Health Sciences Portfolio - Class B (6/03)         2005           1.202             1.274            662,022
                                                      2004           1.123             1.202            503,382
                                                      2003           1.000             1.123             90,898

   International Portfolio - Class B (7/03)           2005           1.350             1.533            399,274
                                                      2004           1.185             1.350            286,988
                                                      2003           1.000             1.185             61,166

   SVS I Scudder Bond Portfolio - Class B (6/05)      2005           1.000             0.995              7,272

Scudder Variable Series II
   Scudder Blue Chip Portfolio - Class B (6/03)       2005           1.310             1.409            560,368
                                                      2004           1.156             1.310            507,296
                                                      2003           1.000             1.156            179,561

   Scudder Conservative Income Strategy
   Portfolio - Class B (8/04)                         2005           1.041             1.057             68,722
                                                      2004           1.005             1.041             20,862

   Scudder Fixed Income Portfolio - Class B (6/03)    2005           1.009             1.008          2,295,140
                                                      2004           0.988             1.009          2,184,224
                                                      2003           1.000             0.988            674,796

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)



                                                                UNIT VALUE AT                      NUMBER OF UNITS
                                                                BEGINNING OF       UNIT VALUE AT   OUTSTANDING AT
                   PORTFOLIO NAME                     YEAR          YEAR            END OF YEAR      END OF YEAR
----------------------------------------------------  ----      -------------      -------------   ---------------
Scudder Global Blue Chip Portfolio -
Class B (8/03)                                        2005           1.323             1.590            526,889
                                                      2004           1.180             1.323            332,631
                                                      2003           1.000             1.180            119,232

Scudder Government & Agency Securities
Portfolio - Class B (6/03)                            2005           1.009             1.012          1,336,261
                                                      2004           0.995             1.009          1,284,864
                                                      2003           1.000             0.995            274,878

Scudder Growth & Income Strategy Portfolio -
Class B (8/04)                                        2005           1.076             1.109          2,723,765
                                                      2004           1.000             1.076            612,565

Scudder Growth Portfolio - Class B (7/03)             2005           1.139             1.095                  -
                                                      2004           1.108             1.139            196,610
                                                      2003           1.000             1.108             19,210

Scudder Growth Strategy Portfolio -
Class B (9/04)                                        2005           1.095             1.139          2,549,711
                                                      2004           1.016             1.095            398,549

Scudder High Income Portfolio - Class B (6/03)        2005           1.200             1.217            845,807
                                                      2004           1.092             1.200            907,089
                                                      2003           1.000             1.092            479,147

Scudder Income & Growth Strategy Portfolio -
Class B (8/04)                                        2005           1.058             1.083            731,086
                                                      2004           1.003             1.058            390,438

Scudder International Select Equity Portfolio -
Class B (7/03)                                        2005           1.398             1.563          1,455,456
                                                      2004           1.210             1.398          1,464,599
                                                      2003           1.000             1.210            126,328

Scudder Mercury Large Cap Core
Portfolio (2/05)                                      2005           1.036             1.148             25,852

Scudder Mid-Cap Growth Portfolio -
Class B (8/03)                                        2005           1.183             1.331            163,709
                                                      2004           1.165             1.183             55,306
                                                      2003           1.000             1.165             32,701

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)



                                                                UNIT VALUE AT                      NUMBER OF UNITS
                                                                BEGINNING OF       UNIT VALUE AT   OUTSTANDING AT
                   PORTFOLIO NAME                     YEAR          YEAR            END OF YEAR      END OF YEAR
----------------------------------------------------  ----      -------------      -------------   ---------------
Scudder Money Market Portfolio -
Class B (7/03)                                        2005           0.976             0.981            267,770
                                                      2004           0.990             0.976          1,506,747
                                                      2003           1.000             0.990          1,156,653

Scudder Salomon Aggressive Growth
Portfolio (8/03)                                      2005           1.284             1.426             85,296
                                                      2004           1.175             1.284             96,133
                                                      2003           1.000             1.175             70,396

Scudder Small Cap Growth Portfolio -
Class B (7/03)                                        2005           1.228             1.285            961,879
                                                      2004           1.133             1.228            864,771
                                                      2003           1.000             1.133             92,023

Scudder Strategic Income Portfolio -
Class B (6/03)                                        2005           1.046             1.045            991,587
                                                      2004           0.985             1.046            994,550
                                                      2003           1.000             0.985            149,071

Scudder Technology Growth Portfolio -
Class B (7/03)                                        2005           1.210             1.225            418,027
                                                      2004           1.216             1.210            360,344
                                                      2003           1.000             1.216            154,677

Scudder Templeton Foreign Value
Portfolio (1/05)                                      2005           1.053             1.130             89,993

Scudder Total Return Portfolio - Class B (7/03)       2005           1.109             1.130            548,394
                                                      2004           1.063             1.109            481,013
                                                      2003           1.000             1.063            209,473

SVS Davis Venture Value Portfolio -
Class B (7/03)                                        2005           1.265             1.355          2,751,664
                                                      2004           1.158             1.265          2,297,752
                                                      2003           1.000             1.158            260,986

SVS Dreman Financial Services Portfolio -
Class B (7/03)                                        2005           1.235             1.206            426,691
                                                      2004           1.130             1.235            364,212
                                                      2003           1.000             1.130            108,721

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)



                                                                UNIT VALUE AT                      NUMBER OF UNITS
                                                                BEGINNING OF       UNIT VALUE AT   OUTSTANDING AT
                  PORTFOLIO NAME                      YEAR          YEAR            END OF YEAR      END OF YEAR
----------------------------------------------------  ----      -------------      -------------   ---------------
SVS Dreman High Return Equity Portfolio -
Class B (6/03)                                        2005           1.296             1.366          1,809,831
                                                      2004           1.163             1.296          1,684,886
                                                      2003           1.000             1.163            316,633

SVS Dreman Small Cap Value Portfolio -
Class B (7/03)                                        2005           1.532             1.650          1,139,845
                                                      2004           1.245             1.532          1,130,155
                                                      2003           1.000             1.245            176,984

SVS Eagle Focused Large Cap Growth Portfolio -
Class B (7/03)                                        2005           1.113             1.016                  -
                                                      2004           1.118             1.113            702,992
                                                      2003           1.000             1.118             70,824

SVS Focus Value & Growth Portfolio -
Class B (8/03)                                        2005           1.259             1.176                  -
                                                      2004           1.157             1.259            107,306
                                                      2003           1.000             1.157             22,217

SVS II Scudder Large Cap Value Portfolio -
Class B (7/03)                                        2005           1.250             1.245            714,418
                                                      2004           1.163             1.250            741,558
                                                      2003           1.000             1.163            368,171

SVS Index 500 Portfolio - Class B (7/03)              2005           1.221             1.241                  -
                                                      2004           1.132             1.221            613,315
                                                      2003           1.000             1.132            140,494

SVS Janus Growth And Income Portfolio -
Class B (8/03)                                        2005           1.220             1.336            473,256
                                                      2004           1.120             1.220            768,626
                                                      2003           1.000             1.120            142,474

SVS Janus Growth Opportunities Portfolio -
Class B (7/03)                                        2005           1.222             1.283             17,467
                                                      2004           1.110             1.222             24,070
                                                      2003           1.000             1.110              9,683

SVS MFS Strategic Value Portfolio -
Class B (8/03)                                        2005           1.292             1.259            395,531
                                                      2004           1.122             1.292            407,491
                                                      2003           1.000             1.122            258,964

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)



                                                                UNIT VALUE AT                      NUMBER OF UNITS
                                                                BEGINNING OF       UNIT VALUE AT   OUTSTANDING AT
                 PORTFOLIO NAME                       YEAR          YEAR            END OF YEAR      END OF YEAR
----------------------------------------------------  ----      -------------      -------------   ---------------
   SVS Oak Strategic Equity Portfolio -
   Class B (7/03)                                     2005           1.181             1.106            709,287
                                                      2004           1.194             1.181            735,050
                                                      2003           1.000             1.194            105,875

   SVS Turner Mid Cap Growth Portfolio -
   Class B (7/03)                                     2005           1.316             1.436            256,426
                                                      2004           1.213             1.316            313,801
                                                      2003           1.000             1.213             56,446

The Alger American Fund
   Alger American Balanced Portfolio -
   Class S Shares (6/03)                              2005           1.086             1.152            612,807
                                                      2004           1.062             1.086            559,310
                                                      2003           1.000             1.062            167,125

   Alger American Leveraged AllCap Portfolio -
   Class S Shares (7/03)                              2005           1.186             1.328            199,364
                                                      2004           1.121             1.186            110,767
                                                      2003           1.000             1.121             74,427

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 2.00%



                                                                UNIT VALUE AT                      NUMBER OF UNITS
                                                                BEGINNING OF       UNIT VALUE AT   OUTSTANDING AT
                  PORTFOLIO NAME                      YEAR          YEAR            END OF YEAR      END OF YEAR
----------------------------------------------------  ----      -------------      -------------   ---------------
AIM Variable Insurance Funds
   AIM V.I. Utilities Fund (7/03)                     2005           1.291             1.479                  -
                                                      2004           1.066             1.291                  -
                                                      2003           1.000             1.066                  -

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets
   Portfolio (7/03)                                   2005           1.615             2.025                  -
                                                      2004           1.319             1.615                  -
                                                      2003           1.000             1.319                  -

   Credit Suisse Trust Global Small Cap
   Portfolio (6/03)                                   2005           1.431             1.630                  -
                                                      2004           1.238             1.431              3,652
                                                      2003           1.000             1.238                  -

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service
   Shares (6/03)                                      2005           1.312             1.401                  -
                                                      2004           1.171             1.312              3,916
                                                      2003           1.000             1.171                  -

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund,
   Inc.- Service Shares (9/03)                        2005           1.168             1.184                  -
                                                      2004           1.125             1.168                  -
                                                      2003           1.000             1.125                  -

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio -
   Class B (6/03)                                     2005           1.491             1.627              1,828
                                                      2004           1.164             1.491              5,292
                                                      2003           1.000             1.164                  -

   Scudder VIT Equity 500 Index Fund -
   Class B2 (9/05)                                    2005           1.000             1.006                  -

Scudder Variable Series I
   21st Century Growth Portfolio - Class B (8/03)     2005           1.222             1.113                  -
                                                      2004           1.127             1.222              4,201
                                                      2003           1.000             1.127                  -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)



                                                                UNIT VALUE AT                      NUMBER OF UNITS
                                                                BEGINNING OF       UNIT VALUE AT   OUTSTANDING AT
                   PORTFOLIO NAME                     YEAR          YEAR            END OF YEAR      END OF YEAR
----------------------------------------------------  ----      -------------      -------------   ---------------
   Capital Growth Portfolio - Class B (7/03)          2005           1.175             1.250                  -
                                                      2004           1.115             1.175                  -
                                                      2003           1.000             1.115                  -

   Global Discovery Portfolio - Class B (7/03)        2005           1.512             1.750                  -
                                                      2004           1.253             1.512              3,462
                                                      2003           1.000             1.253                  -

   Growth and Income Portfolio - Class B (6/03)       2005           1.213             1.257                  -
                                                      2004           1.127             1.213              4,220
                                                      2003           1.000             1.127                  -

   Health Sciences Portfolio - Class B (6/03)         2005           1.201             1.272                  -
                                                      2004           1.123             1.201                  -
                                                      2003           1.000             1.123                  -

   International Portfolio - Class B (7/03)           2005           1.349             1.531                  -
                                                      2004           1.184             1.349                  -
                                                      2003           1.000             1.184                  -

   SVS I Scudder Bond Portfolio - Class B (6/05)      2005           1.000             0.995                  -

Scudder Variable Series II
   Scudder Blue Chip Portfolio - Class B (6/03)       2005           1.309             1.407                  -
                                                      2004           1.155             1.309                  -
                                                      2003           1.000             1.155                  -

   Scudder Conservative Income Strategy
   Portfolio - Class B (8/04)                         2005           1.041             1.057                  -
                                                      2004           1.005             1.041                  -

   Scudder Fixed Income Portfolio - Class B (6/03)    2005           1.008             1.007                  -
                                                      2004           0.988             1.008                  -
                                                      2003           1.000             0.988                  -

   Scudder Global Blue Chip Portfolio -
   Class B (8/03)                                     2005           1.322             1.588                  -
                                                      2004           1.180             1.322                  -
                                                      2003           1.000             1.180                  -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)



                                                                UNIT VALUE AT                      NUMBER OF UNITS
                                                                BEGINNING OF       UNIT VALUE AT   OUTSTANDING AT
                  PORTFOLIO NAME                      YEAR          YEAR            END OF YEAR      END OF YEAR
----------------------------------------------------  ----      -------------      -------------   ---------------
Scudder Government & Agency Securities
Portfolio - Class B (6/03)                            2005           1.008             1.010                  -
                                                      2004           0.995             1.008              5,032
                                                      2003           1.000             0.995                  -

Scudder Growth & Income Strategy Portfolio -
Class B (8/04)                                        2005           1.076             1.108                  -
                                                      2004           1.000             1.076                  -

Scudder Growth Portfolio - Class B (7/03)             2005           1.138             1.094                  -
                                                      2004           1.108             1.138                  -
                                                      2003           1.000             1.108                  -

Scudder Growth Strategy Portfolio -
Class B (9/04)                                        2005           1.095             1.138                  -
                                                      2004           1.016             1.095                  -

Scudder High Income Portfolio - Class B (6/03)        2005           1.199             1.215                  -
                                                      2004           1.091             1.199              4,259
                                                      2003           1.000             1.091                  -

Scudder Income & Growth Strategy Portfolio -
Class B (8/04)                                        2005           1.058             1.083                  -
                                                      2004           1.003             1.058                  -

Scudder International Select Equity Portfolio -
Class B (7/03)                                        2005           1.397             1.561                  -
                                                      2004           1.209             1.397                  -
                                                      2003           1.000             1.209                  -

Scudder Mercury Large Cap Core
Portfolio (2/05)                                      2005           1.036             1.147                  -

Scudder Mid-Cap Growth Portfolio -
Class B (8/03)                                        2005           1.183             1.329                  -
                                                      2004           1.164             1.183                  -
                                                      2003           1.000             1.164                  -

Scudder Money Market Portfolio -
Class B (7/03)                                        2005           0.975             0.979                  -
                                                      2004           0.990             0.975                  -
                                                      2003           1.000             0.990                  -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)



                                                                UNIT VALUE AT                      NUMBER OF UNITS
                                                                BEGINNING OF       UNIT VALUE AT   OUTSTANDING AT
                PORTFOLIO NAME                        YEAR          YEAR            END OF YEAR      END OF YEAR
----------------------------------------------------  ----      -------------      -------------   ---------------
Scudder Salomon Aggressive Growth
Portfolio (8/03)                                      2005           1.283             1.425                  -
                                                      2004           1.175             1.283                  -
                                                      2003           1.000             1.175                  -

Scudder Small Cap Growth Portfolio -
Class B (7/03)                                        2005           1.227             1.284                  -
                                                      2004           1.132             1.227                  -
                                                      2003           1.000             1.132                  -

Scudder Strategic Income Portfolio -
Class B (6/03)                                        2005           1.045             1.044                  -
                                                      2004           0.985             1.045                  -
                                                      2003           1.000             0.985                  -

Scudder Technology Growth Portfolio -
Class B (7/03)                                        2005           1.209             1.224                  -
                                                      2004           1.215             1.209                  -
                                                      2003           1.000             1.215                  -

Scudder Templeton Foreign Value
Portfolio (1/05)                                      2005           1.053             1.130                  -

Scudder Total Return Portfolio - Class B (7/03)       2005           1.108             1.129                  -
                                                      2004           1.063             1.108                  -
                                                      2003           1.000             1.063                  -

SVS Davis Venture Value Portfolio -
Class B (7/03)                                        2005           1.264             1.354                  -
                                                      2004           1.158             1.264                  -
                                                      2003           1.000             1.158                  -

SVS Dreman Financial Services Portfolio -
Class B (7/03)                                        2005           1.234             1.204                  -
                                                      2004           1.129             1.234                  -
                                                      2003           1.000             1.129                  -

SVS Dreman High Return Equity Portfolio -
Class B (6/03)                                        2005           1.295             1.364              2,118
                                                      2004           1.162             1.295              6,124
                                                      2003           1.000             1.162                  -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)



                                                                UNIT VALUE AT                      NUMBER OF UNITS
                                                                BEGINNING OF       UNIT VALUE AT   OUTSTANDING AT
                 PORTFOLIO NAME                       YEAR          YEAR            END OF YEAR      END OF YEAR
----------------------------------------------------  ----      -------------      -------------   ---------------
SVS Dreman Small Cap Value Portfolio -
Class B (7/03)                                        2005           1.531             1.647              1,787
                                                      2004           1.244             1.531              5,165
                                                      2003           1.000             1.244                  -

SVS Eagle Focused Large Cap Growth Portfolio -
Class B (7/03)                                        2005           1.112             1.015                  -
                                                      2004           1.118             1.112                  -
                                                      2003           1.000             1.118                  -

SVS Focus Value & Growth Portfolio -
Class B (8/03)                                        2005           1.258             1.175                  -
                                                      2004           1.157             1.258                  -
                                                      2003           1.000             1.157                  -

SVS II Scudder Large Cap Value Portfolio -
Class B (7/03)                                        2005           1.249             1.244              2,164
                                                      2004           1.162             1.249              2,170
                                                      2003           1.000             1.162                  -

SVS Index 500 Portfolio - Class B (7/03)              2005           1.220             1.239                  -
                                                      2004           1.132             1.220                  -
                                                      2003           1.000             1.132                  -

SVS Janus Growth And Income Portfolio -
Class B (8/03)                                        2005           1.219             1.335                  -
                                                      2004           1.119             1.219                  -
                                                      2003           1.000             1.119                  -

SVS Janus Growth Opportunities Portfolio -
Class B (7/03)                                        2005           1.221             1.282                  -
                                                      2004           1.110             1.221                  -
                                                      2003           1.000             1.110                  -

SVS MFS Strategic Value Portfolio -
Class B (8/03)                                        2005           1.291             1.258                  -
                                                      2004           1.122             1.291                  -
                                                      2003           1.000             1.122                  -

SVS Oak Strategic Equity Portfolio -
Class B (7/03)                                        2005           1.180             1.105                  -
                                                      2004           1.193             1.180                  -
                                                      2003           1.000             1.193                  -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)



                                                                UNIT VALUE AT                      NUMBER OF UNITS
                                                                BEGINNING OF       UNIT VALUE AT   OUTSTANDING AT
                  PORTFOLIO NAME                      YEAR          YEAR            END OF YEAR      END OF YEAR
----------------------------------------------------  ----      -------------      -------------   ---------------
   SVS Turner Mid Cap Growth Portfolio -
   Class B (7/03)                                     2005           1.315             1.434                  -
                                                      2004           1.212             1.315                  -
                                                      2003           1.000             1.212                  -

The Alger American Fund
   Alger American Balanced Portfolio -
   Class S Shares (6/03)                              2005           1.086             1.151                  -
                                                      2004           1.062             1.086                  -
                                                      2003           1.000             1.062                  -

   Alger American Leveraged AllCap Portfolio -
   Class S Shares (7/03)                              2005           1.185             1.326                  -
                                                      2004           1.121             1.185                  -
                                                      2003           1.000             1.121                  -

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 2.05%



                                                                UNIT VALUE AT                      NUMBER OF UNITS
                                                                BEGINNING OF       UNIT VALUE AT   OUTSTANDING AT
                  PORTFOLIO NAME                      YEAR          YEAR            END OF YEAR      END OF YEAR
----------------------------------------------------  ----      -------------      -------------   ---------------
AIM Variable Insurance Funds
   AIM V.I. Utilities Fund (7/03)                     2005           1.218             1.395             18,893
                                                      2004           1.000             1.218                  -

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets
   Portfolio (7/03)                                   2005           1.289             1.615            221,923
                                                      2004           1.000             1.289                  -

   Credit Suisse Trust Global Small Cap
   Portfolio (6/03)                                   2005           1.124             1.279                  -
                                                      2004           1.000             1.124                  -

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio -
   Service Shares (6/03)                              2005           1.130             1.206             10,655
                                                      2004           1.000             1.130                  -

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund,
   Inc.- Service Shares (9/03)                        2005           1.030             1.043                  -
                                                      2004           1.000             1.030                  -

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio -
   Class B (6/03)                                     2005           1.283             1.399            146,758
                                                      2004           1.000             1.283                  -

   Scudder VIT Equity 500 Index Fund -
   Class B2 (9/05)                                    2005           1.000             1.006                  -

Scudder Variable Series I
   21st Century Growth Portfolio - Class B (8/03)     2005           1.078             0.981                  -
                                                      2004           1.000             1.078                  -

   Capital Growth Portfolio - Class B (7/03)          2005           1.040             1.106             38,133
                                                      2004           1.000             1.040                  -

   Global Discovery Portfolio - Class B (7/03)        2005           1.183             1.368             14,445
                                                      2004           1.000             1.183                  -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)



                                                                UNIT VALUE AT                      NUMBER OF UNITS
                                                                BEGINNING OF       UNIT VALUE AT   OUTSTANDING AT
                  PORTFOLIO NAME                      YEAR          YEAR            END OF YEAR      END OF YEAR
----------------------------------------------------  ----      -------------      -------------   ---------------
   Growth and Income Portfolio - Class B (6/03)       2005           1.067             1.106             61,454
                                                      2004           1.000             1.067                  -

   Health Sciences Portfolio - Class B (6/03)         2005           1.047             1.108             14,394
                                                      2004           1.000             1.047                  -

   International Portfolio - Class B (7/03)           2005           1.156             1.311             42,124
                                                      2004           1.000             1.156                  -

   SVS I Scudder Bond Portfolio - Class B (6/05)      2005           1.000             0.995              9,502

Scudder Variable Series II
   Scudder Blue Chip Portfolio - Class B (6/03)       2005           1.095             1.177             22,479
                                                      2004           1.000             1.095                  -

   Scudder Conservative Income Strategy
   Portfolio - Class B (8/04)                         2005           1.041             1.056            109,542
                                                      2004           1.005             1.041                  -

   Scudder Fixed Income Portfolio - Class B (6/03)    2005           1.043             1.041            276,394
                                                      2004           1.000             1.043                  -

   Scudder Global Blue Chip Portfolio -
   Class B (8/03)                                     2005           1.160             1.393             94,898
                                                      2004           1.000             1.160                  -

   Scudder Government & Agency Securities
   Portfolio - Class B (6/03)                         2005           1.035             1.037              7,222
                                                      2004           1.000             1.035                  -

   Scudder Growth & Income Strategy Portfolio -
   Class B (8/04)                                     2005           1.076             1.107            852,381
                                                      2004           1.000             1.076                  -

   Scudder Growth Portfolio - Class B (7/03)          2005           1.027             0.987                  -
                                                      2004           1.000             1.027                  -

   Scudder Growth Strategy Portfolio -
   Class B (9/04)                                     2005           1.095             1.137            922,473
                                                      2004           1.016             1.095                  -

   Scudder High Income Portfolio - Class B (6/03)     2005           1.103             1.118             35,279
                                                      2004           1.000             1.103                  -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)



                                                                UNIT VALUE AT                       NUMBER OF UNITS
                                                                BEGINNING OF       UNIT VALUE AT    OUTSTANDING AT
               PORTFOLIO NAME                         YEAR          YEAR            END OF YEAR       END OF YEAR
----------------------------------------------------  ----      -------------      -------------   ---------------
Scudder Income & Growth Strategy Portfolio -
Class B (8/04)                                        2005           1.058             1.082            185,819
                                                      2004           1.002             1.058                  -

Scudder International Select Equity Portfolio -
Class B (7/03)                                        2005           1.168             1.304            139,844
                                                      2004           1.000             1.168                  -

Scudder Mercury Large Cap Core
Portfolio (2/05)                                      2005           1.028             1.147                  -

Scudder Mid-Cap Growth Portfolio -
Class B (8/03)                                        2005           1.066             1.198                  -
                                                      2004           1.000             1.066                  -

Scudder Money Market Portfolio -
Class B (7/03)                                        2005           0.993             0.996              9,985
                                                      2004           1.000             0.993                  -

Scudder Salomon Aggressive Growth
Portfolio (8/03)                                      2005           1.091             1.211             17,789
                                                      2004           1.000             1.091                  -

Scudder Small Cap Growth Portfolio -
Class B (7/03)                                        2005           1.081             1.130             29,252
                                                      2004           1.000             1.081                  -

Scudder Strategic Income Portfolio -
Class B (6/03)                                        2005           1.102             1.100             21,453
                                                      2004           1.000             1.102                  -

Scudder Technology Growth Portfolio -
Class B (7/03)                                        2005           1.039             1.051             10,338
                                                      2004           1.000             1.039                  -

Scudder Templeton Foreign Value
Portfolio (1/05)                                      2005           1.029             1.129             10,799

Scudder Total Return Portfolio - Class B (7/03)       2005           1.043             1.061                  -
                                                      2004           1.000             1.043                  -

SVS Davis Venture Value Portfolio - Class B (7/03)    2005           1.072             1.147            118,958
                                                      2004           1.000             1.072                  -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)



                                                                UNIT VALUE AT                      NUMBER OF UNITS
                                                                BEGINNING OF       UNIT VALUE AT   OUTSTANDING AT
                 PORTFOLIO NAME                       YEAR          YEAR            END OF YEAR      END OF YEAR
----------------------------------------------------  ----      -------------      -------------   ---------------
SVS Dreman Financial Services Portfolio -
Class B (7/03)                                        2005           1.093             1.066                  -
                                                      2004           1.000             1.093                  -

SVS Dreman High Return Equity Portfolio -
Class B (6/03)                                        2005           1.124             1.184            437,075
                                                      2004           1.000             1.124                  -

SVS Dreman Small Cap Value Portfolio -
Class B (7/03)                                        2005           1.189             1.279             51,434
                                                      2004           1.000             1.189                  -

SVS Eagle Focused Large Cap Growth
Portfolio - Class B (7/03)                            2005           1.025             0.936                  -
                                                      2004           1.000             1.025                  -

SVS Focus Value & Growth Portfolio -
Class B (8/03)                                        2005           1.110             1.037                  -
                                                      2004           1.000             1.110                  -

SVS II Scudder Large Cap Value Portfolio -
Class B (7/03)                                        2005           1.072             1.067             24,616
                                                      2004           1.000             1.072                  -

SVS Index 500 Portfolio - Class B (7/03)              2005           1.071             1.088                  -
                                                      2004           1.000             1.071                  -

SVS Janus Growth And Income Portfolio -
Class B (8/03)                                        2005           1.098             1.202              2,279
                                                      2004           1.000             1.098                  -

SVS Janus Growth Opportunities Portfolio -
Class B (7/03)                                        2005           1.089             1.143              2,485
                                                      2004           1.000             1.089                  -

SVS MFS Strategic Value Portfolio -
Class B (8/03)                                        2005           1.135             1.105                  -
                                                      2004           1.000             1.135                  -

SVS Oak Strategic Equity Portfolio -
Class B (7/03)                                        2005           1.037             0.970                839
                                                      2004           1.000             1.037                  -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)



                                                                UNIT VALUE AT                      NUMBER OF UNITS
                                                                BEGINNING OF       UNIT VALUE AT   OUTSTANDING AT
                  PORTFOLIO NAME                      YEAR          YEAR            END OF YEAR      END OF YEAR
----------------------------------------------------  ----      -------------      -------------   ---------------
   SVS Turner Mid Cap Growth Portfolio -
   Class B (7/03)                                     2005           1.108             1.207              3,154
                                                      2004           1.000             1.108                  -

The Alger American Fund
   Alger American Balanced Portfolio - Class S
   Shares (6/03)                                      2005           1.042             1.104             38,699
                                                      2004           1.000             1.042                  -

   Alger American Leveraged AllCap Portfolio -
   Class S Shares (7/03)                              2005           1.053             1.178                  -
                                                      2004           1.000             1.053                  -

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 2.10%



                                                                UNIT VALUE AT                      NUMBER OF UNITS
                                                                BEGINNING OF       UNIT VALUE AT   OUTSTANDING AT
                   PORTFOLIO NAME                     YEAR          YEAR            END OF YEAR      END OF YEAR
----------------------------------------------------  ----      -------------      -------------   ---------------
AIM Variable Insurance Funds
   AIM V.I. Utilities Fund (7/03)                     2005           1.289             1.475            238,093
                                                      2004           1.065             1.289             76,515
                                                      2003           1.000             1.065             16,070

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets
   Portfolio (7/03)                                   2005           1.613             2.020            448,218
                                                      2004           1.318             1.613            295,175
                                                      2003           1.000             1.318             13,332

   Credit Suisse Trust Global Small Cap
   Portfolio (6/03)                                   2005           1.429             1.626            106,990
                                                      2004           1.237             1.429            118,337
                                                      2003           1.000             1.237             15,860

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service
   Shares (6/03)                                      2005           1.310             1.397          1,517,012
                                                      2004           1.171             1.310          1,266,987
                                                      2003           1.000             1.171            308,034

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund,
   Inc.- Service Shares (9/03)                        2005           1.167             1.181             28,927
                                                      2004           1.125             1.167             29,094
                                                      2003           1.000             1.125              1,411

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio -
   Class B (6/03)                                     2005           1.489             1.623            727,865
                                                      2004           1.163             1.489            545,672
                                                      2003           1.000             1.163            136,376

   Scudder VIT Equity 500 Index Fund -
   Class B2 (9/05)                                    2005           1.000             1.006            679,521

Scudder Variable Series I
   21st Century Growth Portfolio - Class B (8/03)     2005           1.220             1.111                  -
                                                      2004           1.127             1.220            108,324
                                                      2003           1.000             1.127             37,081

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)



                                                                UNIT VALUE AT                      NUMBER OF UNITS
                                                                BEGINNING OF       UNIT VALUE AT   OUTSTANDING AT
                 PORTFOLIO NAME                       YEAR          YEAR            END OF YEAR      END OF YEAR
----------------------------------------------------  ----      -------------      -------------   ---------------
   Capital Growth Portfolio - Class B (7/03)          2005           1.173             1.247            986,543
                                                      2004           1.114             1.173            371,652
                                                      2003           1.000             1.114             69,391

   Global Discovery Portfolio - Class B (7/03)        2005           1.510             1.745            398,528
                                                      2004           1.252             1.510            243,413
                                                      2003           1.000             1.252             54,139

   Growth and Income Portfolio - Class B (6/03)       2005           1.211             1.254            376,627
                                                      2004           1.127             1.211            192,731
                                                      2003           1.000             1.127            127,354

   Health Sciences Portfolio - Class B (6/03)         2005           1.199             1.269            418,016
                                                      2004           1.122             1.199            359,518
                                                      2003           1.000             1.122            216,037

   International Portfolio - Class B (7/03)           2005           1.347             1.527            470,483
                                                      2004           1.184             1.347            349,284
                                                      2003           1.000             1.184             84,362

   SVS I Scudder Bond Portfolio - Class B (6/05)      2005           1.000             0.994                  -

Scudder Variable Series II
   Scudder Blue Chip Portfolio - Class B (6/03)       2005           1.307             1.403            739,492
                                                      2004           1.155             1.307            553,581
                                                      2003           1.000             1.155            125,558

   Scudder Conservative Income Strategy
   Portfolio - Class B (8/04)                         2005           1.041             1.055             30,850
                                                      2004           1.005             1.041             33,601

   Scudder Fixed Income Portfolio - Class B (6/03)    2005           1.007             1.004          1,253,613
                                                      2004           0.987             1.007          1,076,891
                                                      2003           1.000             0.987            313,717

   Scudder Global Blue Chip Portfolio -
   Class B (8/03)                                     2005           1.320             1.584            401,338
                                                      2004           1.179             1.320            321,204
                                                      2003           1.000             1.179             34,683

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)



                                                                UNIT VALUE AT                      NUMBER OF UNITS
                                                                 BEGINNING OF      UNIT VALUE AT   OUTSTANDING AT
                PORTFOLIO NAME                        YEAR           YEAR           END OF YEAR      END OF YEAR
----------------------------------------------------  ----      -------------      -------------   ---------------
Scudder Government & Agency Securities
Portfolio - Class B (6/03)                            2005           1.007             1.008            698,669
                                                      2004           0.995             1.007            547,773
                                                      2003           1.000             0.995             96,666

Scudder Growth & Income Strategy Portfolio -
Class B (8/04)                                        2005           1.076             1.106          3,230,126
                                                      2004           1.000             1.076          1,327,148

Scudder Growth Portfolio - Class B (7/03)             2005           1.136             1.092                  -
                                                      2004           1.107             1.136            369,948
                                                      2003           1.000             1.107            171,869

Scudder Growth Strategy Portfolio -
Class B (9/04)                                        2005           1.094             1.136          1,724,960
                                                      2004           1.016             1.094            243,797

Scudder High Income Portfolio - Class B (6/03)        2005           1.197             1.212            767,489
                                                      2004           1.091             1.197            688,959
                                                      2003           1.000             1.091            180,469

Scudder Income & Growth Strategy Portfolio -
Class B (8/04)                                        2005           1.058             1.081            484,955
                                                      2004           1.002             1.058            334,912

Scudder International Select Equity Portfolio -
Class B (7/03)                                        2005           1.395             1.557            923,259
                                                      2004           1.209             1.395            779,057
                                                      2003           1.000             1.209            161,245

Scudder Mercury Large Cap Core
Portfolio (2/05)                                      2005           1.036             1.146            444,753

Scudder Mid-Cap Growth Portfolio -
Class B (8/03)                                        2005           1.181             1.326            110,987
                                                      2004           1.164             1.181            123,265
                                                      2003           1.000             1.164            145,453

Scudder Money Market Portfolio -
Class B (7/03)                                        2005           0.974             0.977          2,489,167
                                                      2004           0.989             0.974             18,161
                                                      2003           1.000             0.989                  -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)



                                                                UNIT VALUE AT                      NUMBER OF UNITS
                                                                BEGINNING OF       UNIT VALUE AT   OUTSTANDING AT
                PORTFOLIO NAME                        YEAR          YEAR            END OF YEAR      END OF YEAR
----------------------------------------------------  ----      -------------      -------------   ---------------
Scudder Salomon Aggressive Growth
Portfolio (8/03)                                      2005           1.281             1.421             82,437
                                                      2004           1.174             1.281             94,906
                                                      2003           1.000             1.174             11,405

Scudder Small Cap Growth Portfolio -
Class B (7/03)                                        2005           1.225             1.280            668,904
                                                      2004           1.132             1.225            354,560
                                                      2003           1.000             1.132            157,706

Scudder Strategic Income Portfolio -
Class B (6/03)                                        2005           1.043             1.041            913,756
                                                      2004           0.984             1.043            630,190
                                                      2003           1.000             0.984            167,822

Scudder Technology Growth Portfolio -
Class B (7/03)                                        2005           1.207             1.221            246,776
                                                      2004           1.215             1.207            220,347
                                                      2003           1.000             1.215            137,222

Scudder Templeton Foreign Value
Portfolio (1/05)                                      2005           1.053             1.128            261,824

Scudder Total Return Portfolio - Class B (7/03)       2005           1.106             1.126            854,380
                                                      2004           1.062             1.106            668,120
                                                      2003           1.000             1.062             39,426

SVS Davis Venture Value Portfolio -
Class B (7/03)                                        2005           1.262             1.350          1,873,369
                                                      2004           1.157             1.262          1,248,230
                                                      2003           1.000             1.157            301,678

SVS Dreman Financial Services Portfolio -
Class B (7/03)                                        2005           1.232             1.201            225,469
                                                      2004           1.129             1.232            219,303
                                                      2003           1.000             1.129             76,842

SVS Dreman High Return Equity Portfolio -
Class B (6/03)                                        2005           1.292             1.361          1,616,017
                                                      2004           1.162             1.292          1,083,106
                                                      2003           1.000             1.162            251,777

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)



                                                                UNIT VALUE AT                      NUMBER OF UNITS
                                                                BEGINNING OF       UNIT VALUE AT   OUTSTANDING AT
                 PORTFOLIO NAME                       YEAR          YEAR            END OF YEAR      END OF YEAR
----------------------------------------------------  ----      -------------      -------------   ---------------
SVS Dreman Small Cap Value Portfolio -
Class B (7/03)                                        2005           1.528             1.643          1,247,630
                                                      2004           1.244             1.528            990,769
                                                      2003           1.000             1.244            151,438

SVS Eagle Focused Large Cap Growth Portfolio -
Class B (7/03)                                        2005           1.110             1.013                  -
                                                      2004           1.117             1.110            225,079
                                                      2003           1.000             1.117             67,484

SVS Focus Value & Growth Portfolio -
Class B (8/03)                                        2005           1.256             1.173                  -
                                                      2004           1.157             1.256             32,599
                                                      2003           1.000             1.157             19,713

SVS II Scudder Large Cap Value Portfolio -
Class B (7/03)                                        2005           1.247             1.241            486,988
                                                      2004           1.162             1.247            433,661
                                                      2003           1.000             1.162            214,043

SVS Index 500 Portfolio - Class B (7/03)              2005           1.218             1.236                  -
                                                      2004           1.131             1.218            304,755
                                                      2003           1.000             1.131            126,821

SVS Janus Growth And Income Portfolio -
Class B (8/03)                                        2005           1.217             1.331            221,884
                                                      2004           1.119             1.217            193,972
                                                      2003           1.000             1.119            136,720

SVS Janus Growth Opportunities Portfolio -
Class B (7/03)                                        2005           1.219             1.279             52,442
                                                      2004           1.109             1.219             50,876
                                                      2003           1.000             1.109             23,775

SVS MFS Strategic Value Portfolio -
Class B (8/03)                                        2005           1.289             1.254            152,640
                                                      2004           1.121             1.289            168,373
                                                      2003           1.000             1.121             96,715

SVS Oak Strategic Equity Portfolio -
Class B (7/03)                                        2005           1.178             1.102            277,084
                                                      2004           1.193             1.178            341,000
                                                      2003           1.000             1.193             64,331

                        CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)



                                                        UNIT VALUE AT                 NUMBER OF UNITS
                                                         BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
               PORTFOLIO NAME                     YEAR      YEAR        END OF YEAR    END OF YEAR
------------------------------------------------  ----  -------------  -------------  ---------------
   SVS Turner Mid Cap Growth Portfolio -
   Class B(7/03)                                  2005      1.313          1.430          458,186
                                                  2004      1.212          1.313          468,001
                                                  2003      1.000          1.212          111,862
The Alger American Fund
   Alger American Balanced Portfolio - Class S
   Shares(6/03)                                   2005      1.084          1.148          921,463
                                                  2004      1.061          1.084          645,491
                                                  2003      1.000          1.061          282,635
   Alger American Leveraged AllCap Portfolio -
   Class S Shares(7/03)                           2005      1.184          1.323          412,188
                                                  2004      1.120          1.184          409,576
                                                  2003      1.000          1.120           67,173

                         CONDENSED FINANCIAL INFORMATION



The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.



                         SEPARATE ACCOUNT CHARGES 2.15%



                                                                       UNIT VALUE AT                  NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR     END OF YEAR
------------------------------------------------------------   ----    -------------   -------------  ---------------
AIM Variable Insurance Funds
   AIM V.I. Utilities Fund (7/03)                              2005        1.288           1.473           27,874
                                                               2004        1.065           1.288              707
                                                               2003        1.000           1.065              746

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (7/03)       2005        1.611           2.018            8,920
                                                               2004        1.318           1.611            3,605
                                                               2003        1.000           1.318            3,791

   Credit Suisse Trust Global Small Cap Portfolio (6/03)       2005        1.428           1.624                -
                                                               2004        1.237           1.428                -
                                                               2003        1.000           1.237                -

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (6/03)      2005        1.309           1.395           25,487
                                                               2004        1.170           1.309           15,645
                                                               2003        1.000           1.170           11,925

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.- Service
   Shares (9/03)                                               2005        1.166           1.179                -
                                                               2004        1.124           1.166                -
                                                               2003        1.000           1.124                -

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (6/03)   2005        1.487           1.621           20,246
                                                               2004        1.163           1.487                -
                                                               2003        1.000           1.163                -

   Scudder VIT Equity 500 Index Fund - Class B2 (9/05)         2005        1.000           1.005           31,648

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)



                                                              UNIT VALUE AT                   NUMBER OF UNITS
                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                   PORTFOLIO NAME                     YEAR        YEAR         END OF YEAR      END OF YEAR
---------------------------------------------------   ----    -------------   -------------   ---------------
Scudder Variable Series I
   21st Century Growth Portfolio - Class B (8/03)     2005        1.219           1.110                 -
                                                      2004        1.126           1.219               736
                                                      2003        1.000           1.126                 -

   Capital Growth Portfolio - Class B (7/03)          2005        1.173           1.245             1,382
                                                      2004        1.114           1.173             1,386
                                                      2003        1.000           1.114             1,399

   Global Discovery Portfolio - Class B (7/03)        2005        1.508           1.743            13,094
                                                      2004        1.252           1.508               600
                                                      2003        1.000           1.252                 -

   Growth and Income Portfolio - Class B (6/03)       2005        1.210           1.252             7,233
                                                      2004        1.126           1.210             1,374
                                                      2003        1.000           1.126             1,404

   Health Sciences Portfolio - Class B (6/03)         2005        1.198           1.268             6,457
                                                      2004        1.122           1.198                 -
                                                      2003        1.000           1.122                 -

   International Portfolio - Class B (7/03)           2005        1.346           1.525             9,297
                                                      2004        1.183           1.346             9,760
                                                      2003        1.000           1.183            10,263

   SVS I Scudder Bond Portfolio - Class B (6/05)      2005        1.000           0.994                 -

Scudder Variable Series II
   Scudder Blue Chip Portfolio - Class B (6/03)       2005        1.306           1.402            58,860
                                                      2004        1.154           1.306            44,567
                                                      2003        1.000           1.154            46,867

   Scudder Conservative Income Strategy Portfolio -
   Class B (8/04)                                     2005        1.041           1.054                 -
                                                      2004        1.005           1.041                 -

   Scudder Fixed Income Portfolio - Class B (6/03)    2005        1.006           1.003            14,558
                                                      2004        0.987           1.006             4,118
                                                      2003        1.000           0.987             1,471

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)



                                                             UNIT VALUE AT                  NUMBER OF UNITS
                                                             BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                  PORTFOLIO NAME                     YEAR        YEAR         END OF YEAR     END OF YEAR
---------------------------------------------------  ----    -------------   -------------  ---------------
Scudder Global Blue Chip Portfolio - Class B (8/03)  2005        1.319           1.582                -
                                                     2004        1.179           1.319                -
                                                     2003        1.000           1.179                -

Scudder Government & Agency Securities Portfolio -
Class B (6/03)                                       2005        1.006           1.007            7,112
                                                     2004        0.994           1.006            6,664
                                                     2003        1.000           0.994            1,451

Scudder Growth & Income Strategy Portfolio -
Class B (8/04)                                       2005        1.075           1.106                -
                                                     2004        1.000           1.075                -

Scudder Growth Portfolio - Class B (7/03)            2005        1.135           1.091                -
                                                     2004        1.107           1.135                -
                                                     2003        1.000           1.107                -

Scudder Growth Strategy Portfolio - Class B (9/04)   2005        1.094           1.135                -
                                                     2004        1.016           1.094                -

Scudder High Income Portfolio - Class B (6/03)       2005        1.196           1.211           27,727
                                                     2004        1.090           1.196            2,298
                                                     2003        1.000           1.090                -

Scudder Income & Growth Strategy Portfolio -
Class B (8/04)                                       2005        1.057           1.080                -
                                                     2004        1.002           1.057                -

Scudder International Select Equity Portfolio -
Class B (7/03)                                       2005        1.393           1.555            6,558
                                                     2004        1.208           1.393            6,789
                                                     2003        1.000           1.208                -

Scudder Mercury Large Cap Core Portfolio (2/05)      2005        1.036           1.145            9,127

Scudder Mid-Cap Growth Portfolio - Class B (8/03)    2005        1.180           1.324              652
                                                     2004        1.163           1.180              713
                                                     2003        1.000           1.163              683

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)



                                                              UNIT VALUE AT                  NUMBER OF UNITS
                                                              BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                  PORTFOLIO NAME                      YEAR        YEAR         END OF YEAR     END OF YEAR
----------------------------------------------------  ----    -------------   -------------  ---------------
Scudder Money Market Portfolio - Class B (7/03)       2005        0.973           0.976            8,151
                                                      2004        0.989           0.973            8,439
                                                      2003        1.000           0.989            8,760

Scudder Salomon Aggressive Growth Portfolio (8/03)    2005        1.280           1.419            5,819
                                                      2004        1.174           1.280                -
                                                      2003        1.000           1.174                -

Scudder Small Cap Growth Portfolio - Class B (7/03)   2005        1.224           1.279           17,631
                                                      2004        1.131           1.224           10,819
                                                      2003        1.000           1.131           11,377

Scudder Strategic Income Portfolio - Class B (6/03)   2005        1.043           1.040           20,442
                                                      2004        0.984           1.043           11,148
                                                      2003        1.000           0.984           11,724

Scudder Technology Growth Portfolio - Class B (7/03)  2005        1.206           1.219              718
                                                      2004        1.214           1.206              693
                                                      2003        1.000           1.214              686

Scudder Templeton Foreign Value Portfolio (1/05)      2005        1.053           1.128            9,475

Scudder Total Return Portfolio - Class B (7/03)       2005        1.106           1.124                -
                                                      2004        1.062           1.106                -
                                                      2003        1.000           1.062                -

SVS Davis Venture Value Portfolio - Class B (7/03)    2005        1.261           1.348            7,697
                                                      2004        1.157           1.261                -
                                                      2003        1.000           1.157                -

SVS Dreman Financial Services Portfolio -
Class B (7/03)                                        2005        1.231           1.200            6,626
                                                      2004        1.128           1.231            1,366
                                                      2003        1.000           1.128            1,412

                        CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)



                                                                    UNIT VALUE AT                  NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                  PORTFOLIO NAME                            YEAR        YEAR         END OF YEAR     END OF YEAR
---------------------------------------------------------   ----    -------------   -------------  ---------------
SVS Dreman High Return Equity Portfolio - Class B (6/03)    2005        1.291           1.359          15,289
                                                            2004        1.161           1.291               -
                                                            2003        1.000           1.161               -

SVS Dreman Small Cap Value Portfolio - Class B (7/03)       2005        1.527           1.641          15,482
                                                            2004        1.243           1.527           9,804
                                                            2003        1.000           1.243           5,444

SVS Eagle Focused Large Cap Growth Portfolio -
Class B (7/03)                                              2005        1.109           1.012               -
                                                            2004        1.117           1.109               -
                                                            2003        1.000           1.117               -

SVS Focus Value & Growth Portfolio - Class B (8/03)         2005        1.255           1.172               -
                                                            2004        1.156           1.255           5,640
                                                            2003        1.000           1.156           1,420

SVS II Scudder Large Cap Value Portfolio - Class B (7/03)   2005        1.246           1.239          45,703
                                                            2004        1.161           1.246          47,296
                                                            2003        1.000           1.161          39,551

SVS Index 500 Portfolio - Class B (7/03)                    2005        1.217           1.235               -
                                                            2004        1.131           1.217               -
                                                            2003        1.000           1.131               -

SVS Janus Growth And Income Portfolio - Class B (8/03)      2005        1.216           1.329          10,511
                                                            2004        1.118           1.216          10,376
                                                            2003        1.000           1.118               -

SVS Janus Growth Opportunities Portfolio - Class B (7/03)   2005        1.218           1.277               -
                                                            2004        1.109           1.218               -
                                                            2003        1.000           1.109               -

SVS MFS Strategic Value Portfolio - Class B (8/03)          2005        1.288           1.253          24,492
                                                            2004        1.121           1.288               -
                                                            2003        1.000           1.121               -

                        CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)



                                                                     UNIT VALUE AT                  NUMBER OF UNITS
                                                                     BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR      YEAR         END OF YEAR     END OF YEAR
-----------------------------------------------------------    ----  -------------   -------------  ---------------
   SVS Oak Strategic Equity Portfolio - Class B (7/03)         2005      1.177           1.100               -
                                                               2004      1.192           1.177               -
                                                               2003      1.000           1.192               -

   SVS Turner Mid Cap Growth Portfolio - Class B (7/03)        2005      1.312           1.428          12,220
                                                               2004      1.211           1.312             667
                                                               2003      1.000           1.211             679

The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (6/03)   2005      1.083           1.146               -
                                                               2004      1.061           1.083               -
                                                               2003      1.000           1.061               -

   Alger American Leveraged AllCap Portfolio -
   Class S Shares (7/03)                                       2005      1.183           1.321               -
                                                               2004      1.120           1.183               -
                                                               2003      1.000           1.120               -

                        CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 2.20%



                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
------------------------------------------------------------   ----    -------------   -------------   ---------------
AIM Variable Insurance Funds
   AIM V.I. Utilities Fund (7/03)                              2005        1.287           1.471            42,909
                                                               2004        1.065           1.287                 -
                                                               2003        1.000           1.065                 -

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (7/03)       2005        1.610           2.015            19,223
                                                               2004        1.317           1.610                 -
                                                               2003        1.000           1.317                 -

   Credit Suisse Trust Global Small Cap Portfolio (6/03)       2005        1.427           1.621             1,492
                                                               2004        1.236           1.427                 -
                                                               2003        1.000           1.236                 -

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (6/03)      2005        1.307           1.393            68,086
                                                               2004        1.170           1.307                 -
                                                               2003        1.000           1.170                 -

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.- Service
   Shares (9/03)                                               2005        1.165           1.178                 -
                                                               2004        1.124           1.165                 -
                                                               2003        1.000           1.124                 -

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (6/03)   2005        1.486           1.619            62,256
                                                               2004        1.162           1.486                 -
                                                               2003        1.000           1.162                 -

   Scudder VIT Equity 500 Index Fund - Class B2 (9/05)         2005        1.000           1.005                 -

Scudder Variable Series I
   21st Century Growth Portfolio - Class B (8/03)              2005        1.218           1.109                 -
                                                               2004        1.126           1.218                 -
                                                               2003        1.000           1.126                 -

                        CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)



                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
------------------------------------------------------------   ----    -------------   -------------   ---------------
   Capital Growth Portfolio - Class B (7/03)                   2005        1.172           1.244           89,129
                                                               2004        1.114           1.172                -
                                                               2003        1.000           1.114                -

   Global Discovery Portfolio - Class B (7/03)                 2005        1.507           1.741           79,355
                                                               2004        1.251           1.507                -
                                                               2003        1.000           1.251                -

   Growth and Income Portfolio - Class B (6/03)                2005        1.209           1.251           10,444
                                                               2004        1.126           1.209                -
                                                               2003        1.000           1.126                -

   Health Sciences Portfolio - Class B (6/03)                  2005        1.198           1.266            2,156
                                                               2004        1.121           1.198                -
                                                               2003        1.000           1.121                -

   International Portfolio - Class B (7/03)                    2005        1.345           1.523            5,949
                                                               2004        1.183           1.345                -
                                                               2003        1.000           1.183                -

   SVS I Scudder Bond Portfolio - Class B (6/05)               2005        1.000           0.994                -

Scudder Variable Series II
   Scudder Blue Chip Portfolio - Class B (6/03)                2005        1.304           1.400          106,818
                                                               2004        1.154           1.304                -
                                                               2003        1.000           1.154                -

   Scudder Conservative Income Strategy Portfolio -
   Class B (8/04)                                              2005        1.040           1.054          149,573
                                                               2004        1.005           1.040                -

   Scudder Fixed Income Portfolio - Class B (6/03)             2005        1.005           1.001           16,560
                                                               2004        0.987           1.005                -
                                                               2003        1.000           0.987                -

   Scudder Global Blue Chip Portfolio - Class B (8/03)         2005        1.318           1.580           34,707
                                                               2004        1.178           1.318                -
                                                               2003        1.000           1.178                -

                        CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)



                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
---------------------------------------------------------   ----    -------------   -------------   ---------------
Scudder Government & Agency Securities Portfolio -
Class B (6/03)                                              2005        1.005           1.005           16,617
                                                            2004        0.994           1.005                -
                                                            2003        1.000           0.994                -

Scudder Growth & Income Strategy Portfolio - Class B
(8/04)                                                      2005        1.075           1.105          286,337
                                                            2004        1.000           1.075                -

Scudder Growth Portfolio - Class B (7/03)                   2005        1.134           1.090                -
                                                            2004        1.107           1.134                -
                                                            2003        1.000           1.107                -

Scudder Growth Strategy Portfolio - Class B (9/04)          2005        1.094           1.135          241,028
                                                            2004        1.016           1.094                -

Scudder High Income Portfolio - Class B (6/03)              2005        1.195           1.209           21,189
                                                            2004        1.090           1.195                -
                                                            2003        1.000           1.090                -

Scudder Income & Growth Strategy Portfolio -
Class B (8/04)                                              2005        1.057           1.080          132,002
                                                            2004        1.002           1.057                -

Scudder International Select Equity Portfolio -
Class B (7/03)                                              2005        1.392           1.553          106,413
                                                            2004        1.208           1.392                -
                                                            2003        1.000           1.208                -

Scudder Mercury Large Cap Core Portfolio (2/05)             2005        1.036           1.145           10,250

Scudder Mid-Cap Growth Portfolio - Class B (8/03)           2005        1.179           1.322                -
                                                            2004        1.163           1.179                -
                                                            2003        1.000           1.163                -

Scudder Money Market Portfolio - Class B (7/03)             2005        0.972           0.974           28,646
                                                            2004        0.989           0.972                -
                                                            2003        1.000           0.989                -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)



                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
---------------------------------------------------------   ----    -------------   -------------   ---------------
Scudder Salomon Aggressive Growth Portfolio (8/03)          2005        1.279           1.417            5,519
                                                            2004        1.174           1.279                -
                                                            2003        1.000           1.174                -

Scudder Small Cap Growth Portfolio - Class B (7/03)         2005        1.223           1.277              975
                                                            2004        1.131           1.223                -
                                                            2003        1.000           1.131                -

Scudder Strategic Income Portfolio - Class B (6/03)         2005        1.042           1.039           59,962
                                                            2004        0.984           1.042                -
                                                            2003        1.000           0.984                -

Scudder Technology Growth Portfolio - Class B (7/03)        2005        1.205           1.217                -
                                                            2004        1.214           1.205                -
                                                            2003        1.000           1.214                -

Scudder Templeton Foreign Value Portfolio (1/05)            2005        1.053           1.127          133,140

Scudder Total Return Portfolio - Class B (7/03)             2005        1.105           1.123          114,893
                                                            2004        1.062           1.105                -
                                                            2003        1.000           1.062                -

SVS Davis Venture Value Portfolio - Class B (7/03)          2005        1.260           1.347          140,891
                                                            2004        1.156           1.260                -
                                                            2003        1.000           1.156                -

SVS Dreman Financial Services Portfolio - Class B (7/03)    2005        1.230           1.198            8,368
                                                            2004        1.128           1.230                -
                                                            2003        1.000           1.128                -

SVS Dreman High Return Equity Portfolio - Class B (6/03)    2005        1.290           1.357          258,229
                                                            2004        1.161           1.290                -
                                                            2003        1.000           1.161                -

                        CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)



                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                     BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
---------------------------------------------------------   ----    -------------   -------------   ---------------
SVS Dreman Small Cap Value Portfolio - Class B (7/03)       2005        1.526           1.639           157,723
                                                            2004        1.243           1.526                 -
                                                            2003        1.000           1.243                 -

SVS Eagle Focused Large Cap Growth Portfolio -
Class B (7/03)                                              2005        1.109           1.011                 -
                                                            2004        1.116           1.109                 -
                                                            2003        1.000           1.116                 -

SVS Focus Value & Growth Portfolio - Class B (8/03)         2005        1.254           1.170                 -
                                                            2004        1.156           1.254                 -
                                                            2003        1.000           1.156                 -

SVS II Scudder Large Cap Value Portfolio - Class B (7/03)   2005        1.245           1.237           121,171
                                                            2004        1.161           1.245                 -
                                                            2003        1.000           1.161                 -

SVS Index 500 Portfolio - Class B (7/03)                    2005        1.216           1.234                 -
                                                            2004        1.130           1.216                 -
                                                            2003        1.000           1.130                 -

SVS Janus Growth And Income Portfolio - Class B (8/03)      2005        1.215           1.328                 -
                                                            2004        1.118           1.215                 -
                                                            2003        1.000           1.118                 -

SVS Janus Growth Opportunities Portfolio - Class B (7/03)   2005        1.217           1.275             7,461
                                                            2004        1.109           1.217                 -
                                                            2003        1.000           1.109                 -

SVS MFS Strategic Value Portfolio - Class B (8/03)          2005        1.287           1.251            26,842
                                                            2004        1.120           1.287                 -
                                                            2003        1.000           1.120                 -

SVS Oak Strategic Equity Portfolio - Class B (7/03)         2005        1.176           1.099                 -
                                                            2004        1.192           1.176                 -
                                                            2003        1.000           1.192                 -

                        CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)



                                                                      UNIT VALUE AT                  NUMBER OF UNITS
                                                                      BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR       YEAR         END OF YEAR     END OF YEAR
------------------------------------------------------------   ----   -------------   -------------  ---------------
   SVS Turner Mid Cap Growth Portfolio - Class B (7/03)        2005       1.311           1.426           49,346
                                                               2004       1.211           1.311                -
                                                               2003       1.000           1.211                -

The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (6/03)   2005       1.082           1.145                -
                                                               2004       1.061           1.082                -
                                                               2003       1.000           1.061                -

   Alger American Leveraged AllCap Portfolio -
   Class S Shares (7/03)                                       2005       1.182           1.320           46,973
                                                               2004       1.119           1.182                -
                                                               2003       1.000           1.119                -

                        CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 2.25%



                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
------------------------------------------------------------   ----    -------------   -------------   ---------------
AIM Variable Insurance Funds
   AIM V.I. Utilities Fund (7/03)                              2005        1.203           1.374            47,971
                                                               2004        1.000           1.203             7,136

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (7/03)       2005        1.165           1.457           104,526
                                                               2004        1.000           1.165            65,630

   Credit Suisse Trust Global Small Cap Portfolio (6/03)       2005        1.133           1.286             7,057
                                                               2004        1.000           1.133                 -

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (6/03)      2005        1.117           1.190           200,383
                                                               2004        1.000           1.117           142,355

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.- Service
   Shares (9/03)                                               2005        1.045           1.056                 -
                                                               2004        1.000           1.045                 -

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (6/03)   2005        1.213           1.320           188,637
                                                               2004        1.000           1.213            73,241

   Scudder VIT Equity 500 Index Fund - Class B2 (9/05)         2005        1.000           1.005            13,382

Scudder Variable Series I
   21st Century Growth Portfolio - Class B (8/03)              2005        1.068           0.972                 -
                                                               2004        1.000           1.068                 -

   Capital Growth Portfolio - Class B (7/03)                   2005        1.056           1.121            96,607
                                                               2004        1.000           1.056            19,922

   Global Discovery Portfolio - Class B (7/03)                 2005        1.197           1.381            94,187
                                                               2004        1.000           1.197            95,211

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)



                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
------------------------------------------------------------   ----    -------------   -------------   ---------------
   Growth and Income Portfolio - Class B (6/03)                2005        1.082           1.119            433,581
                                                               2004        1.000           1.082            385,298

   Health Sciences Portfolio - Class B (6/03)                  2005        1.040           1.099             64,928
                                                               2004        1.000           1.040             54,309

   International Portfolio - Class B (7/03)                    2005        1.139           1.289             31,222
                                                               2004        1.000           1.139             18,490

   SVS I Scudder Bond Portfolio - Class B (6/05)               2005        1.000           0.993                  -

Scudder Variable Series II
   Scudder Blue Chip Portfolio - Class B (6/03)                2005        1.112           1.193            166,780
                                                               2004        1.000           1.112            102,211

   Scudder Conservative Income Strategy Portfolio -
   Class B (8/04)                                              2005        1.040           1.053             72,669
                                                               2004        1.005           1.040                  -

   Scudder Fixed Income Portfolio - Class B (6/03)             2005        0.996           0.992            262,580
                                                               2004        1.000           0.996            190,893

   Scudder Global Blue Chip Portfolio - Class B (8/03)         2005        1.125           1.348             47,523
                                                               2004        1.000           1.125             20,921

   Scudder Government & Agency Securities Portfolio -
   Class B (6/03)                                              2005        1.002           1.001            103,587
                                                               2004        1.000           1.002            103,100

   Scudder Growth & Income Strategy Portfolio -
   Class B (8/04)                                              2005        1.075           1.104          3,794,569
                                                               2004        1.000           1.075             10,043

   Scudder Growth Portfolio - Class B (7/03)                   2005        1.043           1.002                  -
                                                               2004        1.000           1.043             33,102

   Scudder Growth Strategy Portfolio - Class B (9/04)          2005        1.094           1.134            484,396
                                                               2004        1.016           1.094            172,547

   Scudder High Income Portfolio - Class B (6/03)              2005        1.085           1.098            121,540
                                                               2004        1.000           1.085             84,045

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)



                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
---------------------------------------------------------   ----    -------------   -------------   ---------------
Scudder Income & Growth Strategy Portfolio -
Class B (8/04)                                              2005        1.057           1.079           258,068
                                                            2004        1.002           1.057                 -

Scudder International Select Equity Portfolio -
Class B (7/03)                                              2005        1.152           1.284           148,524
                                                            2004        1.000           1.152           116,007

Scudder Mercury Large Cap Core Portfolio (2/05)             2005        1.036           1.144            43,759

Scudder Mid-Cap Growth Portfolio - Class B (8/03)           2005        1.045           1.172                 -
                                                            2004        1.000           1.045                 -

Scudder Money Market Portfolio - Class B (7/03)             2005        0.987           0.988            56,074
                                                            2004        1.000           0.987            46,416

Scudder Salomon Aggressive Growth Portfolio (8/03)          2005        1.104           1.222             8,121
                                                            2004        1.000           1.104                 -

Scudder Small Cap Growth Portfolio - Class B (7/03)         2005        1.067           1.113           128,043
                                                            2004        1.000           1.067           119,412

Scudder Strategic Income Portfolio - Class B (6/03)         2005        1.058           1.055           224,372
                                                            2004        1.000           1.058           118,591

Scudder Technology Growth Portfolio - Class B (7/03)        2005        1.047           1.057            21,233
                                                            2004        1.000           1.047            18,276

Scudder Templeton Foreign Value Portfolio (1/05)            2005        1.053           1.126            19,467

Scudder Total Return Portfolio - Class B (7/03)             2005        1.034           1.051           417,932
                                                            2004        1.000           1.034           299,103

SVS Davis Venture Value Portfolio - Class B (7/03)          2005        1.069           1.142           332,971
                                                            2004        1.000           1.069           146,415

                        CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)



                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
---------------------------------------------------------   ----    -------------   -------------   ---------------
SVS Dreman Financial Services Portfolio - Class B (7/03)    2005        1.062           1.033            66,626
                                                            2004        1.000           1.062            54,289

SVS Dreman High Return Equity Portfolio - Class B (6/03)    2005        1.116           1.173           259,527
                                                            2004        1.000           1.116           153,454

SVS Dreman Small Cap Value Portfolio - Class B (7/03)       2005        1.169           1.255           162,620
                                                            2004        1.000           1.169            97,331

SVS Eagle Focused Large Cap Growth Portfolio -
Class B (7/03)                                              2005        1.012           0.923                 -
                                                            2004        1.000           1.012            39,506

SVS Focus Value & Growth Portfolio - Class B (8/03)         2005        1.106           1.032                 -
                                                            2004        1.000           1.106            23,989

SVS II Scudder Large Cap Value Portfolio - Class B (7/03)   2005        1.082           1.074            27,896
                                                            2004        1.000           1.082            16,225

SVS Index 500 Portfolio - Class B (7/03)                    2005        1.087           1.102                 -
                                                            2004        1.000           1.087            28,239

SVS Janus Growth And Income Portfolio - Class B (8/03)      2005        1.102           1.204            94,488
                                                            2004        1.000           1.102            80,943

SVS Janus Growth Opportunities Portfolio - Class B (7/03)   2005        1.109           1.161                 -
                                                            2004        1.000           1.109                 -

SVS MFS Strategic Value Portfolio - Class B (8/03)          2005        1.142           1.110           112,373
                                                            2004        1.000           1.142            71,987

SVS Oak Strategic Equity Portfolio - Class B (7/03)         2005        1.016           0.949           103,379
                                                            2004        1.000           1.016            43,542

                        CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)



                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                 BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                     PORTFOLIO NAME                       YEAR       YEAR         END OF YEAR      END OF YEAR
-------------------------------------------------------   ----   -------------   -------------   ---------------
   SVS Turner Mid Cap Growth Portfolio - Class B (7/03)   2005       1.099           1.196            47,285
                                                          2004       1.000           1.099            52,753

The Alger American Fund
   Alger American Balanced Portfolio - Class S
   Shares (6/03)                                          2005       1.017           1.076            52,229
                                                          2004       1.000           1.017            29,547

   Alger American Leveraged AllCap Portfolio - Class S
   Shares (7/03)                                          2005       1.069           1.193            36,717
                                                          2004       1.000           1.069            19,874

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 2.30%



                                                                   UNIT VALUE AT                 NUMBER OF UNITS
                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
                     PORTFOLIO NAME                         YEAR       YEAR        END OF YEAR     END OF YEAR
---------------------------------------------------------   ----   -------------  -------------  ---------------
AIM Variable Insurance Funds
   AIM V.I. Utilities Fund (7/03)                           2005       1.285          1.467          151,831
                                                            2004       1.064          1.285            4,889
                                                            2003       1.000          1.064            3,671

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (7/03)    2005       1.608          2.010          166,935
                                                            2004       1.317          1.608           71,630
                                                            2003       1.000          1.317            8,911

   Credit Suisse Trust Global Small Cap Portfolio (6/03)    2005       1.425          1.617          139,166
                                                            2004       1.236          1.425           24,840
                                                            2003       1.000          1.236            5,846

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (6/03)   2005       1.305          1.390          300,578
                                                            2004       1.169          1.305          312,046
                                                            2003       1.000          1.169          153,451

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.-
   Service Shares (9/03)                                    2005       1.163          1.175            2,517
                                                            2004       1.123          1.163            2,522
                                                            2003       1.000          1.123                -

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio -
   Class B (6/03)                                           2005       1.484          1.614          389,601
                                                            2004       1.162          1.484          285,102
                                                            2003       1.000          1.162           83,839

   Scudder VIT Equity 500 Index Fund - Class B2 (9/05)      2005       1.000          1.005        3,274,365

Scudder Variable Series I
   21st Century Growth Portfolio - Class B (8/03)           2005       1.216          1.106                -
                                                            2004       1.125          1.216           20,635
                                                            2003       1.000          1.125           15,285

                        CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)



                                                                UNIT VALUE AT                  NUMBER OF UNITS
                                                                BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                     PORTFOLIO NAME                      YEAR       YEAR         END OF YEAR     END OF YEAR
------------------------------------------------------   ----   -------------   -------------  ---------------
   Capital Growth Portfolio - Class B (7/03)             2005       1.170           1.241          193,813
                                                         2004       1.113           1.170            8,270
                                                         2003       1.000           1.113            1,068

   Global Discovery Portfolio - Class B (7/03)           2005       1.505           1.737          177,734
                                                         2004       1.251           1.505           92,650
                                                         2003       1.000           1.251           31,026

   Growth and Income Portfolio - Class B (6/03)          2005       1.207           1.248          275,222
                                                         2004       1.125           1.207          202,699
                                                         2003       1.000           1.125          124,161

   Health Sciences Portfolio - Class B (6/03)            2005       1.196           1.263          199,713
                                                         2004       1.121           1.196          217,098
                                                         2003       1.000           1.121          157,925

   International Portfolio - Class B (7/03)              2005       1.343           1.519          118,390
                                                         2004       1.182           1.343          125,614
                                                         2003       1.000           1.182           62,215

   SVS I Scudder Bond Portfolio - Class B (6/05)         2005       1.000           0.993                -

Scudder Variable Series II
   Scudder Blue Chip Portfolio - Class B (6/03)          2005       1.302           1.396          236,875
                                                         2004       1.153           1.302          247,147
                                                         2003       1.000           1.153          179,991

   Scudder Conservative Income Strategy Portfolio -
   Class B (8/04)                                        2005       1.040           1.052          257,828
                                                         2004       1.005           1.040                -

   Scudder Fixed Income Portfolio - Class B (6/03)       2005       1.003           0.999          464,500
                                                         2004       0.986           1.003          470,749
                                                         2003       1.000           0.986          270,053

   Scudder Global Blue Chip Portfolio - Class B (8/03)   2005       1.316           1.576          208,681
                                                         2004       1.178           1.316           64,425
                                                         2003       1.000           1.178           24,082

                        CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)



                                                              UNIT VALUE AT                   NUMBER OF UNITS
                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                   PORTFOLIO NAME                     YEAR        YEAR         END OF YEAR      END OF YEAR
---------------------------------------------------   ----    -------------   -------------   ---------------
Scudder Government & Agency Securities Portfolio -
Class B (6/03)                                        2005        1.004           1.003            157,020
                                                      2004        0.994           1.004            153,613
                                                      2003        1.000           0.994             38,297

Scudder Growth & Income Strategy Portfolio -
Class B (8/04)                                        2005        1.075           1.103            450,402
                                                      2004        0.999           1.075            174,161

Scudder Growth Portfolio - Class B (7/03)             2005        1.132           1.088                  -
                                                      2004        1.106           1.132             20,675
                                                      2003        1.000           1.106             11,697

Scudder Growth Strategy Portfolio - Class B (9/04)    2005        1.094           1.133            499,206
                                                      2004        1.016           1.094             66,673

Scudder High Income Portfolio - Class B (6/03)        2005        1.193           1.206            240,720
                                                      2004        1.090           1.193            264,203
                                                      2003        1.000           1.090            106,510

Scudder Income & Growth Strategy Portfolio -
Class B (8/04)                                        2005        1.057           1.078            473,466
                                                      2004        1.002           1.057                  -

Scudder International Select Equity Portfolio -
Class B (7/03)                                        2005        1.390           1.549            139,116
                                                      2004        1.207           1.390            157,582
                                                      2003        1.000           1.207             46,406

Scudder Mercury Large Cap Core Portfolio (2/05)       2005        1.036           1.143                  -

Scudder Mid-Cap Growth Portfolio - Class B (8/03)     2005        1.177           1.319             13,716
                                                      2004        1.162           1.177              2,317
                                                      2003        1.000           1.162                989

Scudder Money Market Portfolio - Class B (7/03)       2005        0.971           0.972            245,585
                                                      2004        0.988           0.971          1,678,595
                                                      2003        1.000           0.988          1,744,540

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)



                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------    ----    -------------   -------------   ---------------
Scudder Salomon Aggressive Growth Portfolio (8/03)          2005        1.277           1.414             4,817
                                                            2004        1.173           1.277             8,158
                                                            2003        1.000           1.173                 -

Scudder Small Cap Growth Portfolio - Class B (7/03)         2005        1.221           1.274            71,084
                                                            2004        1.130           1.221            63,009
                                                            2003        1.000           1.130            25,590

Scudder Strategic Income Portfolio - Class B (6/03)         2005        1.040           1.036           152,209
                                                            2004        0.983           1.040           161,808
                                                            2003        1.000           0.983            60,426

Scudder Technology Growth Portfolio - Class B (7/03)        2005        1.203           1.214           230,318
                                                            2004        1.213           1.203           239,168
                                                            2003        1.000           1.213           150,170

Scudder Templeton Foreign Value Portfolio (1/05)            2005        1.053           1.126            10,837

Scudder Total Return Portfolio - Class B (7/03)             2005        1.103           1.120            64,425
                                                            2004        1.061           1.103            66,949
                                                            2003        1.000           1.061            23,719

SVS Davis Venture Value Portfolio - Class B (7/03)          2005        1.258           1.343           164,334
                                                            2004        1.156           1.258           154,835
                                                            2003        1.000           1.156            34,834

SVS Dreman Financial Services Portfolio - Class B (7/03)    2005        1.228           1.195           216,696
                                                            2004        1.127           1.228           182,671
                                                            2003        1.000           1.127           137,906

SVS Dreman High Return Equity Portfolio - Class B (6/03)    2005        1.288           1.354           361,746
                                                            2004        1.160           1.288           359,180
                                                            2003        1.000           1.160            96,780

                        CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)



                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------    ----    -------------   -------------   ---------------
SVS Dreman Small Cap Value Portfolio - Class B (7/03)       2005        1.524           1.635            379,667
                                                            2004        1.242           1.524            270,372
                                                            2003        1.000           1.242            132,096

SVS Eagle Focused Large Cap Growth Portfolio -
Class B (7/03)                                              2005        1.107           1.009                  -
                                                            2004        1.116           1.107            210,066
                                                            2003        1.000           1.116            200,048

SVS Focus Value & Growth Portfolio - Class B (8/03)         2005        1.252           1.168                  -
                                                            2004        1.155           1.252             30,509
                                                            2003        1.000           1.155              8,209

SVS II Scudder Large Cap Value Portfolio -
Class B (7/03)                                              2005        1.243           1.234            435,306
                                                            2004        1.160           1.243            418,536
                                                            2003        1.000           1.160            136,169

SVS Index 500 Portfolio - Class B (7/03)                    2005        1.214           1.231                  -
                                                            2004        1.130           1.214          2,659,910
                                                            2003        1.000           1.130             16,130

SVS Janus Growth And Income Portfolio - Class B (8/03)      2005        1.213           1.324            100,161
                                                            2004        1.117           1.213            101,785
                                                            2003        1.000           1.117             64,618

SVS Janus Growth Opportunities Portfolio -
Class B (7/03)                                              2005        1.215           1.272                  -
                                                            2004        1.108           1.215              8,840
                                                            2003        1.000           1.108                  -

SVS MFS Strategic Value Portfolio - Class B (8/03)          2005        1.285           1.248            139,287
                                                            2004        1.120           1.285            115,747
                                                            2003        1.000           1.120             78,890

SVS Oak Strategic Equity Portfolio - Class B (7/03)         2005        1.174           1.096             70,511
                                                            2004        1.191           1.174             69,853
                                                            2003        1.000           1.191             21,468

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)



                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
------------------------------------------------------------   ----    -------------   -------------   ---------------
   SVS Turner Mid Cap Growth Portfolio - Class B (7/03)        2005        1.309           1.423           223,672
                                                               2004        1.210           1.309           109,241
                                                               2003        1.000           1.210            58,160

The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (6/03)   2005        1.080           1.142           233,449
                                                               2004        1.060           1.080           244,859
                                                               2003        1.000           1.060           113,890

   Alger American Leveraged AllCap Portfolio - Class S

   Shares (7/03)                                               2005        1.180           1.316            49,449
                                                               2004        1.119           1.180            56,488
                                                               2003        1.000           1.119            28,907

                         CONDENSED FINANCIAL INFORMATION



The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.



                         SEPARATE ACCOUNT CHARGES 2.35%



                                                                                   UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                      PORTFOLIO NAME                                        YEAR       YEAR         END OF YEAR      END OF YEAR
-------------------------------------------------------------               ----   -------------   -------------   ---------------
AIM Variable Insurance Funds
    AIM V.I. Utilities Fund (7/03)                                          2005       1.202           1.371             3,703
                                                                            2004       1.000           1.202                 -

Credit Suisse Trust
    Credit Suisse Trust Emerging Markets Portfolio (7/03)                   2005       1.164           1.454                 -
                                                                            2004       1.000           1.164                 -

    Credit Suisse Trust Global Small Cap Portfolio (6/03)                   2005       1.132           1.284                 -
                                                                            2004       1.000           1.132                 -

Dreyfus Investment Portfolio
    Dreyfus MidCap Stock Portfolio - Service Shares (6/03)                  2005       1.116           1.188             3,628
                                                                            2004       1.000           1.116                 -

Dreyfus Socially Responsible Growth Fund, Inc.
    Dreyfus Socially Responsible Growth Fund, Inc.-
    Service Shares (9/03)                                                   2005       1.044           1.054             4,041
                                                                            2004       1.000           1.044                 -

Scudder Investments VIT Funds
    Scudder Real Estate Securities Portfolio - Class B (6/03)               2005       1.212           1.318            34,381
                                                                            2004       1.000           1.212                 -

    Scudder VIT Equity 500 Index Fund - Class B2 (9/05)                     2005       1.000           1.005                 -

Scudder Variable Series I
    21st Century Growth Portfolio - Class B (8/03)                          2005       1.067           0.971                 -
                                                                            2004       1.000           1.067                 -

    Capital Growth Portfolio - Class B (7/03)                               2005       1.056           1.119                 -
                                                                            2004       1.000           1.056                 -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)



                                                                                   UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                          PORTFOLIO NAME                                    YEAR       YEAR         END OF YEAR      END OF YEAR
---------------------------------------------------------------------       ----   -------------   -------------   ---------------
    Global Discovery Portfolio - Class B (7/03)                             2005       1.196           1.379            3,283
                                                                            2004       1.000           1.196                -

    Growth and Income Portfolio - Class B (6/03)                            2005       1.081           1.117                -
                                                                            2004       1.000           1.081                -

    Health Sciences Portfolio - Class B (6/03)                              2005       1.039           1.097                -
                                                                            2004       1.000           1.039                -

    International Portfolio - Class B (7/03)                                2005       1.138           1.286                -
                                                                            2004       1.000           1.138                -

    SVS I Scudder Bond Portfolio - Class B (6/05)                           2005       1.000           0.993                -

Scudder Variable Series II
    Scudder Blue Chip Portfolio - Class B (6/03)                            2005       1.112           1.191            3,637
                                                                            2004       1.000           1.112                -

    Scudder Conservative Income Strategy Portfolio - Class B (8/04)         2005       1.040           1.052                -
                                                                            2004       1.005           1.040                -

    Scudder Fixed Income Portfolio - Class B (6/03)                         2005       0.996           0.990                -
                                                                            2004       1.000           0.996                -

    Scudder Global Blue Chip Portfolio - Class B (8/03)                     2005       1.124           1.345            3,313
                                                                            2004       1.000           1.124                -

    Scudder Government & Agency Securities Portfolio - Class B (6/03)       2005       1.001           1.000                -
                                                                            2004       1.000           1.001                -

    Scudder Growth & Income Strategy Portfolio - Class B (8/04)             2005       1.075           1.103                -
                                                                            2004       0.999           1.075                -

    Scudder Growth Portfolio - Class B (7/03)                               2005       1.043           1.001                -
                                                                            2004       1.000           1.043                -

    Scudder Growth Strategy Portfolio - Class B (9/04)                      2005       1.093           1.132           93,461
                                                                            2004       1.016           1.093                -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)



                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                             BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                        PORTFOLIO NAME                                YEAR       YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------------     ----   -------------   -------------   ---------------
    Scudder High Income Portfolio - Class B (6/03)                    2005       1.085           1.096            26,433
                                                                      2004       1.000           1.085                 -

    Scudder Income & Growth Strategy Portfolio - Class B (8/04)       2005       1.057           1.077                 -
                                                                      2004       1.002           1.057                 -

    Scudder International Select Equity Portfolio - Class B (7/03)    2005       1.151           1.282                 -
                                                                      2004       1.000           1.151                 -

    Scudder Mercury Large Cap Core Portfolio (2/05)                   2005       1.036           1.143            55,922

    Scudder Mid-Cap Growth Portfolio - Class B (8/03)                 2005       1.045           1.170                 -
                                                                      2004       1.000           1.045                 -

    Scudder Money Market Portfolio - Class B (7/03)                   2005       0.986           0.986                 -
                                                                      2004       1.000           0.986                 -

    Scudder Salomon Aggressive Growth Portfolio (8/03)                2005       1.103           1.220                 -
                                                                      2004       1.000           1.103                 -

    Scudder Small Cap Growth Portfolio - Class B (7/03)               2005       1.066           1.111                 -
                                                                      2004       1.000           1.066                 -

    Scudder Strategic Income Portfolio - Class B (6/03)               2005       1.057           1.053            40,851
                                                                      2004       1.000           1.057                 -

    Scudder Technology Growth Portfolio - Class B (7/03)              2005       1.046           1.055                 -
                                                                      2004       1.000           1.046                 -

    Scudder Templeton Foreign Value Portfolio (1/05)                  2005       1.053           1.125           117,033

    Scudder Total Return Portfolio - Class B (7/03)                   2005       1.033           1.049                 -
                                                                      2004       1.000           1.033                 -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)



                                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                                           BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                        PORTFOLIO NAME                              YEAR       YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------------   ----   -------------   -------------   ---------------
    SVS Davis Venture Value Portfolio - Class B (7/03)              2005       1.069           1.140           138,215
                                                                    2004       1.000           1.069                 -

    SVS Dreman Financial Services Portfolio - Class B (7/03)        2005       1.061           1.031                 -
                                                                    2004       1.000           1.061                 -

    SVS Dreman High Return Equity Portfolio - Class B (6/03)        2005       1.115           1.171           156,388
                                                                    2004       1.000           1.115                 -

    SVS Dreman Small Cap Value Portfolio - Class B (7/03)           2005       1.168           1.252            77,914
                                                                    2004       1.000           1.168                 -

    SVS Eagle Focused Large Cap Growth Portfolio - Class B (7/03)   2005       1.012           0.922                 -
                                                                    2004       1.000           1.012                 -

    SVS Focus Value & Growth Portfolio - Class B (8/03)             2005       1.105           1.031                 -
                                                                    2004       1.000           1.105                 -

    SVS II Scudder Large Cap Value Portfolio - Class B (7/03)       2005       1.081           1.072                 -
                                                                    2004       1.000           1.081                 -

    SVS Index 500 Portfolio - Class B (7/03)                        2005       1.086           1.100                 -
                                                                    2004       1.000           1.086                 -

    SVS Janus Growth And Income Portfolio - Class B (8/03)          2005       1.102           1.202           136,116
                                                                    2004       1.000           1.102                 -

    SVS Janus Growth Opportunities Portfolio - Class B (7/03)       2005       1.108           1.159                 -
                                                                    2004       1.000           1.108                 -

    SVS MFS Strategic Value Portfolio - Class B (8/03)              2005       1.141           1.108             3,816
                                                                    2004       1.000           1.141                 -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)



                                                                                   UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                          PORTFOLIO NAME                                    YEAR       YEAR         END OF YEAR      END OF YEAR
---------------------------------------------------------------------       ----   -------------   -------------   ---------------
    SVS Oak Strategic Equity Portfolio - Class B (7/03)                     2005       1.015           0.947                -
                                                                            2004       1.000           1.015                -

    SVS Turner Mid Cap Growth Portfolio - Class B (7/03)                    2005       1.098           1.194           12,328
                                                                            2004       1.000           1.098                -

The Alger American Fund
    Alger American Balanced Portfolio - Class S Shares (6/03)               2005       1.017           1.074                -
                                                                            2004       1.000           1.017                -

    Alger American Leveraged AllCap Portfolio - Class S Shares (7/03)       2005       1.068           1.191                -
                                                                            2004       1.000           1.068                -

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 2.40%



                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR       YEAR         END OF YEAR      END OF YEAR
-------------------------------------------------------------   ----   -------------   -------------   ---------------
AIM Variable Insurance Funds
    AIM V.I. Utilities Fund (7/03)                              2005       1.216           1.387             5,036
                                                                2004       1.000           1.216                 -

Credit Suisse Trust
    Credit Suisse Trust Emerging Markets Portfolio (7/03)       2005       1.286           1.607             5,466
                                                                2004       1.000           1.286                 -

    Credit Suisse Trust Global Small Cap Portfolio (6/03)       2005       1.122           1.272                 -
                                                                2004       1.000           1.122                 -

Dreyfus Investment Portfolio
    Dreyfus MidCap Stock Portfolio - Service Shares (6/03)      2005       1.127           1.199            10,196
                                                                2004       1.000           1.127                 -

Dreyfus Socially Responsible Growth Fund, Inc.
    Dreyfus Socially Responsible Growth Fund, Inc.-
    Service Shares (9/03)                                       2005       1.028           1.037                 -
                                                                2004       1.000           1.028                 -

Scudder Investments VIT Funds
    Scudder Real Estate Securities Portfolio - Class B (6/03)   2005       1.281           1.392            35,352
                                                                2004       1.000           1.281                 -

    Scudder VIT Equity 500 Index Fund - Class B2 (9/05)         2005       1.000           1.005                 -

Scudder Variable Series I
    21st Century Growth Portfolio - Class B (8/03)              2005       1.076           0.978                 -
                                                                2004       1.000           1.076                 -

    Capital Growth Portfolio - Class B (7/03)                   2005       1.038           1.100             3,521
                                                                2004       1.000           1.038                 -

    Global Discovery Portfolio - Class B (7/03)                 2005       1.181           1.361            22,288
                                                                2004       1.000           1.181                  -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)



                                                                                   UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                          PORTFOLIO NAME                                    YEAR       YEAR         END OF YEAR      END OF YEAR
---------------------------------------------------------------------       ----   -------------   -------------   ---------------
    Growth and Income Portfolio - Class B (6/03)                            2005       1.065           1.100             8,940
                                                                            2004       1.000           1.065                 -

    Health Sciences Portfolio - Class B (6/03)                              2005       1.045           1.102             6,316
                                                                            2004       1.000           1.045                 -

    International Portfolio - Class B (7/03)                                2005       1.154           1.303             6,543
                                                                            2004       1.000           1.154                 -

    SVS I Scudder Bond Portfolio - Class B (6/05)                           2005       1.000           0.993                 -

Scudder Variable Series II
    Scudder Blue Chip Portfolio - Class B (6/03)                            2005       1.093           1.171            16,370
                                                                            2004       1.000           1.093                 -

    Scudder Conservative Income Strategy Portfolio - Class B (8/04)         2005       1.040           1.051                 -
                                                                            2004       1.005           1.040                 -

    Scudder Fixed Income Portfolio - Class B (6/03)                         2005       1.041           1.036             8,428
                                                                            2004       1.000           1.041                 -

    Scudder Global Blue Chip Portfolio - Class B (8/03)                     2005       1.158           1.385                 -
                                                                            2004       1.000           1.158                 -

    Scudder Government & Agency Securities Portfolio - Class B (6/03)       2005       1.033           1.031                 -
                                                                            2004       1.000           1.033                 -

    Scudder Growth & Income Strategy Portfolio - Class B (8/04)             2005       1.074           1.102            99,217
                                                                            2004       0.999           1.074                 -

    Scudder Growth Portfolio - Class B (7/03)                               2005       1.025           0.984                 -
                                                                            2004       1.000           1.025                 -

    Scudder Growth Strategy Portfolio - Class B (9/04)                      2005       1.093           1.132            58,176
                                                                            2004       1.016           1.093                 -

    Scudder High Income Portfolio - Class B (6/03)                          2005       1.101           1.112                 -
                                                                            2004       1.000           1.101                 -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)



                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                             BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                         PORTFOLIO NAME                               YEAR       YEAR         END OF YEAR      END OF YEAR
------------------------------------------------------------------    ----   -------------   -------------   ---------------
    Scudder Income & Growth Strategy Portfolio - Class B (8/04)       2005       1.056           1.077            58,704
                                                                      2004       1.002           1.056                 -

    Scudder International Select Equity Portfolio - Class B (7/03)    2005       1.166           1.297            41,665
                                                                      2004       1.000           1.166                 -

    Scudder Mercury Large Cap Core Portfolio (2/05)                   2005       1.028           1.142             7,646

    Scudder Mid-Cap Growth Portfolio - Class B (8/03)                 2005       1.064           1.192                 -
                                                                      2004       1.000           1.064                 -

    Scudder Money Market Portfolio - Class B (7/03)                   2005       0.991           0.991                 -
                                                                      2004       1.000           0.991                 -

    Scudder Salomon Aggressive Growth Portfolio (8/03)                2005       1.089           1.204             5,785
                                                                      2004       1.000           1.089                 -

    Scudder Small Cap Growth Portfolio - Class B (7/03)               2005       1.079           1.124            12,746
                                                                      2004       1.000           1.079                 -

    Scudder Strategic Income Portfolio - Class B (6/03)               2005       1.100           1.094            14,552
                                                                      2004       1.000           1.100                 -

    Scudder Technology Growth Portfolio - Class B (7/03)              2005       1.037           1.045            17,140
                                                                      2004       1.000           1.037                 -

    Scudder Templeton Foreign Value Portfolio (1/05)                  2005       1.029           1.124             7,817

    Scudder Total Return Portfolio - Class B (7/03)                   2005       1.041           1.056                 -
                                                                      2004       1.000           1.041                 -

    SVS Davis Venture Value Portfolio - Class B (7/03)                2005       1.070           1.141             7,644
                                                                      2004       1.000           1.070                 -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)



                                                                            UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                          PORTFOLIO NAME                             YEAR       YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------------    ----   -------------   -------------   ---------------
    SVS Dreman Financial Services Portfolio - Class B (7/03)         2005       1.091           1.060            4,927
                                                                     2004       1.000           1.091                -

    SVS Dreman High Return Equity Portfolio - Class B (6/03)         2005       1.122           1.178           14,827
                                                                     2004       1.000           1.122                -

    SVS Dreman Small Cap Value Portfolio - Class B (7/03)            2005       1.187           1.272            6,880
                                                                     2004       1.000           1.187                -

    SVS Eagle Focused Large Cap Growth Portfolio - Class B (7/03)    2005       1.023           0.933                -
                                                                     2004       1.000           1.023                -

    SVS Focus Value & Growth Portfolio - Class B (8/03)              2005       1.108           1.034                -
                                                                     2004       1.000           1.108                -

    SVS II Scudder Large Cap Value Portfolio - Class B (7/03)        2005       1.070           1.061           10,630
                                                                     2004       1.000           1.070                -

    SVS Index 500 Portfolio - Class B (7/03)                         2005       1.069           1.083                -
                                                                     2004       1.000           1.069                -

    SVS Janus Growth And Income Portfolio - Class B (8/03)           2005       1.096           1.196                -
                                                                     2004       1.000           1.096                -

    SVS Janus Growth Opportunities Portfolio - Class B (7/03)        2005       1.087           1.137                -
                                                                     2004       1.000           1.087                -

    SVS MFS Strategic Value Portfolio - Class B (8/03)               2005       1.133           1.099                -
                                                                     2004       1.000           1.133                -

    SVS Oak Strategic Equity Portfolio - Class B (7/03)              2005       1.035           0.965            5,906
                                                                     2004       1.000           1.035                -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)



                                                                                   UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                          PORTFOLIO NAME                                    YEAR       YEAR         END OF YEAR      END OF YEAR
---------------------------------------------------------------------       ----   -------------   -------------   ---------------

    SVS Turner Mid Cap Growth Portfolio - Class B (7/03)                    2005       1.106           1.201            18,455
                                                                            2004       1.000           1.106                 -

The Alger American Fund
    Alger American Balanced Portfolio - Class S Shares (6/03)               2005       1.040           1.098                 -
                                                                            2004       1.000           1.040                 -

    Alger American Leveraged AllCap Portfolio - Class S Shares (7/03)       2005       1.051           1.172                 -
                                                                            2004       1.000           1.051                 -

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 2.45%



                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------     ---------------
AIM Variable Insurance Funds
   AIM V.I. Utilities Fund (7/03)                              2005        1.201           1.369               26,755
                                                               2004        1.000           1.201               14,967

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (7/03)       2005        1.163           1.452               50,427
                                                               2004        1.000           1.163               30,197

   Credit Suisse Trust Global Small Cap Portfolio (6/03)       2005        1.131           1.282               14,514
                                                               2004        1.000           1.131               14,502

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (6/03)      2005        1.115           1.186              188,600
                                                               2004        1.000           1.115               97,866

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.- Service
   Shares (9/03)                                               2005        1.043           1.052                    -
                                                               2004        1.000           1.043                    -

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (6/03)   2005        1.211           1.315              191,045
                                                               2004        1.000           1.211              103,814

   Scudder VIT Equity 500 Index Fund - Class B2 (9/05)         2005        1.000           1.004               57,202

Scudder Variable Series I
   21st Century Growth Portfolio - Class B (8/03)              2005        1.067           0.970                    -
                                                               2004        1.000           1.067               15,103

   Capital Growth Portfolio - Class B (7/03)                   2005        1.055           1.117               97,711
                                                               2004        1.000           1.055               12,050

   Global Discovery Portfolio - Class B (7/03)                 2005        1.195           1.376               59,133
                                                               2004        1.000           1.195               33,035

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)



                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR           END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------     ---------------
   Growth and Income Portfolio - Class B (6/03)                2005        1.080           1.115              216,354
                                                               2004        1.000           1.080               94,000

   Health Sciences Portfolio - Class B (6/03)                  2005        1.038           1.095               55,166
                                                               2004        1.000           1.038               45,737

   International Portfolio - Class B (7/03)                    2005        1.137           1.284               25,244
                                                               2004        1.000           1.137               12,744

   SVS I Scudder Bond Portfolio - Class B (6/05)               2005        1.000           0.992               10,598

Scudder Variable Series II
   Scudder Blue Chip Portfolio - Class B (6/03)                2005        1.111           1.189              326,220
                                                               2004        1.000           1.111              304,228

   Scudder Conservative Income Strategy Portfolio - Class B
   (8/04)                                                      2005        1.039           1.050                    -
                                                               2004        1.005           1.039                    -

   Scudder Fixed Income Portfolio - Class B (6/03)             2005        0.995           0.989              169,204
                                                               2004        1.000           0.995              136,764

   Scudder Global Blue Chip Portfolio - Class B (8/03)         2005        1.123           1.343               80,306
                                                               2004        1.000           1.123               30,421

   Scudder Government & Agency Securities Portfolio - Class
   B (6/03)                                                    2005        1.000           0.998               87,745
                                                               2004        1.000           1.000               42,080

   Scudder Growth & Income Strategy Portfolio - Class B
   (8/04)                                                      2005        1.074           1.101              178,062
                                                               2004        0.999           1.074               56,813

   Scudder Growth Portfolio - Class B (7/03)                   2005        1.042           1.000                    -
                                                               2004        1.000           1.042               13,797

   Scudder Growth Strategy Portfolio - Class B (9/04)          2005        1.093           1.131              858,187
                                                               2004        1.016           1.093              158,450

   Scudder High Income Portfolio - Class B (6/03)              2005        1.084           1.094              218,714
                                                               2004        1.000           1.084              154,394

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)



                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------     ---------------
Scudder Income & Growth Strategy Portfolio - Class B
(8/04)                                                         2005        1.056           1.076              164,852
                                                               2004        1.002           1.056               38,474

Scudder International Select Equity Portfolio - Class B
(7/03)                                                         2005        1.150           1.279              148,348
                                                               2004        1.000           1.150               62,648

Scudder Mercury Large Cap Core Portfolio (2/05)                2005        1.036           1.141                    -

Scudder Mid-Cap Growth Portfolio - Class B (8/03)              2005        1.044           1.168                    -
                                                               2004        1.000           1.044                    -

Scudder Money Market Portfolio - Class B (7/03)                2005        0.985           0.985               24,224
                                                               2004        1.000           0.985                3,807

Scudder Salomon Aggressive Growth Portfolio (8/03)             2005        1.102           1.218               19,371
                                                               2004        1.000           1.102                3,294

Scudder Small Cap Growth Portfolio - Class B (7/03)            2005        1.065           1.109               90,794
                                                               2004        1.000           1.065               53,654

Scudder Strategic Income Portfolio - Class B (6/03)            2005        1.056           1.051               82,090
                                                               2004        1.000           1.056               72,057

Scudder Technology Growth Portfolio - Class B (7/03)           2005        1.045           1.053               50,649
                                                               2004        1.000           1.045               26,288

Scudder Templeton Foreign Value Portfolio (1/05)               2005        1.053           1.124                6,885

Scudder Total Return Portfolio - Class B (7/03)                2005        1.032           1.047              528,144
                                                               2004        1.000           1.032              397,085

SVS Davis Venture Value Portfolio - Class B (7/03)             2005        1.068           1.138               64,326
                                                               2004        1.000           1.068               51,392

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)



                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------     ---------------
SVS Dreman Financial Services Portfolio - Class B (7/03)       2005        1.060           1.030               94,569
                                                               2004        1.000           1.060               38,097

SVS Dreman High Return Equity Portfolio - Class B (6/03)       2005        1.114           1.169              462,139
                                                               2004        1.000           1.114              336,143

SVS Dreman Small Cap Value Portfolio - Class B (7/03)          2005        1.167           1.250              284,924
                                                               2004        1.000           1.167              171,699

SVS Eagle Focused Large Cap Growth Portfolio - Class B
(7/03)                                                         2005        1.011           0.921                    -
                                                               2004        1.000           1.011               24,710

SVS Focus Value & Growth Portfolio - Class B (8/03)            2005        1.104           1.030                    -
                                                               2004        1.000           1.104               19,134

SVS II Scudder Large Cap Value Portfolio - Class B (7/03)      2005        1.080           1.070               41,258
                                                               2004        1.000           1.080               28,977

SVS Index 500 Portfolio - Class B (7/03)                       2005        1.085           1.099                    -
                                                               2004        1.000           1.085               36,621

SVS Janus Growth And Income Portfolio - Class B (8/03)         2005        1.101           1.200               26,979
                                                               2004        1.000           1.101                7,615

SVS Janus Growth Opportunities Portfolio - Class B (7/03)      2005        1.107           1.157                1,445
                                                               2004        1.000           1.107                1,448

SVS MFS Strategic Value Portfolio - Class B (8/03)             2005        1.140           1.106              142,064
                                                               2004        1.000           1.140              126,887

SVS Oak Strategic Equity Portfolio - Class B (7/03)            2005        1.015           0.946              116,992
                                                               2004        1.000           1.015               85,995

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)



                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------     ---------------
   SVS Turner Mid Cap Growth Portfolio - Class B (7/03)        2005        1.097           1.191                  46,992
                                                               2004        1.000           1.097                  23,822

The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (6/03)   2005        1.016           1.072                  69,877
                                                               2004        1.000           1.016                  40,228

   Alger American Leveraged AllCap Portfolio - Class S
   Shares (7/03)                                               2005        1.067           1.189                       -
                                                               2004        1.000           1.067                     724

                         CONDENSED FINANCIAL INFORMATION



The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.



                         SEPARATE ACCOUNT CHARGES 2.50%



                                                                                 UNIT VALUE AT                 NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                            PORTFOLIO NAME                                 YEAR      YEAR        END OF YEAR     END OF YEAR
----------------------------------------------------------------------    -----  -------------  -------------  ---------------
AIM Variable Insurance Funds
   AIM V.I. Utilities Fund (7/03)                                          2005       1.281          1.460                -
                                                                           2004       1.063          1.281                -
                                                                           2003       1.000          1.063                -

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (7/03)                   2005       1.603          2.000                -
                                                                           2004       1.315          1.603                -
                                                                           2003       1.000          1.315                -

   Credit Suisse Trust Global Small Cap Portfolio (6/03)                   2005       1.420          1.609           15,520
                                                                           2004       1.234          1.420            9,450
                                                                           2003       1.000          1.234                -

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (6/03)                  2005       1.301          1.383           16,156
                                                                           2004       1.168          1.301           20,700
                                                                           2003       1.000          1.168            2,954

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.- Service Shares
   (9/03)                                                                  2005       1.159          1.169            1,691
                                                                           2004       1.122          1.159            1,693
                                                                           2003       1.000          1.122                -

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (6/03)               2005       1.479          1.606           27,295
                                                                           2004       1.160          1.479           22,484
                                                                           2003       1.000          1.160           19,416

   Scudder VIT Equity 500 Index Fund - Class B2 (9/05)                     2005       1.000          1.004           15,823

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)



                                                                                 UNIT VALUE AT                 NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                            PORTFOLIO NAME                                 YEAR      YEAR        END OF YEAR     END OF YEAR
----------------------------------------------------------------------    -----  -------------  -------------  ---------------
Scudder Variable Series I
   21st Century Growth Portfolio - Class B (8/03)                          2005       1.213          1.102                -
                                                                           2004       1.124          1.213            1,644
                                                                           2003       1.000          1.124                -

   Capital Growth Portfolio - Class B (7/03)                               2005       1.166          1.234          102,249
                                                                           2004       1.112          1.166              685
                                                                           2003       1.000          1.112            4,458

   Global Discovery Portfolio - Class B (7/03)                             2005       1.500          1.728                -
                                                                           2004       1.249          1.500                -
                                                                           2003       1.000          1.249                -

   Growth and Income Portfolio - Class B (6/03)                            2005       1.204          1.241           23,813
                                                                           2004       1.124          1.204           18,875
                                                                           2003       1.000          1.124            3,037

   Health Sciences Portfolio - Class B (6/03)                              2005       1.192          1.256           18,461
                                                                           2004       1.119          1.192           19,645
                                                                           2003       1.000          1.119            3,026

   International Portfolio - Class B (7/03)                                2005       1.339          1.511           32,835
                                                                           2004       1.181          1.339           29,799
                                                                           2003       1.000          1.181                -

   SVS I Scudder Bond Portfolio - Class B (6/05)                           2005       1.000          0.992                -

Scudder Variable Series II
   Scudder Blue Chip Portfolio - Class B (6/03)                            2005       1.298          1.389           22,511
                                                                           2004       1.152          1.298           32,956
                                                                           2003       1.000          1.152            5,171

   Scudder Conservative Income Strategy Portfolio - Class B (8/04)         2005       1.039          1.049           15,284
                                                                           2004       1.005          1.039                -

   Scudder Fixed Income Portfolio - Class B (6/03)                         2005       1.000          0.994           87,034
                                                                           2004       0.985          1.000           79,619
                                                                           2003       1.000          0.985           76,330

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)



                                                                                 UNIT VALUE AT                 NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                            PORTFOLIO NAME                                 YEAR      YEAR        END OF YEAR     END OF YEAR
----------------------------------------------------------------------    -----  -------------  -------------  ---------------
Scudder Global Blue Chip Portfolio - Class B (8/03)                        2005       1.312          1.567                -
                                                                           2004       1.176          1.312                -
                                                                           2003       1.000          1.176                -

Scudder Government & Agency Securities Portfolio - Class B (6/03)          2005       1.000          0.998           38,211
                                                                           2004       0.992          1.000           47,637
                                                                           2003       1.000          0.992           32,340

Scudder Growth & Income Strategy Portfolio - Class B (8/04)                2005       1.074          1.100                -
                                                                           2004       0.999          1.074                -

Scudder Growth Portfolio - Class B (7/03)                                  2005       1.129          1.083                -
                                                                           2004       1.105          1.129           61,194
                                                                           2003       1.000          1.105           41,847

Scudder Growth Strategy Portfolio - Class B (9/04)                         2005       1.093          1.130                -
                                                                           2004       1.016          1.093                -

Scudder High Income Portfolio - Class B (6/03)                             2005       1.190          1.200           51,493
                                                                           2004       1.088          1.190           46,176
                                                                           2003       1.000          1.088           51,580

Scudder Income & Growth Strategy Portfolio - Class B (8/04)                2005       1.056          1.075            5,026
                                                                           2004       1.002          1.056                -

Scudder International Select Equity Portfolio - Class B (7/03)             2005       1.386          1.541           41,321
                                                                           2004       1.206          1.386           25,149
                                                                           2003       1.000          1.206            6,416

Scudder Mercury Large Cap Core Portfolio (2/05)                            2005       1.036          1.141                -

Scudder Mid-Cap Growth Portfolio - Class B (8/03)                          2005       1.173          1.312                -
                                                                           2004       1.161          1.173                -
                                                                           2003       1.000          1.161                -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)



                                                                                 UNIT VALUE AT                 NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                            PORTFOLIO NAME                                 YEAR      YEAR        END OF YEAR     END OF YEAR
----------------------------------------------------------------------    -----  -------------  -------------  ---------------
Scudder Money Market Portfolio - Class B (7/03)                            2005       0.968          0.967          110,254
                                                                           2004       0.987          0.968           66,151
                                                                           2003       1.000          0.987            1,914

Scudder Salomon Aggressive Growth Portfolio (8/03)                         2005       1.274          1.406                -
                                                                           2004       1.172          1.274                -
                                                                           2003       1.000          1.172                -

Scudder Small Cap Growth Portfolio - Class B (7/03)                        2005       1.217          1.267            6,241
                                                                           2004       1.129          1.217            8,371
                                                                           2003       1.000          1.129            1,694

Scudder Strategic Income Portfolio - Class B (6/03)                        2005       1.037          1.031           47,361
                                                                           2004       0.982          1.037           38,007
                                                                           2003       1.000          0.982           40,148

Scudder Technology Growth Portfolio - Class B (7/03)                       2005       1.199          1.208           17,967
                                                                           2004       1.212          1.199           17,722
                                                                           2003       1.000          1.212            3,721

Scudder Templeton Foreign Value Portfolio (1/05)                           2005       1.053          1.123                -

Scudder Total Return Portfolio - Class B (7/03)                            2005       1.099          1.114           24,206
                                                                           2004       1.060          1.099           24,206
                                                                           2003       1.000          1.060           19,675

SVS Davis Venture Value Portfolio - Class B (7/03)                         2005       1.254          1.336           17,326
                                                                           2004       1.154          1.254           17,847
                                                                           2003       1.000          1.154           12,988

SVS Dreman Financial Services Portfolio - Class B (7/03)                   2005       1.225          1.189           18,114
                                                                           2004       1.126          1.225           17,226
                                                                           2003       1.000          1.126            3,952

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)



                                                                                 UNIT VALUE AT                 NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                            PORTFOLIO NAME                                 YEAR      YEAR        END OF YEAR     END OF YEAR
----------------------------------------------------------------------    -----  -------------  -------------  ---------------
SVS Dreman High Return Equity Portfolio - Class B (6/03)                   2005       1.284          1.347           20,410
                                                                           2004       1.159          1.284           20,534
                                                                           2003       1.000          1.159           16,681

SVS Dreman Small Cap Value Portfolio - Class B (7/03)                      2005       1.519          1.627           19,786
                                                                           2004       1.241          1.519           17,463
                                                                           2003       1.000          1.241            7,314

SVS Eagle Focused Large Cap Growth Portfolio - Class B (7/03)              2005       1.103          1.005                -
                                                                           2004       1.115          1.103           47,481
                                                                           2003       1.000          1.115           27,322

SVS Focus Value & Growth Portfolio - Class B (8/03)                        2005       1.248          1.164                -
                                                                           2004       1.154          1.248            5,150
                                                                           2003       1.000          1.154            2,261

SVS II Scudder Large Cap Value Portfolio - Class B (7/03)                  2005       1.239          1.228           79,663
                                                                           2004       1.159          1.239           85,993
                                                                           2003       1.000          1.159           52,234

SVS Index 500 Portfolio - Class B (7/03)                                   2005       1.211          1.225                -
                                                                           2004       1.128          1.211           13,006
                                                                           2003       1.000          1.128           11,827

SVS Janus Growth And Income Portfolio - Class B (8/03)                     2005       1.209          1.318           27,296
                                                                           2004       1.116          1.209           29,093
                                                                           2003       1.000          1.116           24,774

SVS Janus Growth Opportunities Portfolio - Class B (7/03)                  2005       1.211          1.266                -
                                                                           2004       1.107          1.211                -
                                                                           2003       1.000          1.107                -

SVS MFS Strategic Value Portfolio - Class B (8/03)                         2005       1.281          1.242           12,497
                                                                           2004       1.119          1.281           21,916
                                                                           2003       1.000          1.119            3,966

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)



                                                                                 UNIT VALUE AT                 NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                            PORTFOLIO NAME                                 YEAR      YEAR        END OF YEAR     END OF YEAR
----------------------------------------------------------------------    -----  -------------  -------------  ---------------
   SVS Oak Strategic Equity Portfolio - Class B (7/03)                     2005       1.171          1.091           19,852
                                                                           2004       1.190          1.171           18,564
                                                                           2003       1.000          1.190            8,848

   SVS Turner Mid Cap Growth Portfolio - Class B (7/03)                    2005       1.305          1.416           22,123
                                                                           2004       1.209          1.305           23,421
                                                                           2003       1.000          1.209           13,836

The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (6/03)               2005       1.077          1.136           65,680
                                                                           2004       1.059          1.077           59,935
                                                                           2003       1.000          1.059           30,769

   Alger American Leveraged AllCap Portfolio - Class S Shares (7/03)       2005       1.176          1.310           11,457
                                                                           2004       1.118          1.176           11,467
                                                                           2003       1.000          1.118            2,820

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 2.55%



                                                                                 UNIT VALUE AT                 NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                            PORTFOLIO NAME                                 YEAR      YEAR        END OF YEAR     END OF YEAR
----------------------------------------------------------------------    -----  -------------  -------------  ---------------
AIM Variable Insurance Funds
   AIM V.I. Utilities Fund (7/03)                                          2005       1.000          1.109              869

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (7/03)                   2005       1.000          1.215            1,594

   Credit Suisse Trust Global Small Cap Portfolio (6/03)                   2005       1.000          1.120              432

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (6/03)                  2005       1.000          1.069                -

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.- Service Shares
   (9/03)                                                                  2005       1.000          1.022                -

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (6/03)               2005       1.000          1.132                -

   Scudder VIT Equity 500 Index Fund - Class B2 (9/05)                     2005       1.000          1.004                -

Scudder Variable Series I
   21st Century Growth Portfolio - Class B (8/03)                          2005       1.000          0.907                -

   Capital Growth Portfolio - Class B (7/03)                               2005       1.000          1.065                -

   Global Discovery Portfolio - Class B (7/03)                             2005       1.000          1.131            1,295

   Growth and Income Portfolio - Class B (6/03)                            2005       1.000          1.034                -

   Health Sciences Portfolio - Class B (6/03)                              2005       1.000          1.077                -

   International Portfolio - Class B (7/03)                                2005       1.000          1.130                -

   SVS I Scudder Bond Portfolio - Class B (6/05)                           2005       1.000          0.992                -

Scudder Variable Series II
   Scudder Blue Chip Portfolio - Class B (6/03)                            2005       1.000          1.072              448

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)



                                                                                 UNIT VALUE AT                 NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                            PORTFOLIO NAME                                 YEAR      YEAR        END OF YEAR     END OF YEAR
----------------------------------------------------------------------    -----  -------------  -------------  ---------------
Scudder Conservative Income Strategy Portfolio - Class B (8/04)            2005       1.000          1.005                -

Scudder Fixed Income Portfolio - Class B (6/03)                            2005       1.000          0.984                -

Scudder Global Blue Chip Portfolio - Class B (8/03)                        2005       1.000          1.181              409

Scudder Government & Agency Securities Portfolio - Class B (6/03)          2005       1.000          0.993                -

Scudder Growth & Income Strategy Portfolio - Class B (8/04)                2005       1.000          1.025                -

Scudder Growth Portfolio - Class B (7/03)                                  2005       1.000          0.967                -

Scudder Growth Strategy Portfolio - Class B (9/04)                         2005       1.000          1.036           24,053

Scudder High Income Portfolio - Class B (6/03)                             2005       1.000          0.997                -

Scudder Income & Growth Strategy Portfolio - Class B (8/04)                2005       1.000          1.015           44,695

Scudder International Select Equity Portfolio - Class B (7/03)             2005       1.000          1.119                -

Scudder Mercury Large Cap Core Portfolio (2/05)                            2005       1.000          1.094              880

Scudder Mid-Cap Growth Portfolio - Class B (8/03)                          2005       1.000          1.109                -

Scudder Money Market Portfolio - Class B (7/03)                            2005       1.000          1.000                -

Scudder Salomon Aggressive Growth Portfolio (8/03)                         2005       1.000          1.112                -

Scudder Small Cap Growth Portfolio - Class B (7/03)                        2005       1.000          1.037                -

Scudder Strategic Income Portfolio - Class B (6/03)                        2005       1.000          0.985                -

Scudder Technology Growth Portfolio - Class B (7/03)                       2005       1.000          1.050                -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)



                                                                                 UNIT VALUE AT                 NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                            PORTFOLIO NAME                                 YEAR      YEAR        END OF YEAR     END OF YEAR
----------------------------------------------------------------------    -----  -------------  -------------  ---------------
Scudder Templeton Foreign Value Portfolio (1/05)                           2005       1.000          1.060                -

Scudder Total Return Portfolio - Class B (7/03)                            2005       1.000          1.012                -

SVS Davis Venture Value Portfolio - Class B (7/03)                         2005       1.000          1.054              913

SVS Dreman Financial Services Portfolio - Class B (7/03)                   2005       1.000          0.986                -

SVS Dreman High Return Equity Portfolio - Class B (6/03)                   2005       1.000          1.036                -

SVS Dreman Small Cap Value Portfolio - Class B (7/03)                      2005       1.000          1.075              898

SVS Eagle Focused Large Cap Growth Portfolio - Class B (7/03)              2005       1.000          0.933                -

SVS Focus Value & Growth Portfolio - Class B (8/03)                        2005       1.000          0.955                -

SVS II Scudder Large Cap Value Portfolio - Class B (7/03)                  2005       1.000          0.985                -

SVS Index 500 Portfolio - Class B (7/03)                                   2005       1.000          1.018                -

SVS Janus Growth And Income Portfolio - Class B (8/03)                     2005       1.000          1.095                -

SVS Janus Growth Opportunities Portfolio - Class B (7/03)                  2005       1.000          1.067                -

SVS MFS Strategic Value Portfolio - Class B (8/03)                         2005       1.000          0.995                -

SVS Oak Strategic Equity Portfolio - Class B (7/03)                        2005       1.000          0.979                -

SVS Turner Mid Cap Growth Portfolio - Class B (7/03)                       2005       1.000          1.088              885

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)



                                                                                 UNIT VALUE AT                 NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                            PORTFOLIO NAME                                 YEAR      YEAR        END OF YEAR     END OF YEAR
----------------------------------------------------------------------    -----  -------------  -------------  ---------------
The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (6/03)               2005       1.000          1.071                -

   Alger American Leveraged AllCap Portfolio - Class S Shares (7/03)       2005       1.000          1.138                -

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 2.60%



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR          END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
AIM Variable Insurance Funds
   AIM V.I. Utilities Fund (7/03)                              2005        1.215           1.383                  -
                                                               2004        1.000           1.215                  -

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (7/03)       2005        1.285           1.602                  -
                                                               2004        1.000           1.285                  -

   Credit Suisse Trust Global Small Cap Portfolio (6/03)       2005        1.121           1.268                  -
                                                               2004        1.000           1.121                  -

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (6/03)      2005        1.126           1.195                  -
                                                               2004        1.000           1.126                  -

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.- Service
   Shares (9/03)                                               2005        1.027           1.034                  -
                                                               2004        1.000           1.027                  -

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (6/03)   2005        1.279           1.388                  -
                                                               2004        1.000           1.279                  -

   Scudder VIT Equity 500 Index Fund - Class B2 (9/05)         2005        1.000           1.004                  -

Scudder Variable Series I
   21st Century Growth Portfolio - Class B (8/03)              2005        1.074           0.976                  -
                                                               2004        1.000           1.074                  -

   Capital Growth Portfolio - Class B (7/03)                   2005        1.037           1.097                  -
                                                               2004        1.000           1.037                  -

   Global Discovery Portfolio - Class B (7/03)                 2005        1.179           1.357                  -
                                                               2004        1.000           1.179                  -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR          END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Growth and Income Portfolio - Class B (6/03)                2005        1.064           1.096                    -
                                                               2004        1.000           1.064                    -

   Health Sciences Portfolio - Class B (6/03)                  2005        1.044           1.099                    -
                                                               2004        1.000           1.044                    -

   International Portfolio - Class B (7/03)                    2005        1.152           1.299                    -
                                                               2004        1.000           1.152                    -

   SVS I Scudder Bond Portfolio - Class B (6/05)               2005        1.000           0.992                    -

Scudder Variable Series II
   Scudder Blue Chip Portfolio - Class B (6/03)                2005        1.092           1.167                    -
                                                               2004        1.000           1.092                    -

   Scudder Conservative Income Strategy Portfolio - Class B
   (8/04)                                                      2005        1.039           1.048                    -
                                                               2004        1.005           1.039                    -

   Scudder Fixed Income Portfolio - Class B (6/03)             2005        1.040           1.032                    -
                                                               2004        1.000           1.040                    -

   Scudder Global Blue Chip Portfolio - Class B (8/03)         2005        1.157           1.381                    -
                                                               2004        1.000           1.157                    -

   Scudder Government & Agency Securities Portfolio - Class
   B (6/03)                                                    2005        1.032           1.028                    -
                                                               2004        1.000           1.032                    -

   Scudder Growth & Income Strategy Portfolio - Class B
   (8/04)                                                      2005        1.074           1.099                    -
                                                               2004        0.999           1.074                    -

   Scudder Growth Portfolio - Class B (7/03)                   2005        1.024           0.982                    -
                                                               2004        1.000           1.024                    -

   Scudder Growth Strategy Portfolio - Class B (9/04)          2005        1.092           1.128                    -
                                                               2004        1.016           1.092                    -

   Scudder High Income Portfolio - Class B (6/03)              2005        1.100           1.108                    -
                                                               2004        1.000           1.100                    -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR          END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
Scudder Income & Growth Strategy Portfolio - Class B
(8/04)                                                         2005        1.056           1.074                    -
                                                               2004        1.002           1.056                    -

Scudder International Select Equity Portfolio - Class B
(7/03)                                                         2005        1.164           1.293                    -
                                                               2004        1.000           1.164                    -

Scudder Mercury Large Cap Core Portfolio (2/05)                2005        1.027           1.140                    -

Scudder Mid-Cap Growth Portfolio - Class B (8/03)              2005        1.063           1.188                    -
                                                               2004        1.000           1.063                    -

Scudder Money Market Portfolio - Class B (7/03)                2005        0.990           0.988                    -
                                                               2004        1.000           0.990                    -

Scudder Salomon Aggressive Growth Portfolio (8/03)             2005        1.088           1.201                    -
                                                               2004        1.000           1.088                    -

Scudder Small Cap Growth Portfolio - Class B (7/03)            2005        1.077           1.121                    -
                                                               2004        1.000           1.077                    -

Scudder Strategic Income Portfolio - Class B (6/03)            2005        1.099           1.091                    -
                                                               2004        1.000           1.099                    -

Scudder Technology Growth Portfolio - Class B (7/03)           2005        1.036           1.042                    -
                                                               2004        1.000           1.036                    -

Scudder Templeton Foreign Value Portfolio (1/05)               2005        1.028           1.122                    -

Scudder Total Return Portfolio - Class B (7/03)                2005        1.039           1.052                    -
                                                               2004        1.000           1.039                    -

SVS Davis Venture Value Portfolio - Class B (7/03)             2005        1.069           1.138                    -
                                                               2004        1.000           1.069                    -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR          END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
SVS Dreman Financial Services Portfolio - Class B (7/03)       2005        1.089           1.057                   -
                                                               2004        1.000           1.089                   -

SVS Dreman High Return Equity Portfolio - Class B (6/03)       2005        1.121           1.174                   -
                                                               2004        1.000           1.121                   -

SVS Dreman Small Cap Value Portfolio - Class B (7/03)          2005        1.185           1.268                   -
                                                               2004        1.000           1.185                   -

SVS Eagle Focused Large Cap Growth Portfolio - Class B
(7/03)                                                         2005        1.022           0.931                   -
                                                               2004        1.000           1.022                   -

SVS Focus Value & Growth Portfolio - Class B (8/03)            2005        1.107           1.032                   -
                                                               2004        1.000           1.107                   -

SVS II Scudder Large Cap Value Portfolio - Class B (7/03)      2005        1.069           1.058                   -
                                                               2004        1.000           1.069                   -

SVS Index 500 Portfolio - Class B (7/03)                       2005        1.068           1.080                   -
                                                               2004        1.000           1.068                   -

SVS Janus Growth And Income Portfolio - Class B (8/03)         2005        1.095           1.192                   -
                                                               2004        1.000           1.095                   -

SVS Janus Growth Opportunities Portfolio - Class B (7/03)      2005        1.086           1.133                   -
                                                               2004        1.000           1.086                   -

SVS MFS Strategic Value Portfolio - Class B (8/03)             2005        1.131           1.096                   -
                                                               2004        1.000           1.131                   -

SVS Oak Strategic Equity Portfolio - Class B (7/03)            2005        1.034           0.962                   -
                                                               2004        1.000           1.034                   -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR          END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   SVS Turner Mid Cap Growth Portfolio - Class B (7/03)        2005        1.104           1.197                   -
                                                               2004        1.000           1.104                   -

The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (6/03)   2005        1.039           1.095                   -
                                                               2004        1.000           1.039                   -

   Alger American Leveraged AllCap Portfolio - Class S
   Shares (7/03)                                               2005        1.050           1.168                   -
                                                               2004        1.000           1.050                   -

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 2.65%



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR          END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
AIM Variable Insurance Funds
   AIM V.I. Utilities Fund (7/03)                              2005        1.199           1.364                  8,423
                                                               2004        1.000           1.199                  9,585

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (7/03)       2005        1.161           1.447                 99,130
                                                               2004        1.000           1.161                115,538

   Credit Suisse Trust Global Small Cap Portfolio (6/03)       2005        1.129           1.277                 32,447
                                                               2004        1.000           1.129                 28,010

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (6/03)      2005        1.114           1.181                 58,578
                                                               2004        1.000           1.114                 62,790

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.- Service
   Shares (9/03)                                               2005        1.042           1.049                      -
                                                               2004        1.000           1.042                      -

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (6/03)   2005        1.209           1.311                 65,760
                                                               2004        1.000           1.209                 63,171

   Scudder VIT Equity 500 Index Fund - Class B2 (9/05)         2005        1.000           1.004                  1,564

Scudder Variable Series I
   21st Century Growth Portfolio - Class B (8/03)              2005        1.065           0.967                      -
                                                               2004        1.000           1.065                 47,496

   Capital Growth Portfolio - Class B (7/03)                   2005        1.053           1.113                214,716
                                                               2004        1.000           1.053                126,915

   Global Discovery Portfolio - Class B (7/03)                 2005        1.193           1.371                  3,530
                                                               2004        1.000           1.193                  3,201

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.65% (CONTINUED)



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR          END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Growth and Income Portfolio - Class B (6/03)                2005        1.079           1.111               182,543
                                                               2004        1.000           1.079                12,452

   Health Sciences Portfolio - Class B (6/03)                  2005        1.037           1.091                34,597
                                                               2004        1.000           1.037                34,237

   International Portfolio - Class B (7/03)                    2005        1.135           1.280               199,562
                                                               2004        1.000           1.135               192,174

   SVS I Scudder Bond Portfolio - Class B (6/05)               2005        1.000           0.991                     -

Scudder Variable Series II
   Scudder Blue Chip Portfolio - Class B (6/03)                2005        1.109           1.185               126,279
                                                               2004        1.000           1.109                61,768

   Scudder Conservative Income Strategy Portfolio - Class B
   (8/04)                                                      2005        1.039           1.047                     -
                                                               2004        1.005           1.039                     -

   Scudder Fixed Income Portfolio - Class B (6/03)             2005        0.993           0.985               329,763
                                                               2004        1.000           0.993               567,333

   Scudder Global Blue Chip Portfolio - Class B (8/03)         2005        1.122           1.338               128,903
                                                               2004        1.000           1.122               141,027

   Scudder Government & Agency Securities Portfolio - Class
   B (6/03)                                                    2005        0.998           0.994               353,704
                                                               2004        1.000           0.998               323,868

   Scudder Growth & Income Strategy Portfolio - Class B
   (8/04)                                                      2005        1.073           1.098               249,729
                                                               2004        0.999           1.073               273,922

   Scudder Growth Portfolio - Class B (7/03)                   2005        1.040           0.998                     -
                                                               2004        1.000           1.040                 1,015

   Scudder Growth Strategy Portfolio - Class B (9/04)          2005        1.092           1.128               265,930
                                                               2004        1.016           1.092                     -

   Scudder High Income Portfolio - Class B (6/03)              2005        1.082           1.090               142,030
                                                               2004        1.000           1.082               148,145

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.65% (CONTINUED)



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR          END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
Scudder Income & Growth Strategy Portfolio - Class B
(8/04)                                                         2005        1.055           1.073              472,263
                                                               2004        1.002           1.055                    -

Scudder International Select Equity Portfolio - Class B
(7/03)                                                         2005        1.148           1.275              132,721
                                                               2004        1.000           1.148              118,454

Scudder Mercury Large Cap Core Portfolio (2/05)                2005        1.036           1.139                    -

Scudder Mid-Cap Growth Portfolio - Class B (8/03)              2005        1.042           1.164               45,378
                                                               2004        1.000           1.042               45,980

Scudder Money Market Portfolio - Class B (7/03)                2005        0.983           0.981               95,008
                                                               2004        1.000           0.983              102,225

Scudder Salomon Aggressive Growth Portfolio (8/03)             2005        1.101           1.214               21,188
                                                               2004        1.000           1.101               21,188

Scudder Small Cap Growth Portfolio - Class B (7/03)            2005        1.064           1.106               68,650
                                                               2004        1.000           1.064               22,185

Scudder Strategic Income Portfolio - Class B (6/03)            2005        1.055           1.047              301,604
                                                               2004        1.000           1.055              241,964

Scudder Technology Growth Portfolio - Class B (7/03)           2005        1.043           1.049               46,059
                                                               2004        1.000           1.043               46,073

Scudder Templeton Foreign Value Portfolio (1/05)               2005        1.052           1.121                  354

Scudder Total Return Portfolio - Class B (7/03)                2005        1.031           1.043              506,574
                                                               2004        1.000           1.031              648,694

SVS Davis Venture Value Portfolio - Class B (7/03)             2005        1.066           1.134              237,042
                                                               2004        1.000           1.066              228,243

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.65% (CONTINUED)



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR          END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
SVS Dreman Financial Services Portfolio - Class B (7/03)       2005        1.058           1.026                 1,552
                                                               2004        1.000           1.058                20,131

SVS Dreman High Return Equity Portfolio - Class B (6/03)       2005        1.113           1.165                94,651
                                                               2004        1.000           1.113                93,295

SVS Dreman Small Cap Value Portfolio - Class B (7/03)          2005        1.165           1.246                71,846
                                                               2004        1.000           1.165                46,584

SVS Eagle Focused Large Cap Growth Portfolio - Class B
(7/03)                                                         2005        1.009           0.919                     -
                                                               2004        1.000           1.009                69,015

SVS Focus Value & Growth Portfolio - Class B (8/03)            2005        1.103           1.027                     -
                                                               2004        1.000           1.103               162,010

SVS II Scudder Large Cap Value Portfolio - Class B (7/03)      2005        1.078           1.067                62,803
                                                               2004        1.000           1.078                     -

SVS Index 500 Portfolio - Class B (7/03)                       2005        1.083           1.095                     -
                                                               2004        1.000           1.083                19,465

SVS Janus Growth And Income Portfolio - Class B (8/03)         2005        1.099           1.196                 6,818
                                                               2004        1.000           1.099                 6,963

SVS Janus Growth Opportunities Portfolio - Class B (7/03)      2005        1.105           1.153                 8,893
                                                               2004        1.000           1.105                24,422

SVS MFS Strategic Value Portfolio - Class B (8/03)             2005        1.138           1.102                35,283
                                                               2004        1.000           1.138                64,106

SVS Oak Strategic Equity Portfolio - Class B (7/03)            2005        1.013           0.942                82,059
                                                               2004        1.000           1.013                84,018

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.65% (CONTINUED)



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR          END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   SVS Turner Mid Cap Growth Portfolio - Class B (7/03)        2005        1.096           1.187                 8,299
                                                               2004        1.000           1.096                 8,551

The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (6/03)   2005        1.014           1.068               173,876
                                                               2004        1.000           1.014               193,195

   Alger American Leveraged AllCap Portfolio - Class S
   Shares (7/03)                                               2005        1.066           1.185                     -
                                                               2004        1.000           1.066                     -



                                      NOTES



The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.



"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Effective 02/22/2005: Credit Suise Trust Global Post-Venture Capital Portfolio changed its name to Credit Suisse Trust Global Small Cap Portfolio.



On 04/29/2005, Scuddder Variable Series II: Scudder Growth Portfolio - Class B was merged into the Scudder Variable Series I: Capital Growth Portfolio - Class B and is no longer available as a funding option.



On 04/29/2005, Scudder Variable Series II: SVS Eagle Focused Large Cap Growth Portfolio - Class B was merged into the Scuder Variable Series I: Capital Growth Portfolio - Class B and is no longer available as a funding option.



On 09/19/2005, The Scudder Variable Series II: SVS Index 500 Portfolio - Class B was merged into the Scudder Investments VIT Funds: Scudder VIT Equity 500 Index Fund - Class B2 and is no longer available as a funding option.



On 04/29/2005, The Scudder Variable Series II: SVS Focused Value and Growth Portfolio - Class B was merged into the Scudder Variable Series I: Growth and Income Portfolio - Class B and is no longer available as a funding option.

On 04/29/2005, The Scudder Variable Series I: 21st Century Growth Portfolio - Class B was merged into the Scudder Variable Series II: Scudder Small Cap Growth Portfolio - Class B and is no longer available as a funding option.



On 10/2005, The Scudder Variable Series II: Scudder Aggressive Growth Portfolio
- Class B Changed its name to Scudder Variable Series II: Scudder Mid Cap Growth Portfolio - Class B.

ANNUAL REPORT
DECEMBER 31, 2005

                     TLAC SEPARATE ACCOUNT TWELVE
                     FOR VARIABLE ANNUITIES
                              OF
                     THE TRAVELERS LIFE AND ANNUITY COMPANY

The Travelers Life and Annuity Company
One Cityplace
Hartford, CT 06103

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Policyholders of
TLAC Separate Account Twelve for Variable Annuities and the Board of Directors of The Travelers Life and Annuity Company:

We have audited the accompanying statement of assets and liabilities of the sub-accounts (as disclosed in Appendix A) comprising TLAC Separate Account Twelve for Variable Annuities (the "Separate Account") of The Travelers Life and Annuity Company ("TLAC") as of December 31, 2005, and the related statements of operations and changes in net assets for the period in the year then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the sub-accounts comprising TLAC Separate Account Twelve for Variable Annuities of TLAC as of December 31, 2005, the results of their operations and the changes in their net assets for the period in the year then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 22, 2006

                                   APPENDIX A

                     21st Century Growth Portfolio - Class B
                       AIM Capital Appreciation Portfolio
                 AIM V.I. Capital Appreciation Fund - Series II
                  AIM V.I. Mid Cap Core Equity Fund - Series II
                             AIM V.I. Utilities Fund
               Alger American Balanced Portfolio - Class S Shares
           Alger American Leveraged AllCap Portfolio - Class S Shares
                             All Cap Fund - Class I
             AllianceBernstein Large-Cap Growth Portfolio - Class B
                       Balanced Portfolio - Service Shares
                            Capital Appreciation Fund
                       Capital Growth Portfolio - Class B
                      Comstock Portfolio - Class II Shares
                     Contrafund Portfolio - Service Class 2
                        Convertible Securities Portfolio
                 Credit Suisse Trust Emerging Markets Portfolio
                 Credit Suisse Trust Global Small Cap Portfolio
                    Delaware VIP REIT Series - Standard Class
                       Disciplined Mid Cap Stock Portfolio
                 Dreyfus MidCap Stock Portfolio - Service Shares
         Dreyfus Socially Responsible Growth Fund, Inc.- Service Shares
              Dreyfus VIF - Appreciation Portfolio - Initial Shares
           Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
            Dynamic Capital Appreciation Portfolio - Service Class 2
                     Enterprise Portfolio - Class II Shares
                             Equity Income Portfolio
                    Equity Index Portfolio - Class II Shares
                         Federated High Yield Portfolio
                            Federated Stock Portfolio
           Franklin Rising Dividends Securities Fund - Class 2 Shares
         Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares
                      Global Discovery Portfolio - Class B
                       Global Growth Fund - Class 2 Shares
                 Global Life Sciences Portfolio - Service Shares
                  Global Technology Portfolio - Service Shares
                           Growth and Income Portfolio
                      Growth and Income Portfolio - Class B
                          Growth Fund - Class 2 Shares
                       Growth-Income Fund - Class 2 Shares
                       Health Sciences Portfolio - Class B
                              High Yield Bond Trust
                        International Portfolio - Class B
                            Investors Fund - Class I
                         Large Cap Growth Fund - Class I
                               Large Cap Portfolio
                      Lazard Retirement Small Cap Portfolio
                 Managed Allocation Series: Aggressive Portfolio
                Managed Allocation Series: Conservative Portfolio
                  Managed Allocation Series: Moderate Portfolio
            Managed Allocation Series: Moderate-Aggressive Portfolio
           Managed Allocation Series: Moderate-Conservative Portfolio
                              Managed Assets Trust
                 Mercury Global Allocation V.I. Fund - Class III
                        Mercury Large Cap Core Portfolio
                Mercury Value Opportunities V.I. Fund - Class III
                          MFS Emerging Growth Portfolio
                          MFS Mid Cap Growth Portfolio
                           MFS Total Return Portfolio
                               MFS Value Portfolio
                       Mid Cap Portfolio - Service Class 2
                             Mid-Cap Value Portfolio
                     Mondrian International Stock Portfolio
                             Money Market Portfolio
                 Mutual Shares Securities Fund - Class 2 Shares
            Oppenheimer Capital Appreciation Fund/VA - Service Shares
             Oppenheimer Global Securities Fund/VA - Service Shares
                Oppenheimer Main Street Fund/VA - Service Shares
             Pioneer America Income VCT Portfolio - Class II Shares
                  Pioneer AmPac Growth VCT Portfolio - Class II
                Pioneer Balanced VCT Portfolio - Class II Shares
              Pioneer Cullen Value VCT Portfolio - Class II Shares
            Pioneer Emerging Markets VCT Portfolio - Class II Shares
              Pioneer Equity Income VCT Portfolio - Class II Shares
           Pioneer Equity Opportunity VCT Portfolio - Class II Shares
                 Pioneer Europe VCT Portfolio - Class II Shares
                             Pioneer Fund Portfolio
                  Pioneer Fund VCT Portfolio - Class II Shares
            Pioneer Global High Yield VCT Portfolio - Class II Shares
              Pioneer Growth Shares VCT Portfolio - Class II Shares
               Pioneer High Yield VCT Portfolio - Class II Shares
     Pioneer Ibbotson Aggressive Allocation VCT Portfolio - Class II Shares
       Pioneer Ibbotson Growth Allocation VCT Portfolio - Class II Shares
      Pioneer Ibbotson Moderate Allocation VCT Portfolio - Class II Shares
           Pioneer International Value VCT Portfolio - Class II Shares
                         Pioneer Mid Cap Value Portfolio
              Pioneer Mid Cap Value VCT Portfolio - Class II Shares
       Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class II Shares
           Pioneer Real Estate Shares VCT Portfolio - Class II Shares
            Pioneer Small and Mid Cap Growth VCT Portfolio - Class II
             Pioneer Small Cap Value VCT Portfolio - Class II Shares
              Pioneer Small Company VCT Portfolio - Class II Shares
                       Pioneer Strategic Income Portfolio
            Pioneer Strategic Income VCT Portfolio - Class II Shares
                  Pioneer Value VCT Portfolio - Class II Shares
              Putnam VT International Equity Fund - Class IB Shares
                Putnam VT Small Cap Value Fund - Class IB Shares
                  Real Return Portfolio - Administrative Class
        Salomon Brothers Variable Aggressive Growth Fund - Class I Shares
       Salomon Brothers Variable Aggressive Growth Fund - Class II Shares
                Salomon Brothers Variable All Cap Fund - Class II
         Salomon Brothers Variable Growth & Income Fund - Class I Shares
              SB Adjustable Rate Income Portfolio - Class I Shares
                      Scudder Blue Chip Portfolio - Class B
            Scudder Conservative Income Strategy Portfolio - Class B

                    Scudder Fixed Income Portfolio - Class B
                  Scudder Global Blue Chip Portfolio - Class B
           Scudder Government & Agency Securities Portfolio - Class B
              Scudder Growth & Income Strategy Portfolio - Class B
                       Scudder Growth Portfolio - Class B
                   Scudder Growth Strategy Portfolio - Class B
                     Scudder High Income Portfolio - Class B
              Scudder Income & Growth Strategy Portfolio - Class B
             Scudder International Select Equity Portfolio - Class B
                    Scudder Mercury Large Cap Core Portfolio
                   Scudder Mid-Cap Growth Portfolio - Class B
                    Scudder Money Market Portfolio - Class B
               Scudder Real Estate Securities Portfolio - Class B
                   Scudder Salomon Aggressive Growth Portfolio
                  Scudder Small Cap Growth Portfolio - Class B
                  Scudder Strategic Income Portfolio - Class B
                  Scudder Technology Growth Portfolio - Class B
                    Scudder Templeton Foreign Value Portfolio
                    Scudder Total Return Portfolio - Class B
                  Scudder VIT Equity 500 Index Fund - Class B2
                         Small Cap Growth Fund - Class I
                        Social Awareness Stock Portfolio
                           Strategic Equity Portfolio
                 Style Focus Series: Small Cap Growth Portfolio
                  Style Focus Series: Small Cap Value Portfolio
                   SVS Davis Venture Value Portfolio - Class B
                SVS Dreman Financial Services Portfolio - Class B
                SVS Dreman High Return Equity Portfolio - Class B
                   Scudder Salomon Aggressive Growth Portfolio
                  Scudder Small Cap Growth Portfolio - Class B
                  Scudder Strategic Income Portfolio - Class B
                  Scudder Technology Growth Portfolio - Class B
                    Scudder Templeton Foreign Value Portfolio
                    Scudder Total Return Portfolio - Class B
                  Scudder VIT Equity 500 Index Fund - Class B2
                         Small Cap Growth Fund - Class I
                        Social Awareness Stock Portfolio
                           Strategic Equity Portfolio
                 Style Focus Series: Small Cap Growth Portfolio
                  Style Focus Series: Small Cap Value Portfolio
                   SVS Davis Venture Value Portfolio - Class B
                SVS Dreman Financial Services Portfolio - Class B
                SVS Dreman High Return Equity Portfolio - Class B
                 SVS Dreman Small Cap Value Portfolio - Class B
             SVS Eagle Focused Large Cap Growth Portfolio - Class B
                  SVS Focus Value & Growth Portfolio - Class B
                     SVS I Scudder Bond Portfolio - Class B
               SVS II Scudder Large Cap Value Portfolio - Class B
                        SVS Index 500 Portfolio - Class B
                 SVS Janus Growth And Income Portfolio - Class B
               SVS Janus Growth Opportunities Portfolio - Class B
                   SVS MFS Strategic Value Portfolio - Class B
                  SVS Oak Strategic Equity Portfolio - Class B
                  SVS Turner Mid Cap Growth Portfolio - Class B
          Templeton Developing Markets Securities Fund - Class 2 Shares
               Templeton Foreign Securities Fund - Class 2 Shares
                Templeton Growth Securities Fund - Class 2 Shares
                          Total Return Fund - Class II
                  Total Return Portfolio - Administrative Class
                        Travelers Quality Bond Portfolio
                      U.S. Government Securities Portfolio
                   Worldwide Growth Portfolio - Service Shares

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of the Travelers Life and Annuity Company and Owners of Variable Annuity Contracts of TLAC Separate Account Twelve for Variable
Annuities:

We have audited the statement of changes in net assets of TLAC Separate Account Twelve for Variable Annuities (comprised of the sub-accounts disclosed in Note 1 and Note 4) for the year or lesser periods ended December 31, 2004 and the financial highlights for the period May 5, 2003 (date operations commenced) to December 31, 2003 and for the year ended December 31, 2004 or lesser periods. The statement of changes in net assets and the financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on the statement of changes in net assets and the financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the statement of changes in net assets and the financial highlights referred to above present fairly, in all material respects, the changes in net assets of each of the sub-accounts constituting TLAC Separate Account Twelve for Variable Annuities for the year or lesser periods then ended, and the financial highlights for the period May 5, 2003 (date operations commenced) to December 31, 2003 and for the year ended December 31, 2004 or lesser periods, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
/s/ KPMG LLP
Hartford, Connecticut
March 16, 2005

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005

                                     CAPITAL APPRECIATION   HIGH YIELD BOND   MANAGED ASSETS   MONEY MARKET
                                             FUND                TRUST            TRUST          PORTFOLIO
                                     --------------------   ---------------   --------------   ------------
ASSETS:
  Investments at market value:       $          4,984,576   $     2,901,076   $    2,251,754   $ 13,922,017

  Receivables:
    Dividends ....................                      -                 -                -         23,932
                                     --------------------   ---------------   --------------   ------------

      Total Assets ...............              4,984,576         2,901,076        2,251,754     13,945,949
                                     --------------------   ---------------   --------------   ------------

LIABILITIES:
  Payables:
    Insurance charges ............                    256               145              113            646
    Administrative fees ..........                     20                12                9             57
                                     --------------------   ---------------   --------------   ------------

      Total Liabilities ..........                    276               157              122            703
                                     --------------------   ---------------   --------------   ------------

NET ASSETS:                          $          4,984,300   $     2,900,919   $    2,251,632   $ 13,945,246
                                     ====================   ===============   ==============   ============

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                       AIM V.I. CAPITAL     AIM V.I. MID CAP                            ALLIANCEBERNSTEIN
                                     APPRECIATION FUND -    CORE EQUITY FUND -    AIM V.I. UTILITIES    LARGE-CAP GROWTH
                                          SERIES II              SERIES II               FUND          PORTFOLIO - CLASS B
                                     --------------------   -------------------   ------------------   -------------------
ASSETS:
  Investments at market value:       $          6,479,276   $         4,197,207   $        1,383,483   $         1,587,135

  Receivables:
    Dividends ....................                      -                     -                    -                     -
                                     --------------------   -------------------   ------------------   -------------------

      Total Assets ...............              6,479,276             4,197,207            1,383,483             1,587,135
                                     --------------------   -------------------   ------------------   -------------------

LIABILITIES:
  Payables:
    Insurance charges ............                    301                   202                   71                    74
    Administrative fees ..........                     26                    17                    6                     7
                                     --------------------   -------------------   ------------------   -------------------

      Total Liabilities ..........                    327                   219                   77                    81
                                     --------------------   -------------------   ------------------   -------------------

NET ASSETS:                          $          6,478,949   $         4,196,988   $        1,383,406   $         1,587,054
                                     ====================   ===================   ==================   ===================

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                             CREDIT SUISSE        CREDIT SUISSE     DELAWARE VIP REIT
GLOBAL GROWTH FUND   GROWTH FUND -    GROWTH-INCOME FUND     TRUST EMERGING    TRUST GLOBAL SMALL   SERIES - STANDARD
 - CLASS 2 SHARES    CLASS 2 SHARES    - CLASS 2 SHARES    MARKETS PORTFOLIO      CAP PORTFOLIO           CLASS
------------------   --------------   ------------------   -----------------   ------------------   -----------------
$        9,633,477   $   29,727,363   $       26,683,132   $       3,698,092   $          629,511   $       7,675,438

                 -                -                    -                   -                    -                   -
------------------   --------------   ------------------   -----------------   ------------------   -----------------

         9,633,477       29,727,363           26,683,132           3,698,092              629,511           7,675,438
------------------   --------------   ------------------   -----------------   ------------------   -----------------

               477            1,489                1,338                 189                   35                 374
                40              122                  110                  15                    3                  32
------------------   --------------   ------------------   -----------------   ------------------   -----------------

               517            1,611                1,448                 204                   38                 406
------------------   --------------   ------------------   -----------------   ------------------   -----------------

$        9,632,960   $   29,725,752   $       26,681,684   $       3,697,888   $          629,473   $       7,675,032
==================   ==============   ==================   =================   ==================   =================

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                              DREYFUS SOCIALLY       DREYFUS VIF -         DREYFUS VIF -
                                     DREYFUS MIDCAP STOCK    RESPONSIBLE GROWTH       APPRECIATION      DEVELOPING LEADERS
                                     PORTFOLIO - SERVICE    FUND, INC.- SERVICE   PORTFOLIO - INITIAL   PORTFOLIO - INITIAL
                                           SHARES                  SHARES                SHARES                SHARES
                                     --------------------   -------------------   -------------------   -------------------
ASSETS:
  Investments at market value:       $          5,997,515   $           177,717   $         1,900,400   $         5,092,421

  Receivables:
    Dividends ....................                      -                     -                     -                     -
                                     --------------------   -------------------   -------------------   -------------------

      Total Assets ...............              5,997,515               177,717             1,900,400             5,092,421
                                     --------------------   -------------------   -------------------   -------------------

LIABILITIES:
  Payables:
    Insurance charges ............                    303                     9                    92                   255
    Administrative fees ..........                     25                     1                     8                    21
                                     --------------------   -------------------   -------------------   -------------------

      Total Liabilities ..........                    328                    10                   100                   276
                                     --------------------   -------------------   -------------------   -------------------

NET ASSETS:                          $          5,997,187   $           177,707   $         1,900,300   $         5,092,145
                                     ====================   ===================   ===================   ===================

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                        FRANKLIN RISING                                                          TEMPLETON
 MERCURY GLOBAL      MERCURY VALUE         DIVIDENDS          FRANKLIN SMALL-MID CAP      MUTUAL SHARES     DEVELOPING MARKETS
 ALLOCATION V.I.   OPPORTUNITIES V.I    SECURITIES FUND -       GROWTH SECURITIES      SECURITIES FUND -    SECURITIES FUND -
FUND - CLASS III    FUND - CLASS III     CLASS 2 SHARES       FUND - CLASS 2 SHARES      CLASS 2 SHARES       CLASS 2 SHARES
----------------   ------------------   -------------------   ----------------------   ------------------   ------------------
$      6,833,061   $        3,560,000   $        13,570,009   $            6,114,123   $        4,245,758   $       6,198,878

               -                    -                     -                        -                    -                   -
----------------   ------------------   -------------------   ----------------------   ------------------   ------------------

       6,833,061            3,560,000            13,570,009                6,114,123            4,245,758           6,198,878
----------------   ------------------   -------------------   ----------------------   ------------------   ------------------

             355                  185                   644                      295                  216                 316
              28                   15                    56                       25                   18                  26
----------------   ------------------   -------------------   ----------------------   ------------------   ------------------

             383                  200                   700                      320                  234                 342
----------------   ------------------   -------------------   ----------------------   ------------------   ------------------

$      6,832,678   $        3,559,800   $        13,569,309   $            6,113,803   $        4,245,524   $       6,198,536
================   ==================   ===================   ======================   ==================   ==================

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                     TEMPLETON FOREIGN                                                    SALOMON BROTHERS
                                         SECURITIES       TEMPLETON GROWTH                              VARIABLE  AGGRESSIVE
                                        FUND - CLASS     SECURITIES FUND -    EQUITY INDEX PORTFOLIO   GROWTH FUND - CLASS I
                                          2 SHARES         CLASS 2 SHARES        - CLASS II SHARES            SHARES
                                     -----------------   ------------------   ----------------------   ---------------------
ASSETS:
  Investments at market value:       $      10,686,175   $     9,370,094      $            8,557,812   $           5,627,769

  Receivables:
    Dividends ....................                   -                 -                           -                       -
                                     -----------------   ------------------   ----------------------   ---------------------

      Total Assets ...............          10,686,175         9,370,094                   8,557,812               5,627,769
                                     -----------------   ------------------   ----------------------   ---------------------

LIABILITIES:
  Payables:
    Insurance charges ............                 521               467                         422                     279
    Administrative fees ..........                  44                38                          35                      23
                                     -----------------   ------------------   ----------------------   ---------------------

      Total Liabilities ..........                 565               505                         457                     302
                                     -----------------   ------------------   ----------------------   ---------------------

NET ASSETS:                          $      10,685,610   $     9,369,589      $            8,557,355   $           5,627,467
                                     =================   ==================   ======================   =====================

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

  SALOMON BROTHERS    SALOMON BROTHERS
VARIABLE AGGRESSIVE   VARIABLE GROWTH &                            GLOBAL LIFE       GLOBAL TECHNOLOGY      WORLDWIDE GROWTH
 GROWTH FUND -        INCOME FUND -       BALANCED PORTFOLIO   SCIENCES PORTFOLIO   PORTFOLIO - SERVICE   PORTFOLIO - SERVICE
  CLASS II SHARES     CLASS I SHARES       - SERVICE SHARES     - SERVICE SHARES           SHARES               SHARES
-------------------   -----------------   ------------------   ------------------   -------------------   -------------------
$         8,186,886   $       1,542,221   $          830,956   $          758,686   $           859,828   $           372,465

                  -                   -                    -                    -                     -                     -
-------------------   -----------------   ------------------   ------------------   -------------------   -------------------

          8,186,886           1,542,221              830,956              758,686               859,828               372,465
-------------------   -----------------   ------------------   ------------------   -------------------   -------------------

                400                  76                   41                   40                    44                    19
                 34                   7                    3                    3                     4                     1
-------------------   -----------------   ------------------   ------------------   -------------------   -------------------

                434                  83                   44                   43                    48                    20
-------------------   -----------------   ------------------   ------------------   -------------------   -------------------

$         8,186,452   $       1,542,138   $          830,912   $          758,643   $           859,780   $           372,445
===================   =================   ==================   ==================   ===================   ===================

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                                               OPPENHEIMER CAPITAL
                                                                                                  APPRECIATION
                                      LAZARD RETIREMENT    GROWTH AND INCOME   MID-CAP VALUE    FUND/VA - SERVICE
                                     SMALL CAP PORTFOLIO       PORTFOLIO         PORTFOLIO            SHARES
                                     -------------------   -----------------   -------------   -------------------
ASSETS:
  Investments at market value:       $         3,577,288   $       7,631,644   $   8,648,625   $         5,823,329

  Receivables:
    Dividends ....................                     -                   -               -                     -
                                     -------------------   -----------------   -------------   -------------------

      Total Assets ...............             3,577,288           7,631,644       8,648,625             5,823,329
                                     -------------------   -----------------   -------------   -------------------

LIABILITIES:
  Payables:
    Insurance charges ............                   182                 384             432                   262
    Administrative fees ..........                    15                  32              35                    24
                                     -------------------   -----------------   -------------   -------------------

      Total Liabilities ..........                   197                 416             467                   286
                                     -------------------   -----------------   -------------   -------------------

NET ASSETS:                          $         3,577,091   $       7,631,228   $   8,648,158   $         5,823,043
                                     ===================   =================   =============   ===================

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

OPPENHEIMER GLOBAL                       REAL RETURN      TOTAL RETURN    PIONEER AMPAC      PIONEER AMERICA
    SECURITIES       OPPENHEIMER MAIN     PORTFOLIO -      PORTFOLIO -     GROWTH VCT         INCOME VCT
 FUND/VA- SERVICE    STREET FUND/VA -   ADMINISTRATIVE   ADMINISTRATIVE     PORTFOLIO     PORTFOLIO - CLASS II
      SHARES          SERVICE SHARES         CLASS            CLASS        - CLASS II            SHARES
------------------   ----------------   --------------   --------------   -------------   --------------------
$        9,031,815   $        641,480   $    6,256,202   $   12,645,536   $     843,086   $         10,216,933

                 -                  -                -                -               -                      -
------------------   ----------------   --------------   --------------   -------------   --------------------

         9,031,815            641,480        6,256,202       12,645,536         843,086             10,216,933
------------------   ----------------   --------------   --------------   -------------   --------------------

               413                 31              304              616              41                    452
                37                  3               26               52               4                     42
------------------   ----------------   --------------   --------------   -------------   --------------------

               450                 34              330              668              45                    494
------------------   ----------------   --------------   --------------   -------------   --------------------

$        9,031,365   $        641,446   $    6,255,872   $   12,644,868   $     843,041   $         10,216,439
==================   ================   ==============   ==============   =============   ====================

                       See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                                       PIONEER EMERGING
                                        PIONEER BALANCED      PIONEER CULLEN VALUE        MARKETS VCT          PIONEER EQUITY
                                     VCT PORTFOLIO - CLASS   VCT PORTFOLIO - CLASS   PORTFOLIO - CLASS II   INCOME VCT PORTFOLIO
                                          II SHARES                II SHARES                SHARES           - CLASS II SHARES
                                     ---------------------   ---------------------   --------------------   --------------------
ASSETS:
  Investments at market value:       $           5,818,311   $           2,045,815   $          7,510,436   $         12,986,894

  Receivables:
    Dividends ....................                       -                       -                      -                      -
                                     ---------------------   ---------------------   --------------------   --------------------

      Total Assets ...............               5,818,311               2,045,815              7,510,436             12,986,894
                                     ---------------------   ---------------------   --------------------   --------------------

LIABILITIES:
  Payables:
    Insurance charges ............                     285                      97                    358                    611
    Administrative fees ..........                      24                       8                     31                     53
                                     ---------------------   ---------------------   --------------------   --------------------

      Total Liabilities ..........                     309                     105                    389                    664
                                     ---------------------   ---------------------   --------------------   --------------------

NET ASSETS:                          $           5,818,002   $           2,045,710   $          7,510,047   $         12,986,230
                                     =====================   =====================   ====================   ====================

                       See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                           PIONEER GLOBAL
 PIONEER EQUITY      PIONEER EUROPE      PIONEER FUND        HIGH YIELD      PIONEER GROWTH
 OPPORTUNITY VCT    VCT PORTFOLIO -    VCT PORTFOLIO -    VCT PORTFOLIO -       SHARES VCT       PIONEER HIGH YIELD
PORTFOLIO - CLASS       CLASS II           CLASS II           CLASS II       PORTFOLIO - CLASS   VCT PORTFOLIO -
    II SHARES           SHARES             SHARES              SHARES           II SHARES         CLASS II SHARES
-----------------   ----------------   ----------------   ----------------   -----------------   ------------------
$          36,157   $        481,271   $     13,612,732   $      1,215,266   $       4,090,203   $       23,831,126

                -                  -                  -                  -                   -                    -
-----------------   ----------------   ----------------   ----------------   -----------------   ------------------

           36,157            481,271         13,612,732          1,215,266           4,090,203           23,831,126
-----------------   ----------------   ----------------   ----------------   -----------------   ------------------

                2                 24                645                 60                 188                1,134
                -                  2                 56                  5                  17                   98
-----------------   ----------------   ----------------   ----------------   -----------------   ------------------

                2                 26                701                 65                 205                1,232
-----------------   ----------------   ----------------   ----------------   -----------------   ------------------

$          36,155   $        481,245   $     13,612,031   $      1,215,201   $       4,089,998   $       23,829,894
=================   ================   ================   ================   =================   ==================

                       See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                            PIONEER IBBOTSON      PIONEER IBBOTSON
                                         AGGRESSIVE ALLOCATION   GROWTH ALLOCATION    PIONEER IBBOTSON
                                            VCT PORTFOLIO -       VCT PORTFOLIO -    MODERATE ALLOCATION   PIONEER INTERNATIONAL
                                                CLASS II               CLASS           VCT PORTFOLIO -     VALUE VCT PORTFOLIO -
                                                SHARES              II SHARES          CLASS II SHARES       CLASS II SHARES
                                         ---------------------   -----------------   -------------------   ---------------------
ASSETS:
   Investments at market value:          $             961,414   $       5,872,407   $        13,375,019   $           2,492,073

   Receivables:
     Dividends .......................                       -                   -                     -                       -
                                         ---------------------   -----------------   -------------------   ---------------------

       Total Assets ..................                 961,414           5,872,407            13,375,019               2,492,073
                                         ---------------------   -----------------   -------------------   ---------------------

LIABILITIES:
   Payables:
     Insurance charges ...............                      51                 291                   582                     124
     Administrative fees .............                       4                  24                    55                      10
                                         ---------------------   -----------------   -------------------   ---------------------

       Total Liabilities .............                      55                 315                   637                     134
                                         ---------------------   -----------------   -------------------   ---------------------

NET ASSETS:                              $             961,359   $       5,872,092   $        13,374,382   $           2,491,939
                                         =====================   =================   ===================   =====================

                       See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                       PIONEER SMALL AND                            PIONEER SMALL
                          PIONEER OAK RIDGE                                   MID                                    COMPANY VCT
PIONEER MID CAP VALUE      LARGE CAP GROWTH     PIONEER REAL ESTATE     CAP GROWTH VCT      PIONEER SMALL CAP       PORTFOLIO -
VCT PORTFOLIO - CLASS   VCT PORTFOLIO - CLASS   SHARES VCT PORTFOLIO    PORTFOLIO - CLASS   VALUE VCT PORTFOLIO        CLASS II
      II SHARES               II SHARES          - CLASS II SHARES            II            - CLASS II SHARES           SHARES
---------------------   ---------------------   --------------------   ------------------   -------------------   -----------------
$          11,878,131   $           3,607,371   $          8,515,081   $        1,433,905   $         7,339,981   $       1,479,804

                    -                       -                      -                    -                     -                   -
---------------------   ---------------------   --------------------   ------------------   -------------------   -----------------

           11,878,131               3,607,371              8,515,081            1,433,905             7,339,981           1,479,804
---------------------   ---------------------   --------------------   ------------------   -------------------   -----------------

                  569                     181                    394                   67                   344                  70
                   49                      15                     35                    6                    30                   6
---------------------   ---------------------   --------------------   ------------------   -------------------   -----------------

                  618                     196                    429                   73                   374                  76
---------------------   ---------------------   --------------------   ------------------   -------------------   -----------------

$          11,877,513   $           3,607,175   $          8,514,652   $        1,433,832   $         7,339,607   $       1,479,728
=====================   =====================   ====================   ==================   ===================   =================

                       See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                           PIONEER STRATEGIC                              PUTNAM VT
                                              INCOME VCT         PIONEER VALUE VCT      INTERNATIONAL       PUTNAM VT SMALL CAP
                                              PORTFOLIO -           PORTFOLIO -             EQUITY              VALUE FUND -
                                               CLASS II               CLASS II         FUND - CLASS IB            CLASS IB
                                                SHARES                 SHARES               SHARES                SHARES
                                         ---------------------   -----------------   -------------------   ---------------------
ASSETS:
   Investments at market value:          $          14,888,802   $       6,703,973   $           265,172   $           7,076,483

   Receivables:
     Dividends .......................                       -                   -                     -                       -
                                         ---------------------   -----------------   -------------------   ---------------------

       Total Assets ..................              14,888,802           6,703,973               265,172               7,076,483
                                         ---------------------   -----------------   -------------------   ---------------------

LIABILITIES:
   Payables:
     Insurance charges ...............                     699                 313                    13                     338
     Administrative fees .............                      61                  28                     1                      29
                                         ---------------------   -----------------   -------------------   ---------------------

       Total Liabilities .............                     760                 341                    14                     367
                                         ---------------------   -----------------   -------------------   ---------------------

NET ASSETS:                              $          14,888,042   $       6,703,632   $           265,158   $           7,076,116
                                         =====================   =================   ===================   =====================

                       See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                        SALOMON BROTHERS                             TOTAL RETURN
    ALL CAP FUND -         INVESTORS FUND -       LARGE CAP GROWTH      VARIABLE ALL CAP      SMALL CAP GROWTH          FUND -
       CLASS I                 CLASS I             FUND - CLASS I       FUND - CLASS II        FUND - CLASS I          CLASS II
---------------------   ---------------------   --------------------   ------------------   -------------------   -----------------
$           3,648,848   $           2,168,302   $          2,433,387   $           14,827   $         4,428,393   $       4,304,748

                    -                       -                      -                    -                     -                   -
---------------------   ---------------------   --------------------   ------------------   -------------------   -----------------

            3,648,848               2,168,302              2,433,387               14,827             4,428,393           4,304,748
---------------------   ---------------------   --------------------   ------------------   -------------------   -----------------

                  177                     104                    115                    -                   220                 198
                   15                       9                     10                    -                    18                  18
---------------------   ---------------------   --------------------   ------------------   -------------------   -----------------

                  192                     113                    125                    -                   238                 216
---------------------   ---------------------   --------------------   ------------------   -------------------   -----------------

$           3,648,656   $           2,168,189   $          2,433,262   $           14,827   $         4,428,155   $       4,304,532
=====================   =====================   ====================   ==================   ===================   =================

                       See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                          SCUDDER REAL ESTATE       SCUDDER VIT
                                              SECURITIES               EQUITY                                 GLOBAL DISCOVERY
                                              PORTFOLIO -         500 INDEX FUND -      CAPITAL GROWTH          PORTFOLIO -
                                                CLASS B               CLASS B2       PORTFOLIO - CLASS B          CLASS B
                                         ---------------------   -----------------   -------------------   ---------------------
ASSETS:
   Investments at market value:          $           5,504,004   $       6,053,799   $         5,731,902   $           3,142,148

   Receivables:
     Dividends .......................                       -                   -                     -                       -
                                         ---------------------   -----------------   -------------------   ---------------------

       Total Assets ..................               5,504,004           6,053,799             5,731,902               3,142,148
                                         ---------------------   -----------------   -------------------   ---------------------

LIABILITIES:
   Payables:
     Insurance charges ...............                     278                 325                   284                     158
     Administrative fees .............                      22                  25                    24                      13
                                         ---------------------   -----------------   -------------------   ---------------------

       Total Liabilities .............                     300                 350                   308                     171
                                         ---------------------   -----------------   -------------------   ---------------------

NET ASSETS:                              $           5,503,704   $       6,053,449   $         5,731,594   $           3,141,977
                                         =====================   =================   ===================   =====================

                       See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                                                                       SCUDDER
                                                                                                                     CONSERVATIVE
                                                                       SVS I SCUDDER BOND                          INCOME STRATEGY
  GROWTH AND INCOME        HEALTH SCIENCES          INTERNATIONAL          PORTFOLIO         SCUDDER BLUE CHIP        PORTFOLIO
 PORTFOLIO - CLASS B     PORTFOLIO - CLASS B     PORTFOLIO - CLASS B        - CLASS B       PORTFOLIO - CLASS B       - CLASS B
---------------------   ---------------------   --------------------   ------------------   -------------------   -----------------
$           3,529,832   $           2,336,098   $          3,017,027   $           59,261   $         5,453,208   $       1,159,706

                    -                       -                      -                    -                     -                   -
---------------------   ---------------------   --------------------   ------------------   -------------------   -----------------

            3,529,832               2,336,098              3,017,027               59,261             5,453,208           1,159,706
---------------------   ---------------------   --------------------   ------------------   -------------------   -----------------

                  185                     119                    151                    3                   266                  59
                   14                       9                     13                    1                    23                   5
---------------------   ---------------------   --------------------   ------------------   -------------------   -----------------

                  199                     128                    164                    4                   289                  64
---------------------   ---------------------   --------------------   ------------------   -------------------   -----------------

$           3,529,633   $           2,335,970   $          3,016,863   $           59,257   $         5,452,919   $       1,159,642
=====================   =====================   ====================   ==================   ===================   =================

                       See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                                           SCUDDER
                                             SCUDDER FIXED        SCUDDER GLOBAL         GOVERNMENT &
                                                INCOME               BLUE CHIP        AGENCY SECURITIES       SCUDDER GROWTH &
                                              PORTFOLIO -            PORTFOLIO           PORTFOLIO -          INCOME STRATEGY
                                                CLASS B             - CLASS B              CLASS B          PORTFOLIO - CLASS B
                                         ---------------------   -----------------   -------------------   ---------------------
ASSETS:
   Investments at market value:          $           6,972,148   $       2,844,146   $         3,493,528   $          16,427,804

   Receivables:
     Dividends .......................                       -                   -                     -                       -
                                         ---------------------   -----------------   -------------------   ---------------------

       Total Assets ..................               6,972,148           2,844,146             3,493,528              16,427,804
                                         ---------------------   -----------------   -------------------   ---------------------

LIABILITIES:
   Payables:
     Insurance charges ...............                     352                 148                   180                     854
     Administrative fees .............                      29                  11                    15                      68
                                         ---------------------   -----------------   -------------------   ---------------------

       Total Liabilities .............                     381                 159                   195                     922
                                         ---------------------   -----------------   -------------------   ---------------------

NET ASSETS:                              $           6,971,767   $       2,843,987   $         3,493,333   $          16,426,882
                                         =====================   =================   ===================   =====================

                       See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                             SCUDDER
   SCUDDER GROWTH                                                         INTERNATIONAL
      STRATEGY               SCUDDER HIGH         SCUDDER INCOME &        SELECT EQUITY       SCUDDER MERCURY      SCUDDER MID-CAP
    PORTFOLIO -          INCOME PORTFOLIO -        GROWTH STRATEGY         PORTFOLIO -         LARGE CAP CORE      GROWTH PORTFOLIO
      CLASS B                  CLASS B           PORTFOLIO - CLASS B         CLASS B             PORTFOLIO            - CLASS B
---------------------   ---------------------   --------------------   ------------------   -------------------   -----------------
$          11,336,149   $           5,280,012   $          5,547,672   $        6,374,481   $           770,974   $         609,128

                    -                       -                      -                    -                     -                   -
---------------------   ---------------------   --------------------   ------------------   -------------------   -----------------

           11,336,149               5,280,012              5,547,672            6,374,481               770,974             609,128
---------------------   ---------------------   --------------------   ------------------   -------------------   -----------------

                  589                     257                    275                  323                    41                  30
                   47                      22                     23                   26                     3                   3
---------------------   ---------------------   --------------------   ------------------   -------------------   -----------------

                  636                     279                    298                  349                    44                  33
---------------------   ---------------------   --------------------   ------------------   -------------------   -----------------

$          11,335,513   $           5,279,733   $          5,547,374   $        6,374,132   $           770,930   $         609,095
=====================   =====================   ====================   ==================   ===================   =================

                       See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                             SCUDDER MONEY        SCUDDER SALOMON       SCUDDER SMALL        SCUDDER STRATEGIC
                                           MARKET PORTFOLIO -        AGGRESSIVE           CAP GROWTH        INCOME PORTFOLIO -
                                                CLASS B           GROWTH PORTFOLIO   PORTFOLIO - CLASS B          CLASS B
                                         ---------------------   -----------------   -------------------   ---------------------
ASSETS:
   Investments at market value:          $           4,564,577   $         526,872   $         3,693,749   $           4,816,283

   Receivables:
     Dividends .......................                   7,425                   -                     -                       -
                                         ---------------------   -----------------   -------------------   ---------------------

       Total Assets ..................               4,572,002             526,872             3,693,749               4,816,283
                                         ---------------------   -----------------   -------------------   ---------------------

LIABILITIES:
   Payables:
     Insurance charges ...............                     229                  26                   181                     236
     Administrative fees .............                      19                   2                    15                      20
                                         ---------------------   -----------------   -------------------   ---------------------

       Total Liabilities .............                     248                  28                   196                     256
                                         ---------------------   -----------------   -------------------   ---------------------

NET ASSETS:                              $           4,571,754   $         526,844   $         3,693,553   $           4,816,027
                                         =====================   =================   ===================   =====================

                       See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

  SCUDDER TECHNOLOGY                                                                                               SVS DREMAN HIGH
        GROWTH            SCUDDER TEMPLETON     SCUDDER TOTAL RETURN    SVS DAVIS VENTURE        SVS DREMAN         RETURN EQUITY
     PORTFOLIO -            FOREIGN VALUE             PORTFOLIO         VALUE PORTFOLIO -    FINANCIAL SERVICES       PORTFOLIO
       CLASS B                PORTFOLIO               - CLASS B              CLASS B        PORTFOLIO - CLASS B       - CLASS B
---------------------   ---------------------   --------------------   ------------------   -------------------   -----------------
$           1,773,295   $             972,787   $          3,937,405   $       11,845,285   $         1,773,693   $       9,823,311

                    -                       -                      -                    -                     -                   -
---------------------   ---------------------   --------------------   ------------------   -------------------   -----------------

            1,773,295                 972,787              3,937,405           11,845,285             1,773,693           9,823,311
---------------------   ---------------------   --------------------   ------------------   -------------------   -----------------

                   90                      51                    216                  576                    90                 498
                    7                       4                     16                   48                     7                  40
---------------------   ---------------------   --------------------   ------------------   -------------------   -----------------

                   97                      55                    232                  624                    97                 538
---------------------   ---------------------   --------------------   ------------------   -------------------   -----------------

$           1,773,198   $             972,732   $          3,937,173   $       11,844,661   $         1,773,596   $       9,822,773
=====================   =====================   ====================   ==================   ===================   =================

                       See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                   SVS II SCUDDER
                                          SVS DREMAN SMALL CAP    LARGE CAP VALUE      SVS JANUS GROWTH       SVS JANUS GROWTH
                                            VALUE PORTFOLIO          PORTFOLIO            AND INCOME           OPPORTUNITIES
                                               - CLASS B              CLASS B        PORTFOLIO - CLASS B    PORTFOLIO - CLASS B
                                         ---------------------   -----------------   -------------------   ---------------------
ASSETS:
   Investments at market value:          $           8,507,576   $       3,958,594   $         2,311,538   $             346,898

   Receivables:
     Dividends .......................                       -                   -                     -                       -
                                         ---------------------   -----------------   -------------------   ---------------------

       Total Assets ..................               8,507,576           3,958,594             2,311,538                 346,898
                                         ---------------------   -----------------   -------------------   ---------------------

LIABILITIES:
   Payables:
     Insurance charges ...............                     425                 196                   115                      16
     Administrative fees .............                      35                  17                     9                       2
                                         ---------------------   -----------------   -------------------   ---------------------

       Total Liabilities .............                     460                 213                   124                      18
                                         ---------------------   -----------------   -------------------   ---------------------

NET ASSETS:                              $           8,507,116   $       3,958,381   $         2,311,414   $             346,880
                                         =====================   =================   ===================   =====================

                       See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                                               ALGER AMERICAN
  SVS MFS STRATEGIC       SVS OAK STRATEGIC      SVS TURNER MID CAP      ALGER AMERICAN       LEVERAGED ALLCAP       AIM CAPITAL
  VALUE PORTFOLIO -       EQUITY PORTFOLIO -     GROWTH PORTFOLIO -    BALANCED PORTFOLIO    PORTFOLIO - CLASS       APPRECIATION
       CLASS B                 CLASS B                 CLASS B          - CLASS S SHARES          S SHARES            PORTFOLIO
---------------------   ---------------------   --------------------   ------------------   -------------------   -----------------
$           1,709,966   $           2,248,910   $          2,111,659   $        3,655,043   $         1,249,658   $       1,357,138

                    -                       -                      -                    -                     -                   -
---------------------   ---------------------   --------------------   ------------------   -------------------   -----------------

            1,709,966               2,248,910              2,111,659            3,655,043             1,249,658           1,357,138
---------------------   ---------------------   --------------------   ------------------   -------------------   -----------------

                   88                     113                    109                  184                    63                  67
                    7                       9                      9                   15                     5                   5
---------------------   ---------------------   --------------------   ------------------   -------------------   -----------------

                   95                     122                    118                  199                    68                  72
---------------------   ---------------------   --------------------   ------------------   -------------------   -----------------

$           1,709,871   $           2,248,788   $          2,111,541   $        3,654,844   $         1,249,590   $       1,357,066
=====================   =====================   ====================   ==================   ===================   =================

                       See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                  DISCIPLINED MID
                                              CONVERTIBLE            CAP STOCK          EQUITY INCOME          FEDERATED HIGH
                                          SECURITIES PORTFOLIO       PORTFOLIO            PORTFOLIO           YIELD PORTFOLIO
                                         ---------------------   -----------------   -------------------   ---------------------
ASSETS:
   Investments at market value:          $           3,097,903   $       3,058,764   $         4,966,926   $           2,922,147

   Receivables:
     Dividends .......................                       -                   -                     -                       -
                                         ---------------------   -----------------   -------------------   ---------------------

       Total Assets ..................               3,097,903           3,058,764             4,966,926               2,922,147
                                         ---------------------   -----------------   -------------------   ---------------------

LIABILITIES:
   Payables:
     Insurance charges ...............                     152                 146                   246                     142
     Administrative fees .............                      13                  13                    20                      12
                                         ---------------------   -----------------   -------------------   ---------------------

       Total Liabilities .............                     165                 159                   266                     154
                                         ---------------------   -----------------   -------------------   ---------------------

NET ASSETS:                              $           3,097,738   $       3,058,605   $         4,966,660   $           2,921,993
                                         =====================   =================   ===================   =====================

                       See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                       MANAGED ALLOCATION                        MANAGED ALLOCATION
                                                 MANAGED ALLOCATION          SERIES:        MANAGED ALLOCATION   SERIES: MODERATE-
   FEDERATED STOCK                               SERIES: AGGRESSIVE       CONSERVATIVE        SERIES: MODERATE       AGGRESSIVE
      PORTFOLIO          LARGE CAP PORTFOLIO          PORTFOLIO             PORTFOLIO            PORTFOLIO            PORTFOLIO
---------------------   ---------------------   --------------------   ------------------   -------------------  ------------------
$             519,701   $           2,110,303   $            877,146   $          810,545   $         2,813,307  $        4,570,822

                    -                       -                      -                    -                     -                   -
---------------------   ---------------------   --------------------   ------------------   -------------------  ------------------

              519,701               2,110,303                877,146              810,545             2,813,307           4,570,822
---------------------   ---------------------   --------------------   ------------------   -------------------  ------------------

                   25                     100                     43                   47                   144                 235
                    2                       9                      4                    3                    12                  18
---------------------   ---------------------   --------------------   ------------------   -------------------  ------------------

                   27                     109                     47                   50                   156                 253
---------------------   ---------------------   --------------------   ------------------   -------------------  ------------------

$             519,674   $           2,110,194   $            877,099   $          810,495   $         2,813,151  $        4,570,569
=====================   =====================   ====================   ==================   ===================  ==================

                       See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                          MANAGED ALLOCATION
                                           SERIES: MODERATE-     MERCURY LARGE CAP    MFS MID CAP GROWTH     MFS TOTAL RETURN
                                        CONSERVATIVE PORTFOLIO     CORE PORTFOLIO          PORTFOLIO             PORTFOLIO
                                        ----------------------   -----------------   -------------------   ---------------------
ASSETS:
   Investments at market value:         $               79,264   $       4,136,392   $         3,890,414   $          20,341,195

   Receivables:
     Dividends .......................                       -                   -                     -                       -
                                        ----------------------   -----------------   -------------------   ---------------------

       Total Assets ..................                  79,264           4,136,392             3,890,414              20,341,195
                                        ----------------------   -----------------   -------------------   ---------------------

LIABILITIES:
   Payables:
     Insurance charges ...............                       3                 213                   187                   1,002
     Administrative fees .............                       1                  17                    16                      84
                                        ----------------------   -----------------   -------------------   ---------------------

       Total Liabilities .............                       4                 230                   203                   1,086
                                        ----------------------   -----------------   -------------------   ---------------------

NET ASSETS:                             $               79,260   $       4,136,162   $         3,890,211   $          20,340,109
                                        ======================   =================   ===================   =====================

                       See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                               MONDRIAN
                         INTERNATIONAL STOCK        PIONEER FUND         PIONEER MID CAP     PIONEER STRATEGIC    STRATEGIC EQUITY
 MFS VALUE PORTFOLIO          PORTFOLIO               PORTFOLIO          VALUE PORTFOLIO      INCOME PORTFOLIO        PORTFOLIO
---------------------   ---------------------   --------------------   ------------------   -------------------   -----------------
$           2,884,543   $           2,099,906   $            695,728   $           16,363   $         5,131,842   $       1,049,136

                    -                       -                      -                    -                     -                   -
---------------------   ---------------------   --------------------   ------------------   -------------------   -----------------

            2,884,543               2,099,906                695,728               16,363             5,131,842           1,049,136
---------------------   ---------------------   --------------------   ------------------   -------------------   -----------------

                  141                     104                     36                    -                   261                  50
                   12                       9                      3                    -                    21                   4
---------------------   ---------------------   --------------------   ------------------   -------------------   -----------------

                  153                     113                     39                    -                   282                  54
---------------------   ---------------------   --------------------   ------------------   -------------------   -----------------

$           2,884,390   $           2,099,793   $            695,689   $           16,363   $         5,131,560   $       1,049,082
=====================   =====================   ====================   ==================   ===================   =================

                       See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                              STYLE FOCUS           STYLE FOCUS
                                           SERIES: SMALL CAP     SERIES: SMALL CAP    TRAVELERS QUALITY       U.S. GOVERNMENT
                                            GROWTH PORTFOLIO      VALUE PORTFOLIO       BOND PORTFOLIO      SECURITIES PORTFOLIO
                                         ---------------------   -----------------   -------------------   ---------------------
ASSETS:
   Investments at market value:          $              83,121   $          13,508   $         5,874,771   $           2,294,573

   Receivables:
     Dividends .......................                       -                   -                     -                       -
                                         ---------------------   -----------------   -------------------   ---------------------

       Total Assets ..................                  83,121              13,508             5,874,771               2,294,573
                                         ---------------------   -----------------   -------------------   ---------------------

LIABILITIES:
   Payables:
     Insurance charges ...............                       4                   -                   275                     113
     Administrative fees .............                       1                   -                    24                       9
                                         ---------------------   -----------------   -------------------   ---------------------

       Total Liabilities .............                       5                   -                   299                     122
                                         ---------------------   -----------------   -------------------   ---------------------

NET ASSETS:                              $              83,116   $          13,508   $         5,874,472   $           2,294,451
                                         =====================   =================   ===================   =====================

                       See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                                                                   DYNAMIC CAPITAL
  SB ADJUSTABLE RATE                                                       ENTERPRISE          CONTRAFUND(R)         APPRECIATION
  INCOME PORTFOLIO -       SOCIAL AWARENESS      COMSTOCK PORTFOLIO         PORTFOLIO       PORTFOLIO - SERVICE      PORTFOLIO -
    CLASS I SHARES         STOCK PORTFOLIO        - CLASS II SHARES     - CLASS II SHARES         CLASS 2          SERVICE CLASS 2
---------------------   ---------------------   --------------------   ------------------   -------------------   -----------------
$           2,395,036   $             781,289   $          6,793,886   $          105,446   $        10,287,996   $         525,569

                    -                       -                      -                    -                     -                   -
---------------------   ---------------------   --------------------   ------------------   -------------------   -----------------

            2,395,036                 781,289              6,793,886              105,446            10,287,996             525,569
---------------------   ---------------------   --------------------   ------------------   -------------------   -----------------

                  125                      33                    341                    5                   511                  26
                   10                       3                     28                    -                    42                   2
---------------------   ---------------------   --------------------   ------------------   -------------------   -----------------

                  135                      36                    369                    5                   553                  28
---------------------   ---------------------   --------------------   ------------------   -------------------   -----------------

$           2,394,901   $             781,253   $          6,793,517   $          105,441   $        10,287,443   $         525,541
=====================   =====================   ====================   ==================   ===================   =================

                       See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                              MID CAP PORTFOLIO
                                                              - SERVICE CLASS 2
                                                              -----------------

ASSETS:
   Investments at market value:                               $      14,292,078

   Receivables:
     Dividends .................................                              -
                                                              -----------------

       Total Assets ............................                     14,292,078
                                                              -----------------

LIABILITIES:
   Payables:
     Insurance charges .........................                            692
     Administrative fees .......................                             59
                                                              -----------------

       Total Liabilities .......................                            751
                                                              -----------------

NET ASSETS:                                                   $      14,291,327
                                                              =================

                       See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                   CAPITAL APPRECIATION    HIGH YIELD BOND    MANAGED ASSETS    MONEY MARKET
                                                           FUND                 TRUST             TRUST          PORTFOLIO
                                                   --------------------    ---------------    --------------    ------------
INVESTMENT INCOME:
   Dividends ...................................   $                  -    $           120    $          328    $    437,359
                                                   --------------------    ---------------    --------------    ------------

EXPENSES:
   Insurance charges ...........................                 50,895             38,548            34,865         252,708
   Administrative fees .........................                  4,195              3,200             2,884          22,662
                                                   --------------------    ---------------    --------------    ------------

     Total expenses ............................                 55,090             41,748            37,749         275,370
                                                   --------------------    ---------------    --------------    ------------

       Net investment income (loss) ............                (55,090)           (41,628)          (37,421)        161,989
                                                   --------------------    ---------------    --------------    ------------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
     Realized gain distribution ................                      -                  -            12,792               -
     Realized gain (loss) on sale of
        investments ............................                 24,126               (138)            7,218               -
                                                   --------------------    ---------------    --------------    ------------

       Realized gain (loss) ....................                 24,126               (138)           20,010               -
                                                   --------------------    ---------------    --------------    ------------

     Change in unrealized gain (loss)
       on investments ..........................                513,794             47,965            78,419               -
                                                   --------------------    ---------------    --------------    ------------

   Net increase (decrease) in net assets
     resulting from operations .................   $            482,830    $         6,199    $       61,008    $    161,989
                                                   ====================    ===============    ==============    ============

                       See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                     AIM V.I. CAPITAL        AIM V.I. MID                        ALLIANCEBERNSTEIN
                                                    APPRECIATION FUND -    CAP CORE EQUITY        AIM V.I.       LARGE - CAP GROWTH
                                                         SERIES II         FUND - SERIES II    UTILITIES FUND   PORTFOLIO - CLASS B
                                                   --------------------    ----------------   ----------------  -------------------
INVESTMENT INCOME:
   Dividends ...................................   $                  -    $         11,981   $         31,054  $                 -
                                                   --------------------    ----------------   ----------------  -------------------

EXPENSES:
   Insurance charges ...........................                102,488              69,185             15,617               24,349
   Administrative fees .........................                  9,205               5,898              1,294                2,141
                                                   --------------------    ----------------   ----------------  -------------------

     Total expenses ............................                111,693              75,083             16,911               26,490
                                                   --------------------    ----------------   ----------------  -------------------

       Net investment income (loss) ............               (111,693)            (63,102)            14,143              (26,490)
                                                   --------------------    ----------------   ----------------  -------------------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
     Realized gain distribution ................                      -             130,317                  -                    -
     Realized gain (loss) on sale
        of investments .........................                 93,439              39,968             19,303               14,791
                                                   --------------------    ----------------   ----------------  -------------------

       Realized gain (loss) ....................                 93,439             170,285             19,303               14,791
                                                   --------------------    ----------------   ----------------  -------------------

     Change in unrealized gain (loss)
       on investments ..........................                456,132             101,650             69,603              197,141
                                                   --------------------    ----------------   ----------------  -------------------

   Net increase (decrease) in net assets
     resulting from operations .................   $            437,878    $        208,833   $        103,049  $           185,442
                                                   ====================    ================   ================  ===================

                       See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                          CREDIT SUISSE     CREDIT SUISSE TRUST   DELAWARE VIP REIT
 GLOBAL GROWTH FUND -   GROWTH FUND - CLASS 2    GROWTH-INCOME FUND      TRUST EMERGING       GLOBAL SMALL CAP    SERIES - STANDARD
    CLASS 2 SHARES              SHARES            - CLASS 2 SHARES      MARKETS PORTFOLIO        PORTFOLIO              CLASS
---------------------   ---------------------   --------------------   ------------------   -------------------   -----------------
$              54,217   $             175,739   $            330,151   $           18,210   $               -     $         106,391
---------------------   ---------------------   --------------------   ------------------   -------------------   -----------------

              138,201                 400,802                385,524               45,394                 8,523             113,766
               11,509                  33,063                 31,964                3,659                   652               9,637
---------------------   ---------------------   --------------------   ------------------   -------------------   -----------------

              149,710                 433,865                417,488               49,053                 9,175             123,403
---------------------   ---------------------   --------------------   ------------------   -------------------   -----------------

              (95,493)               (258,126)               (87,337)             (30,843)               (9,175)            (17,012)
---------------------   ---------------------   --------------------   ------------------   -------------------   -----------------

                    -                       -                 87,013                    -                     -             322,424
               76,481                  45,244                 42,124               43,939                17,127              76,814
---------------------   ---------------------   --------------------   ------------------   -------------------   -----------------

               76,481                  45,244                129,137               43,939                17,127             399,238
---------------------   ---------------------   --------------------   ------------------   -------------------   -----------------

            1,024,464               3,547,222              1,023,652              616,392                56,032              58,241
---------------------   ---------------------   --------------------   ------------------   -------------------   -----------------

$          1,005,452    $           3,334,340   $          1,065,452   $          629,488   $            63,984   $         440,467
=====================   =====================   ====================   ==================   ===================   =================

                       See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                   DREYFUS
                                                                   SOCIALLY
                                                                 RESPONSIBLE     DREYFUS VIF -     DREYFUS VIF -
                                                 DREYFUS            GROWTH        APPRECIATION       DEVELOPING
                                               MIDCAP STOCK      FUND, INC.-       PORTFOLIO -        LEADERS
                                               PORTFOLIO -         SERVICE           INITIAL        PORTFOLIO -
                                              SERVICE SHARES        SHARES           SHARES        INITIAL SHARES
                                            -----------------   -------------   ---------------   ----------------
INVESTMENT INCOME:
  Dividends .............................   $               -   $           -   $           282   $              -
                                            -----------------   -------------   ---------------   ----------------

EXPENSES:
  Insurance charges .....................              94,083           2,658            30,188             80,103
  Administrative fees ...................               7,630             226             2,560              6,564
                                            -----------------   -------------   ---------------   ----------------

    Total expenses ......................             101,713           2,884            32,748             86,667
                                            -----------------   -------------   ---------------   ----------------

     Net investment income (loss) .......            (101,713)         (2,884)          (32,466)           (86,667)
                                            -----------------   -------------   ---------------   ----------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ..........              19,153               -                 -                  -
    Realized gain (loss) on sale of
       investments ......................              54,688             271            10,208             29,104
                                            -----------------   -------------   ---------------   ----------------

     Realized gain (loss) ...............              73,841             271            10,208             29,104
                                            -----------------   -------------   ---------------   ----------------

    Change in unrealized gain (loss)
     on investments .....................             398,699           7,132            63,177            270,255
                                            -----------------   -------------   ---------------   ----------------

  Net increase (decrease) in net
     assets resulting from operations ...   $         370,827   $       4,519   $        40,919   $        212,692
                                            =================   =============   ===============   ================

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                         FRANKLIN
                                          RISING          FRANKLIN                          TEMPLETON
     MERCURY                             DIVIDENDS        SMALL-MID         MUTUAL         DEVELOPING
     GLOBAL        MERCURY VALUE        SECURITIES       CAP GROWTH         SHARES           MARKETS
   ALLOCATION      OPPORTUNITIES          FUND -         SECURITIES       SECURITIES       SECURITIES
   V.I. FUND -      V.I. FUND -          CLASS 2        FUND - CLASS     FUND - CLASS     FUND - CLASS
    CLASS III        CLASS III            SHARES          2 SHARES         2 SHARES         2 SHARES
----------------   ---------------   ---------------   --------------   --------------   ---------------
$        145,522   $        22,435   $       115,538   $            -   $       30,172   $        53,894
----------------   ---------------   ---------------   --------------   --------------   ---------------

          84,513            43,311           222,186           96,726           63,155            79,327
           6,706             3,448            19,249            8,237            5,087             6,389
----------------   ---------------   ---------------   --------------   --------------   ---------------

          91,219            46,759           241,435          104,963           68,242            85,716
----------------   ---------------   ---------------   --------------   --------------   ---------------

          54,303           (24,324)         (125,897)        (104,963)         (38,070)          (31,822)
----------------   ---------------   ---------------   --------------   --------------   ---------------

               -         1,357,134            78,804                -           11,302                 -
           3,869           (23,016)           70,849           33,666           21,110            76,156
----------------   ---------------   ---------------   --------------   --------------   ---------------

           3,869         1,334,118           149,653           33,666           32,412            76,156
----------------   ---------------   ---------------   --------------   --------------   ---------------

         398,548        (1,047,209)          215,621          269,859          311,145         1,019,075
----------------   ---------------   ---------------   --------------   --------------   ---------------

$        456,720   $       262,585   $       239,377   $      198,562   $      305,487   $     1,063,409
================   ===============   ===============   ==============   ==============   ===============

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                  TEMPLETON                            SALOMON
                                                TEMPLETON           GROWTH                            BROTHERS
                                                 FOREIGN          SECURITIES     EQUITY INDEX         VARIABLE
                                                SECURITIES          FUND -        PORTFOLIO -        AGGRESSIVE
                                               FUND - CLASS        CLASS 2         CLASS II        GROWTH FUND -
                                                 2 SHARES           SHARES          SHARES         CLASS I SHARES
                                            -----------------   -------------   ---------------   ----------------
INVESTMENT INCOME:
  Dividends .............................   $          96,002   $      64,397   $       104,401   $              -
                                            -----------------   -------------   ---------------   ----------------

EXPENSES:
  Insurance charges .....................             144,059         114,202           139,011             69,074
  Administrative fees ...................              12,401           9,551            11,567              5,985
                                            -----------------   -------------   ---------------   ----------------

    Total expenses ......................             156,460         123,753           150,578             75,059
                                            -----------------   -------------   ---------------   ----------------

     Net investment income (loss) .......             (60,458)        (59,356)          (46,177)           (75,059)
                                            -----------------   -------------   ---------------   ----------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ..........                   -               -                 -                  -
    Realized gain (loss) on sale of
       investments ......................              49,185          14,571            54,899             17,232
                                            -----------------   -------------   ---------------   ----------------

     Realized gain (loss)                              49,185          14,571            54,899             17,232
                                            -----------------   -------------   ---------------   ----------------

    Change in unrealized gain (loss)
     on investments .....................             780,525         578,013           224,450            419,497
                                            -----------------   -------------   ---------------   ----------------

  Net increase (decrease) in net
     assets resulting from operations ...   $         769,252   $     533,228   $       233,172   $        361,670
                                            =================   =============   ===============   ================

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

     SALOMON
    BROTHERS            SALOMON
    VARIABLE           BROTHERS                          GLOBAL LIFE        GLOBAL
   AGGRESSIVE          VARIABLE          BALANCED         SCIENCES        TECHNOLOGY        WORLDWIDE
  GROWTH FUND          GROWTH &        PORTFOLIO -       PORTFOLIO -      PORTFOLIO -        GROWTH
   - CLASS II       INCOME FUND -        SERVICE           SERVICE          SERVICE        PORTFOLIO -
     SHARES         CLASS I SHARES       SHARES            SHARES           SHARES       SERVICE SHARES
----------------   ---------------   ---------------   --------------   --------------   ---------------
$              -   $         5,553   $        16,333   $            -   $            -   $         4,304
----------------   ---------------   ---------------   --------------   --------------   ---------------

         131,850            25,478            14,839           13,671           13,867             6,704
          11,128             2,125             1,241            1,074            1,117               544
----------------   ---------------   ---------------   --------------   --------------   ---------------

         142,978            27,603            16,080           14,745           14,984             7,248
----------------   ---------------   ---------------   --------------   --------------   ---------------

        (142,978)          (22,050)              253          (14,745)         (14,984)           (2,944)
----------------   ---------------   ---------------   --------------   --------------   ---------------

               -                 -                 -                -                -                 -
         109,109             5,750            17,117           13,047            6,576             4,021
----------------   ---------------   ---------------   --------------   --------------   ---------------

         109,109             5,750            17,117           13,047            6,576             4,021
----------------   ---------------   ---------------   --------------   --------------   ---------------

         611,987            43,830            25,489           71,853           84,265            10,448
----------------   ---------------   ---------------   --------------   --------------   ---------------

$        578,118   $        27,530   $        42,859   $       70,155   $       75,857   $        11,525
================   ===============   ===============   ==============   ==============   ===============

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                                     OPPENHEIMER
                                                 LAZARD                                                CAPITAL
                                               RETIREMENT         GROWTH AND                        APPRECIATION
                                                SMALL CAP           INCOME       MID-CAP VALUE        FUND/VA -
                                                PORTFOLIO         PORTFOLIO        PORTFOLIO       SERVICE SHARES
                                            -----------------   -------------   ---------------   ----------------
INVESTMENT INCOME:
  Dividends .............................   $               -   $      73,142   $        36,979   $         40,267
                                            -----------------   -------------   ---------------   ----------------

EXPENSES:
  Insurance charges .....................              59,213         105,837           115,733             92,956
  Administrative fees ...................               4,764           8,701             9,554              8,476
                                            -----------------   -------------   ---------------   ----------------

    Total expenses ......................              63,977         114,538           125,287            101,432
                                            -----------------   -------------   ---------------   ----------------

     Net investment income (loss) .......             (63,977)        (41,396)          (88,308)           (61,165)
                                            -----------------   -------------   ---------------   ----------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ..........             257,742         446,883           505,281                  -
    Realized gain (loss) on sale of
       investments ......................              21,745          19,191            43,045             91,759
                                            -----------------   -------------   ---------------   ----------------

     Realized gain (loss) ...............             279,487         466,074           548,326             91,759
                                            -----------------   -------------   ---------------   ----------------

    Change in unrealized gain (loss)
     on investments .....................            (112,328)       (223,053)           28,896            164,621
                                            -----------------   -------------   ---------------   ----------------

  Net increase (decrease) in net
     assets resulting from operations ...   $         103,182   $     201,625   $       488,914   $        195,215
                                            =================   =============   ===============   ================

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

   OPPENHEIMER                                                                               PIONEER
      GLOBAL         OPPENHEIMER       REAL RETURN      TOTAL RETURN       PIONEER        AMERICA INCOME
   SECURITIES        MAIN STREET       PORTFOLIO -      PORTFOLIO -      AMPAC GROWTH     VCT PORTFOLIO
    FUND/VA -         FUND/VA -       ADMINISTRATIVE   ADMINISTRATIVE    VCT PORTFOLIO      - CLASS II
 SERVICE SHARES     SERVICE SHARES        CLASS             CLASS         - CLASS II          SHARES
----------------   ---------------   ---------------   --------------   --------------   ---------------
$         58,092   $         4,444   $       144,137   $      368,298   $        3,170   $       386,291
----------------   ---------------   ---------------   --------------   --------------   ---------------

         121,910             8,351            87,656          185,883           13,856           142,265
          11,034               719             7,503           15,738            1,178            12,982
----------------   ---------------   ---------------   --------------   --------------   ---------------

         132,944             9,070            95,159          201,621           15,034           155,247
----------------   ---------------   ---------------   --------------   --------------   ---------------

         (74,852)           (4,626)           48,978          166,677          (11,864)          231,044
----------------   ---------------   ---------------   --------------   --------------   ---------------

               -                 -            66,257          198,786                -                 -
          84,866             6,533             2,591            2,130            2,332           (42,789)
----------------   ---------------   ---------------   --------------   --------------   ---------------

          84,866             6,533            68,848          200,916            2,332           (42,789)
----------------   ---------------   ---------------   --------------   --------------   ---------------

         948,107            20,390          (108,888)        (326,947)           7,644          (210,513)
----------------   ---------------   ---------------   --------------   --------------   ---------------

$        958,121   $        22,297   $         8,938   $       40,646   $       (1,888)  $       (22,258)
================   ===============   ===============   ==============   ==============   ===============

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                   PIONEER
                                                                 CULLEN VALUE       PIONEER
                                                 PIONEER             VCT           EMERGING        PIONEER EQUITY
                                               BALANCED VCT      PORTFOLIO -      MARKETS VCT        INCOME VCT
                                               PORTFOLIO -        CLASS II        PORTFOLIO -        PORTFOLIO -
                                             CLASS II SHARES       SHARES       CLASS II SHARES    CLASS II SHARES
                                            -----------------   -------------   ---------------   ----------------
INVESTMENT INCOME:
  Dividends .............................   $         106,752   $           -   $        24,611   $        257,370
                                            -----------------   -------------   ---------------   ----------------

EXPENSES:
  Insurance charges .....................             110,421          12,879            93,343            205,301
  Administrative fees ...................               9,556           1,123             8,086             17,967
                                            -----------------   -------------   ---------------   ----------------

    Total expenses ......................             119,977          14,002           101,429            223,268
                                            -----------------   -------------   ---------------   ----------------

     Net investment income (loss) .......             (13,225)        (14,002)          (76,818)            34,102
                                            -----------------   -------------   ---------------   ----------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ..........                   -               -                 -                  -
    Realized gain (loss) on sale of
       investments ......................              88,896           1,671           171,493            102,290
                                            -----------------   -------------   ---------------   ----------------

     Realized gain (loss) ...............              88,896           1,671           171,493            102,290
                                            -----------------   -------------   ---------------   ----------------

    Change in unrealized gain (loss)
     on investments .....................              53,939         122,805         1,692,071            299,233
                                            -----------------   -------------   ---------------   ----------------

  Net increase (decrease) in net
     assets resulting from operations ...   $         129,610   $     110,474   $     1,786,746   $        435,625
                                            =================   =============   ===============   ================

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                           PIONEER
 PIONEER EQUITY                        PIONEER FUND     GLOBAL HIGH         PIONEER
   OPPORTUNITY      PIONEER EUROPE         VCT           YIELD VCT       GROWTH SHARES    PIONEER HIGH
  VCT PORTFOLIO     VCT PORTFOLIO      PORTFOLIO -      PORTFOLIO -      VCT PORTFOLIO      YIELD VCT
   - CLASS II         - CLASS II         CLASS II         CLASS II        - CLASS II       PORTFOLIO -
     SHARES             SHARES            SHARES           SHARES           SHARES       CLASS II SHARES
----------------   ---------------   ---------------   --------------   --------------   ---------------
$              -   $         2,232   $       177,413   $       24,862   $       33,818   $     1,447,476
----------------   ---------------   ---------------   --------------   --------------   ---------------

             180             7,628           268,360            6,955           82,531           475,419
              17               639            24,215              567            7,702            41,310
----------------   ---------------   ---------------   --------------   --------------   ---------------

             197             8,267           292,575            7,522           90,233           516,729
----------------   ---------------   ---------------   --------------   --------------   ---------------

            (197)           (6,035)         (115,162)          17,340          (56,415)          930,747
----------------   ---------------   ---------------   --------------   --------------   ---------------

               -                 -                 -                -                -           919,000
             108            20,911           619,666             (168)         196,343           (90,408)
----------------   ---------------   ---------------   --------------   --------------   ---------------

             108            20,911           619,666             (168)         196,343           828,592
----------------   ---------------   ---------------   --------------   --------------   ---------------

             414             8,745           149,312            3,118          (52,756)       (1,816,717)
----------------   ---------------   ---------------   --------------   --------------   ---------------

$            325   $        23,621   $       653,816   $       20,290   $       87,172   $       (57,378)
================   ===============   ===============   ==============   ==============   ===============

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                   PIONEER
                                                                   IBBOTSON
                                                                    GROWTH          PIONEER
                                             PIONEER IBBOTSON     ALLOCATION        IBBOTSON           PIONEER
                                                AGGRESSIVE           VCT            MODERATE        INTERNATIONAL
                                              ALLOCATION VCT     PORTFOLIO -     ALLOCATION VCT       VALUE VCT
                                                PORTFOLIO -        CLASS II       PORTFOLIO -        PORTFOLIO -
                                              CLASS II SHARES       SHARES      CLASS II SHARES    CLASS II SHARES
                                            -----------------   -------------   ---------------   ----------------
INVESTMENT INCOME:
  Dividends .............................   $               -   $           -   $             -   $          1,690
                                            -----------------   -------------   ---------------   ----------------

EXPENSES:
  Insurance charges .....................               6,492          39,382            65,267             43,275
  Administrative fees ...................                 491           3,270             5,850              3,792
                                            -----------------   -------------   ---------------   ----------------

    Total expenses ......................               6,983          42,652            71,117             47,067
                                            -----------------   -------------   ---------------   ----------------

     Net investment income (loss) .......              (6,983)        (42,652)          (71,117)           (45,377)
                                            -----------------   -------------   ---------------   ----------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ..........                   -               -                 -                  -
    Realized gain (loss) on sale of
       investments ......................               1,760           6,352             4,092            216,534
                                            -----------------   -------------   ---------------   ----------------

     Realized gain (loss) ...............               1,760           6,352             4,092            216,534
                                            -----------------   -------------   ---------------   ----------------

    Change in unrealized gain (loss)
       on investments ...................              53,571         250,986           400,553            169,350
                                            -----------------   -------------   ---------------   ----------------

  Net increase (decrease) in net
     assets resulting from operations ...   $          48,348   $     214,686   $       333,528   $        340,507
                                            =================   =============   ===============   ================

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                            PIONEER
                     PIONEER OAK       PIONEER REAL     PIONEER SMALL      SMALL CAP
   PIONEER MID       RIDGE LARGE      ESTATE SHARES      AND MID CAP       VALUE VCT      PIONEER SMALL
  CAP VALUE VCT     CAP GROWTH VCT     VCT PORTFOLIO     GROWTH VCT       PORTFOLIO -      COMPANY VCT
   PORTFOLIO -       PORTFOLIO -        - CLASS II       PORTFOLIO -       CLASS II        PORTFOLIO -
 CLASS II SHARES   CLASS II SHARES        SHARES          CLASS II          SHARES       CLASS II SHARES
----------------   ---------------   ---------------   --------------   --------------   ---------------
$         22,902   $         3,930   $       230,960   $            -   $            -   $             -
----------------   ---------------   ---------------   --------------   --------------   ---------------

         189,712            50,679           125,139           21,974          110,491            23,709
          16,407             4,180            11,107            1,919            9,674             2,062
----------------   ---------------   ---------------   --------------   --------------   ---------------

         206,119            54,859           136,246           23,893          120,165            25,771
----------------   ---------------   ---------------   --------------   --------------   ---------------

        (183,217)          (50,929)           94,714          (23,893)        (120,165)          (25,771)
----------------   ---------------   ---------------   --------------   --------------   ---------------

         656,075                 -           258,870                -          201,386           144,127
         137,291            26,957           213,466           10,400          111,979             6,747
----------------   ---------------   ---------------   --------------   --------------   ---------------

         793,366            26,957           472,336           10,400          313,365           150,874
----------------   ---------------   ---------------   --------------   --------------   ---------------

         (16,400)          251,831           388,560           53,940          395,452          (119,385)
----------------   ---------------   ---------------   --------------   --------------   ---------------

$        593,749   $       227,859   $       955,610   $       40,447   $      588,652   $         5,718
================   ===============   ===============   ==============   ==============   ===============

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                   PIONEER
                                                  PIONEER         VALUE VCT        PUTNAM VT          PUTNAM VT
                                             STRATEGIC INCOME    PORTFOLIO -     INTERNATIONAL        SMALL CAP
                                              VCT PORTFOLIO -     CLASS II       EQUITY FUND -      VALUE FUND -
                                              CLASS II SHARES      SHARES       CLASS IB SHARES    CLASS IB SHARES
                                            -----------------   -------------   ---------------   ----------------
INVESTMENT INCOME:
  Dividends .............................   $         760,946   $       5,679   $         3,853   $          8,613
                                            -----------------  --------------  ----------------  -----------------

EXPENSES:
  Insurance charges .....................             233,737         104,665             4,876             96,765
  Administrative fees ...................              20,461           9,263               391              8,417
                                            -----------------   -------------   ---------------   ----------------

    Total expenses ......................             254,198         113,928             5,267            105,182
                                            -----------------   -------------   ---------------   ----------------

     Net investment income (loss) .......             506,748        (108,249)           (1,414)           (96,569)
                                            -----------------   -------------   ---------------   ----------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ..........             193,732          43,001                 -            279,493
    Realized gain (loss) on sale of
       investments ......................              (2,680)         39,192             7,336             32,108
                                            -----------------   -------------   ---------------   ----------------

     Realized gain (loss) ...............             191,052          82,193             7,336            311,601
                                            -----------------   -------------   ---------------   ----------------

    Change in unrealized gain (loss)
     on investments .....................            (618,505)        221,302            19,101            129,996
                                            -----------------   -------------   ---------------   ----------------

  Net increase (decrease) in net
     assets resulting from operations ...   $          79,295   $     195,246   $        25,023   $        345,028
                                            =================   =============   ===============   ================

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                           SALOMON
                                                          BROTHERS
                                        LARGE CAP       VARIABLE ALL       SMALL CAP
 ALL CAP FUND -     INVESTORS FUND    GROWTH FUND -      CAP FUND -       GROWTH FUND      TOTAL RETURN
    CLASS I           - CLASS I         CLASS I           CLASS II         - CLASS I     FUND - CLASS II
----------------   ---------------   ---------------   --------------   --------------   ---------------
$         31,236   $        25,420   $           383   $           89   $            -   $        71,189
----------------  ----------------   ---------------   --------------   --------------   ---------------

          52,386            37,183            39,238               54           69,595            73,084
           4,508             3,134             3,405                6            5,765             6,570
----------------   ---------------   ---------------   --------------   --------------   ---------------

          56,894            40,317            42,643               60           75,360            79,654
----------------   ---------------   ---------------   --------------   --------------   ---------------

         (25,658)          (14,897)          (42,260)              29          (75,360)           (8,465)
----------------   ---------------   ---------------   --------------   --------------   ---------------

           2,574                 -                 -               11          341,993            28,834
          19,580            27,879             4,786                -           39,972            34,605
----------------   ---------------   ---------------   --------------   --------------   ---------------

          22,154            27,879             4,786               11          381,965            63,439
----------------   ---------------   ---------------   --------------   --------------   ---------------

          96,413            88,170           121,746              219         (140,591)            1,428
----------------   ---------------   ---------------   --------------   --------------   ---------------

$         92,909   $       101,152   $        84,272   $          259   $      166,014   $        56,402
================   ===============   ===============   ==============   ==============   ===============

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                              SCUDDER REAL ESTATE   SCUDDER VIT EQUITY     21ST CENTURY     CAPITAL GROWTH
                                                  SECURITIES            500 INDEX        GROWTH PORTFOLIO     PORTFOLIO -
                                              PORTFOLIO - CLASS B     FUND - CLASS B2        - CLASS B          CLASS B
                                              -------------------   ------------------   ----------------   --------------
INVESTMENT INCOME:
  Dividends ...............................   $           120,932   $                -   $              -   $       10,360
                                              -------------------   ------------------   ----------------   --------------
EXPENSES:
  Insurance charges .......................                77,526               35,032              3,028           74,942
  Administrative fees .....................                 6,380                2,693                252            6,197
                                              -------------------   ------------------   ----------------   --------------

    Total expenses ........................                83,906               37,725              3,280           81,139
                                              -------------------   ------------------   ----------------   --------------

      Net investment income (loss) ........                37,026              (37,725)            (3,280)         (70,779)
                                              -------------------   ------------------   ----------------   --------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ............               350,365                    -                  -                -
    Realized gain (loss) on sale of
      investments .........................                59,895                6,319             (3,361)          17,855
                                              -------------------   ------------------   ----------------   --------------

      Realized gain (loss) ................               410,260                6,319             (3,361)          17,855
                                              -------------------   ------------------   ----------------   --------------

    Change in unrealized gain (loss)
      on investments ......................               (46,851)              69,445            (41,780)         487,299
                                              -------------------   ------------------   ----------------   --------------

  Net increase (decrease) in net assets
    resulting from operations .............   $           400,435   $           38,039   $        (48,421)  $      434,375
                                              ===================   ==================   ================   ==============

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

GLOBAL DISCOVERY                         HEALTH SCIENCES   INTERNATIONAL   SVS I SCUDDER BOND   SCUDDER BLUE CHIP
   PORTFOLIO -      GROWTH AND INCOME      PORTFOLIO -      PORTFOLIO -        PORTFOLIO -         PORTFOLIO -
     CLASS B       PORTFOLIO - CLASS B       CLASS B          CLASS B            CLASS B             CLASS B
----------------   -------------------   ---------------   -------------   ------------------   -----------------
$          7,827   $            30,917   $             -   $      30,359   $                -   $          30,284
----------------   -------------------   ---------------   -------------   ------------------   -----------------

          40,249                61,694            34,387          45,357                  315              82,755
           3,320                 4,846             2,736           3,716                   25               6,931
----------------   -------------------   ---------------   -------------   ------------------   -----------------

          43,569                66,540            37,123          49,073                  340              89,686
----------------   -------------------   ---------------   -------------   ------------------   -----------------

         (35,742)              (35,623)          (37,123)        (18,714)                (340)            (59,402)
----------------   -------------------   ---------------   -------------   ------------------   -----------------

               -                     -                 -               -                    -                   -
          57,256                30,973            54,110          50,749                    -             388,392
----------------   -------------------   ---------------   -------------   ------------------   -----------------

          57,256                30,973            54,110          50,749                    -             388,392
----------------   -------------------   ---------------   -------------   ------------------   -----------------

         353,441               163,069            92,307         326,175                  361             132,569
----------------   -------------------   ---------------   -------------   ------------------   -----------------

$        374,955   $           158,419   $     1  09,294   $     358,210   $               21   $         461,559
================   ===================   ===============   =============   ==================   =================

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                                                SCUDDER
                                                                                                              GOVERNMENT
                                                    SCUDDER                                  SCUDDER           & AGENCY
                                              CONSERVATIVE INCOME      SCUDDER FIXED       GLOBAL BLUE        SECURITIES
                                              STRATEGY PORTFOLIO     INCOME PORTFOLIO     CHIP PORTFOLIO       PORTFOLIO
                                                   - CLASS B             - CLASS B          - CLASS B          - CLASS B
                                              -------------------   ------------------   ----------------   --------------
INVESTMENT INCOME:
  Dividends ...............................   $                 -   $          191,640   $              -   $      126,088
                                              -------------------   ------------------   ----------------   --------------

EXPENSES:
  Insurance charges .......................                14,613              122,838             35,718           66,594
  Administrative fees .....................                 1,174                9,985              2,841            5,413
                                              -------------------   ------------------   ----------------   --------------

    Total expenses ........................                15,787              132,823             38,559           72,007
                                              -------------------   ------------------   ----------------   --------------

      Net investment income (loss) ........               (15,787)              58,817            (38,559)          54,081
                                              -------------------   ------------------   ----------------   --------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ............                   605               57,092                  -           27,185
    Realized gain (loss) on sale of
    investments ...........................                 1,074                3,493             34,956           (4,000)
                                              -------------------   ------------------   ----------------   --------------

      Realized gain (loss) ................                 1,679               60,585             34,956           23,185
                                              -------------------   ------------------   ----------------   --------------

    Change in unrealized gain (loss)
      on investments ......................                30,918             (139,929)           396,369          (72,567)
                                              -------------------   ------------------   ----------------   --------------

  Net increase (decrease) in net assets
    resulting from operations .............   $            16,810   $          (20,527)  $        392,766   $        4,699
                                              ===================   ==================   ================   ==============

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                                     SCUDDER
      SCUDDER                                SCUDDER          SCUDDER       SCUDDER INCOME &      INTERNATIONAL
 GROWTH AND INCOME                       GROWTH STRATEGY    HIGH INCOME      GROWTH STRATEGY      SELECT EQUITY
STRATEGY PORTFOLIO   SCUDDER GROWTH         PORTFOLIO        PORTFOLIO          PORTFOLIO           PORTFOLIO
    - CLASS B      PORTFOLIO - CLASS B      - CLASS B        - CLASS B          - CLASS B           - CLASS B
----------------   -------------------   ---------------   -------------   ------------------   -----------------
$              -   $             5,650   $             -   $     546,004   $                -   $         122,072
----------------   -------------------   ---------------   -------------   ------------------   -----------------

         198,034                 7,031           124,109          87,044               55,971              97,501
          15,694                   584             9,934           7,268                4,781               7,923
----------------   -------------------   ---------------   -------------   ------------------   -----------------

         213,728                 7,615           134,043          94,312               60,752             105,424
----------------   -------------------   ---------------   -------------   ------------------   -----------------

        (213,728)               (1,965)         (134,043)        451,692              (60,752)             16,648
----------------   -------------------   ---------------   -------------   ------------------   -----------------

           8,487                     -             8,805               -                5,449                   -
          11,780                33,204             4,282         (99,083)              16,268              57,423
----------------   -------------------   ---------------   -------------   ------------------   -----------------

          20,267                33,204            13,087         (99,083)              21,717              57,423
----------------   -------------------   ---------------   -------------   ------------------   -----------------

         735,470               (78,411)          508,748        (295,584)             138,660             562,753
----------------   -------------------   ---------------   -------------   ------------------   -----------------

$        542,009   $           (47,172)  $       387,792   $      57,025   $           99,625   $         636,824
================   ===================   ===============   =============   ==================   =================

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                SCUDDER MERCURY      SCUDDER MID-CAP        SCUDDER MONEY      SCUDDER SALOMON
                                                    LARGE CAP       GROWTH PORTFOLIO -   MARKET PORTFOLIO -   AGGRESSIVE GROWTH
                                                 CORE PORTFOLIO          CLASS B               CLASS B             PORTFOLIO
                                              -------------------   ------------------   ------------------   ------------------
INVESTMENT INCOME:
  Dividends ...............................   $                 8   $                -   $          172,938   $               -
                                              -------------------   ------------------   ------------------   -----------------

EXPENSES:
  Insurance charges .......................                 5,201                8,200              132,889               7,871
  Administrative fees .....................                   409                  666               10,817                 666
                                              -------------------   ------------------   ------------------   -----------------

    Total expenses ........................                 5,610                8,866              143,706               8,537
                                              -------------------   ------------------   ------------------   -----------------

      Net investment income (loss) ........                (5,602)              (8,866)              29,232              (8,537)
                                              -------------------   ------------------   ------------------   -----------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ............                 1,048                    -                    -                   -
    Realized gain (loss) on sale of
      investments .........................                 1,157                5,833                    -               6,940
                                              -------------------   ------------------   ------------------   -----------------

      Realized gain (loss) ................                 2,205                5,833                    -               6,940
                                              -------------------   ------------------   ------------------   -----------------

    Change in unrealized gain (loss)
      on investments ......................                48,624               59,080                    -              52,044
                                              -------------------   ------------------   ------------------   -----------------

  Net increase (decrease) in net assets
    resulting from operations .............   $            45,227   $           56,047   $           29,232   $          50,447
                                              ===================   ==================   ==================   =================

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                            SCUDDER              SCUDDER             SCUDDER                                 SVS DAVIS
  SCUDDER SMALL CAP        STRATEGIC           TECHNOLOGY           TEMPLETON         SCUDDER TOTAL           VENTURE
 GROWTH PORTFOLIO -    INCOME PORTFOLIO -   GROWTH PORTFOLIO -    FOREIGN VALUE     RETURN PORTFOLIO -    VALUE PORTFOLIO -
      CLASS B               CLASS B              CLASS B            PORTFOLIO            CLASS B              CLASS B
-------------------    ------------------   ------------------   ---------------    ------------------   ------------------
$                 -    $          240,584  $             1,473   $         6,000    $           99,543    $          35,020
-------------------    ------------------  -------------------   ---------------    ------------------    -----------------

             52,334                66,374               27,088             8,008                73,786              170,909
              4,366                 5,338                2,169               648                 5,503               14,543
-------------------    ------------------  -------------------   ---------------    ------------------    -----------------

             56,700                71,712               29,257             8,656                79,289              185,452
-------------------    ------------------  -------------------   ---------------    ------------------    -----------------

            (56,700)              168,872              (27,784)           (2,656)               20,254             (150,432)
-------------------    ------------------  -------------------   ---------------    ------------------    -----------------

                  -                 7,520                    -             4,190                     -                    -
             31,689                 7,070               30,067               315                 6,773              185,350
-------------------    ------------------  -------------------   ---------------    ------------------    -----------------

             31,689                14,590               30,067             4,505                 6,773              185,350
-------------------    ------------------  -------------------   ---------------    ------------------    -----------------

            242,497              (172,769)              46,325            63,063                19,164              740,600
-------------------    ------------------  -------------------   ---------------    ------------------    -----------------

$           217,486    $           10,693  $            48,608   $        64,912    $           46,191    $         775,518
===================    ==================  ===================   ===============    ==================    =================

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                   SVS DREMAN         SVS DREMAN HIGH     SVS DREMAN SMALL       SVS EAGLE FOCUSED
                                              FINANCIAL SERVICES       RETURN EQUITY     CAP VALUE PORTFOLIO -   LARGE CAP GROWTH
                                              PORTFOLIO - CLASS B   PORTFOLIO - CLASS B         CLASS B         PORTFOLI0 - CLASS B
                                              -------------------   ------------------   ---------------------   ------------------
INVESTMENT INCOME:
  Dividends ...............................   $            23,435   $           90,721   $              23,624   $            2,303
                                              -------------------   ------------------   ---------------------   ------------------

EXPENSES:
  Insurance charges .......................                29,616              141,095                 127,173               11,355
  Administrative fees .....................                 2,402               11,578                  10,564                  929
                                              -------------------   ------------------   ---------------------   ------------------

    Total expenses ........................                32,018              152,673                 137,737               12,284
                                              -------------------   ------------------   ---------------------   ------------------

      Net investment income (loss) ........                (8,583)             (61,952)               (114,113)              (9,981)
                                              -------------------   ------------------   ---------------------   ------------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ............                     -                    -                 569,028                    -
    Realized gain (loss) on sale of
      investments .........................                 2,616              182,509                  33,288              (59,005)
                                              -------------------   ------------------   ---------------------   ------------------

      Realized gain (loss) ................                 2,616              182,509                 602,316              (59,005)
                                              -------------------   ------------------   ---------------------   ------------------

    Change in unrealized gain (loss)
      on investments ......................               (20,691)             342,558                  75,736             (106,114)
                                              -------------------   ------------------   ---------------------   ------------------

  Net increase (decrease) in net assets
    resulting from operations .............   $           (26,658)  $          463,115   $             563,939   $         (175,100)
                                              ===================   ==================   =====================   ==================

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                      SVS II SCUDDER                         SVS JANUS       SVS JANUS GROWTH        SVS MFS
SVS FOCUS VALUE &    LARGE CAP VALUE   SVS INDEX 500        GROWTH AND         OPPORTUNITIES        STRATEGIC
GROWTH PORTFOLIO -     PORTFOLIO -      PORTFOLIO -     INCOME PORTFOLIO -      PORTFOLIO -     VALUE PORTFOLIO -
      CLASS B            CLASS B          CLASS B             CLASS B             CLASS B            CLASS B
------------------   ---------------   --------------   ------------------   ----------------   -----------------
$            5,658   $        50,431   $      137,844   $                -   $              -   $          11,386
------------------   ---------------   --------------   ------------------   ----------------   -----------------

             3,826            66,665           84,398               34,906              5,682              30,811
               284             5,536            6,524                2,887                492               2,480
------------------   ---------------   --------------   ------------------   ----------------   -----------------

             4,110            72,201           90,922               37,793              6,174              33,291
------------------   ---------------   --------------   ------------------   ----------------   -----------------

             1,548           (21,770)          46,922              (37,793)            (6,174)            (21,905)
------------------   ---------------   --------------   ------------------   ----------------   -----------------

                 -                 -                -                    -                  -             158,317
            22,360            27,861          560,811               75,797              5,878              10,700
------------------   ---------------   --------------   ------------------   ----------------   -----------------

            22,360            27,861          560,811               75,797              5,878             169,017
------------------   ---------------   --------------   -----------------    ----------------   -----------------

           (64,185)          (12,024)        (503,262)             146,743             17,340            (188,711)
------------------   ---------------   --------------   ------------------   ----------------   -----------------

$          (40,277)  $        (5,933)  $      104,471   $          184,747   $         17,044   $         (41,599)
==================   ===============   ==============   ==================   ================   =================

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                     SVS TURNER MID                          ALGER AMERICAN
                                               SVS OAK STRATEGIC       CAP GROWTH        ALGER AMERICAN     LEVERAGED ALLCAP
                                                EQUITY PORTFOLIO       PORTFOLIO       BALANCED PORTFOLIO      PORTFOLIO
                                                   - CLASS B           - CLASS B        - CLASS S SHARES    - CLASS S SHARES
                                              -------------------   ----------------   ------------------   ----------------
INVESTMENT INCOME:
  Dividends ...............................   $                 -   $              -   $           45,552   $              -
                                              -------------------   ----------------   ------------------   ----------------

EXPENSES:
  Insurance charges .......................                38,243             33,008               59,773             17,970
  Administrative fees .....................                 3,139              2,665                4,881              1,446
                                              -------------------   ----------------   ------------------   ----------------

    Total expenses ........................                41,382             35,673               64,654             19,416
                                              -------------------   ----------------   ------------------   ----------------

      Net investment income (loss) ........               (41,382)           (35,673)             (19,102)           (19,416)
                                              -------------------   ----------------   ------------------   ----------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ............                     -                  -                    -                  -
    Realized gain (loss) on sale of
      investments .........................                (1,371)            33,353               19,107              9,022
                                              -------------------   ----------------   ------------------   ----------------

      Realized gain (loss) ................                (1,371)            33,353               19,107              9,022
                                              -------------------   ----------------   ------------------   ----------------

    Change in unrealized gain (loss)
      on investments ......................               (92,539)           174,338              204,872            133,873
                                              -------------------   ----------------   ------------------   ----------------

  Net increase (decrease) in net assets
    resulting from operations .............   $          (135,292)  $        172,018   $          204,877   $        123,479
                                              ===================   ================   ==================   ================

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

   AIM CAPITAL        CONVERTIBLE       DISCIPLINED MID                          FEDERATED
  APPRECIATION         SECURITIES          CAP STOCK        EQUITY INCOME       HIGH YIELD      FEDERATED STOCK
    PORTFOLIO           PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO         PORTFOLIO
-----------------   ----------------   ----------------   ----------------   ----------------   ---------------
$           2,838   $         81,191   $              -   $              -   $              -   $             -
-----------------   ----------------   ----------------   ----------------   ----------------   ---------------

           22,279             52,136             49,142             77,478             43,022             8,588
            1,843              4,369              4,227              6,481              3,659               750
-----------------   ----------------   ----------------   ----------------   ----------------   ---------------

           24,122             56,505             53,369             83,959             46,681             9,338
-----------------   ----------------   ----------------   ----------------   ----------------   ---------------

          (21,284)            24,686            (53,369)           (83,959)           (46,681)           (9,338)
-----------------   ----------------   ----------------   ----------------   ----------------   ---------------

                -             56,089             32,316             61,371                  -                 -
           22,857             (2,170)            38,848             12,392             (1,525)            2,928
-----------------   ----------------   ----------------   ----------------   ----------------   ---------------

           22,857             53,919             71,164             73,763             (1,525)            2,928
-----------------   ----------------   ----------------   ----------------   ----------------   ---------------

           77,239           (113,494)           274,789            147,918             73,902            24,322
-----------------   ----------------   ----------------   ----------------   ----------------   ---------------

$          78,812   $        (34,889)  $        292,584   $        137,722   $         25,696   $        17,912
=================   ================   ================   ================   ================   ===============

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                                                   MANAGED
                                                                                                                 ALLOCATION
                                                                    MANAGED ALLOCATION    MANAGED ALLOCATION       SERIES:
                                                                    SERIES: AGGRESSIVE   SERIES: CONSERVATIVE     MODERATE
                                              LARGE CAP PORTFOLIO        PORTFOLIO            PORTFOLIO           PORTFOLIO
                                              -------------------   ------------------   --------------------   ------------
INVESTMENT INCOME:
  Dividends ...............................   $                 -   $                -   $              4,266   $     13,379
                                              -------------------   ------------------   --------------------   ------------

EXPENSES:
  Insurance charges .......................                30,344                6,299                  1,843         17,092
  Administrative fees .....................                 2,632                  521                    140          1,377
                                              -------------------   ------------------   --------------------   ------------

    Total expenses ........................                32,976                6,820                  1,983         18,469
                                              -------------------   ------------------   --------------------   ------------

      Net investment income (loss) ........               (32,976)              (6,820)                 2,283         (5,090)
                                              -------------------   ------------------   --------------------   ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ............                     -                  963                  1,405          2,159
    Realized gain (loss) on sale of
      investments .........................                12,870                1,035                      5            825
                                              -------------------   ------------------   --------------------   ------------

      Realized gain (loss) ................                12,870                1,998                  1,410          2,984
                                              -------------------   ------------------   --------------------   ------------

    Change in unrealized gain (loss)
      on investments ......................               149,886               48,682                  1,846         78,926
                                              -------------------   ------------------   --------------------   ------------

  Net increase (decrease) in net assets
    resulting from operations .............   $           129,780   $           43,860   $              5,539   $     76,820
                                              ===================   ==================   ====================   ============

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

MANAGED ALLOCATION  MANAGED ALLOCATION
SERIES: MODERATE-   SERIES: MODERATE-        MERCURY
    AGGRESSIVE        CONSERVATIVE          LARGE CAP       MFS EMERGING        MFS MID CAP     MFS TOTAL RETURN
    PORTFOLIO           PORTFOLIO        CORE PORTFOLIO   GROWTH PORTFOLIO   GROWTH PORTFOLIO      PORTFOLIO
-----------------   ------------------   --------------   ----------------   ----------------   ----------------
$          21,399   $              341   $            -   $              -   $              -   $        437,107
-----------------   ------------------   --------------   ----------------   ----------------   ----------------

           28,252                  270           54,009              3,629             59,799            301,338
            2,252                   27            4,348                312              5,124             25,253
-----------------   ------------------   --------------   ----------------   ----------------   ----------------

           30,504                  297           58,357              3,941             64,923            326,591
-----------------   ------------------   --------------   ----------------   ----------------   ----------------

           (9,105)                  44          (58,357)            (3,941)           (64,923)           110,516
-----------------   ------------------   --------------   ----------------   ----------------   ----------------

            2,340                   31                -                  -                  -            949,535
            1,251                    3            8,463            103,279             21,060             19,229
-----------------   ------------------   --------------   ----------------   ----------------   ----------------

            3,591                   34            8,463            103,279             21,060            968,764
-----------------   ------------------   --------------   ----------------   ----------------   ----------------

          151,046                1,180          371,263           (136,962)           159,772           (838,989)
-----------------   ------------------   --------------   ----------------   ----------------   ----------------

$         145,532   $            1,258   $      321,369   $        (37,624)  $        115,909   $        240,291
=================   ==================   ==============   ================   ================   ================

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                     MONDRIAN
                                                                  INTERNATIONAL    PIONEER FUND   PIONEER MID CAP
                                           MFS VALUE PORTFOLIO   STOCK PORTFOLIO    PORTFOLIO     VALUE PORTFOLIO
                                           -------------------   ---------------   ------------   ---------------
INVESTMENT INCOME:
  Dividends ............................   $            32,014   $           929   $          -   $            35
                                           -------------------   ---------------   ------------   ---------------

EXPENSES:
  Insurance charges ....................                33,851            30,218          9,615                78
  Administrative fees ..................                 2,875             2,517            775                 7
                                           -------------------   ---------------   ------------   ---------------

    Total expenses .....................                36,726            32,735         10,390                85
                                           -------------------   ---------------   ------------   ---------------

      Net investment income (loss) .....                (4,712)          (31,806)       (10,390)              (50)
                                           -------------------   ---------------   ------------   ---------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution .........               113,539                 -              -               270
    Realized gain (loss) on sale of
      investments ......................                 5,420            11,288          3,729                (1)
                                           -------------------   ---------------   ------------   ---------------

      Realized gain (loss) .............               118,959            11,288          3,729               269
                                           -------------------   ---------------   ------------   ---------------

    Change in unrealized gain (loss)
      on investments ...................               (17,685)          169,474         38,069               (15)
                                           -------------------   ---------------   ------------   ---------------

  Net increase (decrease) in net assets
    resulting from operations ..........   $            96,562   $       148,956   $     31,408   $           204
                                           ===================   ===============   ============   ===============

                       See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                       FOR THE YEAR ENDED DECEMBER 31, 2005

                                           STYLE FOCUS         STYLE FOCUS                             U.S. GOVERNMENT
PIONEER STRATEGIC    STRATEGIC EQUITY   SERIES: SMALL CAP   SERIES: SMALL CAP   TRAVELERS QUALITY         SECURITIES
 INCOME PORTFOLIO        PORTFOLIO       GROWTH PORTFOLIO    VALUE PORTFOLIO      BOND PORTFOLIO          PORTFOLIO
-----------------    ----------------   -----------------   -----------------   -----------------     -----------------
$         204,212    $          6,359   $               -   $              49   $               -     $               1
-----------------    ----------------   -----------------   -----------------   -----------------     -----------------

           50,136              16,696                 454                  70              90,443                25,907
            4,048               1,442                  41                   6               7,997                 2,152
-----------------    ----------------   -----------------   -----------------   -----------------     -----------------

           54,184              18,138                 495                  76              98,440                28,059
-----------------    ----------------   -----------------   -----------------   -----------------     -----------------

          150,028             (11,779)               (495)                (27)            (98,440)              (28,058)
-----------------    ----------------   -----------------   -----------------   -----------------     -----------------
                -                   -               1,506                 132                   -                 1,192
            6,587              11,475                  20                   3              (8,614)                  293
-----------------    ----------------   -----------------   -----------------   -----------------     -----------------

            6,587              11,475               1,526                 135              (8,614)                1,585
-----------------    ----------------   -----------------   -----------------   -----------------     -----------------

         (124,445)              3,481               1,253                 101              92,054                44,270
-----------------    ----------------   -----------------   -----------------   -----------------     -----------------

$          32,170    $          3,177   $           2,284   $             209   $         (15,000)    $          17,797
=================    ================   =================   =================   =================     =================

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                            SB ADJUSTABLE RATE
                                           INCOME PORTFOLIO -    SOCIAL AWARENESS   COMSTOCK PORTFOLIO -    ENTERPRISE PORTFOLIO -
                                             CLASS I SHARES      STOCK PORTFOLIO      CLASS II SHARES           CLASS II SHARES
                                           -------------------   ----------------   ---------------------   ----------------------
INVESTMENT INCOME:
  Dividends ............................   $            71,581   $          5,433   $              37,780   $                  579
                                           -------------------   ----------------   ---------------------   ----------------------

EXPENSES:
  Insurance charges ....................                32,517              9,767                  94,395                    1,972
  Administrative fees ..................                 2,635                948                   7,771                      162
                                           -------------------   ----------------   ---------------------   ----------------------

    Total expenses .....................                35,152             10,715                 102,166                    2,134
                                           -------------------   ----------------   ---------------------   ----------------------

      Net investment income (loss) .....                36,429             (5,282)                (64,386)                  (1,555)
                                           -------------------   ----------------   ---------------------   ----------------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution .........                     -                  -                 130,821                        -
    Realized gain (loss) on sale of
      investments ......................                   920              3,254                  10,822                    3,993
                                           -------------------   ----------------   ---------------------   ----------------------

      Realized gain (loss) .............                   920              3,254                 141,643                    3,993
                                           -------------------   ----------------   ---------------------   ----------------------

    Change in unrealized gain (loss)
      on investments ...................               (30,239)            23,734                 114,296                    3,254
                                           -------------------   ----------------   ---------------------   ----------------------

  Net increase (decrease) in net assets
    resulting from operations ..........   $             7,110   $         21,706   $             191,553   $                5,692
                                           ===================   ================   =====================   ======================

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                        DYNAMIC CAPITAL
   CONTRAFUND(R)         APPRECIATION
PORTFOLIO - SERVICE   PORTFOLIO - SERVICE   MID CAP PORTFOLIO
      CLASS 2               CLASS 2         - SERVICE CLASS 2
-------------------   -------------------   -----------------

$             7,457   $                 -   $               -
-------------------   -------------------   -----------------

            137,380                 7,361             181,868
             11,357                   633              15,475
-------------------   -------------------   -----------------

            148,737                 7,994             197,343
-------------------   -------------------   -----------------

           (141,280)               (7,994)           (197,343)
-------------------   -------------------   -----------------

              1,065                     -             124,288
             61,637                 9,315              60,878
-------------------   -------------------   -----------------

             62,702                 9,315             185,166
-------------------   -------------------   -----------------

          1,236,992                75,716           1,739,923
-------------------   -------------------   -----------------

$         1,158,414   $            77,037   $       1,727,746
===================   ===================   =================

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                              CAPITAL                  HIGH YIELD BOND
                                                         APPRECIATION FUND                  TRUST             MANAGED ASSETS TRUST
                                                     --------------------------   -----------------------   -----------------------
                                                         2005           2004         2005         2004          2005        2004
                                                     ------------   -----------   -----------   ---------   -----------   ---------
OPERATIONS:
   Net investment income (loss) ..................   $    (55,090)  $   (15,984)  $   (41,628)  $  34,969   $   (37,421)  $  15,553
   Realized gain (loss) ..........................         24,126         4,984          (138)        982        20,010       8,349
   Change in unrealized gain (loss)
      on investments .............................        513,794       204,271        47,965     (13,430)       78,419      31,789
                                                     ------------   -----------   -----------   ---------   -----------   ---------

      Net increase (decrease) in net assets
         resulting from operations ...............        482,830       193,271         6,199      22,521        61,008      55,691
                                                     ------------   -----------   -----------   ---------   -----------   ----------

UNIT TRANSACTIONS:
   Participant purchase payments .................      2,416,060       732,355     2,204,944     636,818     1,307,061     765,163
   Participant transfers from other
      funding options ............................        867,126       245,965       341,982      60,753       176,947     172,638
   Growth rate intra-fund transfers in ...........              -             -             -           -             -           -
   Administrative charges ........................           (995)         (254)         (668)        (15)         (426)         (7)
   Contract surrenders ...........................        (40,778)      (13,292)      (46,992)    (26,704)      (19,857)       (821)
   Participant transfers to other
      funding options ............................       (195,861)      (46,611)     (297,768)       (151)     (259,744)     (6,021)
   Growth rate intra-fund transfers out                         -             -             -           -             -           -
   Other receipts/(payments) .....................         (1,415)            -             -           -             -           -
                                                     ------------   -----------   -----------   ---------   -----------   ---------

      Net increase (decrease) in net assets
         resulting from unit transactions ........      3,044,137       918,163     2,201,498     670,701     1,203,981     930,952
                                                     ------------   -----------   -----------   ---------   -----------   ---------

      Net increase (decrease) in net assets ......      3,526,967     1,111,434     2,207,697     693,222     1,264,989     986,643

NET ASSETS:
      Beginning of year ..........................      1,457,333       345,899       693,222           -       986,643           -
                                                     ------------   -----------   -----------   ---------   -----------   ---------

      End of year ................................   $  4,984,300   $ 1,457,333   $ 2,900,919   $ 693,222   $ 2,251,632   $ 986,643
                                                     ============   ===========   ===========   =========   ===========   =========

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                    AIM V.I. CAPITAL           AIM V.I. MID CAP
                                    APPRECIATION FUND          CORE EQUITY FUND -
    MONEY MARKET PORTFOLIO            - SERIES II                  SERIES II           AIM V.I. UTILITIES FUND
-----------------------------   -------------------------   -------------------------   -----------------------
    2005            2004            2005         2004          2005          2004          2005         2004
-------------   -------------   -----------   -----------   -----------   -----------   -----------   ---------
$     161,989   $     (85,440)  $  (111,693)  $   (64,779)  $   (63,102)  $   (45,289)  $    14,143   $  (3,035)
            -               -        93,439         4,605       170,285       174,660        19,303      35,408

            -               -       456,132       324,219       101,650       177,359        69,603      66,619
-------------   -------------   -----------   -----------   -----------   -----------   -----------   ---------

      161,989         (85,440)      437,878       264,045       208,833       306,730       103,049      98,992
-------------   -------------   -----------   -----------   -----------   -----------   -----------   ---------

    8,733,694      16,616,543       776,443     3,420,271       575,181     1,864,930       465,311     574,395

   16,258,058      15,386,342       857,479       562,853       458,833       727,317       449,059     197,405
            -          33,684             -             -             -             -             -           -
       (4,079)         (2,295)       (2,689)         (856)       (1,299)         (425)         (358)        (24)
   (3,974,785)       (477,859)     (185,775)     (177,065)     (170,293)      (71,497)      (12,181)    (24,778)

  (17,597,740)    (24,959,136)     (860,659)     (208,397)     (370,980)     (398,568)     (115,380)   (406,904)
            -         (33,684)            -             -             -             -             -           -
     (728,231)        (34,309)          (28)      (10,102)      (63,353)      (29,559)            -     (23,877)
-------------   -------------   -----------   -----------   -----------   -----------   -----------   ---------

    2,686,917       6,529,286       584,771     3,586,704       428,089     2,092,198       786,451     316,217
-------------   -------------   -----------   -----------   -----------   -----------   -----------   ---------

    2,848,906       6,443,846     1,022,649     3,850,749       636,922     2,398,928       889,500     415,209

   11,096,340       4,652,494     5,456,300     1,605,551     3,560,066     1,161,138       493,906      78,697
-------------   -------------   -----------   -----------   -----------   -----------   -----------   ---------

$  13,945,246   $  11,096,340   $ 6,478,949   $ 5,456,300   $ 4,196,988   $ 3,560,066   $ 1,383,406   $ 493,906
=============   =============   ===========   ===========   ===========   ===========   ===========   =========

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                   ALLIANCEBERNSTEIN
                                                    LARGE-CAP GROWTH           GLOBAL GROWTH FUND          GROWTH FUND - CLASS 2
                                                   PORTFOLIO - CLASS B          - CLASS 2 SHARES                   SHARES
                                               --------------------------   -------------------------   ---------------------------
                                                   2005          2004           2005         2004          2005            2004
                                               ------------   -----------   -----------   -----------   ------------   ------------
OPERATIONS:
   Net investment income (loss) .............  $    (26,490)  $   (16,338)  $   (95,493)  $   (45,255)  $   (258,126)  $   (130,182)
   Realized gain (loss) .....................        14,791           210        76,481         6,898         45,244         36,927
   Change in unrealized gain (loss)
      on investments ........................       197,141       100,249     1,024,464       518,069      3,547,222      1,290,951
                                               ------------   -----------   -----------   -----------   ------------   ------------

      Net increase (decrease) in net assets
         resulting from operations ..........       185,442        84,121     1,005,452       479,712      3,334,340      1,197,696
                                               ------------   -----------   -----------   -----------   ------------   ------------

UNIT TRANSACTIONS:
   Participant purchase payments ............        72,111       606,563     2,998,582     2,838,847     10,215,659      9,211,372
   Participant transfers from other
      funding options .......................        94,558       301,338     1,154,091     1,236,986      2,887,575      2,394,651
   Growth rate intra-fund transfers in ......             -             -             -             -              -              -
   Administrative charges ...................          (370)         (141)       (2,103)         (460)        (7,158)        (1,582)
   Contract surrenders ......................       (36,561)      (19,172)     (186,173)      (38,698)      (390,385)       (58,746)
   Participant transfers to other
      funding options .......................       (53,599)      (78,535)     (915,477)      (82,425)    (1,108,432)      (553,010)
   Growth rate intra-fund transfers out                   -             -             -             -              -              -
   Other receipts/(payments) ................       (15,053)            -      (108,143)            -       (164,526)       (48,493)
                                               ------------   -----------   -----------   -----------   ------------   ------------

      Net increase (decrease) in net assets
         resulting from unit transactions ...        61,086       810,053     2,940,777     3,954,250     11,432,733     10,944,192
                                               ------------   -----------   -----------   -----------   ------------   ------------

      Net increase (decrease) in net assets .       246,528       894,174     3,946,229     4,433,962     14,767,073     12,141,888

NET ASSETS:
   Beginning of year ........................     1,340,526       446,352     5,686,731     1,252,769     14,958,679      2,816,791
                                               ------------   -----------   -----------   -----------   ------------   ------------

   End of year ..............................  $  1,587,054   $ 1,340,526   $ 9,632,960   $ 5,686,731   $ 29,725,752   $ 14,958,679
                                               ============   ===========   ===========   ===========   ============   ============

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                   CREDIT SUISSE               CREDIT SUISSE
    GROWTH-INCOME FUND -           TRUST EMERGING           TRUST GLOBAL SMALL       DELAWARE VIP REIT
       CLASS 2 SHARES            MARKETS PORTFOLIO             CAP PORTFOLIO       SERIES - STANDARD CLASS
---------------------------   -------------------------   ---------------------   -------------------------
    2005           2004          2005           2004         2005        2004         2005          2004
------------   ------------   -----------   -----------   ---------   ---------   -----------   -----------
$    (87,337)  $    (37,908)  $   (30,843)  $   (14,780)  $  (9,175)  $  (4,218)  $   (17,012)  $   (15,327)
     129,137          8,122        43,939         8,749      17,127         830       399,238        32,705

   1,023,652        919,608       616,392       332,856      56,032      50,083        58,241       730,175
------------   ------------   -----------   -----------   ---------   ---------   -----------   -----------

   1,065,452        889,822       629,488       326,825      63,984      46,695       440,467       747,553
------------   ------------   -----------   -----------   ---------   ---------   -----------   -----------

   9,504,549      8,666,924     1,059,074     1,462,530      64,747     305,605     2,909,006     2,152,696

   3,152,573      2,310,526       398,859       123,785     210,888      53,806     1,185,588       954,820
           -              -             -             -           -           -             -             -
      (5,981)        (1,266)         (538)          (89)       (121)        (34)       (2,276)         (654)
    (576,957)       (84,244)      (84,432)      (23,999)    (40,299)          -     (316,802)       (77,177)

    (704,685)      (543,560)     (173,775)      (70,646)    (64,125)    (35,335)     (957,425)     (183,201)
           -              -             -             -           -           -             -             -
    (114,242)       (28,466)       (5,953)       (6,175)        357     (10,407)      (20,777)            -
------------   ------------   -----------   -----------   ---------   ---------   -----------   -----------

  11,255,257     10,319,914     1,193,235     1,485,406     171,447     313,635     2,797,314     2,846,484
------------   ------------   -----------   -----------   ---------   ---------   -----------   -----------

  12,320,709     11,209,736     1,822,723     1,812,231     235,431     360,330     3,237,781     3,594,037

  14,360,975      3,151,239     1,875,165        62,934     394,042      33,712     4,437,251       843,214
------------   ------------   -----------   -----------   ---------   ---------   -----------   -----------

$ 26,681,684   $ 14,360,975   $ 3,697,888   $ 1,875,165   $ 629,473   $ 394,042   $ 7,675,032   $ 4,437,251
============   ============   ===========   ===========   =========   =========   ===========   ===========

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                DREYFUS SOCIALLY               DREYFUS VIF -
                                                     DREYFUS MIDCAP            RESPONSIBLE GROWTH              APPRECIATION
                                                   STOCK PORTFOLIO -           FUND, INC.-SERVICE           PORTFOLIO - INITIAL
                                                     SERVICE SHARES                  SHARES                       SHARES
                                               --------------------------   -------------------------   ---------------------------
                                                   2005           2004          2005         2004           2005           2004
                                               ------------   -----------   -----------   -----------   ------------   ------------
OPERATIONS:
   Net investment income (loss) .............  $   (101,713)  $   (43,257)  $    (2,884)  $      (905)  $    (32,466)  $      1,716
   Realized gain (loss) .....................        73,841       109,672           271            34         10,208          3,400
   Change in unrealized gain (loss)
      on investments ........................       398,699       404,749         7,132         5,788         63,177         32,170
                                               ------------   -----------   -----------   -----------   ------------   ------------

      Net increase (decrease) in net assets
         resulting from operations ..........       370,827       471,164         4,519         4,917         40,919         37,286
                                               ------------   -----------   -----------   -----------   ------------   ------------

UNIT TRANSACTIONS:
   Participant purchase payments ............     1,253,723     3,015,797        13,727        62,661        389,907        541,765
   Participant transfers from other
      funding options .......................       559,002       274,500        70,109         7,445         90,173        332,339
   Growth rate intra-fund transfers in ......             -             -             -             -              -              -
   Administrative charges ...................        (1,256)         (263)          (27)           (8)          (783)          (332)
   Contract surrenders ......................      (123,293)      (52,091)       (1,374)       (3,738)       (54,878)       (37,836)
   Participant transfers to other
      funding options .......................      (478,402)     (150,419)         (341)            -        (77,645)       (60,527)
   Growth rate intra-fund transfers out .....             -             -             -             -              -              -
   Other receipts/(payments) ................        (7,938)      (32,634)            -             -        (17,060)             -
                                               ------------   -----------   -----------   -----------   ------------   ------------

      Net increase (decrease) in net assets
         resulting from unit transactions ...     1,201,836     3,054,890        82,094        66,360        329,714        775,409
                                               ------------   -----------   -----------   -----------   ------------   ------------

      Net increase (decrease) in
         net assets .........................     1,572,663     3,526,054        86,613        71,277        370,633        812,695

NET ASSETS:
      Beginning of year .....................     4,424,524       898,470        91,094        19,817      1,529,667        716,972
                                               ------------   -----------   -----------   -----------   ------------   ------------

      End of year ...........................  $  5,997,187   $ 4,424,524   $   177,707   $    91,094   $  1,900,300   $  1,529,667
                                               ============   ===========   ===========   ===========   ============   ============

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

      DREYFUS VIF -
   DEVELOPING LEADERS              MERCURY GLOBAL               MERCURY VALUE               FRANKLIN RISING
   PORTFOLIO - INITIAL             ALLOCATION V.I.            OPPORTUNITIES V.I.           DIVIDENDS SECURITIES
         SHARES                   FUND - CLASS III            FUND - CLASS III           FUND - CLASS 2 SHARES
---------------------------   -------------------------   --------------------------   ---------------------------
    2005           2004           2005         2004           2005          2004           2005            2004
------------   ------------   -----------   -----------   ------------   -----------   ------------   ------------
$    (86,667)  $    (40,935)  $    54,303   $    46,532   $    (24,324)  $    (8,426)  $   (125,897)  $    (90,853)
      29,104          2,112         3,869           416      1,334,118       300,480        149,653        106,918

     270,255        283,673       398,548        40,323     (1,047,209)     (204,518)       215,621        786,852
------------   ------------   -----------   -----------   ------------   -----------   ------------   ------------

     212,692        244,850       456,720        87,271        262,585        87,536        239,377        802,917
------------   ------------   -----------   -----------   ------------   -----------   ------------   ------------

   1,324,148      1,662,003     3,167,563     1,494,959      1,401,122       941,638      1,794,596      6,235,212

     349,491        612,512     1,625,272       175,529        981,052       218,759      1,677,995      2,295,906
           -              -             -             -              -             -              -              -
      (1,814)          (668)         (548)          (18)          (617)         (178)        (3,639)        (1,047)
     (77,037)        (9,769)      (19,003)       (1,671)       (22,550)      (10,855)      (591,912)      (239,767)

    (270,919)       (41,788)     (132,001)         (153)      (272,621)      (13,342)    (1,162,164)      (304,035)
           -              -             -             -              -             -              -              -
     (53,624)             -       (21,242)            -        (12,729)            -        (10,014)      (187,705)
------------   ------------   -----------   -----------   ------------   -----------   ------------   ------------

   1,270,245      2,222,290     4,620,041     1,668,646      2,073,657     1,136,022      1,704,862      7,798,564
------------   ------------   -----------   -----------   ------------   -----------   ------------   ------------

   1,482,937      2,467,140     5,076,761     1,755,917      2,336,242     1,223,558      1,944,239      8,601,481

   3,609,208      1,142,068     1,755,917             -      1,223,558             -     11,625,070      3,023,589
------------   ------------   -----------   -----------   ------------   -----------   ------------   ------------

$  5,092,145   $  3,609,208   $ 6,832,678   $ 1,755,917   $  3,559,800   $ 1,223,558   $ 13,569,309   $ 11,625,070
============   ============   ===========   ===========   ============   ===========   ============   ============

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                    FRANKLIN SMALL-MID
                                                        CAP GROWTH                                         TEMPLETON DEVELOPING
                                                    SECURITIES FUND -        MUTUAL SHARES SECURITIES   MARKETS SECURITIES FUND -
                                                      CLASS 2 SHARES           FUND - CLASS 2 SHARES          CLASS 2 SHARES
                                                -------------------------   -------------------------   -------------------------
                                                    2005          2004          2005          2004          2005          2004
                                                -----------   -----------   -----------   -----------   -----------   -----------
OPERATIONS:
  Net investment income (loss) ..............   $  (104,963)  $   (61,790)  $   (38,070)  $   (18,768)  $   (31,822)  $    (3,296)
  Realized gain (loss) ......................        33,666         5,905        32,412         2,746        76,156           684
  Change in unrealized gain (loss)
    on investments ..........................       269,859       412,597       311,145       226,213     1,019,075       436,735
                                                -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations .............       198,562       356,712       305,487       210,191     1,063,409       434,123
                                                -----------   -----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments .............       802,953     2,857,944     1,007,211     1,301,768     1,537,658     1,433,827
  Participant transfers from other
    funding options .........................       945,924       599,282       542,012       462,984     1,456,492       778,506
  Growth rate intra-fund transfers in .......             -             -             -             -             -             -
  Administrative charges ....................        (2,473)         (750)       (1,020)         (262)       (1,199)         (291)
  Contract surrenders .......................      (177,186)     (123,791)      (80,040)       (9,798)      (64,399)      (22,919)
  Participant transfers to other
    funding options .........................      (386,205)     (215,820)     (110,220)      (39,980)     (548,837)      (63,577)
  Growth rate intra-fund transfers out ......             -             -             -             -             -             -
  Other receipts/(payments) .................       (61,657)      (20,425)      (50,224)            -       (64,564)            -
                                                -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ......     1,121,356     3,096,440     1,307,719     1,714,712     2,315,151     2,125,546
                                                -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets ...     1,319,918     3,453,152     1,613,206     1,924,903     3,378,560     2,559,669

NET ASSETS:
    Beginning of year .......................     4,793,885     1,340,733     2,632,318       707,415     2,819,976       260,307
                                                -----------   -----------   -----------   -----------   -----------   -----------

    End of year .............................   $ 6,113,803   $ 4,793,885   $ 4,245,524   $ 2,632,318   $ 6,198,536   $ 2,819,976
                                                ===========   ===========   ===========   ===========   ===========   ===========

                       See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

    TEMPLETON FOREIGN            TEMPLETON GROWTH                                   SALOMON BROTHERS VARIABLE
SECURITIES FUND - CLASS 2   SECURITIES FUND - CLASS 2   EQUITY INDEX PORTFOLIO -     AGGRESSIVE GROWTH FUND -
         SHARES                      SHARES                  CLASS II SHARES              CLASS I SHARES
-------------------------   -------------------------   -------------------------   -------------------------
    2005          2004          2005          2004          2005          2004          2005          2004
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
$   (60,458)  $   (27,593)  $   (59,356)  $   (15,944)  $   (46,177)  $     3,926   $   (75,059)  $   (34,722)
     49,185         8,070        14,571         1,805        54,899         6,124        17,232         3,829

    780,525       675,277       578,013       434,131       224,450       423,522       419,497       195,573
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------

    769,252       655,754       533,228       419,992       233,172       433,572       361,670       164,680
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------

  3,028,545     3,136,727     4,355,869     2,148,374     1,976,652     3,462,077     1,622,498     1,794,273

  2,086,979       847,512       875,026       518,231       958,391     1,053,342       791,597       637,570
          -             -             -             -             -             -             -             -
     (2,335)         (463)       (1,931)         (445)       (3,593)       (1,270)       (1,479)         (530)
   (239,490)      (44,417)      (72,187)      (25,204)     (283,275)      (29,936)      (34,100)      (33,790)

   (704,750)      (84,490)     (172,515)      (32,399)     (622,628)     (205,162)     (285,633)      (55,235)
          -             -             -             -             -             -             -             -
      8,656       (36,349)      (49,158)            -      (111,616)      (38,452)      (15,995)      (10,383)
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------

  4,177,605     3,818,520     4,935,104     2,608,557     1,913,931     4,240,599     2,076,888     2,331,905
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------

  4,946,857     4,474,274     5,468,332     3,028,549     2,147,103     4,674,171     2,438,558     2,496,585

  5,738,753     1,264,479     3,901,257       872,708     6,410,252     1,736,081     3,188,909       692,324
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------

$10,685,610   $ 5,738,753   $ 9,369,589   $ 3,901,257   $ 8,557,355   $ 6,410,252   $ 5,627,467   $ 3,188,909
===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========

                       See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                SALOMON BROTHERS VARIABLE   SALOMON BROTHERS VARIABLE
                                                 AGGRESSIVE GROWTH FUND -     GROWTH & INCOME FUND -      BALANCED PORTFOLIO -
                                                    CLASS II  SHARES               CLASS I SHARES            SERVICE SHARES
                                                -------------------------   -------------------------   -------------------------
                                                    2005          2004          2005          2004          2005          2004
                                                -----------   -----------   -----------   -----------   -----------   -----------
OPERATIONS:
  Net investment income (loss) ..............   $  (142,978)  $   (99,583)  $   (22,050)  $    (6,372)  $       253   $     4,624
  Realized gain (loss) ......................       109,109         4,296         5,750         2,287        17,117         2,782
  Change in unrealized gain (loss)
    on investments ..........................       611,987       418,882        43,830        77,535        25,489        46,986
                                                -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations .............       578,118       323,595        27,530        73,450        42,859        54,392
                                                -----------   -----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments .............     1,060,727     3,769,855       230,111       739,582        27,720       271,048
  Participant transfers from other
    funding options .........................       595,897     1,268,668        39,678        28,717        42,898       140,472
  Growth rate intra-fund transfers in .......             -             -             -             -             -             -
  Administrative charges ....................        (2,870)         (860)         (412)          (75)         (442)         (240)
  Contract surrenders .......................      (430,901)     (103,044)      (30,950)         (293)      (11,739)      (14,437)
  Participant transfers to other
    funding options .........................      (721,385)     (452,713)      (16,164)      (15,791)     (211,903)      (37,886)
  Growth rate intra-fund transfers out ......             -             -             -             -             -             -
  Other receipts/(payments) .................         7,991      (250,367)            -             -             -        (1,860)
                                                -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ......       509,459     4,231,539       222,263       752,140      (153,466)      357,097
                                                -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets ...     1,087,577     4,555,134       249,793       825,590      (110,607)      411,489

NET ASSETS:
    Beginning of year .......................     7,098,875     2,543,741     1,292,345       466,755       941,519       530,030
                                                -----------   -----------   -----------   -----------   -----------   -----------

    End of year .............................   $ 8,186,452   $ 7,098,875   $ 1,542,138   $ 1,292,345   $   830,912   $   941,519
                                                ===========   ===========   ===========   ===========   ===========   ===========

                       See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

  GLOBAL LIFE SCIENCES          GLOBAL TECHNOLOGY           WORLDWIDE GROWTH
   PORTFOLIO - SERVICE         PORTFOLIO - SERVICE         PORTFOLIO - SERVICE          LAZARD RETIREMENT
         SHARES                       SHARES                      SHARES               SMALL CAP PORTFOLIO
-------------------------   -------------------------   -------------------------   -------------------------
    2005          2004          2005          2004          2005          2004          2005          2004
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
$   (14,745)  $   (10,806)  $   (14,984)  $    (9,970)  $    (2,944)  $    (3,202)  $   (63,977)  $   (24,672)
     13,047         2,782         6,576          (939)        4,021           518       279,487         6,695

     71,853        52,955        84,265        21,176        10,448        12,950      (112,328)      250,880
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------

     70,155        44,931        75,857        10,267        11,525        10,266       103,182       232,903
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------

     64,926       314,346       174,200       357,065         8,918       110,819     1,103,515     1,477,539

      8,295       224,210        82,072       121,071        12,534        44,501       447,317       277,126
          -             -             -             -             -             -             -             -
       (223)         (103)         (260)          (93)         (151)         (115)       (1,089)         (279)
    (16,517)      (29,298)      (22,480)      (30,939)       (6,712)       (3,514)      (79,693)      (71,464)

    (20,785)      (11,270)      (61,518)      (17,692)      (34,845)       (4,310)     (364,751)      (45,286)
          -             -             -             -             -             -             -             -
    (83,384)            -       (87,746)       (9,967)      (12,493)            -       (38,551)            -
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------

    (47,688)      497,885        84,268       419,445       (32,749)      147,381     1,066,748     1,637,636
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------

     22,467       542,816       160,125       429,712       (21,224)      157,647     1,169,930     1,870,539

    736,176       193,360       699,655       269,943       393,669       236,022     2,407,161       536,622
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------

$   758,643   $   736,176   $   859,780   $   699,655   $   372,445   $   393,669   $ 3,577,091   $ 2,407,161
===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========

                       See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                                           OPPENHEIMER CAPITAL
                                                    GROWTH AND INCOME                                     APPRECIATION FUND/VA -
                                                        PORTFOLIO            MID-CAP VALUE PORTFOLIO          SERVICE SHARES
                                                -------------------------   -------------------------   -------------------------
                                                    2005          2004          2005          2004          2005          2004
                                                -----------   -----------   -----------   -----------   -----------   -----------
OPERATIONS:
  Net investment income (loss) ..............   $   (41,396)  $    (5,019)  $   (88,308)  $   (22,805)  $   (61,165)  $   (56,067)
  Realized gain (loss) ......................       466,074        26,748       548,326        51,411        91,759         3,510
  Change in unrealized gain (loss)
    on investments ..........................      (223,053)      259,983        28,896       424,563       164,621       276,014
                                                -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations .............       201,625       281,712       488,914       453,169       195,215       223,457
                                                -----------   -----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments .............     3,788,668     2,045,158     3,847,321     2,284,208     1,426,495     2,640,243
  Participant transfers from other
    funding options .........................       807,009       510,460     1,318,689       470,092       790,315       760,806
  Growth rate intra-fund transfers in .......             -             -             -             -             -             -
  Administrative charges ....................        (1,658)         (237)       (1,870)         (297)       (2,046)         (612)
  Contract surrenders .......................      (177,371)      (18,271)     (159,822)      (10,380)     (330,138)      (79,291)
  Participant transfers to other
    funding options .........................      (295,057)      (10,258)     (510,305)      (66,620)   (1,147,389)     (187,158)
  Growth rate intra-fund transfers out ......             -             -             -             -             -             -
  Other receipts/(payments) .................       (11,792)            -       (53,994)            -       (15,797)       (5,704)
                                                -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ......     4,109,799     2,526,852     4,440,019     2,677,003       721,440     3,128,284
                                                -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets ...     4,311,424     2,808,564     4,928,933     3,130,172       916,655     3,351,741

NET ASSETS:
    Beginning of year .......................     3,319,804       511,240     3,719,225       589,053     4,906,388     1,554,647
                                                -----------   -----------   -----------   -----------   -----------   -----------

    End of year .............................   $ 7,631,228   $ 3,319,804   $ 8,648,158   $ 3,719,225   $ 5,823,043   $ 4,906,388
                                                ===========   ===========   ===========   ===========   ===========   ===========

                       See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

    OPPENHEIMER GLOBAL
       SECURITIES            OPPENHEIMER MAIN STREET     REAL RETURN PORTFOLIO -     TOTAL RETURN PORTFOLIO -
FUND/VA - SERVICE SHARES    FUND/VA - SERVICE SHARES      ADMINISTRATIVE CLASS         ADMINISTRATIVE CLASS
-------------------------   -------------------------   -------------------------   -------------------------
    2005          2004          2005          2004          2005          2004          2005          2004
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
$   (74,852)  $   (42,104)  $    (4,626)  $    (1,946)  $    48,978   $   (13,716)  $   166,677   $     2,436
     84,866         3,849         6,533           214        68,848       103,886       200,916       103,934

    948,107       808,809        20,390        26,319      (108,888)       57,882      (326,947)       61,665
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------

    958,121       770,554        22,297        24,587         8,938       148,052        40,646       168,035
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------

  1,366,597     3,859,153       236,511       244,843     2,109,204     2,110,182     3,822,421     4,154,779

  1,189,446       691,277       209,258        86,147     1,172,144       705,398     2,117,549     1,099,664
          -             -             -             -             -             -             -             -
     (2,531)         (672)         (201)           (9)       (1,843)         (477)       (3,583)       (1,164)
   (267,331)      (99,597)       (5,008)            -      (114,037)      (85,627)     (277,656)      (59,187)

   (516,730)     (280,845)     (171,351)       (5,628)     (293,203)     (159,739)     (521,183)     (248,717)
          -             -             -             -             -             -             -             -
     12,787       (16,122)            -             -             -        (1,793)      (57,937)      (15,654)
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------

  1,782,238     4,153,194       269,209       325,353     2,872,265     2,567,944     5,079,611     4,929,721
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------

  2,740,359     4,923,748       291,506       349,940     2,881,203     2,715,996     5,120,257     5,097,756

  6,291,006     1,367,258       349,940             -     3,374,669       658,673     7,524,611     2,426,855
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------

$ 9,031,365   $ 6,291,006   $   641,446   $   349,940   $ 6,255,872   $ 3,374,669   $12,644,868   $ 7,524,611
===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========

                       See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                              PIONEER AMERICA INCOME      PIONEER BALANCED VCT
                                                 PIONEER AMPAC GROWTH VCT    VCT PORTFOLIO - CLASS II     PORTFOLIO - CLASS II
                                                   PORTFOLIO - CLASS II               SHARES                     SHARES
                                                -------------------------   -------------------------   -------------------------
                                                    2005          2004          2005          2004          2005          2004
                                                -----------   -----------   -----------   -----------   -----------   -----------
OPERATIONS:
  Net investment income (loss) ..............   $   (11,864)  $    (4,215)  $   231,044   $   178,402   $   (13,225)  $    12,884
  Realized gain (loss) ......................         2,332        (1,347)      (42,789)      (10,381)       88,896        10,969
  Change in unrealized gain (loss)
    on investments ..........................         7,644        25,134      (210,513)      (78,721)       53,939       118,719
                                                -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations .............        (1,888)       19,572       (22,258)       89,300       129,610       142,572
                                                -----------   -----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments .............       187,099       490,596     1,101,813     4,344,619       573,157     2,572,338
  Participant transfers from other
    funding options .........................        96,217       140,157     3,779,312     2,557,977       972,491       934,597
  Growth rate intra-fund transfers in .......             -             -             -             -             -             -
  Administrative charges ....................          (173)          (17)       (2,546)         (827)       (2,155)         (727)
  Contract surrenders .......................        (6,748)      (13,841)     (408,518)     (163,683)     (255,946)     (250,929)
  Participant transfers to other
    funding options .........................       (40,160)          (12)   (1,638,972)   (1,579,209)   (1,704,424)      (33,159)
  Growth rate intra-fund transfers out ......             -             -             -             -             -             -
  Other receipts/(payments) .................       (27,761)            -      (105,354)      (46,705)      (73,410)      (71,743)
                                                -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ......       208,474       616,883     2,725,735     5,112,172      (490,287)    3,150,377
                                                -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets ...       206,586       636,455     2,703,477     5,201,472      (360,677)    3,292,949

NET ASSETS:
    Beginning of year .......................       636,455             -     7,512,962     2,311,490     6,178,679     2,885,730
                                                -----------   -----------   -----------   -----------   -----------   -----------

    End of year .............................   $   843,041   $   636,455   $10,216,439   $ 7,512,962   $ 5,818,002   $ 6,178,679
                                                ===========   ===========   ===========   ===========   ===========   ===========

                       See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

PIONEER CULLEN VALUE VCT    PIONEER EMERGING MARKETS VCT   PIONEER EQUITY INCOME VCT        PIONEER EQUITY
   PORTFOLIO - CLASS II         PORTFOLIO - CLASS II          PORTFOLIO - CLASS II     OPPORTUNITY VCT PORTFOLIO
          SHARES                        SHARES                      SHARES                 - CLASS II SHARES
-------------------------   ----------------------------   -------------------------   -------------------------
    2005          2004          2005             2004          2005          2004          2005          2004
-----------   -----------   -----------      -----------   -----------   -----------   -----------   -----------
$   (14,002)  $         -   $   (76,818)     $   (21,862)  $    34,102   $    37,063   $      (197)  $         -
      1,671             -       171,493          (15,423)      102,290        53,464           108             -

    122,805             -     1,692,071          466,959       299,233     1,015,913           414             -
-----------   -----------   -----------      -----------   -----------   -----------   -----------   -----------

    110,474             -     1,786,746          429,674       435,625     1,106,440           325             -
-----------   -----------   -----------      -----------   -----------   -----------   -----------   -----------

    625,630             -     1,096,374        2,511,097     1,284,937     5,329,153         4,385             -

  1,377,533             -     2,297,867          488,157     1,968,403     1,642,282        71,147             -
          -             -             -                -             -             -             -             -
       (227)            -        (2,009)            (501)       (3,617)       (1,048)          (18)            -
    (60,248)            -      (284,929)         (56,984)     (298,942)     (310,793)      (21,396)            -

     (7,452)            -      (923,752)        (464,121)     (715,678)     (458,341)      (18,288)            -
          -             -             -                -             -             -             -             -
          -             -         5,298           (6,784)      (86,576)      (46,946)            -             -
-----------   -----------   -----------      -----------   -----------   -----------   -----------   -----------

  1,935,236             -     2,188,849        2,470,864     2,148,527     6,154,307        35,830             -
-----------   -----------   -----------      -----------   -----------   -----------   -----------   -----------

  2,045,710             -     3,975,595        2,900,538     2,584,152     7,260,747        36,155             -

          -             -     3,534,452          633,914    10,402,078     3,141,331             -             -
-----------   -----------   -----------      -----------   -----------   -----------   -----------   -----------

$ 2,045,710   $         -   $ 7,510,047      $ 3,534,452   $12,986,230   $10,402,078   $    36,155   $         -
===========   ===========   ===========      ===========   ===========   ===========   ===========   ===========

                       See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                   PIONEER EUROPE VCT              PIONEER                   PIONEER GLOBAL
                                                   PORTFOLIO - CLASS          FUND VCT PORTFOLIO -      HIGH YIELD VCT PORTFOLIO -
                                                       II SHARES                 CLASS II SHARES             CLASS II SHARES
                                                -------------------------   -------------------------   --------------------------
                                                    2005          2004          2005          2004          2005           2004
                                                -----------   -----------   -----------   -----------   -----------    -----------
OPERATIONS:
  Net investment income (loss) ..............   $    (6,035)  $    (2,813)  $  (115,162)  $   (75,671)  $    17,340    $         -
  Realized gain (loss) ......................        20,911         2,012       619,666        12,029          (168)             -
  Change in unrealized gain (loss)
    on investments ..........................         8,745        43,461       149,312     1,283,152         3,118              -
                                                -----------   -----------   -----------   -----------   -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .............        23,621        42,660       653,816     1,219,510        20,290              -
                                                -----------   -----------   -----------   -----------   -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .............        29,306       145,500     2,128,257     9,069,835       393,246              -
  Participant transfers from other
    funding options .........................       224,487        37,414     1,400,667       884,909       849,620              -
  Growth rate intra-fund transfers in .......             -             -             -             -             -              -
  Administrative charges ....................          (185)          (59)       (5,956)       (1,860)          (41)             -
  Contract surrenders .......................       (14,226)       (7,401)     (891,494)     (284,240)      (40,031)             -
  Participant transfers to other
    funding options .........................      (121,735)      (20,943)   (4,996,761)     (249,206)       (7,883)             -
  Growth rate intra-fund transfers out ......             -             -             -             -             -              -
  Other receipts/(payments) .................             -             -      (157,533)      (71,886)            -              -
                                                -----------   -----------   -----------   -----------   -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ......       117,647       154,511    (2,522,820)    9,347,552     1,194,911              -
                                                -----------   -----------   -----------   -----------   -----------    -----------

    Net increase (decrease) in net assets ...       141,268       197,171    (1,869,004)   10,567,062     1,215,201              -

NET ASSETS:
    Beginning of year .......................       339,977       142,806    15,481,035     4,913,973             -              -
                                                -----------   -----------   -----------   -----------   -----------    -----------

    End of year .............................   $   481,245   $   339,977   $13,612,031   $15,481,035   $ 1,215,201    $         -
                                                ===========   ===========   ===========   ===========   ===========    ===========

                       See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                             PIONEER IBBOTSON        PIONEER IBBOTSON GROWTH
PIONEER GROWTH SHARES VCT       PIONEER HIGH YIELD        AGGRESSIVE ALLOCATION          ALLOCATION VCT
  PORTFOLIO - CLASS II            VCT PORTFOLIO -         VCT PORTFOLIO - CLASS        PORTFOLIO - CLASS
          SHARES                 CLASS II SHARES                II SHARES                  II SHARES
-------------------------   -------------------------   -------------------------   -------------------------
    2005          2004          2005          2004          2005          2004          2005          2004
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
$   (56,415)  $   (66,237)  $   930,747   $   826,566   $    (6,983)  $         -   $   (42,652)  $         -
    196,343          (381)      828,592      (139,791)        1,760             -         6,352             -

    (52,756)      344,537    (1,816,717)      570,303        53,571             -       250,986             -
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------

     87,172       277,919       (57,378)    1,257,078        48,348             -       214,686             -
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------

    732,312     2,702,170     4,720,037    18,684,388       620,064             -     3,690,985             -

    250,818       458,232     7,270,946    15,297,760       301,071             -     2,447,950             -
          -             -             -             -             -             -             -             -
     (1,709)         (507)       (8,949)       (3,065)         (100)            -          (312)            -
   (185,517)      (75,689)   (5,347,999)   (1,776,764)       (8,024)            -       (95,725)            -

 (2,013,553)      (84,035)  (17,706,827)  (12,129,555)            -             -      (383,978)            -
          -             -             -             -             -             -             -             -
    (15,097)      (65,214)     (160,421)     (432,726)            -             -        (1,514)            -
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------

 (1,232,746)    2,934,957   (11,233,213)   19,640,038       913,011             -     5,657,406             -
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------

 (1,145,574)    3,212,876   (11,290,591)   20,897,116       961,359             -     5,872,092             -

  5,235,572     2,022,696    35,120,485    14,223,369             -             -             -             -
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------

$ 4,089,998   $ 5,235,572   $23,829,894   $35,120,485   $   961,359   $         -   $ 5,872,092   $         -
===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========

                       See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                PIONEER IBBOTSON MODERATE      PIONEER INTERNATIONAL     PIONEER MID CAP VALUE VCT
                                                ALLOCATION VCT PORTFOLIO -     VALUE VCT PORTFOLIO -         PORTFOLIO - CLASS
                                                      CLASS II SHARES            CLASS II SHARES                II SHARES
                                                --------------------------   -------------------------   -------------------------
                                                    2005           2004          2005          2004          2005          2004
                                                -----------    -----------   -----------   -----------   -----------   -----------
OPERATIONS:
  Net investment income (loss) ..............   $   (71,117)   $         -   $   (45,377)  $   (20,381)  $  (183,217)  $   (95,320)
  Realized gain (loss) ......................         4,092              -       216,534        14,055       793,366       128,681
  Change in unrealized gain (loss)
    on investments ..........................       400,553              -       169,350       306,439       (16,400)    1,188,644
                                                -----------    -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations .............       333,528              -       340,507       300,113       593,749     1,222,005
                                                -----------    -----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments .............     3,719,468              -       457,136     1,366,164     2,190,790     5,024,726
  Participant transfers from other
    funding options .........................     9,519,238              -       502,726       331,271     1,786,143     1,514,907
  Growth rate intra-fund transfers in .......             -              -             -             -             -             -
  Administrative charges ....................          (213)             -          (653)         (172)       (3,709)       (1,037)
  Contract surrenders .......................      (153,085)             -       (37,792)      (52,452)     (435,050)     (432,474)
  Participant transfers to other
    funding options .........................          (636)             -    (1,156,481)     (312,516)   (1,297,858)     (708,140)
  Growth rate intra-fund transfers out ......             -              -             -             -             -             -
  Other receipts/(payments) .................       (43,918)             -             -       (11,803)     (154,420)     (268,603)
                                                -----------    -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ......    13,040,854              -      (235,064)    1,320,492     2,085,896     5,129,379
                                                -----------    -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets ...    13,374,382              -       105,443     1,620,605     2,679,645     6,351,384

NET ASSETS:
    Beginning of year .......................             -              -     2,386,496       765,891     9,197,868     2,846,484
                                                -----------    -----------   -----------   -----------   -----------   -----------

    End of year .............................   $13,374,382    $         -   $ 2,491,939   $ 2,386,496   $11,877,513   $ 9,197,868
                                                ===========    ===========   ===========   ===========   ===========   ===========

                       See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

     PIONEER OAK RIDGE
   LARGE CAP GROWTH VCT        PIONEER REAL ESTATE          PIONEER SMALL AND           PIONEER SMALL CAP
   PORTFOLIO - CLASS II       SHARES VCT PORTFOLIO -         MID CAP GROWTH           VALUE VCT PORTFOLIO -
          SHARES                 CLASS II SHARES        VCT PORTFOLIO - CLASS II         CLASS II SHARES
-------------------------   -------------------------   -------------------------   -------------------------
    2005          2004          2005          2004          2005          2004          2005          2004
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
$   (50,929)  $   (12,546)  $    94,714   $    79,074   $   (23,893)  $    (9,748)  $  (120,165)  $   (72,163)
     26,957         1,615       472,336        25,555        10,400       (21,394)      313,365        47,020

    251,831       132,653       388,560     1,280,028        53,940        38,595       395,452       790,233
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------

    227,859       121,722       955,610     1,384,657        40,447         7,453       588,652       765,090
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------

  1,133,906     1,143,527     1,575,532     2,526,591       510,555       608,238     1,069,879     3,103,295

    833,951       601,361       956,504     1,513,262       265,671       673,759       776,617       782,862
          -             -             -             -             -             -             -             -
       (424)          (18)       (3,208)       (1,024)         (166)          (12)       (1,933)         (566)
   (142,613)       (7,384)     (310,861)     (111,939)      (80,800)      (19,224)     (217,778)     (338,260)

   (188,201)      (27,361)   (1,136,988)     (432,035)     (215,444)     (327,261)     (723,212)     (320,810)
          -             -             -             -             -             -             -             -
    (89,293)          143      (131,628)      (42,671)      (29,384)            -       (74,637)      (26,884)
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------

  1,547,326     1,710,268       949,351     3,452,184       450,432       935,500       828,936     3,199,637
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------

  1,775,185     1,831,990     1,904,961     4,836,841       490,879       942,953     1,417,588     3,964,727

  1,831,990             -     6,609,691     1,772,850       942,953             -     5,922,019     1,957,292
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------

$ 3,607,175   $ 1,831,990   $ 8,514,652   $ 6,609,691   $ 1,433,832   $   942,953   $ 7,339,607   $ 5,922,019
===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========

                       See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                  PIONEER SMALL COMPANY     PIONEER STRATEGIC INCOME         PIONEER VALUE
                                                  VCT PORTFOLIO - CLASS        VCT PORTFOLIO - CLASS          VCT PORTFOLIO -
                                                         II SHARES                   II SHARES               CLASS II SHARES
                                                -------------------------   -------------------------   -------------------------
                                                    2005          2004          2005          2004          2005          2004
                                                -----------   -----------   -----------   -----------   -----------   -----------
OPERATIONS:
  Net investment income (loss) ..............   $   (25,771)  $   (16,397)  $   506,748   $   261,355   $  (108,249)  $   (47,286)
  Realized gain (loss) ......................       150,874         8,111       191,052        95,467        82,193         4,581
  Change in unrealized gain (loss)
    on investments ..........................      (119,385)      117,102      (618,505)      323,789       221,302       388,142
                                                -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations .............         5,718       108,816        79,295       680,611       195,246       345,437
                                                -----------   -----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments .............       267,553       541,931     2,480,144     6,541,209     1,133,323     3,099,593
  Participant transfers from other
    funding options .........................       179,224       203,504     2,792,326     2,244,854     1,204,461       755,817
  Growth rate intra-fund transfers in .......             -             -             -             -             -             -
  Administrative charges ....................          (412)         (153)       (4,988)       (1,443)       (2,266)         (619)
  Contract surrenders .......................       (32,570)      (47,714)     (465,064)     (367,881)     (195,123)      (79,492)
  Participant transfers to other
    funding options .........................      (157,801)      (43,258)     (826,633)     (774,996)     (337,773)     (157,933)
  Growth rate intra-fund transfers out ......             -             -             -             -             -             -
  Other receipts/(payments) .................       (22,297)       (9,117)     (150,811)      (11,940)      (50,039)       (2,636)
                                                -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ......       233,697       645,193     3,824,974     7,629,803     1,752,583     3,614,730
                                                -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets ...       239,415       754,009     3,904,269     8,310,414     1,947,829     3,960,167

NET ASSETS:
    Beginning of year .......................     1,240,313       486,304    10,983,773     2,673,359     4,755,803       795,636
                                                -----------   -----------   -----------   -----------   -----------   -----------

    End of year .............................   $ 1,479,728   $ 1,240,313   $14,888,042   $10,983,773   $ 6,703,632   $ 4,755,803
                                                ===========   ===========   ===========   ===========   ===========   ===========

                       See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

        PUTNAM VT                 PUTNAM VT
   INTERNATIONAL EQUITY      SMALL CAP VALUE FUND -
  FUND - CLASS IB SHARES         CLASS IB SHARES         ALL CAP FUND - CLASS I     INVESTORS FUND - CLASS I
-------------------------   -------------------------   -------------------------   -------------------------
    2005          2004          2005          2004          2005          2004          2005          2004
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
$    (1,414)  $    (1,703)  $   (96,569)  $   (33,448)  $   (25,658)  $   (15,976)  $   (14,897)  $       587
      7,336         2,807       311,601         6,875        22,154         1,583        27,879         5,830

     19,101        30,200       129,996       603,824        96,413       148,442        88,170       135,110
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------

     25,023        31,304       345,028       577,251        92,909       134,049       101,152       141,527
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------

      9,312        67,964     2,393,568     1,870,787     1,165,281     1,705,980       300,410       780,607

      1,601        37,591     1,100,456       625,147       185,814       249,350        52,026       313,196
          -             -             -             -             -             -             -             -
       (197)          (82)       (1,959)         (433)       (1,295)         (411)         (668)         (215)
     (8,605)      (14,392)     (204,212)      (54,209)      (48,524)      (14,402)      (38,309)      (43,759)

    (27,732)      (13,506)     (376,954)      (73,551)     (294,275)      (30,951)     (188,440)       (5,362)
          -             -             -             -             -             -             -             -
          -             -          (635)            -       (10,974)            -             -        (7,016)
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------

    (25,621)       77,575     2,910,264     2,367,741       996,027     1,909,566       125,019     1,037,451
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------

       (598)      108,879     3,255,292     2,944,992     1,088,936     2,043,615       226,171     1,178,978

    265,756       156,877     3,820,824       875,832     2,559,720       516,105     1,942,018       763,040
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------

$   265,158   $   265,756   $ 7,076,116   $ 3,820,824   $ 3,648,656   $ 2,559,720   $ 2,168,189   $ 1,942,018
===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========

                       See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                     SALOMON
                                                        LARGE CAP               BROTHERS VARIABLE        SMALL CAP GROWTH FUND -
                                                  GROWTH FUND - CLASS I      ALL CAP FUND - CLASS II             CLASS I
                                                ------------------------    ------------------------    ------------------------
                                                   2005          2004          2005          2004          2005          2004
                                                ----------    ----------    ----------    ----------    ----------    ----------
OPERATIONS:
  Net investment income (loss) ..............   $  (42,260)   $  (20,098)   $       29    $        -    $  (75,360)   $  (35,624)
  Realized gain (loss) ......................        4,786            (4)           11             -       381,965         2,416
  Change in unrealized gain (loss)
    on investments ..........................      121,746        35,116           219             -      (140,591)      408,406
                                                ----------    ----------    ----------    ----------    ----------    ----------

    Net increase (decrease) in net assets
      resulting from operations .............       84,272        15,014           259             -       166,014       375,198
                                                ----------    ----------    ----------    ----------    ----------    ----------

UNIT TRANSACTIONS:
  Participant purchase payments .............      253,028     1,471,618         2,650             -     1,039,839     1,467,140
  Participant transfers from other
    funding options .........................       90,589       355,703        11,918             -       445,443       732,061
  Growth rate intra-fund transfers in .......            -             -             -             -             -             -
  Administrative charges ....................         (951)         (314)            -             -        (1,591)         (424)
  Contract surrenders .......................      (56,444)      (45,339)            -             -       (83,650)      (31,019)
  Participant transfers to other
    funding options .........................     (104,336)      (41,039)            -             -      (332,483)      (73,353)
  Growth rate intra-fund transfers out ......            -             -             -             -             -             -
  Other receipts/(payments) .................      (27,131)            -             -             -         5,963       (10,067)
                                                ----------    ----------    ----------    ----------    ----------    ----------

    Net increase (decrease) in net assets
      resulting from unit transactions ......      154,755     1,740,629        14,568             -     1,073,521     2,084,338
                                                ----------    ----------    ----------    ----------    ----------    ----------

    Net increase (decrease) in net assets ...      239,027     1,755,643        14,827             -     1,239,535     2,459,536

NET ASSETS:
    Beginning of year .......................    2,194,235       438,592             -             -     3,188,620       729,084
                                                ----------    ----------    ----------    ----------    ----------    ----------

    End of year .............................   $2,433,262    $2,194,235    $   14,827    $        -    $4,428,155    $3,188,620
                                                ==========    ==========    ==========    ==========    ==========    ==========

                       See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                   SCUDDER REAL                 SCUDDER VIT                 21ST CENTURY
      TOTAL RETURN              ESTATE SECURITIES             EQUITY 500 INDEX            GROWTH PORTFOLIO -
     FUND - CLASS II           PORTFOLIO - CLASS B             FUND - CLASS B2                 CLASS B
------------------------    -------------------------    -------------------------    -------------------------
   2005          2004           2005          2004           2005          2004           2005          2004
----------    ----------    -----------    ----------    -----------    ----------    -----------    ----------
$   (8,465)   $    1,238    $    37,026    $  (28,820)   $   (37,725)   $        -    $    (3,280)   $   (5,601)
    63,439        83,604        410,260        16,023          6,319             -         (3,361)          306

     1,428       131,071        (46,851)      652,361         69,445             -        (41,780)       39,478
----------    ----------    -----------    ----------    -----------    ----------    -----------    ----------

    56,402       215,913        400,435       639,564         38,039             -        (48,421)       34,183
----------    ----------    -----------    ----------    -----------    ----------    -----------    ----------

   540,433     1,876,217      1,534,431     2,052,559          1,959             -         23,728       386,681

   392,150       680,870        521,844       510,103      6,340,273             -         42,630        14,982
         -             -              -          (570)             -             -              -             -
    (1,808)         (633)        (1,091)         (293)            (1)            -             (1)          (41)
  (243,338)     (199,868)       (78,832)      (33,585)       (36,625)            -         (3,745)       (4,657)

  (544,708)     (197,280)      (380,675)     (231,029)      (287,991)            -       (523,336)       (2,497)
         -             -              -           577              -             -              -             -
   (59,383)      (22,209)        (6,887)      (11,759)        (2,205)            -              -        (5,349)
----------    ----------    -----------    ----------    -----------    ----------    -----------    ----------

    83,346     2,137,097      1,588,790     2,286,003      6,015,410             -       (460,724)      389,119
----------    ----------    -----------    ----------    -----------    ----------    -----------    ----------

   139,748     2,353,010      1,989,225     2,925,567      6,053,449             -       (509,145)      423,302

 4,164,784     1,811,774      3,514,479       588,912              -             -        509,145        85,843
----------    ----------    -----------    ----------    -----------    ----------    -----------    ----------

$4,304,532    $4,164,784    $ 5,503,704    $3,514,479    $ 6,053,449    $        -    $         -    $  509,145
==========    ==========    ===========    ==========    ===========    ==========    ===========    ==========

                       See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                     CAPITAL GROWTH             GLOBAL DISCOVERY            GROWTH AND INCOME
                                                  PORTFOLIO - CLASS B          PORTFOLIO - CLASS B         PORTFOLIO - CLASS B
                                                ------------------------    ------------------------    ------------------------
                                                   2005          2004          2005          2004          2005          2004
                                                ----------    ----------    ----------    ----------    ----------    ----------
OPERATIONS:
  Net investment income (loss) ..............   $  (70,779)   $  (17,237)   $  (35,742)   $  (17,521)   $  (35,623)   $  (17,261)
  Realized gain (loss) ......................       17,855         1,249        57,256         5,112        30,973         8,412
  Change in unrealized gain (loss)
    on investments ..........................      487,299        99,447       353,441       254,129       163,069       140,736
                                                ----------    ----------    ----------    ----------    ----------    ----------

    Net increase (decrease) in net assets
      resulting from operations .............      434,375        83,459       374,955       241,720       158,419       131,887
                                                ----------    ----------    ----------    ----------    ----------    ----------

UNIT TRANSACTIONS:
  Participant purchase payments .............      418,949     1,062,726       550,927       922,141     1,361,993     1,402,488
  Participant transfers from other
    funding options .........................    3,484,840       127,796       879,182       243,702     1,034,241       202,293
  Growth rate intra-fund transfers in .......            -             -             -             -             -             -
  Administrative charges ....................       (1,379)         (115)         (622)         (124)         (872)         (134)
  Contract surrenders .......................      (59,267)      (24,651)      (62,447)      (10,689)     (152,503)      (20,817)
  Participant transfers to other
    funding options .........................     (132,878)      (33,281)     (257,223)      (78,019)     (920,911)      (48,996)
  Growth rate intra-fund transfers out ......            -             -             -             -             -             -
  Other receipts/(payments) .................           67        (4,854)       (5,077)            -         4,025       (82,234)
                                                ----------    ----------    ----------    ----------    ----------    ----------

    Net increase (decrease) in net assets
      resulting from unit transactions ......    3,710,332     1,127,621     1,104,740     1,077,011     1,325,973     1,452,600
                                                ----------    ----------    ----------    ----------    ----------    ----------

    Net increase (decrease) in net assets ...    4,144,707     1,211,080     1,479,695     1,318,731     1,484,392     1,584,487

NET ASSETS:
    Beginning of year .......................    1,586,887       375,807     1,662,282       343,551     2,045,241       460,754
                                                ----------    ----------    ----------    ----------    ----------    ----------

    End of year .............................   $5,731,594    $1,586,887    $3,141,977    $1,662,282    $3,529,633    $2,045,241
                                                ==========    ==========    ==========    ==========    ==========    ==========

                       See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

     HEALTH SCIENCES         INTERNATIONAL PORTFOLIO         SVS I SCUDDER BOND           SCUDDER BLUE CHIP
   PORTFOLIO - CLASS B              - CLASS B               PORTFOLIO - CLASS B          PORTFOLIO - CLASS B
------------------------    -------------------------    -------------------------    -------------------------
   2005          2004           2005          2004           2005           2004          2005          2004
----------    ----------    -----------    ----------    -----------    ----------    -----------    ----------
$  (37,123)   $  (19,639)   $   (18,714)   $  (15,870)   $      (340)   $        -    $   (59,402)   $  (28,456)
    54,110        12,816         50,749         2,257              -             -        388,392        24,031

    92,307       104,625        326,175       262,143            361             -        132,569       269,107
----------    ----------    -----------    ----------    -----------    ----------    -----------    ----------

   109,294        97,802        358,210       248,530             21             -        461,559       264,682
----------    ----------    -----------    ----------    -----------    ----------    -----------    ----------

   280,577       754,829        605,123     1,257,348         36,059             -      1,018,412     1,818,381

   977,974       431,680        351,249       279,097         23,181             -      6,771,835       669,150
         -             -              -             -              -             -              -             -
      (587)         (201)          (591)         (117)            (4)            -         (1,025)         (246)
   (33,074)      (22,821)       (94,035)      (23,355)             -             -       (219,354)      (47,400)

  (666,542)      (28,150)      (232,672)      (25,220)             -             -     (5,508,339)     (387,952)
         -             -              -             -              -             -              -             -
   (12,701)      (94,211)           470             -              -             -        (27,770)      (29,899)
----------    ----------    -----------    ----------    -----------    ----------    -----------    ----------

   545,647     1,041,126        629,544     1,487,753         59,236             -      2,033,759     2,022,034
----------    ----------    -----------    ----------    -----------    ----------    -----------    ----------

   654,941     1,138,928        987,754     1,736,283         59,257             -      2,495,318     2,286,716

 1,681,029       542,101      2,029,109       292,826              -             -      2,957,601       670,885
----------    ----------    -----------    ----------    -----------    ----------    -----------    ----------

$2,335,970    $1,681,029    $ 3,016,863    $2,029,109    $    59,257    $        -    $ 5,452,919    $2,957,601
==========    ==========    ===========    ==========    ===========    ==========    ===========    ==========

                       See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                  SCUDDER CONSERVATIVE
                                                     INCOME STRATEGY          SCUDDER FIXED INCOME      SCUDDER GLOBAL BLUE CHIP
                                                   PORTFOLIO - CLASS B         PORTFOLIO - CLASS B         PORTFOLIO - CLASS B
                                                ------------------------    ------------------------    ------------------------
                                                   2005          2004          2005          2004          2005          2004
                                                ----------    ----------    ----------    ----------    ----------    ----------
OPERATIONS:
  Net investment income (loss) ..............   $  (15,787)   $     (325)   $   58,817    $  (17,293)   $  (38,559)   $  (13,504)
  Realized gain (loss) ......................        1,679             7        60,585        47,279        34,956         4,205
  Change in unrealized gain (loss)
    on investments ..........................       30,918         1,978      (139,929)      107,123       396,369       180,801
                                                ----------    ----------    ----------    ----------    ----------    ----------

    Net increase (decrease) in net assets
      resulting from operations .............       16,810         1,660       (20,527)      137,109       392,766       171,502
                                                ----------    ----------    ----------    ----------    ----------    ----------

UNIT TRANSACTIONS:
  Participant purchase payments .............    1,080,477        52,205       638,909     4,507,723       431,921     1,046,988
  Participant transfers from other
    funding options .........................       42,277         4,539     1,109,604     1,692,916       826,217        93,535
  Growth rate intra-fund transfers in .......            -             -             -           257             -             -
  Administrative charges ....................         (134)            -        (1,461)         (448)         (501)          (91)
  Contract surrenders .......................       (7,354)            -      (208,644)     (127,235)      (63,907)      (37,024)
  Participant transfers to other
    funding options .........................      (30,838)            -      (919,434)   (1,269,243)     (178,200)      (30,229)
  Growth rate intra-fund transfers out ......            -             -             -          (245)            -             -
  Other receipts/(payments) .................            -             -          (162)       (4,229)      (15,080)      (12,694)
                                                ----------    ----------    ----------    ----------    ----------    ----------

    Net increase (decrease) in net assets
      resulting from unit transactions ......    1,084,428        56,744       618,812     4,799,496     1,000,450     1,060,485
                                                ----------    ----------    ----------    ----------    ----------    ----------

    Net increase (decrease) in net assets ...    1,101,238        58,404       598,285     4,936,605     1,393,216     1,231,987

NET ASSETS:
    Beginning of year .......................       58,404             -     6,373,482     1,436,877     1,450,771       218,784
                                                ----------    ----------    ----------    ----------    ----------    ----------

    End of year .............................   $1,159,642    $   58,404    $6,971,767    $6,373,482    $2,843,987    $1,450,771
                                                ==========    ==========    ==========    ==========    ==========    ==========

                       See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

   SCUDDER GOVERNMENT             SCUDDER GROWTH
   & AGENCY SECURITIES          & INCOME STRATEGY              SCUDDER GROWTH          SCUDDER GROWTH STRATEGY
   PORTFOLIO - CLASS B         PORTFOLIO - CLASS B          PORTFOLIO - CLASS B          PORTFOLIO - CLASS B
------------------------    -------------------------    -------------------------    -------------------------
   2005          2004           2005          2004           2005          2004          2005           2004
----------    ----------    -----------    ----------    -----------    ----------    -----------    ----------
$   54,081    $  (19,103)   $  (213,728)   $  (10,023)   $    (1,965)   $  (13,601)   $  (134,043)   $   (8,574)
    23,185         5,395         20,267           736         33,204           328         13,087         1,982

   (72,567)       69,437        735,470       111,651        (78,411)       62,279        508,748       129,477
----------    ----------    -----------    ----------    -----------    ----------    -----------    ----------

     4,699        55,729        542,009       102,364        (47,172)       49,006        387,792       122,885
----------    ----------    -----------    ----------    -----------    ----------    -----------    ----------

   356,478     2,637,975     10,211,758     2,553,768        170,252       674,385      7,787,224     2,180,758

   377,557       416,156      2,778,081       607,883         25,749       128,758        519,701       395,031
         -             -              -             -              -             -              -             -
      (393)         (110)        (1,521)           (1)            (4)          (69)        (1,029)            -
  (181,722)      (55,880)      (162,021)       (5,559)        (6,044)       (9,213)       (32,714)       (3,511)

  (406,337)      (57,181)      (199,879)            -     (1,288,854)       (2,954)       (20,624)            -
         -             -              -             -              -             -              -             -
         -      (139,973)             -             -              -             -              -             -
----------    ----------    -----------    ----------    -----------    ----------    -----------    ----------

   145,583     2,800,987     12,626,418     3,156,091     (1,098,901)      790,907      8,252,558     2,572,278
----------    ----------    -----------    ----------    -----------    ----------    -----------    ----------

   150,282     2,856,716     13,168,427     3,258,455     (1,146,073)      839,913      8,640,350     2,695,163

 3,343,051       486,335      3,258,455             -      1,146,073       306,160      2,695,163             -
----------    ----------    -----------    ----------    -----------    ----------    -----------    ----------

$3,493,333    $3,343,051    $16,426,882    $3,258,455    $         -    $1,146,073    $11,335,513    $2,695,163
==========    ==========    ===========    ==========    ===========    ==========    ===========    ==========

                       See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                 SCUDDER INCOME           SCUDDER INTERNATIONAL
                                                   SCUDDER HIGH INCOME          & GROWTH STRATEGY             SELECT EQUITY
                                                   PORTFOLIO - CLASS B         PORTFOLIO - CLASS B         PORTFOLIO - CLASS B
                                                ------------------------    ------------------------    ------------------------
                                                   2005          2004          2005          2004          2005          2004
                                                ----------    ----------    ----------    ----------    ----------    ----------
OPERATIONS:
  Net investment income (loss) ..............   $  451,692    $   69,111    $  (60,752)   $   (6,791)   $   16,648    $  (44,075)
  Realized gain (loss) ......................      (99,083)        8,154        21,717           775        57,423        11,383
  Change in unrealized gain (loss)
    on investments ..........................     (295,584)      248,262       138,660        65,240       562,753       654,314
                                                ----------    ----------    ----------    ----------    ----------    ----------

    Net increase (decrease) in net assets
      resulting from operations .............       57,025       325,527        99,625        59,224       636,824       621,622
                                                ----------    ----------    ----------    ----------    ----------    ----------

UNIT TRANSACTIONS:
  Participant purchase payments .............    1,765,912     2,371,096     3,096,603       478,343       965,848     3,354,092
  Participant transfers from other
    funding options .........................    2,408,507       459,401     1,105,905     1,094,357       587,438       401,919
  Growth rate intra-fund transfers in .......            -           158             -             -             -             -
  Administrative charges ....................         (920)         (264)         (382)           (2)         (754)         (152)
  Contract surrenders .......................     (111,678)      (31,764)      (67,465)       (1,500)     (193,726)      (87,457)
  Participant transfers to other
    funding options .........................   (2,969,020)     (173,392)     (317,334)            -      (316,635)     (127,423)
  Growth rate intra-fund transfers out ......            -          (152)            -             -             -             -
  Other receipts/(payments) .................       (1,176)          455             -             -        (2,670)           93
                                                ----------    ----------    ----------    ----------    ----------    ----------

    Net increase (decrease) in net assets
      resulting from unit transactions ......    1,091,625     2,625,538     3,817,327     1,571,198     1,039,501     3,541,072
                                                ----------    ----------    ----------    ----------    ----------    ----------

    Net increase (decrease) in net assets ...    1,148,650     2,951,065     3,916,952     1,630,422     1,676,325     4,162,694

NET ASSETS:
    Beginning of year .......................    4,131,083     1,180,018     1,630,422             -     4,697,807       535,113
                                                ----------    ----------    ----------    ----------    ----------    ----------

    End of year .............................   $5,279,733    $4,131,083    $5,547,374    $1,630,422    $6,374,132    $4,697,807
                                                ==========    ==========    ==========    ==========    ==========    ==========

                       See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                           SCUDDER SALOMON
  SCUDDER MERCURY LARGE      SCUDDER MID-CAP GROWTH         SCUDDER MONEY MARKET          AGGRESSIVE GROWTH
   CAP CORE PORTFOLIO          PORTFOLIO - CLASS B          PORTFOLIO - CLASS B               PORTFOLIO
------------------------    -------------------------    -------------------------    -------------------------
   2005          2004           2005          2004           2005          2004           2005          2004
----------    ----------    -----------    ----------    -----------    ----------    -----------    ----------
$   (5,602)   $        -    $    (8,866)   $   (5,600)   $    29,232    $  (71,742)   $    (8,537)   $   (4,776)
     2,205             -          5,833         1,054              -             -          6,940         2,241

    48,624             -         59,080        15,097              -             -         52,044        39,154
----------    ----------    -----------    ----------    -----------    ----------    -----------    ----------

    45,227             -         56,047        10,551         29,232       (71,742)        50,447        36,619
----------    ----------    -----------    ----------    -----------    ----------    -----------    ----------

   709,418             -        102,084       211,242      1,392,120     4,502,822        104,344       265,314

    34,084             -        143,748         5,181     13,435,273     3,016,523         15,427        20,820
         -             -              -             -              -             -              -             -
       (41)            -           (178)          (41)          (542)         (209)          (117)          (21)
    (1,323)            -         (3,476)       (5,157)      (308,943)      (51,946)        (5,475)       (4,561)

   (16,435)            -        (41,379)      (46,680)   (15,829,361)   (4,517,301)       (24,015)       (6,107)
         -             -              -             -              -             -              -             -
         -             -              -       (54,789)      (163,786)            -        (12,645)      (13,242)
----------    ----------    -----------    ----------    -----------    ----------    -----------    ----------

   725,703             -        200,799       109,756     (1,475,239)    2,949,889         77,519       262,203
----------    ----------    -----------    ----------    -----------    ----------    -----------    ----------

   770,930             -        256,846       120,307     (1,446,007)    2,878,147        127,966       298,822

         -             -        352,249       231,942      6,017,761     3,139,614        398,878       100,056
----------    ----------    -----------    ----------    -----------    ----------    -----------    ----------

$  770,930    $        -    $   609,095    $  352,249    $ 4,571,754    $6,017,761    $   526,844    $  398,878
==========    ==========    ===========    ==========    ===========    ==========    ===========    ==========

                       See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                                           SCUDDER TECHNOLOGY
                                                SCUDDER SMALL CAP GROWTH    SCUDDER STRATEGIC INCOME         GROWTH PORTFOLIO
                                                  PORTFOLIO - CLASS B          PORTFOLIO - CLASS B             - CLASS B
                                                ------------------------    ------------------------    ------------------------
                                                   2005          2004          2005          2004          2005          2004
                                                ----------    ----------    ----------    ----------    ----------    ----------
OPERATIONS:
  Net investment income (loss) ..............   $  (56,700)   $  (27,153)   $  168,872    $  (39,912)   $  (27,784)   $  (19,792)
  Realized gain (loss) ......................       31,689         4,124        14,590        58,006        30,067         1,121
  Change in unrealized gain (loss)
    on investments ..........................      242,497       209,112      (172,769)      214,262        46,325        72,062
                                                ----------    ----------    ----------    ----------    ----------    ----------

    Net increase (decrease) in net assets
      resulting from operations .............      217,486       186,083        10,693       232,356        48,608        53,391
                                                ----------    ----------    ----------    ----------    ----------    ----------

UNIT TRANSACTIONS:
  Participant purchase payments .............      596,165     1,577,714       809,249     2,379,847       306,847       533,472
  Participant transfers from other
    funding options .........................      948,580       160,756     1,694,653       860,434       607,197       346,052
  Growth rate intra-fund transfers in .......            -             -             -           123             -             -
  Administrative charges                              (643)         (139)         (460)         (140)         (464)         (223)
  Contract surrenders .......................     (147,899)      (40,716)     (134,149)      (78,022)     (116,351)      (40,596)
  Participant transfers to other
    funding options .........................     (154,104)     (136,054)     (499,111)     (929,410)     (444,153)      (87,167)
  Growth rate intra-fund transfers out ......            -             -             -          (117)            -             -
  Other receipts/(payments) .................          515        (5,384)      (20,283)      (21,888)       (7,905)            -
                                                ----------    ----------    ----------    ----------    ----------    ----------

    Net increase (decrease) in net assets
      resulting from unit transactions ......    1,242,614     1,556,177     1,849,899     2,210,827       345,171       751,538
                                                ----------    ----------    ----------    ----------    ----------    ----------

    Net increase (decrease) in net assets ...    1,460,100     1,742,260     1,860,592     2,443,183       393,779       804,929

NET ASSETS:
    Beginning of year .......................    2,233,453       491,193     2,955,435       512,252     1,379,419       574,490
                                                ----------    ----------    ----------    ----------    ----------    ----------

    End of year .............................   $3,693,553    $2,233,453    $4,816,027    $2,955,435    $1,773,198    $1,379,419
                                                ==========    ==========    ==========    ==========    ==========    ==========

                       See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                            SVS DREMAN
    SCUDDER TEMPLETON          SCUDDER TOTAL RETURN       SVS DAVIS VENTURE VALUE         FINANCIAL SERVICES
 FOREIGN VALUE PORTFOLIO       PORTFOLIO - CLASS B          PORTFOLIO - CLASS B          PORTFOLIO - CLASS B
------------------------    -------------------------    -------------------------    -------------------------
   2005          2004           2005          2004          2005           2004          2005           2004
----------    ----------    -----------    ----------    -----------   -----------    -----------    ----------
$   (2,656)   $        -    $    20,254    $  (26,401)   $  (150,432)  $   (86,903)   $    (8,583)   $  (11,586)
     4,505             -          6,773           555        185,350        54,072          2,616         2,519

    63,063             -         19,164       141,188        740,600       722,951        (20,691)      116,916
----------    ----------    -----------    ----------    -----------   -----------    -----------    ----------

    64,912             -         46,191       115,342        775,518       690,120        (26,658)      107,849
----------    ----------    -----------    ----------    -----------   -----------    -----------    ----------

   767,990             -      2,309,101     2,503,738      2,434,982     6,926,178        266,703       969,719

   145,979             -        261,445       178,091      2,559,629       585,292        126,918        86,959
         -             -              -             -              -             -              -             -
       (29)            -           (456)         (125)        (1,457)         (258)          (489)         (170)
    (1,673)            -        (84,480)      (14,558)      (344,648)     (158,406)       (24,731)      (11,813)

    (4,447)            -     (1,634,445)       (4,609)    (1,728,977)   (1,093,045)       (59,443)      (50,145)
         -             -              -             -              -             -              -             -
         -             -       (109,907)      (10,234)         3,890        (9,500)        (7,830)            -
----------    ----------    -----------    ----------    -----------   -----------    -----------    ----------

   907,820             -        741,258     2,652,303      2,923,419     6,250,261        301,128       994,550
----------    ----------    -----------    ----------    -----------   -----------    -----------    ----------

   972,732             -        787,449     2,767,645      3,698,937     6,940,381        274,470     1,102,399

         -             -      3,149,724       382,079      8,145,724     1,205,343      1,499,126       396,727
----------    ----------    -----------    ----------    -----------   -----------    -----------    ----------

$  972,732    $        -    $ 3,937,173    $3,149,724    $11,844,661   $ 8,145,724    $ 1,773,596    $1,499,126
==========    ==========    ===========    ==========    ===========   ===========    ===========    ==========

                       See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                       SVS DREMAN                  SVS DREMAN               SVS EAGLE FOCUSED
                                                   HIGH RETURN EQUITY            SMALL CAP VALUE            LARGE CAP GROWTH
                                                   PORTFOLIO - CLASS B         PORTFOLIO - CLASS B         PORTFOLIO - CLASS B
                                                ------------------------    ------------------------   -------------------------
                                                   2005          2004          2005          2004          2005          2004
                                                -----------   ----------    ----------    ----------   -----------    ----------
OPERATIONS:
  Net investment income (loss) ..............   $   (61,952)  $  (46,637)   $ (114,113)   $  (55,407)  $    (9,981)   $  (26,102)
  Realized gain (loss) ......................       182,509       21,789       602,316         8,967       (59,005)       (1,130)
  Change in unrealized gain (loss)
    on investments ..........................       342,558      640,935        75,736       920,280      (106,114)       75,328
                                                -----------   ----------    ----------    ----------   -----------    ----------

    Net increase (decrease) in net assets
      resulting from operations .............       463,115      616,087       563,939       873,840      (175,100)       48,096
                                                -----------   ----------    ----------    ----------   -----------    ----------

UNIT TRANSACTIONS:
  Participant purchase payments .............     2,674,665    4,522,396     2,002,573     3,658,158        52,387     1,350,433
  Participant transfers from other
    funding options .........................     2,182,135      900,648       486,408       552,020        26,626       204,527
  Growth rate intra-fund transfers in .......             -         (125)            -          (158)            -           236
  Administrative charges ....................        (1,799)        (386)       (1,619)         (319)            -          (133)
  Contract surrenders .......................      (177,237)     (60,371)     (201,462)      (65,820)      (24,856)      (46,235)
  Participant transfers to other
    funding options .........................    (1,791,725)    (394,047)     (238,405)      (91,645)   (1,850,968)     (119,162)
  Growth rate intra-fund transfers out ......             -          137             -           165             -          (230)
  Other receipts/(payments) .................       (24,452)     (15,595)       (5,032)       (6,064)            -         1,080
                                                -----------   ----------    ----------    ----------   -----------    ----------

    Net increase (decrease) in net assets
      resulting from unit transactions ......     2,861,587    4,952,657     2,042,463     4,046,337    (1,796,811)    1,390,516
                                                -----------   ----------    ----------    ----------   -----------    ----------

    Net increase (decrease) in net assets ...     3,324,702    5,568,744     2,606,402     4,920,177    (1,971,911)    1,438,612

NET ASSETS:
    Beginning of year .......................     6,498,071      929,327     5,900,714       980,537     1,971,911       533,299
                                                -----------   ----------    ----------    ----------   -----------    ----------

    End of year .............................   $ 9,822,773   $6,498,071    $8,507,116    $5,900,714   $         -    $1,971,911
                                                ===========   ==========    ==========    ==========   ===========    ==========

                       See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                              SVS JANUS
SVS FOCUS VALUE & GROWTH     SVS II SCUDDER LARGE CAP          SVS INDEX 500              GROWTH AND INCOME
   PORTFOLIO - CLASS B      VALUE PORTFOLIO - CLASS B       PORTFOLIO - CLASS B          PORTFOLIO - CLASS B
------------------------    -------------------------    -------------------------    -------------------------
   2005          2004           2005          2004           2005          2004          2005           2004
----------    ----------    -----------    ----------    -----------    ----------    -----------    ----------
$    1,548    $   (7,042)   $   (21,770)   $  (28,685)   $    46,922    $  (63,407)   $   (37,793)   $  (24,957)
    22,360         2,791         27,861        17,564        560,811         1,792         75,797         2,892

   (64,185)       58,114        (12,024)      238,366       (503,262)      477,571        146,743       202,381
----------    ----------    -----------    ----------    -----------    ----------    -----------    ----------

   (40,277)       53,863         (5,933)      227,245        104,471       415,956        184,747       180,316
----------    ----------    -----------    ----------    -----------    ----------    -----------    ----------

    13,789       445,204        555,973     1,744,814        925,957     5,246,827        371,609     1,168,083

    42,928        51,642        305,793       437,518        731,813       173,847        316,948       235,424
         -             -              -             -              -             -              -             -
       (10)          (85)          (760)         (256)          (820)         (250)          (417)          (81)
    (6,676)      (10,982)      (113,385)      (37,760)       (34,342)       (8,718)      (111,170)       (8,614)

  (595,113)      (11,689)      (175,893)     (139,944)    (7,879,967)      (40,092)      (527,024)     (128,888)
         -             -              -             -              -             -              -             -
     4,684        (9,527)         2,126       (70,174)        (7,958)      (13,289)        (5,516)      (10,515)
----------    ----------    -----------    ----------    -----------    ----------    -----------    ----------

  (540,398)      464,563        573,854     1,934,198     (6,265,317)    5,358,325         44,430     1,255,409
----------    ----------    -----------    ----------    -----------    ----------    -----------    ----------

  (580,675)      518,426        567,921     2,161,443     (6,160,846)    5,774,281        229,177     1,435,725

   580,675        62,249      3,390,460     1,229,017      6,160,846       386,565      2,082,237       646,512
----------    ----------    -----------    ----------    -----------    ----------    -----------    ----------

$        -    $  580,675    $ 3,958,381    $3,390,460    $         -    $6,160,846    $ 2,311,414    $2,082,237
==========    ==========    ===========    ==========    ===========    ==========    ===========    ==========

                       See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                      SVS JANUS GROWTH
                                                       OPPORTUNITIES         SVS MFS STRATEGIC VALUE     SVS OAK STRATEGIC EQUITY
                                                    PORTFOLIO - CLASS B        PORTFOLIO - CLASS B         PORTFOLIO - CLASS B
                                                  -----------------------   -------------------------   -------------------------
                                                     2005         2004          2005          2004          2005         2004
                                                  ----------   ----------   -----------   -----------   ------------  -----------
OPERATIONS:
  Net investment income (loss) .................  $   (6,174)  $   (4,245)  $   (21,905)  $   (19,303)  $   (41,382)  $   (25,600)
  Realized gain (loss) .........................       5,878          610       169,017         7,235        (1,371)       (7,573)
  Change in unrealized gain (loss)
    on investments .............................      17,340       33,028      (188,711)      185,398       (92,539)      121,088
                                                  ----------   ----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations ................      17,044       29,393       (41,599)      173,330      (135,292)       87,915
                                                  ----------   ----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments ................      56,808       98,551       190,647       718,957       352,307     1,749,945
  Participant transfers from other
    funding options ............................       6,238       56,409        65,772       342,153       141,174       223,685
  Growth rate intra-fund transfers in ..........           -            -             -             -             -             -
  Administrative charges .......................         (88)         (16)         (455)         (130)         (389)         (162)
  Contract surrenders ..........................     (28,925)      (8,215)      (89,582)      (38,277)     (122,091)      (81,584)
  Participant transfers to other
    funding options ............................     (11,762)         (69)      (57,223)      (58,115)     (121,203)     (126,650)
  Growth rate intra-fund transfers out .........           -            -             -             -             -             -
  Other receipts/(payments) ....................           -            -         4,194        (9,866)         (394)            -
                                                  ----------   ----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions .........      22,271      146,660       113,353       954,722       249,404     1,765,234
                                                  ----------   ----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets ......      39,315      176,053        71,754     1,128,052       114,112     1,853,149

NET ASSETS:
    Beginning of year ..........................     307,565      131,512     1,638,117       510,065     2,134,676       281,527
                                                  ----------   ----------   -----------   -----------   -----------   -----------

    End of year ................................  $  346,880   $  307,565   $ 1,709,871   $ 1,638,117   $ 2,248,788   $ 2,134,676
                                                  ==========   ==========   ===========   ===========   ===========   ===========

                       See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                          ALGER AMERICAN LEVERAGED
SVS TURNER MID CAP GROWTH     ALGER AMERICAN BALANCED    ALLCAP PORTFOLIO - CLASS S    AIM CAPITAL APPRECIATION
   PORTFOLIO - CLASS B      PORTFOLIO - CLASS S SHARES             SHARES                     PORTFOLIO
-------------------------   --------------------------   --------------------------   --------------------------
   2005          2004          2005           2004           2005          2004           2005          2004
----------   ------------   -----------   ------------   -----------    -----------   -----------   ------------
$  (35,673)  $    (20,169)  $   (19,102)  $   (19,002)   $   (19,416)   $   (10,782)  $   (21,284)  $    (12,849)
    33,353          1,683        19,107            674         9,022         (3,220)       22,857          1,153

   174,338        188,863       204,872        123,561       133,873         59,087        77,239         80,920
----------   ------------   -----------   ------------   -----------    -----------   -----------   ------------

   172,018        170,377       204,877        105,233       123,479         45,085        78,812         69,224
----------   ------------   -----------   ------------   -----------    -----------   -----------   ------------

   287,473        883,212       467,197      1,756,596       213,987        582,203       321,131        589,219

   246,846        268,672       262,819        354,397       168,369         91,586        70,277        195,797
         -            179             -              -             -              -             -              -
      (524)          (141)         (788)          (227)         (319)           (94)         (532)          (147)
   (68,464)       (16,049)      (68,453)       (38,442)      (37,102)       (11,816)      (56,993)        (7,377)

  (166,140)       (47,930)      (76,149)       (26,566)      (53,650)       (73,472)     (249,640)        (3,855)
         -           (173)            -              -             -              -             -              -
    (7,794)        (4,435)       (9,162)       (56,718)       (8,161)             -       (16,723)             -
----------   ------------   -----------   ------------   -----------    -----------   -----------   ------------

   291,397     1, 083,335       575,464      1,989,040       283,124        588,407        67,520        773,637
----------   ------------   -----------   ------------   -----------    -----------   -----------   ------------

   463,415     1, 253,712       780,341      2,094,273       406,603        633,492       146,332        842,861

 1,648,126        394,414     2,874,503        780,230       842,987        209,495     1,210,734        367,873
----------   ------------   -----------   ------------   -----------    -----------   -----------   ------------

$2,111,541   $ 1, 648,126   $ 3,654,844   $  2,874,503   $ 1,249,590    $   842,987   $ 1,357,066   $  1,210,734
==========   ============   ===========   ============   ===========    ===========   ===========   ============

                       See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                    CONVERTIBLE          DISCIPLINED MID CAP STOCK
                                               SECURITIES PORTFOLIO              PORTFOLIO            EQUITY INCOME PORTFOLIO
                                            --------------------------   -------------------------   -------------------------
                                                2005           2004         2005          2004           2005          2004
                                            ------------   -----------   -----------   -----------   -----------   -----------
OPERATIONS:
  Net investment income (loss) ...........  $     24,686   $    25,458   $   (53,369)  $   (19,011)  $   (83,959)  $       291
  Realized gain (loss) ...................        53,919         1,579        71,164        70,426        73,763       130,121
  Change in unrealized gain (loss)
    on investments .......................      (113,494)       54,493       274,789       211,888       147,918       121,437
                                            ------------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net
      assets resulting from operations ...       (34,889)       81,530       292,584       263,303       137,722       251,849
                                            ------------   -----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments ..........       719,637     1,156,722       467,730     1,315,520     1,409,590     1,580,916
  Participant transfers from other
    funding options ......................       308,871       840,094       113,711       493,913       332,543       319,158
  Growth rate intra-fund transfers in ....             -             -             -             -             -             -
  Administrative charges .................          (742)         (289)         (873)         (203)       (1,756)         (544)
  Contract surrenders ....................       (84,810)      (13,123)      (67,875)      (14,443)      (88,846)      (12,416)
  Participant transfers to other
    funding options ......................      (375,732)      (67,532)     (225,515)      (23,980)     (206,982)      (61,671)
  Growth rate intra-fund transfers out ...             -             -             -             -             -             -
  Other receipts/(payments) ..............        (2,602)       (3,756)       (1,970)            -       (17,469)            -
                                            ------------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net
      assets resulting from ..............       564,622     1,912,116       285,208     1,770,807     1,427,080     1,825,443
                                            ------------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in
      net assets .........................       529,733     1,993,646       577,792     2,034,110     1,564,802     2,077,292

NET ASSETS:
    Beginning of year ....................    2 ,568,005       574,359     2,480,813       446,703     3,401,858     1,324,566
                                            ------------   -----------   -----------   -----------   -----------   -----------

    End of year ..........................  $  3,097,738   $ 2,568,005   $ 3,058,605   $ 2,480,813   $ 4,966,660   $ 3,401,858
                                            ============   ===========   ===========   ===========   ===========   ===========

                       See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                               MANAGED ALLOCATION SERIES:
FEDERATED HIGH YIELD PORTFOLIO     FEDERATED STOCK PORTFOLIO         LARGE CAP PORTFOLIO         AGGRESSIVE PORTFOLIO
------------------------------   -----------------------------   ---------------------------   --------------------------
   2005                2004         2005               2004          2005            2004         2005            2004
-----------        -----------   ----------         ----------   -----------    ------------   ----------      ----------
$   (46,681)       $   111,231   $   (9,338)        $    1,442   $   (32,976)   $     (7,282)  $   (6,820)     $        -
     (1,525)            (5,501)       2,928                482        12,870           1,061        1,998               -

     73,902            (16,011)      24,322             26,796       149,886          81,876       48,682               -
-----------        -----------   ----------         ----------   -----------    --- --------   ----------      ----------

     25,696             89,719       17,912             28,720       129,780          75,655       43,860               -
-----------        -----------   ----------         ----------   -----------    ------------   ----------      ----------

    901,489            840,905       74,137            260,887       567,004         790,991      822,195               -

    481,051            986,446       11,509             74,416       108,202         117,829       22,561               -
          -                  -            -                  -             -               -            -               -
       (690)              (215)        (198)               (64)         (642)           (233)          (2)              -
   (143,318)           (20,714)     (11,440)            (6,417)      (24,638)         (8,815)           -               -

   (199,503)          (564,783)      (8,856)            (1,880)     (166,645)         (8,317)     (11,515)              -
          -                  -            -                  -             -               -            -               -
     (4,790)                 -       (9,370)                 -        (7,544)         (1,925)           -               -
-----------        -----------   ----------         ----------   -----------    ------------   ----------      ----------

  1,034,239          1,241,639       55,782            326,942       475,737         889,530      833,239               -
-----------        -----------   ----------         ----------   -----------    ------------   ----------      ----------

  1,059,935          1,331,358       73,694            355,662       605,517         965,185      877,099               -

  1,862,058            530,700      445,980             90,318     1,504,677         539,492            -               -
-----------        -----------   ----------         ----------   -----------    ------------   ----------      ----------

$ 2,921,993        $ 1,862,058   $  519,674         $  445,980   $ 2,110,194    $  1,504,677   $  877,099      $        -
===========        ===========   ==========         ==========   ===========    ============   ==========      ==========

                       See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                 MANAGED ALLOCATION                          MANAGED ALLOCATION
                                                       SERIES:         MANAGED ALLOCATION          SERIES:
                                                    CONSERVATIVE        SERIES: MODERATE     MODERATE-AGGRESSIVE
                                                      PORTFOLIO            PORTFOLIO              PORTFOLIO
                                                 ------------------   --------------------   -------------------
                                                    2005      2004        2005       2004        2005       2004
                                                 ---------   ------   -----------   ------   -----------   -----
OPERATIONS:
  Net investment income (loss) ...............   $   2,283   $    -   $    (5,090)  $    -   $    (9,105)  $   -
  Realized gain (loss) .......................       1,410        -         2,984        -         3,591       -
  Change in unrealized gain (loss)
    on investments ...........................       1,846        -        78,926        -       151,046       -
                                                 ---------   ------   -----------   ------   -----------   -----

    Net increase (decrease) in net assets
      resulting from operations ..............       5,539        -        76,820        -       145,532       -
                                                 ---------   ------   -----------   ------   -----------   -----

UNIT TRANSACTIONS:
  Participant purchase payments ..............     804,904        -     1,577,910        -     2,838,273       -
  Participant transfers from other
    funding options ..........................         100        -     1,162,170        -     1,603,778       -
  Growth rate intra-fund transfers in ........           -        -             -        -             -       -
  Administrative charges .....................         (13)       -           (43)       -           (21)      -
  Contract surrenders ........................           -        -        (3,606)       -       (16,993)      -
  Participant transfers to other
    funding options ..........................         (35)       -          (100)       -             -       -
  Growth rate intra-fund transfers out .......           -        -             -        -             -       -
  Other receipts/(payments) ..................           -        -             -        -             -       -
                                                 ---------   ------   -----------   ------   -----------   -----

    Net increase (decrease) in net assets
      resulting from unit transactions .......     804,956        -     2,736,331        -     4,425,037       -
                                                 ---------   ------   -----------   ------   -----------   -----

    Net increase (decrease) in net assets ....     810,495        -     2,813,151        -     4,570,569       -

NET ASSETS:
    Beginning of year ........................           -        -             -        -             -       -
                                                 ---------   ------   -----------   ------   -----------   -----

    End of year ..............................   $ 810,495   $    -   $ 2,813,151   $    -   $ 4,570,569   $   -
                                                 =========   ======   ===========   ======   ===========   =====

                       See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

 MANAGED ALLOCATION
       SERIES:
MODERATE-CONSERVATIVE    MERCURY LARGE CAP CORE          MFS EMERGING GROWTH          MFS MID CAP GROWTH
       PORTFOLIO               PORTFOLIO                       PORTFOLIO                   PORTFOLIO
---------------------   ------------------------      -------------------------   -------------------------
  2005           2004       2005         2004            2005          2004          2005          2004
--------        -----   -----------   ----------      -----------   -----------   -----------   -----------
$     44        $   -   $   (58,357)  $   (2,106)     $    (3,941)  $   (12,013)  $   (64,923)  $   (24,285)
      34            -         8,463          505          103,279         1,593        21,060         4,236

   1,180            -       371,263       89,822         (136,962)      123,947       159,772       192,804
--------        -----   -----------   ----------      -----------   -----------   -----------   -----------

   1,258            -       321,369       88,221          (37,624)      113,527       115,909       172,755
--------        -----   -----------   ----------      -----------   -----------   -----------   -----------

  78,003            -     1,946,745      997,952          164,177       774,123       404,199     1,039,977

       -            -       711,159       98,019           56,200        87,885     1,584,944       550,799
       -            -             -            -                -             -             -             -
      (1)           -          (659)         (72)               -          (151)       (1,438)         (314)
       -            -       (20,320)      (1,394)          (2,178)       (9,113)      (91,778)      (33,421)

       -            -       (76,759)        (742)      (1,416,203)          (52)     (172,004)      (56,710)
       -            -             -            -                -             -             -             -
       -            -       (76,564)           -           (9,134)       (9,896)     (133,590)       (7,672)
--------        -----   -----------   ----------      -----------   -----------   -----------   -----------

  78,002            -     2,483,602    1,093,763       (1,207,138)      842,796     1,590,333     1,492,659
--------        -----   -----------   ----------      -----------   -----------   -----------   -----------

  79,260            -     2,804,971    1,181,984       (1,244,762)      956,323     1,706,242     1,665,414

       -            -     1,331,191      149,207        1,244,762       288,439     2,183,969       518,555
--------        -----   -----------   ----------      -----------   -----------   -----------   -----------

$ 79,260        $   -   $ 4,136,162   $1,331,191      $         -   $ 1,244,762   $ 3,890,211   $ 2,183,969
========        =====   ===========   ==========      ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                                          MONDRIAN INTERNATIONAL
                                                  MFS TOTAL RETURN PORTFOLIO      MFS VALUE PORTFOLIO        STOCK PORTFOLIO
                                                 ----------------------------   ----------------------   -----------------------
                                                      2005           2004          2005         2004         2005         2004
                                                 -------------   ------------   ----------   ---------   -----------   ---------
OPERATIONS:
  Net investment income (loss) ...............   $     110,516   $    159,794   $   (4,712)  $   5,703   $   (31,806)  $   5,046
  Realized gain (loss) .......................         968,764        304,802      118,959       9,886        11,288         948
  Change in unrealized gain (loss)
    on investments ...........................        (838,989)       331,575      (17,685)     65,107       169,474      81,519
                                                 -------------   ------------   ----------   ---------   -----------   ---------

    Net increase (decrease) in net assets
      resulting from operations ..............         240,291        796,171       96,562      80,696       148,956      87,513
                                                 -------------   ------------   ----------   ---------   -----------   ---------

UNIT TRANSACTIONS:
  Participant purchase payments ..............       7,679,216      5,349,250    1,066,127     887,944       821,170     655,966
  Participant transfers from other
    funding options ..........................       2,129,344      1,947,610      846,895      73,685       360,844     126,454
  Growth rate intra-fund transfers in ........               -              -            -           -             -           -
  Administrative charges .....................          (6,075)        (1,576)        (531)        (11)         (590)       (122)
  Contract surrenders ........................        (443,785)      (129,233)     (60,810)    (11,739)      (13,713)     (5,787)
  Participant transfers to other
    funding options ..........................        (620,783)      (145,802)     (55,621)    (38,807)     (126,831)    (31,829)
  Growth rate intra-fund transfers out .......               -              -            -           -             -           -
  Other receipts/(payments) ..................        (111,445)       (33,327)           -           -       (41,965)          -
                                                 -------------   ------------   ----------   ---------   -----------   ---------

    Net increase (decrease) in net assets
      resulting from unit transactions .......       8,626,472      6,986,922    1,796,060     911,072       998,915     744,682
                                                 -------------   ------------   ----------   ---------   -----------   ---------

    Net increase (decrease) in net assets ....       8,866,763      7,783,093    1,892,622     991,768     1,147,871     832,195

NET ASSETS:
    Beginning of year ........................      11,473,346      3,690,253      991,768           -       951,922     119,727
                                                 -------------   ------------   ----------   ---------   -----------   ---------

    End of year ..............................   $  20,340,109   $ 11,473,346   $2,884,390   $ 991,768   $ 2,099,793   $ 951,922
                                                 =============   ============   ==========   =========   ===========   =========

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

     PIONEER FUND         PIONEER MID CAP     PIONEER STRATEGIC INCOME
       PORTFOLIO          VALUE PORTFOLIO             PORTFOLIO          STRATEGIC EQUITY PORTFOLIO
---------------------   -------------------   ------------- ----------   --------------------------
   2005        2004       2005       2004         2005          2004         2005          2004
---------   ---------   --------   --------   ------------   ---------   -----------   -----------
$ (10,390)  $    (862)  $    (50)  $      -   $    150,028   $  29,609   $   (11,779)  $    (2,463)
    3,729       1,205        269          -          6,587         433        11,475         2,610

   38,069      21,937        (15)         -       (124,445)    (14,225)        3,481        72,743
---------   ---------   --------   --------   ------------   ---------   -----------   -----------

   31,408      22,280        204          -         32,170      15,817         3,177        72,890
---------- ----------   --------   --------   ------------   ---------   -----------   -----------

  151,106     113,235     16,046          -      2,947,676     375,603       161,794       236,652

  276,717      61,234        113          -      2,837,779     108,738        18,060       101,957
        -           -          -          -              -           -             -             -
     (138)        (21)         -          -           (639)        (10)         (434)         (228)
  (26,356)          -          -          -        (21,405)       (871)      (19,829)      (15,181)

  (18,232)     (4,916)         -          -     (1,151,468)    (16,219)      (62,609)       (3,707)
        -           -          -          -              -           -             -             -
        -           -          -          -          4,389           -       (56,879)            -
---------   ---------   --------   --------   ------------   ---------   -----------   -----------

  383,097     169,532     16,159          -      4,616,332     467,241        40,103       319,493
---------   ---------   -------- ----------   ------------   ---------   -----------   -----------

  414,505     191,812     16,363          -      4,648,502     483,058        43,280       392,383

  281,184      89,372          -          -        483,058           -     1,005,802       613,419
---------   ---------   --------   --------   ------------   ---------   -----------   -----------

$ 695,689   $ 281,184   $ 16,363   $      -   $  5,131,560   $ 483,058   $ 1,049,082   $ 1,005,802
=========   =========   ========   ========   ============   =========   ===========   ===========

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                    STYLE FOCUS       STYLE FOCUS SERIES:
                                                 SERIES: SMALL CAP      SMALL CAP VALUE       TRAVELERS QUALITY BOND
                                                 GROWTH PORTFOLIO          PORTFOLIO                PORTFOLIO
                                                 -----------------   --------------------   -------------------------
                                                   2005      2004      2005        2004         2005          2004
                                                 --------   ------   --------   ---------   -----------   -----------
OPERATIONS:
  Net investment income (loss) ...............   $   (495)  $    -   $    (27)  $       -   $   (98,440)  $   150,853
  Realized gain (loss) .......................      1,526        -        135           -        (8,614)       (1,473)
  Change in unrealized gain (loss)
    on investments ...........................      1,253        -        101           -        92,054       (89,335)
                                                 --------   ------   --------   ---------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations ..............      2,284        -        209           -       (15,000)       60,045
                                                 --------   ------   --------   ---------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments ..............     62,726        -      2,090           -     1,315,043     2,204,411
  Participant transfers from other
    funding options ..........................     18,751        -     11,238           -       680,282       657,196
  Growth rate intra-fund transfers in ........          -        -          -           -             -             -
  Administrative charges .....................         (2)       -         (1)          -        (2,007)         (914)
  Contract surrenders ........................        (49)       -        (28)          -      (278,742)     (274,737)
  Participant transfers to other
    funding options ..........................       (594)       -          -           -      (285,239)     (115,694)
  Growth rate intra-fund transfers out .......          -        -          -           -             -             -
  Other receipts/(payments) ..................          -        -          -           -       (5,231)             -
                                                 --------   ------   --------   ---------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions .......     80,832        -     13,299           -     1,424,106     2,470,262
                                                 --------   ------   --------   ---------   -----------   -----------

    Net increase (decrease) in net assets ....     83,116        -     13,508           -     1,409,106     2,530,307

NET ASSETS:
    Beginning of year ........................          -        -          -           -     4,465,366     1,935,059
                                                 --------   ------   --------   ---------   -----------   -----------

    End of year ..............................   $ 83,116   $    -   $ 13,508   $       -   $ 5,874,472   $ 4,465,366
                                                 ========   ======   ========   =========   ===========   ===========

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

    U.S. GOVERNMENT        SB ADJUSTABLE RATE INCOME       SOCIAL AWARENESS        COMSTOCK PORTFOLIO -
  SECURITIES PORTFOLIO     PORTFOLIO - CLASS I SHARES      STOCK PORTFOLIO           CLASS II SHARES
------------------------   --------------------------   ---------------------   -------------------------
    2005          2004         2005          2004          2005        2004         2005          2004
-----------    ---------   -----------   -----------    ---------   ---------   -----------   -----------
$   (28,058)   $  19,928   $    36,429   $    (4,203)   $  (5,282)  $   1,911   $   (64,386)  $   (24,899)
      1,585           55           920         1,182        3,254          71       141,643         3,334

     44,270      (13,911)      (30,239)       (4,242)      23,734      28,548       114,296       328,923
-----------    ---------   -----------   -----------    ---------   ---------   -----------   -----------

     17,797        6,072         7,110        (7,263)      21,706      30,530       191,553       307,358
-----------    ---------   -----------   -----------    ---------   ---------   -----------   -----------

  1,476,023      298,426       898,735       909,519      234,650     107,931     2,627,300     1,564,807

    407,342      209,897       438,298       257,452       46,275     354,438     1,388,135       374,478
          -            -             -             -            -           -             -             -
       (384)          (6)         (452)          (78)         (50)         (7)       (1,627)         (355)
    (16,466)      (2,279)      (99,380)      (11,868)     (13,851)       (410)      (65,689)       (9,308)

   (101,655)      (2,510)      (72,746)     (257,898)        (612)        (46)     (260,733)      (22,345)
          -            -             -             -            -           -             -             -
      2,194            -             -             -          699           -       (27,710)            -
-----------    ---------   -----------   -----------    ---------   ---------   -----------   -----------

  1,767,054      503,528     1,164,455       897,127      267,111     461,906     3,659,676     1,907,277
-----------    ---------   -----------   -----------    ---------   ---------   -----------   -----------

  1,784,851      509,600     1,171,565       889,864      288,817     492,436     3,851,229     2,214,635

    509,600            -     1,223,336       333,472      492,436           -     2,942,288       727,653
-----------    ---------   -----------   -----------    ---------   ---------   -----------   -----------

$ 2,294,451    $ 509,600   $ 2,394,901   $ 1,223,336    $ 781,253   $ 492,436   $ 6,793,517   $ 2,942,288
===========    =========   ===========   ===========    =========   =========   ===========   ===========

                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                                         DYNAMIC CAPITAL
                                                  ENTERPRISE PORTFOLIO    CONTRAFUND(R) PORTFOLIO -   APPRECIATION PORTFOLIO
                                                   - CLASS II SHARES           SERVICE CLASS 2          - SERVICE CLASS 2
                                                 ---------------------   --------------------------   ----------------------
                                                    2005        2004         2005           2004         2005        2004
                                                 ---------   ---------   ------------   -----------   ---------   ---------
OPERATIONS:
  Net investment income (loss) ...............   $  (1,555)  $  (2,667)  $   (141,280)  $   (54,513)  $  (7,994)  $  (4,125)
  Realized gain (loss) .......................       3,993       1,749         62,702         6,058       9,315        (699)
  Change in unrealized gain (loss)
    on investments ...........................       3,254          81      1,236,992       550,222      75,716      27,437
                                                 ---------   ---------   ------------   -----------   ---------   ---------

    Net increase (decrease) in net assets
      resulting from operations ..............       5,692        (837)     1,158,414       501,767      77,037      22,613
                                                 ---------   ---------   ------------   -----------   ---------   ---------

UNIT TRANSACTIONS:
  Participant purchase payments ..............       8,335      25,777      3,693,426     2,437,254      22,375     197,750
  Participant transfers from other
    funding options ..........................         319       6,171      1,400,966     1,289,574     126,383      94,349
  Growth rate intra-fund transfers in ........           -           -              -             -           -           -
  Administrative charges .....................        (144)        (88)        (2,682)         (659)       (208)        (45)
  Contract surrenders ........................      (1,399)     (1,760)       (92,114)      (13,832)    (45,309)       (756)
  Participant transfers to other
    funding options ..........................     (30,033)    (66,634)      (878,341)      (91,572)    (58,571)        (68)
  Growth rate intra-fund transfers out .......           -           -              -             -           -           -
  Other receipts/(payments) ..................         110           -       (103,473)            -           -           -
                                                 ---------   ---------   ------------   -----------   ---------   ---------

    Net increase (decrease) in net assets
      resulting from unit transactions .......     (22,812)    (36,534)     4,017,782     3,620,765      44,670     291,230
                                                 ---------   ---------   ------------   -----------   ---------   ---------

    Net increase (decrease) in net assets ....     (17,120)    (37,371)     5,176,196     4,122,532     121,707     313,843

NET ASSETS:
    Beginning of year ........................     122,561     159,932      5,111,247       988,715     403,834      89,991
                                                 ---------   ---------   ------------   -----------   ---------   ---------

    End of year ..............................   $ 105,441   $ 122,561   $ 10,287,443   $ 5,111,247   $ 525,541   $ 403,834
                                                 =========   =========   ============   ===========   =========   =========

                       See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

       MID CAP PORTFOLIO
       - SERVICE CLASS 2
   --------------------------
       2005           2004
   ------------   -----------
   $   (197,343)  $   (56,263)
        185,166         6,129

      1,739,923       992,987
   ------------   -----------

      1,727,746       942,853
   ------------   -----------

      4,999,508     4,078,515

      2,077,990       899,081
              -             -
         (3,769)         (817)
       (177,040)      (13,437)

       (684,062)     (141,005)
              -             -
       (138,821)      (20,593)
   ------------   -----------

      6,073,806     4,801,744
   ------------   -----------

      7,801,552     5,744,597

      6,489,775       745,178
   ------------   -----------

   $ 14,291,327   $ 6,489,775
   ============   ===========

                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1. BUSINESS

      On July 1, 2005, MetLife, Inc., a Delaware corporation ("MetLife"), acquired all of the outstanding shares of capital stock of certain indirect subsidiaries held by Citigroup Inc. ("Citigroup") including The Travelers Insurance Company, The Travelers Life and Annuity Company, certain other domestic insurance companies of Citigroup and substantially all of Citigroup's international insurance businesses.

      Effective July 1, 2005, a reorganization of mutual funds within two trusts was implemented. As part of the acquisition, MetLife acquired The Travelers Series Trust while Citigroup retained the Travelers Series Fund, Inc. The AIM Capital Appreciation Portfolio, MFS Total Return Portfolio, Pioneer Strategic Income Portfolio and Strategic Equity Portfolio were moved from the Travelers Series Fund, Inc. to The Travelers Series Trust. Additionally, the Social Awareness Stock Portfolio was moved from The Travelers Series Trust to the Travelers Series Fund, Inc.

      TLAC Separate Account Twelve for Variable Annuities ("Separate Account Twelve") is a separate account of The Travelers Life and Annuity Company ("The Company"), an indirect wholly owned subsidiary of MetLife, and is available for funding certain variable annuity contracts issued by The Company. Separate Account Twelve, established on November 14, 2002, is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The products supported by Separate Account Twelve are Pioneer Annuistar Plus, Portfolio Architect Plus and Scudder Advocate Rewards Annuity.

      Participant purchase payments applied to Separate Account Twelve are invested in one or more sub-accounts in accordance with the selection made by the contract owner. As of December 31, 2005, the investments comprising Separate Account Twelve were:

            Capital Appreciation Fund, Massachusetts business trust, Affiliate of The Company
            High Yield Bond Trust, Massachusetts business trust, Affiliate of
               The Company
            Managed Assets Trust, Massachusetts business trust, Affiliate of The
               Company
            Money Market Portfolio, Massachusetts business trust, Affiliate of
               The Company
            AIM Variable Insurance Funds, Delaware business trust
                  AIM V.I. Capital Appreciation Fund - Series II Shares
                  AIM V.I. Mid Cap Core Equity Fund - Series II Shares
                  AIM V.I. Utilities Fund
            AllianceBernstein Variable Product Series Fund, Inc., Maryland
               business trust
                  AllianceBernstein Large-Cap Growth Portfolio - Class B
                     (Formerly AllianceBernstein Premier Growth
                     Portfolio - Class B)
            American Funds Insurance Series, Massachusetts business trust
                  Global Growth Fund - Class 2 Shares
                  Growth Fund - Class 2 Shares
                  Growth-Income Fund - Class 2 Shares
            Credit Suisse Trust, Massachusetts business trust
                  Credit Suisse Trust Emerging Markets Portfolio
                  Credit Suisse Trust Global Small Cap Portfolio (Formerly
                     Credit Suisse Trust Global Post-Venture Capital Portfolio)
            Delaware VIP Trust, Maryland business trust
                  Delaware VIP REIT Series - Standard Class
            Dreyfus Investment Portfolio, Massachusetts business trust
                  Dreyfus MidCap Stock Portfolio - Service Shares
            Dreyfus Socially Responsible Growth Fund, Inc., Maryland business trust
                  Dreyfus Socially Responsible Growth Fund, Inc.- Service Shares
            Dreyfus Variable Investment Fund, Maryland business trust
                  Dreyfus VIF - Appreciation Portfolio - Initial Shares
                  Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
            FAM Variable Series Funds, Inc., Maryland business trust
                  Mercury Global Allocation V.I. Fund - Class III (Formerly
                     Merrill Lynch Global Allocation V.I. Fund - Class III)
                  Mercury Value Opportunities V.I. Fund - Class III (Formerly
                     Merrill Lynch Value Opportunities V.I. Fund - Class III)
            Franklin Templeton Variable Insurance Products Trust, Massachusetts
               business trust
                  Franklin Rising Dividends Securities Fund - Class 2 Shares Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares
                     (Formerly Franklin Small Cap Fund - Class 2 Shares)
                  Mutual Shares Securities Fund - Class 2 Shares
                  Templeton Developing Markets Securities Fund - Class 2 Shares Templeton Foreign Securities Fund - Class 2 Shares

      Franklin Templeton Variable Insurance Products Trust, Massachusetts
         business trust (continued)
            Templeton Growth Securities Fund - Class 2 Shares
      Greenwich Street Series Fund, Massachusetts business trust, Affiliate of
         The Company
            Equity Index Portfolio - Class II Shares
            Salomon Brothers Variable Aggressive Growth Fund - Class I Shares Salomon Brothers Variable Aggressive Growth Fund - Class II Shares Salomon Brothers Variable Growth & Income Fund - Class I Shares
      Janus Aspen Series, Delaware business trust
            Balanced Portfolio - Service Shares
            Global Life Sciences Portfolio - Service Shares
            Global Technology Portfolio - Service Shares
            Worldwide Growth Portfolio - Service Shares
      Lazard Retirement Series, Inc., Massachusetts business trust
            Lazard Retirement Small Cap Portfolio
      Lord Abbett Series Fund, Inc., Maryland business trust
            Growth and Income Portfolio
            Mid-Cap Value Portfolio
      Oppenheimer Variable Account Funds, Massachusetts business trust
            Oppenheimer Capital Appreciation Fund/VA - Service Shares Oppenheimer Global Securities Fund/VA - Service Shares
            Oppenheimer Main Street Fund/VA - Service Shares
      PIMCO Variable Insurance Trust, Massachusetts business trust
            Real Return Portfolio - Administrative Class
            Total Return Portfolio - Administrative Class
      Pioneer Variable Contracts Trust, Massachusetts business trust
            Pioneer AmPac Growth VCT Portfolio - Class II (Formerly Pioneer Papp
               America-Pacific Rim VCT Portfolio - Class II Shares)
            Pioneer America Income VCT Portfolio - Class II Shares
            Pioneer Balanced VCT Portfolio - Class II Shares
            Pioneer Bond VCT Portfolio - Class II Shares *
            Pioneer Cullen Value VCT Portfolio - Class II Shares
            Pioneer Emerging Markets VCT Portfolio - Class II Shares
            Pioneer Equity Income VCT Portfolio - Class II Shares
            Pioneer Equity Opportunity VCT Portfolio - Class II Shares
            Pioneer Europe VCT Portfolio - Class II Shares
            Pioneer Fund VCT Portfolio - Class II Shares
            Pioneer Global High Yield VCT Portfolio - Class II Shares
            Pioneer Growth Shares VCT Portfolio - Class II Shares
            Pioneer High Yield VCT Portfolio - Class II Shares
            Pioneer Ibbotson Aggressive Allocation VCT Portfolio - Class II
               Shares
            Pioneer Ibbotson Growth Allocation VCT Portfolio - Class II Shares Pioneer Ibbotson Moderate Allocation VCT Portfolio - Class II Shares Pioneer International Value VCT Portfolio - Class II Shares
            Pioneer Mid Cap Value VCT Portfolio - Class II Shares
            Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class II Shares Pioneer Real Estate Shares VCT Portfolio - Class II Shares
            Pioneer Small and Mid Cap Growth VCT Portfolio - Class II (Formerly
               Pioneer Papp Small & Mid Cap Growth VCT Portfolio - Class II Shares)
            Pioneer Small Cap Value VCT Portfolio - Class II Shares
            Pioneer Small Company VCT Portfolio - Class II Shares
            Pioneer Strategic Income VCT Portfolio - Class II Shares
            Pioneer Value VCT Portfolio - Class II Shares
      Putnam Variable Trust, Massachusetts business trust
            Putnam VT International Equity Fund - Class IB Shares
            Putnam VT Small Cap Value Fund - Class IB Shares

      Salomon Brothers Variable Series Funds Inc., Maryland business trust
            All Cap Fund - Class I
            Investors Fund - Class I
            Large Cap Growth Fund - Class I
            Salomon Brothers Variable All Cap Fund - Class II
            Small Cap Growth Fund - Class I
            Total Return Fund - Class II
      Scudder Investments VIT Funds, Massachusetts business trust
            Scudder Real Estate Securities Portfolio - Class B
            Scudder VIT Equity 500 Index Fund - Class B2
      Scudder Variable Series I, Massachusetts business trust
            Capital Growth Portfolio - Class B
            Global Discovery Portfolio - Class B
            Growth and Income Portfolio - Class B
            Health Sciences Portfolio - Class B
            International Portfolio - Class B
            SVS I Scudder Bond Portfolio - Class B
      Scudder Variable Series II, Massachusetts business trust
            Scudder Blue Chip Portfolio - Class B
            Scudder Conservative Income Strategy Portfolio - Class B
            Scudder Fixed Income Portfolio - Class B
            Scudder Global Blue Chip Portfolio - Class B
            Scudder Government & Agency Securities Portfolio - Class B
            Scudder Growth & Income Strategy Portfolio - Class B
            Scudder Growth Strategy Portfolio - Class B
            Scudder High Income Portfolio - Class B
            Scudder Income & Growth Strategy Portfolio - Class B
            Scudder International Select Equity Portfolio - Class B
            Scudder Mercury Large Cap Core Portfolio
            Scudder Mid-Cap Growth Portfolio - Class B (Formerly Scudder
               Aggressive Growth Portfolio - Class B)
            Scudder Money Market Portfolio - Class B
            Scudder Salomon Aggressive Growth Portfolio (Formerly SVS INVESCO
               Dynamic Growth Portfolio - Class B)
            Scudder Small Cap Growth Portfolio - Class B
            Scudder Strategic Income Portfolio - Class B
            Scudder Technology Growth Portfolio - Class B
            Scudder Templeton Foreign Value Portfolio
            Scudder Total Return Portfolio - Class B
            SVS Davis Venture Value Portfolio - Class B
            SVS Dreman Financial Services Portfolio - Class B
            SVS Dreman High Return Equity Portfolio - Class B
            SVS Dreman Small Cap Value Portfolio - Class B
            SVS II Scudder Large Cap Value Portfolio - Class B
            SVS Janus Growth And Income Portfolio - Class B
            SVS Janus Growth Opportunities Portfolio - Class B
            SVS MFS Strategic Value Portfolio - Class B
            SVS Oak Strategic Equity Portfolio - Class B
            SVS Turner Mid Cap Growth Portfolio - Class B
      The Alger American Fund, Massachusetts business trust
            Alger American Balanced Portfolio - Class S Shares
            Alger American Leveraged AllCap Portfolio - Class S Shares
      The Travelers Series Trust, Massachusetts business trust, Affiliate of The
         Company
            AIM Capital Appreciation Portfolio
            Convertible Securities Portfolio
            Disciplined Mid Cap Stock Portfolio
            Equity Income Portfolio

      The Travelers Series Trust, Massachusetts business trust, Affiliate of The
         Company (continued)
            Federated High Yield Portfolio
            Federated Stock Portfolio
            Large Cap Portfolio
            Managed Allocation Series: Aggressive Portfolio
            Managed Allocation Series: Conservative Portfolio
            Managed Allocation Series: Moderate Portfolio
            Managed Allocation Series: Moderate-Aggressive Portfolio
            Managed Allocation Series: Moderate-Conservative Portfolio
            Mercury Large Cap Core Portfolio (Formerly Merrill Lynch Large Cap
               Core Portfolio)
            MFS Mid Cap Growth Portfolio
            MFS Total Return Portfolio
            MFS Value Portfolio
            Mondrian International Stock Portfolio (Formerly Lazard
               International Stock Portfolio)
            Pioneer Fund Portfolio
            Pioneer Mid Cap Value Portfolio
            Pioneer Strategic Income Portfolio
            Strategic Equity Portfolio
            Style Focus Series: Small Cap Growth Portfolio
            Style Focus Series: Small Cap Value Portfolio
            Travelers Quality Bond Portfolio
            U.S. Government Securities Portfolio
      Travelers Series Fund Inc., Maryland business trust
            SB Adjustable Rate Income Portfolio - Class I Shares
            Social Awareness Stock Portfolio
      Van Kampen Life Investment Trust, Delaware business trust
            Comstock Portfolio - Class II Shares
            Enterprise Portfolio - Class II Shares
      Variable Insurance Products Fund, Massachusetts business trust
            Contrafund(R) Portfolio - Service Class 2
            Dynamic Capital Appreciation Portfolio - Service Class 2
            Mid Cap Portfolio - Service Class 2

      * No assets for the period

New Funds in 2005 included above:
   Managed Allocation Series: Aggressive Portfolio                          The Travelers Series Trust           5/2/2005
   Managed Allocation Series: Conservative Portfolio                        The Travelers Series Trust           5/2/2005
   Managed Allocation Series: Moderate Portfolio                            The Travelers Series Trust           5/2/2005
   Managed Allocation Series: Moderate-Aggressive Portfolio                 The Travelers Series Trust           5/2/2005
   Managed Allocation Series: Moderate-Conservative Portfolio               The Travelers Series Trust           5/2/2005
   Pioneer Bond VCT Portfolio - Class II Shares                             Pioneer Variable Contracts Trust    2/14/2005
   Pioneer Cullen Value VCT Portfolio - Class II Shares                     Pioneer Variable Contracts Trust    2/14/2005
   Pioneer Equity Opportunity VCT Portfolio - Class II Shares               Pioneer Variable Contracts Trust    2/14/2005
   Pioneer Global High Yield VCT Portfolio - Class II Shares                Pioneer Variable Contracts Trust    2/14/2005
   Pioneer Ibbotson Aggressive Allocation VCT Portfolio - Class II Shares   Pioneer Variable Contracts Trust    2/14/2005
   Pioneer Ibbotson Growth Allocation VCT Portfolio - Class II Shares       Pioneer Variable Contracts Trust    2/14/2005
   Pioneer Ibbotson Moderate Allocation VCT Portfolio - Class II Shares     Pioneer Variable Contracts Trust    2/14/2005
   Pioneer Mid Cap Value Portfolio                                          The Travelers Series Trust           5/2/2005
   Salomon Brothers Variable All Cap Portfolio - Class II                   Salomon Brothers Variable Series    2/14/2005
                                                                               Funds Inc.
   Scudder Bond Portfolio - Class B                                         Scudder Variable Series I            5/2/2005
   Scudder VIT Equity 500 Index Fund - Class B2                             Scudder Investment VIT Funds        9/12/2005
   Style Focus Series: Small Cap Growth Portfolio                           The Travelers Series Trust           5/2/2005

New Funds in 2005 included above: (continued)
   Style Focus Series: Small Cap Value Portfolio                      The Travelers Series Trust           5/2/2005
   SVS I Scudder Bond Portfolio - Class B                             Scudder Variable Series I            5/2/2005

      Not all funds may be available in all states or to all contract owners.

      This report is prepared for the general information of contract owners and is not an offer of units of Separate Account Twelve or shares of Separate Account Twelve's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for Separate Account Twelve product(s) offered by The Company and the Prospectuses for the underlying funds, which collectively contain all pertinent information, including additional information on charges and expenses.

2.    SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by Separate Account Twelve in the preparation of its financial statements.

      Investments are valued daily at the net asset values per share of the underlying funds. Short-term investments are reported at fair value based on quoted market prices. Short-term investments, for which there is no reliable quoted market price, are recorded at amortized cost which approximates fair value.

      Security transactions are accounted for on the trade date. Income from dividends and realized gain (loss) distributions are recorded on the ex-distribution date.

      Included in "other receipts/(payments)" in the Statement of Changes in Net Assets are primarily contract benefits which have been re-deposited with The Company and distributions for payouts.

      The operations of Separate Account Twelve form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the earnings of Separate Account Twelve. Separate Account Twelve is not taxed as a "regulated investment company" under Subchapter M of the Code.

      Separate Account Twelve has adopted the financial highlights disclosure recommended by the American Institute of Certified Public Accountants Audit Guide ("AICPA Guide") for Investment Companies. The AICPA Guide allows for the prospective application of this disclosure, which will ultimately display a five year period. It is comprised of the units, unit values, investment income ratio, expense ratios and total returns for each sub-account. Since each sub-account offers multiple contract charges, certain information is provided in the form of a range. The range information may reflect varying time periods if assets did not exist with all contract charge options of the sub-account for the entire year.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. CONTRACT CHARGES

      The asset-based charges listed below are deducted, as appropriate, each business day and are assessed through the calculation of accumulation unit values:
         - Mortality and Expense Risks assumed by The Company (M&E)
         - Administrative fees paid for administrative expenses (ADM)
         - Enhanced Stepped-up Provision, if elected by the contract owner (ESP)
         - Guaranteed Minimum Withdrawal Benefit, if elected by the contract owner (GMWB)
         - Guaranteed Income Solution, if elected by the contract owner (GIS)
         - Guaranteed Income Solution Plus, if elected by the contract owner
            (GISP)
         - Guaranteed Minimum Accumulation Benefit, if elected by the contract owner (GMAB)

      The table below displays separate account charges with their associated products offered in this Separate Account for each funding option. The table displays the following death benefit (Dth Ben) designations; Standard (S), Step up (SU), Deferred Annual Step up (D) and Roll up (R). In products where there is one death benefit only, the "Dth Ben" column is blank:

SEPARATE ACCOUNT              TWELVE
--------------------------------------------------------------------------------------------------------------------------------
                                                                              Asset-based Charges
                                               ---------------------------------------------------------------------------------
                                                                                 Optional Features
                                                           --------------------------------------------------------------
Separate Account  Dth                                                   GMWB I         GMWB II                            Total
   Charge (1)     Ben         Product           M&E   ADM   ESP  GMWB I  PLUS  GMWB II   PLUS  GMWB III  GIS  GISP  GMAB  Charge
---------------   --- ------------------------ ----- ----- ----- ------ ------ ------- ------- -------- ----- ----- ----- ------
Separate Account
  Charge 1.55%     S  Pioneer AnnuiStar Plus   1.40% 0.15%                                                                 1.55%
                   S  Portfolio Architect Plus 1.40% 0.15%                                                                 1.55%
                   S  Scudder Advocate Rewards 1.40% 0.15%                                                                 1.55%

Separate Account
  Charge 1.70%     SU Pioneer AnnuiStar Plus   1.55% 0.15%                                                                 1.70%
                   SU Portfolio Architect Plus 1.55% 0.15%                                                                 1.70%
                   SU Scudder Advocate Rewards 1.55% 0.15%                                                                 1.70%

Separate Account
  Charge 1.75%     S  Pioneer AnnuiStar Plus   1.40% 0.15% 0.20%                                                           1.75%
                   S  Portfolio Architect Plus 1.40% 0.15% 0.20%                                                           1.75%
                   S  Scudder Advocate Rewards 1.40% 0.15% 0.20%                                                           1.75%

Separate Account
  Charge 1.80%     S  Pioneer AnnuiStar Plus   1.40% 0.15%                                       0.25%                     1.80%
                   S  Portfolio Architect Plus 1.40% 0.15%                                       0.25%                     1.80%
                   S  Scudder Advocate Rewards 1.40% 0.15%                                       0.25%                     1.80%

Separate Account
  Charge 1.90%     SU Pioneer AnnuiStar Plus   1.55% 0.15% 0.20%                                                           1.90%
                   R  Pioneer AnnuiStar Plus   1.75% 0.15%                                                                 1.90%
                   SU Portfolio Architect Plus 1.55% 0.15% 0.20%                                                           1.90%
                   R  Portfolio Architect Plus 1.75% 0.15%                                                                 1.90%
                   SU Scudder Advocate Rewards 1.55% 0.15% 0.20%                                                           1.90%
                   R  Scudder Advocate Rewards 1.75% 0.15%                                                                 1.90%

Separate Account
  Charge 1.95%     S  Pioneer AnnuiStar Plus   1.40% 0.15%        0.40%                                                    1.95%
                   SU Pioneer AnnuiStar Plus   1.55% 0.15%                                       0.25%                     1.95%
                   S  Portfolio Architect Plus 1.40% 0.15%        0.40%                                                    1.95%
                   SU Portfolio Architect Plus 1.55% 0.15%                                       0.25%                     1.95%
                   S  Scudder Advocate Rewards 1.40% 0.15%        0.40%                                                    1.95%
                   S  Scudder Advocate Rewards 1.40% 0.15%                                                          0.40%  1.95%
                   SU Scudder Advocate Rewards 1.55% 0.15%                                       0.25%                     1.95%

SEPARATE ACCOUNT                                                   TWELVE
--------------------------------------------------------------------------------------------------------------------------------
                                                                              Asset-based Charges
                                               ---------------------------------------------------------------------------------
                                                                                 Optional Features
                                                           --------------------------------------------------------------
                                                                        GMWB I         GMWB II                            Total
Separate Account  Dth
   Charge (1)     Ben         Product           M&E   ADM   ESP  GMWB I  PLUS  GMWB II   PLUS  GMWB III  GIS  GISP  GMAB  Charge
---------------   --- ------------------------ ----- ----- ----- ------ ------ ------- ------- -------- ----- ----- ----- ------
Separate Account
  Charge 2.00%     S  Pioneer AnnuiStar Plus   1.40% 0.15% 0.20%                                 0.25%                     2.00%
                   S  Portfolio Architect Plus 1.40% 0.15% 0.20%                                 0.25%                     2.00%
                   S  Scudder Advocate Rewards 1.40% 0.15% 0.20%                                 0.25%                     2.00%

Separate Account
  Charge 2.05%     S  Pioneer AnnuiStar Plus   1.40% 0.15%                                                          0.50%  2.05%
                   S  Pioneer AnnuiStar Plus   1.40% 0.15%                      0.50%                                      2.05%
                   S  Portfolio Architect Plus 1.40% 0.15%                                                          0.50%  2.05%
                   S  Portfolio Architect Plus 1.40% 0.15%                      0.50%                                      2.05%
                   S  Scudder Advocate Rewards 1.40% 0.15%                      0.50%                                      2.05%

Separate Account
  Charge 2.10%     SU Pioneer AnnuiStar Plus   1.55% 0.15%        0.40%                                                    2.10%
                   R  Pioneer AnnuiStar Plus   1.75% 0.15% 0.20%                                                           2.10%
                   SU Portfolio Architect Plus 1.55% 0.15%        0.40%                                                    2.10%
                   R  Portfolio Architect Plus 1.75% 0.15% 0.20%                                                           2.10%
                   S  Scudder Advocate Rewards 1.40% 0.15%               0.55%                                             2.10%
                   SU Scudder Advocate Rewards 1.55% 0.15%        0.40%                                                    2.10%
                   SU Scudder Advocate Rewards 1.55% 0.15%                                                          0.40%  2.10%
                   R  Scudder Advocate Rewards 1.75% 0.15% 0.20%                                                           2.10%

Separate Account
  Charge 2.15%     S  Pioneer AnnuiStar Plus   1.40% 0.15% 0.20%  0.40%                                                    2.15%
                   SU Pioneer AnnuiStar Plus   1.55% 0.15% 0.20%                                 0.25%                     2.15%
                   R  Pioneer AnnuiStar Plus   1.75% 0.15%                                       0.25%                     2.15%
                   S  Portfolio Architect Plus 1.40% 0.15% 0.20%  0.40%                                                    2.15%
                   SU Portfolio Architect Plus 1.55% 0.15% 0.20%                                 0.25%                     2.15%
                   R  Portfolio Architect Plus 1.75% 0.15%                                       0.25%                     2.15%
                   S  Scudder Advocate Rewards 1.40% 0.15% 0.20%  0.40%                                                    2.15%
                   S  Scudder Advocate Rewards 1.40% 0.15% 0.20%                                                    0.40%  2.15%
                   SU Scudder Advocate Rewards 1.55% 0.15% 0.20%                                 0.25%                     2.15%
                   R  Scudder Advocate Rewards 1.75% 0.15%                                       0.25%                     2.15%

Separate Account
  Charge 2.20%     SU Pioneer AnnuiStar Plus   1.55% 0.15%                                                          0.50%  2.20%
                   SU Pioneer AnnuiStar Plus   1.55% 0.15%                      0.50%                                      2.20%
                   SU Portfolio Architect Plus 1.55% 0.15%                                                          0.50%  2.20%
                   SU Portfolio Architect Plus 1.55% 0.15%                      0.50%                                      2.20%
                   S  Scudder Advocate Rewards 1.40% 0.15%                              0.65%                              2.20%
                   SU Scudder Advocate Rewards 1.55% 0.15%                      0.50%                                      2.20%

SEPARATE ACCOUNT                                                  TWELVE
--------------------------------------------------------------------------------------------------------------------------------
                                                                              Asset-based Charges
                                               ---------------------------------------------------------------------------------
                                                                                 Optional Features
                                                           --------------------------------------------------------------
                                                                        GMWB I         GMWB II                            Total
Separate Account  Dth
   Charge (1)     Ben         Product           M&E   ADM   ESP  GMWB I  PLUS  GMWB II   PLUS  GMWB III  GIS  GISP  GMAB  Charge
---------------   --- ------------------------ ----- ----- ----- ------ ------ ------- ------- -------- ----- ----- ----- ------
Separate Account
  Charge 2.25%     S  Pioneer AnnuiStar Plus   1.40% 0.15% 0.20%                                                    0.50%  2.25%
                   S  Pioneer AnnuiStar Plus   1.40% 0.15% 0.20%                0.50%                                      2.25%
                   S  Portfolio Architect Plus 1.40% 0.15% 0.20%                                                    0.50%  2.25%
                   S  Portfolio Architect Plus 1.40% 0.15% 0.20%                0.50%                                      2.25%
                   S  Scudder Advocate Rewards 1.40% 0.15% 0.20%                0.50%                                      2.25%
                   SU Scudder Advocate Rewards 1.55% 0.15%               0.55%                                             2.25%

Separate Account
  Charge 2.30%     SU Pioneer AnnuiStar Plus   1.55% 0.15% 0.20%  0.40%                                                    2.30%
                   R  Pioneer AnnuiStar Plus   1.75% 0.15%        0.40%                                                    2.30%
                   SU Portfolio Architect Plus 1.55% 0.15% 0.20%  0.40%                                                    2.30%
                   R  Portfolio Architect Plus 1.75% 0.15%        0.40%                                                    2.30%
                   S  Scudder Advocate Rewards 1.40% 0.15% 0.20%         0.55%                                             2.30%
                   SU Scudder Advocate Rewards 1.55% 0.15% 0.20%  0.40%                                                    2.30%
                   SU Scudder Advocate Rewards 1.55% 0.15% 0.20%                                                    0.40%  2.30%
                   R  Scudder Advocate Rewards 1.75% 0.15%        0.40%                                                    2.30%
                   R  Scudder Advocate Rewards 1.75% 0.15%                                                          0.40%  2.30%

Separate Account
  Charge 2.35%     R  Pioneer AnnuiStar Plus   1.75% 0.15% 0.20%                                 0.25%                     2.35%
                   R  Portfolio Architect Plus 1.75% 0.15% 0.20%                                 0.25%                     2.35%
                   SU Scudder Advocate Rewards 1.55% 0.15%                              0.65%                              2.35%
                   R  Scudder Advocate Rewards 1.75% 0.15% 0.20%                                 0.25%                     2.35%

Separate Account
  Charge 2.40%     SU Pioneer AnnuiStar Plus   1.55% 0.15% 0.20%                                                    0.50%  2.40%
                   SU Pioneer AnnuiStar Plus   1.55% 0.15% 0.20%                0.50%                                      2.40%
                   R  Pioneer AnnuiStar Plus   1.75% 0.15%                                                          0.50%  2.40%
                   R  Pioneer AnnuiStar Plus   1.75% 0.15%                      0.50%                                      2.40%
                   SU Portfolio Architect Plus 1.55% 0.15% 0.20%                                                    0.50%  2.40%
                   SU Portfolio Architect Plus 1.55% 0.15% 0.20%                0.50%                                      2.40%
                   R  Portfolio Architect Plus 1.75% 0.15%                                                          0.50%  2.40%
                   R  Portfolio Architect Plus 1.75% 0.15%                      0.50%                                      2.40%
                   S  Scudder Advocate Rewards 1.40% 0.15% 0.20%                        0.65%                              2.40%
                   SU Scudder Advocate Rewards 1.55% 0.15% 0.20%                0.50%                                      2.40%
                   R  Scudder Advocate Rewards 1.75% 0.15%                      0.50%                                      2.40%

SEPARATE ACCOUNT                                                   TWELVE
--------------------------------------------------------------------------------------------------------------------------------
                                                                              Asset-based Charges
                                               ---------------------------------------------------------------------------------
                                                                                 Optional Features
                                                           --------------------------------------------------------------
                                                                        GMWB I         GMWB II                            Total
Separate Account  Dth
   Charge (1)     Ben         Product           M&E   ADM   ESP  GMWB I  PLUS  GMWB II   PLUS  GMWB III  GIS  GISP  GMAB  Charge
---------------   --- ------------------------ ----- ----- ----- ------ ------ ------- ------- -------- ----- ----- ----- ------
Separate Account
  Charge 2.50%     R  Pioneer AnnuiStar Plus   1.75% 0.15% 0.20%  0.40%                                                    2.50%
                   R  Portfolio Architect Plus 1.75% 0.15% 0.20%  0.40%                                                    2.50%
                   R  Scudder Advocate Rewards 1.75% 0.15% 0.20%  0.40%                                                    2.50%
                   R  Scudder Advocate Rewards 1.75% 0.15% 0.20%                                                    0.40%  2.50%

Separate Account
  Charge 2.55%     SU Scudder Advocate Rewards 1.55% 0.15% 0.20%                        0.65%                              2.55%
                   R  Scudder Advocate Rewards 1.75% 0.15%                              0.65%                              2.55%

Separate Account
  Charge 2.60%     R  Pioneer AnnuiStar Plus   1.75% 0.15% 0.20%                                                    0.50%  2.60%
                   R  Pioneer AnnuiStar Plus   1.75% 0.15% 0.20%                0.50%                                      2.60%
                   R  Portfolio Architect Plus 1.75% 0.15% 0.20%                                                    0.50%  2.60%
                   R  Portfolio Architect Plus 1.75% 0.15% 0.20%                0.50%                                      2.60%
                   R  Scudder Advocate Rewards 1.75% 0.15% 0.20%                0.50%                                      2.60%

Separate Account
  Charge 2.65%     R  Scudder Advocate Rewards 1.75% 0.15% 0.20%         0.55%                                             2.65%

Separate Account
  Charge 2.75%     R  Scudder Advocate Rewards 1.75% 0.15% 0.20%                        0.65%                              2.75%

(1) Certain accumulation and annuity unit values may not be available through certain sub-accounts.

      For Contracts in the accumulation phase with a value of less than $100,000, an annual charge of $40 is assessed through the redemption of units and paid to The Company to cover administrative charges.

      A withdrawal charge will be applied to withdrawals from the contract and will be calculated as a percentage of the purchase payments and any purchase payment credits withdrawn. The maximum percentage is 8%, decreasing to 0% in contract year ten and later for all products.

      For a full explanation of product charges and associated product features and benefits, please refer to your product prospectus.

4. PORTFOLIO MERGERS, SUBSTITUTIONS, AND/OR LIQUIDATIONS

      Effective February 25, 2005, The Travelers Series Trust: MFS Emerging Growth Portfolio was merged into The Travelers Series Trust: MFS Mid Cap Growth Portfolio.

      Effective April 29, 2005, the Scudder Variable Series I: 21st Century Growth Portfolio - Class B was merged into the Scudder Variable Series II:
      Scudder Small Cap Growth Portfolio - Class B.

      Effective April 29, 2005, the Scudder Variable Series II: Scudder Growth Portfolio - Class B was merged into the Scudder Variable Series I: Capital Growth Portfolio - Class B.

      Effective April 29, 2005, the Scudder Variable Series II: SVS Eagle Focused Large Cap Growth Portfolio - Class B was merged into the Scudder Variable Series I: Capital Growth Portfolio - Class B.

      Effective April 29, 2005, the Scudder Variable Series II: SVS Focus Value & Growth Portfolio - Class B was merged into the Scudder Variable Series
      I: Growth & Income Portfolio - Class B.

      Effective September 19, 2005, the Scudder Variable Series II: SVS Index 500 Portfolio -Class B was merged into the Scudder Investments VIT Funds:
      Scudder VIT Equity 500 Index Fund Class B2.

5. STATEMENT OF INVESTMENTS

                                                                          FOR THE YEAR ENDED DECEMBER 31, 2005
                                                                    -------------------------------------------------
INVESTMENTS                                                           NO. OF       MARKET      COST OF      PROCEEDS
                                                                      SHARES       VALUE      PURCHASES    FROM SALES
                                                                    ----------  -----------  -----------  -----------
CAPITAL APPRECIATION FUND (0.7%)
    Total (Cost $4,238,066)                                             63,676  $ 4,984,576  $ 3,140,239  $   150,916
                                                                    ----------  -----------  -----------  -----------

HIGH YIELD BOND TRUST (0.4%)
    Total (Cost $2,866,542)                                            288,952    2,901,076    2,478,925      318,899
                                                                    ----------  -----------  -----------  -----------

MANAGED ASSETS TRUST (0.3%)
    Total (Cost $2,141,547)                                            130,916    2,251,754    1,481,308      301,834
                                                                    ----------  -----------  -----------  -----------

MONEY MARKET PORTFOLIO (1.9%)
    Total (Cost $13,922,017)                                        13,922,017   13,922,017   20,909,016   18,073,136
                                                                    ----------  -----------  -----------  -----------

AIM VARIABLE INSURANCE FUNDS (1.6%)
  AIM V.I. Capital Appreciation Fund - Series II (Cost $5,599,965)     265,218    6,479,276    1,427,275      953,871
  AIM V.I. Mid Cap Core Equity Fund - Series II (Cost $3,846,746)      310,444    4,197,207    1,005,896      510,373
  AIM V.I. Utilities Fund (Cost $1,241,653)                             77,593    1,383,483      924,920      124,249
                                                                    ----------  -----------  -----------  -----------
    Total (Cost $10,688,364)                                           653,255   12,059,966    3,358,091    1,588,493
                                                                    ----------  -----------  -----------  -----------

ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC. (0.2%)
  AllianceBernstein Large-Cap Growth Portfolio - Class B

    Total (Cost $1,265,207)                                             59,802    1,587,135      161,471      126,794
                                                                    ----------  -----------  -----------  -----------

AMERICAN FUNDS INSURANCE SERIES (9.0%)
  Global Growth Fund - Class 2 Shares (Cost $7,940,807)                493,518    9,633,477    3,642,331      796,531
  Growth Fund - Class 2 Shares (Cost $24,649,623)                      504,024   29,727,363   11,578,744      402,526
  Growth-Income Fund - Class 2 Shares (Cost $24,476,024)               699,977   26,683,132   11,915,048      658,667
                                                                    ----------  -----------  -----------  -----------
    Total (Cost $57,066,454)                                         1,697,519   66,043,972   27,136,123    1,857,724
                                                                    ----------  -----------  -----------  -----------

CREDIT SUISSE TRUST (0.6%)
  Credit Suisse Trust Emerging Markets Portfolio (Cost $2,743,152)     219,863    3,698,092    1,399,005      236,409
  Credit Suisse Trust Global Small Cap Portfolio (Cost $520,441)        48,611      629,511      271,758      109,449
                                                                    ----------  -----------  -----------  -----------
    Total (Cost $3,263,593)                                            268,474    4,327,603    1,670,763      345,858
                                                                    ----------  -----------  -----------  -----------

DELAWARE VIP TRUST (1.0%)
  Delaware VIP REIT Series - Standard Class
    Total (Cost $6,812,939)                                            408,921    7,675,438    3,859,885      756,753
                                                                    ----------  -----------  -----------  -----------

DREYFUS INVESTMENT PORTFOLIO (0.8%)
  Dreyfus MidCap Stock Portfolio - Service Shares
    Total (Cost $5,151,218)                                            314,665    5,997,515    1,673,283      553,679
                                                                    ----------  -----------  -----------  -----------

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (0.0%)
  Dreyfus Socially Responsible Growth Fund, Inc.-
    Service Shares
    Total (Cost $163,095)                                                6,862      177,717       83,726        4,506
                                                                    ----------  -----------  -----------  -----------

DREYFUS VARIABLE INVESTMENT FUND (1.0%)
  Dreyfus VIF - Appreciation Portfolio - Initial Shares
    (Cost $1,758,804)                                                   51,210    1,900,400      474,563      177,215
  Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
    (Cost $4,438,581)                                                  115,842    5,092,421    1,493,023      309,168
                                                                     ---------   ----------   ----------   ----------
    Total (Cost $6,197,385)                                            167,052    6,992,821    1,967,586      486,383
                                                                     ---------   ----------   ----------   ----------

  FAM VARIABLE SERIES FUNDS, INC. (1.4%)
    Mercury Global Allocation V.I. Fund - Class III
      (Cost $6,394,190)                                                548,840    6,833,061    4,759,365       84,639
    Mercury Value Opportunities V.I. Fund - Class III
      (Cost $4,811,725)                                                596,315    3,560,000    3,602,831      196,165
                                                                    ----------  -----------  -----------  -----------
      Total (Cost $11,205,915)                                       1,145,155   10,393,061    8,362,196      280,804
                                                                    ----------  -----------  -----------  -----------

                                                                                          FOR THE YEAR ENDED DECEMBER 31, 2005
                                                                                       -------------------------------------------

                                                                                        NO. OF      MARKET    COST OF   PROCEEDS
INVESTMENTS                                                                             SHARES      VALUE     PURCHASES FROM SALES
                                                                                       --------- ----------- ---------- ----------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (6.9%)
  Franklin Rising Dividends Securities Fund - Class 2 Shares (Cost $12,368,805)          760,651 $13,570,009 $2,946,873 $1,288,405
  Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares (Cost $5,344,858)       300,301   6,114,123  1,492,714    476,000
  Mutual Shares Securities Fund - Class 2 Shares (Cost $3,647,811)                       233,669   4,245,758  1,472,445    191,259
  Templeton Developing Markets Securities Fund - Class 2 Shares (Cost $4,716,802)        568,704   6,198,878  2,698,291    414,621
  Templeton Foreign Securities Fund - Class 2 Shares (Cost $9,124,674)                   684,134  10,686,175  4,543,133    425,421
  Templeton Growth Securities Fund - Class 2 Shares (Cost $8,274,593)                    678,501   9,370,094  5,020,036    143,783
                                                                                       --------- ----------- ---------- ----------
    Total (Cost $43,477,543)                                                           3,225,960  50,185,037 18,173,492  2,939,489
                                                                                       --------- ----------- ---------- ----------

GREENWICH STREET SERIES FUND (3.3%)
  Equity Index Portfolio - Class II Shares (Cost $7,790,329)                             281,507   8,557,812  2,601,488    733,276
  Salomon Brothers Variable Aggressive Growth Fund - Class I Shares (Cost $4,956,966)    241,225   5,627,769  2,228,580    226,449
  Salomon Brothers Variable Aggressive Growth Fund - Class II Shares (Cost $7,004,443)   354,718   8,186,886  1,512,059  1,145,145
  Salomon Brothers Variable Growth & Income Fund - Class I Shares (Cost $1,383,099)      304,186   1,542,221    281,874     81,579
                                                                                       --------- ----------- ---------- ----------
    Total (Cost $21,134,837)                                                           1,181,636  23,914,688  6,624,001  2,186,449
                                                                                       --------- ----------- ---------- ----------

JANUS ASPEN SERIES (0.4%)
  Balanced Portfolio - Service Shares (Cost $735,872)                                     31,215     830,956     84,054    237,222
  Global Life Sciences Portfolio - Service Shares (Cost $618,918)                         85,824     758,686     77,240    139,629
  Global Technology Portfolio - Service Shares (Cost $722,490)                           217,128     859,828    234,705    165,373
  Worldwide Growth Portfolio - Service Shares (Cost $328,077)                             13,417     372,465     22,304     57,977
                                                                                       --------- ----------- ---------- ----------
    Total (Cost $2,405,357)                                                              347,584   2,821,935    418,303    600,201
                                                                                       --------- ----------- ---------- ----------

LAZARD RETIREMENT SERIES, INC. (0.5%)
  Lazard Retirement Small Cap Portfolio
    Total (Cost $3,395,936)                                                              219,331   3,577,288  1,672,049    411,339
                                                                                       --------- ----------- ---------- ----------

LORD ABBETT SERIES FUND, INC. (2.2%)
  Growth and Income Portfolio (Cost $7,554,287)                                          291,730   7,631,644  4,924,528    408,827
  Mid-Cap Value Portfolio (Cost $8,151,281)                                              410,082   8,648,625  5,313,973    456,514
                                                                                       --------- ----------- ---------- ----------
    Total (Cost $15,705,568)                                                             701,812  16,280,269 10,238,501    865,341
                                                                                       --------- ----------- ---------- ----------

OPPENHEIMER VARIABLE ACCOUNT FUNDS (2.1%)
  Oppenheimer Capital Appreciation Fund/VA - Service Shares (Cost $5,285,168)            152,324   5,823,329  2,173,224  1,512,663
  Oppenheimer Global Securities Fund/VA - Service Shares (Cost $7,163,447)               272,371   9,031,815  2,276,683    568,848
  Oppenheimer Main Street Fund/VA - Service Shares (Cost $594,771)                        29,657     641,480    426,044    161,427
                                                                                       --------- ----------- ---------- ----------
    Total (Cost $13,043,386)                                                             454,352  15,496,624  4,875,951  2,242,938
                                                                                       --------- ----------- ---------- ----------

PIMCO VARIABLE INSURANCE TRUST (2.6%)
  Real Return Portfolio - Administrative Class (Cost $6,306,278)                         493,003   6,256,202  3,272,800    284,970
  Total Return Portfolio - Administrative Class (Cost $12,905,397)                     1,234,916  12,645,536  5,942,413    496,671
                                                                                       --------- ----------- ---------- ----------
    Total (Cost $19,211,675)                                                           1,727,919  18,901,738  9,215,213    781,641
                                                                                       --------- ----------- ---------- ----------

PIONEER VARIABLE CONTRACTS TRUST (22.0%)
  Pioneer  AmPac Growth VCT Portfolio - Class II (Cost $810,308)                          82,494     843,086    279,742     83,087
  Pioneer America Income VCT Portfolio - Class II Shares (Cost $10,507,957)            1,037,252  10,216,933  4,751,640  1,794,367
  Pioneer Balanced VCT Portfolio - Class II Shares (Cost $5,531,104)                     396,613   5,818,311  1,365,270  1,868,472
  Pioneer Cullen Value VCT Portfolio - Class II Shares (Cost $1,923,011)                 186,152   2,045,815  1,973,036     51,696
  Pioneer Emerging Markets VCT Portfolio - Class II Shares (Cost $5,287,997)             269,771   7,510,436  2,983,251    870,832
  Pioneer Equity Income VCT Portfolio - Class II Shares (Cost $11,465,831)               607,716  12,986,894  3,077,354    894,061
  Pioneer Equity Opportunity VCT Portfolio - Class II Shares (Cost $35,743)                3,354      36,157     71,559     35,924
  Pioneer Europe VCT Portfolio - Class II Shares (Cost $408,788)                          42,971     481,271    259,111    147,473
  Pioneer Fund VCT Portfolio - Class II Shares (Cost $11,866,222)                        633,445  13,612,732  3,048,696  5,685,977
  Pioneer Global High Yield VCT Portfolio - Class II Shares (Cost $1,212,148)            121,284   1,215,266  1,250,983     38,667

                                                                                           FOR THE YEAR ENDED DECEMBER 31, 2005
                                                                                      ---------------------------------------------

                                                                                        NO. OF      MARKET    COST OF     PROCEEDS
INVESTMENTS                                                                              SHARES      VALUE    PURCHASES  FROM SALES
                                                                                      ---------- ----------- ---------- -----------
PIONEER VARIABLE CONTRACTS TRUST (CONTINUED)

  Pioneer Growth Shares VCT Portfolio - Class II Shares (Cost $3,691,443)                309,864 $ 4,090,203 $  902,657 $ 2,191,614
  Pioneer High Yield VCT Portfolio - Class II Shares (Cost $24,558,878)                2,190,361  23,831,126 11,859,381  21,241,615
  Pioneer Ibbotson Aggressive Allocation VCT Portfolio - Class II Shares
    (Cost $907,844)                                                                       87,560     961,414    967,268      61,184
  Pioneer Ibbotson Growth Allocation VCT Portfolio - Class II Shares
    (Cost $5,621,421)                                                                    544,750   5,872,407  6,075,095     460,025
  Pioneer Ibbotson Moderate Allocation VCT Portfolio - Class II Shares
    (Cost $12,974,466)                                                                 1,258,233  13,375,019 13,162,681     192,307
  Pioneer International Value VCT Portfolio - Class II Shares (Cost $1,961,809)          182,837   2,492,073    999,526   1,279,833
  Pioneer Mid Cap Value VCT Portfolio - Class II Shares (Cost $10,464,335)               480,507  11,878,131  3,981,785   1,422,414
  Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class II Shares
    (Cost $3,222,888)                                                                    301,116   3,607,371  1,883,556     386,962
  Pioneer Real Estate Shares VCT Portfolio - Class II Shares (Cost $6,763,670)           326,373   8,515,081  2,504,516   1,201,152
  Pioneer Small and Mid Cap Growth VCT Portfolio - Class II (Cost $1,341,370)            126,113   1,433,905    774,181     347,570
  Pioneer Small Cap Value VCT Portfolio - Class II Shares (Cost $5,996,101)              456,751   7,339,981  1,710,896     800,366
  Pioneer Small Company VCT Portfolio - Class II Shares (Cost $1,449,570)                126,371   1,479,804    574,520     222,391
  Pioneer Strategic Income VCT Portfolio - Class II Shares (Cost $15,102,517)          1,383,718  14,888,802  5,412,437     886,222
  Pioneer Value VCT Portfolio - Class II Shares (Cost $6,039,640)                        481,607   6,703,973  2,170,404     482,728
                                                                                      ---------- ----------- ---------- -----------
    Total (Cost $149,145,061)                                                         11,637,213 161,236,191 72,039,545  42,646,939
                                                                                      ---------- ----------- ---------- -----------

PUTNAM VARIABLE TRUST (1.0%)
  Putnam VT International Equity Fund - Class IB Shares (Cost $199,327)                   16,308     265,172     10,066      37,087
  Putnam VT Small Cap Value Fund - Class IB Shares (Cost $6,213,941)                     308,612   7,076,483  3,425,204     331,650
                                                                                      ---------- ----------- ---------- ------------
    Total (Cost $6,413,268)                                                              324,920   7,341,655  3,435,270     368,737
                                                                                      ---------- ----------- ---------- ------------

SALOMON BROTHERS VARIABLE SERIES FUNDS INC. (2.3%)
  All Cap Fund - Class I (Cost $3,353,004)                                               210,308   3,648,848  1,308,959     335,822
  Investors Fund - Class I (Cost $1,881,826)                                             149,127   2,168,302    367,435     257,200
  Large Cap Growth Fund - Class I (Cost $2,245,139)                                      197,515   2,433,387    293,252     180,632
  Salomon Brothers Variable All Cap Fund - Class II (Cost $14,609)                           854      14,827     14,668          59
  Small Cap Growth Fund - Class I (Cost $4,093,482)                                      324,662   4,428,393  1,690,558     350,166
  Total Return Fund - Class II (Cost $4,107,251)                                         374,978   4,304,748    872,925     768,994
                                                                                      ---------- ----------- ---------- -----------
    Total (Cost $15,695,311)                                                           1,257,444  16,998,505  4,547,797   1,892,873
                                                                                      ---------- ----------- ---------- -----------

SCUDDER INVESTMENTS VIT FUNDS (1.6%)
  Scudder Real Estate Securities Portfolio - Class B (Cost $4,863,187)                   331,766   5,504,004  2,324,685     348,204
  Scudder VIT Equity 500 Index Fund - Class B2 (Cost $5,984,355)                         462,475   6,053,799  6,339,474     361,438
                                                                                      ---------- ----------- ---------- -----------
    Total (Cost $10,847,542)                                                             794,241  11,557,803  8,664,159     709,642
                                                                                      ---------- ----------- ---------- -----------

SCUDDER VARIABLE SERIES I (2.4%)
  21st Century Growth Portfolio - Class B (Cost $0)                                            -           -     67,653     531,657
  Capital Growth Portfolio - Class B (Cost $5,127,795)                                   340,982   5,731,902  3,843,590     203,729
  Global Discovery Portfolio - Class B (Cost $2,502,534)                                 211,735   3,142,148  1,406,121     336,952
  Growth and Income Portfolio - Class B (Cost $3,193,641)                                364,652   3,529,832  2,234,098     943,549
  Health Sciences Portfolio - Class B (Cost $2,101,938)                                  181,515   2,336,098  1,208,956     700,303
  International Portfolio - Class B (Cost $2,406,954)                                    278,838   3,017,027    929,090     318,097
  SVS I Scudder Bond Portfolio - Class B (Cost $58,900)                                    8,502      59,261     59,199         300
                                                                                      ---------- ----------- ---------- -----------
    Total (Cost $15,391,762)                                                           1,386,224  17,816,268  9,748,707   3,034,587
                                                                                      ---------- ----------- ---------- -----------

SCUDDER VARIABLE SERIES II (18.0%)
  Scudder Blue Chip Portfolio - Class B (Cost $4,998,024)                                367,715   5,453,208  7,609,646   5,635,000
  Scudder Conservative Income Strategy Portfolio - Class B (Cost $1,126,809)             106,885   1,159,706  1,119,111      49,802
  Scudder Fixed Income Portfolio - Class B (Cost $6,985,658)                             591,863   6,972,148  1,901,381   1,166,279
  Scudder Global Blue Chip Portfolio - Class B (Cost $2,250,263)                         197,100   2,844,146  1,171,346     209,296
  Scudder Government & Agency Securities Portfolio - Class B (Cost $3,491,798)           285,652   3,493,528    828,124     601,080
  Scudder Growth & Income Strategy Portfolio - Class B (Cost $15,580,683)              1,444,838  16,427,804 12,710,761     288,662
  Scudder Growth Portfolio - Class B (Cost $0)                                                 -           -    209,507   1,310,373

                                                                                    FOR THE YEAR ENDED DECEMBER 31, 2005
                                                                               ------------------------------------------------

                                                                                 NO. OF      MARKET      COST OF     PROCEEDS
INVESTMENTS                                                                      SHARES      VALUE      PURCHASES   FROM SALES
                                                                               ----------  -----------  ----------  -----------
SCUDDER VARIABLE SERIES II (CONTINUED)
  Scudder Growth Strategy Portfolio - Class B (Cost $10,697,923)                  971,392  $11,336,149  $8,220,725  $   92,770
  Scudder High Income Portfolio - Class B (Cost $5,260,594)                       642,337    5,280,012   4,646,353   3,102,757
  Scudder Income & Growth Strategy Portfolio - Class B (Cost $5,343,773)          499,790    5,547,672   4,162,182     399,860
  Scudder International Select Equity Portfolio - Class B (Cost $5,099,054)       482,550    6,374,481   1,472,547     416,049
  Scudder Mercury Large Cap Core Portfolio (Cost $722,350)                         66,178      770,974     742,676      21,483
  Scudder Mid-Cap Growth Portfolio - Class B (Cost $526,696)                       54,435      609,128     244,188      52,221
  Scudder Money Market Portfolio - Class B (Cost $4,564,577)                    4,564,577    4,564,577  14,686,843  16,136,324
  Scudder Salomon Aggressive Growth Portfolio (Cost $429,741)                      50,856      526,872     117,383      48,373
  Scudder Small Cap Growth Portfolio - Class B (Cost $3,228,204)                  277,308    3,693,749   1,485,668     299,559
  Scudder Strategic Income Portfolio - Class B (Cost $4,760,521)                  421,372    4,816,283   2,705,236     678,689
  Scudder Technology Growth Portfolio - Class B (Cost $1,605,263)                 192,540    1,773,295     880,202     562,718
  Scudder Templeton Foreign Value Portfolio (Cost $909,724)                        85,108      972,787     917,960       8,551
  Scudder Total Return Portfolio - Class B (Cost $3,763,445)                      173,301    3,937,405   2,635,824   1,874,079
  SVS Davis Venture Value Portfolio - Class B (Cost $10,304,147)                  949,903   11,845,285   4,723,389   1,949,777
  SVS Dreman Financial Services Portfolio - Class B (Cost $1,651,373)             133,360    1,773,693     385,996      93,354
  SVS Dreman High Return Equity Portfolio - Class B (Cost $8,758,088)             733,630    9,823,311   4,576,522   1,776,347
  SVS Dreman Small Cap Value Portfolio - Class B (Cost $7,421,044)                426,873    8,507,576   2,852,692     354,854
  SVS Eagle Focused Large Cap Growth Portfolio - Class B (Cost $0)                      -            -      72,662   1,879,455
  SVS Focus Value & Growth Portfolio - Class B (Cost $0)                                -            -      62,976     601,827
  SVS II Scudder Large Cap Value Portfolio - Class B (Cost $3,639,221)            250,703    3,958,594     920,983     368,686
  SVS Index 500 Portfolio - Class B (Cost $0)                                           -            -   1,971,584   8,189,980
  SVS Janus Growth And Income Portfolio - Class B (Cost $1,927,686)               210,715    2,311,538     657,894     651,132
  SVS Janus Growth Opportunities Portfolio - Class B (Cost $286,294)               41,947      346,898      60,489      44,375
  SVS MFS Strategic Value Portfolio - Class B (Cost $1,682,896)                   159,363    1,709,966     413,678     163,818
  SVS Oak Strategic Equity Portfolio - Class B (Cost $2,204,764)                  341,780    2,248,910     481,701     273,558
  SVS Turner Mid Cap Growth Portfolio - Class B (Cost $1,734,688)                 194,086    2,111,659     502,540     246,698
                                                                               ----------  -----------  ----------  -----------
    Total (Cost $120,955,301)                                                  14,918,157  131,191,354  86,150,769  49,547,786
                                                                               ----------  -----------  ----------  -----------

THE ALGER AMERICAN FUND (0.7%)
  Alger American Balanced Portfolio - Class S Shares (Cost $3,294,828)            250,174    3,655,043     830,056     273,495
  Alger American Leveraged AllCap Portfolio - Class S Shares (Cost $1,046,783)     36,285    1,249,658     374,864     111,088
                                                                               ----------  -----------  ----------  -----------
    Total (Cost $4,341,611)                                                       286,459    4,904,701   1,204,920     384,583
                                                                               ----------  -----------  ----------  -----------

THE TRAVELERS SERIES TRUST (10.3%)
  AIM Capital Appreciation Portfolio (Cost $1,172,310)                            116,894    1,357,138     388,683     342,375
  Convertible Securities Portfolio (Cost $3,143,890)                              261,426    3,097,903   1,080,542     434,979
  Disciplined Mid Cap Stock Portfolio (Cost $2,532,651)                           139,288    3,058,764     567,731     303,417
  Equity Income Portfolio (Cost $4,592,591)                                       280,935    4,966,926   1,716,485     311,726
  Federated High Yield Portfolio (Cost $2,868,261)                                330,560    2,922,147   1,266,567     278,855
  Federated Stock Portfolio (Cost $461,101)                                        29,799      519,701      83,568      37,097
  Large Cap Portfolio (Cost $1,834,615)                                           139,386    2,110,303     644,958     202,088
  Managed Allocation Series: Aggressive Portfolio (Cost $828,464)                  78,038      877,146     845,461      18,032
  Managed Allocation Series: Conservative Portfolio (Cost $808,699)                78,389      810,545     810,278       1,584
  Managed Allocation Series: Moderate Portfolio (Cost $2,734,381)                 260,491    2,813,307   2,798,643      65,087
  Managed Allocation Series: Moderate-Aggressive Portfolio (Cost $4,419,777)      418,573    4,570,822   4,460,224      41,698
  Managed Allocation Series: Moderate-Conservative Portfolio (Cost $78,084)         7,492       79,264      78,305         224
  Mercury Large Cap Core Portfolio (Cost $3,668,270)                              407,928    4,136,392   2,552,335     126,860
  MFS Emerging Growth Portfolio (Cost $0)                                               -            -     209,702   1,420,782
  MFS Mid Cap Growth Portfolio (Cost $3,508,868)                                  480,892    3,890,414   1,938,909     413,296
  MFS Total Return Portfolio (Cost $20,737,896)                                 1,237,299   20,341,195  10,164,051     476,442
  MFS Value Portfolio (Cost $2,837,120)                                           231,876    2,884,543   2,034,544     129,503
  Mondrian International Stock Portfolio (Cost $1,836,321)                        167,992    2,099,906   1,124,296     157,074
  Pioneer Fund Portfolio (Cost $628,737)                                           54,567      695,728     423,707      50,962

                                                                                 FOR THE YEAR ENDED DECEMBER 31, 2005
                                                                            -----------------------------------------------
                                                                             NO. OF      MARKET      COST OF     PROCEEDS
INVESTMENTS                                                                  SHARES       VALUE     PURCHASES   FROM SALES
                                                                            ---------  ----------   ----------  -----------
THE TRAVELERS SERIES TRUST (CONTINUED)
  Pioneer Mid Cap Value Portfolio (Cost $16,378)                                1,518  $    16,363  $   16,463  $       84
  Pioneer Strategic Income Portfolio (Cost $5,270,512)                        550,037    5,131,842   5,850,182   1,083,540
  Strategic Equity Portfolio (Cost $923,884)                                   58,973    1,049,136     173,980     145,601
  Style Focus Series: Small Cap Growth Portfolio (Cost $81,868)                 7,343       83,121      82,520         671
  Style Focus Series: Small Cap Value Portfolio (Cost $13,407)                  1,207       13,508      13,703         299
  Travelers Quality Bond Portfolio (Cost $5,930,118)                          524,065    5,874,771   1,789,581     463,616
  U.S. Government Securities Portfolio (Cost $2,264,215)                      172,654    2,294,573   1,819,340      78,929
                                                                            ---------  -----------  ----------  -----------
    Total (Cost $73,192,418)                                                6,037,622   75,695,458  42,934,758   6,584,821
                                                                            ---------  -----------  ----------  -----------

TRAVELERS SERIES FUND INC. (0.4%)
  SB Adjustable Rate Income Portfolio - Class I Shares (Cost $2,430,118)      240,949    2,395,036   1,345,795     144,776
  Social Awareness Stock Portfolio (Cost $729,007)                             31,016      781,289     314,748      52,883
                                                                            ---------  -----------  ----------  -----------
    Total (Cost $3,159,125)                                                   271,965    3,176,325   1,660,543     197,659
                                                                            ---------  -----------  ----------  -----------

VAN KAMPEN LIFE INVESTMENT TRUST (0.9%)
  Comstock Portfolio - Class II Shares (Cost $6,283,086)                      497,721    6,793,886   3,949,067     222,587
  Enterprise Portfolio - Class II Shares (Cost $90,752)                         7,222      105,446      19,656      44,019
                                                                            ---------  -----------  ----------  -----------
    Total (Cost $6,373,838)                                                   504,943    6,899,332   3,968,723     266,606
                                                                            ---------  -----------  ----------  -----------

VARIABLE INSURANCE PRODUCTS FUND (3.5%)
  Contrafund(R) Portfolio - Service Class 2 (Cost $8,421,104)                 335,223   10,287,996   4,283,014     404,895
  Dynamic Capital Appreciation Portfolio - Service Class 2 (Cost $416,999)     61,255      525,569     140,211     103,507
  Mid Cap Portfolio - Service Class 2 (Cost $11,467,670)                      412,232   14,292,078   6,389,433     387,932
                                                                            ---------  -----------  ----------  -----------
    Total (Cost $20,305,773)                                                  808,710   25,105,643  10,812,658     896,334
                                                                            ---------  -----------  ----------  -----------

                                      -120-

6. FINANCIAL HIGHLIGHTS

                                          YEAR            UNIT VALUE     NET    INVESTMENT (1)  EXPENSE RATIO (2)   TOTAL RETURN (3)
                                         ENDED   UNITS    LOWEST TO     ASSETS      INCOME          LOWEST TO           LOWEST TO
                                        DEC 31  (000S)   HIGHEST ($)   ($000S)     RATIO (%)       HIGHEST (%)         HIGHEST (%)
                                        ------  ------  -------------  -------  --------------  -----------------  -----------------
CAPITAL APPRECIATION FUND                2005    3,234  1.345 - 1.666    4,984               -        1.55 - 2.60       3.06 - 17.98
                                         2004    1,027  1.169 - 1.432    1,457               -        1.55 - 2.50       0.43 - 23.52
                                         2003      285  1.210 - 1.217      346            0.10        1.55 - 2.30       6.49 - 16.02

HIGH YIELD BOND TRUST                    2005    2,744  1.044 - 1.070    2,901            0.01        1.55 - 2.60      (1.14) - 3.82
                                         2004      652  1.056 - 1.078      693           11.98        1.55 - 2.50        0.95 - 6.85

MANAGED ASSETS TRUST                     2005    2,085  1.072 - 1.092    2,252            0.02        1.55 - 2.60        1.52 - 2.98
                                         2004      931  1.056 - 1.073      987            4.70        1.55 - 2.30        6.24 - 9.98

MONEY MARKET PORTFOLIO                   2005   14,012  0.977 - 1.004   13,945            2.89        1.55 - 2.60        0.30 - 1.31
                                         2004   11,267  0.973 - 0.996   11,096            1.09        1.55 - 2.50    (1.52) - (0.20)
                                         2003    4,684  0.988 - 0.994    4,652            0.40        1.55 - 2.50    (0.90) - (0.50)
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Capital Appreciation
      Fund - Series II                   2005    4,772  1.118 - 1.371    6,479               -        1.55 - 2.50       5.86 - 12.88
                                         2004    4,273  1.054 - 1.283    5,456               -        1.55 - 2.50        2.42 - 7.11
                                         2003    1,313  1.217 - 1.225    1,606               -        1.55 - 2.50       8.64 - 15.35

AIM V.I. Mid Cap Core Equity Fund
   - Series II                           2005    2,898  1.115 - 1.470    4,197            0.30        1.55 - 2.50        3.10 - 7.81
                                         2004    2,579  1.065 - 1.391    3,560            0.03        1.55 - 2.50       6.27 - 11.82
                                         2003      935  1.237 - 1.244    1,161              -         1.55 - 2.50       7.74 - 13.30

   AIM V.I. Utilities Fund               2005      943  1.109 - 1.496    1,383            3.59        1.55 - 2.65     (3.92) - 15.08
                                         2004      384  1.199 - 1.300      494            1.02        1.55 - 2.65       2.65 - 22.21
                                         2003       74  1.064 - 1.066       79            1.78        1.95 - 2.30       7.04 - 12.11
ALLIANCEBERNSTEIN VARIABLE PRODUCT
SERIES FUND, INC.
      AllianceBernstein Large-Cap
         Growth Portfolio - Class B
                                         2005    1,159  1.186 - 1.383    1,587               -        1.55 - 2.50      11.96 - 22.48
                                         2004    1,102  1.060 - 1.223    1,341               -        1.55 - 2.50       4.54 - 11.48
                                         2003      390  1.141 - 1.146      446               -        1.55 - 2.30       6.32 - 11.30
AMERICAN FUNDS INSURANCE SERIES
   Global Growth Fund -
      Class 2 Shares                     2005    6,136  1.236 - 1.657    9,633            0.71        1.55 - 2.60      11.23 - 12.77
                                         2004    3,899  1.113 - 1.475    5,687            0.40        1.55 - 2.50       3.82 - 12.21
                                         2003      952  1.313 - 1.320    1,253            0.03        1.55 - 2.30       1.85 - 19.80

   Growth Fund - Class 2 Shares          2005   19,615  1.228 - 1.596   29,726            0.80        1.55 - 2.60      13.33 - 16.76
                                         2004   10,831  1.086 - 1.395   14,959            0.27        1.55 - 2.50       3.43 - 10.80
                                         2003    2,243  1.251 - 1.259    2,817            0.20        1.55 - 2.50       3.97 - 17.16

   Growth-Income Fund - Class 2
      Shares                             2005   19,719  1.097 - 1.423   26,682            1.55        1.55 - 2.60        2.11 - 9.11
                                         2004   10,637  1.065 - 1.366   14,361            1.41        1.55 - 2.50        2.70 - 8.67
                                         2003    2,514  1.249 - 1.257    3,151            1.74        1.55 - 2.50       7.63 - 21.10
CREDIT SUISSE TRUST
   Credit Suisse Trust Emerging
      Markets Portfolio                  2005    1,943  1.215 - 2.049    3,698            0.74        1.55 - 2.65       0.33 - 27.21
                                         2004    1,220  1.161 - 1.626    1,875            0.46        1.55 - 2.65      16.51 - 28.86
                                         2003       48  1.317 - 1.322       63               -        1.55 - 2.30       4.35 - 22.15

   Credit Suisse Trust Global
      Small Cap Portfolio                2005      399  1.120 - 1.649      629               -        1.55 - 2.65       0.27 - 14.36
                                         2004      284  1.129 - 1.442      394               -        1.55 - 2.65       3.48 - 15.75
                                         2003       27  1.236 - 1.238       34               -        1.95 - 2.30      15.70 - 25.97
DELAWARE VIP TRUST
   Delaware VIP REIT Series -
      Standard Class                     2005    4,584  1.257 - 1.726    7,675            1.65        1.55 - 2.60     (1.18) - 13.33
                                         2004    2,736  1.290 - 1.635    4,437            1.24        1.55 - 2.50      14.63 - 29.35
                                         2003      668  1.256 - 1.264      843               -        1.55 - 2.50       3.03 - 19.38

                                         YEAR            UNIT VALUE      NET    INVESTMENT (1)  EXPENSE RATIO (2)   TOTAL RETURN (3)
                                        ENDED    UNITS    LOWEST TO     ASSETS      INCOME          LOWEST TO           LOWEST TO
                                        DEC 31  (000S)   HIGHEST ($)   ($000S)     RATIO (%)       HIGHEST (%)         HIGHEST (%)
                                        ------  ------  -------------  -------  --------------  -----------------  -----------------
DREYFUS INVESTMENT PORTFOLIO
   Dreyfus MidCap Stock Portfolio
      - Service Shares                   2005    4,350  1.181 - 1.417    5,997               -        1.55 - 2.65     (0.25) - 14.74
                                         2004    3,418  1.114 - 1.321    4,425            0.30        1.55 - 2.65       2.82 - 15.92
                                         2003      767  1.168 - 1.174      898            0.31        1.55 - 2.50       2.98 - 17.10

DREYFUS SOCIALLY RESPONSIBLE GROWTH
   FUND, INC.
   Dreyfus Socially Responsible
      Growth Fund, Inc.-
      Service Shares                     2005      150  1.054 - 1.197      178               -        1.55 - 2.50        0.86 - 2.86
                                         2004       78  1.159 - 1.177       91            0.25        1.55 - 2.50        0.09 - 3.91
                                         2003       18          1.125       20               -        1.95 - 2.10        3.50 - 9.76
DREYFUS VARIABLE INVESTMENT FUND
   Dreyfus VIF - Appreciation
      Portfolio - Initial Shares         2005    1,556  1.039 - 1.245    1,900            0.02        1.55 - 2.60        0.87 - 3.16
                                         2004    1,270  1.197 - 1.212    1,530            2.04        1.55 - 2.30        2.31 - 4.69
                                         2003      613  1.167 - 1.171      717            2.87        1.55 - 2.10       1.74 - 15.19
   Dreyfus VIF - Developing
      Leaders Portfolio - Initial
      Shares                             2005    3,570  1.129 - 1.467    5,092               -        1.55 - 2.50       3.17 - 10.90
                                         2004    2,585  1.095 - 1.408    3,609            0.28        1.55 - 2.50       8.62 - 11.62
                                         2003      891  1.276 - 1.285    1,142            0.05        1.55 - 2.50       4.85 - 25.59
FAM VARIABLE SERIES FUNDS, INC.
   Mercury Global Allocation V.I.
      Fund - Class III                   2005    5,290  1.197 - 1.316    6,833            3.25        1.55 - 2.60        3.81 - 9.63
                                         2004    1,458  1.116 - 1.213    1,756           12.20        1.55 - 2.50       0.72 - 14.18

   Mercury Value Opportunities V.I.
      Fund - Class III                   2005    2,791  1.199 - 1.313    3,560            0.97        1.55 - 2.60       7.43 - 13.29
                                         2004    1,017  1.121 - 1.211    1,224               -        1.55 - 2.50       5.51 - 12.66
FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST
   Franklin Rising Dividends
      Securities Fund - Class 2
      Shares                             2005   10,170  1.083 - 1.353   13,569            0.90        1.55 - 2.50        0.84 - 4.86
                                         2004    8,803  1.072 - 1.329   11,625            0.63        1.55 - 2.50        5.09 - 9.29
                                         2003    2,494  1.208 - 1.216    3,024            0.01        1.55 - 2.50      10.80 - 15.13

   Franklin Small-Mid Cap Growth
      Securities Fund - Class 2
      Shares                             2005    4,117  1.110 - 1.512    6,114               -        1.55 - 2.50        2.22 - 6.12
                                         2004    3,296  1.087 - 1.465    4,794               -        1.55 - 2.50       2.70 - 11.03
                                         2003    1,007  1.326 - 1.335    1,341               -        1.55 - 2.50       8.16 - 21.98

   Mutual Shares Securities Fund -
      Class 2 Shares                     2005    3,032  1.187 - 1.457    4,246            0.89        1.55 - 2.50       3.36 - 10.39
                                         2004    1,982  1.318 - 1.339    2,632            0.77        1.55 - 2.50       9.83 - 10.94
                                         2003      588  1.200 - 1.207      707            0.02        1.55 - 2.50       5.35 - 12.57
   Templeton Developing Markets
      Securities Fund - Class 2
      Shares                             2005    2,898  1.470 - 2.279    6,199            1.26        1.55 - 2.60      10.69 - 25.50
                                         2004    1,567  1.264 - 1.816    2,820            1.77        1.55 - 2.50      20.32 - 22.79
                                         2003      176  1.472 - 1.479      260            0.09        1.55 - 2.30      10.66 - 32.50
   Templeton Foreign Securities
      Fund - Class 2 Shares              2005    6,693  1.239 - 1.694   10,686            1.16        1.55 - 2.60       4.76 - 10.49
                                         2004    3,696  1.158 - 1.562    5,739            0.99        1.55 - 2.50       9.56 - 16.74
                                         2003      947  1.330 - 1.338    1,264            0.02        1.55 - 2.50      14.52 - 21.33
   Templeton Growth Securities
      Fund - Class 2 Shares              2005    6,180  1.186 - 1.626    9,370            1.01        1.55 - 2.60        1.69 - 9.31
                                         2004    2,604  1.121 - 1.517    3,901            1.21        1.55 - 2.50      10.88 - 14.23
                                         2003      659  1.319 - 1.328      873            0.02        1.55 - 2.50       2.47 - 18.47

                                         YEAR            UNIT VALUE      NET    INVESTMENT (1)  EXPENSE RATIO (2)   TOTAL RETURN (3)
                                         ENDED  UNITS     LOWEST TO     ASSETS      INCOME          LOWEST TO           LOWEST TO
                                        DEC 31  (000S)   HIGHEST ($)   ($000S)     RATIO (%)       HIGHEST (%)         HIGHEST (%)
                                        ------  ------  -------------  -------  --------------  -----------------  -----------------
GREENWICH STREET SERIES FUND
   Equity Index Portfolio -
      Class II Shares                    2005    6,558  1.089 - 1.350    8,557       1.35             1.55 - 2.50        1.70 - 5.37
                                         2004    4,922  1.072 - 1.316    6,410       2.02             1.55 - 2.50        7.56 - 8.94
                                         2003    1,436  1.204 - 1.212    1,736       2.05             1.55 - 2.50       5.41 - 19.82

   Salomon Brothers Variable
      Aggressive Growth Fund -
         Class I Shares                  2005    4,110  1.117 - 1.480    5,627          -             1.55 - 2.60       0.38 - 13.21
                                         2004    2,364  1.056 - 1.368    3,189          -             1.55 - 2.50       0.82 - 15.16
                                         2003      544  1.267 - 1.274      692          -             1.55 - 2.30       6.27 - 14.00
   Salomon Brothers Variable
      Aggressive Growth Fund -
         Class II Shares                 2005    5,744  1.112 - 1.453    8,186          -             1.55 - 2.50       6.94 - 17.18
                                         2004    5,307  1.325 - 1.346    7,099          -             1.55 - 2.50        2.37 - 7.08
                                         2003    2,029  1.249 - 1.257    2,544          -             1.55 - 2.50       4.59 - 14.84
   Salomon Brothers Variable
      Growth & Income Fund -
         Class I Shares                  2005    1,167  1.083 - 1.338    1,542       0.39             1.55 - 2.50        1.01 - 2.06
                                         2004      992  1.291 - 1.311    1,292       1.25             1.55 - 2.50       1.48 - 10.14
                                         2003      381  1.223 - 1.229      467       0.40             1.55 - 2.30       5.61 - 13.22
JANUS ASPEN SERIES
   Balanced Portfolio - Service
      Shares                             2005      679  1.206 - 1.237      831       1.98             1.55 - 2.50        4.96 - 6.00
                                         2004      812  1.149 - 1.167      942       2.54             1.55 - 2.50        4.41 - 6.67
                                         2003      486  1.088 - 1.094      530       1.85             1.55 - 2.50        3.32 - 7.61
   Global Life Sciences Portfolio
      - Service Shares                   2005      519  1.446 - 1.483      759          -             1.55 - 2.50       9.63 - 10.67
                                         2004      554  1.319 - 1.340      736          -             1.55 - 2.50       0.23 - 12.42
                                         2003      163  1.186 - 1.192      193          -             1.55 - 2.30       6.33 - 16.80

   Global Technology Portfolio -
      Service Shares                     2005      586  1.146 - 1.508      860          -             1.55 - 2.40       1.60 - 16.99
                                         2004      516  1.054 - 1.373      700          -             1.55 - 2.30      (1.74) - 2.55
                                         2003      195  1.379 - 1.386      270          -             1.55 - 2.30       3.98 - 33.66

   Worldwide Growth Portfolio -
      Service Shares                     2005      281  1.315 - 1.341      372       1.19             1.55 - 2.30        3.22 - 3.95
                                         2004      307  1.274 - 1.290      394       1.04             1.55 - 2.30        1.74 - 2.87
                                         2003      189  1.248 - 1.254      236       0.48             1.55 - 2.30       8.04 - 13.96
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap
      Portfolio                          2005    2,403  1.139 - 1.546    3,577          -             1.55 - 2.60        1.41 - 9.10
                                         2004    1,612  1.128 - 1.509    2,407          -             1.55 - 2.50       2.10 - 13.12
                                         2003      404  1.326 - 1.334      537          -             1.55 - 2.50      13.41 - 19.48
LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio           2005    5,714  1.105 - 1.402    7,631       1.26             1.55 - 2.60        0.63 - 4.74
                                         2004    2,428  1.099 - 1.379    3,320       1.61             1.55 - 2.50       0.18 - 11.21
                                         2003      412  1.235 - 1.243      511       1.40             1.55 - 2.50       9.44 - 15.72

   Mid-Cap Value Portfolio               2005    5,561  1.222 - 1.638    8,648       0.58             1.55 - 2.60       4.00 - 10.59
                                         2004    2,444  1.160 - 1.537    3,719       0.56             1.55 - 2.50       0.87 - 22.18
                                         2003      470  1.250 - 1.258      589       1.16             1.55 - 2.50      13.17 - 19.98

                                         YEAR             UNIT VALUE     NET    INVESTMENT (1)  EXPENSE RATIO (2)   TOTAL RETURN (3)
                                        ENDED    UNITS    LOWEST TO     ASSETS      INCOME          LOWEST TO         LOWEST TO
                                        DEC 31  (000S)   HIGHEST ($)   ($000S)     RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                        ------  ------  -------------  -------  --------------  -----------------  -----------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
   Oppenheimer Capital Appreciation
      Fund/VA - Service Shares           2005    4,420  1.071 - 1.337    5,823       0.71             1.55 - 2.50      (0.40) - 8.12
                                         2004    3,808  1.049 - 1.294    4,906       0.16             1.55 - 2.50        4.00 - 6.29
                                         2003    1,263  1.225 - 1.233    1,555          -             1.55 - 2.50      11.09 - 15.45
   Oppenheimer Global Securities
      Fund/VA - Service Shares           2005    4,960  1.299 - 1.858    9,031       0.79             1.55 - 2.50     (0.06) - 18.41
                                         2004    3,821  1.169 - 1.654    6,291       0.69             1.55 - 2.50      11.57 - 17.06
                                         2003      969  1.404 - 1.413    1,367          -             1.55 - 2.50       7.40 - 26.95
   Oppenheimer Main Street Fund/VA
      - Service Shares                   2005      588  1.079 - 1.103      641       0.93             1.55 - 2.60        2.56 - 4.88
                                         2004      333  1.046 - 1.064      350          -             1.55 - 2.50       6.17 - 12.43
PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio -
      Administrative Class               2005    5,654  1.056 - 1.128    6,256       2.87             1.55 - 2.60      (0.45) - 0.95
                                         2004    3,029  1.057 - 1.122    3,375       1.13             1.55 - 2.50      (0.28) - 7.16
                                         2003      631  1.041 - 1.047      659       0.36             1.55 - 2.30      (1.23) - 3.47

   Total Return Portfolio -
      Administrative Class               2005   12,105  1.014 - 1.055   12,645       3.50             1.55 - 2.60      (0.10) - 1.17
                                         2004    7,234  1.011 - 1.046    7,525       1.93             1.55 - 2.50        0.19 - 3.26
                                         2003    2,401  1.007 - 1.013    2,427       1.50             1.55 - 2.50      (1.65) - 1.00
PIONEER VARIABLE CONTRACTS TRUST
   Pioneer  AmPac Growth VCT
      Portfolio - Class II               2005      851  0.981 - 0.998      843       0.40             1.55 - 2.50      (1.31) - 7.00
                                         2004      637  0.994 - 1.002      636          -             1.55 - 2.50      (2.54) - 7.07
   Pioneer America Income VCT
      Portfolio - Class II Shares        2005   10,145  0.985 - 1.031   10,216       4.46             1.55 - 2.50      (0.70) - 0.61
                                         2004    7,468  0.990 - 1.034    7,513       5.11             1.55 - 2.50      (0.29) - 1.51
                                         2003    2,327  0.989 - 0.995    2,311       2.52             1.55 - 2.50      (1.59) - 0.51
   Pioneer Balanced VCT Portfolio
      - Class II Shares                  2005    5,048  1.044 - 1.167    5,818       1.68             1.55 - 2.50        1.16 - 3.20
                                         2004    5,434  1.028 - 1.143    6,179       2.12             1.55 - 2.50        0.53 - 2.97
                                         2003    2,606  1.103 - 1.110    2,886       1.58             1.55 - 2.50        3.26 - 7.68
   Pioneer Cullen Value VCT
      Portfolio - Class II Shares        2005    1,889  1.078 - 1.086    2,046          -             1.55 - 2.50       1.03 - 12.09
   Pioneer Emerging Markets VCT
      Portfolio  - Class II Shares       2005    3,244  1.740 - 2.391    7,510       0.46             1.55 - 2.50      28.70 - 35.54
                                         2004    2,014  1.737 - 1.764    3,534       0.75             1.55 - 2.50      14.59 - 16.82
                                         2003      421  1.501 - 1.510      634          -             1.55 - 2.50      12.08 - 38.95
   Pioneer Equity Income VCT
      Portfolio - Class II Shares        2005    9,224  1.159 - 1.430   12,986       2.15             1.55 - 2.50        2.95 - 3.85
                                         2004    7,598  1.125 - 1.377   10,402       2.38             1.55 - 2.50       6.82 - 14.27
                                         2003    2,613  1.197 - 1.205    3,141       1.56             1.55 - 2.50       8.23 - 12.41
   Pioneer Equity Opportunity VCT
      Portfolio - Class II Shares        2005       34  1.058 - 1.065       36          -             1.55 - 2.40      (0.28) - 8.90

   Pioneer Europe VCT Portfolio
      - Class II Shares                  2005      308  1.246 - 1.585      481       0.52             1.55 - 2.50        1.58 - 6.16
                                         2004      229  1.475 - 1.493      340       0.71             1.55 - 2.30      14.13 - 18.94
                                         2003      112  1.277 - 1.283      143          -             1.55 - 2.30      14.25 - 20.64

   Pioneer Fund VCT Portfolio -
      Class II Shares                    2005    9,980  1.128 - 1.381   13,612       1.10             1.55 - 2.50        3.30 - 7.25
                                         2004   11,740  1.090 - 1.324   15,481       1.06             1.55 - 2.50       7.07 - 10.08
                                         2003    4,059  1.205 - 1.213    4,914       0.73             1.55 - 2.50       3.77 - 13.58
   Pioneer Global High Yield VCT
      Portfolio - Class II Shares        2005    1,172  1.033 - 1.041    1,215       4.98             1.55 - 2.50      (0.10) - 5.71

                                         YEAR             UNIT VALUE     NET    INVESTMENT (1)  EXPENSE RATIO (2)   TOTAL RETURN (3)
                                         ENDED   UNITS     LOWEST TO    ASSETS     INCOME         LOWEST TO           LOWEST TO
                                        DEC 31  (000S)    HIGHEST ($)  ($000S)     RATIO (%)     HIGHEST (%)         HIGHEST (%)
                                        ------  ------  -------------  -------  --------------  -----------------  -----------------
PIONEER VARIABLE CONTRACTS TRUST
   (CONTINUED)
   Pioneer Growth Shares VCT
      Portfolio - Class II Shares        2005    3,363  1.095 - 1.228    4,090            0.66        1.55 - 2.50      (0.87) - 1.66
                                         2004    4,349  1.083 - 1.208    5,236               -        1.55 - 2.50        3.35 - 9.95
                                         2003    1,756  1.146 - 1.154    2,023               -        1.55 - 2.50        3.79 - 9.41
   Pioneer High Yield VCT
      Portfolio - Class II Shares        2005   19,659  1.083 - 1.224   23,830            5.26        1.55 - 2.50      (0.83) - 3.85
                                         2004   28,870  1.087 - 1.223   35,120            5.10        1.55 - 2.50        2.64 - 6.16
                                         2003   12,367  1.145 - 1.152   14,223            3.47        1.55 - 2.50       6.79 - 10.03
   Pioneer Ibbotson Aggressive
      Allocation VCT Portfolio -
         Class II Shares                 2005      890  1.077 - 1.085      961               -        1.55 - 2.50       0.28 - 10.76
   Pioneer Ibbotson Growth
      Allocation VCT Portfolio -
         Class II Shares                 2005    5,531  1.056 - 1.065    5,872               -        1.55 - 2.60        1.72 - 8.92
   Pioneer Ibbotson Moderate
      Allocation VCT Portfolio -
         Class II Shares                 2005   12,754  1.042 - 1.050   13,374               -        1.55 - 2.60        2.96 - 6.54
   Pioneer International Value VCT
      Portfolio - Class II Shares        2005    1,486  1.316 - 1.706    2,492            0.07        1.55 - 2.50       5.82 - 17.71
                                         2004    1,595  1.480 - 1.504    2,386            0.42        1.55 - 2.50      14.27 - 16.59
                                         2003      595  1.282 - 1.290      766               -        1.55 - 2.50       5.25 - 20.67
   Pioneer Mid Cap Value VCT
      Portfolio - Class II Shares        2005    7,261  1.202 - 1.682   11,878            0.21        1.55 - 2.50        4.61 - 5.99
                                         2004    5,831  1.146 - 1.587    9,198            0.28        1.55 - 2.50       5.77 - 19.86
                                         2003    2,156  1.315 - 1.324    2,846               -        1.55 - 2.50       3.05 - 20.36
   Pioneer Oak Ridge Large Cap
      Growth VCT Portfolio -
         Class II Shares                 2005    3,119  1.130 - 1.167    3,607            0.14        1.55 - 2.50     (1.61) - 10.44
                                         2004    1,678  1.072 - 1.095    1,832               -        1.55 - 2.50       5.62 - 10.81
   Pioneer Real Estate Shares VCT
      Portfolio - Class II Shares        2005    4,560  1.393 - 1.901    8,515            3.12        1.55 - 2.50      12.02 - 21.74
                                         2004    3,952  1.310 - 1.681    6,610            3.79        1.55 - 2.50      10.25 - 33.31
                                         2003    1,409  1.253 - 1.261    1,773            3.75        1.55 - 2.50       1.78 - 21.61
   Pioneer Small and Mid Cap
      Growth VCT Portfolio -
         Class II                        2005    1,306  1.032 - 1.106    1,434               -        1.55 - 2.50        1.97 - 4.56
                                         2004      881  1.012 - 1.074      943               -        1.55 - 2.50      (0.28) - 9.64
   Pioneer Small Cap Value VCT
      Portfolio - Class II Shares        2005    4,265  1.251 - 1.749    7,340               -        1.55 - 2.50       8.39 - 16.15
                                         2004    3,723  1.574 - 1.599    5,922               -        1.55 - 2.50      16.94 - 18.01
                                         2003    1,448  1.346 - 1.355    1,957               -        1.55 - 2.50       4.56 - 20.61
   Pioneer Small Company VCT
      Portfolio - Class II Shares        2005    1,045  1.099 - 1.434    1,480               -        1.55 - 2.50      (0.90) - 6.05
                                         2004      871  1.410 - 1.433    1,240               -        1.55 - 2.50       9.50 - 11.52
                                         2003      380  1.277 - 1.285      486               -        1.55 - 2.50       5.80 - 15.97
   Pioneer Strategic Income VCT
      Portfolio - Class II Shares        2005   12,651  1.099 - 1.190   14,888            5.57        1.55 - 2.50      (0.70) - 0.93
                                         2004    9,365  1.098 - 1.179   10,984            5.69        1.55 - 2.50        2.81 - 8.26
                                         2003    2,460  1.082 - 1.089    2,673            3.35        1.55 - 2.50        3.73 - 8.18

   Pioneer Value VCT Portfolio
      - Class II Shares                  2005    5,042  1.110 - 1.347    6,704            0.09        1.55 - 2.50      (0.87) - 5.49
                                         2004    3,659  1.086 - 1.307    4,756            0.05        1.55 - 2.50        6.35 - 9.65
                                         2003      669  1.184 - 1.192      796            0.03        1.55 - 2.50       3.66 - 12.62

                                         YEAR            UNIT VALUE      NET    INVESTMENT (1)  EXPENSE RATIO (2)   TOTAL RETURN (3)
                                         ENDED   UNITS    LOWEST TO     ASSETS      INCOME          LOWEST TO           LOWEST TO
                                        DEC 31  (000S)   HIGHEST ($)   ($000S)     RATIO (%)       HIGHEST (%)         HIGHEST (%)
                                        ------  ------  -------------  -------  --------------  -----------------   ----------------
PUTNAM VARIABLE TRUST
   Putnam VT International Equity
      Fund - Class IB Shares             2005      164  1.603 - 1.635      265       1.48             1.55 - 2.30       9.64 - 10.47
                                         2004      181  1.462 - 1.480      266       1.24             1.55 - 2.30      13.60 - 14.37
                                         2003      122  1.287 - 1.294      157          -             1.55 - 2.30       7.21 - 21.47
   Putnam VT Small Cap Value Fund
      - Class IB Shares                  2005    3,995  1.235 - 1.873    7,076       0.15             1.55 - 2.60       3.87 - 13.11
                                         2004    2,173  1.195 - 1.777    3,821       0.22             1.55 - 2.50      14.46 - 24.27
                                         2003      614  1.425 - 1.430      876          -             1.55 - 2.10      16.78 - 32.40
SALOMON BROTHERS VARIABLE SERIES
   FUNDS INC.
      All Cap Fund - Class I             2005    2,675  1.074 - 1.432    3,649       1.04             1.55 - 2.50        1.45 - 4.78
                                         2004    1,847  1.059 - 1.398    2,560       0.84             1.55 - 2.50       5.04 - 11.47
                                         2003      395  1.304 - 1.311      516       0.41             1.55 - 2.30       5.91 - 18.39

   Investors Fund - Class I              2005    1,517  1.129 - 1.452    2,168       1.22             1.55 - 2.50       3.89 - 11.01
                                         2004    1,415  1.228 - 1.385    1,942       1.97             1.55 - 2.50        5.30 - 8.78
                                         2003      601  1.268 - 1.274      763       2.89             1.55 - 2.30       1.92 - 15.61

   Large Cap Growth Fund - Class I       2005    1,844  1.023 - 1.341    2,433       0.02             1.55 - 2.50        2.67 - 3.55
                                         2004    1,712  0.992 - 1.295    2,194       0.28             1.55 - 2.50      (2.00) - 7.80
                                         2003      336  1.300 - 1.308      439       0.01             1.55 - 2.50       1.72 - 16.79
   Salomon Brothers Variable All
      Cap Fund - Class II                2005       14  1.035 - 1.037       15       0.66             1.55 - 1.70        1.47 - 3.19

   Small Cap Growth Fund - Class I       2005    2,725  1.194 - 1.674    4,428          -             1.55 - 2.50       2.50 - 11.48
                                         2004    1,987  1.168 - 1.621    3,189          -             1.55 - 2.30      12.51 - 26.00
                                         2003      511  1.423 - 1.430      729          -             1.55 - 2.30      17.67 - 27.74

   Total Return Fund - Class II          2005    3,594  1.065 - 1.207    4,305       1.63             1.55 - 2.50        0.43 - 4.12
                                         2004    3,513  1.172 - 1.191    4,165       1.84             1.55 - 2.50        5.78 - 6.82
                                         2003    1,629  1.108 - 1.115    1,812       0.61             1.55 - 2.50        2.68 - 7.99
  SCUDDER INVESTMENTS VIT FUNDS
    Scudder Real Estate Securities
    Portfolio - Class B                  2005    3,495  1.311 - 1.646    5,504       2.84             1.55 - 2.65     (3.73) - 16.90
                                         2004    2,400  1.209 - 1.501    3,514       0.42             1.55 - 2.65       3.11 - 35.46
                                         2003      506  1.160 - 1.166      589          -             1.55 - 2.50       4.29 - 18.19

   Scudder VIT Equity 500 Index
      Fund - Class B2                    2005    6,021  1.004 - 1.007    6,053          -             1.55 - 2.65      (1.18) - 0.70
SCUDDER VARIABLE SERIES I
   Capital Growth Portfolio
      - Class B                          2005    4,625  1.100 - 1.265    5,732       0.25             1.55 - 2.65       4.46 - 11.49
                                         2004    1,365  1.053 - 1.184    1,587       0.10             1.55 - 2.65        2.33 - 6.11
                                         2003      337  1.112 - 1.118      376          -             1.55 - 2.50       4.39 - 10.08

   Global Discovery Portfolio -
      Class B                            2005    1,836  1.131 - 1.770    3,142       0.35             1.55 - 2.65       1.16 - 16.61
                                         2004    1,126  1.193 - 1.523    1,662          -             1.55 - 2.65       4.35 - 22.99
                                         2003      274  1.251 - 1.255      344          -             1.70 - 2.30       7.82 - 22.36

   Growth and Income Portfolio -
      Class B                            2005    2,907  1.100 - 1.272    3,530       0.96             1.55 - 2.65       2.80 - 10.60
                                         2004    1,738  1.079 - 1.222    2,045       0.26             1.55 - 2.65       1.85 - 10.77
                                         2003      409  1.124 - 1.130      461          -             1.55 - 2.50       4.54 - 13.72

                                                                                                                         TOTAL
                                        YEAR             UNIT VALUE      NET     INVESTMENT (1)  EXPENSE RATIO (2)     RETURN (3)
                                        ENDED   UNITS     LOWEST TO     ASSETS      INCOME          LOWEST TO          LOWEST TO
                                       DEC 31   (000S)   HIGHEST ($)    ($000S)    RATIO (%)        HIGHEST (%)        HIGHEST (%)
                                       ------   -----   -------------   ------   --------------  -----------------   --------------
SCUDDER VARIABLE SERIES I (CONTINUED)
   Health Sciences Portfolio -
      Class B                            2005   1,859   1.091 - 1.287    2,336               -      1.55 - 2.65      (0.63) - 6.66
                                         2004   1,418   1.037 - 1.210    1,681               -      1.55 - 2.65       0.78 - 11.15
                                         2003     483   1.119 - 1.125      542               -      1.55 - 2.50       1.44 - 11.12

   International Portfolio -
      Class B                            2005   2,015   1.280 - 1.548    3,017            1.22      1.55 - 2.65       8.44 - 15.99
                                         2004   1,537   1.135 - 1.359    2,029            0.52      1.55 - 2.65       9.31 - 14.96
                                         2003     247   1.182 - 1.187      293               -      1.55 - 2.30       1.28 - 17.79

   SVS I Scudder Bond
      Portfolio - Class B                2005      60   0.992 - 0.997       59               -      1.55 - 2.45      (1.19) - 0.81
SCUDDER VARIABLE SERIES II
   Scudder Blue Chip
      Portfolio - Class B                2005   3,966   1.072 - 1.423    5,453            0.65      1.55 - 2.65      (0.46)- 12.18
                                         2004   2,330   1.109 - 1.318    2,958            0.15      1.55 - 2.65       7.34 - 13.82
                                         2003     581   1.152 - 1.158      671               -      1.55 - 2.50       5.18 - 16.53
   Scudder Conservative Income
      Strategy Portfolio - Class B       2005   1,098   1.049 - 1.063    1,160               -      1.55 - 2.50        0.29 - 2.42
                                         2004      56   1.041 - 1.042       58               -      1.70 - 2.10        0.29 - 3.58

   Scudder Fixed Income
      Portfolio - Class B                2005   6,920   0.985 - 1.041    6,972            2.88      1.55 - 2.65      (0.81) - 0.30
                                         2004   6,328   0.993 - 1.015    6,373            1.59      1.55 - 2.65        1.52 - 3.64
                                         2003   1,455   0.985 - 0.991    1,437               -      1.55 - 2.50      (1.50) - 2.92

   Scudder Global Blue Chip
      Portfolio - Class B                2005   1,843   1.181 - 1.606    2,844               -      1.55 - 2.65       0.17 - 22.10
                                         2004   1,126   1.122 - 1.332    1,451            0.35      1.55 - 2.65       2.57 - 14.26
                                         2003     185   1.178 - 1.183      219               -      1.55 - 2.30       4.15 - 17.66
   Scudder Government & Agency
      Securities Portfolio - Class B     2005   3,460   0.994 - 1.037    3,493            3.49      1.55 - 2.65      (0.58) - 0.69
                                         2004   3,316   0.998 - 1.015    3,343            0.98      1.55 - 2.65      (0.10) - 2.67
                                         2003     489   0.992 - 0.998      486               -      1.55 - 2.50      (0.30) - 1.74
   Scudder Growth & Income Strategy
      Portfolio - Class B                2005  14,836   1.098 - 1.115   16,427               -      1.55 - 2.65      (0.18) - 6.03
                                         2004   3,029   1.073 - 1.078    3,258               -      1.55 - 2.65        0.37 - 7.61

   Scudder Growth Strategy
      Portfolio - Class B                2005   9,972   1.036 - 1.145   11,336               -      1.55 - 2.65        1.27 - 8.10
                                         2004   2,461   1.093 - 1.097    2,695               -      1.55 - 2.45        0.64 - 8.43

   Scudder High Income
      Portfolio - Class B                2005   4,385   1.090 - 1.229    5,280           11.26      1.55 - 2.65      (0.45) - 3.52
                                         2004   3,479   1.082 - 1.207    4,131            4.49      1.55 - 2.65       0.67 - 11.89
                                         2003   1,081   1.088 - 1.094    1,180               -      1.55 - 2.50       4.69 - 10.66
   Scudder Income & Growth
      Strategy Portfolio - Class B       2005   5,124   1.015 - 1.089    5,547               -      1.55 - 2.65        0.30 - 4.76
                                         2004   1,540   1.056 - 1.060    1,630               -      1.55 - 2.45        0.47 - 5.59
   Scudder International Select
      Equity Portfolio - Class B         2005   4,187   1.275 - 1.579    6,374            2.31      1.55 - 2.65       0.62 - 15.19
                                         2004   3,414   1.148 - 1.407    4,698            0.21      1.55 - 2.65      14.09 - 16.09
                                         2003     443   1.206 - 1.212      535               -      1.55 - 2.50       9.78 - 20.30

   Scudder Mercury Large Cap Core
      Portfolio                          2005     673   1.094 - 1.153      771               -      1.55 - 2.55     (0.26) - 14.80


                                           YEAR              UNIT VALUE     NET    INVESTMENT (1) EXPENSE RATIO (2) TOTAL RETURN (3)
                                           ENDED   UNITS      LOWEST TO    ASSETS      INCOME        LOWEST TO          LOWEST TO
                                          DEC 31   (000S)    HIGHEST ($)   ($000S)    RATIO (%)      HIGHEST (%)        HIGHEST (%)
                                          ------   -----   -------------   ------  -------------- ----------------   ---------------
SCUDDER VARIABLE SERIES II (CONTINUED)
   Scudder Mid-Cap Growth Portfolio -
      Class B                               2005     463   1.164 - 1.344      609               -      1.55 - 2.65    11.71 - 12.91
                                            2004     303   1.042 - 1.191      352               -      1.55 - 2.65    (2.70) - 7.03
                                            2003     199   1.162 - 1.165      232               -      1.90 - 2.30     4.77 - 12.04

   Scudder Money Market
      Portfolio -Class B                    2005   4,663   0.967 - 0.996    4,572            2.40      1.55 - 2.65    (0.20) - 0.92
                                            2004   6,157   0.968 - 0.987    6,018            0.59      1.55 - 2.65   (1.93)- (0.60)
                                            2003   3,174   0.987 - 0.992    3,140            0.14      1.55 - 2.50    (1.00) - 0.00

   Scudder Salomon Aggressive
      Growth Portfolio                      2005     379   1.204 - 1.441      527               -      1.55 - 2.65   (0.50) - 12.94
                                            2004     314   1.101 - 1.293      399               -      1.55 - 2.65     2.81 - 12.96
                                            2003      85   1.174 - 1.178      100               -      1.55 - 2.10      2.97 - 7.90

   Scudder Small Cap Growth
      Portfolio - Class B                   2005   2,914   1.106 - 1.298    3,694               -      1.55 - 2.65      1.19 - 7.41
                                            2004   1,844   1.064 - 1.235    2,233               -      1.55 - 2.65     5.24 - 10.60
                                            2003     434   1.129 - 1.135      491               -      1.55 - 2.50   (1.56) - 12.62

   Scudder Strategic Income
      Portfolio - Class B                   2005   4,592   1.031 - 1.100    4,816            6.75      1.55 - 2.65    (0.94) - 0.38
                                            2004   2,822   1.037 - 1.058    2,955               -      1.55 - 2.65     5.60 - 10.94
                                            2003     520   0.982 - 0.987      512               -      1.55 - 2.50    (0.10) - 3.79

   Scudder Technology Growth
      Portfolio - Class B                   2005   1,468   1.045 - 1.238    1,773            0.10      1.55 - 2.65      0.58 - 7.40
                                            2004   1,154   1.043 - 1.217    1,379               -      1.55 - 2.65   (1.07) - 12.15
                                            2003     473   1.212 - 1.217      574               -      1.70 - 2.50     0.66 - 20.63

   Scudder Templeton Foreign
      Value Portfolio                       2005     862   1.121 - 1.135      973            1.32      1.55 - 2.65     0.36 - 10.38

   Scudder Total Return
      Portfolio - Class B                   2005   3,592   1.043 - 1.142    3,937            2.71      1.55 - 2.65      1.16 - 2.62
                                            2004   2,934   1.031 - 1.116    3,150            0.36      1.55 - 2.65      1.19 - 4.69
                                            2003     359   1.060 - 1.066      382               -      1.55 - 2.50      3.91 - 6.85

   SVS Davis Venture Value
      Portfolio - Class B                   2005   8,869   1.054 - 1.369   11,845            0.36      1.55 - 2.65   (0.35) - 11.05
                                            2004   6,497   1.066 - 1.273    8,146            0.01      1.55 - 2.65      1.94 - 9.65
                                            2003   1,041   1.154 - 1.161    1,205               -      1.55 - 2.50     5.55 - 15.11
   SVS Dreman Financial Services
      Portfolio - Class B                   2005   1,495   1.026 - 1.218    1,774            1.46      1.55 - 2.65    (3.02) - 2.13
                                            2004   1,230   1.058 - 1.243    1,499            0.75      1.55 - 2.65     8.04 - 10.30
                                            2003     352   1.126 - 1.131      397               -      1.70 - 2.50     3.48 - 12.45
   SVS Dreman High Return Equity
      Portfolio - Class B                   2005   7,389   1.165 - 1.380    9,823            1.17      1.55 - 2.65    (0.25) - 8.04
                                            2004   5,095   1.113 - 1.304    6,498            0.57      1.55 - 2.65     3.77 - 12.50
                                            2003     800   1.159 - 1.165      929               -      1.55 - 2.50     8.99 - 18.37

   SVS Dreman Small Cap Value
      Portfolio - Class B                   2005   5,312   1.075 - 1.667    8,507            0.34      1.55 - 2.65   (0.87) - 14.30
                                            2004   3,925   1.165 - 1.542    5,901            0.24      1.55 - 2.65     3.52 - 23.66
                                            2003     788   1.241 - 1.247      981               -      1.55 - 2.50     5.97 - 21.88
   SVS II Scudder Large Cap Value
      Portfolio - Class B                   2005   3,201   1.061 - 1.258    3,958            1.37      1.55 - 2.65    (0.93) - 5.55
                                            2004   2,718   1.080 - 1.258    3,390            0.73      1.55 - 2.50      2.29 - 7.98
                                            2003   1,057   1.159 - 1.165    1,229               -      1.55 - 2.50     6.79 - 16.30

                                                                                                                        TOTAL
                                         YEAR              UNIT VALUE     NET     INVESTMENT (1)  EXPENSE RATIO (2)    RETURN (3)
                                         ENDED   UNITS      LOWEST TO    ASSETS      INCOME          LOWEST TO         LOWEST TO
                                        DEC 31   (000S)    HIGHEST ($)   ($000S)    RATIO (%)        HIGHEST (%)        HIGHEST (%)
                                        ------   -----   -------------   ------   --------------  ---------------   ---------------
SCUDDER VARIABLE SERIES II (CONTINUED)
   SVS Janus Growth And Income
      Portfolio - Class B                 2005   1,755   1.196 - 1.350    2,311                -      1.55 - 2.65      4.61 - 10.02
                                          2004   1,716   1.099 - 1.227    2,082                -      1.55 - 2.65      7.23 - 11.10
                                          2003     578   1.116 - 1.122      647                -      1.55 - 2.50      6.26 - 12.00
   SVS Janus Growth Opportunities
      Portfolio - Class B                 2005     271   1.143 - 1.297      347                -      1.55 - 2.65     (0.70) - 5.53
                                          2004     254   1.105 - 1.229      308                -      1.55 - 2.65      5.60 - 13.07
                                          2003     118   1.109 - 1.113      132                -      1.55 - 2.10      4.70 - 11.45

   SVS MFS Strategic Value
      Portfolio - Class B                 2005   1,393   1.102 - 1.272    1,710             0.69      1.55 - 2.65     (3.16) - 3.90
                                          2004   1,299   1.138 - 1.300    1,638             0.06      1.55 - 2.65     12.96 - 15.89
                                          2003     455   1.119 - 1.124      510                -      1.55 - 2.50      4.19 - 12.99

   SVS Oak Strategic Equity
      Portfolio - Class B                 2005   2,076   0.942 - 1.117    2,249                -      1.55 - 2.65     (7.01) - 3.41
                                          2004   1,837   1.013 - 1.188    2,135                -      1.55 - 2.65     (2.56) - 7.98
                                          2003     236   1.190 - 1.196      282                -      1.55 - 2.50      2.23 - 18.35

   SVS Turner Mid Cap Growth
      Portfolio - Class B                 2005   1,496   1.088 - 1.450    2,112                -      1.55 - 2.65    (0.25) - 10.69
                                          2004   1,267   1.096 - 1.324    1,648                -      1.55 - 2.65      7.94 - 17.60
                                          2003     325   1.209 - 1.215      394                -      1.55 - 2.50    (1.54) - 19.04
THE ALGER AMERICAN FUND
   Alger American Balanced
      Portfolio - Class S Shares          2005   3,193   1.068 - 1.164    3,655             1.40      1.55 - 2.65       2.03 - 6.50
                                          2004   2,662   1.014 - 1.093    2,875             0.93      1.55 - 2.65       1.70 - 6.65
                                          2003     735   1.059 - 1.065      780                -      1.55 - 2.50       3.40 - 9.81
  Alger American Leveraged AllCap
      Portfolio - Class S Shares          2005     945   1.189 - 1.342    1,250                -      1.55 - 2.50     11.39 - 12.40
                                          2004     713   1.067 - 1.194      843                -      1.55 - 2.50       1.63 - 7.65
                                          2003     187   1.118 - 1.123      209                -      1.70 - 2.50     (0.18) - 9.69
THE TRAVELERS SERIES TRUST
   AIM Capital Appreciation
      Portfolio                           2005   1,005   1.116 - 1.376    1,357             0.23      1.55 - 2.60      2.14 - 14.73
                                          2004     949   1.056 - 1.286    1,211             0.21      1.55 - 2.50       3.86 - 7.10
                                          2003     301   1.218 - 1.226      368                -      1.55 - 2.50      3.92 - 20.97

   Convertible Securities
      Portfolio                           2005   2,663   1.021 - 1.180    3,098             2.79      1.55 - 2.40     (1.95) - 4.72
                                          2004   2,166   1.044 - 1.194    2,568             3.63      1.55 - 2.30       3.88 - 4.65
                                          2003     505   1.135 - 1.141      574             7.10      1.55 - 2.30       6.75 - 9.56

   Disciplined Mid Cap Stock
      Portfolio                           2005   1,880   1.224 - 1.650    3,059                -      1.55 - 2.60      3.01 - 14.51
                                          2004   1,686   1.121 - 1.490    2,481             0.47      1.55 - 2.50      5.95 - 16.11
                                          2003     344   1.293 - 1.300      447             0.55      1.55 - 2.30      3.02 - 18.84

   Equity Income Portfolio                2005   3,720   1.118 - 1.374    4,967                -      1.55 - 2.60       1.90 - 5.34
                                          2004   2,581   1.104 - 1.336    3,402             1.93      1.55 - 2.50      7.40 - 10.63
                                          2003   1,075   1.229 - 1.235    1,325             1.73      1.55 - 2.30      8.37 - 18.12

   Federated High Yield Portfolio         2005   2,461   1.076 - 1.217    2,922                -      1.55 - 2.60       0.00 - 4.09
                                          2004   1,558   1.080 - 1.205    1,862            11.31      1.55 - 2.50       4.43 - 8.66
                                          2003     479   1.103 - 1.109      531            12.82      1.55 - 2.30      6.88 - 10.05

                                                                                                                          TOTAL
                                          YEAR              UNIT VALUE     NET     INVESTMENT (1)  EXPENSE RATIO (2)   RETURN (3)
                                          ENDED   UNITS      LOWEST TO    ASSETS      INCOME          LOWEST TO         LOWEST TO
                                         DEC 31   (000S)    HIGHEST ($)   ($000S)    RATIO (%)        HIGHEST (%)       HIGHEST (%)
                                         ------   -----   -------------   ------   --------------  -----------------  --------------
THE TRAVELERS SERIES TRUST (CONTINUED)
   Federated Stock Portfolio               2005     371   1.116 - 1.412      520               -       1.55 - 2.30      2.97 - 6.69
                                           2004     329   1.345 - 1.362      446            2.48       1.55 - 2.30      8.03 - 8.87
                                           2003      72   1.245 - 1.251       90            2.90       1.55 - 2.30     7.59 - 15.41

   Large Cap Portfolio                     2005   1,620   1.118 - 1.334    2,110               -       1.55 - 2.50      6.03 - 9.19
                                           2004   1,215   1.050 - 1.247    1,505            1.14       1.55 - 2.50      2.65 - 9.03
                                           2003     455   1.183 - 1.189      539            0.60       1.55 - 2.30     7.64 - 13.36
   Managed Allocation Series:
      Aggressive Portfolio                 2005     799   1.096 - 1.100      877               -       1.70 - 2.20      2.91 - 9.70
   Managed Allocation Series:
      Conservative Portfolio               2005     790   1.025 - 1.031      810            2.82       1.55 - 2.40    (0.19) - 2.80

   Managed Allocation Series:
      Moderate Portfolio                   2005   2,643   1.062 - 1.068    2,813            0.93       1.55 - 2.40      1.43 - 7.58
   Managed Allocation Series:
      Moderate-Aggressive Portfolio        2005   4,253   1.071 - 1.078    4,571            0.88       1.55 - 2.50      2.10 - 6.97
   Managed Allocation Series:
      Moderate-Conservative Portfolio      2005      76   1.044 - 1.047       79            1.03       1.55 - 2.05      1.85 - 3.06

   Mercury Large Cap Core Portfolio        2005   2,977   1.226 - 1.462    4,136               -       1.55 - 2.60     9.47 - 15.47
                                           2004   1,016   1.126 - 1.325    1,331            1.47       1.55 - 2.30     5.81 - 14.13
                                           2003     129   1.156 - 1.161      149            1.58       1.55 - 2.30      1.49 - 9.84

   MFS Mid Cap Growth Portfolio            2005   2,704   1.086 - 1.462    3,890               -       1.55 - 2.50     0.49 - 11.96
                                           2004   1,526   1.296 - 1.440    2,184               -       1.55 - 2.50    11.30 - 15.82
                                           2003     406   1.274 - 1.282      519               -       1.55 - 2.50     5.25 - 13.36

   MFS Total Return Portfolio              2005  16,637   1.085 - 1.253   20,340            2.59       1.55 - 2.60    (0.46) - 2.90
                                           2004   9,355   1.097 - 1.236   11,473            4.25       1.55 - 2.50      8.04 - 9.77
                                           2003   3,286   1.119 - 1.126    3,690            6.27       1.55 - 2.50      5.04 - 9.99

   MFS Value Portfolio                     2005   2,484   1.147 - 1.177    2,884            1.67       1.55 - 2.60      2.03 - 6.67
                                           2004     893   1.104 - 1.128      992            2.46       1.55 - 2.50     8.11 - 14.52

   Mondrian International Stock
      Portfolio                            2005   1,399   1.220 - 1.556    2,100            0.06       1.55 - 2.60     6.83 - 10.77
                                           2004     668   1.147 - 1.443      952            2.92       1.55 - 2.50     9.65 - 16.68
                                           2003      95   1.262 - 1.266      120            2.77       1.55 - 2.10    14.20 - 16.94

   Pioneer Fund Portfolio                  2005     539   1.131 - 1.361      696               -       1.55 - 2.50      2.90 - 6.98
                                           2004     218   1.093 - 1.304      281            1.46       1.55 - 2.50     0.37 - 12.21
                                           2003      75   1.184 - 1.188       89            2.21       1.95 - 2.50     9.02 - 13.68

   Pioneer Mid Cap Value Portfolio         2005      16   1.047 - 1.051       16            0.25       1.55 - 2.05      0.38 - 1.55

   Pioneer Strategic Income Portfolio      2005   4,639   1.091 - 1.123    5,132            7.53       1.55 - 2.60    (1.17) - 2.41
                                           2004     446   1.079 - 1.106      483           18.45       1.55 - 2.50     2.27 - 10.43

   Strategic Equity Portfolio              2005     796   1.093 - 1.340    1,049            0.66       1.55 - 2.50    (0.53) - 6.22
                                           2004     759   1.100 - 1.334    1,006            1.60       1.55 - 2.50      7.69 - 8.54
                                           2003     500   1.223 - 1.229      613               -       1.55 - 2.30     6.34 - 16.16

   Style Focus Series: Small Cap
      Growth Portfolio                     2005      75   1.103 - 1.107       83               -       1.55 - 2.20      1.29 - 9.42

                                                                                                                         TOTAL
                                         YEAR              UNIT VALUE      NET    INVESTMENT (1)  EXPENSE RATIO (2)     RETURN (3)
                                         ENDED   UNITS      LOWEST TO    ASSETS      INCOME          LOWEST TO          LOWEST TO
                                        DEC 31   (000S)    HIGHEST ($)   ($000S)    RATIO (%)        HIGHEST (%)        HIGHEST (%)
                                        ------   -----   -------------   ------   --------------  -----------------  ---------------
THE TRAVELERS SERIES TRUST (CONTINUED)
   Style Focus Series: Small Cap
      Value Portfolio                     2005      12   1.104 - 1.106       14            0.69       1.95 - 2.20     (3.16) - 6.04

   Travelers Quality Bond Portfolio       2005   5,730   0.984 - 1.033    5,874               -       1.55 - 2.60     (1.30) - 0.00
                                          2004   4,343   1.000 - 1.033    4,465            6.34       1.55 - 2.30       0.40 - 1.77
                                          2003   1,909   1.010 - 1.015    1,935           10.20       1.55 - 2.30     (1.08) - 2.33

   U.S. Government Securities
      Portfolio                           2005   2,138   1.062 - 1.098    2,294               -       1.55 - 2.40     (1.09) - 2.98
                                          2004     488   1.041 - 1.074      510           11.58       1.55 - 2.30       1.66 - 6.64
TRAVELERS SERIES FUND INC.
   SB Adjustable Rate Income
      Portfolio - Class I Shares          2005   2,407   0.986 - 1.003    2,395            4.07       1.55 - 2.40       0.00 - 0.80
                                          2004   1,236   0.985 - 0.999    1,223            1.50       1.55 - 2.40    (0.90) - (0.10)
                                          2003     334   0.997 - 0.999      333            0.70       1.55 - 2.10       0.00 - 0.10

   Social Awareness Stock Portfolio       2005     728   1.065 - 1.102      781            0.86       1.55 - 2.60       0.66 - 6.85
                                          2004     471   1.045 - 1.077      492            1.90       1.55 - 2.05      3.77 - 12.19
VAN KAMPEN LIFE INVESTMENT TRUST
   Comstock Portfolio - Class
      II Shares                           2005   4,753   1.146 - 1.495    6,794            0.73       1.55 - 2.60       1.53 - 6.87
                                          2004   2,034   1.131 - 1.458    2,942            0.46       1.55 - 2.50      0.27 - 15.62
                                          2003     579   1.253 - 1.261      728               -       1.55 - 2.50      6.55 - 14.43

   Enterprise Portfolio - Class
      II Shares                           2005      83   1.257 - 1.289      105            0.54       1.55 - 2.50       5.19 - 6.18
                                          2004     102   1.195 - 1.214      123            0.15       1.55 - 2.50       1.27 - 2.19
                                          2003     135   1.180 - 1.188      160               -       1.55 - 2.50      4.33 - 15.34
VARIABLE INSURANCE PRODUCTS FUND
   Contrafund(R) Portfolio - Service
      Class 2                             2005   6,669   1.257 - 1.615   10,287            0.10       1.55 - 2.60      4.80 - 16.54
                                          2004   3,673   1.109 - 1.406    5,111            0.10       1.55 - 2.50      9.80 - 13.39
                                          2003     800   1.232 - 1.240      989               -       1.55 - 2.50      5.92 - 16.45
   Dynamic Capital Appreciation
      Portfolio - Service Class 2         2005     378   1.225 - 1.405      526               -       1.55 - 2.50     17.70 - 18.87
                                          2004     343   1.164 - 1.182      404               -       1.55 - 2.50     (0.93) - 7.57
                                          2003      76   1.181 - 1.185       90               -       1.55 - 2.15      8.02 - 11.93

   Mid Cap Portfolio - Service
      Class 2                             2005   7,583   1.384 - 2.013   14,291               -       1.55 - 2.60      6.96 - 20.22
                                          2004   3,822   1.229 - 1.732    6,490               -       1.55 - 2.50      2.31 - 22.75
                                          2003     529   1.402 - 1.411      745               -       1.55 - 2.50     12.40 - 29.56

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

7. SCHEDULE OF ACCUMULATION UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                               CAPITAL APPRECIATION FUND      HIGH YIELD BOND TRUST          MANAGED ASSETS TRUST
                                               -------------------------   ---------------------------   --------------------------
                                                   2005          2004          2005           2004           2005           2004
                                               -----------   -----------   ------------   ------------   ------------   -----------
Accumulation units beginning of year ........    1,027,000       285,049        652,050              -        931,348             -
Accumulation units purchased and
  transferred from other funding options ....    2,370,396       789,782      2,421,682        677,630      1,418,996       937,849
Accumulation units redeemed and
  transferred to other funding options ......     (163,028)      (47,831)      (329,873)       (25,580)      (265,396)       (6,501)
                                               -----------   -----------   ------------   ------------   ------------   -----------
Accumulation units end of year ..............    3,234,368     1,027,000      2,743,859        652,050      2,084,948       931,348
                                               ===========   ===========   ============   ============   ============   ===========

                                                                                 AIM V.I. CAPITAL             AIM V.I. MID CAP
                                                                                APPRECIATION FUND -           CORE EQUITY FUND
                                                 MONEY MARKET PORTFOLIO              SERIES II                 - SERIES II
                                               -------------------------   ---------------------------   --------------------------
                                                   2005          2004          2005           2004           2005           2004
                                               -----------   -----------   ------------   ------------   ------------   -----------
Accumulation units beginning of year ........   11,267,345     4,683,641      4,272,884      1,313,101      2,578,549       935,344
Accumulation units purchased and
  transferred from other funding options ....   25,284,681    32,433,330      1,303,373      3,282,052        757,620     2,028,361
Accumulation units redeemed and
  transferred to other funding options ......  (22,540,157)  (25,849,626)      (803,829)      (322,269)      (438,432)     (385,156)
                                               -----------   -----------   ------------   ------------   ------------   -----------
Accumulation units end of year ..............   14,011,869    11,267,345      4,772,428      4,272,884      2,897,737     2,578,549
                                               ===========   ===========   ============   ============   ============   ===========

                                                                           ALLIANCEBERNSTEIN LARGE-CAP      GLOBAL GROWTH FUND -
                                                AIM V.I. UTILITIES FUND     GROWTH PORTFOLIO - CLASS B         CLASS 2 SHARES
                                               -------------------------   ---------------------------   --------------------------
                                                   2005          2004          2005           2004           2005           2004
                                               -----------   -----------   ------------   ------------   ------------   -----------
Accumulation units beginning of year ........      383,968        73,820      1,101,738        390,437      3,898,646       951,620
Accumulation units purchased and
  transferred from other funding options ....      652,046       694,338        141,659        800,077      3,067,226     3,037,924
Accumulation units redeemed and
  transferred to other funding options ......      (92,789)     (384,190)       (84,702)       (88,776)      (829,725)      (90,898)
                                               -----------   -----------   ------------   ------------   ------------   -----------
Accumulation units end of year ..............      943,225       383,968      1,158,695      1,101,738      6,136,147     3,898,646
                                               ===========   ===========   ============   ============   ============   ===========

                                                 GROWTH FUND - CLASS 2         GROWTH-INCOME FUND -          CREDIT SUISSE TRUST
                                                         SHARES                   CLASS 2 SHARES         EMERGING MARKETS PORTFOLIO
                                               -------------------------   ---------------------------   --------------------------
                                                   2005          2004          2005           2004           2005           2004
                                               -----------   -----------   ------------   ------------   ------------   -----------
Accumulation units beginning of year ........   10,831,241     2,242,767     10,637,119      2,513,791      1,219,593        47,735
Accumulation units purchased and
  transferred from other funding options ....    9,969,736     9,083,834     10,127,998      8,619,816        888,135     1,245,650
Accumulation units redeemed and
  transferred to other funding options ......   (1,185,970)     (495,360)    (1,045,725)      (496,488)      (164,903)      (73,792)
                                               -----------   -----------   ------------   ------------   ------------   -----------
Accumulation units end of year ..............   19,615,007    10,831,241     19,719,392     10,637,119      1,942,825     1,219,593
                                               ===========   ===========   ============   ============   ============   ===========

7. SCHEDULE OF ACCUMULATION UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                  CREDIT SUISSE TRUST
                                                    GLOBAL SMALL CAP        DELAWARE VIP REIT SERIES -      DREYFUS MIDCAP STOCK
                                                       PORTFOLIO                  STANDARD CLASS         PORTFOLIO - SERVICE SHARES
                                               -------------------------   ---------------------------   --------------------------
                                                   2005          2004          2005           2004           2005           2004
                                               -----------   -----------   ------------   ------------   ------------   -----------
Accumulation units beginning of year ........      284,305        27,255      2,736,060        668,267      3,417,907       767,298
Accumulation units purchased and
  transferred from other funding options ....      185,352       293,681      2,641,176      2,263,506      1,397,003     2,847,919
Accumulation units redeemed and
  transferred to other funding options ......      (70,669)      (36,631)      (793,689)      (195,713)      (465,197)     (197,310)
                                               -----------   -----------   ------------   ------------   ------------   -----------
Accumulation units end of year ..............      398,988       284,305      4,583,547      2,736,060      4,349,713     3,417,907
                                               ===========   ===========   ============   ============   ============   ===========

                                                   DREYFUS SOCIALLY                                       DREYFUS VIF - DEVELOPING
                                                RESPONSIBLE GROWTH FUND,    DREYFUS VIF - APPRECIATION      LEADERS PORTFOLIO -
                                                   INC.-SERVICE SHARES      PORTFOLIO - INITIAL SHARES         INITIAL SHARES
                                               -------------------------   ---------------------------   --------------------------
                                                   2005          2004          2005           2004           2005           2004
                                               -----------   -----------   ------------   ------------   ------------   -----------
Accumulation units beginning of year ........       77,844        17,608      1,270,064        613,460      2,584,650       891,383
Accumulation units purchased and
  transferred from other funding options ....       73,907        63,722        411,287        741,922      1,277,922     1,732,931
Accumulation units redeemed and
  transferred to other funding options ......       (1,484)       (3,486)      (125,349)       (85,318)      (292,775)      (39,664)
                                               -----------   -----------   ------------   ------------   ------------   -----------
Accumulation units end of year ..............      150,267        77,844      1,556,002      1,270,064      3,569,797     2,584,650
                                               ===========   ===========   ============   ============   ============   ===========

                                                                                                          FRANKLIN RISING DIVIDENDS
                                               MERCURY GLOBAL ALLOCATION   MERCURY VALUE OPPORTUNITIES    SECURITIES FUND - CLASS 2
                                                 V.I. FUND - CLASS III        V.I. FUND - CLASS III                SHARES
                                               -------------------------   ---------------------------   --------------------------
                                                   2005          2004          2005           2004           2005           2004
                                               -----------   -----------   ------------   ------------   ------------   -----------
Accumulation units beginning of year ........    1,457,850             -      1,017,034              -      8,802,588     2,493,775
Accumulation units purchased and
  transferred from other funding options ....    3,971,536     1,459,554      2,035,086      1,039,372      2,736,887     6,893,730
Accumulation units redeemed and
  transferred to other funding options ......     (139,885)       (1,704)      (260,772)       (22,338)    (1,369,267)     (584,917)
                                               -----------   -----------   ------------   ------------   ------------   -----------
Accumulation units end of year ..............    5,289,501     1,457,850      2,791,348      1,017,034     10,170,208     8,802,588
                                               ===========   ===========   ============   ============   ============   ===========

                                                 FRANKLIN SMALL-MID CAP                                     TEMPLETON DEVELOPING
                                                GROWTH SECURITIES FUND -     MUTUAL SHARES SECURITIES     MARKETS SECURITIES FUND -
                                                    CLASS 2 SHARES            FUND -CLASS 2 SHARES            CLASS 2 SHARES
                                               -------------------------   ---------------------------   --------------------------
                                                   2005          2004          2005           2004           2005           2004
                                               -----------   -----------   ------------   ------------   ------------   -----------
Accumulation units beginning of year ........    3,296,140     1,007,308      1,981,587        588,018      1,567,281       176,489
Accumulation units purchased and
  transferred from other funding options ....    1,265,467     2,556,924      1,228,309      1,434,226      1,683,545     1,448,884
Accumulation units redeemed and
  transferred to other funding options ......     (444,489)     (268,092)      (177,467)       (40,657)      (352,478)      (58,092)
                                               -----------   -----------   ------------   ------------   ------------   -----------
Accumulation units end of year ..............    4,117,118     3,296,140      3,032,429      1,981,587      2,898,348     1,567,281
                                               ===========   ===========   ============   ============   ============   ===========

7. SCHEDULE OF ACCUMULATION UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                   TEMPLETON FOREIGN
                                               SECURITIES FUND - CLASS 2   TEMPLETON GROWTH SECURITIES    EQUITY INDEX PORTFOLIO -
                                                         SHARES               FUND - CLASS 2 SHARES           CLASS II SHARES
                                               -------------------------   ---------------------------   --------------------------
                                                   2005          2004          2005           2004           2005          2004
                                               -----------   -----------   ------------   ------------   ------------   -----------
Accumulation units beginning of year ........    3,695,870       946,784      2,603,849        658,713      4,922,190     1,436,015
Accumulation units purchased and
  transferred from other funding options ....    3,597,827     2,866,535      3,775,248      1,987,443      2,429,015     3,714,753
Accumulation units redeemed and
  transferred to other funding options ......     (600,345)     (117,449)      (198,788)       (42,307)      (792,778)     (228,578)
                                               -----------   -----------   ------------   ------------   ------------   -----------
Accumulation units end of year ..............    6,693,352     3,695,870      6,180,309      2,603,849      6,558,427     4,922,190
                                               ===========   ===========   ============   ============   ============   ===========

                                               SALOMON BROTHERS VARIABLE    SALOMON BROTHERS VARIABLE     SALOMON BROTHERS VARIABLE
                                                AGGRESSIVE GROWTH FUND -     AGGRESSIVE GROWTH FUND -       GROWTH & INCOME FUND -
                                                    CLASS I SHARES               CLASS II SHARES                CLASS I SHARES
                                               -------------------------   ---------------------------   --------------------------
                                                   2005          2004          2005           2004           2005          2004
                                               -----------   -----------   ------------   ------------   ------------   -----------
Accumulation units beginning of year ........    2,363,788       544,486      5,306,719      2,029,283        992,201       380,975
Accumulation units purchased and
  transferred from other funding options ....    2,001,484     1,899,938      1,282,973      3,923,180        212,056       624,237
Accumulation units redeemed and
  transferred to other funding options ......     (255,553)      (80,636)      (846,064)      (645,744)       (37,428)      (13,011)
                                               -----------   -----------   ------------   ------------   ------------   -----------
Accumulation units end of year ..............    4,109,719     2,363,788      5,743,628      5,306,719      1,166,829       992,201
                                               ===========   ===========   ============   ============   ============   ===========

                                                 BALANCED PORTFOLIO -          GLOBAL LIFE SCIENCES           GLOBAL TECHNOLOGY
                                                    SERVICE SHARES          PORTFOLIO - SERVICE SHARES   PORTFOLIO - SERVICE SHARES
                                               -------------------------   ---------------------------   --------------------------
                                                   2005          2004          2005           2004           2005          2004
                                               -----------   -----------   ------------   ------------   ------------   -----------
Accumulation units beginning of year ........      812,017       485,534        553,841        162,716        516,312       195,470
Accumulation units purchased and
  transferred from other funding options ....       60,911       375,867         56,211        421,927        201,653       367,945
Accumulation units redeemed and
  transferred to other funding options ......     (194,037)      (49,384)       (91,291)       (30,802)      (131,908)      (47,103)
                                               -----------   -----------   ------------   ------------   ------------   -----------
Accumulation units end of year ..............      678,891       812,017        518,761        553,841        586,057       516,312
                                               ===========   ===========   ============   ============   ============   ===========

                                                    WORLDWIDE GROWTH
                                                  PORTFOLIO - SERVICE      LAZARD RETIREMENT SMALL CAP        GROWTH AND INCOME
                                                         SHARES                     PORTFOLIO                     PORTFOLIO
                                               -------------------------   ---------------------------   --------------------------
                                                   2005          2004          2005           2004           2005          2004
                                               -----------   -----------   ------------   ------------   ------------   -----------
Accumulation units beginning of year ........      307,389       188,836      1,612,172        403,656      2,428,043       412,483
Accumulation units purchased and
  transferred from other funding options ....       16,972       125,087      1,115,295      1,294,969      3,648,804     2,037,585
Accumulation units redeemed and
  transferred to other funding options ......      (43,353)       (6,534)      (324,952)       (86,453)      (362,598)      (22,025)
                                               -----------   -----------   ------------   ------------   ------------   -----------
Accumulation units end of year ..............      281,008       307,389      2,402,515      1,612,172      5,714,249     2,428,043
                                               ===========   ===========   ============   ============   ============   ===========

7. SCHEDULE OF ACCUMULATION UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                                               OPPENHEIMER CAPITAL           OPPENHEIMER GLOBAL
                                                                              APPRECIATION FUND/VA -        SECURITIES FUND/VA -
                                                MID-CAP VALUE PORTFOLIO           SERVICE SHARES                SERVICE SHARES
                                               -------------------------   ---------------------------   --------------------------
                                                   2005          2004          2005           2004           2005          2004
                                               -----------   -----------   ------------   ------------   ------------   -----------
Accumulation units beginning of year ........    2,443,930       469,547      3,808,451      1,263,199      3,821,220       968,924
Accumulation units purchased and
  transferred from other funding options ....    3,608,065     2,030,936      1,776,972      2,768,937      1,598,756     3,127,649
Accumulation units redeemed and
  transferred to other funding options ......     (490,905)      (56,553)    (1,165,870)      (223,685)      (460,295)     (275,353)
                                               -----------   -----------   ------------   ------------   ------------   -----------
Accumulation units end of year ..............    5,561,090     2,443,930      4,419,553      3,808,451      4,959,681     3,821,220
                                               ===========   ===========   ============   ============   ============   ===========

                                                OPPENHEIMER MAIN STREET      REAL RETURN PORTFOLIO -      TOTAL RETURN PORTFOLIO -
                                                FUND/VA - SERVICE SHARES       ADMINISTRATIVE CLASS         ADMINISTRATIVE CLASS
                                               -------------------------   ---------------------------   --------------------------
                                                   2005          2004          2005           2004           2005          2004
                                               -----------   -----------   ------------   ------------   ------------   -----------
Accumulation units beginning of year ........      332,881             -      3,028,707        631,059      7,234,303     2,401,093
Accumulation units purchased and
  transferred from other funding options ....      425,083       338,283      2,993,153      2,627,069      5,693,291     5,151,454
Accumulation units redeemed and
  transferred to other funding options ......     (170,423)       (5,402)      (367,975)      (229,421)      (822,728)     (318,244)
                                               -----------   -----------   ------------   ------------   ------------   -----------
Accumulation units end of year ..............      587,541       332,881      5,653,885      3,028,707     12,104,866     7,234,303
                                               ===========   ===========   ============   ============   ============   ===========

                                                                                                            PIONEER BALANCED VCT
                                                PIONEER AMPAC GROWTH VCT    PIONEER AMERICA INCOME VCT      PORTFOLIO - CLASS II
                                                  PORTFOLIO - CLASS II     PORTFOLIO - CLASS II SHARES            SHARES
                                               -------------------------   ---------------------------   --------------------------
                                                   2005          2004          2005           2004           2005          2004
                                               -----------   -----------   ------------   ------------   ------------   -----------
Accumulation units beginning of year ........      637,459             -      7,468,290      2,326,678      5,433,640     2,606,096
Accumulation units purchased and
  transferred from other funding options ....      289,191       652,068      4,818,376      6,925,148      1,375,204     3,146,065
Accumulation units redeemed and
  transferred to other funding options ......      (75,808)      (14,609)    (2,141,562)    (1,783,536)    (1,760,472)     (318,521)
                                               -----------   -----------   ------------   ------------   ------------   -----------
Accumulation units end of year ..............      850,842       637,459     10,145,104      7,468,290      5,048,372     5,433,640
                                               ===========   ===========   ============   ============   ============   ===========

                                                PIONEER CULLEN VALUE VCT     PIONEER EMERGING MARKETS     PIONEER EQUITY INCOME VCT
                                                  PORTFOLIO - CLASS II       VCT PORTFOLIO - CLASS II       PORTFOLIO - CLASS II
                                                        SHARES                       SHARES                        SHARES
                                               -------------------------   ---------------------------   --------------------------
                                                   2005          2004          2005           2004           2005          2004
                                               -----------   -----------   ------------   ------------   ------------   -----------
Accumulation units beginning of year ........            -             -      2,013,657        420,623      7,598,295     2,612,880
Accumulation units purchased and
  transferred from other funding options ....    1,954,832             -      1,836,354      1,959,675      2,420,923     5,620,417
Accumulation units redeemed and
  transferred to other funding options ......      (65,803)            -       (606,220)      (366,641)      (795,444)     (635,002)
                                               -----------   -----------   ------------   ------------   ------------   -----------
Accumulation units end of year ..............    1,889,029             -      3,243,791      2,013,657      9,223,774     7,598,295
                                               ===========   ===========   ============   ============   ============   ===========

7. SCHEDULE OF ACCUMULATION UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                    PIONEER EQUITY
                                               OPPORTUNITY VCT PORTFOLIO       PIONEER EUROPE VCT        PIONEER FUND VCT PORTFOLIO
                                                   - CLASS II SHARES       PORTFOLIO - CLASS II SHARES       - CLASS II SHARES
                                               -------------------------   ---------------------------   --------------------------
                                                   2005          2004          2005           2004           2005          2004
                                               -----------   -----------   ------------   ------------   ------------   -----------
Accumulation units beginning of year ........            -             -        229,200        111,614     11,739,645     4,059,016
Accumulation units purchased and
  transferred from other funding options ....       71,763             -        169,232        140,218      2,741,774     8,177,950
Accumulation units redeemed and
  transferred to other funding options ......      (37,710)            -        (90,315)       (22,632)    (4,501,334)     (497,321)
                                               -----------   -----------   ------------   ------------   ------------   -----------
Accumulation units end of year ..............       34,053             -        308,117        229,200      9,980,085    11,739,645
                                               ===========   ===========   ============   ============   ============   ===========

                                               PIONEER GLOBAL HIGH YIELD                                   PIONEER HIGH YIELD VCT
                                                VCT PORTFOLIO - CLASS II    PIONEER GROWTH SHARES VCT       PORTFOLIO - CLASS II
                                                         SHARES            PORTFOLIO - CLASS II SHARES            SHARES
                                               -------------------------   ---------------------------   --------------------------
                                                   2005          2004          2005           2004           2005          2004
                                               -----------   -----------   ------------   ------------   ------------   -----------
Accumulation units beginning of year ........            -             -      4,349,491      1,756,371     28,870,125    12,367,360
Accumulation units purchased and
  transferred from other funding options ....    1,218,132             -        837,825      2,795,218     10,038,725    29,145,739
Accumulation units redeemed and
  transferred to other funding options ......      (46,629)            -     (1,824,416)      (202,098)   (19,250,226)  (12,642,974)
                                               -----------   -----------   ------------   ------------   ------------   -----------
Accumulation units end of year ..............    1,171,503             -      3,362,900      4,349,491     19,658,624    28,870,125
                                               ===========   ===========   ============   ============   ============   ===========

                                                    PIONEER IBBOTSON
                                               AGGRESSIVE ALLOCATION VCT     PIONEER IBBOTSON GROWTH      PIONEER IBBOTSON MODERATE
                                                  PORTFOLIO - CLASS II      ALLOCATION VCT PORTFOLIO -   ALLOCATION VCT PORTFOLIO -
                                                         SHARES                  CLASS II SHARES              CLASS II SHARES
                                               -------------------------   ---------------------------   --------------------------
                                                   2005          2004          2005           2004           2005          2004
                                               -----------   -----------   ------------   ------------   ------------   -----------
Accumulation units beginning of year ........            -             -              -              -              -             -
Accumulation units purchased and
  transferred from other funding options ....      897,712             -      5,998,147              -     12,946,559             -
Accumulation units redeemed and
  transferred to other funding options ......       (7,682)            -       (467,040)             -       (192,823)            -
                                               -----------   -----------   ------------   ------------   ------------   -----------
Accumulation units end of year ..............      890,030             -      5,531,107              -     12,753,736             -
                                               ===========   ===========   ============   ============   ============   ===========

                                                 PIONEER INTERNATIONAL                                     PIONEER OAK RIDGE LARGE
                                                 VALUE VCT PORTFOLIO -      PIONEER MID CAP VALUE VCT    CAP GROWTH VCT PORTFOLIO -
                                                    CLASS II SHARES        PORTFOLIO - CLASS II SHARES         CLASS II SHARES
                                               -------------------------   ---------------------------   --------------------------
                                                   2005          2004          2005           2004           2005          2004
                                               -----------   -----------   ------------   ------------   ------------   -----------
Accumulation units beginning of year ........    1,594,684       594,910      5,831,418      2,156,333      1,678,372             -
Accumulation units purchased and
  transferred from other funding options ....      643,005     1,291,780      2,631,167      4,697,381      1,823,538     1,710,757
Accumulation units redeemed and
  transferred to other funding options ......     (752,082)     (292,006)    (1,201,209)    (1,022,296)      (382,475)      (32,385)
                                               -----------   -----------   ------------   ------------   ------------   -----------
Accumulation units end of year ..............    1,485,607     1,594,684      7,261,376      5,831,418      3,119,435     1,678,372
                                               ===========   ===========   ============   ============   ============   ===========

7. SCHEDULE OF ACCUMULATION UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                   PIONEER REAL ESTATE       PIONEER SMALL AND MID       PIONEER SMALL CAP
                                                  SHARES VCT PORTFOLIO -         CAP GROWTH VCT        VALUE VCT PORTFOLIO -
                                                     CLASS II SHARES         PORTFOLIO - CLASS II         CLASS II SHARES
                                                ------------------------   ------------------------   -----------------------
                                                    2005         2004          2005         2004         2005         2004
                                                -----------   ----------   -----------   ----------   ----------   ----------
Accumulation units beginning of year ........     3,951,710    1,408,747       880,610            -    3,723,144    1,447,871
Accumulation units purchased and
  transferred from other funding options ....     1,540,307    2,961,153       732,385    1,227,452    1,185,168    2,758,182
Accumulation units redeemed and
  transferred to other funding options ......      (931,798)    (418,190)     (306,903)    (346,842)    (643,471)    (482,909)
                                                -----------   ----------   -----------   ----------   ----------   ----------
Accumulation units end of year ..............     4,560,219    3,951,710     1,306,092      880,610    4,264,841    3,723,144
                                                ===========   ==========   ===========   ==========   ==========   ==========

                                                  PIONEER SMALL COMPANY        PIONEER STRATEGIC         PIONEER VALUE VCT
                                                  VCT PORTFOLIO - CLASS     INCOME VCT PORTFOLIO -     PORTFOLIO - CLASS II
                                                        II SHARES               CLASS II SHARES               SHARES
                                                ------------------------   ------------------------   -----------------------
                                                    2005         2004          2005         2004         2005         2004
                                                -----------   ----------   -----------   ----------   ----------   ----------
Accumulation units beginning of year ........       871,108      379,560     9,365,283    2,459,613    3,659,145      668,964
Accumulation units purchased and
  transferred from other funding options ....       328,497      566,625     4,523,068    7,954,938    1,830,170    3,189,292
Accumulation units redeemed and
  transferred to other funding options ......      (154,251)     (75,077)   (1,237,362)  (1,049,268)    (447,557)    (199,111)
                                                -----------   ----------   -----------   ----------   ----------   ----------
Accumulation units end of year ..............     1,045,354      871,108    12,650,989    9,365,283    5,041,758    3,659,145
                                                ===========   ==========   ===========   ==========   ==========   ==========

                                                         PUTNAM VT             PUTNAM VT SMALL CAP
                                                   INTERNATIONAL EQUITY      VALUE FUND - CLASS IB
                                                  FUND - CLASS IB SHARES             SHARES            ALL CAP FUND - CLASS I
                                                ------------------------   ------------------------   -----------------------
                                                    2005         2004          2005         2004         2005         2004
                                                -----------   ----------   -----------   ----------   ----------   ----------
Accumulation units beginning of year ........       180,964      121,701     2,173,399      613,550    1,847,483      394,651
Accumulation units purchased and
  transferred from other funding options ....         7,357       80,477     2,169,894    1,643,806    1,089,774    1,487,900
Accumulation units redeemed and
  transferred to other funding options ......       (24,124)     (21,214)     (347,899)     (83,957)    (262,042)     (35,068)
                                                -----------   ----------   -----------   ----------   ----------   ----------
Accumulation units end of year ..............       164,197      180,964     3,995,394    2,173,399    2,675,215    1,847,483
                                                ===========   ==========   ===========   ==========   ==========   ==========

                                                                                                          SALOMON BROTHERS
                                                                             LARGE CAP GROWTH FUND     VARIABLE ALL CAP FUND
                                                INVESTORS FUND - CLASS I          - CLASS I                 - CLASS II
                                                ------------------------   ------------------------   -----------------------
                                                    2005         2004          2005         2004         2005         2004
                                                -----------   ----------   -----------   ----------   ----------   ----------
Accumulation units beginning of year ........     1,414,672      600,786     1,712,229      336,069            -            -
Accumulation units purchased and
  transferred from other funding options ....       266,649      857,918       282,597    1,445,765       14,305            -
Accumulation units redeemed and
  transferred to other funding options ......      (164,471)     (44,032)     (150,682)     (69,605)           -            -
                                                -----------   ----------   -----------   ----------   ----------   ----------
Accumulation units end of year ..............     1,516,850    1,414,672     1,844,144    1,712,229       14,305            -
                                                ===========   ==========   ===========   ==========   ==========   ==========

7. SCHEDULE OF ACCUMULATION UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                                                                         SCUDDER REAL ESTATE
                                                   SMALL CAP GROWTH FUND       TOTAL RETURN FUND -     SECURITIES PORTFOLIO -
                                                        - CLASS I                   CLASS II                  CLASS B
                                                ------------------------   ------------------------   -----------------------
                                                    2005         2004          2005         2004         2005         2004
                                                -----------   ----------   -----------   ----------   ----------   ----------
Accumulation units beginning of year ........     1,987,059      511,326     3,512,638    1,628,920    2,399,966      506,209
Accumulation units purchased and
  transferred from other funding options ....     1,002,739    1,557,892       801,859    2,251,437    1,411,154    2,108,375
Accumulation units redeemed and
  transferred to other funding options ......      (264,882)     (82,159)     (720,761)    (367,719)    (315,929)    (214,618)
                                                -----------   ----------   -----------   ----------   ----------   ----------
Accumulation units end of year ..............     2,724,916    1,987,059     3,593,736    3,512,638    3,495,191    2,399,966
                                                ===========   ==========   ===========   ==========   ==========   ==========

                                                 SCUDDER VIT EQUITY 500       21ST CENTURY GROWTH         CAPITAL GROWTH
                                                  INDEX FUND - CLASS B2       PORTFOLIO - CLASS B       PORTFOLIO - CLASS B
                                                ------------------------   ------------------------   -----------------------
                                                    2005         2004          2005         2004         2005         2004
                                                -----------   ----------   -----------   ----------   ----------   ----------
Accumulation units beginning of year ........             -            -       423,915       76,182    1,364,655      336,874
Accumulation units purchased and
  transferred from other funding options ....     6,342,353            -        55,701      358,621    3,418,357    1,084,821
Accumulation units redeemed and
  transferred to other funding options ......      (321,562)           -      (479,616)     (10,888)    (158,461)     (57,040)
                                                -----------   ----------   -----------   ----------   ----------   ----------
Accumulation units end of year ..............     6,020,791            -             -      423,915    4,624,551    1,364,655
                                                ===========   ==========   ===========   ==========   ==========   ==========

                                                     GLOBAL DISCOVERY           GROWTH AND INCOME          HEALTH SCIENCES
                                                   PORTFOLIO - CLASS B        PORTFOLIO - CLASS B       PORTFOLIO - CLASS B
                                                ------------------------   ------------------------   -----------------------
                                                    2005         2004          2005         2004         2005         2004
                                                -----------   ----------   -----------   ----------   ----------   ----------
Accumulation units beginning of year ........     1,125,764      274,209     1,738,217      408,892    1,418,147      483,231
Accumulation units purchased and
  transferred from other funding options ....       916,093      919,411     2,143,398    1,461,735    1,036,483    1,057,221
Accumulation units redeemed and
  transferred to other funding options ......      (205,628)     (67,856)     (974,833)    (132,410)    (595,734)    (122,305)
                                                -----------   ----------   -----------   ----------   ----------   ----------
Accumulation units end of year ..............     1,836,229    1,125,764     2,906,782    1,738,217    1,858,896    1,418,147
                                                ===========   ==========   ===========   ==========   ==========   ==========

                                                      INTERNATIONAL            SVS I SCUDDER BOND        SCUDDER BLUE CHIP
                                                   PORTFOLIO - CLASS B        PORTFOLIO - CLASS B       PORTFOLIO - CLASS B
                                                ------------------------   ------------------------   -----------------------
                                                    2005         2004          2005         2004         2005         2004
                                                -----------   ----------   -----------   ----------   ----------   ----------
Accumulation units beginning of year ........     1,537,169      247,353             -            -    2,330,111      580,981
Accumulation units purchased and
  transferred from other funding options ....       718,683    1,329,543        59,572            -    5,909,938    2,135,058
Accumulation units redeemed and
  transferred to other funding options ......      (240,482)     (39,727)           (4)           -   (4,273,777)    (385,928)
                                                -----------   ----------   -----------   ----------   ----------   ----------
Accumulation units end of year ..............     2,015,370    1,537,169        59,568            -    3,966,272    2,330,111
                                                ===========   ==========   ===========   ==========   ==========   ==========

7. SCHEDULE OF ACCUMULATION UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                   SCUDDER CONSERVATIVE                                 SCUDDER GLOBAL BLUE
                                                     INCOME STRATEGY         SCUDDER FIXED INCOME         CHIP PORTFOLIO -
                                                   PORTFOLIO - CLASS B        PORTFOLIO - CLASS B             CLASS B
                                                ------------------------   ------------------------   -----------------------
                                                    2005         2004          2005         2004         2005         2004
                                                -----------   ----------   -----------   ----------   ----------   ----------
Accumulation units beginning of year ........        56,101            -     6,328,276    1,454,760    1,125,716      185,453
Accumulation units purchased and
  transferred from other funding options ....     1,078,029       56,101     1,721,121    6,269,560      900,502    1,005,585
Accumulation units redeemed and
  transferred to other funding options ......       (36,459)           -    (1,129,302)  (1,396,044)    (183,649)     (65,322)
                                                -----------   ----------   -----------   ----------   ----------   ----------
Accumulation units end of year ..............     1,097,671       56,101     6,920,095    6,328,276    1,842,569    1,125,716
                                                ===========   ==========   ===========   ==========   ==========   ==========

                                                   SCUDDER GOVERNMENT &         SCUDDER GROWTH &
                                                    AGENCY SECURITIES           INCOME STRATEGY            SCUDDER GROWTH
                                                   PORTFOLIO - CLASS B        PORTFOLIO - CLASS B       PORTFOLIO - CLASS B
                                                ------------------------   ------------------------   -----------------------
                                                    2005         2004          2005         2004         2005         2004
                                                -----------   ----------   -----------   ----------   ----------   ----------
Accumulation units beginning of year ........     3,315,762      488,723     3,029,035            -    1,010,587      276,558
Accumulation units purchased and
  transferred from other funding options ....       726,042    3,080,939    12,137,947    3,034,285      175,461      745,265
Accumulation units redeemed and
  transferred to other funding options ......      (581,555)    (253,900)     (330,831)      (5,250)  (1,186,048)     (11,236)
                                                -----------   ----------   -----------   ----------   ----------   ----------
Accumulation units end of year ..............     3,460,249    3,315,762    14,836,151    3,029,035            -    1,010,587
                                                ===========   ==========   ===========   ==========   ==========   ==========

                                                      SCUDDER GROWTH                                     SCUDDER INCOME &
                                                   STRATEGY PORTFOLIO -        SCUDDER HIGH INCOME       GROWTH STRATEGY
                                                         CLASS B              PORTFOLIO - CLASS B       PORTFOLIO - CLASS B
                                                ------------------------   ------------------------   -----------------------
                                                    2005         2004          2005         2004         2005         2004
                                                -----------   ----------   -----------   ----------   ----------   ----------
Accumulation units beginning of year ........     2,461,423            -     3,479,371    1,081,152    1,539,760            -
Accumulation units purchased and
  transferred from other funding options ....     7,559,208    2,464,627     3,494,560    2,577,406    3,938,061    1,541,196
Accumulation units redeemed and
  transferred to other funding options ......       (48,671)      (3,204)   (2,589,096)    (179,187)    (353,361)      (1,436)
                                                -----------   ----------   -----------   ----------   ----------   ----------
Accumulation units end of year ..............     9,971,960    2,461,423     4,384,835    3,479,371    5,124,460    1,539,760
                                                ===========   ==========   ===========   ==========   ==========   ==========

                                                  SCUDDER INTERNATIONAL
                                                 SELECT EQUITY PORTFOLIO     SCUDDER MERCURY LARGE     SCUDDER MID-CAP GROWTH
                                                        - CLASS B             CAP CORE PORTFOLIO        PORTFOLIO - CLASS B
                                                ------------------------   ------------------------   -----------------------
                                                    2005         2004          2005         2004         2005         2004
                                                -----------   ----------   -----------   ----------   ----------   ----------
Accumulation units beginning of year ........     3,413,628      442,573             -            -      303,140      199,264
Accumulation units purchased and
  transferred from other funding options ....     1,140,282    3,144,520       688,446            -      197,715      197,584
Accumulation units redeemed and
  transferred to other funding options ......      (367,097)    (173,465)      (15,755)           -      (37,914)     (93,708)
                                                -----------   ----------   -----------   ----------   ----------   ----------
Accumulation units end of year ..............     4,186,813    3,413,628       672,691            -      462,941      303,140
                                                ===========   ==========   ===========   ==========   ==========   ==========

7. SCHEDULE OF ACCUMULATION UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                                                SCUDDER SALOMON          SCUDDER SMALL CAP
                                                   SCUDDER MONEY MARKET        AGGRESSIVE GROWTH        GROWTH PORTFOLIO -
                                                   PORTFOLIO - CLASS B             PORTFOLIO                  CLASS B
                                                ------------------------   ------------------------   -----------------------
                                                    2005         2004          2005         2004         2005         2004
                                                -----------   ----------   -----------   ----------   ----------   ----------
Accumulation units beginning of year ........     6,156,824    3,173,519       313,749       85,141    1,844,242      433,592
Accumulation units purchased and
  transferred from other funding options ....    15,144,121    7,635,894        97,307      248,197    1,314,224    1,573,338
Accumulation units redeemed and
  transferred to other funding options ......   (16,638,219)  (4,652,589)      (31,746)     (19,589)    (244,546)    (162,688)
                                                -----------   ----------   -----------   ----------   ----------   ----------
Accumulation units end of year ..............     4,662,726    6,156,824       379,310      313,749    2,913,920    1,844,242
                                                ===========   ==========   ===========   ==========   ==========   ==========

                                                    SCUDDER STRATEGIC          SCUDDER TECHNOLOGY        SCUDDER TEMPLETON
                                                   INCOME PORTFOLIO -          GROWTH PORTFOLIO -          FOREIGN VALUE
                                                        CLASS B                      CLASS B                 PORTFOLIO
                                                ------------------------   ------------------------   -----------------------
                                                    2005         2004          2005         2004         2005         2004
                                                -----------   ----------   -----------   ----------   ----------   ----------
Accumulation units beginning of year ........     2,821,729      520,386     1,153,664      472,968            -            -
Accumulation units purchased and
  transferred from other funding options ....     2,392,592    3,340,476       803,920      796,274      867,339            -
Accumulation units redeemed and
  transferred to other funding options ......      (622,160)  (1,039,133)     (489,601)    (115,578)      (5,643)           -
                                                -----------   ----------   -----------   ----------   ----------   ----------
Accumulation units end of year ..............     4,592,161    2,821,729     1,467,983    1,153,664      861,696            -
                                                ===========   ==========   ===========   ==========   ==========   ==========

                                                                               SVS DAVIS VENTURE        SVS DREMAN FINANCIAL
                                                   SCUDDER TOTAL RETURN        VALUE PORTFOLIO -       SERVICES PORTFOLIO -
                                                   PORTFOLIO - CLASS B               CLASS B                   CLASS B
                                                ------------------------   ------------------------   -----------------------
                                                    2005         2004          2005         2004         2005         2004
                                                -----------   ----------   -----------   ----------   ----------   ----------
Accumulation units beginning of year ........     2,933,867      359,405     6,497,490    1,040,802    1,230,081      351,556
Accumulation units purchased and
  transferred from other funding options ....     2,365,961    2,602,120     3,998,185    6,512,583      348,703      933,004
Accumulation units redeemed and
  transferred to other funding options ......    (1,707,521)     (27,658)   (1,626,835)  (1,055,895)     (83,349)     (54,479)
                                                -----------   ----------   -----------   ----------   ----------   ----------
Accumulation units end of year ..............     3,592,307    2,933,867     8,868,840    6,497,490    1,495,435    1,230,081
                                                ===========   ==========   ===========   ==========   ==========   ==========

                                                 SVS DREMAN HIGH RETURN      SVS DREMAN SMALL CAP        SVS EAGLE FOCUSED
                                                   EQUITY PORTFOLIO -          VALUE PORTFOLIO -          LARGE CAP GROWTH
                                                         CLASS B                    CLASS B             PORTFOLIO - CLASS B
                                                ------------------------   ------------------------   -----------------------
                                                    2005         2004          2005         2004         2005         2004
                                                -----------   ----------   -----------   ----------   ----------   ----------
Accumulation units beginning of year ........     5,095,282      799,595     3,925,208      787,795    1,783,931      477,320
Accumulation units purchased and
  transferred from other funding options ....     3,798,317    4,688,518     1,678,658    3,257,328       75,902    1,461,695
Accumulation units redeemed and
  transferred to other funding options ......    (1,504,433)    (392,831)     (291,391)    (119,915)  (1,859,833)    (155,084)
                                                -----------   ----------   -----------   ----------   ----------   ----------
Accumulation units end of year ..............     7,389,166    5,095,282     5,312,475    3,925,208            -    1,783,931
                                                ===========   ==========   ===========   ==========   ==========   ==========

7. SCHEDULE OF ACCUMULATION UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                    SVS FOCUS VALUE &        SVS II SCUDDER LARGE
                                                   GROWTH PORTFOLIO -        CAP VALUE PORTFOLIO -         SVS INDEX 500
                                                         CLASS B                    CLASS B             PORTFOLIO - CLASS B
                                                ------------------------   ------------------------   -----------------------
                                                    2005         2004          2005         2004         2005         2004
                                                -----------   ----------   -----------   ----------   ----------   ----------
Accumulation units beginning of year ........       486,424       53,820     2,718,183    1,057,445    5,063,522      341,601
Accumulation units purchased and
  transferred from other funding options ....        50,190      460,078       715,863    1,873,764    1,388,844    4,776,601
Accumulation units redeemed and
  transferred to other funding options ......      (536,614)     (27,474)     (232,577)    (213,026)  (6,452,366)     (54,680)
                                                -----------   ----------   -----------   ----------   ----------   ----------
Accumulation units end of year ..............             -      486,424     3,201,469    2,718,183            -    5,063,522
                                                ===========   ==========   ===========   ==========   ==========   ==========

                                                  SVS JANUS GROWTH AND          SVS JANUS GROWTH         SVS MFS STRATEGIC
                                                   INCOME PORTFOLIO -            OPPORTUNITIES           VALUE PORTFOLIO -
                                                         CLASS B              PORTFOLIO - CLASS B             CLASS B
                                                ------------------------   ------------------------   -----------------------
                                                    2005         2004          2005         2004         2005         2004
                                                -----------   ----------   -----------   ----------   ----------   ----------
Accumulation units beginning of year ........     1,715,884      577,606       253,886      118,437    1,298,521      454,837
Accumulation units purchased and
  transferred from other funding options ....       568,048    1,273,516        51,875      142,502      211,698      935,058
Accumulation units redeemed and
  transferred to other funding options ......      (528,907)    (135,238)      (34,999)      (7,053)    (117,559)     (91,374)
                                                -----------   ----------   -----------   ----------   ----------   ----------
Accumulation units end of year ..............     1,755,025    1,715,884       270,762      253,886    1,392,660    1,298,521
                                                ===========   ==========   ===========   ==========   ==========   ==========

                                                    SVS OAK STRATEGIC         SVS TURNER MID CAP         ALGER AMERICAN
                                                   EQUITY PORTFOLIO -         GROWTH PORTFOLIO -       BALANCED PORTFOLIO -
                                                        CLASS B                     CLASS B               CLASS S SHARES
                                                ------------------------   ------------------------   -----------------------
                                                    2005         2004          2005         2004         2005         2004
                                                -----------   ----------   -----------   ----------   ----------   ----------
Accumulation units beginning of year ........     1,837,279      235,934     1,267,185      325,310    2,662,417      734,901
Accumulation units purchased and
  transferred from other funding options ....       466,991    1,796,356       416,952      999,863      672,340    2,044,262
Accumulation units redeemed and
  transferred to other funding options ......      (228,148)    (195,011)     (188,299)     (57,988)    (141,522)    (116,746)
                                                -----------   ----------   -----------   ----------   ----------   ----------
Accumulation units end of year ..............     2,076,122    1,837,279     1,495,838    1,267,185    3,193,235    2,662,417
                                                ===========   ==========   ===========   ==========   ==========   ==========

                                                     ALGER AMERICAN
                                                    LEVERAGED ALLCAP
                                                   PORTFOLIO - CLASS S            AIM CAPITAL         CONVERTIBLE SECURITIES
                                                          SHARES            APPRECIATION PORTFOLIO           PORTFOLIO
                                                ------------------------   ------------------------   -----------------------
                                                    2005         2004          2005         2004         2005         2004
                                                -----------   ----------   -----------   ----------   ----------   ----------
Accumulation units beginning of year ........       713,472      186,991       948,771      300,809    2,165,763      504,730
Accumulation units purchased and
  transferred from other funding options ....       315,948      607,485       316,445      657,548      903,564    1,733,995
Accumulation units redeemed and
  transferred to other funding options ......       (83,976)     (81,004)     (259,967)      (9,586)    (406,066)     (72,962)
                                                -----------   ----------   -----------   ----------   ----------   ----------
Accumulation units end of year ..............       945,444      713,472     1,005,249      948,771    2,663,261    2,165,763
                                                ===========   ==========   ===========   ==========   ==========   ==========

7. SCHEDULE OF ACCUMULATION UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                    DISCIPLINED MID CAP          EQUITY INCOME         FEDERATED HIGH YIELD
                                                     STOCK PORTFOLIO               PORTFOLIO                PORTFOLIO
                                                ------------------------   ------------------------   -----------------------
                                                    2005         2004          2005         2004         2005         2004
                                                -----------   ----------   -----------   ----------   ----------   ----------
Accumulation units beginning of year ........     1,686,420      344,316     2,580,993    1,075,226    1,557,653      479,387
Accumulation units purchased and
  transferred from other funding options ....       388,576    1,371,001     1,381,284    1,566,527    1,202,558    1,607,365
Accumulation units redeemed and
  transferred to other funding options ......      (195,437)     (28,897)     (241,989)     (60,760)    (299,616)    (529,099)
                                                -----------   ----------   -----------   ----------   ----------   ----------
Accumulation units end of year ..............     1,879,559    1,686,420     3,720,288    2,580,993    2,460,595    1,557,653
                                                ===========   ==========   ===========   ==========   ==========   ==========

                                                                                                        MANAGED ALLOCATION
                                                      FEDERATED STOCK                                   SERIES: AGGRESSIVE
                                                        PORTFOLIO             LARGE CAP PORTFOLIO           PORTFOLIO
                                                ------------------------   ------------------------   -----------------------
                                                    2005         2004          2005         2004         2005         2004
                                                -----------   ----------   -----------   ----------   ----------   ----------
Accumulation units beginning of year ........       329,200       72,412     1,214,719      454,655            -            -
Accumulation units purchased and
  transferred from other funding options ....        64,166      263,418       569,505      776,521      809,390            -
Accumulation units redeemed and
  transferred to other funding options ......       (21,995)      (6,630)     (164,359)     (16,457)     (10,356)           -
                                                -----------   ----------   -----------   ----------   ----------   ----------
Accumulation units end of year ..............       371,371      329,200     1,619,865    1,214,719      799,034            -
                                                ===========   ==========   ===========   ==========   ==========   ==========

                                                                                                        MANAGED ALLOCATION
                                                   MANAGED ALLOCATION          MANAGED ALLOCATION              SERIES:
                                                  SERIES: CONSERVATIVE        SERIES: MODERATE           MODERATE-AGGRESSIVE
                                                        PORTFOLIO                 PORTFOLIO                 PORTFOLIO
                                                ------------------------   ------------------------   -----------------------
                                                    2005         2004          2005         2004         2005         2004
                                                -----------   ----------   -----------   ----------   ----------   ----------
Accumulation units beginning of year ........             -            -             -            -            -            -
Accumulation units purchased and
  transferred from other funding options ....       789,884            -     2,646,777            -    4,269,574            -
Accumulation units redeemed and
  transferred to other funding options ......           (47)           -        (3,517)           -      (16,217)           -
                                                -----------   ----------   -----------   ----------   ----------   ----------
Accumulation units end of year ..............       789,837            -     2,643,260            -    4,253,357            -
                                                ===========   ==========   ===========   ==========   ==========   ==========

                                                   MANAGED ALLOCATION
                                                         SERIES:
                                                  MODERATE-CONSERVATIVE        MERCURY LARGE CAP        MFS EMERGING GROWTH
                                                        PORTFOLIO                CORE PORTFOLIO              PORTFOLIO
                                                ------------------------   ------------------------   -----------------------
                                                    2005         2004          2005         2004         2005         2004
                                                -----------   ----------   -----------   ----------   ----------   ----------
Accumulation units beginning of year ........             -            -     1,015,987      128,844      942,208      241,673
Accumulation units purchased and
  transferred from other funding options ....        75,757            -     2,092,833      888,968      172,589      715,888
Accumulation units redeemed and
  transferred to other funding options ......            (1)           -      (132,006)      (1,825)  (1,114,797)     (15,353)
                                                -----------   ----------   -----------   ----------   ----------   ----------
Accumulation units end of year ..............        75,756            -     2,976,814    1,015,987            -      942,208
                                                ===========   ==========   ===========   ==========   ==========   ==========

7. SCHEDULE OF ACCUMULATION UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                    MFS MID CAP GROWTH         MFS TOTAL RETURN
                                                        PORTFOLIO                 PORTFOLIO             MFS VALUE PORTFOLIO
                                                ------------------------   ------------------------   -----------------------
                                                    2005         2004          2005         2004         2005         2004
                                                -----------   ----------   -----------   ----------   ----------   ----------
Accumulation units beginning of year ........     1,525,875      405,639     9,355,000    3,286,353      893,089            -
Accumulation units purchased and
  transferred from other funding options ....     1,469,326    1,195,122     8,250,272    6,339,055    1,693,851      941,752
Accumulation units redeemed and
  transferred to other funding options ......      (290,719)     (74,886)     (968,148)    (270,408)    (102,959)     (48,663)
                                                -----------   ----------   -----------   ----------   ----------   ----------
Accumulation units end of year ..............     2,704,482    1,525,875    16,637,124    9,355,000    2,483,981      893,089
                                                ===========   ==========   ===========   ==========   ==========   ==========

                                                  MONDRIAN INTERNATIONAL                               PIONEER MID CAP VALUE
                                                     STOCK PORTFOLIO        PIONEER FUND PORTFOLIO          PORTFOLIO
                                                ------------------------   ------------------------   -----------------------
                                                    2005         2004          2005         2004         2005         2004
                                                -----------   ----------   -----------   ----------   ----------   ----------
Accumulation units beginning of year ........       667,898       94,705       217,630       75,247            -            -
Accumulation units purchased and
  transferred from other funding options ....       859,915      603,041       356,199      146,543       15,608            -
Accumulation units redeemed and
  transferred to other funding options ......      (128,708)     (29,848)      (35,057)      (4,160)           -            -
                                                -----------   ----------   -----------   ----------   ----------   ----------
Accumulation units end of year ..............     1,399,105      667,898       538,772      217,630       15,608            -
                                                ===========   ==========   ===========   ==========   ==========   ==========

                                                                                                        STYLE FOCUS SERIES:
                                                    PIONEER STRATEGIC          STRATEGIC EQUITY          SMALL CAP GROWTH
                                                    INCOME PORTFOLIO              PORTFOLIO                 PORTFOLIO
                                                ------------------------   ------------------------   -----------------------
                                                    2005         2004          2005         2004         2005         2004
                                                -----------   ----------   -----------   ----------   ----------   ----------
Accumulation units beginning of year ........       445,852            -       759,416      500,414            -            -
Accumulation units purchased and
  transferred from other funding options ....     5,257,489      462,372       147,253      274,172       75,831            -
Accumulation units redeemed and
  transferred to other funding options ......    (1,064,322)     (16,520)     (110,905)     (15,170)        (582)           -
                                                -----------   ----------   -----------   ----------   ----------   ----------
Accumulation units end of year ..............     4,639,019      445,852       795,764      759,416       75,249            -
                                                ===========   ==========   ===========   ==========   ==========   ==========

                                                   STYLE FOCUS SERIES:
                                                     SMALL CAP VALUE        TRAVELERS QUALITY BOND        U.S. GOVERNMENT
                                                       PORTFOLIO                  PORTFOLIO            SECURITIES PORTFOLIO
                                                ------------------------   ------------------------   -----------------------
                                                    2005         2004          2005         2004         2005         2004
                                                -----------   ----------   -----------   ----------   ----------   ----------
Accumulation units beginning of year ........             -            -     4,343,103    1,909,334      487,660            -
Accumulation units purchased and
  transferred from other funding options ....        12,244            -     1,944,129    2,817,388    1,760,189      492,239
Accumulation units redeemed and
  transferred to other funding options ......           (27)           -      (557,138)    (383,619)    (109,355)      (4,579)
                                                -----------   ----------   -----------   ----------   ----------   ----------
Accumulation units end of year ..............        12,217            -     5,730,094    4,343,103    2,138,494      487,660
                                                ===========   ==========   ===========   ==========   ==========   ==========

7. SCHEDULE OF ACCUMULATION UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                   SB ADJUSTABLE RATE
                                                   INCOME PORTFOLIO -          SOCIAL AWARENESS        COMSTOCK PORTFOLIO -
                                                     CLASS I SHARES             STOCK PORTFOLIO           CLASS II SHARES
                                                ------------------------   ------------------------   -----------------------
                                                    2005         2004          2005         2004         2005         2004
                                                -----------   ----------   -----------   ----------   ----------   ----------
Accumulation units beginning of year ........     1,235,927      334,340       470,977            -    2,033,640      578,599
Accumulation units purchased and
  transferred from other funding options ....     1,344,721    1,173,796       270,158      471,449    2,971,485    1,478,995
Accumulation units redeemed and
  transferred to other funding options ......      (174,129)    (272,209)      (13,364)        (472)    (251,859)     (23,954)
                                                -----------   ----------   -----------   ----------   ----------   ----------
Accumulation units end of year ..............     2,406,519    1,235,927       727,771      470,977    4,753,266    2,033,640
                                                ===========   ==========   ===========   ==========   ==========   ==========

                                                                                                           DYNAMIC CAPITAL
                                                 ENTERPRISE PORTFOLIO -     CONTRAFUND(R) PORTFOLIO    APPRECIATION PORTFOLIO
                                                    CLASS II SHARES           - SERVICE CLASS 2         - SERVICE CLASS 2
                                                ------------------------   ------------------------   -----------------------
                                                    2005         2004          2005         2004         2005         2004
                                                -----------   ----------   -----------   ----------   ----------   ----------
Accumulation units beginning of year ........       101,677      135,042     3,673,016      799,859      343,197       76,089
Accumulation units purchased and
  transferred from other funding options ....         7,161       27,541     3,729,374    2,955,590      122,275      267,888
Accumulation units redeemed and
  transferred to other funding options ......       (26,121)     (60,906)     (733,559)     (82,433)     (86,987)        (780)
                                                -----------   ----------   -----------   ----------   ----------   ----------
Accumulation units end of year ..............        82,717      101,677     6,668,831    3,673,016      378,485      343,197
                                                ===========   ==========   ===========   ==========   ==========   ==========

                                                            MID CAP PORTFOLIO -
                                                              SERVICE CLASS 2
                                                          ------------------------
                                                              2005         2004
                                                          -----------   ----------
Accumulation units beginning of year ........               3,822,377      529,242
Accumulation units purchased and
  transferred from other funding options ....               4,327,400    3,413,342
Accumulation units redeemed and
  transferred to other funding options ......                (567,270)    (120,207)
                                                          -----------   ----------
Accumulation units end of year ..............               7,582,507    3,822,377
                                                          ===========   ==========

                              INDEPENDENT AUDITORS


                              DELOITTE & TOUCHE LLP
                                 Tampa, Florida




                                    KPMG LLP
                              Hartford, Connecticut













SEP12 (Annual) (12-05)  Printed in U.S.A.

ITEM 8.  FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

            INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

                                                              PAGE
                                                              ----
Reports of Independent Registered Public Accounting Firms...   F-1
Financial Statements as of December 31, 2005 (SUCCESSOR) and
  2004 (PREDECESSOR) and for the six months ended December
  31, 2005 (SUCCESSOR) and June 30, 2005 (PREDECESSOR) and
  for each of the years ended December 31, 2004
  (PREDECESSOR) and 2003 (PREDECESSOR):
  Consolidated Balance Sheets...............................   F-4
  Consolidated Statements of Income.........................   F-5
  Consolidated Statements of Stockholder's Equity...........   F-6
  Consolidated Statements of Cash Flows.....................   F-7
  Notes to Consolidated Financial Statements................   F-8
Financial Statement Schedules as of December 31, 2005
  (SUCCESSOR) and 2004 (PREDECESSOR) and for the six months
  ended December 31, 2005 (SUCCESSOR) and June 30, 2005
  (PREDECESSOR) and for the years ended December 31, 2004
  (PREDECESSOR) and 2003 (PREDECESSOR):
  Schedule I -- Consolidated Summary of Investments -- Other
     Than Investments in Affiliates.........................  F-57
  Schedule III -- Consolidated Supplementary Insurance
     Information............................................  F-58
  Schedule IV -- Consolidated Reinsurance...................  F-60

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder of
The Travelers Life and Annuity Company:

     We have audited the accompanying consolidated balance sheet of The Travelers Life and Annuity Company and subsidiaries (the "Company") as of December 31, 2005 (SUCCESSOR), and the related consolidated statements of income, stockholder's equity, and cash flows for the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR). Our audit also included the consolidated financial statement schedules as of December 31, 2005 (SUCCESSOR), and the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR), listed in the accompanying index. These consolidated financial statements and consolidated financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and consolidated financial statement schedules based on our audit. The consolidated financial statements and consolidated financial statement schedules of the Company as of December 31, 2004 (PREDECESSOR), and for the years ended December 31, 2004 (PREDECESSOR) and 2003 (PREDECESSOR), were audited by other auditors whose report, dated March 28, 2005, expressed an unqualified opinion on those statements and included an explanatory paragraph regarding the Company's change of its accounting method for certain non-traditional long duration contracts and separate accounts in 2004.

     We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall consolidated financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, such consolidated financial statements present fairly, in all material respects, the consolidated financial position of The Travelers Life and Annuity Company and subsidiaries as of December 31, 2005 (SUCCESSOR), and the results of their operations and their cash flows for the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR), in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such consolidated financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein as of December 31, 2005 (SUCCESSOR), and for the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR).

     As described in Note 1 to the consolidated financial statements, the Company was acquired by MetLife, Inc. on July 1, 2005. As required by the U.S. Securities and Exchange Commission Staff Accounting Bulletin Topic 5-J., Push Down Basis of Accounting Required in Certain Limited Circumstances, the purchase method of accounting was applied to the assets and liabilities of the Company, and such assets and liabilities were measured at their fair values as of the acquisition date in conformity with Statement of Financial Accounting Standards No. 141, Business Combinations. The accompanying consolidated financial statements for periods prior and subsequent to the acquisition date are labeled "PREDECESSOR" and "SUCCESSOR," respectively.

/s/ DELOITTE & TOUCHE LLP
---------------------------------------------------------
DELOITTE & TOUCHE LLP

New York, New York
March 29, 2006

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder
The Travelers Life and Annuity Company:

     We have audited the accompanying balance sheet of The Travelers Life and Annuity Company as of December 31, 2004 (PREDECESSOR) and the related statements of income, stockholder's equity, and cash flows for each of the years in the two-year period ended December 31, 2004 (PREDECESSOR). These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Life and Annuity Company as of December 31, 2004 and the results of its operations and its cash flows for each of the years in the two-year period ended December 31, 2004 in conformity with U.S. generally accepted accounting principles.

     As discussed in Note 2 to the financial statements, the Company changed its methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004.

/s/ KPMG LLP
---------------------------------------------------------
KPMG LLP

Hartford, Connecticut
March 28, 2005

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder
The Travelers Life and Annuity Company:

     Under date of March 28, 2005, we reported on the balance sheet of The Travelers Life and Annuity Company as of December 31, 2004 (PREDECESSOR) and the related statements of income, stockholder's equity and cash flows for each of the years in the two-year period ended December 31, 2004 (PREDECESSOR), which are included in the Form 10-K. In connection with our audits of the aforementioned financial statements, we also audited the related financial statement schedules as listed in the accompanying index. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits.

     In our opinion, such financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

     As discussed in Note 2 to the financial statements, the Company changed its methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004.

/s/ KPMG LLP
---------------------------------------------------------
KPMG LLP

Hartford, Connecticut
March 28, 2005

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

                          CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2005 AND 2004

                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                               SUCCESSOR       PREDECESSOR
                                                              ------------   ---------------
                                                              DECEMBER 31,    DECEMBER 31,
                                                                  2005            2004
                                                              ------------   ---------------
ASSETS
Investments:
  Fixed maturities available-for-sale, at fair value
     (amortized cost: $6,158 and $5,929, respectively)......    $ 6,055          $ 6,261
  Equity securities available-for-sale, at fair value (cost:
     $4 and $23, respectively)..............................          4               26
  Mortgage loans on real estate.............................        258              212
  Policy loans..............................................         37               32
  Other limited partnership interests.......................         73              219
  Short-term investments....................................         57              420
  Other invested assets.....................................        333              159
                                                                -------          -------
     Total investments......................................      6,817            7,329
Cash and cash equivalents...................................        233                1
Accrued investment income...................................         69               84
Premiums and other receivables..............................        201              242
Deferred policy acquisition costs and value of business
  acquired..................................................      1,777            1,533
Goodwill....................................................        243               --
Current income tax recoverable..............................         20               --
Deferred income tax assets..................................         90               --
Other assets................................................         22                5
Separate account assets.....................................     12,179           11,631
                                                                -------          -------
     Total assets...........................................    $21,651          $20,825
                                                                =======          =======
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Future policy benefits....................................    $ 1,740          $ 1,073
  Policyholder account balances.............................      5,688            5,227
  Other policyholder funds..................................         68                6
  Current income tax payable................................         --              265
  Deferred income tax liability.............................         --              180
  Payables for collateral under securities loaned and other
     transactions...........................................        108              208
  Other liabilities.........................................        132              274
  Separate account liabilities..............................     12,179           11,631
                                                                -------          -------
     Total liabilities......................................     19,915           18,864
                                                                -------          -------
Stockholder's Equity:
Common stock, par value $100 per share; 100,000 shares
  authorized, 30,000 shares issued and outstanding..........          3                3
Additional paid-in capital..................................      1,725              817
Retained earnings...........................................         50              922
Accumulated other comprehensive (loss) income...............        (42)             219
                                                                -------          -------
     Total stockholder's equity.............................      1,736            1,961
                                                                -------          -------
     Total liabilities and stockholder's equity.............    $21,651          $20,825
                                                                =======          =======

          See accompanying notes to consolidated financial statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

                       CONSOLIDATED STATEMENTS OF INCOME
          FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                 AND THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                 (IN MILLIONS)

                                                    SUCCESSOR                 PREDECESSOR
                                                 ----------------   --------------------------------
                                                 SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                                   DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                                 ----------------   ----------------   -------------
                                                       2005               2005         2004    2003
                                                 ----------------   ----------------   -----   -----
REVENUES
Premiums.......................................        $ 17               $ 20         $ 40    $ 41
Universal life and investment-type product
  policy fees..................................         233                221          371     237
Net investment income..........................         167                223          389     356
Other revenues.................................          11                 12           19      19
Net investment gains (losses)..................         (35)                (6)          17      (7)
                                                       ----               ----         ----    ----
  Total revenues...............................         393                470          836     646
                                                       ----               ----         ----    ----
EXPENSES
Policyholder benefits and claims...............          90                 49           85      90
Interest credited to policyholder account
  balances.....................................          76                126          241     217
Other expenses.................................         165                184          303     185
                                                       ----               ----         ----    ----
  Total expenses...............................         331                359          629     492
                                                       ----               ----         ----    ----
Income before provision for income taxes.......          62                111          207     154
Provision for income taxes.....................          12                 35           49      35
                                                       ----               ----         ----    ----
Net income.....................................        $ 50               $ 76         $158    $119
                                                       ====               ====         ====    ====

          See accompanying notes to consolidated financial statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
          FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                 AND THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                 (IN MILLIONS)

                                                                                         ACCUMULATED OTHER
                                                                                           COMPREHENSIVE
                                                                                           INCOME (LOSS)
                                                                                         -----------------
                                                                 ADDITIONAL               NET UNREALIZED
                                                        COMMON    PAID-IN     RETAINED   INVESTMENT GAINS
                                                        STOCK     CAPITAL     EARNINGS       (LOSSES)        TOTAL
                                                        ------   ----------   --------   -----------------   ------
BALANCE AT JANUARY 1, 2003 (PREDECESSOR)..............  $   3      $  417     $   645          $  95         $1,160
Comprehensive income (loss):
  Net income..........................................                            119                           119
  Other comprehensive income (loss):
    Unrealized gains (losses) on derivative
      instruments, net of income taxes................                                            (3)            (3)
    Unrealized investment gains (losses), net of
      related offsets and income taxes................                                           123            123
                                                                                                             ------
    Other comprehensive income (loss).................                                                          120
                                                                                                             ------
  Comprehensive income (loss).........................                                                          239
                                                        -----      ------     -------          -----         ------
BALANCE AT DECEMBER 31, 2003 (PREDECESSOR)............      3         417         764            215          1,399
Capital contributed by The Travelers Insurance
  Company.............................................                400                                       400
Comprehensive income (loss):
  Net income..........................................                            158                           158
  Other comprehensive income (loss):
    Unrealized gains (losses) on derivative
      instruments, net of income taxes................                                            (5)            (5)
    Unrealized investment gains (losses), net of
      related offsets and income taxes................                                             9              9
                                                                                                             ------
    Other comprehensive income (loss).................                                                            4
                                                                                                             ------
  Comprehensive income (loss).........................                                                          162
                                                        -----      ------     -------          -----         ------
BALANCE AT DECEMBER 31, 2004 (PREDECESSOR)............      3         817         922            219          1,961
Comprehensive income (loss):
  Net income..........................................                             76                            76
  Other comprehensive income (loss):
    Unrealized gains (losses) on derivative
      instruments, net of income taxes................                                            (2)            (2)
    Unrealized investment gains (losses), net of
      related offsets and income taxes................                                            (5)            (5)
                                                                                                             ------
    Other comprehensive income (loss).................                                                           (7)
                                                                                                             ------
  Comprehensive income (loss).........................                                                           69
Assumption of liabilities by The Travelers Insurance
  Company.............................................                  4                                         4
                                                        -----      ------     -------          -----         ------
BALANCE AT JUNE 30, 2005 (PREDECESSOR)................      3         821         998            212          2,034
Effect of push down accounting of MetLife,
  Inc.'s purchase price on The Travelers Life and
    Annuity
  Company's net assets acquired (See Note 1)..........              1,112        (998)          (212)           (98)
                                                        -----      ------     -------          -----         ------
BALANCE AT JULY 1, 2005 (SUCCESSOR)...................      3       1,933          --             --          1,936
Revisions of purchase price pushed down to The
  Travelers Life and Annuity Company's net assets
  acquired (See Note 1)...............................               (208)                                     (208)
Comprehensive income (loss):
  Net income..........................................                             50                            50
  Other comprehensive income (loss):
    Unrealized investment gains (losses), net of
      related offsets and income taxes................                                           (42)           (42)
                                                                                                             ------
    Other comprehensive income (loss).................                                                          (42)
                                                                                                             ------
  Comprehensive income (loss).........................                                                            8
                                                        -----      ------     -------          -----         ------
BALANCE AT DECEMBER 31, 2005 (SUCCESSOR)..............  $   3      $1,725     $    50          $ (42)        $1,736
                                                        =====      ======     =======          =====         ======

          See accompanying notes to consolidated financial statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
          FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                 AND THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                 (IN MILLIONS)

                                                            SUCCESSOR                     PREDECESSOR
                                                         ----------------    --------------------------------------
                                                         SIX MONTHS ENDED    SIX MONTHS ENDED       YEARS ENDED
                                                           DECEMBER 31,          JUNE 30,           DECEMBER 31,
                                                         ----------------    ----------------    ------------------
                                                               2005                2005           2004       2003
                                                         ----------------    ----------------    -------    -------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income.............................................      $    50              $  76          $   158    $   119
Adjustments to reconcile net income to net cash
  provided by operating activities:
    Amortization of premiums (accretion of discounts)
      associated with investments, net.................           12                 (8)             (18)       (13)
    Losses (gains) from sales of investments, net......           35                  6              (17)         7
    Interest credited to other policyholder account
      balances.........................................           76                126              241        217
    Universal life and investment-type product policy
      fees.............................................         (233)              (221)            (371)      (237)
    Change in accrued investment income................           11                 (4)              (7)       (37)
    Change in premiums and other receivables...........          (81)                 2               --          3
    Change in DAC and VOBA, net........................          (56)               (90)            (243)      (215)
    Change in insurance-related liabilities............           49                (15)             (49)       (16)
    Change in current income taxes payable.............          (25)              (242)             227       (101)
    Change in other assets.............................           90                 49               72       (128)
    Change in other liabilities........................           54                (75)             (17)        53
    Other, net.........................................           (1)                34              (21)        33
                                                             -------              -----          -------    -------
NET CASH (USED IN) OPERATING ACTIVITIES................          (19)              (362)             (45)      (315)
                                                             -------              -----          -------    -------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
    Fixed maturities...................................        3,483                521            1,305      2,111
    Equity securities..................................           30                  8               19          8
    Mortgage loans on real estate......................           37                 18               59         23
    Real estate and real estate joint ventures.........           --                 17                9         16
    Other limited partnership interests................           17                 18               23         16
  Purchases of:
    Fixed maturities...................................       (3,557)              (448)          (2,156)    (2,854)
    Equity securities..................................           --                 (1)             (30)        (4)
    Mortgage loans on real estate......................          (20)               (75)            (136)       (28)
    Other limited partnership interests................          (11)               (41)             (89)       (75)
  Policy loans.........................................           (2)                (4)              (5)         1
  Net change in short-term investments.................          131                135             (225)       280
  Net change in other invested assets..................           21                 16               43         76
  Other, net...........................................           --                  2               (1)        10
                                                             -------              -----          -------    -------
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES....          129                166           (1,184)      (420)
                                                             -------              -----          -------    -------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
    Deposits...........................................          343                476            1,023        914
    Withdrawals........................................         (290)              (181)            (178)      (268)
  Net change in payables for collateral under
    securities loaned and other transactions...........           (2)               (98)             (16)        75
  Financing element of certain derivative
    instruments........................................          (13)                --               --         --
  Capital contribution from parent.....................           --                 --              400         --
                                                             -------              -----          -------    -------
NET CASH PROVIDED BY FINANCING ACTIVITIES..............           38                197            1,229        721
                                                             -------              -----          -------    -------
Change in cash and cash equivalents....................          148                  1               --        (14)
Cash and cash equivalents, beginning of period.........           85                  1                1         15
                                                             -------              -----          -------    -------
CASH AND CASH EQUIVALENTS, END OF PERIOD...............      $   233              $   2          $     1    $     1
                                                             =======              =====          =======    =======
Supplemental disclosures of cash flow information:
    Net cash paid (received) during the period for
      income taxes.....................................      $    37              $ 277          $  (179)   $   135
    Assumption of liabilities by The Travelers
      Insurance Company................................      $    --              $   4          $    --    $    --
                                                             =======              =====          =======    =======

    See Note 1 for purchase accounting adjustment.

          See accompanying notes to consolidated financial statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  ACQUISITION OF THE TRAVELERS LIFE AND ANNUITY COMPANY BY METLIFE, INC.

     On July 1, 2005 (the "Acquisition Date"), The Travelers Life and Annuity Company ("TLAC," together with its subsidiaries, the "Company") and other affiliated entities, including the Company's parent, The Travelers Insurance Company ("TIC"), and substantially all of Citigroup Inc.'s ("Citigroup") international insurance businesses, and excluding Primerica Life Insurance Company and its subsidiaries ("Primerica") (collectively, "Travelers"), were acquired by MetLife, Inc. ("MetLife") from Citigroup (the "Acquisition") for $12.0 billion. MetLife is a leading provider of insurance and other financial services to millions of individual and institutional customers throughout the United States. Outside the United States, the MetLife companies have direct insurance operations in Asia Pacific, Latin America and Europe.

     Consideration paid by MetLife for the purchase consisted of approximately $10.9 billion in cash and 22,436,617 shares of MetLife's common stock with a market value of approximately $1.0 billion to Citigroup and approximately $100 million in other transaction costs. Consideration paid to Citigroup will be finalized subject to review of the June 30, 2005 financial statements of Travelers by both MetLife and Citigroup and interpretation of the provisions of the acquisition agreement, dated as of January 31, 2005 between MetLife and Citigroup (the "Acquisition Agreement"), by both parties.

     In accordance with Statement of Financial Accounting Standards ("SFAS") No. 141, Business Combinations, and SFAS No. 142, Goodwill and Other Intangible Assets, the Acquisition is being accounted for by MetLife using the purchase method of accounting, which requires that the assets and liabilities of the Company be identified and measured at their fair value as of the Acquisition Date. As required by the U.S. Securities and Exchange Commission ("SEC") Staff Accounting Bulletin Topic 5-J., Push Down Basis of Accounting Required in Certain Limited Circumstances, the purchase method of accounting applied by MetLife to the acquired assets and liabilities associated with the Company has been "pushed down" to the consolidated financial statements of the Company, thereby establishing a new basis of accounting. This new basis of accounting is referred to as the "successor basis," while the historical basis of accounting is referred to as the "predecessor basis." Financial statements included herein for periods prior and subsequent to the Acquisition Date are labeled "predecessor" and "successor," respectively.

  Purchase Price Allocation and Goodwill -- Preliminary

     The purchase price has been allocated to the assets acquired and liabilities assumed using management's best estimate of their fair values as of the Acquisition Date. The computation of the purchase price and the allocation of the purchase price to the net assets acquired based upon their respective fair values as of July 1, 2005, and the resulting goodwill, as revised, are presented below. During the fourth quarter of 2005, the Company revised the purchase price allocation as a result of reviews of the Company's underwriting criteria performed in order to refine the estimate of fair values of assumed future policy benefit liabilities. As a result of these reviews and actuarial analyses, and to be consistent with MetLife's reserving methodologies, the Company increased its estimate of the fair value of liabilities relating to a specific group of acquired life insurance policies. Consequently, the fair value of future policy benefits assumed increased by $314 million, net of the related deferred tax assets of $110 million, for a net change of $204 million. The Company expects to complete its reviews and, if required, further refine its estimate of the fair value of such liabilities by June 30, 2006. Additionally, the Company received updated information regarding the fair values of certain assets and liabilities such as its investments in other limited partnerships, mortgage and consumer loans, other assets and other liabilities resulting in a change in the fair value of assets and liabilities acquired, net of their related deferred tax effects, of $23 million. These adjustments resulted in a reduction of the total net fair value of the assets acquired and liabilities assumed of $227 million from those initially estimated. Based upon MetLife's method of attributing the purchase price to the entities acquired, the portion of Travelers' purchase

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

price attributed to the Company was decreased by $208 million resulting in an increase in goodwill of $19 million.

     The fair value of certain other assets acquired and liabilities assumed, including goodwill, may be further adjusted during the allocation period due to finalization of the purchase price to be paid to Citigroup as noted previously, agreement between Citigroup and MetLife as to the tax basis purchase price to be allocated to the acquired subsidiaries, and receipt of information regarding the estimation of certain fair values. In no case will the adjustments extend beyond one year from the Acquisition Date.

                                                                   SUCCESSOR
                                                                   ---------
                                                              AS OF JULY 1, 2005
                                                              ------------------
                                                                 (IN MILLIONS)
TOTAL PURCHASE PRICE:.......................................             $11,966
  Purchase price attributed to other affiliates.............              10,238
                                                                         -------
  Purchase price attributed to the Company..................               1,728
NET ASSETS ACQUIRED PRIOR TO PURCHASE ACCOUNTING
  ADJUSTMENTS...............................................  $ 2,034
ADJUSTMENTS TO REFLECT ASSETS ACQUIRED AT FAIR VALUE:
  Fixed maturities available-for-sale.......................       (4)
  Mortgage loans on real estate.............................        7
  Real estate and real estate joint ventures
     held-for-investment....................................       (1)
  Other limited partnership interests.......................        3
  Other invested assets.....................................      (10)
  Premiums and other receivables............................      (47)
  Elimination of historical deferred policy acquisition
     costs..................................................   (1,622)
  Value of business acquired................................    1,676
  Value of distribution agreements acquired.................        8
  Net deferred income tax asset.............................      261
  Other assets..............................................        5
ADJUSTMENTS TO REFLECT LIABILITIES ASSUMED AT FAIR VALUE:
  Future policy benefits....................................     (292)
  Policyholder account balances.............................     (464)
  Other liabilities.........................................      (69)
                                                              -------
NET FAIR VALUE OF ASSETS ACQUIRED AND LIABILITIES ASSUMED...               1,485
                                                                         -------
GOODWILL RESULTING FROM THE ACQUISITION.....................             $   243
                                                                         =======

     The entire amount of goodwill is expected to be deductible for income tax purposes.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Condensed Statement of Net Assets Acquired

     The condensed statement of net assets acquired reflects the fair value of the Company's net assets as of July 1, 2005 as follows:

                                                                   SUCCESSOR
                                                               ------------------
                                                               AS OF JULY 1, 2005
                                                               ------------------
                                                                 (IN MILLIONS)
ASSETS:
Fixed maturities available-for-sale.........................        $ 6,135
Equity securities available-for-sale........................             35
Mortgage loans on real estate...............................            277
Policy loans................................................             36
Other limited partnership interests.........................             80
Short-term investments......................................            188
Other invested assets.......................................            332
                                                                    -------
  Total investments.........................................          7,083
Cash and cash equivalents...................................             85
Accrued investment income...................................             80
Premiums and other receivables..............................            175
Value of business acquired..................................          1,676
Goodwill....................................................            243
Other intangible assets.....................................              8
Deferred tax asset..........................................            100
Other assets................................................              6
Separate account assets.....................................         11,617
                                                                    -------
  Total assets acquired.....................................         21,073
                                                                    -------

LIABILITIES:
Future policy benefits......................................          1,728
Policyholder account balances...............................          5,684
Other policyholder funds....................................             15
Current income taxes payable................................             37
Other liabilities...........................................            264
Separate account liabilities................................         11,617
                                                                    -------
  Total liabilities assumed.................................         19,345
                                                                    -------
  Net assets acquired.......................................        $ 1,728
                                                                    =======

  Other Intangible Assets

     Value of business acquired ("VOBA") reflects the estimated fair value of in-force contracts acquired and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts in-force at the Acquisition Date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums,

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. If estimated gross profits or premiums differ from expectations, the amortization of VOBA is adjusted to reflect actual experience.

     The value of the other identifiable intangibles reflects the estimated fair value of the Company's distribution agreements acquired at July 1, 2005 and will be amortized in relation to the expected economic benefits of the agreements. If actual experience under the distribution agreements differs from expectations, the amortization of these intangibles will be adjusted to reflect actual experience.

     The use of discount rates was necessary to establish the fair value of VOBA, as well as other identifiable intangible assets. In selecting the appropriate discount rates, management considered the calculated weighted average cost of capital, as well as the weighted average cost of capital required by market participants. A discount rate of 11.5% was used to value these intangible assets.

     The fair value of business acquired and distribution agreements acquired are as follows:

                                                            SUCCESSOR
                                                          -------------    WEIGHTED AVERAGE
                                                          JULY 1, 2005    AMORTIZATION PERIOD
                                                          -------------   -------------------
                                                          (IN MILLIONS)
Value of business acquired.............................      $1,676            16 years
Value of distribution agreements acquired..............           8            16 years
                                                             ------
  Total value of intangible assets acquired, excluding
     goodwill..........................................      $1,684            16 years
                                                             ======

     The estimated future amortization of the value of business acquired and distribution agreements from 2006 to 2010 is as follows:

                                                               (IN MILLIONS)
2006........................................................       $180
2007........................................................       $171
2008........................................................       $159
2009........................................................       $148
2010........................................................       $133

2.  SUMMARY OF ACCOUNTING POLICIES

  BUSINESS

     TLAC is a Connecticut corporation incorporated in 1973. As described more fully in Note 1, TLAC is a wholly-owned subsidiary of TIC. On July 1, 2005, TIC became a wholly-owned subsidiary of MetLife, a leading provider of insurance and other financial services to millions of individual and institutional customers throughout the United States. Outside the United States, the MetLife companies have direct insurance operations in Asia Pacific, Latin America and Europe. The Company offers annuities and life insurance to individuals and small businesses.

     The Company currently operates as a single segment and, as such, financial results are prepared and reviewed by management as a single operating segment. The Company continually evaluates its operating activities and the method utilized by management to evaluate the performance of such activities and will report on a segment basis when appropriate to do so.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of the Company and partnerships and joint ventures in which the Company has control. Assets, liabilities, revenues and expenses of the general account for 2005 and 2004 include amounts related to certain separate accounts previously reported in separate account assets and liabilities. See "-- Application of Recent Accounting Pronouncements." Intercompany accounts and transactions have been eliminated.

     As described more fully in Note 1, the application of purchase accounting resulted in the establishment of a new basis of accounting. Consequently, all periods prior and subsequent to the Acquisition Date are labeled "predecessor" and "successor," respectively. As such periods are not prepared on a consistent basis, the six month period and the years prior to the Acquisition are presented separately from the six month period subsequent to the Acquisition.

     Certain amounts in the predecessor consolidated financial statements for periods prior to July 1, 2005 have been reclassified to conform with the presentation of the successor.

     Significant reclassifications to the consolidated balance sheet as of December 31, 2004 are as follows: (i) securities previously reported in other invested assets are now reported in equity securities; (ii) securities partnerships that were previously reported in other invested assets are now reported in other limited partnership interests; (iii) reinsurance recoverables are now reported in premiums and other receivables; (iv) VOBA previously reported in other assets is now reported in deferred policy acquisition costs ("DAC"); (v) balances on investment-type contracts previously reported in contractholder funds are now reported in policyholder account balances; (vi) deferred sales inducements previously reported as part of DAC, are now reported in other assets; (vii) deferred profits previously reported as other liabilities are now reported in other policyholder funds.

     Reclassifications to the consolidated statements of income for the years ended December 31, 2004 and 2003, were primarily related to certain reinsurance and other revenues previously reported in general and administrative expenses which are now reported in other revenues. In addition, amortization of DAC is now reported in other expenses.

     The consolidated statements of cash flows for the years ended December 31, 2004 and 2003 have been presented using the indirect method. Reclassifications made to the consolidated statements of cash flows for the years ended December 31, 2004 and 2003 primarily related to investment-type policy activity previously reported as cash flows from operating activities which are now reported as cash flows from financing activities. In addition, net changes in payables for securities loaned transactions were reclassified from cash flows from investing activities to cash flows from financing activities and accrued withdrawal benefits were reclassified from cash flows from financing activities to cash flows from operating activities.

  SUMMARY OF CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. The most critical estimates include those used in determining: (i) investment impairments; (ii) the fair value of investments in the absence of quoted market values; (iii) application of the consolidation rules to certain investments;
(iv) the fair value of and accounting for derivatives; (v) the capitalization and amortization of DAC and the establishment and amortization of VOBA; (vi) the measurement of goodwill and related impairment, if any; (vii) the liability for future policyholder benefits; (viii) accounting for reinsurance transactions; and (ix) the liability for litigation and regulatory matters. The application of purchase accounting requires the use of estimation techniques in determining the fair value of the assets acquired and liabilities

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

assumed -- the most significant of which relate to the aforementioned critical estimates. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from these estimates.

  Investments

     The Company's principal investments are in fixed maturities, mortgage loans on real estate and other limited partnerships, all of which are exposed to three primary sources of investment risk: credit, interest rate and market valuation. The financial statement risks are those associated with the recognition of impairments and income, as well as the determination of fair values. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost; (vii) unfavorable changes in forecasted cash flows on asset-backed securities; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies. In addition, the earnings on certain investments are dependent upon market conditions, which could result in prepayments and changes in amounts to be earned due to changing interest rates or equity markets. The determination of fair values in the absence of quoted market values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts. In addition, the Company enters into certain limited partnerships for which the Company may be deemed to be the primary beneficiary and, therefore, may be required to consolidate such investments. The accounting rules for the determination of the primary beneficiary are complex and require evaluation of the contractual rights and obligations associated with each party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party.

  Derivatives

     The Company enters into freestanding derivative transactions primarily to manage the risk associated with variability in cash flows or changes in fair values related to the Company's financial assets and liabilities. The Company also purchases investment securities, issues certain insurance policies and engages in certain reinsurance contracts that have embedded derivatives. The associated financial statement risk is the volatility in net income which can result from (i) changes in fair value of derivatives not qualifying as accounting hedges; (ii) ineffectiveness of designated hedges; and (iii) counterparty default. In addition, there is a risk that embedded derivatives requiring bifurcation are not identified and reported at fair value in the consolidated financial statements. Accounting for derivatives is complex, as evidenced by significant authoritative interpretations of the primary accounting standards which continue to evolve, as well as the significant judgments and estimates involved in determining fair value in the absence of quoted market values. These

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

estimates are based on valuation methodologies and assumptions deemed appropriate under the circumstances. Such assumptions include estimated volatility and interest rates used in the determination of fair value where quoted market values are not available. The use of different assumptions may have a material effect on the estimated fair value amounts.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. These costs, which vary with and are primarily related to the production of that business, are deferred. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. The amount of future profit is dependent principally on investment returns in excess of the amounts credited to policyholders, mortality, morbidity, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns are most likely to impact the rate of amortization of such costs. The aforementioned factors enter into management's estimates of gross profits, which generally are used to amortize such costs. VOBA reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the insurance and annuity contracts in-force at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. Revisions to estimates result in changes to the amounts expensed in the reporting period in which the revisions are made and could result in the impairment of the asset and a charge to income if estimated future gross profits are less than amounts deferred. In addition, the Company utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of DAC and VOBA. This practice assumes that the expectation for long-term appreciation in equity markets is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred.

  Goodwill

     Goodwill is the excess of cost over the fair value of net assets acquired. The Company tests goodwill for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment, or a business that is one level below the operating segment if discrete financial information is prepared and regularly reviewed by management at that level. If the carrying value of a reporting unit's goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income. The fair values of the reporting units are determined using a market multiple or discounted cash flow model. The critical estimates necessary in determining fair value are projected earnings, comparative market multiples and the discount rate.

  Liability for Future Policy Benefits

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance and traditional annuities. Generally, amounts are payable over an extended period of time and liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, expenses, persistency, investment returns and inflation. Utilizing these assumptions, liabilities are established on a block of business basis.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Differences between actual experience and the assumptions used in pricing these policies and in the establishment of liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

  Reinsurance

     The Company enters into reinsurance transactions as a purchaser of reinsurance. Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously. Additionally, for each of its reinsurance contracts, the Company must determine if the contract provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company must review all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract using the deposit method of accounting.

  Litigation

     The Company is a party to a number of legal actions and regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's consolidated financial position. On a quarterly and annual basis the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. The review includes senior legal and financial personnel. Estimates of possible additional losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. The limitations of available data and uncertainty regarding numerous variables make it difficult to estimate liabilities. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2005. Furthermore, it is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  SIGNIFICANT ACCOUNTING POLICIES

  Investments

     The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These adjustments are recorded as investment losses. The assessment of whether such impairment has occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors, as described in " -- Summary of Critical Accounting Estimates -- Investments," about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential.

     The Company's review of its fixed maturities and equity securities for impairments also includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater.

     Investment gains and losses on sales of securities are determined on a specific identification basis. All security transactions are recorded on a trade date basis. Amortization of premium and accretion of discount on fixed maturity securities is recorded using the effective interest method.

     Mortgage loans on real estate are stated at amortized cost, net of valuation allowances. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are established for the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's collateral or the loan's market value if the loan is being sold. The Company also establishes allowances for loan loss when a loss contingency exists for pools of loans with similar characteristics, for example, mortgage loans based on similar property types and loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Changes in valuation allowances are included in net investment gains and losses. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on impaired loans are recorded as a reduction of the recorded investment.

     Policy loans are stated at unpaid principal balances.

     Short-term investments are stated at amortized cost, which approximates fair value.

     Other invested assets consist primarily of the fair value of the Company's freestanding derivative instruments.

     Prior to the Acquisition, the Company used the equity method of accounting for all other limited partnership interests in which it had an ownership interest but did not control, including those in which it had a minor equity investment or virtually no influence over operations.

     Subsequent to the Acquisition, the Company uses the equity method of accounting for investments in other limited partnership interests in which it has more than a minor ownership interest or more than minor influence over operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for other limited partnership interests in which it has a minor ownership investment and virtually no influence over operations.

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, or other financial indices. Derivatives may be exchange traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage its various risks. Additionally, the Company has the ability to enter into income generation and replication derivatives as permitted by its Derivatives Use Plan approved by the Connecticut Insurance Department (the "Department"). Freestanding derivatives are carried on the Company's consolidated balance sheet either as

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

assets within other invested assets or as liabilities within other liabilities at fair value as determined by quoted market prices or through the use of pricing models. Values can be affected by changes in interest rates, foreign exchange rates, financial indices, credit spreads, market volatility and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models. If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting pursuant to SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"), as amended, changes in the fair value of the derivative are reported in net investment gains (losses).

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value hedge"); or (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship.

     Under a fair value hedge, changes in the fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statements of income within interest income or interest expense to match the location of the hedged item.

     Under a cash flow hedge, changes in the fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholder's equity, and the deferred gains or losses on the derivative are reclassified into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the fair value or cash flows of a hedged item, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the consolidated balance sheet, and recorded currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the consolidated balance sheet, with changes in its fair value recognized in the current period as net investment gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated under SFAS 133. If the instrument would not be accounted for in its entirety at fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the consolidated balance sheet at fair value with the host contract and changes in their fair value are reported currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the consolidated balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses).

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Certain securities of $83 million were reclassified to cash equivalents from short-term investments due to the revised term to maturity at the Acquisition Date.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     DAC represents the costs of acquiring new and renewal insurance business that vary with, and are primarily related to, the production of that business are deferred. Such costs consist principally of commissions and agency and policy issue expenses. VOBA represents the present value of estimated future profits to be generated from existing insurance contracts in-force at the Acquisition Date.

     Generally, DAC and VOBA are amortized in proportion to the present value of estimated gross profits from investment, mortality, expense margins and surrender charges. Interest rates used to compute the present value of estimated gross profits are based on rates in effect at the inception or acquisition of the contracts.

     Actual gross profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of DAC. This practice assumes that the expectation for long-term equity investment appreciation is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred. Management periodically updates these estimates and evaluates the recoverability of DAC. When appropriate, management revises its assumptions of the estimated gross margins or profits of these contracts, and the cumulative amortization is re-estimated and adjusted by a cumulative charge or credit to current operations.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     DAC and VOBA for non-participating traditional life and annuity policies with life contingencies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied during the lives of the contracts. Deviations from estimated experience are included in operations when they occur. For these contracts, the amortization period is typically the estimated life of the policy.

     Prior to the Acquisition, the Company amortized its deferred and payout annuity contracts employing a level effective yield methodology, whereas subsequent to the Acquisition, the Company amortizes DAC for deferred annuity contracts in proportion to anticipated gross profits and payout annuity contracts in proportion to anticipated premiums.

     Policy acquisition costs related to internally replaced contracts are expensed at the date of replacement.

  Sales Inducements

     The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC.

  Goodwill

     Goodwill is the excess of cost over the fair value of net assets acquired and is as follows:

                                                                   SUCCESSOR
                                                               -----------------
                                                               DECEMBER 31, 2005
                                                               -----------------
                                                                 (IN MILLIONS)
BALANCE, END OF PREVIOUS PERIOD.............................         $ --
Effect of push down accounting of MetLife's purchase price
  on TLAC's net assets acquired (See Note 1)................          243
                                                                     ----
BALANCE, BEGINNING OF PERIOD................................          243
Dispositions and other......................................           --
                                                                     ----
BALANCE, BEGINNING AND END OF PERIOD........................         $243
                                                                     ====

     Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment, or a business one level below that operating segment if discrete financial information is prepared and regularly reviewed by management at that level. If the carrying value of a reporting unit's goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income. The fair values of the reporting units are determined using a market multiple or a discounted cash flow model.

  Liability for Future Policy Benefits and Policyholder Account Balances

     Overview

     Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of future benefit payments and related expenses less the present value of future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

the basis of the liability is established. For contracts in-force at the time of the Acquisition, the Company revalued the liabilities using updated assumptions as to interest rates, mortality, persistency and provisions for adverse deviation which were current as of the time of the Acquisition. The interest rate for future policy benefit liabilities on non-participating traditional life insurance on the successor basis is approximately 4% at December 31, 2005. The interest rates for the future policy benefit liabilities on the predecessor basis ranged from 3% to 7% at December 31, 2004.

     Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. The interest rates used in establishing such liabilities on the successor basis range from 4% to 6% at December 31, 2005. The interest rates for such liabilities on the predecessor basis ranged from 2% to 9% at December 31, 2004.

     Policyholder account balances relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances are equal to
(i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 0.5% to 8% on the successor basis at December 31, 2005 and 1% to 8% on the predecessor basis at December 31, 2004, less expenses, mortality charges, and withdrawals; and (iii) fair value purchase accounting adjustments relating to the Acquisition.

  PRODUCT LIABILITY CLASSIFICATION CHANGES RESULTING FROM THE ACQUISITION

     Prior to the Acquisition, the Company determined the classification of its single premium immediate annuities and structured settlements as investment or insurance contracts at the contract level. As such, single premium immediate annuities and structured settlements with life contingent payments were classified and accounted for as "limited pay" long-duration insurance contracts due to their significant mortality risk. The liability associated with these contracts was reported in future policyholder benefits on the Company's consolidated balance sheet. Contracts without life contingencies were classified as investment contracts and were reported in policyholder account balances.

     Subsequent to the Acquisition, the Company classifies single premium immediate annuities and structured settlements at the block of business level which combines those contracts with life contingencies and those contracts without life contingencies. In the aggregate, both the single premium immediate annuities and structured settlements contain significant mortality risk. Therefore, the Company accounts for all single premium immediate annuities and structured settlements as long-duration insurance contracts and reports them as future policyholder benefits.

     With respect to immediate participation guarantee contracts, contracts may have funds associated with future life contingent payments on behalf of specific lives, as well as unallocated funds not yet associated with specific lives or future payments. Prior to the Acquisition, the Company classified and reported funds within a contract that were associated with life contingent payments in future policyholder benefits on the Company's consolidated balance sheet. All other funds held with respect to those contracts were reported in policyholder account balances on the Company's consolidated balance sheet.

     Prior to the Acquisition, the Company recorded its deferred annuity contracts, including the guaranteed minimum death benefit ("GMDB") features, as investment contracts. Subsequent to the Acquisition, the Company records such contracts as insurance products. As a result, the Company has established a future policyholder benefit liability for GMDBs in accordance with Statement of Position ("SOP") 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts ("SOP 03-1").

     Subsequent to the Acquisition, the Company evaluates the immediate participation guarantee contracts at the aggregate level. Based upon the Company's current evaluation, all immediate participation guarantee

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

contracts are accounted for as universal life contracts and are being reported in policyholder account balances on the Company's consolidated balance sheet.

  GUARANTEES

     The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts and secondary and paid up guarantees relating to certain life policies as follows:

     - Annuity guaranteed death benefit liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the liabilities are consistent with those used for amortizing DAC, including the mean reversion assumption. The assumptions of investment performance and volatility are consistent with the historical experience of the capital markets. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     - Liabilities for universal and variable life secondary guarantees and paid-up guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary and paid up guarantee liabilities are consistent with those used for amortizing DAC. The assumptions of investment performance and volatility for variable products are consistent with the historical experience of the capital markets. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company offers certain variable annuity products with guaranteed minimum benefit riders as follows:

     - Guaranteed minimum withdrawal benefit riders ("GMWB"s) guarantee a policyholder return of the purchase payment plus a bonus amount via partial withdrawals, even if the account value is reduced to zero, provided that the policyholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract. When an additional purchase payment is made, the guaranteed withdrawal amount is set equal to the greater of (i) the guaranteed withdrawal amount before the purchase payment; or (ii) the benefit base after the purchase payment. The benefit base increases by additional purchase payments plus a bonus amount and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also change as a result of an optional reset as defined in the contract. The benefit base can be reset to the account balance on the date of the reset if greater than the benefit base before the reset. The GMWB is an embedded derivative, which is measured at fair value separately from the host variable annuity product.

     - Guaranteed minimum accumulation benefit riders ("GMAB"s) provide the contractholder with a minimum accumulation of their purchase payments deposited within a specific time period, adjusted proportionately for withdrawals, after a specified period of time determined at the time of issuance of the variable annuity contract. The GMAB is also an embedded derivative, which is measured at fair value separately from the host variable annuity product.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The fair value of the GMWBs and GMABs is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. In measuring the fair value of GMWBs and GMABs, the Company attributes a portion of the fees collected from the policyholder equal to the present value of expected future guaranteed minimum withdrawal and accumulation benefits. GMWBs and GMABs are reported in policyholder account balances and the changes in fair value are reported in net investment gains (losses). Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

  Other Policyholder Funds

     Other policyholder funds includes policy and contract claims and unearned policy and contract fees.

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due. Benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

  Other Revenues

     Other revenues include surrender penalties collected at the time of a contract surrender and other miscellaneous charges related to annuity and universal life contracts recognized when received.

  Federal Income Taxes

     The future tax consequences of temporary differences between financial reporting and tax bases of assets and liabilities are measured at the balance sheet dates and are recorded as deferred income tax assets and liabilities. Valuation allowances are established when management assesses, based on available information, that it is more likely than not that deferred income tax assets will not be realized.

     For federal income tax purposes, an election under Internal Revenue Code
Section 338 was made by the Company's ultimate parent, MetLife. As a result of this election, the income tax bases in the acquired assets and liabilities were adjusted as of the Acquisition Date resulting in a change to the related deferred income taxes. See Notes 1 and 7.

  Reinsurance

     The Company has reinsured certain of its life insurance contracts with other insurance companies under various agreements. For reinsurance contracts that transfer sufficient underwriting risk, reinsurance premiums, commissions, expense reimbursements, benefits and liabilities related to reinsured long-duration contracts are accounted for over the life of the underlying reinsured contracts using assumptions consistent with those used to account for the underlying contracts. The cost of reinsurance related to short-duration contracts is accounted for over the reinsurance contract period. Amounts due from reinsurers, for both short- and long-

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

duration arrangements, are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Policy and contract liabilities are reported gross of reinsurance credits. DAC and VOBA are reduced by amounts recovered under reinsurance contracts. Amounts received from reinsurers for policy administration are reported in other revenues.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Effective with the adoption of SOP 03-1 on January 1, 2004, the Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of income. See "-- Application of Recent Accounting Pronouncements."

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Separate accounts not meeting the above criteria are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses.

  APPLICATION OF RECENT ACCOUNTING PRONOUNCEMENTS

     In February 2006, the Financial Accounting Standards Board ("FASB") issued SFAS No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155"). SFAS 155 amends SFAS 133 and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155 (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation;
(iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (iv) eliminates the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest. SFAS 155 will be applied prospectively and is effective for all financial instruments acquired or issued for fiscal years beginning after September 15, 2006. SFAS 155 is not expected to have a material impact on the Company's consolidated financial statements. The FASB has issued additional guidance relating to derivative financial instruments as follows:

     - In June 2005, the FASB cleared SFAS 133 Implementation Issue No. B38, Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option ("Issue B38") and SFAS 133 Implementation Issue No. B39, Embedded Derivatives: Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor ("Issue B39"). Issue B38 clarified that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

       of SFAS No. 133. Issue B39 clarified that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. Issues B38 and B39, which must be adopted as of the first day of the first fiscal quarter beginning after December 15, 2005, did not have a material impact on the Company's consolidated financial statements.

     - Effective July 1, 2003, the Company adopted SFAS No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities ("SFAS 149"). SFAS 149 amended and clarified the accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. Except for certain previously issued and effective guidance, SFAS 149 was effective for contracts entered into or modified after June 30, 2003. The Company's adoption of SFAS 149 did not have a significant impact on its consolidated financial statements.

     Effective November 9, 2005, the Company prospectively adopted the guidance in FASB Staff Position ("FSP") 140-2, Clarification of the Application of Paragraphs 40(b) and 40(c) of FAS 140 ("FSP 140-2"). FSP 140-2 clarified certain criteria relating to derivatives and beneficial interests when considering whether an entity qualifies as a QSPE. Under FSP 140-2, the criteria must only be met at the date the QSPE issues beneficial interests or when a derivative financial instrument needs to be replaced upon the occurrence of a specified event outside the control of the transferor. FSP 140-2 did not have a material impact on the Company's consolidated financial statements.

     In September 2005, the American Institute of Certified Public Accountants ("AICPA") issued SOP 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and For Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Under SOP 05-1, modifications that result in a substantially unchanged contract will be accounted for as a continuation of the replaced contract. A replacement contract that is substantially changed will be accounted for as an extinguishment of the replaced contract resulting in a release of unamortized deferred acquisition costs, unearned revenue and deferred sales inducements associated with the replaced contract. The guidance in SOP 05-1 will be applied prospectively and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company is currently evaluating the impact of SOP 05-1 and does not expect that the pronouncement will have a material impact on the Company's consolidated financial statements.

     Effective July 1, 2005, the Company adopted SFAS No. 153, Exchanges of Nonmonetary Assets, an amendment of Accounting Principles Board ("APB") Opinion No. 29 ("SFAS 153"). SFAS 153 amended prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaced it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 were required to be applied prospectively for fiscal periods beginning after June 15, 2005. The adoption of SFAS 153 did not have a material impact on the Company's consolidated financial statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     In June 2005, the FASB completed its review of Emerging Issues Task Force ("EITF") Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. EITF 03-1 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities ("SFAS 115"), that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. The FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment but has issued FSP 115-1, The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments ("FSP 115-1"), which nullifies the accounting guidance on the determination of whether an investment is other-than-temporarily impaired as set forth in EITF 03-1. As required by FSP 115-1, the Company adopted this guidance on a prospective basis, which had no material impact on the Company's consolidated financial statements and has provided the required disclosure.

     In June 2005, the EITF reached consensus on Issue No. 04-5, Determining Whether a General Partner, or the General Partners as a Group, Controls a Limited Partnership or Similar Entity When the Limited Partners Have Certain Rights ("EITF 04-5"). EITF 04-5 provides a framework for determining whether a general partner controls and should consolidate a limited partnership or a similar entity in light of certain rights held by the limited partners. The consensus also provides additional guidance on substantive rights. EITF 04-5 was effective after June 29, 2005 for all newly formed partnerships and for any pre-existing limited partnerships that modified their partnership agreements after that date. The adoption of this provision of EITF 04-5 did not have a material impact on the Company's consolidated financial statements. EITF 04-5 must be adopted by January 1, 2006 for all other limited partnerships through a cumulative effect of a change in accounting principle recorded in opening equity or it may be applied retrospectively by adjusting prior period financial statements. The adoption of this provision of EITF 04-5 did not have a material impact on the Company's consolidated financial statements.

     In May 2005, the FASB issued SFAS No. 154, Accounting Changes and Error Corrections, a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS 154"). The statement requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005. The adoption of SFAS 154 did not have a material impact on the Company's consolidated financial statements.

     Effective July 1, 2004, the Company adopted EITF Issue No. 03-16, Accounting for Investments in Limited Liability Companies ("EITF 03-16"). EITF 03-16 provides guidance regarding whether a limited liability company should be viewed as similar to a corporation or similar to a partnership for purposes of determining whether a noncontrolling investment should be accounted for using the cost method or the equity method of accounting. EITF 03-16 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2004, the Company adopted SOP 03-1 as interpreted by a Technical Practice Aid issued by the AICPA. SOP 03-1 provides guidance on (i) the classification and valuation of long-duration contract liabilities; (ii) the accounting for sales inducements; and (iii) separate account presentation and

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

valuation. The following summarizes the more significant aspects of the Company's adoption of SOP 03-1 prior to the Acquisition, effective January 1, 2004:

          Separate Account Presentation. SOP 03-1 requires separate account products to meet certain criteria in order to be treated as separate account products. For products not meeting the specified criteria, these assets and liabilities are included in the reporting entity's general account.

          Variable Annuity Contracts with Guaranteed Minimum Death Benefit Features. SOP 03-1 requires the reporting entity to categorize the contract as either an insurance or investment contract based upon the significance of mortality or morbidity risk. SOP 03-1 provides explicit guidance for calculating a liability for insurance contracts, and provides that the reporting entity does not hold liabilities for investment contracts (i.e., there is no significant mortality risk).

          Liabilities for Universal Life and Variable Universal Life
     Contracts. SOP 03-1 requires that a liability, in addition to the account balance, be established for certain insurance benefit features provided under universal life and variable universal life products if the amounts assessed against the contract holder each period for the insurance benefit feature are assessed in a manner that is expected to result in profits in earlier years and losses in subsequent years from the insurance benefit function.

          The Company's universal life and variable universal life products were reviewed to determine whether an additional liability is required under SOP 03-1. The Company determined that SOP 03-1 applied to some of its universal life and variable universal life contracts with these features and established an additional liability of less than $1 million.

          Sales Inducements to Contractholders. In accordance with SOP 03-1, the Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. These inducements relate to bonuses on certain products offered by the Company.

     Effective the third quarter of 2003, the Company adopted FASB Interpretation ("FIN") No. 46 Consolidation of Variable Interest Entities -- An Interpretation of Accounting Research Bulletin No. 51 ("FIN 46") and its December 2003 revision ("FIN 46(r)"), which includes substantial changes from the original FIN 46. Included in these changes, the calculation of expected losses and expected residual returns has been altered to reduce the impact of decision maker and guarantor fees in the calculation of expected residual returns and expected losses. In addition, the definition of a variable interest has been changed in the revised guidance.

     FIN 46 and FIN 46(r) change the method of determining whether certain entities, including securitization entities, should be consolidated in the Company's financial statements. An entity is subject to FIN 46 and FIN 46(r) and is called a variable interest entity ("VIE") if it has (i) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties; or (ii) equity investors that cannot make significant decisions about the entity's operations or that do not absorb the expected losses or receive the expected returns of the entity. All other entities are evaluated for consolidation under SFAS No. 94, Consolidation of All Majority-Owned Subsidiaries. A VIE is consolidated by its primary beneficiary, which is the party involved with the VIE that has a majority of the expected losses or a majority of the expected residual returns or both.

     The adoption of the provisions of FIN 46(r) during the third quarter of 2003 did not require the Company to consolidate any additional VIEs that were not previously consolidated.

     Effective January 1, 2003, the Company adopted SFAS No. 146, Accounting for Costs Associated with Exit or Disposal Activities ("SFAS 146"). SFAS 146 requires that a liability for a cost associated with an exit or disposal activity be recorded and measured initially at fair value only when the liability is incurred rather

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

than at the date of an entity's commitment to an exit plan as required by EITF Issue No. 94-3, Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Activity Including Certain Costs Incurred in a Restructuring ("EITF 94-3"). As required by SFAS 146, the Company adopted this guidance on a prospective basis which had no material impact on the Company's consolidated financial statements.

3.  INVESTMENTS

  FIXED MATURITIES BY SECTOR AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables set forth the cost or amortized cost, gross unrealized gain and loss, and estimated fair value of the Company's fixed maturities by sector and equity securities, the percentage of the total fixed maturities holdings that each sector represents and the percentage of the total equity securities at:

                                                               SUCCESSOR
                                              --------------------------------------------
                                                           DECEMBER 31, 2005
                                              --------------------------------------------
                                                             GROSS
                                               COST OR    UNREALIZED
                                              AMORTIZED   -----------   ESTIMATED    % OF
                                                COST      GAIN   LOSS   FAIR VALUE   TOTAL
                                              ---------   ----   ----   ----------   -----
                                                         (DOLLARS IN MILLIONS)
U.S. corporate securities...................   $2,808     $ 6    $ 70     $2,744      45.3%
Residential mortgage-backed securities......    1,021       1      17      1,005      16.6
Foreign corporate securities................      562       4      16        550       9.1
U.S. Treasury/agency securities.............      793       4       6        791      13.1
Commercial mortgage-backed securities.......      665       3       9        659      10.9
Asset-backed securities.....................      147      --       2        145       2.4
State and political subdivision
  securities................................       84      --       3         81       1.3
Foreign government securities...............       75       3       1         77       1.3
                                               ------     ---    ----     ------     -----
  Total bonds...............................    6,155      21     124      6,052     100.0
Redeemable preferred stocks.................        3      --      --          3        --
                                               ------     ---    ----     ------     -----
  Total fixed maturities....................   $6,158     $21    $124     $6,055     100.0%
                                               ======     ===    ====     ======     =====
Common stocks...............................   $    1     $ 1    $  1     $    1      25.0%
Non-redeemable preferred stocks.............        3      --      --          3      75.0
                                               ------     ---    ----     ------     -----
  Total equity securities...................   $    4     $ 1    $  1     $    4     100.0%
                                               ======     ===    ====     ======     =====

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                               PREDECESSOR
                                              ---------------------------------------------
                                                            DECEMBER 31, 2004
                                              ---------------------------------------------
                                                             GROSS
                                               COST OR     UNREALIZED
                                              AMORTIZED   ------------   ESTIMATED    % OF
                                                COST      GAIN   LOSS    FAIR VALUE   TOTAL
                                              ---------   ----   -----   ----------   -----
                                                          (DOLLARS IN MILLIONS)
U.S. corporate securities...................   $3,373     $218   $  4      $3,587      57.3%
Residential mortgage-backed securities......      618       13     --         631      10.1
Foreign corporate securities................    1,180       71      2       1,249      19.9
U.S. Treasury/agency securities.............      154        9     --         163       2.6
Commercial mortgage-backed securities.......      288       11      1         298       4.8
Asset-backed securities.....................      192        1     --         193       3.1
State and political subdivision
  securities................................       57        8     --          65       1.0
Foreign government securities...............       63        6     --          69       1.1
                                               ------     ----   -----     ------     -----
  Total bonds...............................    5,925      337      7       6,255      99.9
Redeemable preferred stocks.................        4        2     --           6       0.1
                                               ------     ----   -----     ------     -----
  Total fixed maturities....................   $5,929     $339   $  7      $6,261     100.0%
                                               ======     ====   =====     ======     =====
Common stocks...............................   $   19     $  3   $ --      $   22      84.6%
Non-redeemable preferred stocks.............        4       --     --           4      15.4
                                               ------     ----   -----     ------     -----
  Total equity securities...................   $   23     $  3   $ --      $   26     100.0%
                                               ======     ====   =====     ======     =====

     The Company is not exposed to any significant concentration of credit risk in its U.S. and foreign corporate fixed maturities portfolio, other than those disclosed below:

                                                           SUCCESSOR          PREDECESSOR
                                                       -----------------   -----------------
                                                       DECEMBER 31, 2005   DECEMBER 31, 2004
                                                       -----------------   -----------------
                                                                   (IN MILLIONS)
Communications(1)....................................        $411                $629
Banking..............................................        $341                $457
Electric Utilities...................................        $278                $427
Capital Goods(2).....................................        $213                $329
Real Estate Investment Trust.........................        $207                $394
Finance Companies....................................        $203                $519
Basic Industry(3)....................................        $187                $243
Insurance............................................        $155                $291

---------------

(1) Communications includes telecommunications, media cable and media non-cable.

(2) Capital goods includes aerospace, building materials, conglomerates, construction machine, containers, defense, packaging and environmental.

(3) Basic industry includes chemicals, metals, and paper.

     The Company held fixed maturities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $395 million and $501 million at December 31, 2005 and 2004, respectively. These securities had a net unrealized gain (loss) of ($10) million and $42 million at December 31, 2005 and 2004, respectively. The Company held non-income producing fixed maturities at

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

estimated fair values of $2 million and $5 million at December 31, 2005 and 2004, respectively. Unrealized gains (losses) associated with non-income producing fixed maturities were ($3) million and $1 million at December 31, 2005 and 2004, respectively.

     The cost or amortized cost and estimated fair value of bonds at December 31, 2005 and 2004, by contractual maturity date (excluding scheduled sinking funds), are shown below:

                                                    SUCCESSOR               PREDECESSOR
                                              ----------------------   ----------------------
                                                DECEMBER 31, 2005        DECEMBER 31, 2004
                                              ----------------------   ----------------------
                                               COST OR                  COST OR
                                              AMORTIZED   ESTIMATED    AMORTIZED   ESTIMATED
                                                COST      FAIR VALUE     COST      FAIR VALUE
                                              ---------   ----------   ---------   ----------
                                                               (IN MILLIONS)
Due in one year or less.....................   $  347       $  346      $  263       $  269
Due after one year through five years.......    1,192        1,171       1,576        1,658
Due after five years through ten years......    1,577        1,534       2,335        2,482
Due after ten years.........................    1,206        1,192         653          724
                                               ------       ------      ------       ------
  Subtotal..................................    4,322        4,243       4,827        5,133
Mortgage-backed, commercial mortgage-backed
  and other asset-backed securities.........    1,833        1,809       1,098        1,122
                                               ------       ------      ------       ------
  Subtotal..................................    6,155        6,052       5,925        6,255
Redeemable preferred stocks.................        3            3           4            6
                                               ------       ------      ------       ------
     Total fixed maturities.................   $6,158       $6,055      $5,929       $6,261
                                               ======       ======      ======       ======

     Bonds not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

     The Company makes investments in collateralized mortgage obligations ("CMOs"). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class and last cash flow tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if a careful assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

     At December 31, 2005 and 2004, the Company held CMOs classified as available-for-sale with a fair value of $644 million and $235 million, respectively. Approximately 79% and 78% of the Company's CMO holdings were fully collateralized by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC") securities at December 31, 2005 and 2004, respectively. In addition, the Company held $361 million and $396 million of GNMA, FNMA or FHLMC mortgage-backed pass-through securities at December 31, 2005 and 2004, respectively. All of these securities are rated AAA by the major rating agencies.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Sales or disposals of fixed maturities and equity securities classified as available-for-sale were as follows:

                                          SUCCESSOR                 PREDECESSOR
                                       ----------------   --------------------------------
                                       SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                         DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                       ----------------   ----------------   -------------
                                             2005               2005         2004    2003
                                       ----------------   ----------------   ----   ------
                                                          (IN MILLIONS)
Proceeds.............................       $3,351              $212         $820   $1,665
Gross investment gains...............       $    3              $  9         $ 25   $   50
Gross investment losses..............       $  (54)             $(12)        $(25)  $  (52)

     There were no gross investment losses above that exclude writedowns recorded during the six months ended December 31, 2005 and June 30, 2005. Gross investment losses exclude writedowns recorded during the years ended December 31, 2004 and 2003 for other-than-temporarily impaired available-for-sale fixed maturities and equity securities of $7 million and $11 million, respectively.

     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment or are attributable to declines in fair value occurring in the period of disposition.

  UNREALIZED LOSSES FOR FIXED MATURITIES AND EQUITY SECURITIES
  AVAILABLE-FOR-SALE

     The following tables show the estimated fair values and gross unrealized losses of the Company's fixed maturities (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at December 31, 2005 and 2004:

                                                                      SUCCESSOR
                              ------------------------------------------------------------------------------------------
                                                                  DECEMBER 31, 2005
                              ------------------------------------------------------------------------------------------
                                                                 EQUAL TO OR GREATER
                                  LESS THAN 12 MONTHS               THAN 12 MONTHS                     TOTAL
                              ----------------------------   ----------------------------   ----------------------------
                              ESTIMATED         GROSS        ESTIMATED         GROSS        ESTIMATED         GROSS
                              FAIR VALUE   UNREALIZED LOSS   FAIR VALUE   UNREALIZED LOSS   FAIR VALUE   UNREALIZED LOSS
                              ----------   ---------------   ----------   ---------------   ----------   ---------------
                                                                (DOLLARS IN MILLIONS)
U.S. corporate securities...    $2,307          $ 70           $  --           $  --          $2,307          $ 70
Residential mortgage-backed
  securities................       932            17              --              --             932            17
Foreign corporate
  securities................       422            16              --              --             422            16
U.S. Treasury/agency
  securities................       515             6              --              --             515             6
Commercial mortgage-backed
  securities................       352             9              --              --             352             9
Asset-backed securities.....        99             2              --              --              99             2
State and political
  subdivision securities....        74             3              --              --              74             3
Foreign government
  securities................        27             1              --              --              27             1
                                ------          ----           -----           -----          ------          ----
  Total bonds...............     4,728           124              --              --           4,728           124
Redeemable preferred
  stocks....................         1            --              --              --               1            --
                                ------          ----           -----           -----          ------          ----
  Total fixed maturities....    $4,729          $124           $  --           $  --          $4,729          $124
                                ======          ====           =====           =====          ======          ====
Equity securities...........    $    3          $  1           $  --           $  --          $    3          $  1
                                ======          ====           =====           =====          ======          ====
Total number of securities
  in an unrealized loss
  position..................     1,504                            --                           1,504
                                ======                         =====                          ======

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                  PREDECESSOR
                         ---------------------------------------------------------------------------------------------
                                                               DECEMBER 31, 2004
                         ---------------------------------------------------------------------------------------------
                                                              EQUAL TO OR GREATER
                              LESS THAN 12 MONTHS               THAN 12 MONTHS                       TOTAL
                         -----------------------------   -----------------------------   -----------------------------
                         ESTIMATED    GROSS UNREALIZED   ESTIMATED    GROSS UNREALIZED   ESTIMATED    GROSS UNREALIZED
                         FAIR VALUE         LOSS         FAIR VALUE         LOSS         FAIR VALUE         LOSS
                         ----------   ----------------   ----------   ----------------   ----------   ----------------
                                                             (DOLLARS IN MILLIONS)
U.S. corporate
  securities...........     $343           $   4            $10            $  --            $353            $ 4
Residential mortgage-
  backed securities....       52              --             --               --              52             --
Foreign corporate
  securities...........      141               1             24                1             165              2
U.S. Treasury/agency
  securities...........        5              --             --               --               5             --
Commercial mortgage-
  backed securities....       51               1             --               --              51              1
Asset-backed
  securities...........       65              --              5               --              70             --
Foreign government
  securities...........        1              --             --               --               1             --
                            ----           -----            ---            -----            ----            ---
  Total bonds..........      658               6             39                1             697              7
Redeemable preferred
  stocks...............        1              --             --               --               1             --
                            ----           -----            ---            -----            ----            ---
  Total fixed
     maturities........     $659           $   6            $39            $   1            $698            $ 7
                            ====           =====            ===            =====            ====            ===
Equity securities......     $  1           $  --            $ 3            $  --            $  4            $--
                            ====           =====            ===            =====            ====            ===
Total number of
  securities in an
  unrealized loss
  position.............      242                             27                              269
                            ====                            ===                             ====

  AGING OF GROSS UNREALIZED LOSSES FOR FIXED MATURITIES AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized losses and number of securities for fixed maturities and equity securities at December 31, 2005 and 2004 where the estimated fair value had declined and remained below cost or amortized cost by less than 20% or 20% or more for:

                                                                 SUCCESSOR
                         ------------------------------------------------------------------------------------------
                                                             DECEMBER 31, 2005
                         ------------------------------------------------------------------------------------------
                           COST OR AMORTIZED COST        GROSS UNREALIZED LOSSES          NUMBER OF SECURITIES
                         ---------------------------   ---------------------------   ------------------------------
                         LESS THAN 20%   20% OR MORE   LESS THAN 20%   20% OR MORE   LESS THAN 20%    20% OR MORE
                         -------------   -----------   -------------   -----------   -------------   --------------
                                                           (DOLLARS IN MILLIONS)
Less than six months...     $4,843           $14           $ 119           $6            1,480             24
                            ------           ---           -----           --            -----             --
  Total................     $4,843           $14           $ 119           $6            1,480             24
                            ======           ===           =====           ==            =====             ==

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                PREDECESSOR
                                        ------------------------------------------------------------
                                                             DECEMBER 31, 2004
                                        ------------------------------------------------------------
                                        COST OR AMORTIZED     GROSS UNREALIZED        NUMBER OF
                                               COST                LOSSES             SECURITIES
                                        ------------------   ------------------   ------------------
                                        LESS THAN   20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                           20%       MORE       20%       MORE       20%       MORE
                                        ---------   ------   ---------   ------   ---------   ------
                                                           (DOLLARS IN MILLIONS)
Less than six months..................    $506       $ --      $   3      $ --       182        --
Six months or greater but less than
  nine months.........................     134         --          2        --        47        --
Nine months or greater but less than
  twelve months.......................      26         --          1        --        13        --
Twelve months or greater..............      43         --          1        --        27        --
                                          ----       ----      -----      ----       ---       ---
  Total...............................    $709       $ --      $   7      $ --       269        --
                                          ====       ====      =====      ====       ===       ===

     As of December 31, 2005, $119 million of unrealized losses related to securities with an unrealized loss position less than 20% of cost or amortized cost, which represented 2% of the cost or amortized cost of such securities. As of December 31, 2004, $7 million of unrealized losses related to securities with an unrealized loss position less than 20% of cost or amortized cost, which represented 1% of the cost or amortized cost of such securities.

     As of December 31, 2005, $6 million of unrealized losses related to securities with an unrealized loss position greater than 20% of cost or amortized cost, which represented 43% of the cost or amortized cost of such securities. Of such unrealized losses of $6 million, all have been in an unrealized loss position for a period of less than six months. As of December 31, 2004, there were no unrealized losses related to securities with an unrealized loss position greater than 20% of cost or amortized cost.

     As described more fully in Note 2, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. In connection with the Acquisition, the Company's investment portfolio was revalued in accordance with purchase accounting as of July 1, 2005. The increase in the unrealized losses during 2005 is principally driven by an increase in interest rates since the portfolio revaluation at the Acquisition Date. Based upon the Company's evaluation of the securities in accordance with its impairment policy, the cause of the decline being principally attributable to the general rise in rates during the year, and the Company's intent and ability to hold the fixed income and equity securities with unrealized losses for a period of time sufficient for them to recover, the Company has concluded that the aforementioned securities are not other-than-temporarily impaired.

  SECURITIES LENDING PROGRAM

     The Company participates in a securities lending program whereby blocks of securities, which are included in fixed maturity securities, are loaned to third parties, primarily major brokerage firms. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. There were no securities on loan under the program at December 31, 2005. Securities with a cost or amortized cost of $105 million and an estimated fair value of $109 million were on loan under the program at December 31, 2004. Securities loaned under such transactions may be sold or repledged by the transferee. The Company was not liable for any cash collateral under its control at December 31, 2005. The Company was liable for cash collateral under its control of $114 million at December 31, 2004. Securities loaned transactions are accounted for as financing arrangements on the Company's consolidated balance sheets and consolidated statements of cash flows and the income and expenses associated with the program are reported in net investment income as investment income and investment expenses, respectively. There was

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

no security collateral on deposit from customers at December 31, 2005 in connection with securities lending transactions. In connection with securities lending transactions, there was security collateral of $24 million on deposit from customers at December 31, 2004. Security collateral on deposit from customers may not be sold or repledged and is not reflected in the consolidated financial statements.

  ASSETS ON DEPOSIT AND HELD IN TRUST

     The Company had investment assets on deposit with regulatory agencies with a fair market value of $5 million both at December 31, 2005 and 2004, respectively, consisting primarily of fixed maturity securities. The Company had no securities held in trust to satisfy collateral requirements at December 31, 2005 and 2004.

  MORTGAGE LOANS ON REAL ESTATE

     At December 31, 2005 and 2004, the Company's mortgage loans on real estate consisted of the following:

                                                          SUCCESSOR          PREDECESSOR
                                                      -----------------   -----------------
                                                      DECEMBER 31, 2005   DECEMBER 31, 2004
                                                      -----------------   -----------------
                                                                  (IN MILLIONS)
Current mortgage loans on real estate...............        $258                $209
Underperforming mortgage loans on real estate.......          --                   3
                                                            ----                ----
  Total mortgage loans on real estate...............        $258                $212
                                                            ====                ====

     Underperforming assets include delinquent mortgage loans over 90 days past due, loans in the process of foreclosure and loans modified at interest rates below market.

     Mortgage loans are collaterized by properties located in the United States. At December 31, 2005, approximately 27%, 16%, and 16% of the properties were located in California, New York and Maryland, respectively. Generally, the Company, as a lender, only loans up to 75% of the purchase price on the underlying real estate.

  NET INVESTMENT INCOME

     The components of net investment income were as follows:

                                            SUCCESSOR                 PREDECESSOR
                                         ----------------   --------------------------------
                                         SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                           DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                         ----------------   ----------------   -------------
                                               2005               2005         2004    2003
                                         ----------------   ----------------   -----   -----
                                                            (IN MILLIONS)
Fixed maturities.......................        $155               $185         $341    $310
Equity securities......................          --                 --            2       8
Mortgage loans on real estate..........           8                  9           18      11
Policy loans...........................          --                  1            1       1
Other limited partnership interests....           2                 27           28      24
Cash, cash equivalents and short-term
  investments..........................           5                  4            5       7
Other..................................          --                 --           --       1
                                               ----               ----         ----    ----
  Total................................        $170               $226         $395    $362
Less: Investment expenses..............           3                  3            6       6
                                               ----               ----         ----    ----
  Net investment income................        $167               $223         $389    $356
                                               ====               ====         ====    ====

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  NET INVESTMENT GAINS (LOSSES)

     Net investment gains (losses) were as follows:

                                            SUCCESSOR                 PREDECESSOR
                                         ----------------   --------------------------------
                                         SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                           DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                         ----------------   ----------------   -------------
                                               2005               2005         2004    2003
                                         ----------------   ----------------   -----   -----
                                                            (IN MILLIONS)
Fixed maturities(1)....................        $(51)              $(5)          $(6)   $(14)
Equity securities......................          --                 2            (1)      1
Mortgage loans on real estate..........          (1)               --            --      (1)
Derivatives............................          18                (3)           21       8
Other..................................          (1)               --             3      (1)
                                               ----               ---           ---    ----
  Net investment gains (losses)........        $(35)              $(6)          $17    $ (7)
                                               ====               ===           ===    ====

---------------

(1) Subsequent to the Acquisition, the Company's investment portfolio was repositioned, resulting in significant net investment losses during the six months ended December 31, 2005. Such losses resulted from the sale of securities during a period of rising interest rates.

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), were as follows:

                                              SUCCESSOR                 PREDECESSOR
                                           ----------------   --------------------------------
                                           SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                             DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                           ----------------   ----------------   -------------
                                                 2005               2005         2004    2003
                                           ----------------   ----------------   -----   -----
                                                              (IN MILLIONS)
Fixed maturities.........................       $(103)             $ 319         $ 332   $ 323
Equity securities........................          --                  3             3      --
Derivatives..............................          --                 --             2      10
Other....................................          (6)                 4            --      (2)
                                                -----              -----         -----   -----
  Total..................................        (109)               326           337     331
Amounts allocated from DAC and VOBA......          45                 --            --      --
Deferred income taxes....................          22               (114)         (118)   (116)
                                                -----              -----         -----   -----
     Net unrealized investment gains
       (losses)..........................       $ (42)             $ 212         $ 219   $ 215
                                                =====              =====         =====   =====

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The changes in net unrealized investment gains (losses) were as follows:

                                                SUCCESSOR                 PREDECESSOR
                                             ----------------   --------------------------------
                                             SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                               DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                             ----------------   ----------------   -------------
                                                   2005               2005         2004    2003
                                             ----------------   ----------------   -----   -----
                                                                (IN MILLIONS)
BALANCE, END OF PREVIOUS PERIOD............       $ 212               $219         $215    $ 95
Effect of purchase accounting push down
  (See Note 1).............................        (212)                --           --      --
                                                  -----               ----         ----    ----
BALANCE, BEGINNING OF PERIOD...............          --                219          215      95
Unrealized investment gains (losses) during
  the period...............................        (109)               (10)           6     184
Unrealized investment gains (losses)
  relating to:
  DAC and VOBA.............................          45                 --           --      --
  Deferred income taxes....................          22                  3           (2)    (64)
                                                  -----               ----         ----    ----
BALANCE, END OF PERIOD.....................       $ (42)              $212         $219    $215
                                                  =====               ====         ====    ====

Net change in unrealized investment gains
  (losses).................................       $ (42)              $ (7)        $  4    $120
                                                  =====               ====         ====    ====

  VARIABLE INTEREST ENTITIES

     The following table presents the total assets of and maximum exposure to loss relating to VIEs for which the Company has concluded that it holds significant variable interests but it is not the primary beneficiary and which have not been consolidated:

                                                                 DECEMBER 31, 2005
                                                              -----------------------
                                                              NOT PRIMARY BENEFICIARY
                                                              -----------------------
                                                                            MAXIMUM
                                                                TOTAL     EXPOSURE TO
                                                              ASSETS(1)     LOSS(2)
                                                              ---------   -----------
                                                                   (IN MILLIONS)
Other limited partnerships(3)...............................    $347          $6
                                                                ----          --
  Total.....................................................    $347          $6
                                                                ====          ==

---------------

(1) The assets of the other limited partnerships are reflected at the carrying amounts at which such assets would have been reflected on the Company's consolidated balance sheet had the Company consolidated the VIE from the date of its initial investment in the entity.

(2) The maximum exposure to loss of the other limited partnerships is equal to the carrying amounts plus any unfunded commitments, reduced by amounts guaranteed by other partners.

(3) Other limited partnerships include partnerships established for the purpose of investing in public and private debt and equity securities.

4.  DERIVATIVE FINANCIAL INSTRUMENTS

  TYPES OF DERIVATIVE INSTRUMENTS

     On the Acquisition Date, derivative revaluation gains were reclassified from other assets to other invested assets to conform with MetLife's presentation.

     At the Acquisition Date, the Company's derivative positions which previously qualified for hedge accounting were dedesignated in accordance with SFAS 133. Such derivative positions were not redesignated

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

in hedging relationships. Accordingly, all changes in such derivative fair values for the six months ended December 31, 2005 are recorded in net investment gains (losses).

     The following table provides a summary of the notional amounts and current market or fair value of derivative financial instruments held at:

                                             SUCCESSOR                        PREDECESSOR
                                  -------------------------------   -------------------------------
                                         DECEMBER 31, 2005                 DECEMBER 31, 2004
                                  -------------------------------   -------------------------------
                                                CURRENT MARKET                    CURRENT MARKET
                                                OR FAIR VALUE                     OR FAIR VALUE
                                  NOTIONAL   --------------------   NOTIONAL   --------------------
                                   AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                  --------   ------   -----------   --------   ------   -----------
                                                            (IN MILLIONS)
Interest rate swaps.............   $1,069     $202        $ 2         $200      $  4        $ 1
Financial futures...............       64        1          1          168        --         --
Foreign currency swaps..........       31       --          7           29        --         10
Foreign currency forwards.......        8       --         --            3        --         --
Options.........................       --      115          3           --       135         --
Financial forwards..............       --       --          2           --        --          2
Credit default swaps............        4       --         --            9        --         --
                                   ------     ----        ---         ----      ----        ---
  Total.........................   $1,176     $318        $15         $409      $139        $13
                                   ======     ====        ===         ====      ====        ===

     The above table does not include notional values for equity futures, equity financial forwards, and equity options. At December 31, 2005 and 2004, the Company owned 413 and 164 equity futures contracts, respectively. Equity futures market values are included in financial futures in the preceding table. At December 31, 2005 and 2004, the Company owned 36,500 and 72,900 equity financial forwards, respectively. Equity financial forwards market values are included in financial forwards in the preceding table. At December 31, 2005 and 2004, the Company owned 1,058,300 and 881,350 equity options, respectively. Equity options market values are included in options in the preceding table. The notional amount related to equity options for 2004 has been removed from the above table to conform to 2005 presentation.

     The following table provides a summary of the notional amounts of derivative financial instruments by maturity at December 31, 2005:

                                                           SUCCESSOR
                               -----------------------------------------------------------------
                                                        REMAINING LIFE
                               -----------------------------------------------------------------
                                          AFTER ONE YEAR   AFTER FIVE YEARS
                               ONE YEAR      THROUGH           THROUGH          AFTER
                               OR LESS      FIVE YEARS        TEN YEARS       TEN YEARS   TOTAL
                               --------   --------------   ----------------   ---------   ------
                                                         (IN MILLIONS)
Interest rate swaps..........    $ 33          $286              $750           $  --     $1,069
Financial futures............      64            --                --              --         64
Foreign currency swaps.......      --             9                22              --         31
Foreign currency forwards....       8            --                --              --          8
Credit default swaps.........      --             2                 2              --          4
                                 ----          ----              ----           -----     ------
  Total......................    $105          $297              $774           $  --     $1,176
                                 ====          ====              ====           =====     ======

     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

     In exchange-traded interest rate (Treasury and swap) and equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate and equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange.

     Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or hedge existing interest rate risk.

     Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products offered by the Company.

     Foreign currency derivatives, including foreign currency swaps and foreign currency forwards are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

     In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

     In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date.

     Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at time of exercise and the strike price. Equity index options are included in options in the preceding table.

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. Equity variance swaps are included in financial forwards in the preceding table.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  HEDGING

     The table below provides a summary of the notional amount and fair value of derivatives by type of hedge designation at:

                                             SUCCESSOR                        PREDECESSOR
                                  -------------------------------   -------------------------------
                                         DECEMBER 31, 2005                 DECEMBER 31, 2004
                                  -------------------------------   -------------------------------
                                                  FAIR VALUE                        FAIR VALUE
                                  NOTIONAL   --------------------   NOTIONAL   --------------------
                                   AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                  --------   ------   -----------   --------   ------   -----------
                                                            (IN MILLIONS)
Fair value......................   $   --     $ --        $--         $129      $ --        $--
Cash flow.......................       --       --         --          126         3         10
Non-qualifying..................    1,176      318         15          154       136          3
                                   ------     ----        ---         ----      ----        ---
  Total.........................   $1,176     $318        $15         $409      $139        $13
                                   ======     ====        ===         ====      ====        ===

  FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of SFAS 133: (i) interest rate swaps to convert fixed rate investments to floating rate investments; (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments and liabilities; and (iii) interest rate futures to hedge against changes in value of fixed rate investments.

     The Company recognized net investment gains (losses) representing the ineffective portion of all fair value hedges as follows:

                                             SUCCESSOR                 PREDECESSOR
                                          ----------------   --------------------------------
                                          SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                            DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                          ----------------   ----------------   -------------
                                                2005               2005         2004    2003
                                          ----------------   ----------------   -----   -----
                                                             (IN MILLIONS)
Changes in the fair value of
  derivatives...........................       $  --               $--           $(3)    $--
Changes in the fair value of the items
  hedged................................          --                (1)           (1)     (3)
                                               -----               ---           ---     ---
Net ineffectiveness of fair value
  hedging activities....................       $  --               $(1)          $(4)    $(3)
                                               =====               ===           ===     ===

     All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness, except for financial futures where the time value component of the derivative has been excluded from the assessment of ineffectiveness. For the six months ended June 30, 2005 and the years ended December 31, 2004 and 2003, the cost of carry for financial futures was ($1) million, ($4) million, and ($3) million, respectively.

     There were no instances in which the Company discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge.

  CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges, when they have met the requirements of SFAS 133: (i) interest rate swaps to convert floating rate investments to fixed rate investments; and (ii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments and liabilities.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     For the six months ended December 31, 2005 and June 30, 2005, and the years ended December 31, 2004 and 2003, the Company did not recognize any net investment gains (losses) related to the assessment of hedge ineffectiveness. All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness. For the six months ended December 31, 2005 and June 30, 2005 and for the years ended December 31, 2004 and 2003, there were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS 133. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments.

     Presented below is a rollforward of the components of other comprehensive income (loss), before income taxes, related to cash flow hedges:

                                                    SUCCESSOR                 PREDECESSOR
                                                 ----------------   --------------------------------
                                                 SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                                   DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                                 ----------------   ----------------   -------------
                                                       2005               2005         2004    2003
                                                 ----------------   ----------------   -----   -----
                                                                    (IN MILLIONS)
BALANCE, END OF PREVIOUS PERIOD................       $  --               $ 2          $ 10    $ 13
Effect of purchase accounting push down (See
  Note 1)......................................          --                --            --      --
                                                      -----               ---          ----    ----
BALANCE, BEGINNING OF PERIOD...................          --                 2            10      13
Gains (losses) deferred in other comprehensive
  income (loss) on the effective portion of
  cash flow hedges.............................          --                (3)          (14)    (11)
Amounts reclassified to net investment
  income.......................................          --                 1             6       8
                                                      -----               ---          ----    ----
BALANCE, END OF PERIOD.........................       $  --               $--          $  2    $ 10
                                                      =====               ===          ====    ====

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging: (i) interest rate swaps and interest rate futures to minimize its exposure to interest rate volatility; (ii) foreign currency forwards and swaps to minimize its exposure to adverse movements in exchange rates; (iii) credit default swaps to minimize its exposure to adverse movements in credit; and (iv) equity futures, equity index options, and equity variance swaps to economically hedge liabilities embedded in certain variable annuity products.

     Effective at the Acquisition Date, the Company's derivative positions which previously qualified for hedge accounting were dedesignated in accordance with SFAS 133. Such derivative positions were not redesignated and were included with the Company's other non-qualifying derivative positions from the Acquisition Date through December 31, 2005. For the six months ended December 31, 2005 and June 30, 2005, and the years ended December 31, 2004 and 2003, the Company recognized as net investment gains (losses) changes in fair value of $9 million, $9 million, ($20) million and ($64) million, respectively, related to derivatives that do not qualify for hedge accounting.

  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts include guaranteed minimum accumulation and withdrawal benefits. The fair value of the Company's embedded derivative liabilities was $22 million and $72 million at December 31, 2005 and 2004, respectively. The amounts recorded in net investment gains (losses) for the six months ended December 31, 2005 and June 30, 2005 and during the year ended

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

December 31, 2004 were gains (losses) of $23 million, ($2) million, and $19 million, respectively. There were no investment gains (losses) associated with embedded derivatives during the year ended December 31, 2003.

  CREDIT RISK

     The Company may be exposed to credit related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. The credit exposure of the Company's derivative transactions is represented by the fair value of contracts with a net positive fair value at the reporting date.

     As noted above, the Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit related losses in the event of nonperformance by counterparties to such derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. As of December 31, 2005 and 2004, the Company was obligated to return cash collateral under its control of $108 million and $94 million, respectively. This unrestricted cash collateral is included in cash and cash equivalents and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheet. As of December 31, 2005 and 2004, the Company had also accepted collateral consisting of various securities with a fair market value of $22 million and $8 million, respectively, which is held in separate custodial accounts. The Company is permitted by contract to sell or repledge this collateral, but as of December 31, 2005 and 2004, none of the collateral had been sold or repledged. As of December 31, 2005, the Company had not pledged any collateral related to derivative instruments.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

5.  INSURANCE

  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Information regarding DAC and VOBA for the years ended December 31, 2003 and 2004, and the six months ended June 30, 2005 and December 31, 2005, is as follows:

                                                              DAC      VOBA    TOTAL
                                                             ------   ------   ------
                                                                  (IN MILLIONS)
BALANCE AT JANUARY 1, 2003 (PREDECESSOR)...................  $1,064   $   13   $1,077
  Capitalization...........................................     351       --      351
  Less: amortization.......................................     136        1      137
                                                             ------   ------   ------
BALANCE AT DECEMBER 31, 2003 (PREDECESSOR).................   1,279       12    1,291
  Capitalization...........................................     469       --      469
  Less: amortization.......................................     226        1      227
                                                             ------   ------   ------
BALANCE AT DECEMBER 31, 2004 (PREDECESSOR).................   1,522       11    1,533
  Capitalization...........................................     222       --      222
  Less: amortization.......................................     132        1      133
                                                             ------   ------   ------
BALANCE AT JUNE 30, 2005 (PREDECESSOR).....................   1,612       10    1,622
  Effect of purchase accounting push down (See Note 1).....  (1,612)   1,666       54
                                                             ------   ------   ------
BALANCE AT JULY 1, 2005 (SUCCESSOR)........................      --    1,676    1,676
                                                             ------   ------   ------
Capitalization.............................................     164       --      164
                                                             ------   ------   ------
Less: amortization related to:
  Net investment gains (losses)............................      (3)      (7)     (10)
  Unrealized investment gains (losses).....................     (17)     (28)     (45)
  Other expenses...........................................      12      106      118
                                                             ------   ------   ------
     Total amortization....................................      (8)      71       63
                                                             ------   ------   ------
BALANCE AT DECEMBER 31, 2005 (SUCCESSOR)...................  $  172   $1,605   $1,777
                                                             ======   ======   ======

     The estimated future amortization expense for the next five years allocated to other expenses for VOBA is $179 million in 2006, $170 million in 2007, $158 million in 2008, $147 million in 2009 and $132 million in 2010.

     Amortization of VOBA and DAC is related to (i) investment gains and losses and the impact of such gains and losses on the amount of the amortization; (ii) unrealized investment gains and losses to provide information regarding the amount that would have been amortized if such gains and losses had been recognized; and (iii) other expenses to provide amounts related to the gross profits originating from transactions other than investment gains and losses.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  VALUE OF DISTRIBUTION AGREEMENTS

     Changes in value of distribution agreements ("VODA"), which are reported within other assets in the consolidated balance sheet, are as follows:

                                                               (IN MILLIONS)
BALANCE AT DECEMBER 31, 2004 (PREDECESSOR)..................        $--
Effect of purchase accounting push down (See Note 1)........          8
Amortization................................................         --
                                                                    ---
BALANCE AT JULY 1, 2005 (SUCCESSOR).........................          8
Capitalization..............................................         --
Amortization................................................         --
                                                                    ---
BALANCE AT DECEMBER 31, 2005 (SUCCESSOR)....................        $ 8
                                                                    ===

     The estimated future amortization expense of the VODA is $1 million per year for each of the years from 2006 to 2010.

  SALES INDUCEMENTS

     Changes in deferred sales inducements are as follows:

                                             SUCCESSOR                 PREDECESSOR
                                          ----------------   -------------------------------
                                          SIX MONTHS ENDED   SIX MONTHS ENDED    YEAR ENDED
                                            DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                          ----------------   ----------------   ------------
                                                2005               2005             2004
                                          ----------------   ----------------   ------------
                                                            (IN MILLIONS)
BALANCE, END OF PREVIOUS PERIOD.........        $ 36               $25              $--
Effect of purchase accounting push down
  (See Note 1)..........................         (36)               --               --
                                                ----               ---              ---
BALANCE, BEGINNING OF PERIOD............          --                25               --
Capitalization..........................           8                12               25
Amortization............................          --                (1)              --
                                                ----               ---              ---
BALANCE, END OF PERIOD..................        $  8               $36              $25
                                                ====               ===              ===

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return"). These guarantees include benefits that are payable in the event of death.

     The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company had the following types of guarantees relating to annuity and universal and variable life contracts at:

  ANNUITY CONTRACTS

                                             SUCCESSOR                       PREDECESSOR
                                   ------------------------------   ------------------------------
                                         DECEMBER 31, 2005                DECEMBER 31, 2004
                                   ------------------------------   ------------------------------
                                       IN THE            AT             IN THE            AT
                                   EVENT OF DEATH   ANNUITIZATION   EVENT OF DEATH   ANNUITIZATION
                                   --------------   -------------   --------------   -------------
                                                        (DOLLARS IN MILLIONS)

ANNIVERSARY CONTRACT VALUE OR
  MINIMUM RETURN
  Account value (general and
     separate account)...........      $14,507           N/A           $14,293            N/A
  Net amount at risk.............      $   569(1)        N/A(2)        $   727(1)         N/A(2)
  Average attained age of
     contractholders.............     63 years           N/A          63 years            N/A

---------------

(1) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

(2) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

  UNIVERSAL AND VARIABLE LIFE CONTRACTS

                                                   SUCCESSOR                PREDECESSOR
                                            -----------------------   -----------------------
                                               DECEMBER 31, 2005         DECEMBER 31, 2004
                                            -----------------------   -----------------------
                                            SECONDARY     PAID UP     SECONDARY     PAID UP
                                            GUARANTEES   GUARANTEES   GUARANTEES   GUARANTEES
                                            ----------   ----------   ----------   ----------
                                                          (DOLLARS IN MILLIONS)
Account value (general and separate
  account)................................    $ 1,694       N/A         $ 1,088       N/A
Net amount at risk........................    $21,719(1)    N/A(1)      $12,823(1)    N/A(1)
Average attained age of policyholders.....   57 years       N/A        58 years       N/A

---------------

(1) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

     The net amount at risk is based on the direct amount at risk (excluding reinsurance).

     The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

     Liabilities incurred, relating to annuity contracts, for guaranteed death benefits were $1 million for the six months ended December 31, 2005. There were no guaranteed death benefits incurred for the six months ended June 30, 2005 or the years ended December 31, 2004 and 2003. Liabilities incurred, relating to universal and variable life contracts, for secondary guarantees were $4 million for each of the six months ended December 31, 2005 and June 30, 2005 and $1 million for each of the years ended December 31, 2004 and 2003.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:

                                                          SUCCESSOR          PREDECESSOR
                                                      -----------------   -----------------
                                                      DECEMBER 31, 2005   DECEMBER 31, 2004
                                                      -----------------   -----------------
                                                                  (IN MILLIONS)
Mutual Fund Groupings
  Equity............................................       $ 9,055             $ 8,282
  Bond..............................................         1,055                 989
  Balanced..........................................         1,261               1,509
  Money Market......................................           286                 319
  Specialty.........................................           218                 254
                                                           -------             -------
     TOTAL..........................................       $11,875             $11,353
                                                           =======             =======

  SEPARATE ACCOUNTS

     Separate account assets and liabilities include pass-through separate accounts totaling $12,179 million and $11,631 million at December 31, 2005 and 2004, respectively, for which the policyholder assumes all investment risk. There are no separate accounts for which the Company contractually guarantees either a minimum return or account value at December 31, 2005 and 2004.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $115 million, $95 million, $200 million and $127 million for the six months ended December 31, 2005 and June 30, 2005 and the years ended December 31, 2004 and 2003, respectively.

     The Company did not have any proportional interest in separate accounts for fixed maturities, equity securities, and cash and cash equivalents reported on the consolidated balance sheet at December 31, 2005.

     For the six months ended December 31, 2005 and June 30, 2005 and the year ended December 31, 2004, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

6.  REINSURANCE

     Since 1997, the majority of the Company's universal life business has been reinsured under an 80% ceded/20% retained yearly renewable term ("YRT") quota share reinsurance program and its term life business has been reinsured under a 90%/10% YRT quota share reinsurance program. Beginning in September 2002, newly issued term life business has been reinsured under a 90%/10% coinsurance quota share reinsurance program. Subsequently, portions of this term coinsurance have reverted to YRT for new business. Effective May 1, 2005, the Company's quota share program for YRT and coinsurance changed to 70%/30%. Within its normal course of business, the Company may retain up to $5 million per life and reinsures 100% of amounts in excess of the Company's retention limits. Generally, the maximum retention on an ordinary life risk is $2.5 million. Maximum retention of $2.5 million is generally reached on policies in excess of $12.5 million for universal life and $25 million for term insurance. Under certain circumstances, the Company may elect to retain up to $25 million per life. For other plans of insurance, it is the policy of the Company to obtain reinsurance for amounts above certain retention limits on individual life policies, which limits vary with age and underwriting classification. Total in-force business ceded under reinsurance contracts is $48.6 billion and $44.3 billion at December 31, 2005 and 2004, respectively. The Company evaluates its

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

reinsurance programs routinely and may increase or decrease its retention at any time. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks of specific characteristics.

     In addition to reinsuring mortality risk, the Company reinsures other risks and specific coverages. The Company routinely reinsures certain classes of risks to limit its exposure to particular travel, avocation and lifestyle hazards. The Company uses excess of loss and quota share reinsurance arrangements to limit its maximum loss, provide greater diversification of risk and minimize exposure to larger risks.

     The Company reinsures its business through a diversified group of reinsurers. No single unaffiliated reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contracts. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

     Prior to April 1, 2001, the Company reinsured the GMDB rider exposure on its variable annuity products. In 2004, The Travelers Life and Annuity Reinsurance Company ("TLARC") was formed as a pure captive insurer in order to permit TLAC and TIC to cede 100% of their risk associated with the secondary death benefit guarantee rider on certain universal life contracts. As part of the Acquisition TLARC became a direct subsidiary of MetLife. See Note 13.

     Total variable annuity account balances with GMDB riders were $14.5 billion, of which $4.7 billion, or 33%, was reinsured, and $11.1 billion, of which $4.8 billion, or 43%, is reinsured at December 31, 2005 and 2004, respectively. GMDBs are payable upon the death of the contractholder. When benefits payable are greater than the account value of the variable annuity, the difference is called the net amount at risk ("NAR"). NAR totals $569 million, of which $525 million, or 92%, is reinsured and $727 million, of which $670 million, or 90%, is reinsured at December 31, 2005 and 2004, respectively.

     The amounts in the consolidated statements of income are presented net of reinsurance ceded. The effects of reinsurance were as follows:

                                            SUCCESSOR                 PREDECESSOR
                                         ----------------   --------------------------------
                                         SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                           DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                         ----------------   ----------------   -------------
                                               2005               2005         2004    2003
                                         ----------------   ----------------   -----   -----
                                                            (IN MILLIONS)
Direct premiums earned.................        $ 41               $ 39         $ 74    $ 66
Reinsurance assumed....................          --                 --           --      --
Reinsurance ceded......................         (24)               (19)         (34)    (25)
                                               ----               ----         ----    ----
Net premiums earned....................        $ 17               $ 20         $ 40    $ 41
                                               ====               ====         ====    ====
Reinsurance recoverables netted against
  policyholder benefits................        $ 42               $ 61         $ 95    $ 75
                                               ====               ====         ====    ====

Written premiums are not materially different than earned premiums presented in the preceding table.

     Reinsurance recoverables, included in premiums and other receivables, were $77 million and $44 million at December 31, 2005 and 2004, respectively. Reinsurance premiums and ceded commissions payable included in other liabilities, were $12 million and $9 million at December 31, 2005 and 2004, respectively.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

7.  INCOME TAXES

     The provision for income taxes for continuing operations was as follows:

                                            SUCCESSOR                 PREDECESSOR
                                         ----------------   --------------------------------
                                         SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                           DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                         ----------------   ----------------   -------------
                                               2005               2005         2004    2003
                                         ----------------   ----------------   -----   -----
                                                            (IN MILLIONS)
Current:
  Federal..............................        $(20)              $ 50         $ 96    $ 73
  Foreign..............................          --                 --           --       1
                                               ----               ----         ----    ----
                                                (20)                50           96      74
                                               ----               ----         ----    ----
Deferred:
  Federal..............................          32                (15)         (47)    (39)
                                               ----               ----         ----    ----
Provision for income taxes.............        $ 12               $ 35         $ 49    $ 35
                                               ====               ====         ====    ====

     Reconciliations of the income tax provision at the U.S. statutory rate to the provision for income taxes as reported for continuing operations were as follows:

                                            SUCCESSOR                 PREDECESSOR
                                         ----------------   --------------------------------
                                         SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                           DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                         ----------------   ----------------   -------------
                                               2005               2005         2004    2003
                                         ----------------   ----------------   -----   -----
                                                            (IN MILLIONS)
Tax provision at U.S. statutory rate...        $ 22               $39          $ 72    $ 54
Tax effect of:
  Tax exempt investment income.........         (10)               (4)          (15)    (11)
  Tax reserve release..................          --                --            (8)     (8)
                                               ----               ---          ----    ----
Provision for income taxes.............        $ 12               $35          $ 49    $ 35
                                               ====               ===          ====    ====

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Deferred income taxes represent the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                          SUCCESSOR          PREDECESSOR
                                                      -----------------   -----------------
                                                      DECEMBER 31, 2005   DECEMBER 31, 2004
                                                      -----------------   -----------------
                                                                  (IN MILLIONS)
Deferred income tax assets:
  Benefit, reinsurance and other policyholder
     liabilities....................................        $ 580               $ 372
  Net unrealized investment losses..................           22                  --
  Capital loss carryforward.........................           17                  --
  Other.............................................            8                   7
                                                            -----               -----
  Total.............................................          627                 379
                                                            -----               -----
Deferred income tax liabilities:
  DAC and VOBA......................................         (525)               (426)
  Net unrealized investment gains...................           --                (118)
  Investments, net..................................          (12)                (13)
  Other.............................................           --                  (2)
                                                            -----               -----
  Total.............................................         (537)               (559)
                                                            -----               -----
Net deferred income tax asset (liability)...........        $  90               $(180)
                                                            =====               =====

     At December 31, 2005, the Company has a net deferred tax asset. If the Company determines that any of its deferred tax assets will not result in future tax benefits, a valuation allowance must be established for the portion of these assets that are not expected to be realized. Based predominantly upon a review of the Company's anticipated future taxable income, but also including all other available evidence, both positive and negative, the Company's management concluded that it is "more likely than not" that the net deferred tax assets will be realized.

     Capital loss carryforwards amount to $50 million at December 31, 2005 and will expire in 2010.

     Subsequent to the Acquisition, the Company will file a consolidated tax return with its parent, TIC. The companies will execute a Tax Sharing Agreement (the "Tax Agreement") prior to the filing of the 2005 consolidated tax return. Under the Tax Agreement, the federal income taxes will be allocated between the companies on a separate return basis and adjusted for credits and other amounts required by the Tax Agreement.

     For the periods prior to the Acquisition, the Company files a consolidated federal income tax return with Citigroup, and were part of a Tax Sharing Agreement with Citigroup (the "Citigroup Tax Agreement.") Under the Citigroup Tax Agreement, the federal income taxes are allocated to each member of the consolidated group on a separate return basis adjusted for credits and other amounts required by the Citigroup Tax Agreement. TLAC had $265 million payable to TIC at December 31, 2004 related to the Citigroup Tax Agreement.

     Under the Life Insurance Company Tax Act of 1959, stock life insurance companies were required to maintain a policyholders' surplus account containing the accumulated portion of current income which had not been subject to income tax in the year earned. The Deficit Reduction Act of 1984 required that no future amounts be added after 1983 to the policyholders' surplus account and that any future distributions to shareholders from the account would become subject to income at the general corporate income tax rate then in effect. During 2004, the American Jobs Creation Act of 2004 ("AJCA") was enacted. The AJCA provides, in part, that distributions from policyholders' surplus accounts during 2005 and 2006 will not be taxed. The amount of policyholders' surplus account at December 31, 2004 was approximately $2 million. If the entire

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

policyholders' surplus account were deemed to be distributed in 2004, there would have been a tax liability of less than $1 million. No current or deferred taxes have been provided on these amounts in the past because management considered the conditions under which these taxes would be paid remote. For federal income tax purposes, an election under Internal Revenue Code Section 338 was made by MetLife upon Acquisition. The Section 338 election results in a deemed distribution of the Company's policyholders' surplus account in 2005. However, due to the provision of the AJCA, no tax liability will be incurred as a result of this deemed distribution of policyholders' surplus in 2005.

8.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

  CONTINGENCIES

  LITIGATION

     The Company is a defendant in a number of litigation matters. In some of the matters, indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the United States permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrate to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value. Thus, unless stated below, the specific monetary relief sought is not noted.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be inherently impossible to ascertain with any degree of certainty. Inherent uncertainties can include how fact finders will view individually and in their totality documentary evidence, the credibility and effectiveness of witnesses' testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     The Company is a party to a number of legal actions and regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's consolidated financial position. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. The review includes senior legal and financial personnel. Unless stated below, estimates of possible additional losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. The limitations of available data and uncertainty regarding numerous variables make it difficult to estimate liabilities. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2005. Furthermore, it is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

     In August 1999, an amended putative class action complaint was filed in Connecticut state court against TLAC, Travelers Equity Sales, Inc. and certain former affiliates. The amended complaint alleges Travelers

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

Property Casualty Corporation, a former TLAC affiliate, purchased structured settlement annuities from TLAC and spent less on the purchase of those structured settlement annuities than agreed with claimants, and that commissions paid to brokers for the structured settlement annuities, including an affiliate of TLAC, were paid in part to Travelers Property Casualty Corporation. On May 26, 2004, the Connecticut Superior Court certified a nationwide class action involving the following claims against TLAC: (i) violation of the Connecticut Unfair Trade Practice Statute; (ii) unjust enrichment; and (iii) civil conspiracy. On June 15, 2004, the defendants appealed the class certification order. The Company has recently learned that the Connecticut Supreme Court has reversed the trial court's certification of a class. Plaintiff may file a motion with respect to the order and may seek upon remand to the trial court to file another motion for class certification. The Company and Travelers Equity Sales, Inc. intend to continue to vigorously defend the matter.

     Regulatory bodies have contacted the Company and have requested information relating to market timing and late trading of mutual funds and variable insurance products and, generally, the marketing of such products. The Company believes that many of these inquiries are similar to those made to many financial services companies as part of industry-wide investigations by various regulatory agencies. In addition, like many insurance companies and agencies in 2004 and 2005, the Company received inquiries from certain state Departments of Insurance regarding producer compensation and bidding practices. The Company is fully cooperating with regard to these information requests and investigations. The Company at the present is not aware of any systemic problems with respect to such matters that have a material adverse effect on the Company's consolidated financial position.

     In addition, the Company is a defendant or co-defendant in various other litigation matters in the normal course of business. These may include civil actions, arbitration proceedings and other matters arising in the normal course of business out of activities as an insurance company or otherwise. Further, state insurance regulatory authorities and other federal and state authorities may make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

     In the opinion of the Company's management, the ultimate resolution of these legal and regulatory proceedings would not be likely to have a material adverse effect on the Company's consolidated financial condition or liquidity, but, if involving monetary liability, may be material to the Company's operating results for any particular period.

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require life insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assessments levied against the Company from January 1, 2003 through December 31, 2005 aggregated less than $1 million. The Company maintained a liability of $1 million at December 31, 2005 and December 31, 2004, respectively, and a related asset for premium tax offsets of $1 million at December 31, 2005, respectively, for future assessments in respect of currently impaired, insolvent or failed insurers. The related asset for premium tax offsets was insignificant at December 31, 2004 for future assessments in respect of currently impaired, insolvent or failed insurers.

     In the past five years, none of the aggregate assessments levied against the Company have been material. The Company has established liabilities for guaranty fund assessments that it considers adequate for assessments with respect to insurers that are currently subject to insolvency proceedings.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

COMMITMENTS

  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $15 million and $20 million at December 31, 2005 and 2004, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years. There are no other obligations or liabilities arising from such arrangements that are reasonably likely to become material.

  MORTGAGE LOAN COMMITMENTS

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $20 million and $26 million at December 31, 2005 and 2004, respectively. There are no other obligations or liabilities arising from such arrangements that are reasonably likely to become material.

GUARANTEES

     In the normal course of its business, the Company may provide certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company may provide indemnities and guarantees, including those related to tax, other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company may provide indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits.

     These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to contractual limitation, while in other cases such limitations are not specified or applicable. Therefore, the Company does not believe that it is possible to determine the maximum potential amount due under these guarantees.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies other of its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount due under these indemnities in the future.

9.  EMPLOYEE BENEFIT PLANS

  PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS

     Subsequent to the Acquisition, the Company became a participating employer in qualified and non-qualified, noncontributory defined benefit pension plans sponsored by MetLife. Employees were credited with prior service recognized by Citigroup, solely for the purpose of determining eligibility and vesting under the Metropolitan Life Retirement Plan for United States Employees (the "Plan"), a noncontributory qualified defined benefit pension plan, with respect to benefits earned under the Plan subsequent to the closing date of the Acquisition. Net periodic expense related to these plans is based on the employee population as of the valuation date at the beginning of the year; accordingly, no expense related to the MetLife plans was allocated to the Company for the six months ended December 31, 2005.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Prior to the Acquisition, the Company participated in qualified and non-qualified, noncontributory defined benefit pension plans and certain other postretirement plans sponsored by Citigroup. The Company's share of expense for these plans was insignificant for the six months ended June 30, 2005 and the years ended December 31, 2004 and 2003, respectively. The obligation for benefits earned under these plans was retained by Citigroup.

10.  EQUITY

  DIVIDEND RESTRICTIONS

     Under Connecticut State Insurance Law, TLAC is permitted, without prior insurance regulatory clearance, to pay shareholder dividends to its parent as long as the amount of such dividend, when aggregated with all other dividends in the preceding twelve months, does not exceed the greater of (i) 10% of its surplus to policyholders as of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year. TLAC will be permitted to pay a cash dividend in excess of the greater of such two amounts only if it files notice of its declaration of such a dividend and the amount thereof with the Connecticut Commissioner of Insurance ("Commissioner") and the Commissioner does not disapprove the payment within 30 days after notice or until the Commissioner has approved the dividend, whichever is sooner. In addition, any dividend that exceeds earned surplus (unassigned funds, reduced by 25% of unrealized appreciation in value or revaluation of assets or unrealized profits on investments) as of the last filed annual statutory statement requires insurance regulatory approval. Under Connecticut State Insurance Law, the Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its shareholders. The Connecticut State Insurance Law requires prior approval for any dividends for a period of two years following a change in control. As a result of the Acquisition, under Connecticut State Insurance Law all dividend payments by TLAC through June 30, 2007 require prior approval of the Commissioner. TLAC did not pay dividends in 2005 or 2004.

  CAPITAL CONTRIBUTIONS

     In 2005, the Company had an increase of $4 million in paid-in capital due to an assumption of all tax liabilities for potential audit liabilities for federal and state income taxes and other taxes with respect to pre-Acquisition tax periods. The Acquisition Agreement provides for an indemnification by Citigroup to MetLife for specified tax liabilities incurred prior to the Acquisition Date. During 2004, the Company received a capital contribution of $400 million from its parent, TIC.

  STATUTORY EQUITY AND INCOME

     The Department imposes minimum risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. TLAC exceeded the minimum RBC requirements for all periods presented herein.

     The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in 2001. Codification was intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles ("SAP") continue to be established by individual state laws and permitted practices. The Department has adopted Codification, with certain modifications, for the preparation

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

of statutory financial statements of insurance companies domiciled in Connecticut. Modifications by the Department may impact the effect of Codification on the statutory capital and surplus of TLAC.

     SAP differs from GAAP primarily by: (i) charging policy acquisition costs to expense as incurred; (ii) establishing future policy benefit liabilities using different actuarial assumptions; (iii) valuing securities on a different basis; and (iv) maintaining additional reserves associated with credit default and interest related investment gains and losses.

     In addition, certain assets are not admitted under SAP and are charged directly to surplus. The most significant asset not admitted by TLAC is the net deferred tax asset resulting from temporary differences between SAP basis and tax basis not expected to reverse and become recoverable within a year.

     Statutory net income (loss) of the TLAC, a Connecticut domiciled insurer, was ($80) million, ($211) million and $37 million for the years ended December 31, 2005, 2004 and 2003, respectively. Statutory capital and surplus, as filed with the Department, was $782 million and $942 million at December 31, 2005 and 2004, respectively.

  OTHER COMPREHENSIVE INCOME

     The following table sets forth the reclassification adjustments required for the six months ended December 31, 2005 and June 30, 2005, and the years ended December 31, 2004 and 2003, in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior period:

                                                    SUCCESSOR                 PREDECESSOR
                                                 ----------------   --------------------------------
                                                 SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                                   DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                                 ----------------   ----------------   -------------
                                                       2005               2005         2004    2003
                                                 ----------------   ----------------   -----   -----
                                                                    (IN MILLIONS)
Holding (losses) gains on investments arising
  during the period............................        $(89)              $(5)         $ 18    $183
Income tax effect of holding (losses) gains....          31                 1            (6)    (64)
Reclassification adjustments:
  Recognized holding (gains) losses included in
     current year income.......................         (32)                3             6      14
  Amortization of premiums and accretion of
     discounts associated with investments.....          12                (8)          (18)    (13)
  Income tax effect of reclassification
     adjustments...............................           7                 2             4      --
                                                       ----               ---          ----    ----
     Total reclassification adjustments........         (13)               (3)           (8)      1
Allocation of holding loss on investments
  relating to other policyholder amounts.......          45                --            --      --
Income tax effect of allocation of holding
  loss.........................................         (16)               --            --      --
                                                       ----               ---          ----    ----
     Other comprehensive income (losses).......        $(42)              $(7)         $  4    $120
                                                       ====               ===          ====    ====

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

11.  OTHER EXPENSES

     Other expenses were comprised of the following:

                                          SUCCESSOR                 PREDECESSOR
                                       ----------------   --------------------------------
                                                                              YEARS ENDED
                                       SIX MONTHS ENDED   SIX MONTHS ENDED   DECEMBER 31,
                                         DECEMBER 31,         JUNE 30,       -------------
                                             2005               2005         2004    2003
                                       ----------------   ----------------   -----   -----
                                                          (IN MILLIONS)
Compensation.........................       $  27              $  19         $  45   $  34
Commissions..........................         156                180           373     298
Amortization of DAC and VOBA.........         108                133           227     137
Capitalization of DAC................        (164)              (222)         (469)   (351)
Rent, net of sublease income.........           2                  1             4       3
Other................................          36                 73           123      64
                                            -----              -----         -----   -----
     Total other expenses............       $ 165              $ 184         $ 303   $ 185
                                            =====              =====         =====   =====

12.  FAIR VALUE INFORMATION

     The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

     Amounts related to the Company's financial instruments were as follows:

                                                                         SUCCESSOR
                                                              --------------------------------
                                                              NOTIONAL   CARRYING   ESTIMATED
                                                               AMOUNT     VALUE     FAIR VALUE
                                                              --------   --------   ----------
                                                                       (IN MILLIONS)
DECEMBER 31, 2005
Assets:
  Fixed maturities..........................................              $6,055      $6,055
  Equity securities.........................................              $    4      $    4
  Mortgage loans on real estate.............................              $  258      $  258
  Policy loans..............................................              $   37      $   37
  Short-term investments....................................              $   57      $   57
  Cash and cash equivalents.................................              $  233      $  233
  Mortgage loan commitments.................................    $20       $   --      $   --
  Commitments to fund partnership investments...............    $15       $   --      $   --
Liabilities:
  Policyholder account balances.............................              $3,195      $2,982
  Payables for collateral under securities loaned and other
     transactions...........................................              $  108      $  108

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                        PREDECESSOR
                                                              --------------------------------
                                                              NOTIONAL   CARRYING   ESTIMATED
                                                               AMOUNT     VALUE     FAIR VALUE
                                                              --------   --------   ----------
                                                                       (IN MILLIONS)
DECEMBER 31, 2004
Assets:
  Fixed maturities..........................................              $6,261      $6,261
  Equity securities.........................................              $   26      $   26
  Mortgage loans on real estate.............................              $  212      $  221
  Policy loans..............................................              $   32      $   32
  Short-term investments....................................              $  420      $  420
  Cash and cash equivalents.................................              $    1      $    1
  Mortgage loan commitments.................................    $26       $   --      $   --
  Commitments to fund partnership investments...............    $20       $   --      $   --
Liabilities:
  Policyholder account balances.............................              $3,458      $3,519
  Payables for collateral under securities loaned and other
     transactions...........................................              $  208      $  208

     The methods and assumptions used to estimate the fair values of financial instruments are summarized as follows:

  FIXED MATURITIES AND EQUITY SECURITIES

     The fair value of fixed maturities and equity securities are based upon quotations published by applicable stock exchanges or received from other reliable sources. For securities for which the market values were not readily available, fair values were estimated using quoted market prices of comparable investments.

  MORTGAGE LOANS ON REAL ESTATE, MORTGAGE LOAN COMMITMENTS AND COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     Fair values for mortgage loans on real estate are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. For mortgage loan commitments, the estimated fair value is the net premium or discount of the commitments. Commitments to fund partnership investments have no stated interest rate and are assumed to have a fair value of zero.

  POLICY LOANS

     The carrying values for policy loans approximate fair value.

  CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

     The carrying values for cash and cash equivalents and short-term investments approximated fair values due to the short-term maturities of these instruments.

  POLICYHOLDER ACCOUNT BALANCES

     The fair value of policyholder account balances which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The fair value of policyholder account balances without final contractual maturities are assumed to equal their current net surrender value.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  PAYABLES FOR COLLATERAL UNDER SECURITIES LOANED AND OTHER TRANSACTIONS

     The carrying values for payables for collateral under securities loaned and other transactions approximate fair value.

  DERIVATIVE FINANCIAL INSTRUMENTS

     The fair value of derivative instruments, including financial futures, interest rate, credit default and foreign currency swaps, foreign currency forwards, and options are based upon quotations obtained from dealers or other reliable sources. See Note 4 for derivative fair value disclosures.

13.  RELATED PARTY TRANSACTIONS

     TIC, TLAC's parent, handles all banking functions including payment of expenses for TLAC.

     In December 2004, TLAC entered into a reinsurance agreement with TLARC related to guarantee features included in certain of their universal life and variable universal life products. This reinsurance agreement is treated as a deposit-type contract and at December 31, 2005, the Company had a recoverable from TLARC of $40 million. Fees associated with this contract, included within other expenses, were $12 million and $22 million for the six months ended December 31, 2005 and June 30, 2005, respectively.

     In addition, TLAC's individual insurance mortality risk is reinsured, in part, to Reinsurance Group of America, Incorporated ("RGA"), an affiliate, subsequent to the Acquisition Date. Reinsurance recoverables under these agreements with RGA were $33 million and $17 million at December 31, 2005 and 2004, respectively. Ceded premiums, universal life fees and benefits were $2 million, $19 million and $36 million, respectively, for the six months ended December 31, 2005 and $3 million, $7 million and $5 million, respectively, for the six months ended June 30, 2005.

     At June 30, 2005 and December 31, 2004, TLAC had investments in Tribeca Citigroup Investments Ltd. ("Tribeca"), an affiliate of the Company, in the amounts of $10 million and $14 million, respectively. Income (loss) of $(1) million, $1 million and $7 million was recognized on these investments in the six months ended June 30, 2005 and the years ended December 31, 2004 and 2003, respectively. In July 2005, TLAC sold its investment in Tribeca.

     Prior to the Acquisition, the Company had related party transactions with its former parent and/or affiliates. These transactions are described as follows:

     The Company had outstanding loaned securities to a former affiliate, Citigroup Global Markets Inc., in the amount of $38 million at December 31, 2004.

     Citigroup and certain of its subsidiaries provided investment management and accounting services, payroll, internal auditing, benefit management and administration, property management and investment technology services to the Company. The Company paid TIC an insignificant amount for the six months ended June 30, 2005 and the years ended December 31, 2004 and 2003 for these services.

     TIC maintains a short-term investment pool in which the Company participates. The position of each company participating in the pool is calculated and adjusted daily. At December 31, 2004, the pool totaled approximately $4.1 billion of which the Company's share amounted to $384 million and is included in short-term investments on the balance sheet.

     In the ordinary course of business, the Company distributes fixed and variable annuity products through its affiliate Smith Barney ("SB"). Premiums and deposits related to these products were $506 million and $707 million in 2004 and 2003, respectively. The Company also markets term and universal life products through SB. Premiums related to such products were $108 million and $88 million in 2004 and 2003, respectively. Commissions and fees paid to SB were $50 million and $57 million in 2004 and 2003, respectively.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company also distributes deferred annuity products through its affiliates, Primerica Financial Services, Inc. ("PFS"), CitiStreet Retirement Services, a division of CitiStreet LLC, (together with its subsidiaries,"CitiStreet") and Citibank, N.A. ("Citibank").

     Deposits received from PFS were $636 million and $628 million in 2004 and 2003, respectively. Commissions and fees paid to PFS were $48 million and $52 million, in 2004 and 2003, respectively.

     Deposits received from CitiStreet were $116 million and $82 million in 2004 and 2003, respectively. Related commissions and fees paid to CitiStreet were $3 million and $2 million in 2004 and 2003, respectively.

     Deposits received from Citibank were $112 million and $162 million in 2004 and 2003, respectively. Commissions and fees paid to Citibank were $13 million and $12 million in 2004 and 2003, respectively.

     The leasing functions for the Company were administered by a Citigroup subsidiary. Rent expense related to leases was shared by the companies on a cost allocation method based generally on estimated usage by department. The Company's rent expense was insignificant in 2004 and 2003.

14.  SUBSEQUENT EVENT

     On February 14, 2006, TLAC filed, with the State of Connecticut Office of the Secretary of the State, a Certificate of Amendment to the Charter as Amended and Restated of The Travelers Life and Annuity Company (the "Charter Amendment"). The Charter Amendment changes the name of TLAC to "MetLife Life and Annuity Company of Connecticut" and is effective on May 1, 2006.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF THE TRAVELERS INSURANCE COMPANY)

                                   SCHEDULE I

                     CONSOLIDATED SUMMARY OF INVESTMENTS --
                      OTHER THAN INVESTMENTS IN AFFILIATES
                               DECEMBER 31, 2005
                                 (IN MILLIONS)

                                                                SUCCESSOR
                                             ------------------------------------------------
                                                  COST OR                        AMOUNT AT
                                                 AMORTIZED        ESTIMATED    WHICH SHOWN ON
                                                  COST(1)         FAIR VALUE   BALANCE SHEET
                                                 ---------        ----------   --------------
TYPE OF INVESTMENT
Fixed Maturities:
  Bonds:
     U.S. Treasury/agency securities.......        $  793           $  791         $  791
     State and political subdivision
       securities..........................            84               81             81
     Foreign government securities.........            75               77             77
     Public utilities......................           199              197            197
     All other corporate bonds.............         3,171            3,097          3,097
  Residential and commercial
     mortgage-backed, and other
     asset-backed securities...............         1,833            1,809          1,809
  Redeemable preferred stock...............             3                3              3
                                                   ------           ------         ------
     Total fixed maturities................         6,158           $6,055          6,055
                                                   ------           ======         ------
Equity Securities:
  Common stocks:
     Industrial, miscellaneous and all
       other...............................             1           $    1              1
  Non-redeemable preferred stocks..........             3                3              3
                                                   ------           ------         ------
     Total equity securities...............             4           $    4              4
                                                   ------           ======         ------
Mortgage loans on real estate..............           258                             258
Policy loans...............................            37                              37
Other limited partnership interests........            73                              73
Short-term investments.....................            57                              57
Other invested assets......................           333                             333
                                                   ------                          ------
     Total investments.....................        $6,920                          $6,817
                                                   ======                          ======

---------------

(1) Cost for fixed maturities and mortgage loans on real estate represent original cost reduced by repayments, net valuation allowances and write-downs from other-than-temporary declines in value and adjusted for amortization of premiums or accretion of discount; for equity securities, cost represents original cost reduced by write-downs from other-than-temporary declines in value; and limited partnership interests represents original cost reduced for other-than-temporary impairments or original cost adjusted for equity in earnings and distributions.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF THE TRAVELERS INSURANCE COMPANY)

                                  SCHEDULE III

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
                    AS OF DECEMBER 31, 2005 (SUCCESSOR) AND
                        DECEMBER 31, 2004 (PREDECESSOR)
                                 (IN MILLIONS)

                                                                       FUTURE
                                                                       POLICY
                                                                    BENEFITS AND
                                                            DAC        OTHER       POLICYHOLDER
                                                            AND     POLICYHOLDER     ACCOUNT       UNEARNED
                                                            VOBA       FUNDS         BALANCES     REVENUE(1)
                                                            -----   ------------   ------------   ----------
As of December 31, 2005 (SUCCESSOR)......................  $1,777      $1,808         $5,688         $18
                                                           ======      ======         ======         ===
As of December 31, 2004 (PREDECESSOR)....................  $1,533      $1,079         $5,227         $42
                                                           ======      ======         ======         ===

---------------

(1) Amounts are included in the other policyholder funds column for successor and included in other liabilities for predecessor.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF THE TRAVELERS INSURANCE COMPANY)

                          SCHEDULE III -- (CONTINUED)

           FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 (SUCCESSOR) AND
                        JUNE 30, 2005 (PREDECESSOR) AND
          FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (PREDECESSOR)
                                 (IN MILLIONS)

                                       PREMIUM                  POLICYHOLDER
                                       REVENUES                   BENEFITS     AMORTIZATION OF                PREMIUMS
                                         AND          NET           AND         DAC AND VOBA       OTHER      WRITTEN
                                        POLICY    INVESTMENT      INTEREST       CHARGED TO      OPERATING   (EXCLUDING
                                         FEES       INCOME        CREDITED     OTHER EXPENSES    EXPENSES      LIFE)
                                         ------   -----------   ------------   ---------------   ---------   ----------
For the six months ended December 31,
  2005 (SUCCESSOR)...................    $250        $167           $166            $108            $57        $  --
                                         ====        ====           ====            ====            ===        =====
For the six months ended June 30,
  2005 (PREDECESSOR).................    $241        $223           $175            $133            $51        $   4
                                         ====        ====           ====            ====            ===        =====
For the year ended December 31, 2004
  (PREDECESSOR)......................    $411        $389           $326            $227            $76        $   6
                                         ====        ====           ====            ====            ===        =====
For the year ended December 31, 2003
  (PREDECESSOR)......................    $278        $356           $307            $137            $48        $   4
                                         ====        ====           ====            ====            ===        =====

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF THE TRAVELERS INSURANCE COMPANY)

                                  SCHEDULE IV

                            CONSOLIDATED REINSURANCE
AS OF DECEMBER 31, 2005 AND 2004 AND FOR THE SIX MONTHS ENDED DECEMBER 31, 2005
        AND JUNE 30, 2005 AND THE YEARS ENDED DECEMBER 31, 2004 AND 2003
                                 (IN MILLIONS)

                                                                                                      % AMOUNT
                                                               GROSS                          NET     ASSUMED
                                                              AMOUNT     CEDED    ASSUMED   AMOUNT     TO NET
                                                              -------   -------   -------   -------   --------
AS OF AND FOR THE SIX MONTHS ENDED DECEMBER 31, 2005
  (SUCCESSOR)
Life insurance in-force.....................................  $63,023   $48,618    $ --     $14,405       --%
                                                              =======   =======    ====     =======
Life insurance premium......................................  $    41   $    24    $ --     $    17       --%
                                                              =======   =======    ====     =======
FOR THE SIX MONTHS ENDED JUNE 30, 2005 (PREDECESSOR)
Life insurance premium......................................  $    39   $    19    $ --     $    20       --%
                                                              =======   =======    ====     =======
AS OF AND FOR THE YEAR ENDED 2004 (PREDECESSOR)
Life insurance in-force.....................................  $54,886   $44,286    $ --     $10,600       --%
                                                              =======   =======    ====     =======
Life insurance premium......................................  $    74   $    34    $ --     $    40       --%
                                                              =======   =======    ====     =======
AS OF AND FOR THE YEAR ENDED 2003 (PREDECESSOR)
Life insurance in-force.....................................  $43,671   $34,973    $ --     $ 8,698       --%
                                                              =======   =======    ====     =======
Life insurance premium......................................  $    66   $    25    $ --     $    41       --%
                                                              =======   =======    ====     =======

                            PIONEER ANNUISTAR(SM) PLUS
                            PORTFOLIO ARCHITECT PLUS
                            SCUDDER ADVOCATE REWARDS

                       STATEMENT OF ADDITIONAL INFORMATION


          METLIFE OF CT SEPARATE ACCOUNT TWELVE FOR VARIABLE ANNUITIES


                      INDIVIDUAL VARIABLE ANNUITY CONTRACT
                                    ISSUED BY


                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
                                  ONE CITYPLACE
                        HARTFORD, CONNECTICUT 06103-3415



MLAC-Book-70-71-75                                                      May 2006

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) The financial statements of the Registrant and the Report of Independent Auditors thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:


            (1)   Statement of Assets and Liabilities as of December 31, 2005

            (2)   Statement of Operations for the year ended December 31, 2005

            (3) Statement of Changes in Net Assets for the years ended December 31, 2005 and 2004

            (4)   Statement of Investments as of December 31, 2005

            (5)   Notes to Financial Statements


      The financial statements and schedules of The Travelers Life and Annuity Company and the report of Independent Auditors, are contained in the Statement of Additional Information. The financial statements of The Travelers Life and Annuity Company include:


      (1) Statements of Income for the years ended December 31, 2005, 2004 and 2003

      (2)   Balance Sheets as of December 31, 2005 and 2004

      (3) Statements of Changes in Retained Earnings and Accumulated Other Changes in Equity from Non-Owner Sources for the years ended December 31, 2005, 2004 and 2003

      (4) Statements of Cash Flows for the years ended December 31, 2005, 2004 and 2003

      (5)   Notes to Financial Statements

      (6)   Financial Statement Schedules


(b)   EXHIBITS



EXHIBIT
 NUMBER   DESCRIPTION
-------   -----------
   1.     Resolution of The Travelers Life and Annuity Company Board of
          Directors authorizing the establishment of the Registrant.
          (Incorporated herein by reference to Exhibit 1 to the Registration
          Statement on Form N-4, filed May 23, 1997.)

   2.     Not Applicable.

 3(a).    Distribution and Principal Underwriting Agreement among the
          Registrant, The Travelers Life and Annuity Company and Travelers
          Distributions LLC (Incorporated herein by reference to Exhibit 3(a) to Post-Effective Amendment No. 4 to the Registration Statement on Form
          N-4, File No. 333-58809 filed February 26, 2001.)

 3(b). Form of Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 14 to The Travelers Fund
          ABD for Variable Annuities to the Registration Statement on Form N-4,
          File No. 033-65343 filed April 6, 2006.)

 4(a). Form of Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to Pre-Effective Amendment No. 1 to the Registration
          Statement on Form N-4, File No. 333-101814, filed April 17, 2003.)

 4(b). Form of Guaranteed Minimum Withdrawal Rider. (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 4 to the
          Registration Statement on Form N-4, file No. 333-101778, filed
          November 19, 2004.)

 4(c). Company Name Change Endorsement The Travelers Life and Annuity Company effective May 1, 2006. (Incorporated herein by reference to Exhibit
          4(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD II for Variable Annuities Registration Statement on Form N-4, File No.
          033-65339 filed on April 7, 2006.)

 5(a). Form of Application. (Incorporated herein by reference to Exhibit 5 to Pre-Effective Amendment

          No. 1 to the Registration Statement on Form N-4, File No. 333-101778 filed April 17, 2003.)

 5(b). Form of Variable Annuity Application. (Incorporated herein by reference to Exhibit 5 to Post-Effective Amendment No. 14 to The
          Travelers Fund ABD for Variable Annuities to the Registration
          Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)

 6(a).    Charter of The Travelers Life and Annuity Company, as amended on April
          10, 1990. (Incorporated herein by reference to Exhibit 6(a) to the Registration Statement on Form N-4, File No. 333-40191, filed November
          13, 1998.)

 6(b).    By-Laws of The Travelers Life and Annuity Company, as amended on
          October 20, 1994. (Incorporated herein by reference to Exhibit 6(b) to the Registration Statement on Form N-4, File No. 33-58131, filed via
          Edgar on March 17, 1995.)

 6(c).    Certificate of Amendment of the Charter as Amended and Restated of The
          Travelers Life and Annuity Company effective May 1, 2006.
          (Incorporated herein by reference to Exhibit 6(c) to Post-Effective
          Amendment No. 14 to The Travelers Fund ABD II for Variable Annuities
          Registration Statement on Form N-4, File No. 033-65339 filed April 7,
          2006.)

   7. Form of Reinsurance Contract. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 to the Registration
          Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)

 8(a). Form of Participation Agreement. (Incorporated herein by reference to Exhibit 8 to Post-Effective Amendment No 8 to the Registration
          Statement on Form N-4, File No. 333-101778 filed April 21, 2005).

 8(b).    Participation Agreement Among Metropolitan Series Fund, Inc., MetLife
          Advisers, LLC, Metropolitan Life Insurance Company, The Travelers
          Insurance Company and The Travelers Life and Annuity Company effective
          November 1, 2005. (Incorporated herein by reference to Exhibit 8(b) to
          Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable
          Annuities Registration Statement on Form N-4, File No. 033-65343 filed
          April 6, 2006.)

 8(c).    Participation Agreement Among Met Investors Series Trust, Met
          Investors Advisory, LLC, MetLife Investors Distribution Company, The
          Travelers Insurance Company and The Travelers Life and Annuity Company effective November 1, 2005. (Incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 14 to The Travelers Fund
          ABD for Variable Annuities Registration Statement on Form N-4, File
          No. 033-65343 filed April 6, 2006.)

   9.     Opinion of Counsel as to the legality of securities being registered.
          (Incorporated herein by reference to Exhibit 9 to the Registration
          Statement on Form N-4, filed December 12, 2002.)

 10(a)    Consent of KPMG LLP, Independent Registered Public Accounting Firm.
          Filed herewith.

 10(b)    Consent of Deloitte & Touche LLP, Independent Registered Public
          Accounting Firm. Filed herewith.

  11.     Not applicable.

  12.     Not applicable.

  15.     Power of Attorney authorizing Michele H. Abate, Thomas S. Clark, John
          E. Connolly, Jr., Mary K. Johnson, James L. Lipscomb, Gina C.
          Sandonato, Myra L. Saul, and Marie C. Swift to act as signatory for C.
          Robert Henrikson, Leland C. Launer, Jr., Lisa M. Weber, Stanley J.
          Talbi, and Joseph J. Prochaska, Jr. (Incorporated herein by reference to Post-Effective Amendment No. 8 to the TLAC Variable Annuity
          Separate Account 2002 Registration Statement on Form N-4, File
          No.333-100434, filed September 19, 2005.)


ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


Principal Business Address:
      The Travelers Life and Annuity Company
      One Cityplace
      Hartford, CT  06103-3415

NAME AND PRINCIPAL                      POSITIONS AND OFFICES
BUSINESS ADDRESS                        WITH INSURANCE COMPANY
------------------                      ----------------------
C. Robert Henrikson                     Director, Chairman, President and Chief Executive Officer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Leland C. Launer, Jr.                   Director
501 Route 22
Bridgewater, NJ 08807

Lisa M. Weber                           Director
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Steven A. Kandarian                     Executive Vice President and Chief Investment Officer
10 Park Avenue
Morristown, NJ 07962

James L. Lipscomb                       Executive Vice President and General Counsel
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Gwenn L. Carr                           Senior Vice President and Secretary
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Michael K. Farrell                      Senior Vice President
10 Park Avenue
Morristown, NJ 07962

Hugh C. McHaffie                        Senior Vice President
501 Boylston Street
Boston, MA 02116

Joseph J. Prochaska, Jr.                Senior Vice President and Chief Accounting Officer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Stanley J. Talbi                        Senior Vice President and Chief Financial Officer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Anthony J. Williamson                   Senior Vice President and Treasurer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Roberto Baron                           Vice President and Senior Actuary
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Steven J. Brash                         Vice President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

William D. Cammarata                    Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Vincent Cirulli                         Vice President
10 Park Avenue
Morristown, NJ 07962

James R. Dingler                        Vice President
10 Park Avenue
Morristown, NJ 07962

Elizabeth M. Forget                     Vice President
260 Madison Ave
New York, NY 10016

Judith A. Gulotta                       Vice President
10 Park Avenue
Morristown, NJ 07962

C. Scott Inglis                         Vice President
10 Park Avenue
Morristown, NJ 07962

Daniel D. Jordan                        Vice President and Assistant Secretary
501 Boylston Street
Boston, MA 02116

Bennett Kleinberg                       Vice President and Actuary
185 Asylum Street
Hartford, CT 06103

Paul L. LeClair                         Vice President and Actuary
501 Boylston Street
Boston, MA 02116

Gene L. Lunman                          Vice President
185 Asylum Street
Hartford, CT 06103

Joseph J. Massimo                       Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Daniel A. O'Neill                       Vice President
10 Park Avenue
Morristown, NJ 07962

Mark S. Reilly                          Vice President
185 Asylum Street
Hartford, CT 06103

Mark J. Remington                       Vice President
185 Asylum Street
Hartford, CT 06103

Jonathan L. Rosenthal                   Vice President and Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962

Ragai A. Roushdy                        Vice President
10 Park Avenue
Morristown, NJ 07962

Erik V. Savi                            Vice President
10 Park Avenue
Morristown, NJ 07962

Kevin M. Thorwarth                      Vice President
10 Park Avenue
Morristown, NJ 07962

Mark. H. Wilsmann                       Vice President
10 Park Avenue
Morristown, NJ 07962

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


The Registrant is a separate account of The Travelers Life and Annuity Company under Connecticut insurance law. The Depositor is an indirectly wholly owned subsidiary of MetLife, Inc., a publicly traded company. No person is controlled by the Registrant. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF DECEMBER 31, 2005

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2005. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, (if any)) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    CitiStreet Retirement Services LLC (NJ)

            a)    CitiStreet Financial Services LLC (NJ)

            b)    CitiStreet Funds Management LLC (NJ)

            c)    CitiStreet Associates LLC (DE)

                  1)    CitiStreet Equities LLC (NJ)

                  2)    CitiStreet Associates of Montana LLC (MT)

                  3)    CitiStreet Associates of Texas, Inc. (TX)

                  4)    CitiStreet Associates of Hawaii LLC (HI)

                  5)    CitiStreet Associates Insurance Agency of
                        Massachusetts LLC (MA)

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by Metlife, Inc. and 2.5262% is owned by Metropolitan Asset Management Corporation.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada, and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A., and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metlife, Inc., 1.27483% is owned by Metropolitan Asset Management Corporation and 0.01976% is owned by Metlife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

            a)    Texas Life Agency Services, Inc. (TX)

            b)    Texas Life Agency Services of Kansas, Inc. (KS)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

      1.    MetLife Investors Insurance Company of California (CA)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

      1.    Walnut Street Advisers, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors USA Insurance Company (DE)

      2.    MetLife Investors Distribution Company (MO)

      3.    Met Investors Advisory, LLC (DE)

      4.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      2. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      3.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.9987% is owned by Metlife International Holdings, Inc. and 0.0013% is owned by Natiloporterm Holdings, Inc.

      4. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

      5. Metropolitan Life Seguros de Vida S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

            a) Met AFJP S.A. (Argentina)- 95% of the shares of Met AFJP S.A. are owned by Metropolitan Life Seguros de Vida S.A. and 5% of the shares of Met AFJP S.A. are held by Metropolitan Life Seguros de Retiro S.A.

      6.    MetLife Insurance Company of Korea Limited (South Korea)

      7. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 99.999999% is owned by MetLife International Holdings, Inc. and 0.000001% is owned by Natiloportem Holdings, Inc.

      8.    MetLife Global, Inc. (DE)

      9. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 99.999978% is owned by MetLife International Holdings, Inc. and 0.000022% is owned by Natiloportem Holdings, Inc.

      10.   MetLife Insurance Company Limited (Hong Kong)

      11.   MetLife General Insurance Limited (Australia)

      12.   MetLife Limited (United Kingdom)

      13. MetLife Insurance S.A./NV (Belgium) - 99.9% is owned by MetLife International Holdings, Inc. and 0.1% is owned by third parties.

      14.   MetLife Services Limited (United Kingdom)

      15. Siembra Seguros de Vida S.A. (Argentina) - 95.25% is owned by MetLife International Holdings, Inc. and 4.75% is owned by Natiloportem Holdings, Inc.

      16.   MetLife International Insurance Ltd. (Bermuda)

      17.   MetLife Insurance Limited (Australia)

            a)    MetLife Insurance and Investment Trust (Australia)

      18. Siembra Seguros de Retiro S.A. (Argentina) - 95.25% is owned by MetLife International Holdings, Inc. and 4.75% is owned by; Natiloportem Holdings, Inc.

      19. Best Market S.A. (Argentina) - 95% is owned by MetLife International Holdings, Inc. and 5% is held by Natiloportem Holdings, Inc.

      20. Compania Previsional MetLife S.A. (Argentina) - 99.999978% is owned by MetLife International Holdings, Inc. and 0.000022% is owned by Natiloportem Holdings, Inc.

      21.   MetLife Worldwide Holdings, Inc.

            a)    MetLife Towarzystwo Ubezpieczen na Zycie S.A. (Poland)

            b)    CDMK, Inc. (Korea)

            c)    MetLife Reinsurance (Bermuda) Ltd. (Bermuda)

            d)    MetLife Direct Co., Ltd. (Japan)

            e)    MetLife Vida e Previdencia S.A. (Brazil)

U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Avenue BTP-D Holdings, LLC (DE)

      2.    334 Madison Avenue BTP-E Holdings, LLC (DE)

      3.    334 Madison Avenue Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 99% of the voting control of Park Twenty Three Investments Company is held by 334 Madison Euro Investments, Inc. and 1% voting control is held by St. James Fleet Investments Two Limited.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 99% of the voting control of Convent Station Euro Investments Four Company is held by Park Twenty Three Investments Company and 1% voting control is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

      4. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      5. One Madison Investments (Cayco) Limited (Cayman Islands)- 89.9% of the voting control of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company and 10.1% voting control is held by Convent Station Euro Investments Four Company.

      6. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      7.    GA Holding Corp. (MA)

      9.    L/C Development Corporation (CA)

      10.   Thorngate, LLC (DE)

      11.   Alternative Fuel I, LLC (DE)

      12.   Transmountain Land & Livestock Company (MT)

      13.   MetPark Funding, Inc. (DE)

      14.   HPZ Assets LLC (DE)

      15.   MetDent, Inc. (DE)

      16.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      17.   Metropolitan Tower Realty Company, Inc. (DE)

      18.   MetLife (India) Private Ltd. (India)

      19.   Metropolitan Marine Way Investments Limited (Canada)

      20.   MetLife Private Equity Holdings, LLC (DE)

      21.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

      22.   Metropolitan Realty Management, Inc. (DE)

      23.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      24.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

        25.   Bond Trust Account A (MA)

        26.   Metropolitan Asset Management Corporation (DE)

            a) MetLife Capital Credit L.P. (DE)- 90% of MetLife Capital Credit L.P. is held directly by Metropolitan Life Insurance Company and 10% General Partnership interest of MetLife Capital Credit L.P. is held by Metropolitan Asset Management Corporation.

            b) MetLife Capital Limited Partnership (DE)- 73.78% Limited Partnership interest is held directly by Metropolitan Life Insurance Company and 9.58% Limited Partnership and 16.64% General Partnership interests are held by Metropolitan Asset Management Corporation.

            c) MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

            d) MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            e) LA Investments, S.A. (Argentina)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            f) MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and
                  1% of MetLife Latin America Asesorias e Inversiones Limitada.

      27.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

            c)    Omega Reinsurance Corporation (AZ)

      28.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   Paragon Life Insurance Company (MO)

                  (2)   GenAmerica Management Corporation (MO)

                 (3)   Reinsurance Group of America, Incorporated (MO) - (52.8%)

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   RGA Reinsurance Company (MO)

                                    (A)   Fairfield Management Group, Inc. (MO)

                                          (aa)  Reinsurance Partners, Inc. (MO)

                                          (bb)  Great Rivers Reinsurance
                                                Management, Inc. (MO)

                                          (cc)  RGA (U.K.) Underwriting Agency
                                                Limited (United Kingdom)

                        (b)   RGA Worldwide Reinsurance Company Ltd. (Barbados)

                        (c)   RGA Sigma Reinsurance SPC (Cayman Islands)

                        (d)   RGA Americas Reinsurance Company, Ltd. (Barbados)

                        (e)   RGA Reinsurance Company (Barbados) Ltd. (Barbados)

                              (i) RGA Financial Group, L.L.C. (DE)- 80% of RGA Financial Group, L.L.C. is held by RGA Reinsurance Company (Barbados) Ltd. and 20% of RGA Financial Group, LLC is held by RGA Reinsurance Company

                        (f)   RGA Life Reinsurance Company of Canada (Canada)

                        (g)   RGA International Corporation (Nova Scotia)

                              (i)   RGA Financial Products Limited (Canada)

                        (h)   RGA Holdings Limited (U.K.) (United Kingdom)

                              (i)   RGA UK Services Limited (United Kingdom)

                              (ii)  RGA Capital Limited U.K. (United
                                    Kingdom)

                              (iii) RGA Reinsurance (UK) Limited (United
                                    Kingdom)

                        (i)   RGA South African Holdings (Pty) Ltd. (South
                              Africa)

                              (i) RGA Reinsurance Company of South Africa Limited (South Africa)

                        (j)   RGA Australian Holdings PTY Limited (Australia)

                              (i)   RGA Reinsurance Company of Australia
                                    Limited (Australia)

                              (ii)  RGA Asia Pacific PTY, Limited (Australia)

                        (k) General American Argentina Seguros de Vida, S.A. (Argentina)

                        (l)   RGA Technology Partners, Inc. (MO)

                        (m)   RGA International Reinsurance Company (Ireland)

                        (n)   RGA Capital Trust I

                        (o)   RGA Global Reinsurance, Ltd. (Bermuda)

      29.   Corporate Real Estate Holdings, LLC (DE)

      30. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control is held by Metropolitan Asset Management Corporation

      31.   MetLife Tower Resources Group, Inc. (DE)

      32.   Headland Development Corporation (CA)

      33.   Headland - Pacific Palisades, LLC (CA)

      34.   Headland Properties Associates (CA)

      35.   Krisman, Inc. (MO)

      36.   Special Multi-Asset Receivables Trust (DE)

      37.   White Oak Royalty Company (OK)

      38.   500 Grant Street GP LLC (DE)

      39. 500 Grant Street Associates Limited Partnership (CT) - 99% is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      40.   MetLife Canada/MetVie Canada (Canada)

V.    MetLife Capital Trust II (DE)

W.    MetLife Capital Trust III (DE)

X.    The Travelers Insurance Company (CT)

      1.    190 LaSalle Associates L.L.C. (DE) - 50% is owned by a third party

      2.    440 South LaSalle LLC (DE)

      3. Pilgrim Investments Oakmont Lane, LLC (DE) - 50% is owned by a third party

      4. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 33% is owned by third party

      5. Pilgrim Alternative Investments Opportunity Fund III Associates, LLC (CT) - 33% is owned by third party

      6.    Pilgrim Investments Highland Park, LLC (CO)

      7.    Pilgrim Investments Schaumberg Windy Point, LLC (DE)

      8.    Pilgrim Investments York Road, LLC(DE)

      9.   Euro TI Investments LLC (DE)

      10.   Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      11.   Hollow Creek, L.L.C. (CT/NC)

      12. One Financial Place Corporation (DE) - 100% is owned in the aggregate by The Travelers Insurance Company and The Travelers Life and Annuity Company.

            a)    One Financial Place, LP (DE)

      13. One Financial Place Holdings, LLC (DE)-100% is owned in the aggregate by The Travelers Insurace Company and The Travelers Life and Annuity Company.

      14.   Plaza LLC (CT)

            a)    Travelers Asset Management International Company LLC
                  (NY)

            b)    Tower Square Securities, Inc. (CT)

                  1) Tower Square Securities Insurance Agency of Alabama, Inc. (AL)

                  2) Tower Square Securities Insurance Agency of Massachusetts, Inc. (MA)

                  3) Tower Square Securities Insurance Agency of New Mexico, Inc. (NM)

                  4) Tower Square Securities Insurance Agency of Ohio, Inc. (OH) (99%)

                  5)    Tower Square Securities Insurance Agency of
                        Texas, Inc. (TX)

            c)    Travelers Distribution LLC (DE)

            d)    Travelers Investment Advisers, Inc. (DE)

      15.   TIC European Real Estate LP, LLC (DE)

      16.   MetLife European Holdings, Inc. (DE)

      17.   Travelers European Investments LLC (CT)

      18.   Travelers International Investments Ltd. (Cayman Islands)

      19. Tribeca Citigroup Investments Ltd. (Cayman Islands) (68%) - 68% is owned by The Travelers Insurance Company, 4% is owned by The Travelers Life and Annuity Company and 28% is owned by a third party.

            a)    Tribeca Global Convertible Investments Ltd. (Cayman
                  Islands) (83%)

      20.   Trumbull Street Equity Investments LLC (DE)

            a) Tandem EGI/C Investments, L.P. (DE) - The General Partner is Trumbull Street Equity Investments LLC.

      21.   The Travelers Life and Annuity Company (CT)

            a)    Euro TL Investments LLC (DE)

            b)    SSB Private Selections, LLC (DE) (50%)

                  1)    Solomon Smith Barney Private Selection Fund I,
                        LLC (NY)

      22.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  1)    Panther Valley, Inc. (NJ)

      23. TRAL & Co. (DE) - is a general partnership. Its partners are The Travelers Insurance Company and The Travelers Life and Annuity Company.

      24.   Tribeca Distressed Securities LLC (DE)

Y.    The Travelers Life & Annuity Reinsurance Company (SC)

Z.    Citicorp Life Insurance Company (AZ)

      1.    First Citicorp Life Insurance Company (NY)

      2.    Euro CL Investments LLC (DE)

AA.   Trumbull Street Investments LLC (DE)

BB.   MetLife Standby I, LLC (DE)

CC.   MetLife Exchange Trust I

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) New England Life Insurance Company ("NELICO"), owns 100% of the voting stock of Omega Reinsurance Corporation. NELICO does not have a financial interest in this subsidiary.

5) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

                                        7

ITEM 27. NUMBER OF CONTRACT OWNERS


As of January 31, 2006, there were 1,327 qualified contracts and 1,379 non-qualified contracts of Pioneer Annuistar Plus; there were 2,325 qualified contracts and 1,581 non-qualified contracts of Architect Plus; and there were 635 qualified contracts and 925 non-qualified contracts of Scudder Advocate Rewards offered by the Registrant.


ITEM 28. INDEMNIFICATION


The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy insurance coverage with limits of $400 million under which the Depositor and Travelers Distribution LLC, the Registrant's underwriter (the "Underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.


Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

C.G.S. Section 33-778 provides an exclusive remedy; a Connecticut corporation cannot indemnify a director or officer to an extent either greater or less than that authorized by the statute, e.g., pursuant to its certificate of incorporation, by-laws, or any separate contractual arrangement. However, the statute does specifically authorize a corporation to procure indemnification insurance to provide greater indemnification rights. The premiums for such insurance may be shared with the insured individuals on an agreed basis.




Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

(a)   Travelers Distribution LLC
      One Cityplace
      Hartford, CT 06199


Travelers Distribution LLC also serves as principal underwriter and distributor for the following investment companies (other than the Registrant):


The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities,The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Nine for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, Tactical Growth and Income Stock Account for Variable Annuities, Tactical Short-Term Bond Account for Variable Annuities and Tactical Aggressive Stock Account for Variable Annuities, Citicorp Life Variable Annuity Separate Account and First Citicorp Life Variable Annuity Separate Account, TIC Separate Account Eleven for Variable Annuities, TIC Separate Account Thirteen for Variable Annuities, TLAC Separate Account Fourteen for Variable Annuities, TIC Variable Annuity Separate Account 2002, TLAC Variable Annuity Separate Account 2002 and The Travelers Separate Account QPN for Variable Annuities.


(b) Travelers Distribution LLC is the principal underwriter for the Contracts. The following persons are officers and managers of Travelers Distribution LLC. The principal business address for Travelers Distribution LLC is One Cityplace, Hartford, CT 06103-3415.

NAME AND PRINCIPAL                                  POSITIONS AND OFFICES
BUSINESS ADDRESS                                    WITH UNDERWRITER
------------------                                  ---------------------
Leslie Sutherland                                   President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Steven J. Brash                                     Vice President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Debora L. Buffington                                Vice President, Director of Compliance
5 Park Plaza
Suite 1900
Irvine, CA 92614

Charles M. Deuth                                    Vice President, National Accounts
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Anthony J. Dufault                                  Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

James R. Fitzpatrick                                Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Elizabeth M. Forget                                 Vice President and Chief Marketing Officer
260 Madison Avenue
New York, NY 10016

Helayne F. Klier                                    Vice President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Paul M. Kos                                         Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paul A. LaPiana                                     Vice President, Life Insurance Distribution Division
5 Park Plaza
Suite 1900
Irvine, CA 92614

Richard C. Pearson                                  Vice President and Secretary
5 Park Plaza
Suite 1900
Irvine, CA 92614


Robert H. Petersen                                  Vice President and Chief Financial Officer
485-E U.S. Highway 1 South
4th Floor
Iselin, NJ 08830

Deron J. Richens                                    Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paul A. Smith                                       Vice President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Cathy Sturdivant                                    Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paulina Vakouros                                    Vice President
260 Madison Avenue
New York, NY 10016

Edward C. Wilson                                    Vice President and Chief Distribution Officer
5 Park Plaza
Suite 1900
Irvine, CA 92614

Anthony J. Williamson                               Treasurer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Michael K. Farrell                                  Manager
10 Park Avenue
Morristown, NJ 07962

Craig W. Markham                                    Manager
13045 Tesson Ferry Road
St. Louis, MO 63128

William J. Toppeta                                  Manager
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

(c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

             (1)                      (2)              (3)            (4)            (5)
                                Net Underwriting   Compensation     Brokerage       Other
                                 Discounts and     On Redemption   Commissions   Compensation
Name of Principal Underwriter     Commissions
-----------------------------   ----------------   -------------   -----------   ------------
Travelers Distribution LLC       $  94,264,724        $  0           $  0           $  0


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

(1)    The Travelers Life and Annuity Company
       One Cityplace
       Hartford, Connecticut  06103-3415

ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents:

(a). That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to this registration statement and has caused this amendment to this registration statement to be signed on its behalf, in the City of Boston, and State of Massachusetts, on this 7th day of April, 2006.

               TLAC SEPARATE ACCOUNT TWELVE FOR VARIABLE ANNUITIES
                                  (Registrant)

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                   (Depositor)

                             By: /s/ HUGH C. MCHAFFIE
                                 -------------------------------------------
                                 Hugh C. McHaffie, Senior Vice President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 7th day of April, 2006.

*C. ROBERT HENRIKSON           Director, Chairman, President and Chief
---------------------------    Executive Officer
(C. Robert Henrikson)

*STANLEY J. TALBI
---------------------------
(Stanley J. Talbi)             Senior Vice President and Chief Financial Officer

*JOSEPH J. PROCHASKA, JR.      Senior Vice President and Chief Accounting
---------------------------    Officer
(Joseph J. Prochaska, Jr.)

*LELAND C. LAUNER, JR.         Director
---------------------------
(Leland C. Launer, Jr.)

*LISA M. WEBER                 Director
---------------------------
(Lisa M. Weber)

By:     /s/ John E. Connolly, Jr.
        -------------------------
        John E. Connolly, Jr., Attorney-in-Fact

* The Travelers Life and Annuity Company. Executed by John E. Connolly, Jr. on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Post-Effective Amendment No. 8 to the TLAC Variable Annuity Separate Account 2002 Registration Statement on Form N-4, File No. 333-100434, filed September 19, 2005.

                                  EXHIBIT INDEX

10(a)   Consent of KPMG LLP, Independent Registered Public Accounting Firm.

10(b)   Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm.